As Filed with the Securities and Exchange Commission on September 2, 2010
Registration Nos. 33-36528;
811-6161

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT Under THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No.                     ☐
Post-Effective Amendment No. 139 ☑
REGISTRATION STATEMENT Under THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 145 ☑

Allianz Funds
(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas, New York, NY 10105
(Address of principal executive offices) (Zip code)
(888) 852-3922
(Registrant’s telephone number, including area code)
E. Blake Moore, Jr.
c/o Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105
Name and address of agent for service:

Copies to:
Thomas J. Fuccillo, Esq.
c/o Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105
David C. Sullivan, Esq.
Ropes & Gray LLP
One International Place
Boston, MA 02110

     It is proposed that this filing will become effective (check appropriate box):
☐	Immediately upon filing pursuant to paragraph (b)

☐	On [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☑	On November 1, 2010 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On [date] pursuant to paragraph (a)(2) of Rule 485
     If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     This post-effective amendment is being filed pursuant to the annual update of the registration statement of all existing series of Allianz Funds.
     The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

November 1, 2010
Share Classes      Institutional    Class P    Administrative    Class D

Allianz Funds Prospectus

Allianz AGIC Emerging Markets Opportunities Fund*
Institutional Class	AOTIX
Class P	AEMPX
Class D	AOTDX

Allianz AGIC Global Fund*
Institutional Class	NGBIX
Class P	AGMPX
Administrative Class	NGAAX
Class D	NGBDX

Allianz AGIC Growth Fund**
Institutional Class	PGFIX
Class P	AOGPX
Administrative Class	PGFAX
Class D	PGRDX

Allianz AGIC Income & Growth Fund*
Institutional Class	AZNIX
Class P	AIGPX
Class D	AZNDX

Allianz AGIC International Fund*
Institutional Class	NAISX
Class P	ANIPX
Administrative Class	ANCAX
Class D	PNIDX

Allianz AGIC Mid-Cap Growth Fund*
Institutional Class	ANMIX
Class P	AMGPX
Class D	ANGDX

Allianz AGIC Opportunity Fund**
Institutional Class	POFIX
Class P	AOCPX
Administrative Class	POADX
Class D	APPDX

Allianz AGIC Pacific Rim Fund*
Institutional Class	NAPRX
Class P	APRPX
Class D	PPRDX

Allianz AGIC Systematic Growth Fund*
Institutional Class	NGFIX
Class P	ANCPX
Administrative Class	NGFAX
Class D	NGWDX

Allianz AGIC Target Fund**
Institutional Class	PFTIX
Class P	AOTPX
Administrative Class	PTADX
Class D	PTRDX

Allianz CCM Capital Appreciation Fund
Institutional Class	PAPIX
Class P	ALAPX
Administrative Class	PICAX
Class D	PCADX

Allianz CCM Emerging Companies Fund
Institutional Class	PMCIX
Administrative Class	PMGAX

Allianz CCM Focused Growth Fund
Institutional Class	AFGIX
Class P	ACFPX
Administrative Class	ALADX
Class D	AFWDX

Allianz CCM Mid-Cap Fund
Institutional Class	PMGIX
Class P	ACMPX
Administrative Class	PMCGX
Class D	PMCDX

Allianz NFJ All-Cap Value Fund
Institutional Class	PNFIX
Class P	ANFPX
Administrative Class	PNCAX
Class D	PNFDX

Allianz NFJ Dividend Value Fund
Institutional Class	NFJEX
Class P	ADJPX
Administrative Class	ANDAX
Class D	PEIDX

Allianz NFJ International Value Fund
Institutional Class	ANJIX
Class P	AFVPX
Administrative Class	AIVAX
Class D	AFJDX

Allianz NFJ Large-Cap Value Fund
Institutional Class	ANVIX
Class P	ALCPX
Administrative Class	ALNFX
Class D	PNBDX

Allianz NFJ Mid-Cap Value Fund
Institutional Class	ANIVX
Class P	AMVPX
Class D	ANVDX

Allianz NFJ Renaissance Fund
Institutional Class	PRNIX
Administrative Class	PRAAX
Class D	PREDX

Allianz NFJ Small-Cap Value Fund
Institutional Class	PSVIX
Class P	ASVPX
Administrative Class	PVADX
Class D	PNVDX

Allianz RCM Disciplined International Equity Fund
Institutional Class	DRIEX
Administrative Class	RAIAX
Class D	DIENX

Allianz RCM Global Resources Fund
Institutional Class	RGLIX
Class P	APGPX
Class D	ARMDX

Allianz RCM Global Small-Cap Fund
Institutional Class	DGSCX
Class P	ARSPX
Class D	DGSNX

Allianz RCM Large-Cap Growth Fund
Institutional Class	DRLCX
Class P	ARLPX
Administrative Class	DLGAX
Class D	DLCNX

Allianz RCM Mid-Cap Fund
Institutional Class	DRMCX
Administrative Class	DRMAX
Class D	DMCNX

Allianz RCM Strategic Growth Fund
Institutional Class	ANRIX
Class P	AMSPX
Administrative Class	ANRAX
Class D	ARCDX

Allianz RCM Technology Fund
Institutional Class	DRGTX
Class P	ARTPX
Administrative Class	DGTAX
Class D	DGTNX

Allianz RCM Wellness Fund
Class D	DGHCX

*	On August 25, 2010, in connection with the novation of the Portfolio Management Agreement between Nicholas-Applegate Capital Management LLC and Allianz Global Investors Fund Management LLC, Allianz Global Investors Capital LLC (“AGIC”) became the investment sub-adviser to the noted Fund and, as such, “NACM” was replaced by “AGIC” in such Fund’s name (one exception is the Allianz AGIC Systematic Growth Fund, formerly known as the Allianz NACM Growth Fund). See page 1 of the Trust’s Statement of Additional Information for more information.

**	On August 25, 2010, in connection with the novation of the Portfolio Management Agreement between Oppenheimer Capital LLC and Allianz Global Investors Fund Management LLC, Allianz Global Investors Capital LLC (“AGIC”) became the investment sub-adviser to the noted Fund and, as such, “OCC” was replaced by “AGIC” in such Fund’s name. See page 1 of the Trust’s Statement of Additional Information for more information.

As with other mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Allianz Funds Prospectus

The Prospectus explains what you should know about each Fund (together “Funds”) of Allianz Funds (the “Trust”) before you invest. Please read it carefully.

Allianz AGIC Emerging Markets Opportunities Fund

Investment Objective	The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Class P	[ ]	None	[ ]	[ ]

Class D	[ ]	0.25%	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities of companies that are tied economically to countries with emerging securities markets–that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index, and have exposure to at least 5 emerging market countries. The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security, industry sector and country selection decisions. The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. The Fund may invest up to 20% of its assets in securities of U.S. companies and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value);

Prospectus	1

Allianz AGIC Emerging Markets Opportunities Fund (continued)

and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/2006–12/31/2006	19.03%

Lowest 10/01/2008–12/31/2008	-31.46%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		(5/27/04)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Class P	[ ]	%	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%	[ ]	%

MSCI Emerging Markets Index	[ ]	%	[ ]	%	[ ]	%

Lipper Emerging Markets Funds Average	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

2	Allianz Funds

Allianz AGIC Emerging Markets Opportunities Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
Kunal Ghosh, Senior Vice President of AGIC and Portfolio Manager for the AGIC International Systematic strategies, has managed the Fund since 2007.

Steven Tael, Ph.D., CFA, Vice President of AGIC, has managed the Fund since 2007.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	3

Allianz AGIC Global Fund

Investment Objective	The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Class P	[ ]	None	[ ]	[ ]

Administrative	[ ]	0.25%	[ ]	[ ]

Class D	[ ]	0.25	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P		[ ]		[ ]		[ ]		[ ]

Administrative		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing primarily in equity securities of U.S. and non-U.S. companies that the portfolio managers believe are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages. The portfolio managers consider any company with these characteristics regardless of its capitalization, domicile or industry. The portfolio managers allocate the Fund’s assets among securities of companies located in countries that they expect will provide the best opportunities for meeting the Fund’s objective and may invest a portion of its assets in emerging market securities. In addition to equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value);

4	Allianz Funds

Allianz AGIC Global Fund (continued)

and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2003–06/30/2003	18.35%

Lowest 10/01/2008–12/31/2008	-24.81%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		(7/19/02)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Class P	[ ]	%	[ ]	%	[ ]	%

Administrative Class	[ ]	%	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%	[ ]	%

MSCI All Country World Index	[ ]	%	[ ]	%	[ ]	%

Lipper Global Multi-Cap Growth Funds Average	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Prospectus	5

Allianz AGIC Global Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
Christopher A. Herrera, Senior Vice President and Portfolio Manager for the AGIC Global Equities strategies, has managed the Fund since 2006.

Nelson Shing, Senior Vice President and Portfolio Manager for the AGIC Global Equities strategies, has managed the Fund since 2007.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

6	Allianz Funds

Allianz AGIC Growth Fund

Investment Objective	The Fund seeks long-term growth of capital; income is an incidental consideration.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Class P	[ ]	None	[ ]	[ ]

Administrative	[ ]	0.25%	[ ]	[ ]

Class D	[ ]	0.25	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P		[ ]		[ ]		[ ]		[ ]

Administrative		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $5 billion. The portfolio managers consider “growth” companies to include companies that they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength and earnings growth. In addition, through fundamental research, the portfolio managers seek to identify companies that possess a sustainable competitive advantage by virtue of having a proprietary product or process, superior information technology or distribution capabilities or a dominant position within their industry. The Fund may invest up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a

Prospectus	7

Allianz AGIC Growth Fund (continued)

bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	36.02%

Lowest 01/01/2001–03/31/2001	-23.46%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(2/24/84)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class P	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Administrative Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell 1000 Growth Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Large-Cap Growth Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

8	Allianz Funds

Allianz AGIC Growth Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers

Jeff Parker, Managing Director of AGIC and Head of AGIC Growth Strategies, has been a manager of the Fund since 2009 and is the Lead Portfolio Manager.

William Sandow, Vice President of AGIC, Portfolio Manager on the Mid Cap Growth strategy and senior research analyst for AGIC’s Large and Mid Cap Growth strategies, has managed the Fund since 2010.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	9

Allianz AGIC Income & Growth Fund

Investment Objective	The Fund seeks total return comprised of current income, current gains and capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Class P	[ ]	None	[ ]	[ ]

Class D	[ ]	0.25%	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by investing primarily in a combination of common stocks and other equity securities, debt securities and convertible securities. The allocation of the Fund’s investments across asset classes will vary substantially from time to time. The Fund’s investments in each asset class are based upon the portfolio managers’ assessment of economic conditions and market factors, including equity price levels, interest rate levels and their anticipated direction. The portfolio managers will select common stocks by utilizing a fundamental, bottom-up research process intended to identify issuers whose financial fundamentals are expected to improve, and will select convertible or debt securities using a credit analysis that focuses on income producing characteristics. It is expected that a substantial portion of the Fund’s investments in debt securities and convertible securities will be rated below investment grade or unrated and determined to be of similar quality (“high-yield securities” or “junk bonds”). The Fund may invest in issuers of any market capitalization (with a focus on $3 billion and above) and may invest a portion of its assets in non-U.S. securities (including emerging market securities). Normally the Fund will employ a strategy of writing (selling) call options on the common stocks it holds; such strategy is intended to enhance Fund distributions and reduce overall portfolio risk, though there is no assurance that it will succeed. In addition to equity securities (such as preferred stocks and warrants), the Fund may invest in unregistered securities and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk). Convertible and debt securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s

10	Allianz Funds

Allianz AGIC Income & Growth Fund (continued)

deterioration or default (High Yield Risk, Convertible Securities Risk, Interest Rate Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2008–06/30/2008	0.74%

Lowest 10/01/2008–12/31/2008	-20.44%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		(2/28/07)

Institutional Class — Before Taxes	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%

Class P	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%

Barclays Capital Aggregate Bond Index	[ ]	%	[ ]	%

S&P 500 Index	[ ]	%	[ ]	%

Lipper Flexible Portfolio Funds Average	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after

Prospectus	11

Allianz AGIC Income & Growth Fund (continued)

taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers

Douglas Forsyth, CFA, Managing Director, has managed the Fund since its inception in 2007.

Michael E. Yee, Senior Vice President of AGIC, has managed the Fund since its inception in 2007.

Justin Kass, CFA, Managing Director of AGIC, has managed the Fund since its inception in 2007.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

12	Allianz Funds

Allianz AGIC International Fund

Investment Objective	The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Class P	[ ]	None	[ ]	[ ]

Administrative	[ ]	0.25%	[ ]	[ ]

Class D	[ ]	0.25	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P		[ ]		[ ]		[ ]		[ ]

Administrative		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 75% of its net assets in equity securities of companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index. The Fund also normally invests at least 80% of its net assets in non-U.S. securities. The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security, industry sector and country selection decisions. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a

Prospectus	13

Allianz AGIC International Fund (continued)

bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2003–06/30/2003	22.16%

Lowest 07/01/2008–09/30/2008	-24.10%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		(5/7/01)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Class P	[ ]	%	[ ]	%	[ ]	%

Administrative Class	[ ]	%	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%	[ ]	%

MSCI EAFE Index	[ ]	%	[ ]	%	[ ]	%

Lipper International Large-Cap Core Funds Average	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

14	Allianz Funds

Allianz AGIC International Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
Steven Tael, Ph.D., CFA, Vice President of AGIC, has managed the Fund since 2006.

Kunal Ghosh, Senior Vice President of AGIC and Portfolio Manager for the AGIC International Systematic strategies, has managed the Fund since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	15

Allianz AGIC Mid-Cap Growth Fund

Investment Objective	The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Class P	[ ]	None	[ ]	[ ]

Class D	[ ]	0.25%	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations comparable to the companies included in the Russell Midcap Growth Index (between $1.1 billion and $13.7 billion as of June 30, 2010). The portfolio managers use a growth-oriented, dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and industry sector selection decisions.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P and Class D

16	Allianz Funds

Allianz AGIC Mid-Cap Growth Fund (continued)

performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 01/01/2006–03/31/2006	9.35%

Lowest 10/01/2008–12/31/2008	-25.19%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		(2/27/04)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Class P	[ ]	%	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%	[ ]	%

Russell Midcap Growth Index	[ ]	%	[ ]	%	[ ]	%

Lipper Mid-Cap Core Funds Average	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers

Jane Edmondson, Vice President of AGIC, has managed the Fund and the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund, the Fund’s predecessor, since 2006.

Mark P. Roemer, Senior Vice President of AGIC, has managed the Fund and the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund, the Fund’s predecessor, since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements

Prospectus	17

Allianz AGIC Mid-Cap Growth Fund (continued)

before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

18	Allianz Funds

Allianz AGIC Opportunity Fund

Investment Objective	The Fund seeks capital appreciation; no consideration is given to income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Class P	[ ]	None	[ ]	[ ]

Administrative	[ ]	0.25%	[ ]	[ ]

Class D	[ ]	0.25	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P		[ ]		[ ]		[ ]		[ ]

Administrative		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of less than $2 billion. The portfolio managers’ investment process focuses on bottom-up, fundamental analysis. The portfolio managers consider “growth” companies to include companies that they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. The investment process includes both quantitative and qualitative analysis. Once a potential investment is identified, the portfolio managers conduct a quantitative analysis to determine if the security is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio managers seek to diversify the portfolio among different industries. The Fund may invest in securities issued in initial public offerings (IPOs) and up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency

Prospectus	19

Allianz AGIC Opportunity Fund (continued)

Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	45.34%

Lowest 07/01/2001–09/30/2001	-30.90%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(2/24/84)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class P	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Administrative Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell 2000 Growth Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Small-Cap Growth Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

20	Allianz Funds

Allianz AGIC Opportunity Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers

Michael Corelli, Managing Director of AGIC, has managed the Fund since 2003 and is the Lead Portfolio Manager.

Eric Sartorius, Senior Vice President of AGIC and senior research analyst for AGIC’s Small Cap Growth and SMID Growth Focus Strategies, has managed the Fund since 2008.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	21

Allianz AGIC Pacific Rim Fund

Investment Objective	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Class P	[ ]	None	[ ]	[ ]

Class D	[ ]	0.25%	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are tied economically to countries within the Pacific Rim by satisfying at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for their securities is in a Pacific Rim country. Many of the countries in which the Fund invests are countries with emerging securities markets, which are markets that the portfolio manager believes are less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries, though it may emphasize issuers located in any one Pacific Rim country when the portfolio manager believes there is potential for above-average growth of capital. In addition to equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk

22	Allianz Funds

Allianz AGIC Pacific Rim Fund (continued)

(instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/1999–06/30/1999	44.16%

Lowest 07/01/2008–09/30/2008	-19.68%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(12/31/97)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class P	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%	[ ]	%	[ ]	%

MSCI Pacific Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Pacific Region Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Prospectus	23

Allianz AGIC Pacific Rim Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Manager

Pedro Marcal, Senior Vice President and Asset Allocation Committee Member of AGIC and Portfolio Manager for the AGIC International Equities strategies, has managed the Fund since 2007.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

24	Allianz Funds

Allianz AGIC Systematic Growth Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Class P	[ ]	None	[ ]	[ ]

Administrative	[ ]	0.25%	[ ]	[ ]

Class D	[ ]	0.25	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P		[ ]		[ ]		[ ]		[ ]

Administrative		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with market capitalizations at or above the lowest market capitalization of companies represented in the Russell 1000 Growth Index ($1.1 billion as of June 30, 2010). The portfolio managers use a growth-oriented, dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and industry sector selection decisions.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses

Prospectus	25

Allianz AGIC Systematic Growth Fund (continued)

paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/2004–12/31/2004	13.13%

Lowest 10/01/2008–12/31/2008	-25.02%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		(7/19/02)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Class P	[ ]	%	[ ]	%	[ ]	%

Administrative Class	[ ]	%	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%	[ ]	%

Russell 1000 Growth Index	[ ]	%	[ ]	%	[ ]	%

Lipper Multi-Cap Growth Funds Average	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
James Li, Ph.D., CFA, Senior Vice President of AGIC, has managed the Fund since 2006.

Kunal Ghosh, Senior Vice President of AGIC and Portfolio Manager for the AGIC International Systematic strategies, has managed the Fund since 2009.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is

26	Allianz Funds

Allianz AGIC Systematic Growth Fund (continued)

$1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	27

Allianz AGIC Target Fund

Investment Objective	The Fund seeks capital appreciation; no consideration is given to income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Class P	[ ]	None	[ ]	[ ]

Administrative	[ ]	0.25%	[ ]	[ ]

Class D	[ ]	0.25	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P		[ ]		[ ]		[ ]		[ ]

Administrative		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $1 billion, although it may invest in companies of any size. The portfolio managers select equity securities for the Fund using a “growth” style. The portfolio managers consider “growth” companies to include companies that they believe to have well-defined “wealth creating” characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. Through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. At times, depending on market or other conditions, the Fund may invest a substantial portion of its assets in a small number of business sectors or industries. The Fund may invest in securities issued in initial public offerings (IPOs) and up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Non-U.S. Investment Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk

28	Allianz Funds

Allianz AGIC Target Fund (continued)

(high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	52.78%

Lowest 10/01/2008–12/31/2008	-32.74%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(12/17/92)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class P	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Administrative Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell Midcap Growth Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Mid-Cap Growth Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Prospectus	29

Allianz AGIC Target Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers

Jeff Parker, Managing Director of AGIC and Head of AGIC Growth Strategies, has managed the Fund since 1999 and is the Lead Portfolio Manager.

William Sandow, Vice President of AGIC, Portfolio Manager on the Mid Cap Growth strategy and senior research analyst for AGIC’s Large and Mid Cap Growth strategies, has managed the Fund since 2009.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

30	Allianz Funds

Allianz CCM Capital Appreciation Fund

Investment Objective	The Fund seeks growth of capital.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Class P	[ ]	None	[ ]	[ ]

Administrative	[ ]	0.25%	[ ]	[ ]

Class D	[ ]	0.25	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P		[ ]		[ ]		[ ]		[ ]

Administrative		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of $3 billion or more that have improving fundamentals (based on growth criteria) and whose stock the portfolio management team believes to be reasonably valued by the market (based on value criteria). In making investment decisions for the Fund, the team considers companies in the Russell 1000 Index and the S&P 500 Index. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and a series of value criteria, such as earnings quality and price-to-earnings ratios. The team then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The Fund may invest a portion of its assets in real estate investment trusts (REITs). The Fund will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in

Prospectus	31

Allianz CCM Capital Appreciation Fund (continued)

the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	23.43%

Lowest 10/01/2008–12/31/2008	-22.41%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(3/8/91)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class P	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Administrative Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell 1000 Growth Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

S&P 500 Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Multi-Cap Growth Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

32	Allianz Funds

Allianz CCM Capital Appreciation Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Cadence Capital Management LLC (“Cadence”)

Portfolio Managers
William B. Bannick, Managing Director, Chief Investment Officer and Executive Vice President of Cadence, has managed the Fund since 1992.

Robert L. Fitzpatrick, Managing Director of Cadence, has managed the Fund since 2004.

Michael J. Skillman, Managing Director and Chief Executive Officer of Cadence, has managed the Fund since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	33

Allianz CCM Emerging Companies Fund

Investment Objective	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Administrative	[ ]	0.25%	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Administrative		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of U.S. companies with smaller market capitalizations (which the portfolio management team currently defines as companies with market capitalizations of at least $100 million and at or below the highest market capitalization of companies represented in the Russell 2000 Index ($2.5 billion as of June 30, 2010)) that have improving fundamentals (based on growth criteria) and whose stock the team believes to be reasonably valued by the market (based on value criteria). The team defines “emerging companies” as companies it believes have improving fundamentals and whose stock is reasonably valued by the market. Although emerging companies may potentially be found in any market capitalization, the team primarily considers U.S. companies with smaller market capitalizations. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets and improvements in return on equity, and a series of value criteria, such as earnings quality and price-to-earnings ratios. The team then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The Fund may invest in real estate investment trusts (REITs) and securities issued in initial public offerings (IPOs), and may utilize stock index futures contracts. The Fund will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage

34	Allianz Funds

Allianz CCM Emerging Companies Fund (continued)

magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Administrative Class performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/2001–12/31/2001	26.11%

Lowest 10/01/2008–12/31/2008	-24.75%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(6/25/93)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Administrative Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell Micro-Cap Growth Index	[ ]	%	[ ]	%	N/A		N/A

Russell 2000 Growth Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Small-Cap Core Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.

Prospectus	35

Allianz CCM Emerging Companies Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Cadence Capital Management LLC (“Cadence”)

Portfolio Managers
William B. Bannick, Managing Director, Chief Investment Officer and Executive Vice President of Cadence, has managed the Fund since its inception in 1993.

Robert L. Fitzpatrick, Managing Director of Cadence, has managed the Fund since 2004.

Michael J. Skillman, Managing Director and Chief Executive Officer of Cadence, has managed the Fund since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

36	Allianz Funds

Allianz CCM Focused Growth Fund

Investment Objective	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Class P	[ ]	None	[ ]	[ ]

Administrative	[ ]	0.25%	[ ]	[ ]

Class D	[ ]	0.25	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P		[ ]		[ ]		[ ]		[ ]

Administrative		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies in the Russell 1000 Growth Index with market capitalizations of at least $100 million. The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and a series of value criteria, such as earnings quality and price-to-earnings ratios. The team then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. At times, depending on market and other conditions, the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. The Fund may invest a portion of its assets in real estate investment trusts (REITs). The Fund will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in

Prospectus	37

Allianz CCM Focused Growth Fund (continued)

the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/2001–12/31/2001	18.14%

Lowest 01/01/2001–03/31/2001	-27.83%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(8/31/99)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class P	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Administrative Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell 1000 Growth Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Large-Cap Growth Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

38	Allianz Funds

Allianz CCM Focused Growth Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Cadence Capital Management LLC (“Cadence”)

Portfolio Managers
William B. Bannick, Managing Director, Chief Investment Officer and Executive Vice President of Cadence, has managed the Fund since its inception in 1999.

Robert L. Fitzpatrick, Managing Director of Cadence, has managed the Fund since 2004.

Michael J. Skillman, Managing Director and Chief Executive Officer of Cadence, has managed the Fund since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	39

Allianz CCM Mid-Cap Fund

Investment Objective	The Fund seeks growth of capital.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Class P	[ ]	None	[ ]	[ ]

Administrative	[ ]	0.25%	[ ]	[ ]

Class D	[ ]	0.25	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P		[ ]		[ ]		[ ]		[ ]

Administrative		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell Midcap Index (between $968 million and $13.7 billion as of June 30, 2010). The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and a series of value criteria, such as earnings quality and price-to-earnings ratios. The team then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The Fund may invest a portion of its assets in real estate investment trusts (REITs). The Fund will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in

40	Allianz Funds

Allianz CCM Mid-Cap Fund (continued)

the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 01/01/2000–03/31/2000	23.82%

Lowest 10/01/2008–12/31/2008	-26.34%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(8/26/91)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class P	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Administrative Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell Midcap Growth Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Mid-Cap Core Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Prospectus	41

Allianz CCM Mid-Cap Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Cadence Capital Management LLC (“Cadence”)

Portfolio Managers
William B. Bannick, Managing Director, Chief Investment Officer and Executive Vice President of Cadence, has managed the Fund since 1992.

Robert L. Fitzpatrick, Managing Director of Cadence, has managed the Fund since 2004.

Michael J. Skillman, Managing Director and Chief Executive Officer of Cadence, has managed the Fund since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

42	Allianz Funds

Allianz NFJ All-Cap Value Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Class P	[ ]	None	[ ]	[ ]

Administrative	[ ]	0.25%	[ ]	[ ]

Class D	[ ]	0.25	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P		[ ]		[ ]		[ ]		[ ]

Administrative		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing in common stocks and other equity securities of companies representing a broad range of market capitalizations. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After narrowing the universe through a combination of qualitative analysis and fundamental research the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk,

Prospectus	43

Allianz NFJ All-Cap Value Fund (continued)

Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2003–06/30/2003	16.97%

Lowest 10/01/2008–12/31/2008	-26.05%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		(7/19/02)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Class P	[ ]	%	[ ]	%	[ ]	%

Administrative Class	[ ]	%	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%	[ ]	%

Russell 3000 Value Index	[ ]	%	[ ]	%	[ ]	%

Lipper Multi-Cap Value Funds Average	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

44	Allianz Funds

Allianz NFJ All-Cap Value Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC (“NFJ”)

Portfolio Managers
Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since 2007 and is the Co-Lead Portfolio Manager.

Thomas W. Oliver, Senior Vice President of NFJ, has managed the Fund since 2007 and is the Co-Lead Portfolio Manager.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	45

Allianz NFJ Dividend Value Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Class P	[ ]	None	[ ]	[ ]

Administrative	[ ]	0.25%	[ ]	[ ]

Class D	[ ]	0.25	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P		[ ]		[ ]		[ ]		[ ]

Administrative		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that pay or are expected to pay dividends. Under normal conditions, the Fund will invest primarily in common stocks of companies with market capitalizations greater than $3.5 billion. The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. In addition, a portion of the securities selected for the Fund are identified primarily on the basis of their dividend yields. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk

46	Allianz Funds

Allianz NFJ Dividend Value Fund (continued)

(non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2003–06/30/2003	17.60%

Lowest 10/01/2008–12/31/2008	-23.55%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(5/8/00)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class P	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Administrative Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell 1000 Value Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Equity Income Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Prospectus	47

Allianz NFJ Dividend Value Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC (“NFJ”)

Portfolio Managers
Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2000 and is the Lead Portfolio Manager.

L. Baxter Hines, Vice President of NFJ, has managed the Fund since 2010.

Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since 2008.

R. Burns McKinney, Senior Vice President of NFJ, has managed the Fund since 2007.

Thomas W. Oliver, Senior Vice President of NFJ, has managed the Fund since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

48	Allianz Funds

Allianz NFJ International Value Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Class P	[ ]	None	[ ]	[ ]

Administrative	[ ]	0.25%	[ ]	[ ]

Class D	[ ]	0.25	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P		[ ]		[ ]		[ ]		[ ]

Administrative		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 65% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) of non-U.S. companies with market capitalizations greater than $1 billion. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may invest up to 50% of its assets in emerging market securities. In achieving its exposure to non-U.S. equity securities, the Fund may invest without limit in American Depositary Receipts (ADRs). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency

Prospectus	49

Allianz NFJ International Value Fund (continued)

Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/2004–12/31/2004	15.31%

Lowest 10/01/2008–12/31/2008	-26.01%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		(1/31/03)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Class P	[ ]	%	[ ]	%	[ ]	%

Administrative Class	[ ]	%	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%	[ ]	%

MSCI AC World Index ex USA	[ ]	%	[ ]	%	[ ]	%

Lipper International Multi-Cap Value Funds Average	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

50	Allianz Funds

Allianz NFJ International Value Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC (“NFJ”)

Portfolio Managers
Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2003 and is the Lead Portfolio Manager.

L. Baxter Hines, Vice President of NFJ, has managed the Fund since 2010.

Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since 2008.

R. Burns McKinney, Senior Vice President of NFJ, has managed the Fund since 2006.

Thomas W. Oliver, Senior Vice President of NFJ, has managed the fund since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	51

Allianz NFJ Large-Cap Value Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Class P	[ ]	None	[ ]	[ ]

Administrative	[ ]	0.25%	[ ]	[ ]

Class D	[ ]	0.25	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P		[ ]		[ ]		[ ]		[ ]

Administrative		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 300th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least $8.2 billion as of June 30, 2010). The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs).

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay

52	Allianz Funds

Allianz NFJ Large-Cap Value Fund (continued)

in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2003–06/30/2003	16.40%

Lowest 10/01/2008–12/31/2008	-25.30%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(5/8/00)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class P	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Administrative Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell Top 200 Value Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Large-Cap Value Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Prospectus	53

Allianz NFJ Large-Cap Value Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC (“NFJ”)

Portfolio Managers

Thomas W. Oliver, Senior Vice President of NFJ, has managed the fund since 2008 and is the Lead Portfolio Manager.

Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since its inception in 2000.

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2000.

R. Burns McKinney, Senior Vice President of NFJ, has managed the Fund since 2010.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

54	Allianz Funds

Allianz NFJ Mid-Cap Value Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Class P	[ ]	None	[ ]	[ ]

Class D	[ ]	0.25%	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies in the bottom 800 of the 1,000 largest companies (in terms of market capitalization) headquartered in North America with equity securities that are publicly traded on U.S. securities markets (i.e., market capitalizations of between $2.0 billion and $15.5 billion as of June 30, 2010). The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or

Prospectus	55

Allianz NFJ Mid-Cap Value Fund (continued)

geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2007–06/30/2007	8.29%

Lowest 10/01/2008–12/31/2008	-24.88%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		(8/21/06)

Institutional Class — Before Taxes	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%

Class P	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%

Russell Midcap Value Index	[ ]	%	[ ]	%

Lipper Mid-Cap Value Funds Average	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

56	Allianz Funds

Allianz NFJ Mid-Cap Value Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC (“NFJ”)

Portfolio Managers

Thomas W. Oliver, Senior Vice President of NFJ, has managed the Fund since 2006 and is the Lead Portfolio Manager.

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	57

Allianz NFJ Renaissance Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Administrative	[ ]	0.25%	[ ]	[ ]

Class D	[ ]	0.25	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Administrative		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing primarily in common stocks and other equity securities of companies that the portfolio managers believe are trading at attractive valuations. Although the Fund typically invests in companies with small to medium market capitalizations (between $1 billion and $15 billion), it may invest in companies in any capitalization range. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest up to 25% of its assets in non-U.S. securities, including emerging market securities, (without limit in American Depositary Receipts (ADRs)) and may invest up to 20% of its assets in real estate investment trusts (REITs).

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may

58	Allianz Funds

Allianz NFJ Renaissance Fund (continued)

cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2003–06/30/2003	32.85%

Lowest 07/01/2002–09/30/2002	-31.72%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(4/18/88)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Administrative Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell Midcap Value Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Multi-Cap Core Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Prospectus	59

Allianz NFJ Renaissance Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC (“NFJ”)

Portfolio Managers
Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since 2009 and is the Lead Portfolio Manager.

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since 2009.

Morley D. Campbell, Portfolio Manager, has managed the Fund since 2009.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

60	Allianz Funds

Allianz NFJ Small-Cap Value Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual		Net Annual
	Management	and/or Service	Other	Fund Operating	Expense	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses	Reductions(1)	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %	(0.05)%	[ ] %

Class P	[ ]	None	[ ]	[ ]	–	[ ]

Administrative	[ ]	0.25%	[ ]	[ ]	(0.05)	[ ]

Class D	[ ]	0.25	[ ]	[ ]	–	[ ]

(1) AGIFM has voluntarily agreed to observe, through October 31, [     ], an irrevocable waiver of a portion of its administrative fees paid by Institutional and Administrative Class shares in the amount of 0.05% of the Fund’s average daily net assets attributable to the particular share class.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P		[ ]		[ ]		[ ]		[ ]

Administrative		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $3.5 billion. The Fund normally invests significantly in securities of companies that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and non-U.S. securities, including emerging market securities.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may

Prospectus	61

Allianz NFJ Small-Cap Value Fund (continued)

default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/1999–06/30/1999	16.39%

Lowest 10/01/2008–12/31/2008	-20.94%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(10/1/91)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class P	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Administrative Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell 2000 Value Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Small-Cap Core Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund

62	Allianz Funds

Allianz NFJ Small-Cap Value Fund (continued)

shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC (“NFJ”)

Portfolio Managers
Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since 1995 and is the Lead Portfolio Manager.

Morley D. Campbell, Portfolio Manager, has managed the Fund since 2008.

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 1991.

Purchase and Sale of Fund Shares	As described under “Disclosure Relating to the NFJ Small-Cap Value Fund” in the Fund’s statutory prospectus, the Fund is currently not available for purchase by investors, with certain exceptions. Subject to those restrictions, you may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	63

Allianz RCM Disciplined International Equity Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Administrative	[ ]	0.25%	[ ]	[ ]

Class D	[ ]	0.25	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Administrative		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of non-U.S. companies. While the Fund normally invests in issuers organized or headquartered in at least ten different countries, the Fund may invest up to 65% of its assets in companies organized or headquartered in Japan, the United Kingdom or Germany. The Fund will not invest more than 25% of its assets in companies organized or headquartered in any country except for Japan, the United Kingdom or Germany. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund primarily invests in companies with market capitalizations in excess of $1.5 billion. No more than 5% of the Fund’s assets will ordinarily be invested in companies with market capitalizations below $100 million. The Fund may also invest a significant portion of its assets in one or more sectors of the economy. In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services or a steady stream of new products and services; and attractive valuation. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities

64	Allianz Funds

Allianz RCM Disciplined International Equity Fund (continued)

values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	41.32%

Lowest 10/01/2008–12/31/2008	-19.61%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(5/22/95)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Administrative Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%	[ ]	%	[ ]	%

MSCI EAFE Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper International Large-Cap Core Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-

Prospectus	65

Allianz RCM Disciplined International Equity Fund (continued)

deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC (“RCM”)

Portfolio Manager
Ara J. Jelalian, CFA, Director and Senior Portfolio Manager for International Equities, has managed the Fund since 2005.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

66	Allianz Funds

Allianz RCM Global Resources Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Class P	[ ]	None	[ ]	[ ]

Class D	[ ]	0.25%	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution, or sale of materials, energy, or goods related to cyclical or commodity industries, such as oil & gas, minerals, base metals, precious metals, chemicals, fertilizers, paper products, coal, alternative energy and steel (the “natural resources industries”). Under normal circumstances, the Fund will invest a minimum of 1/3 of its assets in non-U.S. securities and will invest in companies organized or headquartered in at least eight countries including the United States. The Fund’s portfolio manager will evaluate the relative attractiveness of individual commodity cycles, including supply-demand fundamentals and pricing outlook. Security selection and industry allocation will be based on specific commodity, end-market and geographic exposure, operational and financial leverage as well as valuation. The portfolio manager evaluates the fundamental value and prospects for growth and focuses on companies that are expected to have higher than average rates of growth and strong potential for capital appreciation. The portfolio manager may consider forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and countries (including emerging market countries) that are likely to offer the best investment opportunities. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Focusing on a limited number of issuers, sectors, industries, or geographic regions increases risk and volatility (Focused Investment Risk). Non-U.S. securities markets and issuers may be

Prospectus	67

Allianz RCM Global Resources Fund (continued)

more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index, a sector-specific index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 07/01/2005–09/30/2005	26.69%

Lowest 07/01/2008–09/30/2008	-37.63%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		(6/30/04)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Class P	[ ]	%	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%	[ ]	%

MSCI World Index	[ ]	%	[ ]	%	[ ]	%

World Energy & Materials Composite	[ ]	%	[ ]	%	[ ]	%

Lipper Global Natural Resources Funds Average	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund

68	Allianz Funds

Allianz RCM Global Resources Fund (continued)

shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC (“RCM”)

Portfolio Manager

Paul D. Strand, CFA, Director, Senior Research Analyst and Sector Head, U.S. Resources, has managed the Fund since its inception in 2004.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	69

Allianz RCM Global Small-Cap Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Class P	[ ]	None	[ ]	[ ]

Class D	[ ]	0.25%	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index. Under normal market and other conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI World Small-Cap Index, which as of June 30, 2010 would permit the Fund to maintain a weighted-average market capitalization ranging from $784 million to $3.14 billion. The Fund normally invests in companies organized or headquartered in at least eight different countries (one of which may be the United States) and expects that the majority of its non-U.S. investments will normally be in Japan and Western Europe. The Fund will normally invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than France, Germany, Japan and the United Kingdom. The Fund may invest up to 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). Regional portfolio managers in the United States, Europe and Asia collaborate to produce a portfolio that is believed likely to have the best investment opportunities from each of those regions. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other

70	Allianz Funds

Allianz RCM Global Small-Cap Fund (continued)

instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	64.80%

Lowest 10/01/2008–12/31/2008	-28.49%

Prospectus	71

Allianz RCM Global Small-Cap Fund (continued)

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(12/31/96)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class P	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%	[ ]	%	[ ]	%

MSCI World Small-Cap Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Global Small-/Mid-Cap Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC (“RCM”)

Portfolio Managers
Louise M. Laufersweiler, CFA, Director, Chief Investment Officer for U.S. Mid Cap Equities and U.S. Small Cap Equity strategies, has managed the Fund since 2010 and is the Lead Portfolio Manager.

Timothy McCarthy, CFA, Portfolio Manager, has managed the Fund since 2010.

Andrew Neville, Portfolio Manager, has managed the Fund since 2010.

Dennis Lai, Portfolio Manager, has managed the Fund since 2010.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

72	Allianz Funds

Allianz RCM Large-Cap Growth Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Class P	[ ]	None	[ ]	[ ]

Administrative	[ ]	0.25%	[ ]	[ ]

Class D	[ ]	0.25	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P		[ ]		[ ]		[ ]		[ ]

Administrative		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of U.S. companies with market capitalizations of at least $5 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). At times, the Fund may also invest significantly in a small number of business sectors or industries. In analyzing specific companies, the portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities

Prospectus	73

Allianz RCM Large-Cap Growth Fund (continued)

markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	28.59%

Lowest 10/01/2008–12/31/2008	-21.34%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(12/31/96)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class P	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Administrative Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell 1000 Growth Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

S&P 500 Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Large-Cap Growth Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund

74	Allianz Funds

Allianz RCM Large-Cap Growth Fund (continued)

shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC (“RCM”)

Portfolio Managers

Raphael L. Edelman, Director and Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team, has managed the Fund since 2004 and is the Lead Portfolio Manager.

Peter A. Goetz, CFA, Director and Senior Portfolio Manager on the U.S. Large Cap Equity Portfolio Management Team, has managed the Fund since 2005.

Scott T. Migliori, CFA, Managing Director, Chief Investment Officer of U.S. Large Cap Select Growth and Focused Growth strategies and Chief Investment Officer of RCM San Francisco, has managed the Fund since 2009.

Joanne L. Howard, CFA, Managing Director and Senior Portfolio Manager of the U.S. Large Cap Core Growth Equities Portfolio Management Team, has managed the Fund since 2005.

Edward S. Painvin, CFA, CMT, Director and Senior Portfolio Manager for U.S. Large Cap Select Growth and Focused Growth strategies on the U.S. Large Cap Equities Team, has managed the Fund since 2009.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	75

Allianz RCM Mid-Cap Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Administrative	[ ]	0.25%	[ ]	[ ]

Class D	[ ]	0.25	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Administrative		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of medium-sized companies. The Fund currently defines medium-sized companies as those having market capitalizations comparable to those companies included in the Russell Midcap Growth Index (between $1.1 billion and $13.7 billion as of June 30, 2010). The Fund normally invests primarily in equity securities of U.S. companies. The portfolio managers ordinarily look for companies with the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and in non-U.S. securities, and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency Risk

76	Allianz Funds

Allianz RCM Mid-Cap Fund (continued)

(non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	42.23%

Lowest 10/01/2008–12/31/2008	-26.56%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(11/6/79)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Administrative Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell Midcap Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell Midcap Growth Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Mid-Cap Growth Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Prospectus	77

Allianz RCM Mid-Cap Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC (“RCM”)

Portfolio Managers

Louise M. Laufersweiler, CFA, Director, Chief Investment Officer for U.S. Mid Cap Equities and U.S. Small Cap Equity Strategies, has managed the Fund since 2005 and is the Lead Portfolio Manager.

Steven Klopukh, CFA, Director and Portfolio Manager for U.S. Mid Cap Equities, has managed the Fund since 2005.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

78	Allianz Funds

Allianz RCM Strategic Growth Fund

Investment Objective	The Fund seeks capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Class P	[ ]	None	[ ]	[ ]

Administrative	[ ]	0.25%	[ ]	[ ]

Class D	[ ]	0.25	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P		[ ]		[ ]		[ ]		[ ]

Administrative		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing primarily in common stocks and other equity-related instruments of companies of all market capitalizations. The Fund ordinarily expects to use derivative instruments and related techniques in an attempt to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio or to obtain market exposure. The Fund may write call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options) as well as call options on indices and exchange-traded funds. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses. The Fund may invest in companies located within or outside the United States (including emerging market countries) and is not limited in the percentage of assets it may invest in any one country, region or geographic area. Although the Fund will not concentrate in any single industry, it ordinarily expects to have substantial exposure to companies in high-growth areas, such as technology or healthcare. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The portfolio managers employ fundamental research and ordinarily look for companies with the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings, through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; the potential for superior risk-adjusted returns; differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and may utilize foreign currency exchange contracts, options, futures and forward contracts, short sales, swap agreements and other derivative instruments. Although it has no current intention to do so, the Fund also reserves the flexibility to borrow money, utilize reverse repurchase agreements or engage in other forms of borrowing to finance the purchase of additional investments and add leverage to its portfolio.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or

Prospectus	79

Allianz RCM Strategic Growth Fund (continued)

business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); Short Selling Risk (short selling enhances leveraging risk and involves counterparty risk and the risk of unlimited loss); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 07/01/2007–09/30/2007	8.73%

Lowest 10/01/2008–12/31/2008	-21.52%

80	Allianz Funds

Allianz RCM Strategic Growth Fund (continued)

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		(3/31/06)

Institutional Class — Before Taxes	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%

Class P	[ ]	%	[ ]	%

Administrative Class	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%

Russell 3000 Growth Index	[ ]	%	[ ]	%

Russell 1000 Growth Index	[ ]	%	[ ]	%

Lipper Multi-Cap Growth Funds Average	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Portfolio Managers

Raphael L. Edelman, Director and Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team, has managed the Fund since its inception in 2006.

Todd G. Hawthorne, Vice President of the Equity Derivatives Strategy, has managed the Fund since 2007.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	81

Allianz RCM Technology Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Institutional	[ ] %	None	[ ] %	[ ] %

Class P	[ ]	None	[ ]	[ ]

Administrative	[ ]	0.25%	[ ]	[ ]

Class D	[ ]	0.25	[ ]	[ ]

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Institutional	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class P		[ ]		[ ]		[ ]		[ ]

Administrative		[ ]		[ ]		[ ]		[ ]

Class D		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of technology companies and in derivatives and other synthetic instruments that have economic characteristics similar to equity securities of technology companies. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses. The Fund normally invests in companies organized or headquartered in at least three different countries and may invest up to 50% of its assets in non-U.S. issuers, including those organized or headquartered in emerging market countries, but normally no more than 25% of its assets are invested in issuers organized or headquartered in any one country outside the United States, other than Japan. The Fund intends to invest primarily in companies with market capitalizations greater than $500 million, with no more than 15% of its assets in technology companies with market capitalizations below $100 million. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The portfolio managers define technology companies as those that provide technology products or services or utilize technology to gain competitive advantages. The portfolio managers evaluate fundamental value and growth prospects and focus on companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The Fund ordinarily expects to use derivative instruments in an attempt to enhance the Fund’s investment returns, to hedge against market and other risks or to obtain market exposure. The Fund may write call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options) as well as call options on indices and exchange-traded funds. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and may utilize foreign currency exchange contracts, options, futures and forward contracts, short sales, swap agreements and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other

82	Allianz Funds

Allianz RCM Technology Fund (continued)

instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Focusing on a limited number of issuers, sectors, industries, or geographic regions increases risk and volatility (Focused Investment Risk). Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); Short Selling Risk (short selling enhances leveraging risk and involves counterparty risk and the risk of unlimited loss); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index, a sector-specific index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	82.82%

Lowest 10/01/2000–12/31/2000	-34.45%

Prospectus	83

Allianz RCM Technology Fund (continued)

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(12/27/95)

Institutional Class — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Institutional Class — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class P	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Administrative Class	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class D	[ ]	%	[ ]	%	[ ]	%	[ ]	%

NASDAQ Composite Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

S&P North American Technology Sector Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Global Science & Technology Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC (“RCM”)

Portfolio Managers
Walter C. Price, Jr. CFA, Managing Director and Senior Analyst, has managed the Fund since its inception in 1995.

Huachen Chen, CFA, Senior Portfolio Manager, has managed the Fund since its inception in 1995.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

84	Allianz Funds

Allianz RCM Wellness Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class D	[ ] %	0.25%	[ ] %	[ ] %

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year		3 Years		5 Years		10 Years

Class D	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in wellness-related companies. The Fund may invest in U.S. and non-U.S. companies, and currently expects the majority of its non-U.S. investments will normally be in Asia and Western Europe. The Fund may invest up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund will invest primarily in common stocks and other equity securities. Although the Fund may invest in companies of any market capitalization, the Fund does not intend to invest more than 15% of its assets in companies with market capitalizations below $100 million. The portfolio managers consider wellness-related companies to include companies in the healthcare industry as well as any other company that provides products or services that promote or aid in achieving a healthy lifestyle. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Focusing on a limited number of issuers, sectors, industries, or geographic regions increases risk and volatility (Focused Investment Risk). Other principal risks include: Credit Risk (an issuer

Prospectus	85

Allianz RCM Wellness Fund (continued)

or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index, a sector-specific custom benchmark and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class D shares. For periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the Fund that are higher or lower than the actual results of the predecessor fund, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class D

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (10/01/1999–12/31/1999)	39.42%

Lowest (01/01/2001–03/31/2001)	-24.43%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(12/31/96)

Class D — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class D — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class D — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

MSCI World Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

World Healthcare & Consumer Blended Benchmark	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Health/Biotechnology Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

86	Allianz Funds

Allianz RCM Wellness Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC (“RCM”)

Portfolio Managers

Ken Tsuboi, CFA, CIC, Director, Senior Research Analyst and Sector Head, U.S. Healthcare, has managed the Fund since 2007 and is the Lead Portfolio Manager.

Michael Dauchot, MD, CFA, Director, Senior Research Analyst, U.S. Healthcare, has managed the Fund since 2005 and also managed the Fund from 1999 to 2004.

Dan Hunt, Vice President and Research Analyst, U.S. Healthcare, has managed the Fund since 2008.

Paul A. Wagner, Ph.D., CFA, Director and Senior Research Analyst, U.S. Healthcare, has managed the Fund since 2008.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	87

Principal Investments and Strategies of Each Fund

This section, together with the next section entitled “Summary of Principal Risks,” provides more detailed information regarding each Fund’s investment objective, principal investments and strategies and principal risks.

Descriptions of different Funds should be read independently of one another. How or whether a particular Fund utilizes an investment strategy, technique or instrument should not be inferred from how or whether other Funds are described as utilizing the same investment strategy, technique or instrument in their descriptions. Some Funds are subject to capitalization criteria and percentage investment limitations, as noted in their Fund Summaries above and in the descriptions below. See “Characteristics and Risks of Securities and Investment Techniques—Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure” for more information about these limitations.

It is possible to lose money on an investment in the Funds. The fact that a Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate.

88	Allianz Funds

Allianz AGIC Emerging Markets Opportunities Fund

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category International Stocks	Fund Focus Emerging market stocks Approximate Number of Holdings 100-150	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities of companies that are tied economically to countries with emerging securities markets—that is, countries with securities markets that are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund’s portfolio managers consider a security to be tied economically to a country with an emerging securities market if it is classified as an emerging market security by MSCI Inc. (“MSCI”), incorporated in an emerging market as defined by MSCI, traded on an exchange in an emerging market as defined by MSCI or if it has exposure to an emerging market as defined by MSCI. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index, and have exposure to at least 5 emerging market countries. The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. The Fund may invest up to 20% of its net assets in securities of U.S. companies.

The portfolio managers use a quantitative process to make individual security, industry sector and country selection decisions and to integrate those decisions. The portfolio managers utilize strategies that combine analysis of dynamic quantitative factors with an actively-managed security selection process. The process begins with AGIC’s quantitative research model, which estimates a rate of return for securities in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	89

Allianz AGIC Global Fund

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category Global Stocks	Fund Focus Equity securities of U.S. and non-U.S. companies Approximate Number of Holdings 50-100	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of U.S. and non-U.S. companies that the portfolio managers believe are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages. The portfolio managers consider any company with these characteristics regardless of its capitalization, domicile or industry.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per-share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The portfolio managers allocate the Fund’s assets among securities of companies located in countries that they expect will provide the best opportunities for meeting the Fund’s investment objective and may invest a portion of its assets in emerging market securities.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

90	Allianz Funds

Allianz AGIC Growth Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital; income is an incidental consideration Fund Category Growth Stocks	Fund Focus Larger capitalization common stocks Approximate Number of Holdings 40-60	Approximate Primary Capitalization Range $5 billion or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $5 billion.

The portfolio managers consider “growth” companies to include companies they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength and earnings growth. In addition, through fundamental research, the portfolio managers seek to identify companies that possess a sustainable competitive advantage by virtue of having a proprietary product or process, superior information technology or distribution capabilities or a dominant position within their industry. The Fund will consider selling a security if the portfolio managers believe that the company’s fundamentals have deteriorated or an alternative investment is more attractive.

In addition to investing in common stocks, the Fund may also invest in other kinds of equity securities, such as preferred stocks, convertible securities and warrants. The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs).

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk	• Currency Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	91

Allianz AGIC Income & Growth Fund

Principal Investments and Strategies	Investment Objective Seeks total return comprised of current income, current gains and capital appreciation Fund Category Income & Equity	Fund Focus Combination of common stocks and other equity securities, debt securities and convertible securities Approximate Number of Holdings 100-300	Approximate Primary Capitalization Range All capitalizations Dividend Frequency Monthly

The Fund seeks to achieve its investment objective by normally investing in a combination of common stocks and other equity securities, debt securities and convertible securities. It is expected that substantially all of the Fund’s debt securities and a substantial portion of its convertible securities will consist of securities rated below investment grade (sometimes referred to as “high yield securities” or “junk bonds”). The allocation of the Fund’s investments across these asset classes will vary from time to time, based upon the portfolio managers’ consideration of factors such as changes in equity prices, changes in interest rates and other economic and market factors, such that an asset class may be more heavily weighted in the Fund’s portfolio than the other classes at any time and from time to time, and sometimes to a substantial extent. The Fund may invest a portion of its assets in non-U.S. securities, including emerging market securities. The Fund may invest in securities of companies with any size market capitalization, but ordinarily expects to focus its common stock investments in companies with market capitalizations of $3 billion or more.

The portfolio managers utilize a disciplined, fundamental, bottom-up research process intended to identify issuers whose fundamentals are expected to improve. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for one or more of the following characteristics: above-average earnings growth; high return on invested capital; a healthy or improving balance sheet and overall financial strength; historic levels of dividend payments; sound financial and accounting policies; strong competitive advantages, which may include effective research and product development and marketing, development of new technologies, efficient service and pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. In addition, when analyzing a convertible or debt security for possible investment, the portfolio managers will also consider such security’s characteristics as an income-producing security using credit analysis. The convertible securities in which the Fund may invest include bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or by the issuer) into equity securities of the issuer (or cash or securities of equivalent value). The weighted average maturity of the portion of the Fund’s assets invested in convertible and debt securities will typically be ten years or less, although the weighted average maturity may vary depending on market and other conditions. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change or when a more attractive total return candidate is identified.

Under normal market and other conditions, the Fund also expects to employ a strategy of writing (selling) call options on the stocks held in its portfolio (the “Option Strategy”). It is expected that the Fund will ordinarily write call options on the individual stocks held in its portfolio, and with respect to approximately 70% of the value of each position. However, the Fund’s use of the Option Strategy may vary from time to time, depending on market conditions and other factors. The Option Strategy employed by the Fund is described in this section; options generally are described below in this section and further under “Investment Objectives and Policies—Derivative Instruments” in the Statement of Additional Information. The Option Strategy is designed to generate gains from option premiums in an attempt to enhance distributions payable to the Fund’s shareholders and to reduce overall portfolio risk. However, there is no assurance that the Option Strategy will achieve its objectives.

Call options on individual securities are contracts representing the right to purchase the underlying equity security at a specified price (the “strike price”) at or before a specified future date (the “expiration date”). The price of the option is determined by trading activity in the broad options market and generally reflects the relationship between factors including the current value of the underlying equity security and the strike price, the volatility of the underlying equity security and the time remaining until the expiration date. As the writer (seller) of a call option, the Fund would receive cash (the premium) from the purchaser of the option, and the purchaser would have the right to receive from the Fund any appreciation in the value of the underlying security and the strike price upon exercise. In effect, the Fund would forgo the potential appreciation in the underlying security in exchange for the premium, although it would retain the risk of loss should the price of the underlying security decline. Therefore, the Fund’s use of the Option Strategy will generally limit the Fund’s ability to benefit from the full upside potential of its equity portfolio.

92	Allianz Funds

Allianz AGIC Income & Growth Fund (continued)

The Fund generally will write call options with a strike price that is above (“out-of-the-money”) the market value of the underlying security at the time the option is written. In addition to providing possible gains through premiums, out-of-the-money call options allow the Fund to potentially benefit from appreciation in the underlying security held by the Fund up to the strike price, but the Fund forgoes any appreciation above the strike price. The Fund also reserves the flexibility to write “at-the-money” (i.e., with a strike price equal to the market value of the underlying security) and “in-the-money” call options (i.e., with a strike price below the market value of the underlying security). The Fund will only write call options on individual securities if those options are “covered.” The Fund’s written call options on individual portfolio securities will be covered because the Fund will hold the underlying security in its portfolio throughout the term of the option. The Fund will not write options with respect to individual equity securities (other than exchange-traded funds (“ETFs”), as described below) that are not held in the Fund’s portfolio (i.e., “naked” options). The Fund may also write call options on equity indexes and ETFs. The Fund would cover any such options either by segregating liquid assets in an amount equal to its net obligations under the contract or by entering into offsetting positions.

The Fund generally will write “listed” call options that are originated and standardized by the Options Clearing Corporation and trade on a major exchange, although it also may write unlisted (or “over-the-counter”) call options and so-called “flex” options (options that are traded on an exchange, but with customized strike prices and expiration dates). The Fund’s Option Strategy could cause the Fund to recognize larger amounts of net short-term capital gains, which are taxable at the higher ordinary income tax rates when distributed to shareholders, than it otherwise would in the absence of such strategy. The Fund’s Option Strategy also could terminate or suspend the Fund’s holding period in the underlying securities, and, as a result, any dividends received by the Fund on those securities may not qualify for treatment as “qualified dividend income” (which is taxable to individual shareholders at the lower long-term capital gain rates).

The Fund may invest a significant portion of its assets in securities that have not been registered for public sale, including those that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • High Yield Risk • Equity Securities Risk • Smaller Company Risk • Derivatives Risk	• Convertible Securities Risk • Credit Risk • Currency Risk • Emerging Markets Risk • Focused Investment Risk • Interest Rate Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	93

Allianz AGIC International Fund

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category International Stocks	Fund Focus Companies located in the developed countries represented in the MSCI EAFE Index Approximate Number of Holdings 100-150	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in equity securities of companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index. The Fund also normally invests at least 80% of its net assets in non-U.S. securities.

The portfolio managers use a quantitative process to make individual security and industry sector and country selection decisions and to integrate those decisions. The portfolio managers utilize strategies that combine analysis of dynamic quantitative factors with an actively-managed security selection process. The process begins with AGIC’s quantitative research model, which estimates a rate of return for securities in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Smaller Company Risk	• Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

94	Allianz Funds

Allianz AGIC Mid-Cap Growth Fund

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category Growth Stocks	Fund Focus Medium capitalization common stocks Approximate Number of Holdings 80-100	Approximate Primary Capitalization Range Same as the Russell Midcap Growth Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations comparable to the companies included in the Russell Midcap Growth Index (between $1.1 billion and $13.7 billion as of June 30, 2010).

The portfolio managers use a growth-oriented quantitative process to make individual security and industry sector selection decisions and to integrate those decisions. The portfolio managers utilize strategies that combine analysis of dynamic quantitative factors with an actively-managed security selection process. The process begins with AGIC’s quantitative research model, which estimates a rate of return for securities in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Smaller Company Risk • Credit Risk • Focused Investment Risk	• Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	95

Allianz AGIC Opportunity Fund

Principal Investments and Strategies	Investment Objective Seeks capital appreciation; No consideration is given to income Fund Category Growth Stocks	Fund Focus Smaller capitalization common stocks Approximate Number of Holdings 70-110	Approximate Primary Capitalization Range Less than $2 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of less than $2 billion.

The portfolio managers’ investment process focuses on bottom-up, fundamental analysis. The portfolio managers consider “growth” companies to include companies that he believes to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. Through in-depth proprietary research, the portfolio managers search for non-consensus information regarding the growth prospects for small-capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The portfolio managers generate investment ideas from numerous sources, including proprietary research, Wall Street research, investment publications and quantitative data. Once a potential investment is identified, the portfolio managers conduct a quantitative analysis to determine if the security is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio managers may interview company management, competitors and other industry experts to gauge the company’s business model, future prospects and financial outlook. For new investments, the portfolio managers determine the position size based upon potential upside performance, downside risk and overall conviction in the company. Industry weightings are periodically evaluated versus the benchmark; the portfolio managers may trim positions in industries that become significantly overweight relative to the Fund’s benchmark and may sell a security when an alternative investment opportunity is deemed more attractive. The portfolio managers seek to diversify the portfolio among different industries.

The Fund may invest in other kinds of equity securities, including preferred stocks, convertible securities and warrants. The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk	• Credit Risk • Currency Risk • Focused Investment Risk • IPO Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

96	Allianz Funds

Allianz AGIC Pacific Rim Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital Fund Category International Stocks	Fund Focus Equity securities of Pacific Rim companies Approximate Number of Holdings 75-125	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are tied economically to countries within the Pacific Rim by satisfying at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for their securities is in a Pacific Rim country. Many of the countries in which the Fund invests are emerging market countries, that is, countries with securities markets that are, in the opinion of the portfolio manager, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation.

The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries. The portfolio manager currently considers the Pacific Rim to include: Australia, China, Hong Kong, countries of the Indian subcontinent, Indonesia, Japan, Malaysia, Mauritius, New Zealand, the Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The portfolio manager allocates the Fund’s assets among securities of issuers located in countries that they expect will provide the best opportunities for meeting the Fund’s investment objective. Although the Fund intends to allocate its investments among at least three countries, the Fund may emphasize the securities of issuers located in any one country in the Pacific Rim when the portfolio manager believes there is potential for above-average growth of capital.

In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that the portfolio manager believes will enable the companies to compete successfully in their respective markets. The portfolio manager considers whether to sell a particular security when any of those factors materially changes.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	97

Allianz AGIC Systematic Growth Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Growth Stocks	Fund Focus Growth equity securities Approximate Number of Holdings 50-80	Approximate Primary Capitalization Range Same as the Russell 1000 Growth Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with market capitalizations at or above the lowest market capitalization of companies represented in the Russell 1000 Growth Index ($1.1 billion as of June 30, 2010).

The portfolio managers use a growth-oriented, dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and industry sector selection decisions. The process begins with AGIC’s quantitative research model, which estimates a rate of return for securities in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Credit Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

98	Allianz Funds

Allianz AGIC Target Fund

Principal Investments and Strategies	Investment Objective Seeks capital appreciation; no consideration is given to income Fund Category Growth Stocks	Fund Focus Medium capitalization common stocks Approximate Number of Holdings Up to 100	Approximate Primary Capitalization Range Between $1 billion and $10 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $1 billion, although it may invest in companies of any size.

The portfolio managers select securities for the Fund using a “growth” style. The portfolio managers consider “growth” companies to include companies that they believe have well-defined “wealth creating” characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund will consider selling a security when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

The Fund’s equity investments may include common stocks and other kinds of equity securities, such as preferred stocks, convertible securities and warrants. The Fund may also invest in securities issued in initial public offerings (IPOs). The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). At times, depending on market and other conditions, the Fund may invest a substantial portion of its assets in a small number of business sectors or industries.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk	• Credit Risk • Currency Risk • Focused Investment Risk • IPO Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	99

Allianz CCM Capital Appreciation Fund

Principal Investments and Strategies	Investment Objective Seeks growth of capital Fund Category Growth Stocks	Fund Focus Larger capitalization common stocks Approximate Number of Holdings 75-95	Approximate Primary Capitalization Range $3 billion or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of $3 billion or more that have improving fundamentals (based on growth criteria) and whose stock the portfolio management team believes to be reasonably valued by the market (based on value criteria).

In making investment decisions for the Fund, the portfolio management team considers companies in the Russell 1000 Index and the S&P 500 Index. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may also invest a portion of its assets in real estate investment trusts (REITs).

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Credit Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

100	Allianz Funds

Allianz CCM Emerging Companies Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital Fund Category Growth Stocks	Fund Focus Smaller capitalization common stocks Approximate Number of Holdings 75-120	Approximate Primary Capitalization Range At least $100 million and at or below the highest capitalization of companies represented in the Russell 2000 Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of U.S. companies with smaller market capitalizations (which the portfolio management team currently defines as companies with market capitalizations of at least $100 million and at or below the highest market capitalization of companies represented in the Russell 2000 Index ($2.5 billion as of June 30, 2010)) that have improving fundamentals (based on growth criteria) and whose stock the team believes to be reasonably valued by the market (based on value criteria).

The portfolio management team defines “emerging companies” as companies it believes have improving fundamentals and whose stock is reasonably valued by the market. Although emerging companies may potentially be found in any market capitalization, in making investment decisions for the Fund, the team primarily considers U.S. companies with smaller market capitalizations, as described above. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets and improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then subjects the most attractively ranked companies in the universe to an analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability, and normally selects individual stocks for the Fund from among the smaller capitalization companies identified in this analysis. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when the company has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive. The Fund expects to invest a substantial portion of its assets in the securities of companies with smaller market capitalizations, as described above, and may invest in securities issued in initial public offerings (IPOs).

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may utilize stock index futures contracts. The Fund may also invest a portion of its assets in real estate investment trusts (REITs).

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Derivatives Risk • Focused Investment Risk • IPO Risk • Leveraging Risk	• Liquidity Risk • Management Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	101

Allianz CCM Focused Growth Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital Fund Category Growth Stocks	Fund Focus Common stocks of companies in the Russell 1000 Growth Index Approximate Number of Holdings 35-45	Approximate Primary Capitalization Range $100 million or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies in the Russell 1000 Growth Index with market capitalizations of at least $100 million. The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the changes in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive. At times, depending on market and other conditions, the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may also invest a portion of its assets in real estate investment trusts (REITs).

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk	• Credit Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

102	Allianz Funds

Allianz CCM Mid-Cap Fund

Principal Investments and Strategies	Investment Objective Seeks growth of capital Fund Category Growth Stocks	Fund Focus Medium capitalization common stocks Approximate Number of Holdings 75-95	Approximate Primary Capitalization Range Same as the Russell Midcap Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell Midcap Index (between $968 million and $13.7 billion as of June 30, 2010).

The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may also invest a portion of its assets in real estate investment trusts (REITs).

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk	• Credit Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	103

Allianz NFJ All-Cap Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued common stocks in a broad range of capitalizations Approximate Number of Holdings 35-50	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing in common stocks and other equity securities of companies representing a broad range of market capitalizations (i.e., a blend of small, medium and large capitalization companies). The Fund normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers further narrow the universe through a combination of qualitative analysis and fundamental research. The portfolio managers seek to identify attractive securities within each market capitalization range and select approximately 35 to 50 securities for the Fund. Although the Fund will normally have some exposure to small, medium and large capitalization companies, the portfolio managers reserve the flexibility to vary the Fund’s relative weighting to each capitalization range. As a result, market capitalization weightings will vary over time. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Emerging Markets Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

104	Allianz Funds

Allianz NFJ Dividend Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Income producing common stocks with potential for capital appreciation Approximate Number of Holdings 40-60	Approximate Primary Capitalization Range Greater than $3.5 billion Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that pay or are expected to pay dividends. Under normal market and other conditions, the Fund will invest primarily in common stocks of companies with market capitalizations greater than $3.5 billion. The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. In addition, a portion of the securities selected for the Fund are identified primarily on the basis of their dividend yields. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk	• Currency Risk • Emerging Markets Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	105

Allianz NFJ International Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category International Stocks	Fund Focus Undervalued equity securities of non-U.S. companies with capitalizations greater than $1 billion Approximate Number of Holdings 40-60	Approximate Primary Capitalization Range Greater than $1 billion Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 65% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of non-U.S. companies with market capitalizations greater than $1 billion. The Fund normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may invest up to 50% of its assets in emerging market securities. In achieving its exposure to non-U.S. equity securities, the Fund may invest without limit in American Depositary Receipts (ADRs).

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk	• Emerging Markets Risk • Smaller Company Risk • Credit Risk • Currency Risk	• Focused Investment Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

106	Allianz Funds

Allianz NFJ Large-Cap Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued large capitalization common stocks Approximate Number of Holdings 40-60	Approximate Primary Capitalization Range
Market capitalizations that equal or exceed the market capitalization of the 300th largest company represented in the Russell 1000 Index

Dividend Frequency
Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 300th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least $8.2 billion as of June 30, 2010). The Fund may invest in real estate investment trusts (REITs) and normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Credit Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	107

Allianz NFJ Mid-Cap Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued medium capitalization common stocks Approximate Number of Holdings 35-50	Approximate Primary Capitalization Range Bottom 800 of the 1,000 largest capitalization North American companies traded on U.S. securities markets Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies in the bottom 800 of the 1,000 largest companies (in terms of market capitalization) headquartered in North America with equity securities that are publicly traded on U.S. securities markets (i.e., market capitalizations of between $2.0 billion and $15.5 billion as of June 30, 2010). North American companies include, but are not limited to, companies headquartered in the U.S., Canada, Mexico and the islands in the Caribbean/Atlantic (including, without limitation, the Bahamas, Virgin Islands, Cayman Islands and Bermuda). The Fund normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 35 to 50 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Emerging Markets Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

108	Allianz Funds

Allianz NFJ Renaissance Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued small to medium capitalization common stocks Approximate Number of Holdings 90-110	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in common stocks and other equity securities of companies that the portfolio managers believe are trading at attractive valuations. Although the Fund typically invests in companies with small to medium market capitalizations (between $1 billion and $15 billion), it may invest in companies in any capitalization range. The Fund normally invests a significant portion of its assets in securities of companies that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 90 to 110 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in non-U.S. securities, including emerging market securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest up to 20% of its assets in real estate investment trusts (REITs).

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Emerging Markets Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	109

Allianz NFJ Small-Cap Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued small capitalization common stocks Approximate Number of Holdings 100-150	Approximate Primary Capitalization Range Between $100 million and $3.5 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $3.5 billion. The Fund normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and non-U.S. securities, including emerging market securities.

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued security in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 100 to 150 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Emerging Markets Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

110	Allianz Funds

Allianz RCM Disciplined International Equity Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category International Stocks	Fund Focus Equity securities of companies worldwide Approximate Number of Holdings 60-100	Approximate Primary Capitalization Range In excess of $1.5 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of non-U.S. companies. While the Fund normally invests in issuers organized or headquartered in at least ten different countries, the Fund may invest up to 65% of its assets in companies organized or headquartered in Japan, the United Kingdom or Germany. The Fund will not invest more than 25% of its assets in companies organized or headquartered in any country except for Japan, the United Kingdom or Germany. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund primarily invests in companies with market capitalizations in excess of $1.5 billion. No more than 5% of the Fund’s assets will ordinarily be invested in companies with market capitalizations below $100 million. The Fund may also from time to time invest a significant portion of its assets in one or more sectors of the economy.

In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services or a steady stream of new products and services; and attractive valuation. Investments are not restricted to companies with a record of dividend payments. The portfolio manager sells securities as the portfolio manager deems appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio manager uses Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	111

Allianz RCM Global Resources Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of U.S. and non-U.S. natural resources companies Approximate Number of Holdings 25-75	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution, or sale of materials, energy, or goods related to cyclical or commodity industries, such as oil & gas, minerals, base metals, precious metals, chemicals, fertilizers, paper products, coal, alternative energy and steel (the “natural resources industries”). The Fund expects to invest most of its assets in U.S. and non-U.S. common stocks. Under normal circumstances, the Fund will invest a minimum of 1/3 of its assets in non-U.S. securities and will invest in companies organized or headquartered in at least eight countries including the United States.

The Fund’s portfolio manager will evaluate the relative attractiveness of individual commodity cycles, including supply-demand fundamentals and pricing outlook. Security selection and industry allocation will be based on specific commodity, end market and geographic exposure, operational and financial leverage as well as valuation.

The portfolio manager evaluates the fundamental value and prospects for growth of individual companies and focuses on those companies that the portfolio manager expects will have higher than average rates of growth and strong potential for capital appreciation. In addition, the portfolio manager may make use of internally and externally developed forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and individual countries (including emerging market countries) that the portfolio manager believes are likely to offer the best investment opportunities. The portfolio manager sells securities as the portfolio manager deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

In addition to traditional research activities, the portfolio manager uses Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first seven risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Focused Investment Risk • Non-U.S. Investment Risk	• Emerging Markets Risk • Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

112	Allianz Funds

Allianz RCM Global Small-Cap Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Global Stocks	Fund Focus Equity securities of smaller capitalization U.S. and non-U.S. issuers Approximate Number of Holdings 150-190	Approximate Primary Capitalization Range
Weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the MSCI World Small-Cap Index

Dividend Frequency
At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index. Under normal market and other conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI World Small-Cap Index, which as of June 30, 2010 would permit the Fund to maintain a weighted-average market capitalization ranging from $784 million to $3.14 billion. The Fund normally invests in companies organized or headquartered in at least eight different countries (one of which may be the United States) and expects that the majority of its non-U.S. investments will normally be in Japan and Western Europe. Under normal market and other conditions, the Fund will invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than France, Germany, Japan and the United Kingdom. The Fund may invest up to 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also from time to time invest a significant percentage of its assets in securities issued in initial public offerings (IPOs).

Regional portfolio managers in the United States, Europe and Asia collaborate to produce a portfolio that is believed likely to have the best investment opportunities from each of those regions. In making investment decisions for the Fund, the portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify those regions and individual countries that the portfolio managers believe are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In addition, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• IPO Risk • Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	113

Allianz RCM Large-Cap Growth Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Growth Stocks	Fund Focus Large capitalization equity securities Approximate Number of Holdings 45-85	Approximate Primary Capitalization Range $5 billion or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies with market capitalizations of at least $5 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). At times, depending on market and other conditions, the Fund may also invest a significant percentage of its assets in a small number of business sectors or industries.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk • Currency Risk	• Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

114	Allianz Funds

Allianz RCM Mid-Cap Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Growth Stocks	Fund Focus Medium capitalization equity securities Approximate Number of Holdings 85-125	Approximate Primary Capitalization Range Same as the Russell Midcap Growth Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of medium-sized companies. The Fund currently defines medium-sized companies as those having market capitalizations comparable to those companies included in the Russell Midcap Growth Index (between $1.1 billion and $13.7 billion as of June 30, 2010). Equity securities include preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock. Under normal circumstances, the Fund invests primarily in equity securities of U.S. companies, but may invest a portion of its assets in non-U.S. securities. The Fund may invest in securities issued in initial public offerings (IPOs).

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	115

Allianz RCM Strategic Growth Fund

Principal Investments and Strategies	Investment Objective Seeks capital appreciation Fund Category Growth Stocks	Fund Focus Equity and equity-related instruments and derivatives Approximate Number of Holdings 40-150	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity and equity-related instruments of companies of all market capitalizations. As discussed below, the Fund expects to engage in derivative transactions, which will often give rise to forms of leverage and which could have the effect of either magnifying or limiting the Fund’s gains and losses depending upon the particular derivative strategies used. The Fund may invest in companies located within or outside the United States (including companies organized or headquartered in emerging market countries). The Fund is not limited in the percentage of assets it may invest in any one country, region or geographic area. Although the Fund will not concentrate its investments in any single industry, it ordinarily expects to have substantial exposure to companies in potential high-growth areas such as technology or healthcare. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The Fund may purchase securities in initial public offerings (IPOs).

In managing the Fund, the portfolio managers employ fundamental research tools and the Grassrootssm research described below, in an attempt to maximize market opportunities. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings, through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; the potential for superior risk-adjusted returns; differentiated or superior products and services or a steady stream of new products and services. The portfolio managers will sell a security as they deem appropriate, such as when its price target has been attained, when the company experiences an adverse change in fundamentals, when a more favorable investment is identified or as necessary for redemption purposes.

The Fund ordinarily expects to use derivative instruments and related techniques in an attempt to take advantage of perceived market inefficiencies or expected security price movements, to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio and/or to obtain market exposure with reduced transactions costs. In an effort to maximize opportunities and the use of research gathered as described below, portfolio managers will also employ techniques based on derivative instruments. Specifically, the Fund expects, from time to time, to (i) purchase call options on securities whose prices the portfolio managers believe will increase, (ii) purchase and write (sell) put and call options (including “naked” options or individual securities not held in the Fund’s portfolio), including combinations of put and call options, (iii) engage in short sales, and (iv) employ other derivative instruments with respect to securities, indices, currencies and other assets. The Fund may enter into futures and forward contracts and swap agreements, and may write call options on indices and exchanged-traded funds. There is no assurance that these strategies will achieve their objectives and they may result in losses to the Fund. The derivative instruments to be employed by the Fund are described generally under “Investment Objectives and Policies—Derivative Instruments” in the Statement of Additional Information.

Although it has no current intention to do so, the Fund may also employ leverage by utilizing reverse repurchase agreements and borrowing money (to the maximum extent permitted under the Investment Company Act) to purchase or carry securities during periods in which the portfolio managers believe that the opportunities for gain are potentially greater than the risk of loss. The Fund will only borrow from banks, and only if the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, the Fund, within three business days, will seek to reduce its borrowings so that it meets the requirement. To do so, or to meet maturing bank loans, the Fund might on occasion be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund; such expense may not be recovered by any appreciation of the securities purchased and may exceed the Fund’s investment income. In addition, even if the Fund does not have any borrowings outstanding it may incur commitment fees and other costs relating to the Fund’s credit facility. Leveraging is a speculative technique and there are special risks involved. To the extent that the Fund uses or incurs leverage,

116	Allianz Funds

Allianz RCM Strategic Growth Fund (continued)

an investment in the Fund will be more volatile and riskier than an investment in funds that do not use leverage.

In addition to traditional research activities, the portfolio managers use Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Derivatives Risk • Smaller Company Risk	• Credit Risk • Currency Risk • Emerging Markets Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Short Selling Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	117

Allianz RCM Technology Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of U.S. and non-U.S. technology-related companies Approximate Number of Holdings 30-120	Approximate Primary Capitalization Range Greater than $500 million Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of technology companies and in derivatives and other synthetic instruments that have economic characteristics similar to common stocks and other equity securities of technology companies. The Fund’s use of derivative instruments will often give rise to forms of leverage and could have the effect of either magnifying or limiting the Fund’s gains and losses depending upon the particular derivative strategies used. The Fund normally invests in companies organized or headquartered in at least three different countries, and may invest up to 50% of its assets in non-U.S. issuers, including those organized or headquartered in emerging market countries, but under normal market and other conditions no more than 25% of its assets in issuers organized or headquartered in any one country outside the United States, other than Japan. The Fund intends to invest primarily in companies with market capitalizations greater than $500 million, with no more than 15% of its assets in technology companies with market capitalizations below $100 million. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs).

The portfolio managers define technology companies as those that provide technology products or services or utilize technology to gain competitive advantages. These include internet products and services, computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology products, environmental services, chemical products and synthetic materials, defense and aerospace products and services, nanotechnology, energy equipment and services and others. The portfolio managers evaluate the fundamental value and prospects for growth of individual companies and focus on those companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. Investments are not restricted to companies with a record of dividend payments.

The portfolio managers develop forecasts of economic growth, inflation, and interest rates that they use to help identity those regions and individual countries that are believed likely to offer the best investment opportunities. In addition to traditional research activities, the portfolio managers use Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund ordinarily expects to use derivative instruments and related techniques in an attempt to take advantage of perceived market inefficiencies or expected security price movements, to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio and/or to obtain market exposure with reduced transactions costs. In an effort to maximize opportunities and the use of research gathered as described below, portfolio managers will also employ techniques based on derivative instruments. Specifically, the Fund expects, from time to time, to (i) purchase call options on securities whose prices the portfolio managers believe will increase, (ii) purchase and write (sell) put and call options (including “naked” options or individual securities not held in the Fund’s portfolio), including combinations of put and call options, (iii) engage in short sales, and (iv) employ other derivative instruments with respect to securities, indices, currencies and other assets. The Fund may enter into futures and forward contracts and swap agreements, and may write call options on indices and exchanged-traded funds. There is no assurance that these strategies will achieve their objectives and they may result in losses to the Fund. The derivative instruments to be employed by the Fund are described generally under “Investment Objectives and Policies—Derivative Instruments” in the Statement of Additional Information.

The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

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Allianz RCM Technology Fund (continued)

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Focused Investment Risk • Derivatives Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Emerging Markets Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Short Selling Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	119

Allianz RCM Wellness Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of wellness-related companies Approximate Number of Holdings 30-60	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in wellness-related companies. The Fund may invest in U.S. and non-U.S. companies, and currently expects the majority of its non-U.S. investments will normally be in Asia and Western Europe. The Fund may invest up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund will invest primarily in equity securities. Although the Fund may invest in companies of any market capitalization, the Fund does not intend to invest more than 15% of its assets in companies with market capitalizations below $100 million. The Fund may also invest a significant percentage of its assets in securities issued in initial public offerings (IPOs).

The Fund considers wellness-related companies to include companies in the healthcare industry as well as any other company that provides products or services that promote or aid in achieving a healthy lifestyle (“healthy-lifestyle companies”), in each case as determined by the Fund’s sub-adviser. Companies in the healthcare industry include any company that designs, manufactures, or sells products or services used for or in connection with healthcare or medicine, such as pharmaceutical companies, biotechnology research firms, companies that sell medical products, companies that own or operate healthcare facilities and companies that design, produce or sell medical, dental, and optical products. Healthy-lifestyle companies include, but are not limited to, companies that manufacture or distribute goods or services that promote or support physical fitness, companies whose products or services seek to minimize longer-term acute care through early diagnosis, intervention or prevention, companies that manufacture or distribute nutritional supplements or provide products or services to consumers that promote healthy eating habits, and companies that provide products or services associated with supplying clean air, water or food.

In making investment decisions for the Fund, the portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify those regions and individual countries that are believed likely to offer the best investment opportunities. The portfolio managers may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as the portfolio managers deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

In addition to traditional research activities, the portfolio managers use Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

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Allianz RCM Wellness Fund (continued)

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Focused Investment Risk • Smaller Company Risk	• Credit Risk • Currency Risk • Derivatives Risk • Emerging Markets Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	121

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are summarized in the Fund Summaries and are described in more detail in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques appearing in bold type below are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Convertible Securities Risk	Convertible securities are fixed income securities, preferred stocks or other securities that are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of the conversion feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income or other securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease as the value of the underlying stock decreases. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return. The Funds may also invest in synthetic convertible securities, which involve the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income-producing component and a right to acquire an equity security). Synthetic convertible securities are often achieved, in part, through investments in warrants or options to buy common stock (or options on a stock index), and therefore are subject to the risks associated with derivatives. See “Derivatives Risk” below.

Credit Risk	A Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending cash collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk	Funds that invest directly in foreign (non-U.S.) currencies, or in securities that trade in, or receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s exposure to foreign currencies, including investments in foreign currency-denominated securities, may reduce the returns of the Fund.

Derivatives Risk	Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The derivatives that may be used by the Funds are discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. A Fund investing in a derivative instrument could lose more than the principal amount invested, and the use of certain derivatives may subject a Fund to

122	Allianz Funds

the potential for unlimited loss. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent a Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Emerging Markets Risk	A Fund that invests in non-U.S. securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that a Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. Funds may also be subject to this risk if they invest in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

Equity Securities Risk	Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. Equity securities also include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. To the extent a Fund invests in equity-related instruments it will also be subject to these risks.

The Funds may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that their portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk	Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. Diversified Funds that invest in a relatively small number of issuers are subject to similar risks. In addition, certain Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, a Fund that focuses its investments in a certain type of issuer is particularly vulnerable to events affecting such type of issuer. Also, certain Funds may have greater risk to the extent they invest a substantial portion of their assets in a group of related industries (or “sectors”). The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common

Prospectus	123

characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments. Funds that concentrate investments of their assets in a particular industry or group of related industries (e.g., the Allianz RCM Global Resources Fund, the Allianz RCM Technology Fund and the Allianz RCM Wellness Fund) are subject, and have heightened exposure, to the risks factors particular to each such industry as described below and under “Characteristics and Risks of Securities and Investment Techniques—Industry Concentration.”

Natural Resources-Related Risk. Funds that make significant investments in the natural resources industries will be subject to the risk factors particular to each such industry. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations. Specifically, cyclical industries can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Furthermore, the natural resources industries and funds that focus their investments in such industries can also be significantly affected by the level and volatility of commodity prices, which have historically been among the most volatile of international prices, often exceeding the volatility of exchange rates and interest rates.

Technology-Related Risk. Funds that make significant investments in the technology sectors will be subject to risks particularly affecting technology or technology-related companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility, limited operating histories and management experience, and patent and other intellectual property considerations.

Wellness-Related Risk. Funds that concentrate their investments in the wellness-related sector will be subject to risks particular to that sector, including rapid obsolescence of products and services, the potential and actual performance of a limited number of products and services, technological change, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, risks associated with the governmental approval process, and chances of lawsuits versus wellness-related companies due to product or service liability issues.

The Funds may from time to time invest a substantial portion of their assets in these and other industries or sectors, and during those periods will be subject to a greater extent to the risks associated with those industries or sectors.

High Yield Risk	A Fund that invests in high yield securities and unrated securities of similar credit quality (sometimes referred to as “high yield securities” or “junk bonds”) may be subject to greater levels of credit and liquidity risk than a fund that does not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment. Because of the risks involved in investing in high yield securities, an investment in a Fund that invests in such securities should be considered speculative.

Interest Rate Risk	Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. The values of equity and other non-fixed income securities may also decline due to fluctuations in interest rates.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

IPO Risk	Securities offered in initial public offerings (IPOs) are subject to many of the same risks of investing in companies with smaller market capitalizations and often to a heightened degree. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of

124	Allianz Funds

securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Issuer Risk	The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk	Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where a Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowings may not be recovered by any appreciation of the securities purchased with the borrowed amounts and could exceed the Fund’s investment returns, resulting in greater losses.

Liquidity Risk	Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain issuer or sector.

Management Risk	Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Advisers and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to Allianz Global Fund Management and each individual portfolio manager in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.

Market Risk	The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. To the extent a Fund invests substantially in common stocks and/or other equity securities, a principal risk of investing in the Fund is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries or sectors represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities, as well as equity securities and other types of investments, may decline due to changes in interest rates or other factors affecting the applicable markets generally. Equity securities generally have greater price volatility than fixed income securities. During a general downturn in securities markets, multiple asset classes may decline in value simultaneously.

Non-U.S. Investment Risk	A Fund that invests in foreign (non-U.S.) securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The

Prospectus	125

securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are often not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund’s investments in a non-U.S. country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent that a Fund invests a significant portion of its assets in a particular currency or geographic area, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with non-U.S. investments. For example, because certain of the Funds may invest more than 25% of their assets in particular countries, these Funds may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, a Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S., which could reduce the return on an investment in a Fund.

REIT Risk	To the extent that a Fund invests in real estate investment trusts (REITs), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. A Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Short Selling Risk	Short sales may be used by a Fund for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. Short sales are transactions in which the Fund sells a security or other instrument (such as an option forward, futures or other derivative contract) that it does not own. Short exposure with respect to securities or market segments may also be achieved through the use of derivatives, such as futures on indices or swaps on individual securities. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A Fund may, to the extent permitted by law, engage in short sales where it does not own or have the right to acquire the security (or basket of securities) sold short at no additional cost. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use by a Fund of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities underlying its short positions increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by a Fund that utilizes short sales. See “Leveraging Risk.” Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to a Fund. To the extent a Fund seeks to obtain some or all of its short exposure by using derivative instruments instead of engaging directly in short sales on individual securities, it will be subject to many of the foregoing risks, as well as to those described under “Derivatives Risk” above.

Smaller Company Risk	The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines,

126	Allianz Funds

markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations also have substantial exposure to these risks.

Turnover Risk	A change in the securities held by a Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed as ordinary income when distributed to individual shareholders), and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Additional Risks of Investing in the Funds	In addition to the risks described above, certain of the Funds are newly or relatively recently formed and therefore have limited or no history for investors to evaluate. Certain Funds have recently changed investment strategies and/or portfolio management personnel, and they would not necessarily have achieved the same performance results if the current strategies had been followed and/or the current personnel had been in place. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Prospectus	127

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings, together with additional information about portfolio holdings disclosure, is available in the Trust’s Statement of Additional Information. In addition, the Adviser will post each Fund’s portfolio holdings information on the Funds’ website at www.allianzinvestors.com. The Funds’ website will contain each Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately five (5) business days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

128	Allianz Funds

Management of the Funds

Investment Adviser and Administrator	Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Trust’s Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to open-end mutual funds and closed-end funds. The Adviser is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of September 30, 2010, the Adviser and its investment management affiliates had approximately $xxx.x billion in assets under management.

The Adviser has retained investment management firms (“Sub-Advisers”) to manage each Fund’s investments. See “Sub-Advisers” below. The Adviser may retain affiliates to provide various administrative and other services required by the Funds.

Management Fees	Each Fund pays for the advisory and administrative services it requires under what is essentially an all-in fee structure. See “Administrative Fees” below. While each Fund pays a fee under separate agreements for the advisory and administrative services it requires, these services are provided in a “suite of services” structure as described in more detail below. Allianz Global Fund Management, as the investment manager and administrator, provides both the advisory and administrative services to the Funds. Although provided under separate agreements, together these services are essential to the daily operations of the Funds. The Management Fees shown in the Annual Fund Operating Expenses tables in the “Fund Summaries” at the front of this Prospectus reflect the combination of an advisory fee and an administrative fee under these two agreements.

• Advisory Fees. Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. The Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Advisers in return for their services.

During the most recently completed fiscal year (except as noted), the Funds paid monthly advisory fees to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Allianz Fund	Advisory Fees

CCM Capital Appreciation, CCM Focused Growth, CCM Mid-Cap, NFJ Dividend Value(1), NFJ Large-Cap Value and RCM Large-Cap Growth Funds	0.45%
RCM Mid-Cap Fund	0.47%
AGIC Growth, AGIC Systematic Growth and RCM Disciplined International Equity Funds	0.50%
AGIC Target Fund	0.55%
NFJ Small-Cap Value Fund(2)	0.59%
AGIC International, NFJ International Value, NFJ Mid-Cap Value and NFJ Renaissance Funds	0.60%
AGIC Income & Growth, AGIC Mid-Cap Growth, AGIC Opportunity and NFJ All-Cap Value Funds	0.65%
AGIC Global and RCM Global Resources Funds	0.70%
RCM Wellness Fund	0.80%
AGIC Emerging Markets Opportunities, AGIC Pacific Rim and RCM Technology Funds	0.90%
RCM Global Small-Cap Fund(3)	0.95%
RCM Strategic Growth Fund	1.00%
CCM Emerging Companies Fund(4)	1.15%

(1) The investment advisory fees are subject to a voluntary fee waiver currently in effect for the Fund that would reduce the 0.45% contractual fee rate by 0.025% on assets in excess of $7.5 billion and by an additional 0.025% on assets in excess of $10 billion, each based on the Fund’s average daily net assets. During the most recently completed fiscal year, the Fund’s assets were not in excess of these levels.

(2) The investment advisory fees reflect a voluntary fee waiver currently in effect for the Fund that reduces the 0.60% contractual fee rate by 0.025% on assets in excess of $3 billion, by an additional 0.025% on assets in excess of $4 billion and by an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets.

(3) The investment advisory fees reflect a voluntary fee waiver currently in effect for the Fund that reduces the 1.00% contractual fee rate by 0.05% to 0.95%.

(4) The investment advisory fees reflect a voluntary fee waiver currently in effect for the Fund that reduces the 1.25% contractual fee rate by 0.10% to 1.15%.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between Allianz Global Fund Management and each Fund and the portfolio management agreements between Allianz Global Fund Management and each respective Sub-Adviser will be available in the Funds’ semi-annual report to shareholders for the six-month period ended December 31, 2010.

• Administrative Fees. Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Institutional Class, Class P, Administrative Class and Class D shareholders of each Fund pay

Prospectus	129

an administrative fee to the Administrator, computed as a percentage of the Fund’s average daily net assets attributable in the aggregate to those classes of shares, with breakpoints at various asset levels. The Administrator, in turn, provides or procures administrative services for Institutional Class, Class P, Administrative Class and Class D shareholders and also bears the costs of most third-party administrative services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses that are not covered by the administrative fee and that may vary and affect the total level of expenses borne by Institutional Class, Class P, Administrative Class and Class D shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s disinterested Trustees and their counsel.

The Administrator generally earns a profit on the administrative fee, although this may not be the case for relatively small Funds. The profit generally increases as Funds grow in asset size. Also, under the terms of the administration agreement, the Administrator, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

Institutional and Administrative Class shareholders of the Funds pay the Administrator monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Institutional and Administrative Class shares):

Allianz Fund	Administrative Fees

AGIC Emerging Markets Opportunities, AGIC International, AGIC Pacific Rim, NFJ International Value and RCM Disciplined International Equity Funds (each an “International Fund”)	0.40%
AGIC Global, RCM Global Resources and RCM Global Small-Cap Funds (each a “Global Fund”)	0.35%
All other Funds(1) (each a “Domestic Fund”)	0.30%

(1) For the NFJ Small-Cap Value Fund, the Administrator has voluntarily agreed to observe, through October 31, [     ], an irrevocable waiver of a portion of its administrative fees paid by Institutional and Administrative Class shares in the amount of 0.05% of the Fund’s average daily net assets attributable to the particular share class.

Class P shareholders of the Funds pay the Administrator monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class P shares):

Allianz Fund	Administrative Fees

AGIC Emerging Markets Opportunities, AGIC International, AGIC Pacific Rim and NFJ International Value Funds	0.50%
AGIC Global, RCM Global Resources and RCM Global Small-Cap Funds	0.45%
All other Funds	0.40%

Class D shareholders of the Funds pay the Administrator monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class D shares):

Allianz Fund	Administrative Fees

AGIC Emerging Markets Opportunities, AGIC International, AGIC Pacific Rim, NFJ International Value and RCM Disciplined International Equity Funds	0.75%
AGIC Global, RCM Global Resources and RCM Global Small-Cap Funds	0.70%
All other Funds	0.65%

The total Administrative Fee rate for each class of shares of each International Fund listed above shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $250 million, by an additional 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

The total Administrative Fee rate for each class of shares of each Global Fund listed above shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

130	Allianz Funds

The total Administrative Fee rate for each class of shares of each Domestic Fund listed above shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

During the most recently completed fiscal year, the Funds paid the Administrator monthly administrative fees for the Institutional Class, Class P, Administrative Class and Class D shares at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to each class taken separately, taking into account the effect of breakpoints):

Administrative Fees
	Institutional				Administrative
Allianz Fund	Class		Class P		Class		Class D(1)

AGIC Emerging Markets Opportunities Fund	[ ]	%	[ ]	%	N/A		[ ]	%
AGIC Global Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
AGIC Growth Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
AGIC Income & Growth Fund	[ ]	%	[ ]	%	N/A		[ ]	%
AGIC International Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
AGIC Mid-Cap Growth Fund	[ ]	%	[ ]	%	N/A		[ ]	%
AGIC Opportunity Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
AGIC Pacific Rim Fund	[ ]	%	[ ]	%	N/A		[ ]	%
AGIC Systematic Growth Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
AGIC Target Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
CCM Capital Appreciation Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
CCM Emerging Companies Fund	[ ]	%	N/A		[ ]	%	N/A
CCM Focused Growth Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
CCM Mid-Cap Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
NFJ All-Cap Value Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
NFJ Dividend Value Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
NFJ International Value Fund	[ ]	%	[ ]	%	N/A		[ ]	%
NFJ Large-Cap Value Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
NFJ Mid-Cap Value Fund	[ ]	%	[ ]	%	N/A		[ ]	%
NFJ Renaissance Fund	[ ]	%	N/A		[ ]	%	[ ]	%
NFJ Small-Cap Value Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
RCM Disciplined International Equity Fund	[ ]	%	N/A		[ ]	%	[ ]	%
RCM Global Resources Fund	[ ]	%	[ ]	%	N/A		[ ]	%
RCM Global Small-Cap Fund	[ ]	%	[ ]	%	N/A		[ ]	%
RCM Large-Cap Growth Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
RCM Mid-Cap Fund	[ ]	%	N/A		[ ]	%	[ ]	%
RCM Strategic Growth Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
RCM Technology Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
RCM Wellness Fund	N/A		N/A		N/A		[ ]	%

(1) As described below under “12b-1 Plan for Class D Shares,” the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the 1940 Act which provides for the payment of up to 0.25% of the administrative fee as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the Fund Summaries above, the “Annual Fund Operating Expenses” table provided under “Fees and Expenses of the Fund” for each Fund shows the administrative fee rate under two separate columns entitled “Distribution and/or Service (12b-1) Fees” and “Management Fees.” The table above shows the total administrative fee rate, including the 0.25% fee adopted in conformity with Rule 12b-1.

• Payments to Service Agents and Financial Service Firms. The Distributor, the Administrator and their affiliates make payments to selected financial intermediaries (such as brokers or third-party administrators) for providing sub-transfer agency and other administrative services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. These payments are made to financial intermediaries selected by the Distributor, the Administrator and/or their affiliates. The actual services provided, and the payments made for such services, vary from firm to firm, and any such variations do not alter the amount of Administrative fees paid by the Funds to the Administrator.

For shares that are held through intermediaries, the Distributor, the Administrator and their affiliates pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account, and in some

Prospectus	131

cases up to $12 per account, for networking fees for NSCC-cleared accounts and from $13 to $19 per account for services to omnibus accounts or (ii) an annual fee at a rate of up to 0.25%, and in some cases up to 0.35%, of the value of the assets in the relevant accounts to service agents for providing the services described above. For Class P shares the Administrator currently estimates that it and/or its affiliates will pay up to an additional 0.10% per annum of the value of assets in the relevant accounts out of the Class P administrative fees paid under the Trust’s administration agreement to service agents for providing the services described above.

For Class D shares, a financial service firm that provides the services described above may be paid a portion of the Class D administrative fees in return for its services directly or indirectly by the Funds, the Adviser or an affiliate (at an annual rate generally not to exceed 0.35% (up to 0.25% of which may be paid by the Funds) of a Fund’s average daily net assets attributable to its Class D shares and purchased through such firm for its clients, although payments with respect to shares in retirement plans may be higher).

The payments described above may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, the Administrator and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. Furthermore, the payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. If no such payments are made with respect to certain shares (e.g., because they are held directly at the transfer agent without a financial intermediary), there is no corresponding reduction in the amount of administrative fees paid to the Administrator. The Distributor and the Administrator do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

Sub-Advisers	Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Funds it manages.

Sub-Adviser*	Allianz Fund(s)

Allianz Global Investors Capital LLC (“AGI Capital” or “AGIC”) 600 West Broadway San Diego, CA 92101	AGIC Emerging Markets Opportunities, AGIC Global, AGIC Growth, AGIC Income & Growth, AGIC International, AGIC Mid-Cap Growth, AGIC Opportunity, AGIC Pacific Rim, AGIC Systematic Growth and AGIC Target Funds (the “AGIC Funds”)

Cadence Capital Management LLC (“Cadence”) 265 Franklin Street, 11th Floor Boston, MA 02110	CCM Capital Appreciation, CCM Emerging Companies, CCM Focused Growth and CCM Mid-Cap Funds (the “CCM Funds”)

NFJ Investment Group LLC (“NFJ”) 2100 Ross Avenue, Suite 700 Dallas, TX 75201	NFJ All-Cap Value, NFJ Dividend Value, NFJ International Value, NFJ Large-Cap Value, NFJ Mid-Cap Value, NFJ Renaissance and NFJ Small-Cap Value Funds (the “NFJ Funds”)

RCM Capital Management LLC (“RCM”) 555 Mission Street, Suite 1700 San Francisco, CA 94105	RCM Disciplined International Equity, RCM Global Resources, RCM Global Small-Cap, RCM Large-Cap Growth, RCM Mid-Cap, RCM Strategic Growth, RCM Technology and RCM Wellness Funds (the “RCM Funds”)

* Each of the Sub-Advisers (except Cadence) is affiliated with the Adviser.

The following provides additional information about each Sub-Adviser and the individual portfolio manager(s) who have or share primary responsibility for managing the Funds’ investments. For each Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds they manage.

AGIC	AGIC is registered as an investment adviser with the SEC and is organized as a Delaware limited liability company. Its principal place of business is located at 600 West Broadway, San Diego, California 92101. AGIC also has an office located at 1345 Avenue of the Americas, New York, New York 10105.

AGIC provides investment management services across a broad class of assets including equity, fixed income, futures and options, convertibles and other securities and derivative instruments. AGIC’s primary business is to provide discretionary advisory services to institutional clients through its separate account management services. In addition, AGIC provides discretionary investment advisory services to a variety of commingled funds (including SEC registered open-end investment companies, SEC registered closed-end investment companies and other commingled funds that are not registered with the SEC), which may be sponsored or established by AGIC, its affiliates or by unaffiliated third parties. AGIC also participates as a non-discretionary investment adviser providing investment models to unaffiliated third parties. As of September 30, 2010, AGIC had assets under management of $[x.x] billion.

132	Allianz Funds

In addition to the advisory-related services noted above, AGIC also provides administration and legal/compliance oversight services, as well as global client service, marketing and sales support to NFJ Investment Group LLC, which is described below under the subsection entitled “NFJ.”

The individuals at AGIC listed below have or share primary responsibility for the day-to-day management of the noted Funds.

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

AGIC Emerging Markets Opportunities Fund	Kunal Ghosh	2007	Senior Vice President and Portfolio Manager for the AGIC International Systematic strategies. Prior to joining AGIC in 2006, Mr. Ghosh was a research associate and portfolio manager at Barclays Global Investors from 2003 to 2006. Prior to joining Barclays Global Investors in 2003, Mr. Ghosh spent one year as a quantitative analyst for the Cayuga Hedge Fund and three years as an engineer at Delphi Corporation (formerly Delphi Automotive Systems). He has 7 years of relevant experience.

	Steven Tael, Ph.D., CFA	2007	Vice President and Portfolio Manager at AGIC. Prior to joining AGIC in 2005, Mr. Tael was a research analyst for eight years at Mellon Capital Management. Prior to that, he was an Advisory Systems Engineer for Bank of America, where he co-developed a global portfolio risk reporting system. He also was Director of Information Technologies at AffiniCorp USA. He has 14 years of relevant experience.

AGIC Global Fund	Christopher A. Herrera	2006	Senior Vice President and Portfolio Manager for the AGIC Global Equities strategies. Prior to joining AGIC in 2000, he was an analyst in the Investment Banking division of Lehman Brothers. Mr. Herrera earned his M.B.A. from the Haas School of Business at the University of California, Berkeley and graduated cum laude with a B.S. in business administration from the University of Southern California. Mr. Herrera is a Robert Toigo Foundation Fellow and a Consortium for Graduate Study in Management Fellow. He has 13 years of investment industry experience.

	Nelson Shing	2007	Senior Vice President and Portfolio Manager for the AGIC Global Equities strategies since 2003. He also has research responsibilities for the global technology and telecommunications sectors. He was previously an analyst with Pequot Capital Management, Inc.; Morgan Stanley Investment Management, Inc.; C. Blair Asset Management, L.P.; and Credit Suisse First Boston. Mr. Shing earned his B.S. in business administration from the University of California, Berkeley. He is fluent in Mandarin Chinese and has 13 years of investment industry experience.

AGIC Growth Fund	Jeffrey D. Parker, CFA (Lead)	2009	Managing Director and Head of AGIC Growth strategies. Prior to joining AGIC, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital, he managed equity accounts as an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998. He was a Senior Consultant with Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994. He has 19 years of investment industry experience.

	William Sandow	2010	Vice President of AGIC and Portfolio Manager on the Mid Cap Growth strategy as well as a senior research analyst for AGIC’s Large and Mid Cap Growth strategies, focusing on the healthcare sector. Prior to joining the firm in 2005, he was a senior healthcare analyst and portfolio manager at Exis Capital, a multi-strategy hedge fund based in New York. He was also an analyst and co-manager of a healthcare-focused mutual fund at RCM Capital Management. He holds an MBA from Indiana University’s Kelley School of Business and a BS in Accounting from Boston College. He has 14 years of investment industry experience.

AGIC Income & Growth Fund	Douglas Forsyth, CFA	2007 (Inception)	Managing Director and Portfolio Manager at AGIC. Mr. Forsyth oversees AGIC’s Income and Growth Strategies team. He joined AGIC in 1994 after three years of investment management experience at AEGON USA. Mr. Forsyth holds a B.B.A. from the University of Iowa. He has 18 years of investment industry experience.

	Michael E. Yee	2007 (Inception)	Senior Vice President and Portfolio Manager at AGIC and is a member of AGIC’s Income and Growth Strategies team. He joined AGIC in 1995 and has been a portfolio manager since 1998. Mr. Yee holds a B.S. from the University of California, San Diego and an M.B.A. from San Diego State University. He has 16 years of investment industry experience.

	Justin Kass, CFA	2007 (Inception)	Managing Director and Portfolio Manager at AGIC. He joined AGIC in 2000 with responsibilities for portfolio management and research on AGIC’s Income and Growth Strategies team. Mr. Kass was previously an analyst and interned on the team, where he added significant depth to AGIC’s proprietary Upgrade Alert Model. Mr. Kass earned his M.B.A. in finance from the UCLA Anderson School of Management and his B.S. from the University of California, Davis. He has 12 years of investment industry experience.

AGIC International Fund	Steven Tael, Ph.D., CFA	2006	See above.

	Kunal Ghosh	2006	See above.

Prospectus	133

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

AGIC Mid-Cap Growth Fund	Jane Edmondson	2006*	Vice President and Portfolio Manager at AGIC. Prior to joining AGIC in 1996, Ms. Edmondson was a financial consultant with Merrill Lynch. She has 19 years of relevant experience.

	Mark P. Roemer	2006*	Senior Vice President and Portfolio Manager at AGIC. Prior to joining AGIC in 2001, he spent 5 years with Barclays Global Investors as a principal and U.S. Equity product manager and began his career at Kleinwort Benson Investment Management of London. Mr. Roemer earned his M.S. degrees from London Business School and Stanford University and his B.S. from Virginia Polytechnic Institute & State University. He has 14 years of relevant experience.

AGIC Opportunity Fund	Michael Corelli (Lead)	2003**	Managing Director and Portfolio Manager for AGIC. Prior to joining AGIC, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital in 1999, he worked for 6 years at Bankers Trust in support of and as an analyst for their small- and mid-cap growth group. He has 16 years of investment industry experience.

	Eric Sartorius, CFA	2008	Senior Vice President and Portfolio Manager for AGIC. He is also the senior research analyst for AGIC’s Small Cap Growth and SMID Growth Focus strategies. He specializes in researching the information technology, medical technology and health care sectors. Prior to joining AGIC in 2006, he was a senior research analyst at PEA Capital LLC. Prior to joining PEA Capital in 2001, he spent two years as a research associate covering the technology sector at Fred Alger Management. He is a CFA charterholder and holds a B.A. from Williams College. He has 10 years of investment industry experience.

AGIC Pacific Rim Fund	Pedro Marcal	2007	Senior Vice President, Asset Allocation Committee Member and Portfolio Manager for the AGIC International Equities strategies since 2001. Lead Portfolio Manager for the AGIC Emerging Countries’ strategies from 1994 until 2001. He has over 20 years of investment industry experience including positions with A.B. Laffer & Associates as an economist and A-Marks Precious Metals as a precious metals trader. He has over 20 years of investment industry experience.

AGIC Systematic Growth Fund	James Li, Ph.D., CFA	2006	Senior Vice President and Portfolio Manager at AGIC. Prior to joining AGIC in 2000, he was an investment officer with Accessor Capital Management and a consultant with Frank Russell Company. He has 15 years of relevant experience.

	Kunal Ghosh	2009	See above.

AGIC Target Fund	Jeff Parker (Lead)	1999**	See above.

	William Sandow	2009	See above.

* Represents the date the individual became involved in the management of the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund, the predecessor of the Allianz AGIC Mid-Cap Growth Fund.
** Prior to November 1, 2006, the portfolio managers indicated above served in that capacity for a different sub-advisory firm that previously managed the applicable Fund.

Cadence	Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined assets as of September 30, 2010, of approximately $[ ] billion.

The following individuals at Cadence share primary responsibility for managing the noted Funds.

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

CCM Capital Appreciation Fund	William B. Bannick	1992	Managing Director, Chief Investment Officer and Executive Vice President at Cadence. Mr. Bannick is a research generalist and Senior Portfolio Manager for the Cadence team. He has managed separately managed equity accounts for various Cadence institutional clients and has been a member of the team that manages the Allianz Funds sub-advised by Cadence since joining Cadence in 1992.

	Robert L. Fitzpatrick	2004	Managing Director and Portfolio Manager at Cadence. Mr. Fitzpatrick is a research generalist and began with Cadence covering the hardware side of the technology industry, including semiconductors, computers, other equipment and telecommunications. Mr. Fitzpatrick has been a member of the investment team that manages the Allianz Funds sub-advised by Cadence since joining Cadence in 1999.

	Michael J. Skillman	2006	Managing Director and Chief Executive Officer at Cadence. Mr. Skillman joined Cadence in 1994 and is a member of the investment team that manages the Allianz Funds sub-advised by Cadence.

CCM Emerging Companies Fund	William B. Bannick	1993 (Inception)	See above.

	Robert L. Fitzpatrick	2004	See above.

	Michael J. Skillman	2006	See above.

134	Allianz Funds

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

CCM Focused Growth Fund	William B. Bannick	1999 (Inception)	See above.

	Robert L. Fitzpatrick	2004	See above.

	Michael J. Skillman	2006	See above.

CCM Mid-Cap Fund	Messrs. Bannick, Fitzpatrick and Skillman	Same as CCM Capital Appreciation Fund	See above.

Cadence is majority-owned by its employees, while a group of co-investors led by Rosemont Partners holds a minority interest. Prior to September 2005, Cadence was affiliated with the Adviser. In connection with the transaction in which Cadence was purchased by its management and its co-investors, Allianz and its affiliates may be obligated to make payments (“Termination Payments”) to Cadence if Cadence is terminated as sub-adviser to any Fund before September 2010. Because of these payments, the Adviser may have an economic disincentive to terminate or recommend the termination of Cadence as sub-adviser to the Funds noted above, even when it would be in a Fund’s best interests to do so. However, the Adviser has a fiduciary duty to act in each Fund’s best interests regardless of any Termination Payment that may result. In addition, under the sub-advisory agreement with Cadence, the Board of Trustees has the ability to terminate or not renew the sub-advisory agreement with Cadence without the consent or approval of the Adviser, and a majority of the Board consists of disinterested Trustees who have no economic interest in Cadence, the Adviser or the Termination Payments.

In addition, the Board of Trustees has approved an Agreement and Plan of Reorganization pursuant to which the CCM Funds would be reorganized with and into a corresponding, newly-created series (each a “New Fund”) of The Managers Funds (each a “Reorganization”). The Reorganizations are the result of the exercise of a Call Agreement, which was initially entered into in connection with the prior sale of Cadence and which provides Cadence the right to identify successor funds and enter into a reorganization agreement with respect to the CCM Funds. Cadence has assigned its rights under the Call Agreement to Managers Investment Group LLC (“Managers”), and Managers has exercised such rights. The Managers Funds Board of Trustees has also approved the Reorganizations. Each Reorganization is subject to the satisfaction of a number of conditions, including approval by the shareholders of the CCM Funds at a special meeting of the shareholders that was originally to be held in late August 2010 and has been adjourned to late October 2010.

Following the Reorganizations, Managers would serve as investment adviser to the New Funds, and Cadence would continue to serve as sub-adviser to the New Funds. Each New Fund will have the same investment objective and substantially similar investment strategies and policies as the corresponding CCM Fund, and its portfolio will be managed by the same Cadence personnel involved in the day-to-day management of the corresponding CCM Fund. It is anticipated that for at least the first two years after the Reorganizations take effect, because of contractual expense limitations that will be implemented by Managers, the expenses each shareholder will bear as a shareholder of a New Fund will be no greater than the expenses such shareholder currently bears as a shareholder of the corresponding CCM Fund.

Nonetheless, the Reorganizations could result in, among other things, the shareholders of the CCM Funds being unable to exchange on a load-free basis into other Allianz Funds, Allianz Funds Multi-Strategy Trust, PIMCO Funds or PIMCO Equity Series, different (and possibly reduced) shareholder services and different fees and expenses.

Each Reorganization, if it is approved by shareholders and all conditions to the closing are satisfied, is expected to occur sometime in late 2010, although any Reorganization may be delayed. Additional information about the special shareholders meeting at which the Reorganizations will be considered, including a description of the applicable Reorganization and information about fees, expenses, risk factors and conditions to closing, was provided to shareholders of each CCM Fund in a prospectus/proxy statement that was mailed in June 2010.

NFJ	NFJ provides investment management services to mutual funds, closed-end funds and institutional accounts. NFJ is an investment management firm organized as a Delaware limited liability company and is a wholly-owned subsidiary of AGIC, which, in turn, is wholly owned by Allianz. AGIC is the sole member of NFJ. See “AGIC” above. NFJ is the successor investment adviser to NFJ Investment Group, Inc., which commenced operations in 1989. Accounts managed and advised by NFJ (including both discretionary and non-discretionary accounts) had combined assets, as of September 30, 2010, of approximately $[ ] billion.

Prospectus	135

Each NFJ investment strategy is supported by a team of investment professionals. Every core team responsible for a Fund consists of two or more portfolio managers who work collaboratively, though ultimate responsibility for investment decisions applicable to the investment strategy’s model portfolio (which are typically implemented for all accounts managed by NFJ in that investment strategy) rests with the designated team leader (identified as “Lead” below). The core team members of each Fund, who are primarily responsible for the Fund’s day-to-day management, are listed below.

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

NFJ All-Cap Value Fund	Benno J. Fischer (Co-Lead)	2007	Managing Director and founding partner of NFJ. He has over 44 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

	Thomas W. Oliver (Co-Lead)	2007	Senior Vice President at NFJ. He has over 14 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver began his career as an auditor with Deloitte & Touche in 1995. He received his BBA and MCA degrees from the University of Texas in 1995 and 2005, respectively. He is both a CFA charterholder and a CPA.

NFJ Dividend Value Fund	Benno J. Fischer (Lead)	2000 (Inception)	See above.

	L. Baxter Hines	2010	Vice President and Portfolio Manager at NFJ. He has over 5 years experience in equity research and investment consulting. Prior to joining NFJ in 2008, Mr. Hines attended the University of Texas where he received his MBA from the McCombs School of Business. Before attending business school, Mr. Hines worked as a market data specialist for Reuters. He received his BA in Economics from the University of Virginia in 2001.

	Paul A. Magnuson	2008	Managing Director at NFJ. He is a Portfolio Manager with over 24 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Quantitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

	R. Burns McKinney	2007	Senior Vice President at NFJ. He has over 13 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to 2001, Mr. McKinney was a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. Mr. McKinney began his career as an investment banking analyst at Alex Brown & Sons in 1996. Mr. McKinney received his BA in Economics from Dartmouth College in 1996 and his MBA from the Wharton School of Business in 2003. He is a CFA charterholder.

	Thomas W. Oliver	2006	See above.

NFJ International Value Fund	Benno J. Fischer (Lead)	2003* (Inception)	See above.

	L. Baxter Hines	2010	See above.

	Paul A. Magnuson	2008	See above.

	R. Burns McKinney	2006	See above.

	Thomas W. Oliver	2006	See above.

NFJ Large-Cap Value Fund	Thomas W. Oliver (Lead)	2008	See above.

	Paul A. Magnuson	2000 (Inception)	See above.

	Benno J. Fischer	2000 (Inception)	See above.

	R. Burns McKinney	2010	See above.

NFJ Mid-Cap Value Fund	Thomas W. Oliver (Lead)	2006	See above.

	Benno J. Fischer	2006 (Inception)	See above.

NFJ Renaissance Fund	Paul A. Magnuson (Lead)	2009	See above.

	Benno J. Fischer	2009	See above.

136	Allianz Funds

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

	Morley D. Campbell	2009	Portfolio Manager at NFJ. He has over 5 years of experience in investment and financial analysis. Prior to joining NFJ Investment Group in 2007, Mr. Campbell attended Harvard Business School, where he received an MBA. Before business school, Mr. Campbell worked as an investment banking analyst for Lazard and Merrill Lynch. He received his BBA degree in Finance from the University of Texas in 2003.

NFJ Small-Cap Value Fund	Paul A. Magnuson (Lead)	1995	See above.

	Morley D. Campbell	2008	See above.

	Benno J. Fischer	1991 (Inception)	See above.

* Prior to April 1, 2005, Mr. Fischer, together with another individual, managed the NFJ International Value Fund in his capacity as an officer of the Trust.

RCM	RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. As of September 30, 2010, RCM had approximately $[ ] billion in assets under management. RCM was formerly known as Dresdner RCM Global Investors LLC.

The individuals at RCM listed below have or share primary responsibility for managing the noted Funds.

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

RCM Disciplined International Equity Fund	Ara J. Jelalian, CFA	2005	Director, Senior Portfolio Manager for International Equities. Prior to joining RCM in 1998, Mr. Jelalian spent 7 years with Capital Resources (formerly SEI Capital Resources) where he held positions as Managing Director of Research and Director of International Research. Prior to SEI, Mr. Jelalian spent 7 years as an International Economist with First Chicago Corporation.

RCM Global Resources Fund	Paul D. Strand, CFA	2004 (Inception)	Director, Senior Research Analyst and Sector Head, U.S. Resources. Mr. Strand is responsible for analytical coverage of integrated oil, oil and gas production, refiners and oil services within the energy sector. Prior to joining RCM in 2003, he worked as a Senior Equity Analyst at Advantus Capital Management for 4 years, covering energy and consumer staples.

RCM Global Small-Cap Fund**	Louise M. Laufersweiler, CFA (Lead)	2010	Director, Chief Investment Officer for U.S. Mid Cap Equities and U.S. Small Cap Equity strategies. She has senior portfolio management responsibilities for both mid cap and small cap equity strategies. She also worked for five years in the RCM research department as an associate in the financial services and cyclical sectors. Prior to joining RCM in 1982, Ms. Laufersweiler worked at Hambrecht and Quist.

	Timothy McCarthy, CFA	2010	Portfolio Manager. Mr. McCarthy joined the Small Cap team in 2005. He has primary responsibility for the Financial Services sector and also has responsibility for all quantitative areas within the Small Cap team. Prior to joining the Small Cap team, Mr. McCarthy was a member of the Quantitative Analytics & Risk Strategy Group where he supported the firm’s equity portfolio management process in all quantitative areas. Prior to joining RCM in 2003, he worked at FactSet Research Systems as a Portfolio Product Specialist. He received a B.S. in Business Administration, with a concentration in Finance, from the University of Vermont, is a CFA charterholder, and is a member of the Security Analysts of San Francisco.

	Andrew Neville	2010	Portfolio Manager. Mr. Neville joined RCM in July 2004 as a portfolio manager specializing in UK small and mid-cap company portfolios. He also has responsibility for analyzing the mid-cap universe which provides input into the Mid-Cap, Growth, High Alpha and Core portfolios. Mr. Neville joined RCM from Baring Asset Management where he managed the Baring UK Smaller Companies Trust as well as a number of UK smaller companies institutional mandates. Prior to joining Baring, Mr. Neville trained as a portfolio manager at AIB Govett Asset Management. Mr. Neville is a qualified chartered accountant and has also previously worked as an audit manager for Deloitte & Touche.

	Dennis Lai	2010	Portfolio Manager. Mr. Lai joined the Group as a portfolio manager in June 2003, following a two-year stint as the head of Asian small- and mid-cap research with Cazenove Asia. He is currently the fund manager for Allianz GIS RCM Little Dragons Fund. From 1994, Mr. Lai spent seven years as an investment manager with Special Assets. From 1991 to 1993 he served as chief financial officer for Bridestowe Estates in Australia. From 1986 to 1991 he worked in the accounting sector for Anglo Chinese Corporate Finance, Citicorp and Price Waterhouse in Hong Kong. Mr. Lai attained a Masters of Commerce, majoring in finance, in 1986 at the University of New South Wales in Sydney. He has been a member of the Australian Society of Chartered Accountants since 1989 and an associate member of the Securities Institute of Australia since 1994.

Prospectus	137

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

RCM Large-Cap Growth Fund	Raphael L. Edelman (Lead)	2004	Director and Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team. Prior to joining RCM in 2004, he spent 20 years at Alliance Capital Management as a Portfolio Manager and Research Analyst.

	Peter A. Goetz, CFA	2005	Director and Senior Portfolio Manager on the U.S. Large Cap Equity Portfolio Management Team. Prior to joining RCM in 1999, he worked at Jurika & Voyles, as a Vice President and Portfolio Manager for three years. Previously, he worked as Vice President and Senior Portfolio Manager at Bank of America Private Asset Management.

	Scott T. Migliori, CFA	2009	Managing Director, Chief Investment Officer of U.S. Large Cap Select Growth and Focused Growth strategies and CIO of RCM San Francisco. Prior to joining RCM in 2003, Mr. Migliori worked at Provident Investment Counsel, Inc. as Portfolio Manager and Analyst for mid- and small-cap growth funds. He received his BS in Accounting from the University of Southern California, his JD from the Boalt Hall School of Law at the University of California, Berkeley, and his MBA from the Anderson School at the University of California, Los Angeles.

	Joanne L. Howard, CFA	2005	Managing Director and Senior Portfolio Manager of the U.S. Large Cap Core Growth Equities Portfolio Management Team. She also previously served as RCM’s Private Client Group CIO from 1996 to 2002, where she continues to serve as a Senior Portfolio Manager. Prior to joining RCM in 1992, she spent 17 years with Scudder, Stevens & Clark as Managing Director and Senior Portfolio Manager of the Quality Growth team.

	Edward S. Painvin, CFA, CMT	2009	Director, Senior Portfolio Manager for U.S. Large Cap Select Growth and Focused Growth strategies on the U.S. Large Cap Equities Team. Mr. Painvin joined RCM in 2000 as a research analyst in the technology sector. In 2003, he transitioned to the U.S. Large Cap Team as an assistant portfolio manager. Previously, Mr. Painvin worked as a private equity analyst and portfolio manager for personal trust accounts and as a health care equity research analyst at Wachovia Asset Management for three years. He received his BA in Accounting from Flagler College and his MBA in Finance from Wake Forest University.

RCM Mid-Cap Fund	Louise M. Laufersweiler, CFA (Lead)	2005	See above.

	Steven Klopukh, CFA	2005	Director, Portfolio Manager for U.S. Mid Cap Equities. He joined RCM in 2002 as an equity analyst and assistant portfolio manager on the Mid Cap equity team. Prior to joining RCM in 2002, Mr. Klopukh was a Vice President and fundamental equity analyst at CDC Investment Management Corp. and was involved in managing its quantitatively-enhanced, risk-targeted Large-Cap Core and Market-Neutral equity strategies from 1999 to 2001.

RCM Strategic Growth Fund	Raphael L. Edelman*	2006 (Inception)	See above.

	Todd G. Hawthorne*	2007	Vice President, Equity Derivatives Strategy. Prior to joining RCM in 2006, he spent four years with RS Investments as the Head of Equity Derivative Strategy for the Paisley hedge fund family.

RCM Technology Fund	Walter C. Price, Jr. CFA*	1995 (Inception)	Managing Director, Senior Analyst and Co-Portfolio Manager of the RCM Technology Fund. He joined RCM in 1974 as a senior securities analyst in technology and became a principal in 1978.

	Huachen Chen, CFA*	1995 (Inception)	Senior Portfolio Manager and Co-Portfolio Manager of the RCM Technology Fund. Mr. Chen joined RCM as an analyst in 1984, and became a principal in 1994. At RCM, he has provided analytical coverage of many sectors within technology, as well as the electrical equipment and multi-industry areas.

RCM Wellness Fund	Ken Tsuboi, CFA, CIC (Lead)	2007	Director, Senior Research Analyst and Sector Head, U.S. Healthcare. Mr. Tsuboi joined RCM in 1996 and became a member of RCM’s Healthcare Team in 2000. In 2005, Mr. Tsuboi was promoted to Head of RCM’s Healthcare Team. From 1996 to 2000, Mr. Tsuboi was an Asset-Backed Analyst for RCM’s fixed income team. Prior to joining RCM, he was a Senior Portfolio Strategist at Payden & Rygel. Mr. Tsuboi began his career in 1987 with Morgan Stanley.

138	Allianz Funds

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

	Michael Dauchot, MD, CFA	1999-2004; 2005	Director, Senior Research Analyst, U.S. Healthcare. Dr. Dauchot re-joined RCM in 2005 as Senior Research Analyst and Lead Portfolio Manager of the Wellness Fund. Dr. Dauchot first joined RCM in 1999, and served as a Senior Research Analyst and Sector Fund Manager in the healthcare group, focusing on medical technology and emerging pharmaceuticals. In 2004, he entered the hedge fund industry, joining Pequot Capital Management as a Principal and Healthcare Analyst. Prior to RCM, he was a junior research analyst in the healthcare industry at BancBoston Robertson Stephens, where he also specialized in medical technology and diagnostic companies. He graduated from Case Western Reserve University, Phi Beta Kappa and Magna Cum Laude, with a degree in Chemistry before earning his M.D. from the University of Cincinnati College of Medicine. Dr. Dauchot earned his MBA from the J.L. Kellogg School of Management at Northwestern University.

	Dan Hunt	2008	Vice President, Research Analyst, U.S. Healthcare. Mr. Hunt joined the firm as a Generalist on the Healthcare team after spending three years at SG Cowen & Co. in New York, most recently as a Trading Analyst/Research Liaison. At SG Cowen, he was responsible for proprietary and client-directed investment idea generation across sectors, with an emphasis on healthcare. He was appointed (as the youngest member) to SG Cowen’s seven person Investment Policy Committee. Prior to joining SG Cowen, he worked for Thomson Financial/Carson in New York as a Senior Associate within Capital Markets Intelligence. He received his BA from Stanford University where he graduated with High Honors. He also earned his MS in International Relations, with Distinction, from the London School of Economics and Political Science. He is a CFA level II candidate.

	Paul A. Wagner, PhD, CFA	2008	Director, Senior Research Analyst, U.S. Healthcare. Mr. Wagner joined RCM in 2006 with over seven years of experience. He joined RCM from PDL BioPharma, where he worked in corporate and business development. Prior to PDL BioPharma, he was a vice president and senior equity research analyst in the biotechnology sector at Lehman Brothers. He has a PhD in Chemistry from the California Institute of Technology. He received his BS in Chemistry from the University of Wisconsin.

* Individuals share joint responsibility for the day-to-day management of the Fund.

** The RCM Global Small-Cap Fund’s portfolio management team consists of two U.S.-based portfolio managers, Ms. Laufersweiler and Mr. McCarthy, who are responsible for North American security selection and the Fund’s overall global portfolio construction. They are supported by regional portfolio managers Mr. Neville, who is responsible for identifying European investment opportunities, and Mr. Lai, who is responsible for Asia-Pacific investment opportunities. Ms. Laufersweiler serves as the Lead Portfolio Manager.

Adviser/Sub-Adviser Relationship	Shareholders of each Fund (except the NFJ Dividend Value, NFJ Large-Cap Value, CCM Emerging Companies and CCM Mid-Cap Funds) have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the SEC (the “Exemptive Order”). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. In addition, the Exemptive Order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by Allianz. Because RCM is not wholly-owned by Allianz, the Exemptive Order does not currently apply to Funds sub-advised by RCM. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has the responsibility to oversee the Funds’ sub-advisers and to recommend their hiring, termination and replacement.

Distributor	The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an indirect subsidiary of Allianz, Allianz Global Fund Management’s parent company. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the SEC.

Regulatory and Litigation Matters	In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the AGIC Growth Fund), the PEA Opportunity Fund (now the AGIC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the AGIC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms, and consented to cease and desist orders and censures. The settling parties did not admit or

Prospectus	139

deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their employees have been defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland (the “MDL Court”). The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, on behalf of Fund shareholders or the Funds themselves, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders. After a number of claims in the lawsuits were dismissed by the MDL Court, the parties entered into a stipulation of settlement, which was publicly filed with the MDL Court in April 2010, resolving all remaining claims, but the settlement remains subject to the approval of the MDL Court.

In July 2008, two individual shareholders of the Allianz AGIC Target Fund and one individual shareholder of the Allianz AGIC Growth Fund filed a civil action in Suffolk Superior Court in The Commonwealth of Massachusetts against the Trust and each of its Trustees to compel the Trust to allow the shareholders to inspect various books, records and other documents relating to the Trust’s securities lending program (the “Program”). The Trust ceased participating in the Program effective March 16, 2009. Prior to bringing this action, these same shareholders had made demands relating to the Program, which the independent Trustees rejected. The action sought inspection rights, but not any monetary damages other than reasonable attorneys’ fees and related costs. The Court has since made rulings dismissing the individual Trustees from the lawsuit and denying injunctive relief against the only remaining defendant, the Trust, and subsequently entered judgment in favor of the Trust on all counts. The plaintiffs have since appealed the Court’s legal ruling, and that appeal is in process. The Trust intends to continue to defend this action vigorously.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, Allianz Global Fund Management and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on Allianz Global Fund Management’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of Allianz Global Fund Management, AGID or the Funds’ sub-advisers to perform their respective contracts with respect to the Funds.

140	Allianz Funds

Classes of Shares—Institutional Class, Class P, Administrative Class and Class D Shares

The Trust offers investors Institutional Class, Class P, Administrative Class and Class D shares of the Funds in this Prospectus. The Fund Summaries at the beginning of this Prospectus indicate which classes are offered for each Fund.

Before purchasing shares of the Funds directly, an investor should inquire about the other classes of shares offered by the Trust and particular Funds, some of which are offered in different prospectuses. As described within the applicable prospectus, each class of shares has particular investment eligibility criteria and is subject to different types and levels of charges, fees and expenses than the other classes. An investor may call the Distributor at 1-800-426-0107 for information about other investment options.

The Funds do not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class, Class P, Administrative Class or Class D shares of the Funds offered in this Prospectus.

Some of the share classes are generally subject to a higher level of operating expenses than other share classes due to the additional service and/or distribution fees paid by such shares as described below. The share classes that are not subject to these expenses, or that are subject to lower expenses, will generally pay higher dividends and have a more favorable investment return.

•   Service and Distribution (12b-1) Fees—Administrative Class Shares. The Trust has adopted both an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Fund that offers Administrative Class shares. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Each Plan allows the Funds that offer Administrative Class shares to use their Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for costs and expenses incurred in connection with providing certain administrative services to Administrative Class shareholders.

In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund’s Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

•   Arrangements with Service Agents—Institutional Class, Class P and Administrative Class Shares. Institutional Class, Class P and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with respect to the Trust on behalf of their customers. The Trust pays service and/or distribution fees with respect to Administrative Class shares indirectly to such entities. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. Among the service agents with whom the Trust may enter into a shareholder servicing relationship are firms whose business involves or includes investment consulting, or whose parent or affiliated companies are in the investment consulting business, that may recommend that their clients utilize the Adviser’s investment advisory services or invest in the Funds or in other products sponsored by Adviser and its affiliates.

In addition, the Administrator and/or its affiliates make payments to service agents selected by the Adviser and/or its affiliates for providing certain services with respect to shares of the Funds held through such service agents, out of administrative fees received from the Funds. Additional information about these payments,

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including the expected amounts thereof, together with a description of the services for which they are made, is included under “Management of the Funds—Administrative Fees.” The actual services provided, and the payments made for such services, may vary from firm to firm. These amounts would be in addition to amounts paid to the Trust’s transfer agents or other services providers as well as in addition to amounts described under “Payments to Financial Firms” below. The Adviser and its affiliates do not audit the service agents to determine whether they are providing the services for which they are receiving such payments.

•   12b-1 Plan for Class D Shares. The Funds’ administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the 1940 Act. The plan provides that up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees are paid out of a Fund’s Class D share assets on an ongoing basis, over time these fees will increase the cost of your investment in Class D shares and may cost you more than other types of sales charges. The “Annual Fund Operating Expenses” tables in the Fund Summaries show the Administrative Fee rate under two separate columns entitled “Distribution and/or Service (12b-1) Fees” and “Other Expenses.” If none of the 0.25% authorized under the 12b-1 Plan for the Class D shares is paid, then the fees paid under the column in the table reading “Distribution and/or Service (12b-1) Fees” would be 0.00% and the fees paid under the column captioned “Other Expenses” would increase by 0.25% accordingly, so that the total Administrative Fee would remain the same.

•   Financial Service Firms—Class D Shares. Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by a shareholder’s account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. A firm may independently establish and charge transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce a shareholder’s investment returns on Class D shares of the Funds.

A financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by a Fund, the Administrator or another affiliate of the Fund (at an annual rate generally not to exceed 0.35% (up to 0.25% may be paid by the Fund) of the Fund’s average daily net assets attributable to its Class D shares purchased through such firm for its clients, although payments with respect to shares in retirement plans may be higher). A firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Shareholders who hold Class D shares of a Fund through a financial service firm should contact that firm for information.

This Prospectus should be read in connection with a financial service firm’s materials regarding its fees and services.

Payments to Financial Firms	Some or all of the distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial advisor (collectively, “financial firms”) through which a shareholder purchases shares. Please see the Statement of Additional Information for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, the Distributor, Allianz Global Fund Management and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant

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to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds or other Allianz-sponsored funds. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of the Trust and Allianz Funds Multi-Strategy Trust and 0.03% of the assets invested in series of PIMCO Funds and PIMCO Equity Series. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor makes payments of an agreed-upon amount that normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few relationships on different bases. Currently, the payments described in this paragraph are not generally made with respect to Institutional Class, Class P or Administrative Class shares. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms and make payments to financial firms to help offset the cost associated with processing transactions in Fund shares.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. A shareholder who holds Class D shares of a Fund through a financial service firm should consult with the shareholder’s financial advisor and review carefully any disclosure by the financial firm as to its compensation received by the financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds use financial firms that sell Fund shares to effect transactions for the Funds’ portfolios, the Funds, the Adviser and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information.

The Distributor also makes payments for sub-transfer agency and other administrative services to selected financial intermediaries that sell Fund shares. Please see “Management of the Funds—Administrative Fees” above.

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How to Buy and Sell Shares

Buying Shares— Institutional Class, Class P, and Administrative Class Shares	Investors may purchase Institutional Class, Class P and Administrative Class shares of the Funds at the relevant net asset value (“NAV”) of that class without a sales charge.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

Class P shares are offered primarily through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other intermediaries, and the Administrator and/or its affiliates pays service fees to these entities for services they provide to Class P shareholders. Class P shares may also be offered for direct investment by other investors such as pension and profit sharing plans, employee benefit trusts and plan alliances, endowments, foundations, corporations and high net worth individuals.

Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase Institutional Class, Class P and Administrative Class shares only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to make any administrative payments per participant account to any third party.

    •   Investment Minimums. The minimum initial investment for shares of the Institutional Class, Class P and Administrative Class is $1 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors.

The Trust or the Distributor may lower or waive the minimum investment for certain categories of investors at their discretion. Please see the Statement of Additional Information for details.

    •   Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to Allianz Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105. A Client Registration Application may be obtained by calling 1-800-498-5413.

Except as described below, an investor may purchase Institutional Class, Class P and Administrative Class shares only by wiring federal funds to the Trust’s transfer agent, Boston Financial Data Services—Midwest (“Transfer Agent”), 330 West 9th Street, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-498-5413 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, and amount being wired.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with an affiliate of the Adviser, or from an investment by broker-dealers, institutional clients or other financial intermediaries that have established a shareholder servicing relationship with the Trust on behalf of their customers, or in other circumstances as may be agreed to by the Distributor.

    •   Additional Investments. An investor may purchase additional Institutional Class, Class P and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

    •   Other Purchase Information. Purchases of a Fund’s Institutional Class, Class P and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be

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effected only if the Adviser or a Sub-Adviser intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

    •   Retirement Plans. Institutional Class, Class P, Administrative Class and Class D shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Buying Shares— Class D Shares	Class D shares of each Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See “Financial Service Firms—Class D Shares” above. In connection with purchases, a financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge for such services.

Class D shares of the Funds will be held in a shareholder’s account at a financial service firm and, generally, the firm will hold a shareholder’s Class D shares in nominee or street name as your agent. In most cases, the Transfer Agent will have no information with respect to or control over accounts of specific Class D shareholders and a shareholder may obtain information about accounts only through the financial service firm. In certain circumstances, the firm may arrange to have shares held in a shareholder’s name or a shareholder may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, a shareholder may contact the Distributor at 1-800-426-0107 for information about the account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

• Investment Minimums. The following investment minimums apply for purchases of Class D shares.

Initial Investment	Subsequent Investments
$1,000 per Fund	$50 per Fund

The minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. The Trust or the Distributor may lower or waive the minimum investment for certain categories of investors at their discretion. Please see the Statement of Additional Information for details.

A financial service firm may impose different investment minimums than the Trust. For example, if a shareholder’s firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when a shareholder invests in Class D shares of the Fund through the firm. A Class D shareholder should contact the financial service firm for information. The Funds or the Funds’ distributor may waive the minimum initial investment at their discretion.

Disclosure Relating to the NFJ Small-Cap Value Fund	Shares of the NFJ Small-Cap Value Fund are currently not available for purchase by any investor, including new investors and investors who already own shares of the Fund, or for exchanges by shareholders of other Funds or of other series of Allianz Funds Multi-Strategy Trust, PIMCO Funds and PIMCO Equity Series, except that participants in a specified benefit plan that offered the Fund as an investment option as of August 31, 2009 may still purchase or exchange for shares of the Fund thereafter so long as the Plan continues to so offer the Fund. Specified benefit plan, for these purposes, include 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and healthcare benefit funding plans. In addition, college savings plans established under Section 529 of

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the Internal Revenue Code for which the Distributor and its affiliates provide management services, and target date and target risk funds-of-funds that are advised or sub-advised by Allianz Global Investors Solutions LLC, may invest in the Fund notwithstanding these restrictions. These restrictions shall not apply to the reinvestment of distributions in shares of the Fund by existing shareholders of the Fund. The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis. Please call the Distributor at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Acceptance and Timing of Purchase Orders, Redemption Orders and Share Price Calculations	A purchase order received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s NAV. An order received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Trust or its designee prior to such time as agreed upon by the Trust and intermediary on the following business day will be effected at the NAV determined on the prior business day. The Trust is “open for business” on each day the NYSE is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

A redemption request received by the Trust or its designee prior to the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. However, orders received by certain broker-dealers and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Trust or its designee prior to such time as agreed upon by the Trust and intermediary on the following business day will be effected at the NAV determined on the prior business day. The request must properly identify all relevant information such as account number, redemption amount (in dollars or shares), the Fund name and the class of shares and must be executed by an authorized person.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the SEC, when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Additionally, redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Abusive Trading Practices	The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing”. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since certain Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Funds’ non-U.S. portfolio securities and the determination of the Funds’ NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in securities of smaller capitalization companies, securities of issuers located in emerging markets or any high-yield or other securities that are thinly traded and more difficult to value.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount

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of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through a combination of methods. To the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the NAV of the fund’s shares, that fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

The Trust also seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Adviser each reserves the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Adviser, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Trust and its service providers to identify short-term transactions in the Funds. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

Verification of Identity	To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person who opens a new account:

1. Name. 2. Date of birth (for individuals). 3. Residential or business street address. 4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Selling Shares— Redemptions of Shares Held Directly with the Trust
    •   Redemptions by Mail. An investor may redeem (sell) shares held directly with the Trust by submitting a written request to Boston Financial Data Services, Inc., P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or Boston Financial Data Services, Inc., 330 W. 9th Street, Kansas City, MO 64105 (express, certified or registered mail). The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

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    •   Redemptions by Telephone or Other Wire Communication. An investor who elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-498-5413, by sending a facsimile to 1-816-218-1594, by sending an e-mail to allianzfunds@bfdsmidwest.com or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes Allianz Global Fund Management and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Allianz Global Fund Management or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and Allianz Global Fund Management or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays (which may be considerable) in exercising telephone redemption privileges during periods of market volatility. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Other Redemption Information. Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven calendar days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by an authorized person, and accompanied by a Medallion signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures, as more fully described below. See “Medallion Signature Guarantee.”

Selling Shares— Redemptions of Shares Held Through Intermediaries or Financial Service Firms	You can sell (redeem) shares through your financial service firm on any day the New York Stock Exchange is open. You do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your shares, you may contact the Distributor at 1-800-426-0107 for information regarding how to sell your shares directly to the Trust.

Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing,

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signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures, as more fully described below. See “Medallion Signature Guarantee.”

Redemption Fees	The Trust does not charge any redemption fees on the redemption or exchange of Fund shares.

Redemptions in Kind	The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Medallion Signature Guarantee	When a signature guarantee is called for, a “Medallion” signature guarantee will be required. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion program recognized by the Securities Transfer Association. The three recognized Medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized Medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

A Medallion signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Minimum Account Size	Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem shares in any account that falls below the values listed below.

    •   Institutional Class, Class P and Administrative Class. The Trust reserves the right to redeem Institutional Class, Class P and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

    •   Class D. Investors should maintain an account balance in Class D shares of each Fund held by an investor of at least the minimum investment necessary to open the particular type of account. If an investor’s Class D shares balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem an investor’s remaining Class D shares and close that Fund account after giving the investor 60 days to increase the account balance. An investor’s account will not be liquidated if the reduction in size is due solely to a decline in market value of Fund shares or if the aggregate value of all the investor’s holdings in Allianz Funds, Allianz Funds Multi-Strategy Trust, PIMCO Funds and PIMCO Equity Series accounts exceeds $50,000.

Exchange Privilege	Except as provided below, an investor may exchange Institutional Class, Class P, Administrative Class or Class D shares of a Fund for shares of the same class of any other Fund that offers that class based on the respective NAVs of the shares involved. An investor may also exchange shares of a Fund for shares of the same class of a series of Allianz Funds Multi-Strategy Trust, PIMCO Funds or of PIMCO Equity Series, affiliated mutual fund families composed both of fixed income and equity portfolios managed by Allianz Global Fund Management or Pacific Investment Management Company, subject to any restrictions on exchanges set forth in the applicable series’ prospectus(es). Shareholders interested in such an exchange may request a prospectus for these other series by contacting the Trust.

In the case of Institutional Class, Class P and Administrative Class shares, an exchange may be made by following the redemption procedure described above under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-498-5413. For Class D shares, please contact your financial service firm to exchange shares and for additional information about the exchange privilege.

Shares of all classes are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Trust or its designee. Currently, the Trust does not charge any other exchange fees or

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charges. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges.

An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

Shares of one Class of a Fund may also be exchanged directly for shares of another Class of the same Fund, as described in the Statement of Additional Information.

The Trust and the Adviser each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Adviser, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. See “Abusive Trading Practices” above. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners.

Request for Multiple Copies of Shareholder Documents	To reduce expenses, it is intended that only one copy of a Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-498-5413. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

150	Allianz Funds

How Fund Shares Are Priced

The net asset value per share (“NAV”) of each class of a Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Trust’s global and international Funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities, and other Funds may do the same depending upon the extent of non-U.S. securities held in their portfolios. The Funds’ use of fair value pricing may help deter “stale price arbitrage,” as discussed above under “Abusive Trading Practices.”

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

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Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on certain classes of shares are expected to be lower than dividends on other shares as a result of the administrative fees, distribution and/or servicing fees or other expenses applicable only to certain classes of shares. The table below shows when each Fund intends to declare and distribute income dividends to shareholders of record. To the extent a significant portion of the securities held by a Fund fluctuate in the rate or frequency with which they generate dividends and income, or have variable or floating interest rates, the amounts of the Fund’s income distributions to shareholders are expected to vary.

Allianz Fund	At Least Annually	Quarterly	Monthly

AGIC Income & Growth Fund			•

NFJ Dividend Value, NFJ International Value, NFJ Large-Cap Value, and NFJ Mid-Cap Value Funds		•

All other Funds	•

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

A Fund’s dividend and capital gain distributions with respect to Administrative Class, Class P or Institutional Class shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions.

For Class D shares, you can choose from the following distribution options:

• Reinvest all distributions in additional Class D shares of your Fund at NAV. This will be done unless you elect another option.

    •   Invest all distributions in Class D shares of any other Fund or series of Allianz Funds Multi-Strategy Trust, PIMCO Funds or PIMCO Equity Series that offers Class D shares at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option when your account is established.

• Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). You must elect this option when your account is established.

Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

You do not pay any sales charges or other fees on the receipt of shares received through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact the Trust at 1-800-498-5413. For Class D shares, you should contact your financial service firm or call the Distributor at 1-800-426-0107.

152	Allianz Funds

Tax Consequences

This section summarizes some of the important U.S. federal income tax consequences to U.S. persons of investing in the Funds. An investment in the Funds may have other tax implications. You should consult your tax advisor for information concerning the possible application of federal, state, local, or non-U.S. tax laws to you. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Each Fund has elected to be treated and intends to qualify each year as a regulated investment company under the Internal Revenue Code. A regulated investment company is not subject to U.S. federal income tax on income and gains that are distributed in a timely manner to shareholders. A Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and, consequently, a reduced return on your investment.

•   Taxes on Fund Distributions. If you are a shareholder subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. The Funds will provide you with an annual statement showing you the amount and tax character (e.g., ordinary or capital) of the distributions you received each year.

For U.S. federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains. Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. The treatment of Fund distributions of capital gains is based on how long the Fund owned (or is deemed to have owned) the investments that generated those gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than 12 months over net short-term capital losses) that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011. Distributions of net short-term capital gains in excess of net long-term capital losses will be taxable to you as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed to individual shareholders at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds such Fund’s current and accumulated earnings and profits. In that case, the excess generally would be treated as a return of capital, which would reduce your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of your shares.

To the extent that a Fund has capital loss carryforwards from prior taxable years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. If that Fund then makes distributions of capital gains in excess of such reduced net capital gains, the amount of the excess will be supported by the Fund’s “current earnings and profits,” and will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Regardless of whether such excess amount is retained or distributed, the capital loss carryforwards that will remain available for future years are reduced by the excess of current-year capital gains over current-year capital losses.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and could receive a portion of your investment back as a taxable distribution.

•   Taxes When You Sell (Redeem) or Exchange Your Shares. Any gain resulting from the sale (or redemption) of Fund shares generally will be taxed to you as capital gain. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale and any gain realized on such transfer will be taxed as capital gain.

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•   A Note on Non-U.S. Investments. A Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Eligible funds may be able to pass through to you a deduction or credit for foreign taxes. A Fund’s investments in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

•   Backup Withholding. The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder (i) who fails to properly furnish the Funds with a correct taxpayer identification number, (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate will likely be 28% for amounts paid before January 1, 2011 and is currently scheduled to increase to 31% for amounts paid thereafter.

154	Allianz Funds

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified in the Fund Summaries and under “Principal Investments and Strategies of Each Fund” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Adviser, the Sub-Advisers and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Common Stocks and Other Equity Securities	Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. Seeking earnings growth may result in significant investments in sectors that may be subject to greater volatility than other sectors of the economy. Companies that a Fund’s portfolio manager believes are undergoing positive change and whose stock the portfolio manager believes is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio manager’s assessment of a company’s earnings growth or other prospects is wrong, or if the portfolio manager’s judgment of how other investors will value the company is wrong, then the price of the company’s stock may fall or may not approach the value that the portfolio manager has placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts, such as ADRs, EDRs and GDRs, as described under “Non-U.S. Securities” below.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference for the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stock may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specified and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.

Companies with Smaller Market Capitalizations	Companies that are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held

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securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets. Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations also have substantial exposure to these risks. Furthermore, as companies’ market capitalizations fall due to declining markets or other circumstances, such companies will have increased exposure to these risks.

Initial Public Offerings	The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Industry Concentration	Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. See “Summary of Principal Risks—Focused Investment Risk” above.

Natural Resources. Funds that concentrate their investments in companies in the natural resources industries (including, but not limited to, the industry sub-sectors involving cyclical commodities, energy, paper and forest products, precious metals and utilities) will be subject to the risks particularly affecting natural resources companies. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.

The cyclical industries can be significantly affected by general economic trends, including employment, economic growth, interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in cyclical industries can adversely affect those industries. Furthermore, a company in the cyclical industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The energy industry can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other government regulations.

The paper and forest products industry can be significantly affected by the health of the economy, worldwide production capacity and interest rates, which can affect product pricing, costs and operating margins. These variables can also affect the level of industry and consumer capital spending for paper and forest products.

The utilities industry can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

The precious metals industry can be significantly affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. These factors may cause substantial price fluctuations for precious metals over short periods of time. The prices of precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious-metals related businesses.

156	Allianz Funds

Technology Sector. Funds that concentrate their investments in the technology sector will be subject to risks particular to that sector such as the risks of short product cycles of equipment, products and services, accelerated rates of product change and development, competition from new and existing companies, significant losses and/ or limited earnings, security price volatility, limited operating histories and management experience, patent and other intellectual property considerations. Technology companies are also affected by the risk that new equipment, products and services will not be commercially successful, or will become rapidly obsolete.

Wellness-Related Sector. Funds that concentrate their investments in the wellness-related sector will be subject to risks particular to that sector, including those of the following related industries.

The healthcare industry can be significantly affected by government regulation and reimbursement levels, changes in government subsidies, government approval of products and services that could have a significant effect on price and availability and rising costs of medical products and services. Changes in government and private payment systems, such as increased use of managed-care arrangements also affect the volatility of the industry. A healthcare company’s valuation is often based largely on potential and actual performance of a limited number of products.

The biotechnology industry can be significantly affected by rapid obsolescence of products, intense competition, patent expirations, risks associated with new regulations and changes to existing regulations. Other risks include dramatic fluctuation of economic prospects and share prices of biotechnology companies due to changes in the regulatory or completive environments and lengthy application processes and testing procedures for products.

The medical equipment, systems and delivery industry is significantly affected by patent considerations, rapid technological change and obsolescence, extensive government regulation and government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure and an emphasis on outpatient services.

The healthy-lifestyle industry can be significantly affected by the potential and actual performance of a limited number of products and services.

Non-U.S. Securities	The Funds may invest in foreign (non-U.S.) securities. The Funds (other than the RCM Funds) define non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). For the RCM Funds, RCM considers non-U.S. securities to include the following types of equity and equity-related instruments (together, for these purposes, “non-U.S. securities”): securities of companies that are organized or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; and securities of other investment companies investing primarily in such equity and equity-related non-U.S. securities. It is expected that the Funds’ non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges, however, the Funds may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets.

The Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities could be subject to withholding and other foreign taxes. Non-U.S. securities often trade with less frequency and

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volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.

Emerging Market Securities	Each of the Funds that may invest in non-U.S. securities may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. Countries with emerging market economies are those with securities markets that are, in the opinion of the applicable Sub-Adviser, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Funds with percentage limitations on investments in emerging market securities calculate those limitations by defining “emerging market securities” as securities issued by companies organized or headquartered in emerging market countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in U.S. securities or in developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies	A Fund that invests directly in foreign (non-U.S.) currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or non-U.S. governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions. The Funds, except for the CCM Funds, may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, such as hedging against foreign exchange risk arising from a Fund’s investment or anticipated investment in securities denominated in foreign currencies, gaining leverage and increasing exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, these Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Funds may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase

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exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, any such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. In addition, to the extent that it engages in foreign currency transactions, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s).

Derivatives	Unless otherwise stated in the Fund Summaries or under “Principal Investments and Strategies of Each Fund,” the Funds may, but are not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, a Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Funds may buy, sell or otherwise utilize (unless otherwise stated in the Fund Summaries or under “Principal Investments and Strategies of Each Fund”) include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Funds that may use derivatives may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies; and may also purchase and sell futures contracts and options thereon with respect to securities, securities indexes, interest rates and foreign currencies. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments, and the use of certain derivatives may subject a Fund to the potential for unlimited loss. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be especially applicable to Funds that may write uncovered (or “naked”) options.

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Lack of Availability. Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. In addition, a Fund’s use of derivatives may accelerate and/or increase the amount of taxes payable by shareholders. Derivative instruments are also subject to the risk of ambiguous documentation. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Related Instruments	Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. See “Common Stocks and Other Equity Securities” above. To the extent that a Fund invests in equity-related instruments whose return corresponds to the performance of a non-U.S. securities index or one or more non-U.S. equity securities, investing in such equity-related instruments will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, a Fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. Equity-related instruments are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments. See “Derivatives” above. Equity-related instruments may be considered illiquid and thus subject to a Fund’s restrictions on investments in illiquid securities.

Defensive Strategies	In response to unfavorable market and other conditions, the Funds (except the CCM Funds) may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income securities, cash and cash equivalents. The Funds may not achieve their investment objectives when they do so. Because the CCM Funds will not make defensive investments in response to unfavorable market or other conditions, they may be particularly vulnerable to general declines in stock prices and/or other categories of securities in which they invest. Each of the Funds (including the CCM Funds) may maintain a portion of their assets (normally not more than 10% for the CCM Funds) in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities	As used in this Prospectus, the term “fixed income securities” includes, without limitation: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other

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government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Unless otherwise stated in the Fund Summaries or under “Principal Investments and Strategies of Each Fund,” the Funds may invest in derivatives based on fixed income securities. Although most of the Funds focus on equity and related investments, the Funds may also have significant investment exposure to fixed income securities through investments of cash collateral from loans of portfolio securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities	Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities or durations tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities	Securities rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or unrated securities deemed by a Sub-Adviser to be of comparable quality, are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by a rating agency may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Credit Ratings and Unrated Securities	A Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s, S&P and Fitch. Moody’s, S&P, Fitch and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. An Appendix to the Funds’ Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s, S&P and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Sub-Advisers do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Funds may purchase unrated securities (which are not rated by a rating agency) if the applicable Sub-Adviser determines that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Advisers may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the

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Sub-Advisers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Rule 144A Securities	Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to each Fund’s limitation to invest not more than 15% of its net assets in securities which are illiquid at the time of investment, although the Funds may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees. See “Illiquid Securities” below.

Variable and Floating Rate Securities	Variable- and floating-rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating-rate debt instruments (“floaters”) or engages in credit-spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well. This is because variable- and floating-rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating-rate securities will not generally increase in value if interest rates decline. The Funds may also invest in inverse floating-rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed-rate obligation of similar credit quality. When a Fund holds variable- or floating-rate securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares. Certain of a Fund’s investments, including variable- and floating-rate securities, may require the Fund to accrue and distribute income not yet received. As a result, in order to generate cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it would otherwise have continued to hold.

Convertible Securities	Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated or high-yield securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value, and has risks associated with derivative instruments. See “Derivatives.”

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Loans of Portfolio Securities	For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Effective March 16, 2009, the Trust determined to cease participation in a program pursuant to which various Funds regularly lent their portfolio securities. The Trust and individual Funds may determine to lend portfolio securities through other securities lending programs or facilities.

If a Fund engages in securities lending, cash collateral that the Fund receives may be invested in overnight time deposits, repurchase agreements, interest-bearing or discounted commercial paper (including U.S. dollar-denominated commercial paper of non-U.S. issuers) and/or other short-term money market instruments (generally with remaining maturities of 397 days or less), either directly through joint accounts along with securities lending cash collateral of other Funds or indirectly through investments in affiliated or unaffiliated money market funds.

Each Fund may (but is not required to) lend portfolio securities representing up to 33 1/3% of its total assets, except for the NFJ Renaissance Fund, the AGIC Growth Fund and the AGIC Opportunity Fund, each of which may lend up to 25% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of a Fund’s assets. Funds whose portfolio securities are in relatively high demand from borrowers (e.g., small capitalization stocks, international stocks) may engage in securities lending to a greater extent than other Funds.

When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Lending portfolio securities, as with other extensions of credit, exposes a Fund to possible delay in recovery of the securities or possible loss of rights in the collateral should borrowers (which typically include broker-dealers and other financial services companies) fail financially or otherwise not return the securities loaned. The investment of cash received as collateral is at the sole risk of the Fund in most cases. Investments of cash collateral may lose value and/or become illiquid, although each Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations.

Short Sales	Each Fund, except for the CCM Funds and the RCM Mid-Cap Fund, may make use of short sales for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, futures contract or other derivatives contract) that it does not own. Alternatively or in combination with direct short sales, the Fund may utilize derivative instruments, such as futures on indices or swaps on individual securities, in order to achieve the desired level of short exposure for the portfolio. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividends or interest that accrues on the security during the period of the loan. The amount of any gain from a short sale will be reduced, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Until a short position is closed out, the net proceeds of the short sale will be retained by the lending broker to the extent necessary to meet margin requirements, together with any additional assets the broker requires as collateral. A Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund may engage in short sales that are not “against the box,” which involve additional risks. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. A Fund’s use of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities underlying its short positions increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by a Fund that utilizes short sales. See “Leveraging Risk.” Also, there is the risk that the counterparty to a short sale

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may fail to honor its contractual terms, causing a loss to a Fund. The SEC and other (including non-U.S.) regulatory authorities have imposed, and may in the future impose, restrictions on short selling, either on a temporary or permanent basis, which may include placing limitations on specific companies and/or industries with respect to which a Fund may enter into short positions. Any such restrictions may hinder a Fund in, or prevent it from, fully implementing its investment strategies, and may negatively affect performance.

In certain market and regulatory environments, a Fund may seek to obtain some or all of its short exposure by using derivative instruments on indices or individual securities, instead of engaging directly in short sales on individual securities. Such environments may include instances of regulatory restrictions as described above. It may also include periods when prime brokers or other counterparties are unable or unwilling to support the Fund’s short-selling of individual securities on adequate terms. Following recent economic developments, including significant turbulence in the credit markets and the financial sector, counterparties that provide prime brokerage services in support of short selling have significantly curtailed their prime brokerage relationships with registered mutual funds. Consequently, Funds may be unable to engage in short sales of individual securities on practicable terms and may instead seek all of their short exposure through derivatives. This circumstance may change in the future, either as new counterparties or trading structures become available or as counterparties that previously acted as prime brokers to mutual funds expand the scope of services they provide. To the extent a Fund achieves short exposure by using derivative instruments, it will be subject to many of the foregoing risks, as well as to those described under “Derivatives” above.

When-Issued, Delayed Delivery and Forward Commitment Transactions	Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements	Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings	Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. A dollar roll is similar except that the counterparty is not obligated to return the same securities as those originally sold by the Fund but only securities that are “substantially identical.” Reverse repurchase agreements and dollar rolls may be considered forms of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements, dollar rolls and other borrowings.

Each Fund also may borrow money to the extent permitted under the 1940 Act, subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information.

In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Reverse repurchase agreements, dollar rolls and other forms of borrowings will create leveraging risk for a Fund. See “Summary of Principal Risks—Leveraging Risk.”

Illiquid Securities	Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. A Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued

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the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Real Estate Investment Trusts	The Funds may invest in real estate investment trusts (REITs). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that a Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. A Fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. A Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Investment in Other Investment Companies	Each Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio Turnover	The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The portfolio turnover rate of a Fund employing a written call option strategy or similar strategy may increase to the extent that the Fund is required to sell portfolio securities to satisfy obligations under such a strategy. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed as ordinary income when distributed to individual shareholders) and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Funds that change Sub-Advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience substantially increased portfolio turnover due to the differences between the Funds’ previous and current investment objectives and policies and portfolio management strategies. During the most recently completed fiscal year, each of the [ ] Funds had a portfolio turnover rate in excess of 100%. These and other Funds may have portfolio turnover rates in excess of 100% in the current fiscal year or in future periods.

Prospectus	165

Changes in Investment Objectives and Policies	The investment objective of each of the CCM Capital Appreciation, CCM Emerging Companies, CCM Mid-Cap, NFJ Small-Cap Value, RCM Disciplined International Equity, RCM Global Resources, RCM Global Small-Cap, RCM Large-Cap Growth, RCM Mid-Cap, RCM Technology and RCM Wellness Funds is fundamental and may not be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. In addition, a fundamental policy (that may not be changed without shareholder approval) of each of the RCM Global Small-Cap and RCM Technology Funds is that the Fund must invest in companies located in at least three different countries. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, each Fund may be subject to additional restrictions on their ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. Each of the AGIC Emerging Markets Opportunities, AGIC Mid-Cap Growth, AGIC Pacific Rim, CCM Mid-Cap, NFJ Dividend Value, NFJ Large-Cap Value, NFJ Mid-Cap Value, NFJ Small-Cap Value, RCM Disciplined International Equity Fund, RCM Global Resources, RCM Global Small-Cap, RCM Large-Cap Growth, RCM Mid-Cap, RCM Technology and RCM Wellness Funds has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940 (which policy is set forth in the Statement of Additional Information) and will not change such policy as it is stated in each Fund’s respective Fund Summary unless such Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the SEC from time to time. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds	In addition to the risks described under “Summary of Principal Risks” above and in this section, certain of the Funds are newly formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds (including Funds that have lost significant assets through market declines or redemptions) may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure	Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, derivatives, placement warrants or other structured products.

Other Investments and Techniques	The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. The Funds sub-advised by RCM may use Grassrootssm Research in addition to their traditional research activities. Grassrootssm Research is a division of RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to RCM and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of RCM’s clients, including the Funds. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Certain Affiliations	Absent an exemption from the SEC or other regulatory relief, the Funds are generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Funds, the Adviser or a Sub-Adviser. The Funds’ ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Funds’ ability to engage in securities transactions and take advantage of market opportunities.

166	Allianz Funds

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each class of shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by [     ], whose report, along with each Fund’s financial statements, are included in the Trust’s annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

																	Ratio of	Ratio of
																	Expenses to	Expenses to
																	Average	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total				Net Asset					Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund			Value					End	with	without	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption			End			Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period			Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

CCM Capital Appreciation Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$	[ ]		[ ]	%	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	18.79	0.10	(6.51)	(6.41)	(0.02)	—	(0.02)		—	(b)		12.36	(e)	(34.08	)(e)	276,437	0.71	0.71	0.71	154
6/30/2008	21.64	0.10	(0.95)	(0.85)	(0.10)	(1.90)	(2.00)		—	(b)		18.79		(5.05)		459,142	0.69	0.69	0.47	134
6/30/2007	20.22	0.12	2.73	2.85	(0.06)	(1.37)	(1.43)		—	(b)		21.64		14.67		424,762	0.68	0.68	0.61	150
6/30/2006	18.36	0.12	1.78	1.90	(0.04)	—	(0.04)		—	(b)		20.22		10.33		383,054	0.72	0.72	0.60	161
Class P
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
7/7/2008† – 6/30/2009	18.19	0.08	(5.91)	(5.83)	(0.03)	—	(0.03)		—	(b)		12.33	(d)	(32.04	)(d)	4,308	0.79 *	0.79 *	0.67 *	154
Administrative Class
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	18.22	0.06	(6.29)	(6.23)	(0.01)	—	(0.01)		—	(b)		11.98	(f)	(34.26	)(f)	245,686	0.96	0.96	0.45	154
6/30/2008	21.11	0.05	(0.92)	(0.87)	(0.12)	(1.90)	(2.02)		—	(b)		18.22		(5.32)		439,571	0.93	0.93	0.24	134
6/30/2007	19.78	0.07	2.66	2.73	(0.03)	(1.37)	(1.40)		—	(b)		21.11		14.37		518,562	0.93	0.93	0.37	150
6/30/2006	17.99	0.07	1.74	1.81	(0.02)	—	(0.02)		—	(b)		19.78		10.09		459,715	0.97	0.97	0.35	161
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	17.99	0.05	(6.23)	(6.18)	(0.02)	—	(0.02)		—	(b)		11.79	(c)	(34.36	)(c)	82,956	1.11	1.11	0.39	154
6/30/2008	20.85	0.02	(0.91)	(0.89)	(0.07)	(1.90)	(1.97)		—	(b)		17.99		(5.44)		37,601	1.09	1.09	0.08	134
6/30/2007	19.58	0.04	2.63	2.67	(0.03)	(1.37)	(1.40)		—	(b)		20.85		14.18		38,714	1.08	1.08	0.22	150
6/30/2006	17.83	0.04	1.73	1.77	(0.02)	—	(0.02)		—	(b)		19.58		9.91		34,210	1.12	1.12	0.20	161

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Capital contribution from Affiliate increased the end of year net asset value by $0.12 per share and the total return by 0.67%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $11.67 and (35.03)%, respectively.
(d)	Capital contribution from Affiliate increased the end of year net asset value by $0.12 per share and the total return by 0.66%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $12.21 and (32.70)%, respectively.
(e)	Capital contribution from Affiliate increased the end of year net asset value by $0.13 per share and the total return by 0.70%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $12.23 and (34.78)%, respectively.
(f)	Capital contribution from Affiliate increased the end of year net asset value by $0.13 per share and the total return by 0.66%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $11.85 and (34.92)%, respectively.

Prospectus	167

Financial Highlights (continued)

															Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total				Net Asset		Net Assets	Ratio of	Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund			Value		End	Expenses to	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption			End	Total	of Period	Average	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period	Return	(000s)	Net Assets	Net Assets	Rate

CCM Emerging Companies Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %
6/30/2009	17.28	(0.08)	(4.76)	(4.84)	—	—	—		—	(b)	12.44	(28.01)	67,382	1.42	(0.65)	142
6/30/2008	23.21	(0.14)	(3.04)	(3.18)	—	(2.75)	(2.75)		—	(b)	17.28	(15.22)	206,444	1.50	(0.69)	140
6/30/2007	24.55	(0.11)	1.14	1.03	—	(2.37)	(2.37)		—	(b)	23.21	4.71	420,835	1.51	(0.49)	188
6/30/2006	23.27	(0.20)	3.40	3.20	—	(1.92)	(1.92)		—	(b)	24.55	14.08	597,208	1.52	(0.81)	155
Administrative Class
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	16.32	(0.11)	(4.49)	(4.60)	—	—	—		—	(b)	11.72	(28.19)	13,866	1.67	(0.91)	142
6/30/2008	22.12	(0.19)	(2.86)	(3.05)	—	(2.75)	(2.75)		—	(b)	16.32	(15.43)	23,812	1.75	(0.95)	140
6/30/2007	23.57	(0.16)	1.08	0.92	—	(2.37)	(2.37)		—	(b)	22.12	4.47	54,701	1.76	(0.74)	188
6/30/2006	22.46	(0.25)	3.28	3.03	—	(1.92)	(1.92)		—	(b)	23.57	13.82	62,776	1.77	(1.06)	155

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.

168	Allianz Funds

																Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total				Net Asset		Net Assets	Ratio of		Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund			Value		End	Expenses to		Income (Loss)		Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption			End	Total	of Period	Average		to Average		Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period	Return	(000s)	Net Assets		Net Assets		Rate

CCM Focused Growth Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ]	%	[ ]	%	[ ] %
6/30/2009	9.75	0.05	(3.13)	(3.08)	(0.02)	—	(0.02)		—	(b)	6.65	(31.54)	90,722	0.71		0.67		156
6/30/2008	10.54	0.03	(0.80)	(0.77)	(0.02)	— (b)	(0.02)		—	(b)	9.75	(7.30)	122,861	0.72		0.30		143
6/30/2007	9.34	0.03	1.33	1.36	(0.02)	(0.14)	(0.16)		—		10.54	14.72	50,850	0.71		0.30		106
6/30/2006	7.82	0.04	1.50	1.54	(0.02)	—	(0.02)		—	(b)	9.34	19.68	4,600	0.73		0.48		153
Class P
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]		[ ]		[ ]
7/7/2008† – 6/30/2009	9.44	0.04	(2.83)	(2.79)	(0.04)	—	(0.04)		—	(b)	6.61	(29.52)	82	0.80	*	0.53	*	156
Administrative Class
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]		[ ]		[ ]
6/30/2009	9.71	0.03	(3.12)	(3.09)	— (b)	—	— (b)		—	(b)	6.62	(31.80)	7	0.97		0.40		156
6/30/2008	10.50	— (b)	(0.79)	(0.79)	— (b)	— (b)	— (b)		—	(b)	9.71	(7.49)	11	0.96		—	(c)	143
9/15/2006† – 6/30/2007	9.14	0.01	1.52	1.53	(0.03)	(0.14)	(0.17)		—		10.50	16.96	12	0.96	*	0.13	*	106
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]		[ ]		[ ]
6/30/2009	9.67	0.02	(3.10)	(3.08)	— (b)	—	— (b)		—	(b)	6.59	(31.85)	1,271	1.11		0.28		156
6/30/2008	10.47	(0.01)	(0.79)	(0.80)	— (b)	— (b)	— (b)		—	(b)	9.67	(7.61)	1,811	1.12		(0.13)		143
7/5/2006† – 6/30/2007	9.30	(0.01)	1.36	1.35	(0.04)	(0.14)	(0.18)		—	(b)	10.47	14.16	1,225	1.11	*	(0.06	)*	106

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Less than 0.005%.

Prospectus	169

Financial Highlights (continued)

																	Ratio of	Ratio of
																	Expenses to	Expenses to
																	Average	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total				Net Asset					Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund			Value					End	with	without	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption			End			Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period			Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

CCM Mid-Cap Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$	[ ]		[ ]	%	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	26.87	0.04	(10.47)	(10.43)	—	—	—		—	(b)		16.44	(h)	(38.82	)(h)	312,484	0.71	0.71	0.21	148
6/30/2008	29.54	0.04	0.36	0.40	—	(3.07)	(3.07)		—	(b)		26.87		0.69		522,366	0.69	0.69	0.12	149
6/30/2007	28.50	0.10	3.81	3.91	—	(2.87)	(2.87)		—	(b)		29.54		15.02		482,027	0.69	0.69	0.35	164
6/30/2006	25.20	0.10	3.20	3.30	—	—	—		—	(b)		28.50	(d)	13.10	(d)	470,705	0.71	0.71	0.35	174
Class P
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
7/7/2008† – 6/30/2009	25.53	0.02	(9.13)	(9.11)	—	—	—		—	(b)		16.42	(g)	(35.68	)(g)	3,099	0.80 *	0.80 *	0.12 *	148
Administrative Class
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	26.02	(0.01)	(10.13)	(10.14)	—	—	—		—	(b)		15.88	(i)	(38.97	)(i)	129,640	0.96	0.96	(0.04)	148
6/30/2008	28.76	(0.03)	0.36	0.33	—	(3.07)	(3.07)		—	(b)		26.02		0.45		214,673	0.94	0.94	(0.11)	149
6/30/2007	27.89	0.03	3.71	3.74	—	(2.87)	(2.87)		—	(b)		28.76		14.73		278,073	0.94	0.94	0.11	164
6/30/2006	24.71	0.02	3.16	3.18	—	—	—		—	(b)		27.89	(e)	12.87	(e)	304,305	0.96	0.96	0.09	174
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	25.75	(0.07)	(9.99)	(10.06)	—	—	—		—	(b)		15.69	(f)	(39.07	)(f)	22,739	1.11	1.11	(0.34)	148
6/30/2008	28.53	(0.10)	0.39	0.29	—	(3.07)	(3.07)		—	(b)		25.75		0.31		193,222	1.09	1.09	(0.38)	149
6/30/2007	27.73	(0.01)	3.68	3.67	—	(2.87)	(2.87)		—	(b)		28.53		14.55		27,561	1.09	1.09	(0.05)	164
6/30/2006	24.61	(0.01)	3.13	3.12	—	—	—		—	(b)		27.73	(c)	12.68	(c)	30,758	1.11	1.11	(0.04)	174

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $27.71 and 12.61%, respectively.
(d)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.06%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $28.48 and 13.04%, respectively.
(e)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.06%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $27.87 and 12.81%, respectively.
(f)	Capital contribution from Affiliate increased the end of year net asset value by $0.24 per share and the total return by 0.93%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $15.45 and (40.00)%, respectively.
(g)	Capital contribution from Affiliate increased the end of year net asset value by $0.20 per share and the total return by 0.79%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $16.22 and (36.47)%, respectively.
(h)	Capital contribution from Affiliate increased the end of year net asset value by $0.22 per share and the total return by 0.82%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $16.22 and (39.64)%, respectively.
(i)	Capital contribution from Affiliate increased the end of year net asset value by $0.21 per share and the total return by 0.81%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $15.67 and (39.78)%, respectively.

170	Allianz Funds

														Ratio of	Ratio of
														Expenses to	Expenses to
			Net Realized											Average	Average	Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Distributions to	Total				Net Asset		Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	Shareholders	Dividends	Fund			Value		End	with	without	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss) on	Investment	Investment	from Net	and	Redemption			End	Total	of Period	Waiver and	Waiver and	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	Investments(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period	Return	(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC Emerging Markets Opportunities Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	30.19	0.53	(12.61)	(12.08)	(0.70)	—	(0.70)		—	(b)	17.41	(39.40)	18,152	1.47	1.47	2.89	182
6/30/2008	30.56	0.49	0.65	1.14	(0.05)	(1.50)	(1.55)		0.04		30.19	3.26	62,336	1.37	1.37	1.51	194
6/30/2007	19.43	(0.01)	11.63	11.62	(0.03)	(0.46)	(0.49)		—	(b)	30.56	61.11	59,834	1.61 (f)	1.61 (f)	(0.06)	77
4/1/2006 – 6/30/2006	20.59	0.07	(1.23)	(1.16)	—	—	—		—		19.43	(5.63)	21,682	1.55	1.55	1.42	28
3/31/2006	12.62	0.28	7.96	8.24	(0.27)	—	(0.27)		—		20.59	65.89	20,725	1.68 (e)	1.68 (e)	1.88	119
Class P
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
7/7/2008† – 6/30/2009	28.67	0.53	(11.13)	(10.60)	(0.83)	—	(0.83)		—	(b)	17.24	(36.23)	665	1.46 *	1.46 *	3.26 *	182
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	29.95	0.50	(12.46)	(11.96)	(0.36)	—	(0.36)		—	(b)	17.63	(39.63)	7,964	1.85	1.85	2.52	182
6/30/2008	30.47	0.43	0.60	1.03	(0.07)	(1.50)	(1.57)		0.02		29.95	2.86	66,283	1.77	1.77	1.31	194
8/21/2006† – 6/30/2007	20.13	(0.11)	10.45	10.34	—	—	—		—	(b)	30.47	52.05	3,669	1.94 *	1.94 *	(0.49)*	77

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 2.83%.
(d)	Due to the realignment of the Fund’s portfolio in connection with the combination with Emerging Countries Fund on March 24, 2005, the cost of purchases of $2,958,229 and proceeds from sales of $3,564,155 have been excluded from the Portfolio Turnover calculation.
(e)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 2.21%.
(f)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.94%.

Prospectus	171

Financial Highlights (continued)

														Ratio of	Ratio of
														Expenses to	Expenses to
			Net Realized											Average	Average	Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Distributions to	Total				Net Asset		Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	Shareholders	Dividends	Fund			Value		End	with	without	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss) on	Investment	Investment	from Net	and	Redemption			End	Total	of Period	Waiver and	Waiver and	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	Investments(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period	Return	(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC Global Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	18.54	0.11	(6.54)	(6.43)	—	(0.03)	(0.03)		—	(b)	12.08	(34.64)	16	1.07	1.07	0.87	106
6/30/2008	21.11	0.18	(0.81)	(0.63)	—	(1.94)	(1.94)		—	(b)	18.54	(3.83)	87	1.06	1.06	0.92	80
6/30/2007	17.76	0.09	4.28	4.37	—	(1.02)	(1.02)		—	(b)	21.11	25.26	25	1.06	1.06	0.47	102
6/30/2006	15.62	(0.03)	2.85	2.82	—	(0.68)	(0.68)		—	(b)	17.76	18.29	11	1.06 (f)	1.06 (f)	(0.22)	114
Class P
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
7/7/2008† – 6/30/2009	17.97	0.19	(6.06)	(5.87)	—	(0.03)	(0.03)		—	(b)	12.07	(32.62)	194	1.16 *	1.16 *	1.68 *	106
Administrative Class
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	18.24	0.08	(6.43)	(6.35)	—	(0.03)	(0.03)		—	(b)	11.86	(34.77)	16	1.32	1.32	0.67	106
6/30/2008	20.85	0.13	(0.80)	(0.67)	—	(1.94)	(1.94)		—	(b)	18.24	(4.09)	25	1.31	1.31	0.63	80
6/30/2007	17.59	0.03	4.25	4.28	—	(1.02)	(1.02)		—	(b)	20.85	24.99	26	1.31	1.31	0.17	102
6/30/2006	15.52	0.02	2.73	2.75	—	(0.68)	(0.68)		—	(b)	17.59	17.94	21	1.32	1.32	0.12	114
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	18.05	0.06	(6.37)	(6.31)	—	(0.03)	(0.03)		—	(b)	11.71	(34.91)	1,675	1.47	1.47	0.47	106
6/30/2008	20.67	0.10	(0.78)	(0.68)	—	(1.94)	(1.94)		—	(b)	18.05	(4.18)	3,253	1.46	1.46	0.52	80
6/30/2007	17.48	0.03	4.18	4.21	—	(1.02)	(1.02)		—	(b)	20.67	24.74	1,460	1.46	1.46	0.14	102
6/30/2006	15.44	0.08	2.64	2.72	—	(0.68)	(0.68)		—	(b)	17.48	17.48	654	1.47 (e)	1.47 (e)	0.45	114

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.
(e)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.48%.
(f)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.07%.

172	Allianz Funds

														Ratio of	Ratio of
														Expenses to	Expenses to
														Average	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to					Net Asset		Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Total	Fund			Value		End	with	without	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	Dividends and	Redemption			End	Total	of Period	Waiver and	Waiver and	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period	Return	(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC Systematic Growth Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	14.47	0.11	(4.24)	(4.13)	(0.05)	— (b)	(0.05)		—	(b)	10.29	(28.50)	18,595	0.78	0.78	1.04	138
6/30/2008	15.54	0.07	(0.81)	(0.74)	—	(0.33)	(0.33)		—	(b)	14.47	(5.02)	696	0.77	0.77	0.43	105
6/30/2007	13.12	0.07	2.69	2.76	—	(0.34)	(0.34)		—	(b)	15.54	21.27	688	0.78	0.78	0.51	168
6/30/2006	12.89	0.06	1.18	1.24	—	(1.01)	(1.01)		—	(b)	13.12	9.81	567	0.76 (f)	0.76 (f)	0.43	152
Class P
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
7/7/2008† – 6/30/2009	14.23	0.11	(4.01)	(3.90)	(0.05)	— (b)	(0.05)		—	(b)	10.28	(27.37)	24	0.88 *	0.88 *	1.01 *	138
Administrative Class
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	14.24	0.08	(4.17)	(4.09)	(0.02)	— (b)	(0.02)		—	(b)	10.13	(28.68)	12	1.03	1.03	0.79	138
6/30/2008	15.33	0.03	(0.79)	(0.76)	—	(0.33)	(0.33)		—	(b)	14.24	(5.23)	17	1.01	1.01	0.18	105
6/30/2007	12.98	0.04	2.65	2.69	—	(0.34)	(0.34)		—	(b)	15.33	20.96	18	1.03	1.03	0.26	168
6/30/2006	12.79	0.03	1.17	1.20	—	(1.01)	(1.01)		—	(b)	12.98	9.56	15	1.01 (g)	1.01 (g)	0.22	152
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	14.07	0.07	(4.12)	(4.05)	— (b)	— (b)	— (b)		—	(b)	10.02	(28.78)	507	1.18	1.18	0.64	138
6/30/2008	15.18	— (b)	(0.78)	(0.78)	—	(0.33)	(0.33)		—	(b)	14.07	(5.41)	910	1.17	1.17	0.03	105
6/30/2007	12.88	0.02	2.62	2.64	—	(0.34)	(0.34)		—	(b)	15.18	20.73	1,019	1.17	1.17	0.12	168
6/30/2006	12.72	0.01	1.16	1.17	—	(1.01)	(1.01)		—	(b)	12.88	9.37	17	1.16 (e)	1.16 (e)	0.09	152

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.
(e)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.
(f)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 0.77%.
(g)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.02%.

Prospectus	173

Financial Highlights (continued)

																Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total				Net Asset		Net Assets	Ratio of		Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund			Value		End	Expenses to		Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption			End	Total	of Period	Average		to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period	Return	(000s)	Net Assets		Net Assets	Rate

AGIC Income & Growth Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ]	%	[ ] %	[ ] %
6/30/2009	13.93	0.58	(2.77)	(2.19)	(0.91)	(0.56)	(1.47)		—	(b)	10.27	(14.03)	28,853	0.92		5.68	159
6/30/2008	15.57	0.79	(1.08)	(0.29)	(0.67)	(0.68)	(1.35)		—		13.93	(2.03)	20,626	0.92		5.22	152
2/28/2007† – 6/30/2007	15.00	0.25	0.56	0.81	(0.21)	(0.03)	(0.24)		—		15.57	5.29	21,080	0.91	*	4.94 *	127
Class P
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]		[ ]	[ ]
7/7/2008† – 6/30/2009	13.73	0.58	(2.58)	(2.00)	(0.90)	(0.56)	(1.46)		—	(b)	10.27	(12.86)	44	1.01	*	5.73 *	159
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]		[ ]	[ ]
6/30/2009	13.95	0.47	(2.71)	(2.24)	(0.88)	(0.56)	(1.44)		—	(b)	10.27	(14.36)	491	1.28		4.56	159
6/30/2008	15.55	0.72	(1.06)	(0.34)	(0.58)	(0.68)	(1.26)		—		13.95	2.35	11	1.31		4.79	152
2/28/2007† – 6/30/2007	15.00	0.23	0.55	0.78	(0.20)	(0.03)	(0.23)		—	(b)	15.55	5.08	15	1.31	*(c)	4.52 *	127

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	If the Investment Manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.20%.

174	Allianz Funds

														Ratio of	Ratio of
														Expenses to	Expenses to
			Net Realized											Average	Average	Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Distributions to					Net Asset		Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	Shareholders	Total	Fund			Value		End	with	without	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss) on	Investment	Investment	from Net	Dividends and	Redemption			End	Total	of Period	Waiver and	Waiver and	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	Investments(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period	Return	(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC International Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	18.80	0.29	(7.40)	(7.11)	(0.54)	—	(0.54)		—	(b)	11.15	(37.67)	54,566	1.08	1.08	2.38	197
6/30/2008	26.35	0.43	(4.12)	(3.69)	(0.40)	(3.46)	(3.86)		—	(b)	18.80	(15.75)	123,209	1.07	1.07	1.97	159
6/30/2007	22.01	0.36	5.11	5.47	(0.15)	(0.98)	(1.13)		—	(b)	26.35	25.43	125,273	1.09	1.09	1.48	166
6/30/2006	16.29	0.32	6.05	6.37	(0.14)	(0.51)	(0.65)		—	(b)	22.01	39.76	104,672	1.07	1.07	1.57	152
Class P
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
7/7/2008† – 6/30/2009	18.21	0.52	(7.05)	(6.53)	(0.59)	—	(0.59)		—	(b)	11.09	(35.70)	2,076	1.14 *	1.14 *	4.93 *	197
Administrative Class
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	19.08	0.27	(7.50)	(7.23)	(0.23)	—	(0.23)		—	(b)	11.62	(37.85)	7	1.33	1.33	2.16	197
6/30/2008	26.34	0.28	(4.07)	(3.79)	(0.01)	(3.46)	(3.47)		—	(b)	19.08	(16.02)	11	1.32	1.32	1.13	159
6/30/2007	21.98	0.76	4.65	5.41	(0.07)	(0.98)	(1.05)		—	(b)	26.34	25.12	122	1.33	1.33	3.01	166
1/10/2006† – 6/30/2006	20.25	0.21	1.52	1.73	—	—	—		—	(b)	21.98	8.54	11	1.33 *	1.33 *	2.08 *	152
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	18.56	0.22	(7.28)	(7.06)	(0.42)	—	(0.42)		—	(b)	11.08	(37.94)	5,440	1.48	1.48	1.79	197
6/30/2008	26.05	0.31	(4.05)	(3.74)	(0.29)	(3.46)	(3.75)		—	(b)	18.56	(16.12)	14,082	1.47	1.47	1.37	159
6/30/2007	21.84	0.38	4.94	5.32	(0.13)	(0.98)	(1.11)		—	(b)	26.05	24.90	29,959	1.49	1.49	1.58	166
6/30/2006	16.26	0.38	5.89	6.27	(0.18)	(0.51)	(0.69)		—	(b)	21.84	39.20	3,768	1.47	1.47	1.80	152

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.23%.
(d)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.

Prospectus	175

Financial Highlights (continued)

													Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total	Net Asset		Net Assets	Ratio of		Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Value		End	Expenses to		Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	End	Total	of Period	Average		to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	of Period	Return	(000s)	Net Assets		Net Assets	Rate

AGIC Mid-Cap Growth Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	[ ] %	$ [ ]	[ ]	%	[ ] %	[ ] %
6/30/2009	11.91	0.02	(3.54)	(3.52)	—	— (b)	— (b)	8.39	(29.54)	3,509	0.98		0.26	127
7/30/2007† – 6/30/2008	14.37	0.01	(2.23)	(2.22)	—	(0.24)	(0.24)	11.91	(5.94)	17,094	1.09	*	0.05 *	215
Class P
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]	[ ]
7/7/2008† – 6/30/2009	11.33	0.02	(2.97)	(2.95)	—	— (b)	— (b)	8.38	(26.03)	7	1.08	*	0.29 *	127
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]	[ ]
6/30/2009	11.87	0.02	(3.56)	(3.54)	—	— (b)	— (b)	8.33	(29.81)	38	1.34		0.24	127
7/30/2007† – 6/30/2008	12.55	(0.04)	(0.40)	(0.44)	—	(0.24)	(0.24)	11.87	(3.62)	14	1.35	*	(0.32)*	215

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.

176	Allianz Funds

														Ratio of	Ratio of
														Expenses to	Expenses to
			Net Realized											Average	Average	Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Distributions to	Total				Net Asset		Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	Shareholders	Dividends	Fund			Value		End	with	without	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss) on	Investment	Investment	from Net	and	Redemption			End	Total	of Period	Waiver and	Waiver and	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	Investments(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period	Return	(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC Pacific Rim Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	14.53	0.12	(4.84)	(4.72)	(0.02)	(0.13)	(0.15)		—	(b)	9.66	(32.46)	38,393	1.37	1.37	1.18	53
6/30/2008	18.10	0.12	(1.49)	(1.37)	—	(2.20)	(2.20)		—	(b)	14.53	(9.16)	54,095	1.37	1.37	0.72	67
6/30/2007	14.27	0.03	4.87	4.90	—	(1.07)	(1.07)		—	(b)	18.10	35.84	54,810	1.36	1.36	0.18	62
6/30/2006	10.10	0.04	4.66	4.70	(0.10)	(0.44)	(0.54)		0.01		14.27 (f)	47.18 (f)	36,150	1.37	1.37	0.30	96
Class P
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
7/7/2008† – 6/30/2009	14.12	(0.03)	(4.29)	(4.32)	(0.02)	(0.13)	(0.15)		—	(b)	9.65	(30.61)	6,064	1.44 *	1.44 *	(0.30)*	53
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	14.13	0.07	(4.69)	(4.62)	(0.01)	(0.13)	(0.14)		—	(b)	9.37	(32.75)	40,638	1.78	1.78	0.75	53
6/30/2008	17.72	0.05	(1.44)	(1.39)	—	(2.20)	(2.20)		—	(b)	14.13	(9.50)	72,340	1.77	1.77	0.28	67
6/30/2007	14.05	(0.03)	4.77	4.74	—	(1.07)	(1.07)		—	(b)	17.72	35.24	96,389	1.76	1.76	(0.16)	62
6/30/2006	9.97	0.01	4.57	4.58	(0.07)	(0.44)	(0.51)		0.01		14.05 (e)	46.55 (e)	20,824	1.77	1.77	0.05	96

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.
(e)	Payments from Affiliates increased the end of year net asset value by less than $0.01 per share and the total return by 0.12%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $14.05 and 46.43%, respectively.
(f)	Payments from Affiliates increased the end of year net asset value by less than $0.01 per share and the total return by 0.11%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $14.27 and 47.07%, respectively.

Prospectus	177

Financial Highlights (continued)

																Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total				Net Asset		Net Assets	Ratio of		Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund			Value		End	Expenses to		Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption			End	Total	of Period	Average		to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period	Return	(000s)	Net Assets		Net Assets	Rate

NFJ All-Cap Value Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ]	%	[ ] %	[ ] %
6/30/2009	11.62	0.30	(4.30)	(4.00)	(0.40)	—	(0.40)		—	(b)	7.22	(34.36)	2,322	0.93		3.38	71
6/30/2008	20.32	0.42	(429)	(3.87)	(0.31)	(4.52)	(4.83)		—	(b)	11.62	(22.41)	10,486	0.91		2.73	47
6/30/2007	17.61	0.32	3.02	3.34	(0.23)	(0.40)	(0.63)		—	(b)	20.32	19.14	11,196	0.92		1.69	122
6/30/2006	15.97	0.22	2.16	2.38	(0.09)	(0.65)	(0.74)		—	(b)	17.61	15.13	32,059	0.91	(f)	1.29	55
Class P
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]		[ ]	[ ]
7/7/2008† – 6/30/2009	11.23	0.40	(4.02)	(3.62)	(0.49)	—	(0.49)		—	(b)	7.12	(32.14)	711	0.99	*	5.56 *	71
Administrative Class
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]		[ ]	[ ]
6/30/2009	11.67	0.28	(4.32)	(4.04)	(0.44)	—	(0.44)		—	(b)	7.19	(34.53)	12	1.18		3.47	71
6/30/2008	20.21	0.41	(4.31)	(3.90)	(0.12)	(4.52)	(4.64)		—	(b)	11.67	(22.60)	18	1.16		2.37	47
6/30/2007	17.52	0.28	3.00	3.28	(0.19)	(0.40)	(0.59)		—	(b)	20.21	18.86	24	1.18		1.50	122
6/30/2006	15.87	0.18	2.15	2.33	(0.03)	(0.65)	(0.68)		—	(b)	17.52	14.90	20	1.16	(g)	1.03	55
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]		[ ]	[ ]
6/30/2009	11.44	0.26	(4.23)	(3.97)	(0.42)	—	(0.42)		—	(b)	7.05	(34.71)	1,794	1.33		3.26	71
6/30/2008	20.06	0.33	(4.20)	(3.87)	(0.23)	(4.52)	(4.75)		—	(b)	11.44	(22.71)	3,722	1.31		2.13	47
6/30/2007	17.41	0.25	2.98	3.23	(0.18)	(0.40)	(0.58)		—	(b)	20.06	18.69	9,566	1.33		1.33	122
6/30/2006	15.81	0.14	2.16	2.30	(0.05)	(0.65)	(0.70)		—	(b)	17.41	14.74	2,947	1.32	(e)	0.80	55

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.
(e)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.33%.
(f)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 0.92%.
(g)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.

178	Allianz Funds

																		Ratio of
																	Ratio of	Expenses to
																	Expenses to	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total				Net Asset					Net Assets	Average Net	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund			Value					End	Assets with	without	Income	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption			End			Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period			Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

NFJ Dividend Value Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$	[ ]		[ ]	%	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	14.74	0.44	(5.46)	(5.02)	(0.42)	(0.63)	(1.05)		—	(b)		8.67	(d)(g)	(34.42	)(d)(g)	1,699,111	0.67	0.67	4.37	43
6/30/2008	18.51	0.48	(2.83)	(2.35)	(0.51)	(0.91)	(1.42)		—	(b)		14.74		(13.48)		1,802,701	0.67	0.67	2.86	49
6/30/2007	15.51	0.46	3.24	3.70	(0.41)	(0.29)	(0.70)		—	(b)		18.51		24.20		1,693,928	0.67	0.67	2.62	29
6/30/2006	13.85	0.43	1.90	2.33	(0.45)	(0.22)	(0.67)		—	(b)		15.51		17.21		349,151	0.71	0.71	2.89	26
Class P
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
7/7/2008† – 6/30/2009	14.35	0.42	(5.06)	(4.64)	(0.42)	(0.63)	(1.05)		—	(b)		8.66	(f)	(32.70	)(f)	325,300	0.77 *	0.77 *	4.91 *	43
Administrative Class
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	14.78	0.41	(5.47)	(5.06)	(0.40)	(0.63)	(1.03)		—	(b)		8.69	(d)(h)	(34.62	)(d)(h)	756,172	0.92	0.92	4.13	43
6/30/2008	18.55	0.45	(2.84)	(2.39)	(0.47)	(0.91)	(1.38)		—	(b)		14.78		(13.67)		745,713	0.92	0.92	2.68	49
6/30/2007	15.56	0.42	3.25	3.67	(0.39)	(0.29)	(0.68)		—	(b)		18.55		23.91		408,959	0.91	0.91	2.33	29
6/30/2006	13.86	0.34	1.96	2.30	(0.38)	(0.22)	(0.60)		—	(b)		15.56		16.89		9,904	0.95	0.95	2.24	26
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	14.66	0.40	(5.43)	(5.03)	(0.39)	(0.63)	(1.02)		—	(b)		8.61	(d)(e)	(34.67	)(d)(e)	700,909	1.05	1.05	4.26	43
6/30/2008	18.34	0.40	(2.79)	(2.39)	(0.38)	(0.91)	(1.29)		—	(b)		14.66		(13.79)		376,899	1.04	1.04	2.40	49
6/30/2007	15.38	0.39	3.21	3.60	(0.35)	(0.29)	(0.64)		—	(b)		18.34		23.75		698,390	1.05	1.05	2.25	29
6/30/2006	13.75	0.36	1.90	2.26	(0.41)	(0.22)	(0.63)		—	(b)		15.38		16.72		78,984	1.10	1.10	2.42	26

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.00%.
(e)	Capital contribution from Affiliate increased the end of year net asset value by $0.07 per share and the total return by 0.53%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $8.54 and (35.20)%, respectively.
(f)	Capital contribution from Affiliate increased the end of year net asset value by $0.07 per share and the total return by 0.54%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $8.59 and (33.24)%, respectively.
(g)	Capital contribution from Affiliate increased the end of year net asset value by $0.08 per share and the total return by 0.60%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $8.59 and (35.02)%, respectively.
(h)	Capital contribution from Affiliate increased the end of year net asset value by $0.08 per share and the total return by 0.60%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $8.61 and (35.22)%, respectively.

Prospectus	179

Financial Highlights (continued)

														Ratio of	Ratio of
														Expenses to	Expenses to
			Net Realized											Average	Average	Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Distributions to	Total				Net Asset		Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	Shareholders	Dividends	Fund			Value		End	with	without	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss) on	Investment	Investment	from Net	and	Redemption			End	Total	of Period	Waiver and	Waiver and	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	Investments’(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period	Return	(000s)	Reimbursement	Reimbursement	Net Assets	Rate

NFJ International Value Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	24.99	0.48	(9.15)	(8.67)	(0.48)	(0.52)	(1.00)		—	(b)	15.32	(34.37)	247,345	1.05	1.05	3.03	59
6/30/2008	26.73	1.17	(0.91)	0.26	(0.96)	(1.04)	(2.00)		—	(b)	24.99	0.70	211,340	1.04	1.04	4.43	23
6/30/2007	19.43	0.64	7.36	8.00	(0.43)	(0.27)	(0.70)		—	(b)	26.73	41.84	33,611	1.06	1.06	2.71	26
6/30/2006	15.38	0.49	3.88	4.37	(0.18)	(0.15)	(0.33)		0.01		19.43	28.63	3,026	1.08	1.08	2.70	25
Class P
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
7/7/2008† – 6/30/2009	24.02	0.85	(8.56)	(7.71)	(0.47)	(0.52)	(0.99)		—	(b)	15.32	(31.77)	53,466	1.12 *	1.12 *	5.86 *	59
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	24.80	0.40	(9.07)	(8.67)	(0.43)	(0.52)	(0.95)		—	(b)	15.18	(34.63)	101,451	1.45	1.45	2.50	59
6/30/2008	26.55	1.00	(0.84)	0.16	(0.87)	(1.04)	(1.91)		—	(b)	24.80	0.32	141,563	1.44	1.44	3.81	23
6/30/2007	19.30	0.46	7.40	7.86	(0.34)	(0.27)	(0.61)		—		26.55	41.30	14,043	1.46	1.46	2.01	26
6/30/2006	15.37	0.59	3.68	4.27	(0.20)	(0.15)	(0.35)		0.01		19.30	28.09	3,409	1.50	1.50	3.07	25

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective May 1, 2005, the Fund paid an Advisory Fee of 0.60%.
(d)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.

180	Allianz Funds

															Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total				Net Asset		Net Assets	Ratio of	Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund			Value		End	Expenses to	Income	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption			End	Total	of Period	Average	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period	Return	(000s)	Net Assets	Net Assets	Rate

NFJ Large-Cap Value Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %
6/30/2009	16.77	0.35	(6.29)	(5.94)	(0.32)	—	(0.32)		—	(b)	10.51	(35.55)	220,835	0.71	2.97	52
6/30/2008	20.81	0.43	(3.76)	(3.33)	(0.42)	(0.29)	(0.71)		—	(b)	16.77	(16.35)	349,924	0.70	2.30	39
6/30/2007	17.79	0.40	3.37	3.77	(0.34)	(0.41)	(0.75)		—	(b)	20.81	21.52	161,445	0.72	2.01	26
6/30/2006	16.06	0.38	2.10	2.48	(0.38)	(0.37)	(0.75)		—	(b)	17.79	15.77	27,324	0.73	2.23	32
Class P
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
7/7/2008† – 6/30/2009	16.21	0.27	(5.62)	(5.35)	(0.23)	—	(0.23)		—	(b)	10.63	(33.25)	16,652	0.79 *	2.52 *	52
Administrative Class
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	16.75	0.31	(6.27)	(5.96)	(0.29)	—	(0.29)		—	(b)	10.50	(35.68)	27,903	0.97	2.80	52
6/30/2008	20.80	0.36	(3.75)	(3.39)	(0.37)	(0.29)	(0.66)		—	(b)	16.75	(16.66)	16,623	0.95	1.96	39
9/15/2006† – 6/30/2007	18.21	0.27	3.05	3.32	(0.32)	(0.41)	(0.73)		—	(b)	20.80	18.52	77	0.97 *	1.73 *	26
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	16.71	0.30	(6.26)	(5.96)	(0.28)	—	(0.28)		—	(b)	10.47	(35.76)	244,284	1.11	2.67	52
6/30/2008	20.72	0.36	(3.75)	(3.39)	(0.33)	(0.29)	(0.62)		—	(b)	16.71	(16.68)	129,506	1.10	1.89	39
6/30/2007	17.73	0.32	3.37	3.69	(0.29)	(0.41)	(0.70)		—	(b)	20.72	21.08	71,678	1.11	1.64	26
6/30/2006	16.04	0.31	2.08	2.39	(0.33)	(0.37)	(0.70)		—	(b)	17.73	15.22	6,128	1.17	1.79	32

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.

Prospectus	181

Financial Highlights (continued)

																Ratio of Net
	Net Asset		Net Realized		Dividends	Distributions to	Total				Net Asset		Net Assets	Ratio of		Investment
	Value	Net	and Change	Total from	from Net	Shareholders	Dividends	Fund			Value		End	Expenses		Income	Portfolio
For a share outstanding	Beginning	Investment	in Unrealized	Investment	Investment	from Net	and	Redemption			End	Total	of Period	to Average		to Average	Turnover
for the period ended:	of Period	Income(a))	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period	Return	(000s)	Net Assets		Net Assets	Rate

NFJ Mid-Cap Value Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ]	%	[ ] %	[ ] %
6/30/2009	13.51	0.36	(4.80)	(4.44)	(0.35)	(0.31)	(0.66)		—	(b)	8.41	(32.65)	456	0.87		3.76	68
6/30/2008	17.52	0.33	(3.35)	(3.02)	(0.36)	(0.63)	(0.99)		—	(b)	13.51	(17.79)	1,653	0.88		2.07	70
8/22/2006† – 6/30/2007	15.00	0.57	2.32	2.89	(0.36)	(0.01)	(0.37)		—	(b)	17.52	19.48	4,940	0.86	*(d)	4.01 *	34
Class P
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]		[ ]	[ ]
7/7/2008† – 6/30/2009	13.10	0.51	(4.54)	(4.03)	(0.35)	(0.31)	(0.66)		—	(b)	8.41	(30.53)	232	0.95	*	5.83 *	68
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]		[ ]	[ ]
6/30/2009	13.43	0.32	(4.76)	(4.44)	(0.33)	(0.31)	(0.64)		—	(b)	8.35	(32.87)	207	1.27		3.50	68
6/30/2008	17.46	0.30	(3.36)	(3.06)	(0.34)	(0.63)	(0.97)		—	(b)	13.43	(18.08)	205	1.28		1.97	70
8/22/2006† – 6/30/2007	15.00	0.29	2.54	2.83	(0.36)	(0.01)	(0.37)		—	(b)	17.46	19.05	152	1 26	*(c)	2.03 *	34

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 2.47%.
(d)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.53%.

182	Allianz Funds

			Net Realized
			and Change
			in Unrealized														Ratio of		Ratio of
			Gain (Loss) on														Expenses to		Expenses to
			Investments,														Average		Average		Ratio of Net
	Net Asset	Net	options written	Total Income			Total				Net Asset					Net Assets	Net Assets		Net Assets		Investment
	Value	Investment	and foreign	(Loss) from	Net	Net	Dividends	Fund			Value					End of	with		without		Income	Portfolio
Per share data	Beginning	Income	currency	Investment	Investment	Realized	and	Redemption			End			Total		Year	Waiver and		Waiver and		to Average	Turnover
for the year ended:	of Year	(Loss)(a)	transactions’(a)	Operations	Income	Capital Gains	Distributions	Fees(a)			of Year			Return(n)		(000s)	Reimbursement		Reimbursement		Net Assets	Rate

NFJ Renaissance Fund
Class D
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$	[ ]		[ ]	%	$ [ ]	[ ]	%	[ ]	%	[ ] %	[ ] %
6/30/2009	15.99	0.17	(4.70)	(4.53)	(0.16)	— (b)	(0.16)		—	(b)		11.30	(k)	(28.22	)(k)	9,093	1.21		1.22		1.46	201
6/30/2008	22.61	0.15	(2.57)	(2.42)	(0.04)	(4.16)	(4.20)		—	(b)		15.99		(12.97)		19,396	1.19	(i)	1.19	(i)	0.77	82
6/30/2007	21.65	0.07	4.05	4.12	—	(3.16)	(3.16)		—	(b)		22.61		20.32		33,563	1.23	(j)	1.23	(j)	0.33	112
6/30/2006	24.37	0.06	1.45	1.51	—	(4.23)	(4.23)		—	(b)		21.65	(g)	6.26	(g)	46,918	1.25		1.25		0.27	85
Institutional Class
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]		[ ]		[ ]	[ ]
6/30/2009	16.72	0.22	(4.91)	(4.69)	(0.25)	— (b)	(025)		—	(b)		11.78	(l)	(27.90	)%(l)	22,898	0.81		0.82		1.86	201
6/30/2008	23.35	0.24	(2.68)	(2.44)	(0.03)	(4.16)	(4.19)		—	(b)		16.72		(12.60)		27,970	0.79	(i)	0.79	(i)	1.16	82
6/30/2007	22.19	0.16	4.16	4.32	—	(3.16)	(3.16)		—	(b)		23.35		20.77		57,350	0.83	(j)	0.83	(j)	0.73	112
6/30/2006	24.78	0.16	1.48	1.64	—	(4.23)	(4.23)		—	(b)		22.19	(h)	6.73	(h)	51,569	0.86		0.86		0.66	85
Administrative Class
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]		[ ]		[ ]	[ ]
6/30/2009	16.23	0.20	(4.78)	(4.58)	(0.15)	— (b)	(0.15)		—	(b)		11.50	(m)	(28.12	)%(m)	9,800	1.06		1.07		1.57	201
6/30/2008	22.89	0.18	(2.61)	(2.43)	(0.07)	(4.16)	(4.23)		—	(b)		16.23		(12.83)		40,749	1.04	(i)	1.04	(i)	0.89	82
6/30/2007	21.86	0.11	4.08	4.19	—	(3.16)	(3.16)		—	(b)		22.89		20.46		80,521	1.08	(j)	1.08	(j)	0.48	112
6/30/2006	24.53	0.09	1.47	1.56	—	(4.23)	(4.23)		—	(b)		21.86	(i)	6.45	(i)	127,136	1.11		1.11		0.40	85

(a)	Calculated on average shares outstanding during the year.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administrative Fee was reduced by 0.10%.
(d)	Repayments by the Adviser increased the end of year net asset value per share by $0.02 and total return by 0.07%. If the Adviser had not made repayments, end of year net asset value and total return would have been $24.35 and (1.72)%, respectively.
(e)	Repayments by the Adviser increased the end of year net asset value per share by $0.02 and total return by 0.07%. If the Adviser had not made repayments, end of year net asset value and total return would have been $24.76 and (1.34)%, respectively.
(f)	Repayments by the Adviser increased the end of year net asset value per share by $0.02 and total return by 0.06%. If the Adviser had not made repayments, end of year net asset value and total return would have been $24.51 and (1.55)%, respectively.
(g)	Payments from Affiliates increased the end of year net asset value per share by $0.03 and total return by 0.14%. If the Affiliates had not made repayments, end of year net asset value and total return would have been $21.62 and 6.12%, respectively.
(h)	Payments from Affiliates increased the end of year net asset value per share by $0.03 and total return by 0.14%. If the Affiliates had not made repayments, end of year net asset value and total return would have been $22.16 and 6.59%, respectively.
(i)	Payments from Affiliates increased the end of year net asset value per share by $0.03 and total return by 0.14%. If the Affiliates had not made repayments, end of year net asset value and total return would have been $21.83 and 6.31%, respectively.
(j)	Effective January 1, 2007, the advisory fee was reduced by 0.05%, in addition effective October 1, 2007 the advisory fee was reduced by an additional 0.05%.
(k)	Capital Contribution from Affiliate increased the end of year net asset value by $0.20 and total return by 1.27%. If the Affiliate had not made payments, end of year net asset value and total return would have been $11.10 and (29.49)%, respectively.
(l)	Capital Contribution from Affiliate increased the end of year net asset value by $0.20 and total return by 1.23%. If the Affiliate had not made payments, end of year net asset value and total return would have been $11.58 and (29.13)%, respectively.
(m)	Capital Contribution from Affiliate increased the end of year net asset value by $0.22 and total return by 1.37%. If the Affiliate had not made payments, end of year net asset value and total return would have been $11.28 and (29.49)%, respectively.
(n)	Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purpose of this calculation, to be reinvested.
Total return does not reflect sales charges and includes the effect of waivers and reimbursements. Total return may reflect adjustments to conform to generally accepted accounting principles.

Prospectus	183

Financial Highlights (continued)

																	Ratio of	Ratio of
																	Expenses to	Expenses to
																	Average	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total				Net Asset					Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund			Value					End	with	without	Income to	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption			End			Total		of Period	Waiver and	Waiver and	Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period			Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

NFJ Small-Cap Value Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$	[ ]		[ ]	%	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	30.08	0.55	(7.89)	(7.34)	(0.42)	(2.19)	(2.61)		—	(b)		20.13	(f)	(23.64	)(f)	1,780,607	0.82	0.83	2.60	33
6/30/2008	35.97	0.57	(2.86)	(2.29)	(0.61)	(2.99)	(3.60)		—	(b)		30.08		(6.63)		1,198,175	0.82	0.82	1.75	33
6/30/2007	32.44	0.95	5.75	6.70	(0.65)	(2.52)	(3.17)		—	(b)		35.97		21.71		962,528	0.82	0.82	2.82	27
6/30/2006	31.08	0.77	3.69	4.46	(0.63)	(2.47)	(3.10)		—	(b)		32.44		15.00		653,254	0.86	0.86	2.40	32
Class P
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
7/7/2008† – 6/30/2009	28.58	0.43	(6.30)	(5.87)	(0.44)	(2.19)	(2.63)		—	(b)		20.08	(e)	(19.76	)(e)	66,639	0.90 *	0.90 *	2.22 *	33
Administrative Class
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	28.91	0.49	(7.61)	(7.12)	(0.36)	(2.19)	(2.55)		—	(b)		19.24	(g)	(23.85	)(g)	776,986	1.07	1.08	2.36	33
6/30/2008	34.83	0.47	(2.75)	(2.28)	(0.65)	(2.99)	(3.64)		—	(b)		28.91		(6.84)		666,419	1.07	1.07	1.50	33
6/30/2007	31.52	0.83	5.59	6.42	(0.59)	(2.52)	(3.11)		—	(b)		34.83		21.44		903,752	1.07	1.07	2.55	27
6/30/2006	30.31	0.66	3.59	4.25	(0.57)	(2.47)	(3.04)		—	(b)		31.52		14.65		698,010	1.11	1.11	2.13	32
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	29.61	0.42	(7.74)	(7.32)	(0.42)	(2.19)	(2.61)		—	(b)		19.68	(d)	(23.95	)(d)	196,748	1.21	1.22	2.18	33
6/30/2008	35.49	0.43	(2.81)	(2.38)	(0.51)	(2.99)	(3.50)		—	(b)		29.61		(7.01)		17,879	1.22	1.22	1.34	33
6/30/2007	32.07	0.79	5.70	6.49	(0.55)	(2.52)	(3.07)		—	(b)		35.49		21.24		5,368	1.22	1.22	2.38	27
6/30/2006	30.76	0.62	3.65	4.27	(0.49)	(2.47)	(2.96)		—	(b)		32.07		14.51		5,182	1.25	1.25	1.95	32

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administrative Fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.
(d)	Capital contribution from Affiliate increased the end of year net asset value by $0.23 per share and the total return by 0.89%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $19.45 and (24.84)%, respectively.
(e)	Capital contribution from Affiliate increased the end of year net asset value by $0.23 per share and the total return by 0.92%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $19.85 and (20.68)%, respectively.
(f)	Capital contribution from Affiliate increased the end of year net asset value by $0.25 per share and the total return by 0.95%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $19.88 and (24.59)%, respectively.
(g)	Capital contribution from Affiliate increased the end of year net asset value by $0.24 per share and the total return by 0.95%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $19.00 and (24.80)%, respectively.

184	Allianz Funds

																	Ratio of	Ratio of
																	Expenses to	Expenses to
																	Average	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total				Net Asset					Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund			Value					End	with	without	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption			End			Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period			Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC Growth Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$	[ ]		[ ]	%	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	25.84	0.11	(6.33)	(6.22)	—	—	—		—	(b)		19.62	(j)	(24.10	)(j)	43,143	0.76	0.76	0.58	143
6/30/2008	25.97	0.08	(0.21)	(0.13)	—	—	—		—	(b)		25.84		(0.46)		22,420	0.76	0.76	0.32	116
6/30/2007	20.74	0.06	5.17	5.23	—	—	—		—	(b)		25.97	(f)	25.22	(f)	7,355	0.76	0.76	0.25	79
6/30/2006	18.76	0.04	1.94	1.98	—	—	—		—	(b)		20.74		10.55		5,651	0.77	0.77	0.22	115
Class P
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
7/7/2008† – 6/30/2009	22.72	0.10	(5.23)	(5.13)	—	—	—		—	(b)		17.59	(i)	(22.58	)(i)	5,945	0.85 *	0.85 *	0.63 *	143
Administrative Class
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	25.14	0.09	(6.19)	(6.10)	—	—	—		—	(b)		19.04	(k)	(24.26	)(k)	7,920	1.01	1.01	0.50	143
6/30/2008	25.33	— (b)	(0.19)	(0.19)	—	—	—		—	(b)		25.14		(0.75)		65	1.01	1.01	(0.02)	116
6/30/2007	20.28	— (b)	5.05	5.05	—	—	—		—	(b)		25.33	(f)	24.90	(f)	86	1.01	1.01	— (g)	79
6/30/2006	18.39	(0.01)	1.90	1.89	—	—	—		—	(b)		20.28		10.28		101	1.02	1.02	(0.03)	115
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	24.72	0.04	(6.07)	(6.03)	—	—	—		—	(b)		18.69	(h)	(24.39	)(h)	11,562	1.16	1.16	0.23	143
6/30/2008	24.94	(0.05)	(0.17)	(0.22)	—	—	—		—	(b)		24.72		(0.88)		3,293	1.16	1.16	(0.18)	116
6/30/2007	20.00	(0.01)	4.95	4.94	—	—	—		—			24.94	(f)	24.76	(f)	9,104	1.16	1.16	(0.03)	79
6/30/2006	18.16	(0.03)	1.87	1.84	—	—	—		—	(b)		20.00		10.08		431	1.17	1.17	(0.18)	115

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Repayments by the Adviser increased the end of year net asset value by $0.02 per share and the total return by 0.08%. If the Adviser had not made repayments, the end of year net asset value and total return would have been $18.14 and 3.04%, respectively.
(d)	Repayments by the Adviser increased the end of year net asset value by $0.02 per share and the total return by 0.12%. If the Adviser had not made repayments, the end of year net asset value and total return would have been $18.74 and 3.35%, respectively.
(e)	Repayments by the Adviser increased the end of year net asset value by $0.03 per share and the total return by 0.14%. If the Adviser had not made repayments, the end of year net asset value and total return would have been $18.36 and 3.12%, respectively.
(f)	Payments from Affiliates increased the end of year net asset value per share and total return by less than $0.01 and 0.01% respectively.
(g)	Less than 0.005%.
(h)	Capital contribution from Affiliate increased the end of year net asset value by $0.07 per share and the total return by 0.29%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $18.62 and (24.68)%, respectively.
(i)	Capital contribution from Affiliate increased the end of year net asset value by $0.07 per share and the total return by 0.31%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $17.52 and (22.89)%, respectively.
(j)	Capital contribution from Affiliate increased the end of year net asset value by $0.08 per share and the total return by 0.31%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $19.54 and (24.41)%, respectively.
(k)	Capital contribution from Affiliate increased the end of year net asset value by $0.07 per share and the total return by 0.28%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $18.97 and (24.54)%, respectively.

Prospectus	185

Financial Highlights (continued)

																	Ratio of	Ratio of
																	Expenses to	Expenses to
																	Average	Average	Ratio of Net
	Net Asset		Net Realized		Dividends	Distributions to	Total				Net Asset					Net Assets	Net Assets	Net Assets	Investment
	Value	Net	and Change	Total from	from Net	Shareholders	Dividends	Fund			Value					End	with	without	Loss to	Portfolio
For a share outstanding	Beginning	Investment	in Unrealized	Investment	Investment	from Net	and	Redemption			End			Total		of Period	Waiver and	Waiver and	Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period			Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC Opportunity Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$	[ ]		[ ]	%	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	19.26	(0.03)	(3.24)	(3.27)	—	—	—		—	(b)		15.99	(i)	(16.94	)(i)	71,702	0.91	0.92	(0.18)	199
6/30/2008	26.78	(0.04)	(4.23)	(4.27)	—	(3.25)	(3.25)		—	(b)		19.26		(17.73)		79,635	0.91	0.91	(0.20)	199
6/30/2007	21.84	(0.14)	5.62	5.48	—	(0.54)	(0.54)		—	(b)		26.78		25.37		26,598	0.92	0.92	(0.62)	148
6/30/2006	18.95	(0.13)	3.02	2.89	—	—	—		—	(b)		21.84	(e)	15.25(e	)	38,377	0.92	0.92	(0.62)	171
Class P
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
7/7/2008† – 6/30/2009	16.43	(0.07)	(2.18)	(2.25)	—	—	—		—	(b)		14.18	(h)	(13.69	)(h)	876	0.99 *	1.00 *	(0.53)*	199
Administrative Class
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	18.85	(0.06)	(3.18)	(3.24)	—	—	—		—	(b)		15.61	(j)	(17.19	)(j)	224	1.16	1.17	(0.45)	199
6/30/2008	26.34	(0.09)	(4.15)	(4.24)	—	(3.25)	(3.25)		—	(b)		18.85		(17.88)		168	1.16	1.16	(0.40)	199
6/30/2007	21.55	(0.19)	5.52	5.33	—	(0.54)	(0.54)		—	(b)		26.34		25.01		130	1.17	1.17	(0.90)	148
6/30/2006	18.74	(0.18)	2.99	2.81	—	—	—		—	(b)		21.55	(f)	15.00	(f)	2,904	1.17	1.17	(0.87)	171
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	17.31	(0.10)	(2.89)	(2.99)	—	—	—		—	(b)		14.32	(g)	(17.23	)(g)	562	1.30	1.31	(0.78)	199
6/30/2008	24.49	(0.06)	(3.87)	(3.93)	—	(3.25)	(3.25)		—	(b)		17.31		(18.02)		53	1.31	1.31	(0.30)	199
01/12/2007† – 06/30/2007	22.36	(0.10)	2.23	2.13	—	—	—		—	(b)		24.49		24.84		13	1.32 *	1.32 *	(0.92)*	148

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 5.71%.
(d)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 4.90%.
(e)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 6.09%.
(f)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 5.87%.
(g)	Capital infusion from Affiliate increased the end of year net asset value by $0.28 per share and the total return by 1.61%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $14.04 and (18.84)%, respectively.
(h)	Capital infusion from Affiliate increased the end of year net asset value by $0.29 per share and the total return by 1.77%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $13.89 and (15.46)%, respectively.
(i)	Capital infusion from Affiliate increased the end of year net asset value by $0.32 per share and the total return by 1.66%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $15.67 and (18.60)%, respectively.
(j)	Capital infusion from Affiliate increased the end of year net asset value by $0.31 per share and the total return by 1.64%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $15.30 and (18.83)%, respectively.

186	Allianz Funds

																	Ratio of	Ratio of
																	Expenses to	Expenses to
																	Average	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total				Net Asset					Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund			Value					End	with	without	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption			End			Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period			Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC Target Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$	[ ]		[ ]	%	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	23.80	(0.03)	(9.93)	(9.96)	—	(1.66)	(1.66)		—	(b)		12.18	(k)	(40.02	)(k)	4,122	0.81	0.82	(0.24)	130
6/30/2008	25.66	(0.04)	0.56	0.52	—	(2.38)	(2.38)		—	(b)		23.80		1.73		11,980	0.81	0.81	(0.16)	122
6/30/2007	20.17	(0.03)	5.52	5.49	—	—	—		—	(b)		25.66		27.23		9,857	0.81	0.81	(0.14)	114
6/30/2006	18.18	(0.07)	2.06	1.99	—	—	—		—	(b)		20.17	(g)	10.89	(g)	7,349	0.82	0.82	(0.36)	134
Class P
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
7/7/2008† – 6/30/2009	21.92	(0.03)	(8.54)	(8.57)	—	(1.66)	(1.66)		—	(b)		11.69	(j)	(37.12	)(j)	1,127	0.89 *	0.90 *	(0.24)*	130
Administrative Class
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	23.50	(0.06)	(9.81)	(9.87)	—	(1.66)	(1.66)		—	(b)		11.97	(j)	(40.16	)(j)	112	1.06	1.07	(0.45)	130
6/30/2008	25.42	(0.11)	0.57	0.46	—	(2.38)	(2.38)		—	(b)		23.50		1.46		132	1.06	1.06	(0.44)	122
6/30/2007	20.02	(0.09)	5.49	5.40	—	—	—		—	(b)		25.42		26.97		193	1.06	1.06	(0.41)	114
6/30/2006	18.10	(0.12)	2.04	1.92	—	—	—		—	(b)		20.02	(h)	10.61	(h)	203	1.07	1.07	(0.60)	134
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	23.02	(0.09)	(9.61)	(9.70)	—	(1.66)	(1.66)		—	(b)		11.66	(i)	(40.27	)(i)	568	1.22	1.22	(0.64)	130
6/30/2008	24.98	(0.13)	0.55	0.42	—	(2.38)	(2.38)		—	(b)		23.02		1.32		1,398	1.21	1.21	(0.53)	122
6/30/2007	19.71	(0.12)	5.39	5.27	—	—	—		—	(b)		24.98		26.74		1,064	1.21	1.21	(0.56)	114
6/30/2006	17.84	(0.15)	2.02	1.87	—	—	—		—	(b)		19.71	(f)	10.48	(f)	1,131	1.22	1.22	(0.75)	134

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 3.94%.
(d)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 4.34%.
(e)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 4.06%.
(f)	Payments from Affiliates increased the end of year net asset value by $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $19.71 and 10.46%, respectively.
(g)	Payments from Affiliates increased the end of year net asset value by $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $20.17 and 10.87%, respectively.
(h)	Payments from Affiliates increased the end of year net asset value by $0.01 per share and the total return by 0.08%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $20.01 and 10.53%, respectively.
(i)	Capital contribution from Affiliate increased the end of year net asset value by $0.21 per share and the total return by 1.08%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $11.45 and (41.35)%, respectively.
(j)	Capital contribution from Affiliate increased the end of year net asset value by $0.17 per share and the total return by 0.91%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $11.52 and (38.03)%, respectively.
(k)	Capital contribution from Affiliate increased the end of year net asset value by $0.21 per share and the total return by 1.03%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $11.97 and (41.05)%, respectively.
(l)	Capital contribution from Affiliate increased the end of year net asset value by $0.20 per share and the total return by 1.00%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $11.77 and (41.16)%, respectively.

Prospectus	187

Financial Highlights (continued)

			Net Realized												Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Distributions to	Total				Net Asset		Net Assets	Ratio of	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	Shareholders	Dividends	Fund			Value		End	Expenses to	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss) on	Investment	Investment	from Net	and	Redemption			End	Total	of Period	Average	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	Investments(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period	Return	(000s)	Net Assets	Net Assets	Rate

RCM Disciplined International Equity Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %
6/30/2009	14.39	0.16	(4.50)	(4.34)	(0.22)	—	(0.22)		—	(b)	9.83	(30.02)	5,231	0.97	1.62	34
6/30/2008	15.70	0.21	(1.29)	(1.08)	(0.23)	—	(0.23)		—	(b)	14.39	(7.01)	9,939	0.96	1.35	51
6/30/2007	12.91	0.19	2.75	2.94	(0.15)	—	(0.15)		—	(b)	15.70	22.95	8,092	0.97	1.34	52
6/30/2006	10.14	0.12	2.88	3.00	(0.23)	—	(0.23)		—	(b)	12.91	29.82	7,177	0.98	1.02	79
Administrative Class
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	14.51	0.14	(4.54)	(4.40)	(0.19)	—	(0.19)		—	(b)	9.92	(30.18)	113	1.22	1.44	34
6/30/2008	15.82	0.13	(1.27)	(1.14)	(0.17)	—	(0.17)		—	(b)	14.51	(7.22)	183	1.22	0.81	51
6/30/2007	13.00	0.13	2.81	2.94	(0.12)	—	(0.12)		—	(b)	15.82	22.61	349	1.22	0.95	52
6/30/2006	10.04	0.08	2.88	2.96	—	—	—		—	(b)	13.00	29.49	363	1.23	0.70	79
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	14.19	0.12	(4.44)	(4.32)	(0.16)	—	(0.16)		—	(b)	9.71	(30.31)	848	1.37	1.26	34
6/30/2008	15.48	0.11	(1.24)	(1.13)	(0.16)	—	(0.16)		—	(b)	14.19	(7.40)	1,442	1.36	0.69	51
6/30/2007	12.78	0.11	2.74	2.85	(0.15)	—	(0.15)		—	(b)	15.48	22.44	1,744	1.37	0.81	52
6/30/2006	10.01	0.07	2.84	2.91	(0.14)	—	(0.14)		—	(b)	12.78	29.26	1,639	1.38	0.60	79

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.

188	Allianz Funds

														Ratio of	Ratio of
														Expenses to	Expenses to
														Average	Average	Ratio of Net
	Net Asset	Net	Net Realized	Total Income	Dividends	Distributions to	Total				Net Asset		Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	(Loss) from	from Net	Shareholders	Dividends	Fund			Value		End	with	without	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption			End	Total	of Period	Waiver and	Waiver and	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period	Return	(000s)	Reimbursement	Reimbursement	Net Assets	Rate

RCM Global Resources Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	26.23	0.04	(13.52)	(13.48)	(0.10)	(0.61)	(0.71)		—	(b)	12.04	(50.88)	8,352	1.07	1.07	0.31 *	158
6/30/2008	19.71	0.11	6.99	7.10	—	(0.61)	(0.61)		0.03		26.23	36.62	10,707	1.07	1.07	0.49	75
6/30/2007	17.08	(0.01)	3.97	3.96	—	(1.33)	(1.33)		—	(b)	19.71	24.73	7,439	1.07	1.07	(0.08)	111
6/30/2006	13.45	0.01	6.08	6.09	—	(2.46)	(2.46)		—	(b)	17.08	47.81	5,963	1.07	1.07	0.07	128
Class P
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
7/7/2008† – 6/30/2009	23.99	0.08	(11.32)	(11.24)	(0.13)	(0.61)	(0.74)		—	(b)	12.01	(46.30)	423	1.14 *	1.14 *	0.66 *	158
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	25.96	(0.02)	(13.35)	(13.37)	(0.04)	(0.61)	(0.65)		—	(b)	11.94	(51.08)	6,093	1.47	1.47	(0.16)	158
6/30/2008	19.59	0.11	6.85	6.96	—	(0.61)	(0.61)		0.02		25.96	36.07	9,905	1.47	1.47	0.47	75
6/30/2007	17.06	(0.08)	3.95	3.87	(0.02)	(1.33)	(1.35)		0.01		19.59	24.31	837	1.47	1.47	(0.48)	111
3/31/2006† – 6/30/2006	16.42	— (b)	0.64	0.64	—	—	—		—	(b)	17.06	3.90	233	1.47 *	1.52 *	0.06 *	128

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Amount less than $0.01 per share.
(c)	Effective April 1, 2005, the administrative expense was reduced by 0.05%.

Prospectus	189

Financial Highlights (continued)

													Ratio of	Ratio of
													Expenses to	Expenses to
			Net Realized/										Average	Average	Ratio of Net
	Net Asset	Net	and Change	Total Income	Distributions to	Total				Net Asset		Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	in Unrealized	(Loss) from	Shareholders	Dividends	Fund			Value		End	with	without	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss) on	Investment	from Net	and	Redemption			End	Total	of Period	Waiver and	Waiver and	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	Investments(a)	Operations	Realized Gains	Distributions	Fees(a)			of Period	Return	(000s)	Reimbursement	Reimbursement	Net Assets	Rate

RCM Global Small-Cap Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	26.32	— (b)	(9.95)	(9.95)	—	—		—	(b)	16.37	(37.80)	10,743	1.36	1.38	(0.01)	124
6/30/2008	35.64	(0.03)	(6.63)	(6.66)	(2.66)	(2.66)		—	(b)	26.32	(19.90)	22,549	1.37	1.37	(0.10)	100
6/30/2007	28.45	0.01	7.18	7.19	—	—		—	(b)	35.64	25.23	34,138	1.36	1.36	0.04	80
6/30/2006	22.84	(0.06)	5.66	5.60	—	—		0.01		28.45 (f)	24.61 (f)	23,763	1.37	1.37	(0.22)	73
Class P
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
7/7/2008† – 6/30/2009	25.27	0.06	(8.96)	(8.90)	—	—		—	(b)	16.37	(35.22)	759	1.39 *	1.43 *	0.36 *	124
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	25.52	(0.08)	(9.63)	(9.71)	—	—		—	(b)	15.81	(38.07)	14,257	1.77	1.79	(0.45)	124
6/30/2008	34.78	(0.17)	(6.43)	(6.60)	(2.66)	(2.66)		—	(b)	25.52	(20.20)	38,282	1.77	1.77	(0.55)	100
6/30/2007	27.88	(0.07)	6.97	6.90	—	—		—	(b)	34.78	24.75	63,232	1.76	1.76	(0.22)	80
6/30/2006	22.47	(0.13)	5.53	5.40	—	—		0.01		27.88 (e)	24.08 (e)	31,328	1.77	1.77	(0.50)	73

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administrative Fee was reduced by 0.10%.
(d)	Effective April 1, 2005, the Administrative Fee was reduced by 0.05%.
(e)	Payments from Affiliates increased the end of year net asset value by less than $0.01 per share and the total return by 0.01%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $27.88 and 24.07%, respectively.
(f)	Payments from Affiliates increased the end of year net asset value by less than $0.01 per share and the total return by 0.06%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $28.45 and 24.55%, respectively.

190	Allianz Funds

															Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Distributions to	Total				Net Asset		Net Assets	Ratio of	Investment
	Value	Investment	and Change	Total from	from Net	Shareholders	Dividends	Fund			Value		End	Expenses to	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	from Net	and	Redemption			End	Total	of Period	Average	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period	Return	(000s)	Net Assets	Net Assets	Rate

RCM Large-Cap Growth Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %
6/30/2009	13.18	0.08	(2.72)	(2.64)	(0.07)	(0.22)	(0.29)		—	(b)	10.25	(19.53)	240,441	0.72	0.80	61
6/30/2008	15.29	0.08	(0.91)	(0.83)	(0.08)	(1.20)	(1.28)		—	(b)	13.18	(6.47)	349,529	0.71	0.56	69
6/30/2007	13.83	0.07	2.17	2.24	(0.04)	(0.74)	(0.78)		—	(b)	15.29	16.59	348,598	0.71	0.51	54
6/30/2006	12.82	0.06	1.00	1.06	(0.05)	—	(0.05)		—	(b)	13.83	8.25	350,125	0.72	0.41	74
Class P
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
7/7/2008† – 6/30/2009	12.92	0.08	(2.46)	(2.38)	(0.09)	(0.22)	(0.31)		—	(b)	10.23	(17.98)	2,216	0.81 *	0.84 *	61
Administrative Class
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	13.05	0.06	(2.69)	(2.63)	(0.05)	(0.22)	(0.27)		—	(b)	10.15	(19.78)	16,555	0.97	0.56	61
6/30/2008	15.22	0.04	(0.90)	(0.86)	(0.11)	(1.20)	(1.31)		—	(b)	13.05	(6.69)	19,559	0.96	0.28	69
6/30/2007	13.77	0.04	2.17	2.21	(0.02)	(0.74)	(0.76)		—	(b)	15.22	16.37	65,777	0.96	0.26	54
6/30/2006	12.77	0.02	0.99	1.01	(0.01)	—	(0.01)		—	(b)	13.77	7.94	63,534	0.97	0.15	74
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	12.92	0.04	(2.66)	(2.62)	(0.02)	(0.22)	(0.24)		—	(b)	10.06	(19.88)	20,748	1.12	0.39	61
6/30/2008	15.03	0.02	(0.90)	(0.88)	(0.03)	(1.20)	(1.23)		—	(b)	12.92	(6.77)	32,447	1.11	0.16	69
6/30/2007	13.61	0.02	2.14	2.16	—	(0.74)	(0.74)		—	(b)	15.03	16.06	42,306	1.11	0.11	54
6/30/2006	12.63	— (b)	0.98	0.98	— (b)	—	—		—	(b)	13.61	7.77	53,819	1.12	—	74

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.

Prospectus	191

Financial Highlights (continued)

																	Ratio of Net
	Net Asset	Net			Net Realized		Dividends	Distributions to	Total				Net Asset		Net Assets	Ratio of	Investment
	Value	Investment			and Change	Total from	from Net	Shareholders	Dividends	Fund			Value		End	Expenses to	Income (Loss)	Portfolio
For a share outstanding for	Beginning	Income			in Unrealized	Investment	Investment	from Net	and	Redemption			End	Total	of Period	Average	to Average	Turnover
the period ended:	of Period	(Loss)(a)			Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period	Return	(000s)	Net Assets	Net Assets	Rate

RCM Mid-Cap Fund
Institutional Class
6/30/2010	$ [ ]	$	[ ]		$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %
6/30/2009	2.81		—	(b)	(0.73)	(0.73)	—	(0.01)	(0.01)		—	(b)	2.07	(26.00)	35,085	0.74	0.19	139
6/30/2008	3.01		—	(b)	(0.17)	(0.17)	—	(0.03)	(0.03)		—	(b)	2.81	(6.08)	64,922	0.73	0.05	107
6/30/2007	2.99		—	(b)	0.60	0.60	—	(0.58)	(0.58)		—	(b)	3.01	22.75	74,623	0.77	(0.10)	102
6/30/2006	2.67		—	(b)	0.32	0.32	—	—	—		—	(b)	2.99 (f)	11.99 (f)	101,757	0.75	(0.13)	161
Administrative Class
6/30/2010	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	2.74		—	(b)	(0.72)	(0.72)	—	(0.01)	(0.01)		—		2.01	(26.30)	11	0.99	(0.16)	139
6/30/2008	2.94		(0.01)		(0.16)	(0.17)	—	(0.03)	(0.03)		—	(b)	2.74	(6.23)	1,104	0.98	(0.20)	107
6/30/2007	2.94		(0.01)		0.59	0.58	—	(0.58)	(0.58)		—	(b)	2.94	22.44	1,272	1.02	(0.32)	102
6/30/2006	2.64		(0.01)		0.31	0.30	—	—	—		—	(b)	2.94 (g)	11.36 (g)	470	1.04	(0.42)	161
Class D
6/30/2010	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	2.70		—	(b)	(0.71)	(0.71)	—	(0.01)	(0.01)		—	(b)	1.98	(26.32)	638	1.14	(0.21)	139
6/30/2008	2.91		(0.01)		(0.17)	(0.18)	—	(0.03)	(0.03)		—	(b)	2.70	(6.31)	927	1.13	(0.35)	107
6/30/2007	2.92		(0.01)		0.58	0.57	—	(0.58)	(0.58)		—	(b)	2.91	21.86	973	1.17	(0.49)	102
6/30/2006	2.61		(0.02)		0.33	0.31	—	—	—		—	(b)	2.92 (e)	11.88 (e)	1,088	1.15	(0.52)	161

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Effective April 1, 2005, the administrative expenses was reduced by 0.05%.
(e)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.63%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.90 and 11.25%, respectively.
(f)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.62%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.97 and 11.37%, respectively.
(g)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.62%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.92 and 10.74%, respectively.

192	Allianz Funds

																Ratio of Net
	Net Asset		Net Realized		Dividends	Distributions to	Total				Net Asset		Net Assets	Ratio of		Investment
	Value	Net	and Change	Total from	from Net	Shareholders	Dividends	Fund			Value		End	Expenses to		Loss to	Portfolio
For a share outstanding	Beginning	Investment	in Unrealized	Investment	Investment	from Net	and	Redemption			End	Total	of Period	Average		Average	Turnover
for the period ended:	of Period	Loss(a)	Gain (Loss)(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period	Return	(000s)	Net Assets		Net Assets	Rate

RCM Strategic Growth Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ]	%	[ ] %	[ ] %
6/30/2009	15.79	(0.01)	(3.29)	(3.30)	—	—	—		—	(b)	12.49	(20.90)	2,571	1.31		(0.09)	139
6/30/2008	16.26	(0.05)	0.09	0.04	—	(0.51)	(0.51)		—		15.79	(0.08)	3,249	1.38		(0.29)	107
6/30/2007	13.57	— (b)	2.69	2.69	—	—	—		—	(b)	16.26	19.73	3,251	1.29		0.03	177
3/31/2006† – 6/30/2006	15.00	(0.01)	(1.42)	(1.43)	—	—	—		—		13.57	(9.47)	2,714	1.31	*	(0.29)*	113
Class P
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]		[ ]	[ ]
7/7/2008† – 6/30/2009	15.32	(0.02)	(2.82)	(2.84)	—	—	—		—	(b)	12.48	(18.54)	8	1.41	*	(0.17)*	139
Administrative Class
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]		[ ]	[ ]
6/30/2009	15.70	(0.04)	(3.27)	(3.31)	—	—	—		—	(b)	12.39	(21.08)	9	1.57		(0.34)	139
6/30/2008	16.21	(0.09)	0.09	—	—	(0.51)	(0.51)		—		15.70	(0.33)	11	1.63		(0.54)	107
6/30/2007	13.56	(0.03)	2.68	2.65	—	—	—		—	(b)	16.21	19.45	11	1.54		(0.22)	177
3/31/2006† – 6/30/2006	15.00	(0.02)	(1.42)	(1.44)	—	—	—		—		13.56	(9.53)	9	1.55	*	(0.53)*	113
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]		[ ]	[ ]
6/30/2009	15.64	(0.05)	(3.26)	(3.31)	—	—	—		—	(b)	12.33	(21.16)	185	1.70		(0.44)	139
6/30/2008	16.18	(0.12)	0.09	(0.03)	—	(0.51)	(0.51)		—		15.64	(0.52)	73	1.81		(0.71)	107
6/30/2007	13.56	(0.05)	2.67	2.62	—	—	—		—	(b)	16.18	19.32	26	1.69		(0.35)	177
3/31/2006† – 6/30/2006	15.00	(0.02)	(1.42)	(1.44)	—	—	—		—	(b)	13.56	9.60	15	1.71	*	(0.64)*	113

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.

Prospectus	193

Financial Highlights (continued)

																	Ratio of	Ratio of
																	Expenses to	Expenses to
			Net Realized														Average	Average	Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Distributions to	Total				Net Asset					Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	Shareholders	Dividends	Fund			Value					End	with	without	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss) on	Investment	Investment	from Net	and	Redemption			End			Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	Investments(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period			Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

RCM Technology Fund
Institutional Class
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$	[ ]		[ ]	%	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	43.18	(0.02)	(10.49)	(10.51)	—	(2.76)	(2.76)		—	(b)		29.91	(e)	(22.32	)(e)	302,275	1.26	1.26	(0.07)	251
6/30/2008	46.22	(0.12)	(1.04)	(1.16)	—	(1.89)	(1.89)		0.01			43.18		(3.20)		408,183	1.25	1.25	(0.25)	269
6/30/2007	36.78	(0.20)	9.64	9.44	—	—	—		—	(b)		46.22		25.69		330,275	1.26	1.26	(0.50)	209
6/30/2006	34.03	(0.29)	3.03	2.74	—	—	—		0.01			36.78	(e)	8.08	(e)	323,919	1.24	1.24	(0.75)	272
Class P
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
7/7/2008† – 6/30/2009	42.41	0.02	(9.78)	(9.76)	—	(2.76)	(2.76)		—	(b)		29.89	(e)	(21.00	)(e)	2,409	1.30 *	1.30 *	0.05 *	251
Administrative Class
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	42.83	(0.09)	(10.42)	(10.51)	—	(2.76)	(2.76)		—	(b)		29.56	(e)	(22.52	)(e)	30,526	1.51	1.51	(0.31)	251
6/30/2008	45.97	(0.24)	(1.02)	(1.26)	—	(1.89)	(1.89)		0.01			42.83		(3.42)		36,377	1.50	1.50	(0.50)	269
6/30/2007	36.67	(0.30)	9.60	9.30	—	—	—		—	(b)		45.97		25.36		30,644	1.51	1.51	(0.74)	209
6/30/2006	34.01	(0.39)	3.04	2.65	—	—	—		0.01			36.67	(e)	7.82	(e)	24,685	1.50	1.50	(0.98)	272
Class D
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	41.69	(0.13)	(10.17)	(10.30)	—	(2.76)	(2.76)		—	(b)		28.63	(e)	(22.64	)(e)	140,496	1.66	1.66	(0.46)	251
6/30/2008	44.86	(0.30)	(0.99)	(1.29)	—	(1.89)	(1.89)		0.01			41.69		(3.59)		211,829	1.65	1.65	(0.66)	269
6/30/2007	35.84	(0.36)	9.38	9.02	—	—	—		—	(b)		44.86		25.20		219,831	1.66	1.66	(0.91)	209
6/30/2006	33.29	(0.43)	2.97	2.54	—	—	—		0.01			35.84	(d)	7.66	(d)	246,345	1.64	1.64	(1.15)	272

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Payments from Affiliates increased the end of year net asset value by less than $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $35.82 and 7.59%, respectively.
(e)	Payments from Affiliates increased the end of year net asset value and total return by less than $0.01 per share and 0.01%, respectively.

194	Allianz Funds

															Ratio of	Ratio of
															Expenses to	Expenses to
			Net Realized												Average	Average	Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Distributions to					Net Asset			Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	Shareholders	Total	Fund			Value			End	with	without	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss) on	Investment	Investment	from Net	Dividends and	Redemption			End	Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	Investments(a)	Operations	Income	Realized Gains	Distributions	Fees(a)			of Period	Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

RCM Wellness Fund
Class D
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ]	%	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	22.14	(0.08)	(3.49)	(3.57)	—	—	—		—	(b)	18.57	(16.12)		88,411	1.51	1.52	(0.45)	365
6/30/2008	23.82	(0.19)	(1.49)	(1.68)	—	—	—		—	(b)	22.14	(7.05)		50,134	1.52	1.52	(0.81)	171
6/30/2007	21.22	(0.09)	2.69	2.60	—	—	—		—	(b)	23.82	12.20		65,554	1.55 (e)	1.55 (e)	(0.38)	254
6/30/2006	21.18	(0.11)	0.15	0.04	—	—	—		—	(b)	21.22 (d)	0.24	(d)	83,410	1.57	1.57	(0.51)	280

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.
(d)	Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $21.22 and 0.22%, respectively.
(e)	Effective January 1, 2007, the Advisory Fee was reduce by 0.05%.

Prospectus	195

Additional Performance Information

As noted in the Fund Summaries above, this section contains additional information regarding the calculation of each Fund’s performance and the presentation of such performance. The Average Annual Total Returns Table in each Fund’s Fund Summary compares the Fund’s returns with those of at least one broad-based market index as well as a performance average of similar mutual funds as grouped by Lipper. The sub-sections below titled “Index Descriptions” and “Lipper Average Descriptions” describe the market indices and Lipper Inc. (“Lipper”) Averages that are used in each Fund Summary. The sub-section below titled “Share Class Performance” describes the calculation of each Fund’s class-by-class performance.

Index Descriptions	The Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Prior to November 1, 2008, this index was published by Lehman Brothers. It is not possible to invest directly in the index.

The Morgan Stanley Capital International All Country World Free (“MSCI ACWI”) Index is an unmanaged index of issuers located in countries throughout the world, representing both developed and emerging markets. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

The Morgan Stanley Capital International Europe Australasia Far East (“MSCI EAFE”) Index is an unmanaged index of non-U.S. growth stock markets. The MSCI EAFE Growth is composed of a sample of companies representative of the market structure of 21 European and Pacific Basin countries. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

The Morgan Stanley Capital International (“MSCI”) Pacific Index is composed of companies representative of the market structure of 6 developed market countries in the Pacific Basin: Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

The Morgan Stanley Capital International (“MSCI”) World Index is a free float-adjusted market capitalization index that is designed to measure global developed-market equity performance. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

The Morgan Stanley Capital International World Small-Cap Index (“MSCI-WSCI”) is an unmanaged, market capitalization weighted index composed of securities representative of the market structure of developed market countries in North America, Europe and the Asia/Pacific region. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

The MSCI AC World Index ex USA is an unmanaged index of mid- and larger-capitalization common stocks of non-U.S. companies. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

The MSCI Emerging Markets (“EM”) Index is a market capitalization-weighted index composed of over 800 companies representative of the market structure of emerging countries in Europe, Latin America, Africa, Middle East and Asia. The MSCI EM Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

196	Allianz Funds

The NASDAQ Composite Index is an unmanaged market-value weighted index of all common stocks listed on the NASDAQ Stock Market. It is not possible to invest directly in the index.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.

The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index.

The Russell 2000 Growth Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

The Russell 2000 Value Index is an unmanaged index that measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in the index.

The Russell 3000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 and Russell 2000 Indexes considered to have less than average growth orientation. It is not possible to invest directly in the index.

The Russell Micro Cap Growth Index is a capitalization weighted broad based index of 2,000 micro capitalization U.S. stocks considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index, an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. It is not possible to invest directly in the index.

The Russell Midcap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

The Russell Top 200 Value Index is an unmanaged index that measures the performance of companies in the Russell Top 200 Index with a less than average growth orientation. It is not possible to invest directly in the index.

The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.

On March 28, 2008, the Goldman Sachs Technology Index became the S&P North American Technology Sector Index. The S&P North American Technology Sector Index is a modified capitalization-weighted index of selected technology and internet-related stocks. It is not possible to invest directly in the index.

The World Energy & Materials Composite benchmark represents the performance of a hypothetical index developed by the Adviser. This composite is derived from the World Energy and World Materials components of the MSCI World Index, which is described above. The two components are weighted in the composite based on the market capitalization of those sectors from the prior month. As a result, the weightings of the two components in the composite may vary from month to month. It is not possible to invest directly in the composite or in the index from which it is derived.

The World Healthcare & Consumer Blended Benchmark represents the performance of a hypothetical index developed by the Adviser. This blended benchmark is comprised of three underlying indices in the following

Prospectus	197

proportions: 70% MSCI World Healthcare Index, 15% MSCI World Consumer Discretionary Index and 15% MSCI World Consumer Staples Index. It is not possible to invest directly in the blended benchmark or in the indices from which it is derived.

Lipper Average Descriptions	The Lipper Emerging Markets Funds Average is a total return performance average of funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. It does not take into account sales charges.

The Lipper Equity Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek relatively high current income and growth of income through investing 60% or more of their portfolio in equities. It does not take into account sales charges.

The Lipper Global Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup BMI. It does not take into account sales charges.

The Lipper Global Natural Resources Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in the equity securities of domestic and foreign companies engaged in the exploration, development, production, or distribution of natural resources (including oil, natural gas, and base minerals) and/or alternative energy sources (including solar, wind, hydro, tidal, and geothermal). It does not take into account sales charges.

The Lipper Global Science & Technology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in the equity securities of domestic and foreign companies engaged in science and technology. It does not take into account sales charges.

The Lipper Global Small-/Mid-Cap Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) below Lipper’s global large-cap floor. It does not take into account sales charges.

The Lipper Health/Biotechnology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in the equity securities of domestic companies engaged in healthcare, medicine, and biotechnology. It does not take into account sales charges.

The Lipper International Large Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI. It does not take into account sales charges.

The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. International multi-cap core funds typically have an average price-to-cash flow ratio, price-to book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI. It does not take into account sales charges.

The Lipper International Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. International multi-cap value funds typically have a below-average price-to-cash flow ratio, price to- book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI. It does not take into account sales charges.

The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. It does not take into account sales charges.

198	Allianz Funds

The Lipper Large-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. It does not take into account sales charges.

The Lipper Mid-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE large-cap floor. Mid-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price to- book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index. It does not take into account sales charges.

The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE large-cap floor. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index. It does not take into account sales charges.

The Lipper Mid-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE large-cap floor. Mid-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index. It does not take into account sales charges.

The Lipper Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per- share growth value, compared to the S&P SuperComposite 1500 Index. It does not take into account sales charges.

The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P SuperComposite 1500 Index. It does not take into account sales charges.

The Lipper Pacific Region Funds Average is a total return performance average of funds tracked by Lipper, Inc. that concentrate their investments in equity securities with primary trading markets or operations concentrated in the Western Pacific Basin region or a single country within this region. It does not take into account sales charges.

The Lipper Small-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have an above average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. It does not take into account sales charges.

The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. It does not take into account sales charges.

The Lipper Small-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. It does not take into account sales charges.

Prospectus	199

The Lipper Flexible Portfolio Funds Average is a total return performance average of funds tracked by Lipper, Inc. that that allocate their investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return. It does not take into account sales charges.

The Lipper Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. It does not take into account sales charges.

U.S. Diversified Equity Large Cap Floor
Lipper will apply the familiar “70% rule” to the Russell 3000 Index to determine the large-cap floor. All the stocks of the Russell 3000 will be ranked by descending order of market cap, the total market capitalization of the index will be computed by summing each constituent stock’s capitalization, and then the large-cap/mid-cap breakpoint will be calculated by adding each stock’s capitalization weight until the 70th percentile of the total capitalization is reached.

U.S. Diversified Equity Small Cap Ceiling
The small-cap ceiling will be determined in the same process as the USDE Large Cap Floor using the 85th percentile of the total capitalization of the Russell 3000 Index to determine the mid-cap/small-cap breakpoint.

Lipper Global/International Large Cap Floors
The market capitalization breakpoints are calculated monthly using the S&P/Citigroup World Broad Market ex-U.S. Index (for international classifications) and the S&P/Citigroup World Broad Market Index (for global classifications). The large-cap floor is calculated using the month-end index components and their market capitalizations. Once the components and their market capitalizations are retrieved they are arrayed in descending order by market capitalization. The market capitalization associated with the company in the 75th percentile is named the small-cap ceiling. The market capitalization of this security is multiplied by 400% to find the large-cap floor. Each of these ceilings is rounded to the nearest $100 million.

Share Class Performance	Information about a Fund’s performance is based on that Fund’s (or its predecessor’s) record to a recent date and is not intended to indicate future performance. Investment results of the Funds will fluctuate over time, and any representation of the Funds’ total return or yield for any prior period should not be considered as a representation of what an investor’s total return or yield may be in any future period. The Trust’s annual and semi-annual reports to shareholders contain additional performance information for the Funds and are available upon request, without charge, by calling the telephone numbers listed at the end of this Prospectus. As discussed in the SAI, and in this Prospectus, several of the Funds have had adviser and sub-adviser changes during the periods for which performance is shown. The same or other Funds may have changed their investment objectives, policies and/or strategies during such periods. Those Funds would not necessarily have achieved the results shown under their current investment management arrangements and/or investment objectives, policies and strategies.

For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to a Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of a Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Additional details including a presentation of actual class-by-class performance and any performance adjustments, are provided under “Additional Performance Information” in the SAI.

* * *

For Funds listed in the table below, Class P, Class D and Administrative Class total return presentations in the Fund Summaries for periods prior to the Inception Date of a particular class reflect the prior performance of Institutional Class shares of the Fund (the oldest class). The adjusted performance also reflects the higher Fund operating expenses applicable to Class P, Administrative Class and Class D shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class or Class P and are paid by the Administrative Class (at a maximum rate of 0.25% per annum) and may be paid by Class D (at a maximum rate of 0.25% per annum) and (ii) administrative fee charges, which generally differ from class to class. Please see

200	Allianz Funds

“Management of the Trust—Fund Administrator” in the SAI for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries and “Management of the Funds” in this Prospectus above for more detailed information about each Fund’s fees and expenses. Prior to April 2, 2007, the NFJ All-Cap Value Fund had different sub-advisers, investment objectives, and principal investment strategies and would not necessarily have achieved the same performance results under its current investment management arrangements.

Fund	Inception Date of Fund	Class	Inception Date of Class
CCM Capital Appreciation	3/8/91	Institutional	3/8/91

		Class P	7/7/08

		Administrative	7/31/96

		Class D	4/8/98

CCM Emerging Companies	6/25/93	Institutional	6/25/93

		Administrative	4/1/96

CCM Focused Growth	8/31/99	Institutional	8/31/99

		Class P	7/7/08

		Administrative	9/15/06

		Class D	7/5/06

CCM Mid-Cap	8/26/91	Institutional	8/26/91

		Class P	7/7/08

		Administrative	11/30/94

		Class D	4/8/98

NFJ All-Cap Value	7/19/02	Institutional	7/19/02

		Class P	7/7/08

		Administrative	7/19/02

		Class D	7/19/02

NFJ Large-Cap Value	5/8/00	Institutional	5/8/00

		Class P	7/7/08

		Administrative	9/15/06

		Class D	7/19/02

NFJ Dividend Value	5/8/00	Institutional	5/8/00

		Class P	7/7/08

		Administrative	5/8/00

		Class D	10/31/01

NFJ Small-Cap Value	10/1/91	Institutional	10/1/91

		Class P	7/7/08

		Administrative	11/1/95

		Class D	6/28/02

NFJ International Value	1/31/03	Institutional	1/31/03

		Class P	7/7/08

		Administrative	3/31/05

		Class D	3/31/05

NFJ Mid-Cap Value	8/21/06	Institutional	8/21/06

		Class P	7/7/08

		Class D	8/21/06

The following Funds were each a series of PIMCO Advisors Funds prior to their reorganization as Funds of the Trust on January 17, 1997. Accordingly, “Inception Date of Fund” for these Funds refers to the inception date of the PIMCO Advisors Funds’ predecessor series. Class D, Class P, Institutional Class and Administrative Class total return presentations in the Fund Summaries for the NFJ Renaissance, AGIC Growth and AGIC Opportunity Funds reflect the prior performance of Class C shares of the Fund, which have been offered since inception and are offered in a different prospectus. The adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by the Administrative Class (at a maximum rate of 0.25% per annum), and may be paid by Class D (at a maximum rate of 0.25% per annum), and are not paid by the Institutional Class or Class P and (ii) administrative fee charges, which generally differ from class to class. Please see “Management of the Trust—Fund Administrator” in the SAI for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries above for more detailed information about each Fund’s fees and expenses. Performance presentations for periods prior to the Inception Date of Institutional Class, Class P, Administrative

Prospectus	201

Class and Class D shares of the AGIC Target Fund are based on the historical performance of Class A shares (which were also offered since inception of the Fund and are offered in a different prospectus), adjusted in the manner described above. Prior to November 1, 2006, the AGIC Growth, AGIC Opportunity and AGIC Target Funds had a different sub-advisers and would not necessarily have achieved the same performance results under the current investment management arrangements. Prior to June 8, 2009, the NFJ Renaissance Fund had different sub-advisers and would not necessarily have achieved the same performance results under its current investment management arrangements.

Fund	Inception Date of Fund	Class	Inception Date of Class
NFJ Renaissance	4/18/88	Class D	4/8/98

		Institutional	12/30/97

		Administrative	8/31/98

AGIC Growth	2/24/84	Institutional	3/31/99

		Class P	7/7/08

		Administrative	3/31/99

		Class D	1/31/00

AGIC Opportunity	2/24/84	Institutional	3/31/99

		Class P	7/7/08

		Administrative	3/31/99

		Class D	1/12/07

AGIC Target	12/17/92	Institutional	3/31/99

		Class P	7/7/08

		Administrative	3/31/99

		Class D	6/9/00

Note also that, the administrative fee is subject to breakpoints at various asset levels, as described above under “Management of the Funds—Administrative Fees.” Under the current fee structure, the NFJ Renaissance Fund, AGIC Growth Fund, AGIC Target Fund and AGIC Opportunity Fund are expected to have higher total Fund operating expenses than their predecessors had under the fee structure for PIMCO Advisors Funds (prior to January 17, 1997). All other things being equal, such higher expenses have an adverse effect on total return performance for these Funds after January 17, 1997.

The following table sets forth the Inception Date of certain classes of shares of the Allianz RCM Funds (each of which, except the RCM Global Resources and RCM Strategic Growth Funds, was a series of Dresdner RCM Global Funds, Inc. prior to its reorganization as a Fund of the Trust on February 1, 2002). Accordingly, “Inception Date of Fund” for these Funds refers to the inception date of the Dresdner predecessor series. For the Funds listed below offering Class D, Class P and Administrative Class shares, total return presentations in the Fund Summaries for periods prior to the Inception Date of such a class reflect the prior performance of Institutional Class shares of the Fund (with the exception of the RCM Wellness Fund, whose performance is based on Class D shares, the oldest class). The performance information for periods prior to February 1, 2002 reflects the performance and fee arrangements of each Fund’s predecessor, revised to reflect the current fee structure of the applicable class. The adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by the Administrative Class (at a maximum rate of 0.25% per annum) and may be paid by Class D (at a maximum rate of 0.25% per annum) and are not paid by the Institutional Class or Class P and (ii) administrative fee charges, which differ from class to class. Please see “Management of the Trust—Fund Administrator” in the SAI for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries above for more detailed information about each Fund’s fees and expenses. Prior to changes on September 4, 2008, the RCM Wellness Fund had different principal investment strategies and may not necessarily have achieved the same performance results under its current principal investment strategies.

202	Allianz Funds

Fund	Inception Date of Fund	Class	Inception Date of Class
RCM Wellness	12/31/96	Class D	12/31/96

RCM Global Resources	6/30/04	Institutional	6/30/04

		Class P	7/7/08

		Class D	3/31/06

RCM Global Small-Cap	12/31/96	Institutional	12/31/96

		Class P	7/7/08

		Class D	3/10/99

RCM Technology	12/27/95	Institutional	12/27/95

		Class P	7/7/08

		Administrative	3/31/05

		Class D	1/20/99

RCM Disciplined International Equity	5/22/95	Institutional	5/22/95

		Administrative	2/5/02

		Class D	3/10/99

RCM Large-Cap Growth	12/31/96	Institutional	12/31/96

		Class P	7/7/08

		Administrative	2/5/02

		Class D	3/2/99

RCM Mid-Cap	11/6/79	Institutional	11/6/79

		Administrative	2/5/02

		Class D	12/29/00

RCM Strategic Growth	3/31/06	Institutional	3/31/06

		Class P	7/7/08

		Administrative	3/31/06

		Class D	3/31/06

The following table sets forth the inception dates of the classes of shares of certain of the Allianz AGIC Funds. For the Funds in the following table, except as noted below, total return presentations for periods prior to the Inception Date of a class reflect the prior performance of Institutional Class shares of the Fund. The AGIC Pacific Rim, AGIC International, AGIC Emerging Markets Opportunities and AGIC Mid-Cap Growth Funds were each series of Nicholas-Applegate Institutional Funds prior to their reorganizations as Funds of the Trust on July 20, 2002, October 15, 2004, August 18, 2006 and July 27, 2007, respectively. Accordingly, “Inception Date of Fund” for these Funds refers to the inception date of their Nicholas-Applegate predecessor series. The Nicholas Applegate predecessor series of each of these Funds did not offer shares corresponding to the Funds’ Class P or Class D shares. For periods prior to the “Inception Date” of a particular class of the AGIC Pacific Rim Fund and the AGIC International Fund, total return presentations in the Fund Summary for the class are based on the historical performance of the Institutional Class shares of the Nicholas-Applegate Pacific Rim Fund and the Nicholas-Applegate International Systematic Fund, respectively, and, after their reorganizations, on the Institutional Class shares of the applicable Fund, with each class having been adjusted, as necessary, to reflect the actual sales charges of the newer class and the current fee structure. For periods prior to the “Inception Date” of a particular class of the AGIC Emerging Markets Opportunities Fund and the AGIC Mid-Cap Growth Fund, total return presentations for the class are based on the historical performance of the Class I shares of the Nicholas-Applegate Emerging Markets Opportunities Fund and the Nicholas-Applegate U.S. Systematic Mid-Cap Growth Fund, respectively, and, after their reorganizations, on the Institutional Class shares of the applicable Fund, with each class having been adjusted, as necessary, to reflect the actual sales charges of the newer class and the current fee structure. For the Funds below, the adjusted performance also reflects the higher Fund operating expenses applicable to Class P, Administrative Class and Class D shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class or Class P and are paid by the Administrative Class (at a maximum rate of 0.25% per annum) and may be paid by Class D (at a maximum rate of 0.25% per annum) and (ii) administrative fee charges, which generally differ from class to class. Please see “Management of the Trust—Fund Administrator” in the SAI for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries and “Management of the Funds” in this Prospectus above for more detailed information about each Fund’s fees and expenses.

Prospectus	203

Fund	Inception Date of Fund	Class	Inception Date of Class
AGIC Emerging Markets Opportunities	5/27/04	Institutional	5/27/04

		Class P	7/7/08

		Class D	8/21/06

AGIC Global	7/19/02	Institutional	7/19/02

		Class P	7/7/08

		Administrative	7/19/02

		Class D	7/19/02

AGIC Systematic Growth	7/19/02	Institutional	7/19/02

		Class P	7/7/08

		Administrative	7/19/02

		Class D	7/19/02

AGIC Income & Growth	2/28/07	Institutional	2/28/07

		Class P	7/7/08

		Class D	2/28/07

AGIC International	5/7/01	Institutional	5/7/01

		Class P	7/7/08

		Administrative	1/10/06

		Class D	10/29/04

AGIC Mid-Cap Growth	2/27/04	Institutional	2/27/04

		Class P	7/7/08

		Class D	7/30/07

AGIC Pacific Rim	12/31/97	Institutional	12/31/97

		Class P	7/7/08

		Class D	7/31/02

204	Allianz Funds

Allianz Funds	INVESTMENT ADVISER AND ADMINISTRATOR
Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

SUB-ADVISERS
Allianz Global Investors Capital LLC, Cadence Capital Management LLC, NFJ Investment Group LLC, RCM Capital Management LLC

DISTRIBUTOR
Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105

CUSTODIAN
State Street Bank & Trust Co., 801 Pennsylvania Avenue, Kansas City, MO 64105

TRANSFER AGENT
Boston Financial Data Services, Inc., 330 W. 9th Street, 5th Floor, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
[ ]

LEGAL COUNSEL
Ropes & Gray LLP, One International Place, Boston, MA 02110

For further information about the Funds and series of Allianz Funds Multi-Strategy Trust, PIMCO Funds and PIMCO Equity Series call 1-800-498-5413 or visit our Web site at www.allianzinvestors.com.

Not part of the Prospectus

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-498-5413 or PIMCO & Allianz Funds Infolink Audio Response Network at 1-800-987-4626, or by writing to:

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105-4800

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR Database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number under the Investment Company Act, which is 811-6161.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

Investment Company Act File No. 811-6161	AZ805l_110110

November 1, 2010
Share Classes      Class A    Class B    Class C    Class R

Allianz Funds Prospectus

Allianz AGIC Emerging Markets Opportunities Fund*
Class A	AOTAX
Class C	AOTCX

Allianz AGIC Global Fund*
Class A	NGBAX
Class B	NGBBX
Class C	NGBCX
Class R	NGBRX

Allianz AGIC Growth Fund**
Class A	PGWAX
Class B	PGFBX
Class C	PGWCX
Class R	PPGRX

Allianz AGIC Income & Growth Fund*
Class A	AZNAX
Class C	AZNCX

Allianz AGIC International Fund*
Class A	PNIAX
Class C	PNICX
Class R	ANIRX

Allianz AGIC Mid-Cap Growth Fund*
Class A	ANMAX
Class C	ANMGX

Allianz AGIC Opportunity Fund**
Class A	POPAX
Class B	POOBX
Class C	POPCX
Class R	AOORX

Allianz AGIC Pacific Rim Fund*
Class A	PPRAX
Class B	PPRBX
Class C	PPRCX

Allianz AGIC Systematic Growth Fund*
Class A	NGWAX
Class B	NGWBX
Class C	NGWCX

Allianz AGIC Target Fund**
Class A	PTAAX
Class B	PTABX
Class C	PTACX

Allianz CCM Capital Appreciation Fund
Class A	PCFAX
Class B	PFCBX
Class C	PFCCX
Class R	PCARX

Allianz CCM Focused Growth Fund
Class A	AFWAX
Class C	AFWCX

Allianz CCM Mid-Cap Fund
Class A	PFMAX
Class B	PFMBX
Class C	PFMCX
Class R	PMCRX

Allianz NFJ All-Cap Value Fund
Class A	PNFAX
Class B	PNFBX
Class C	PNFCX

Allianz NFJ Dividend Value Fund
Class A	PNEAX
Class B	PNEBX
Class C	PNECX
Class R	PNERX

Allianz NFJ International Value Fund
Class A	AFJAX
Class C	AFJCX
Class R	ANJRX

Allianz NFJ Large-Cap Value Fund
Class A	PNBAX
Class B	PNBBX
Class C	PNBCX
Class R	ANLRX

Allianz NFJ Mid-Cap Value Fund
Class A	ANVAX
Class C	ANVCX

Allianz NFJ Renaissance Fund
Class A	PQNAX
Class B	PQNBX
Class C	PQNCX
Class R	PRNRX

Allianz NFJ Small-Cap Value Fund
Class A	PCVAX
Class B	PCVBX
Class C	PCVCX
Class R	PNVRX

Allianz RCM Disciplined International Equity Fund
Class A	RAIGX
Class B	RBIGX
Class C	RCIGX

Allianz RCM Global Resources Fund
Class A	ARMAX
Class C	ARMCX

Allianz RCM Global Small-Cap Fund
Class A	RGSAX
Class B	RGSBX
Class C	RGSCX

Allianz RCM Large-Cap Growth Fund
Class A	RALGX
Class B	RBLGX
Class C	RCLGX
Class R	PLCRX

Allianz RCM Mid-Cap Fund
Class A	RMDAX
Class B	RMDBX
Class C	RMDCX
Class R	PRMRX

Allianz RCM Strategic Growth Fund
Class A	ARCAX
Class C	ARCCX

Allianz RCM Technology Fund
Class A	RAGTX
Class B	RBGTX
Class C	RCGTX

Allianz RCM Wellness Fund
Class A	RAGHX
Class B	RBGHX
Class C	RCGHX

*	On August 25, 2010, in connection with the novation of the Portfolio Management Agreement between Nicholas-Applegate Capital Management LLC and Allianz Global Investors Fund Management LLC, Allianz Global Investors Capital LLC (“AGIC”) became the investment sub-adviser to the noted Fund and, as such, “NACM” was replaced by “AGIC” in such Fund’s name (one exception is the Allianz AGIC Systematic Growth Fund, formerly known as the Allianz NACM Growth Fund). See page 1 of the Trust’s Statement of Additional Information for more information.

**	On August 25, 2010, in connection with the novation of the Portfolio Management Agreement between Oppenheimer Capital LLC and Allianz Global Investors Fund Management LLC, Allianz Global Investors Capital LLC (“AGIC”) became the investment sub-adviser to the noted Fund and, as such, “OCC” was replaced by “AGIC” in such Fund’s name. See page 1 of the Trust’s Statement of Additional Information for more information.

As with other mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Allianz Funds Prospectus

The Prospectus explains what you should know about each Fund (together “Funds”) of Allianz Funds (the “Trust”) before you invest. Please read it carefully.

Allianz AGIC Emerging Markets Opportunities Fund

Investment Objective	The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class C	[ ]	1.00	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities of companies that are tied economically to countries with emerging securities markets–that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index, and have exposure to at least 5 emerging market countries. The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security, industry sector and country selection decisions. The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. The Fund may invest up to 20% of its assets in securities of U.S. companies and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less

Prospectus	1

Allianz AGIC Emerging Markets Opportunities Fund (continued)

liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/2006–12/31/2006	18.94%

Lowest 10/01/2008–12/31/2008	-31.56%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		(5/27/04)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%

MSCI Emerging Markets Index	[ ]	%	[ ]	%	[ ]	%

Lipper Emerging Markets Funds Average	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and

2	Allianz Funds

Allianz AGIC Emerging Markets Opportunities Fund (continued)

may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
Kunal Ghosh, Senior Vice President of AGIC and Portfolio Manager for the AGIC International Systematic strategies, has managed the Fund since 2007.

Steven Tael, Ph.D., CFA, Vice President of AGIC, has managed the Fund since 2007.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	3

Allianz AGIC Global Fund

Investment Objective	The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class B	[ ]	1.00	[ ]	[ ]

Class C	[ ]	1.00	[ ]	[ ]

Class R	[ ]	0.50	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class B		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class R		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing primarily in equity securities of U.S. and non-U.S. companies that the portfolio managers believe are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages. The portfolio managers consider any company with these characteristics regardless of its capitalization, domicile or industry. The portfolio managers allocate the Fund’s assets among securities of companies located in countries that they expect will provide the best opportunities for meeting the Fund’s objective and may invest a portion of its assets in emerging market securities. In addition to equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other

4	Allianz Funds

Allianz AGIC Global Fund (continued)

instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2003–06/30/2003	18.16%

Lowest 10/01/2008–12/31/2008	-24.91%

Prospectus	5

Allianz AGIC Global Fund (continued)

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		(7/19/02)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Class B	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%

Class R	[ ]	%	[ ]	%	[ ]	%

MSCI All Country World Index	[ ]	%	[ ]	%	[ ]	%

Lipper Global Multi-Cap Growth Funds Average	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
Christopher A. Herrera, Senior Vice President and Portfolio Manager for the AGIC Global Equities strategies, has managed the Fund since 2006.

Nelson Shing, Senior Vice President and Portfolio Manager for the AGIC Global Equities strategies, has managed the Fund since 2007.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements; ask your plan administrator for more information. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

6	Allianz Funds

Allianz AGIC Growth Fund

Investment Objective	The Fund seeks long-term growth of capital; income is an incidental consideration.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class B	[ ]	1.00	[ ]	[ ]

Class C	[ ]	1.00	[ ]	[ ]

Class R	[ ]	0.50	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class B		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class R		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $5 billion. The portfolio managers consider “growth” companies to include companies that they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength and earnings growth. In addition, through fundamental research, the portfolio managers seek to identify companies that possess a sustainable competitive advantage by virtue of having a proprietary product or process, superior information technology or distribution capabilities or a dominant position within their industry. The Fund may invest up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Prospectus	7

Allianz AGIC Growth Fund (continued)

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	36.38%

Lowest 01/01/2001–03/31/2001	-23.54%

8	Allianz Funds

Allianz AGIC Growth Fund (continued)

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(2/24/84)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class B	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class R	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell 1000 Growth Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Large-Cap Growth Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers

Jeff Parker, Managing Director of AGIC and Head of AGIC Growth Strategies, has been a manager of the Fund since 2009 and is the Lead Portfolio Manager.

William Sandow, Vice President of AGIC, Portfolio Manager on the Mid Cap Growth strategy and senior research analyst for AGIC’s Large and Mid Cap Growth strategies, has managed the Fund since 2010.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements; ask your plan administrator for more information. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	9

Allianz AGIC Income & Growth Fund

Investment Objective	The Fund seeks total return comprised of current income, current gains and capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class C	[ ]	1.00	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by investing primarily in a combination of common stocks and other equity securities, debt securities and convertible securities. The allocation of the Fund’s investments across asset classes will vary substantially from time to time. The Fund’s investments in each asset class are based upon the portfolio managers’ assessment of economic conditions and market factors, including equity price levels, interest rate levels and their anticipated direction. The portfolio managers will select common stocks by utilizing a fundamental, bottom-up research process intended to identify issuers whose financial fundamentals are expected to improve, and will select convertible or debt securities using a credit analysis that focuses on income producing characteristics. It is expected that a substantial portion of the Fund’s investments in debt securities and convertible securities will be rated below investment grade or unrated and determined to be of similar quality (“high-yield securities” or “junk bonds”). The Fund may invest in issuers of any market capitalization (with a focus on $3 billion and above) and may invest a portion of its assets in non-U.S. securities (including emerging market securities). Normally the Fund will employ a strategy of writing (selling) call options on the common stocks it holds; such strategy is intended to enhance Fund distributions and reduce overall portfolio risk, though there is no assurance that it will succeed. In addition to equity securities (such as preferred stocks and warrants), the Fund may invest in unregistered securities and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or

10	Allianz Funds

Allianz AGIC Income & Growth Fund (continued)

business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk). Convertible and debt securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s deterioration or default (High Yield Risk, Convertible Securities Risk, Interest Rate Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2008–06/30/2008	0.59%

Lowest 10/01/2008–12/31/2008	-20.58%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		(2/28/07)

Class A — Before Taxes	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%

Barclays Capital Aggregate Bond Index	[ ]	%	[ ]	%

S&P 500 Index	[ ]	%	[ ]	%

Lipper Flexible Portfolio Funds Average	[ ]	%	[ ]	%

Prospectus	11

Allianz AGIC Income & Growth Fund (continued)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers

Douglas Forsyth, CFA, Managing Director, has managed the Fund since its inception in 2007.

Michael E. Yee, Senior Vice President of AGIC, has managed the Fund since its inception in 2007.

Justin Kass, CFA, Managing Director of AGIC, has managed the Fund since its inception in 2007.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

12	Allianz Funds

Allianz AGIC International Fund

Investment Objective	The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class C	[ ]	1.00	[ ]	[ ]

Class R	[ ]	0.50	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class R		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 75% of its net assets in equity securities of companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index. The Fund also normally invests at least 80% of its net assets in non-U.S. securities. The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security, industry sector and country selection decisions. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Currency Risk). Other principal risks include: Credit Risk (an

Prospectus	13

Allianz AGIC International Fund (continued)

issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2003–06/30/2003	22.14%

Lowest 07/01/2008–09/30/2008	-24.19%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		(5/7/01)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%

Class R	[ ]	%	[ ]	%	[ ]	%

MSCI EAFE Index	[ ]	%	[ ]	%	[ ]	%

Lipper International Large-Cap Core Funds Average	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-

14	Allianz Funds

Allianz AGIC International Fund (continued)

deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
Steven Tael, Ph.D., CFA, Vice President of AGIC, has managed the Fund since 2006.

Kunal Ghosh, Senior Vice President of AGIC and Portfolio Manager for the AGIC International Systematic strategies, has managed the Fund since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements; ask your plan administrator for more information.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	15

Allianz AGIC Mid-Cap Growth Fund

Investment Objective	The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class C	[ ]	1.00	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations comparable to the companies included in the Russell Midcap Growth Index (between $1.1 billion and $13.7 billion as of June 30, 2010). The portfolio managers use a growth-oriented, dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and industry sector selection decisions.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal

16	Allianz Funds

Allianz AGIC Mid-Cap Growth Fund (continued)

Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor fund due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 01/01/2006–03/31/2006	9.24%

Lowest 10/01/2008–12/31/2008	-25.29%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		(2/27/04)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%

Russell Midcap Growth Index	[ ]	%	[ ]	%	[ ]	%

Lipper Mid-Cap Core Funds Average	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers

Jane Edmondson, Vice President of AGIC, has managed the Fund and the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund, the Fund’s predecessor, since 2006.

Mark P. Roemer, Senior Vice President of AGIC, has managed the Fund and the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund, the Fund’s predecessor, since 2006.

Prospectus	17

Allianz AGIC Mid-Cap Growth Fund (continued)

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

18	Allianz Funds

Allianz AGIC Opportunity Fund

Investment Objective	The Fund seeks capital appreciation; no consideration is given to income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class B	[ ]	1.00	[ ]	[ ]

Class C	[ ]	1.00	[ ]	[ ]

Class R	[ ]	0.50	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class B		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class R		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of less than $2 billion. The portfolio managers’ investment process focuses on bottom-up, fundamental analysis. The portfolio managers consider “growth” companies to include companies that they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. The investment process includes both quantitative and qualitative analysis. Once a potential investment is identified, the portfolio managers conduct a quantitative analysis to determine if the security is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio managers seek to diversify the portfolio

Prospectus	19

Allianz AGIC Opportunity Fund (continued)

among different industries. The Fund may invest in securities issued in initial public offerings (IPOs) and up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	45.78%

Lowest 07/01/2001–09/30/2001	-30.97%

20	Allianz Funds

Allianz AGIC Opportunity Fund (continued)

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(2/24/84)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class B	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class R	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell 2000 Growth Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Small-Cap Growth Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers

Michael Corelli, Managing Director of AGIC, has managed the Fund since 2003 and is the Lead Portfolio Manager.

Eric Sartorius, Senior Vice President of AGIC and senior research analyst for AGIC’s Small Cap Growth and SMID Growth Focus Strategies, has managed the Fund since 2008.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish minimum investment and account size requirements; ask your plan administrator for more information. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	21

Allianz AGIC Pacific Rim Fund

Investment Objective	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class B	[ ]	1.00	[ ]	[ ]

Class C	[ ]	1.00	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class B		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are tied economically to countries within the Pacific Rim by satisfying at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for their securities is in a Pacific Rim country. Many of the countries in which the Fund invests are countries with emerging securities markets, which are markets that the portfolio manager believes are less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries, though it may emphasize issuers located in any one Pacific Rim country when the portfolio manager believes there is potential for above-average growth of capital. In addition to equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

22	Allianz Funds

Allianz AGIC Pacific Rim Fund (continued)

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/1999–06/30/1999	44.01%

Lowest 07/01/2008–09/30/2008	-19.77%

Prospectus	23

Allianz AGIC Pacific Rim Fund (continued)

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(12/31/97)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class B	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%	[ ]	%

MSCI Pacific Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Pacific Region Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Manager

Pedro Marcal, Senior Vice President and Asset Allocation Committee Member of AGIC and Portfolio Manager for the AGIC International Equities strategies, has managed the Fund since 2007.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

24	Allianz Funds

Allianz AGIC Systematic Growth Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class B	[ ]	1.00	[ ]	[ ]

Class C	[ ]	1.00	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class B		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with market capitalizations at or above the lowest market capitalization of companies represented in the Russell 1000 Growth Index ($1.1 billion as of June 30, 2010). The portfolio managers use a growth-oriented, dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and industry sector selection decisions.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay

Prospectus	25

Allianz AGIC Systematic Growth Fund (continued)

in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/2004–12/31/2004	13.01%

Lowest 10/01/2008–12/31/2008	-25.14%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		(7/19/02)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Class B	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%

Russell 1000 Growth Index	[ ]	%	[ ]	%	[ ]	%

Lipper Multi-Cap Growth Funds Average	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers
James Li, Ph.D., CFA, Senior Vice President of AGIC, has managed the Fund since 2006.

Kunal Ghosh, Senior Vice President of AGIC and Portfolio Manager for the AGIC International Systematic strategies, has managed the Fund since 2009.

26	Allianz Funds

Allianz AGIC Systematic Growth Fund (continued)

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	27

Allianz AGIC Target Fund

Investment Objective	The Fund seeks capital appreciation; no consideration is given to income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class B	[ ]	1.00	[ ]	[ ]

Class C	[ ]	1.00	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class B		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $1 billion, although it may invest in companies of any size. The portfolio managers select equity securities for the Fund using a “growth” style. The portfolio managers consider “growth” companies to include companies that they believe to have well-defined “wealth creating” characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. Through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. At times, depending on market or other conditions, the Fund may invest a substantial portion of its assets in a small number of business sectors or industries. The Fund may invest in securities issued in initial public offerings (IPOs) and up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other

28	Allianz Funds

Allianz AGIC Target Fund (continued)

instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Non-U.S. Investment Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	53.05%

Lowest 10/01/2008–12/31/2008	-32.80%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(12/17/92)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class B	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell Midcap Growth Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Mid-Cap Growth Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Prospectus	29

Allianz AGIC Target Fund (continued)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Allianz Global Investors Capital LLC (“AGIC”)

Portfolio Managers

Jeff Parker, Managing Director of AGIC and Head of AGIC Growth Strategies, has managed the Fund since 1999 and is the Lead Portfolio Manager.

William Sandow, Vice President of AGIC, Portfolio Manager on the Mid Cap Growth strategy and senior research analyst for AGIC’s Large and Mid Cap Growth strategies, has managed the Fund since 2009.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

30	Allianz Funds

Allianz CCM Capital Appreciation Fund

Investment Objective	The Fund seeks growth of capital.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class B	[ ]	1.00	[ ]	[ ]

Class C	[ ]	1.00	[ ]	[ ]

Class R	[ ]	0.50	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class B		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class R		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of $3 billion or more that have improving fundamentals (based on growth criteria) and whose stock the portfolio management team believes to be reasonably valued by the market (based on value criteria). In making investment decisions for the Fund, the team considers companies in the Russell 1000 Index and the S&P 500 Index. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and a series of value criteria, such as earnings quality and price-to-earnings ratios. The team then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The Fund may invest a portion of its assets in real estate investment trusts (REITs). The Fund will not make defensive investments in response to unfavorable market and other conditions.

Prospectus	31

Allianz CCM Capital Appreciation Fund (continued)

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	23.73%

Lowest 10/01/2008–12/31/2008	-22.53%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(3/8/91)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class B	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class R	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell 1000 Growth Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

S&P 500 Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Multi-Cap Growth Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

32	Allianz Funds

Allianz CCM Capital Appreciation Fund (continued)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Cadence Capital Management LLC (“Cadence”)

Portfolio Managers
William B. Bannick, Managing Director, Chief Investment Officer and Executive Vice President of Cadence, has managed the Fund since 1992.

Robert L. Fitzpatrick, Managing Director of Cadence, has managed the Fund since 2004.

Michael J. Skillman, Managing Director and Chief Executive Officer of Cadence, has managed the Fund since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements; ask your plan administrator for more information. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	33

Allianz CCM Focused Growth Fund

Investment Objective	The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class C	[ ]	1.00	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies in the Russell 1000 Growth Index with market capitalizations of at least $100 million. The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and a series of value criteria, such as earnings quality and price-to-earnings ratios. The team then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. At times, depending on market and other conditions, the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. The Fund may invest a portion of its assets in real estate investment trusts (REITs). The Fund will not make defensive investments in response to unfavorable market and other conditions.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity

34	Allianz Funds

Allianz CCM Focused Growth Fund (continued)

Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/2001–12/31/2001	18.02%

Lowest 01/01/2001–03/31/2001	-27.89%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(8/31/99)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell 1000 Growth Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Large-Cap Growth Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class C shares will vary.

Prospectus	35

Allianz CCM Focused Growth Fund (continued)

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Cadence Capital Management LLC (“Cadence”)

Portfolio Managers
William B. Bannick, Managing Director, Chief Investment Officer and Executive Vice President of Cadence, has managed the Fund since its inception in 1999.

Robert L. Fitzpatrick, Managing Director of Cadence, has managed the Fund since 2004.

Michael J. Skillman, Managing Director and Chief Executive Officer of Cadence, has managed the Fund since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

36	Allianz Funds

Allianz CCM Mid-Cap Fund

Investment Objective	The Fund seeks growth of capital.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class B	[ ]	1.00	[ ]	[ ]

Class C	[ ]	1.00	[ ]	[ ]

Class R	[ ]	0.50	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class B		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class R		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell Midcap Index (between $968 million and $13.7 billion as of June 30, 2010). The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and a series of value criteria, such as earnings quality and price-to-earnings ratios. The team then subjects the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The Fund may invest a portion of its assets in real estate investment trusts (REITs). The Fund will not make defensive investments in response to unfavorable market and other conditions.

Prospectus	37

Allianz CCM Mid-Cap Fund (continued)

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 01/01/2000–03/31/2000	23.65%

Lowest 10/01/2008–12/31/2008	-26.43%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(8/26/91)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class B	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class R	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell Midcap Growth Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Mid-Cap Core Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

38	Allianz Funds

Allianz CCM Mid-Cap Fund (continued)

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser Cadence Capital Management LLC (“Cadence”)

Portfolio Managers
William B. Bannick, Managing Director, Chief Investment Officer and Executive Vice President of Cadence, has managed the Fund since 1992.

Robert L. Fitzpatrick, Managing Director of Cadence, has managed the Fund since 2004.

Michael J. Skillman, Managing Director and Chief Executive Officer of Cadence, has managed the Fund since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements; ask your plan administrator for more information. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	39

Allianz NFJ All-Cap Value Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class B	[ ]	1.00	[ ]	[ ]

Class C	[ ]	1.00	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class B		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing in common stocks and other equity securities of companies representing a broad range of market capitalizations. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After narrowing the universe through a combination of qualitative analysis and fundamental research the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

40	Allianz Funds

Allianz NFJ All-Cap Value Fund (continued)

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2003–06/30/2003	16.93%

Lowest 10/01/2008–12/31/2008	-26.17%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		(7/19/02)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Class B	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%

Russell 3000 Value Index	[ ]	%	[ ]	%	[ ]	%

Lipper Multi-Cap Value Funds Average	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and

Prospectus	41

Allianz NFJ All-Cap Value Fund (continued)

may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC (“NFJ”)

Portfolio Managers
Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since 2007 and is the Co-Lead Portfolio Manager.

Thomas W. Oliver, Senior Vice President of NFJ, has managed the Fund since 2007 and is the Co-Lead Portfolio Manager.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

42	Allianz Funds

Allianz NFJ Dividend Value Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class B	[ ]	1.00	[ ]	[ ]

Class C	[ ]	1.00	[ ]	[ ]

Class R	[ ]	0.50	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class B		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class R		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that pay or are expected to pay dividends. Under normal conditions, the Fund will invest primarily in common stocks of companies with market capitalizations greater than $3.5 billion. The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. In addition, a portion of the securities selected for the Fund are identified primarily on the basis of their dividend yields. After narrowing the universe through a combination of qualitative analysis and fundamental

Prospectus	43

Allianz NFJ Dividend Value Fund (continued)

research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2003–06/30/2003	17.37%

Lowest 10/01/2008–12/31/2008	-23.55%

44	Allianz Funds

Allianz NFJ Dividend Value Fund (continued)

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(5/8/00)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class B	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class R	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell 1000 Value Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Equity Income Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC (“NFJ”)

Portfolio Managers
Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2000 and is the Lead Portfolio Manager.

L. Baxter Hines, Vice President of NFJ, has managed the Fund since 2010.

Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since 2008.

R. Burns McKinney, Senior Vice President of NFJ, has managed the Fund since 2007.

Thomas W. Oliver, Senior Vice President of NFJ, has managed the Fund since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements; ask your plan administrator for more information. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	45

Allianz NFJ International Value Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class C	[ ]	1.00	[ ]	[ ]

Class R	[ ]	0.50	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class R		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 65% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) of non-U.S. companies with market capitalizations greater than $1 billion. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may invest up to 50% of its assets in emerging market securities. In achieving its exposure to non-U.S. equity securities, the Fund may invest without limit in American Depositary Receipts (ADRs). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund.

46	Allianz Funds

Allianz NFJ International Value Fund (continued)

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/2004–12/31/2004	15.25%

Lowest 10/01/2008–12/31/2008	-26.03%

Prospectus	47

Allianz NFJ International Value Fund (continued)

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		(1/31/03)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%

Class R	[ ]	%	[ ]	%	[ ]	%

MSCI AC World Index ex USA	[ ]	%	[ ]	%	[ ]	%

Lipper International Multi-Cap Value Funds Average	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC (“NFJ”)

Portfolio Managers
Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2003 and is the Lead Portfolio Manager.

L. Baxter Hines, Vice President of NFJ, has managed the Fund since 2010.

Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since 2008.

R. Burns McKinney, Senior Vice President of NFJ, has managed the Fund since 2006.

Thomas W. Oliver, Senior Vice President of NFJ, has managed the fund since 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements. Ask your plan administrator for more information.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

48	Allianz Funds

Allianz NFJ Large-Cap Value Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class B	[ ]	1.00	[ ]	[ ]

Class C	[ ]	1.00	[ ]	[ ]

Class R	[ ]	0.50	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class B		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class R		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 300th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least $8.2 billion as of June 30, 2010). The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund

Prospectus	49

Allianz NFJ Large-Cap Value Fund (continued)

representing a broad range of industry groups. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs).

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2003–06/30/2003	16.20%

Lowest 10/01/2008–12/31/2008	-25.42%

50	Allianz Funds

Allianz NFJ Large-Cap Value Fund (continued)

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(5/8/00)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class B	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class R	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell Top 200 Value Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Large-Cap Value Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC (“NFJ”)

Portfolio Managers

Thomas W. Oliver, Senior Vice President of NFJ, has managed the fund since 2008 and is the Lead Portfolio Manager.

Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since its inception in 2000.

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2000.

R. Burns McKinney, Senior Vice President of NFJ, has managed the Fund since 2010.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements; ask your plan administrator for more information. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	51

Allianz NFJ Mid-Cap Value Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class C	[ ]	1.00	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies in the bottom 800 of the 1,000 largest companies (in terms of market capitalization) headquartered in North America with equity securities that are publicly traded on U.S. securities markets (i.e., market capitalizations of between $2.0 billion and $15.5 billion as of June 30, 2010). The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

52	Allianz Funds

Allianz NFJ Mid-Cap Value Fund (continued)

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2007–06/30/2007	8.16%

Lowest 10/01/2008–12/31/2008	-24.98%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		(8/21/06)

Class A — Before Taxes	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%

Russell Midcap Value Index	[ ]	%	[ ]	%

Lipper Mid-Cap Value Funds Average	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-

Prospectus	53

Allianz NFJ Mid-Cap Value Fund (continued)

deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC (“NFJ”)

Portfolio Managers

Thomas W. Oliver, Senior Vice President of NFJ, has managed the Fund since 2006 and is the Lead Portfolio Manager.

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 2006.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

54	Allianz Funds

Allianz NFJ Renaissance Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class B	[ ]	1.00	[ ]	[ ]

Class C	[ ]	1.00	[ ]	[ ]

Class R	[ ]	0.50	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class B		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class R		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing primarily in common stocks and other equity securities of companies that the portfolio managers believe are trading at attractive valuations. Although the Fund typically invests in companies with small to medium market capitalizations (between $1 billion and $15 billion), it may invest in companies in any capitalization range. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After narrowing the universe through a combination of qualitative

Prospectus	55

Allianz NFJ Renaissance Fund (continued)

analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest up to 25% of its assets in non-U.S. securities, including emerging market securities, (without limit in American Depositary Receipts (ADRs)) and may invest up to 20% of its assets in real estate investment trusts (REITs).

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2003–06/30/2003	32.77%

Lowest 07/01/2002–09/30/2002	-31.78%

56	Allianz Funds

Allianz NFJ Renaissance Fund (continued)

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(4/18/88)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class B	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class R	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell Midcap Value Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Multi-Cap Core Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC (“NFJ”)

Portfolio Managers
Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since 2009 and is the Lead Portfolio Manager.

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since 2009.

Morley D. Campbell, Portfolio Manager, has managed the Fund since 2009.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements; ask your plan administrator for more information. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	57

Allianz NFJ Small-Cap Value Fund

Investment Objective	The Fund seeks long-term growth of capital and income.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class B	[ ]	1.00	[ ]	[ ]

Class C	[ ]	1.00	[ ]	[ ]

Class R	[ ]	0.50	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class B		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class R		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $3.5 billion. The Fund normally invests significantly in securities of companies that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After narrowing the universe through a

58	Allianz Funds

Allianz NFJ Small-Cap Value Fund (continued)

combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in real estate investment trusts (REITs) and non-U.S. securities, including emerging market securities.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/1999–06/30/1999	16.28%

Lowest 10/01/2008–12/31/2008	-21.03%

Prospectus	59

Allianz NFJ Small-Cap Value Fund (continued)

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(10/1/91)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class B	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class R	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell 2000 Value Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Small-Cap Core Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser NFJ Investment Group LLC (“NFJ”)

Portfolio Managers
Paul A. Magnuson, Managing Director of NFJ, has managed the Fund since 1995 and is the Lead Portfolio Manager.

Morley D. Campbell, Portfolio Manager, has managed the Fund since 2008.

Benno J. Fischer, Managing Director and founding partner of NFJ, has managed the Fund since its inception in 1991.

Purchase and Sale of Fund Shares	As described under “Disclosure Relating to the NFJ Small-Cap Value Fund” in the Fund’s statutory prospectus, the Fund is currently not available for purchase by investors, with certain exceptions. Subject to those restrictions, you may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements; ask your plan administrator for more information. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

60	Allianz Funds

Allianz RCM Disciplined International Equity Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class B	[ ]	1.00	[ ]	[ ]

Class C	[ ]	1.00	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class B		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of non-U.S. companies. While the Fund normally invests in issuers organized or headquartered in at least ten different countries, the Fund may invest up to 65% of its assets in companies organized or headquartered in Japan, the United Kingdom or Germany. The Fund will not invest more than 25% of its assets in companies organized or headquartered in any country except for Japan, the United Kingdom or Germany. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund primarily invests in companies with market capitalizations in excess of $1.5 billion. No more than 5% of the Fund’s assets will ordinarily be invested in companies with market capitalizations below $100 million. The Fund may also invest a significant portion of its assets in one or more sectors of the economy. In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services or a steady stream of new products and services; and attractive valuation. In addition to

Prospectus	61

Allianz RCM Disciplined International Equity Fund (continued)

common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	41.17%

Lowest 10/01/2008–12/31/2008	-19.75%

62	Allianz Funds

Allianz RCM Disciplined International Equity Fund (continued)

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(5/22/95)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class B	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%	[ ]	%

MSCI EAFE Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper International Large-Cap Core Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC (“RCM”)

Portfolio Manager
Ara J. Jelalian, CFA, Director and Senior Portfolio Manager for International Equities, has managed the Fund since 2005.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	63

Allianz RCM Global Resources Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class C	[ ]	1.00	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution, or sale of materials, energy, or goods related to cyclical or commodity industries, such as oil & gas, minerals, base metals, precious metals, chemicals, fertilizers, paper products, coal, alternative energy and steel (the “natural resources industries”). Under normal circumstances, the Fund will invest a minimum of 1/3 of its assets in non-U.S. securities and will invest in companies organized or headquartered in at least eight countries including the United States. The Fund’s portfolio manager will evaluate the relative attractiveness of individual commodity cycles, including supply-demand fundamentals and pricing outlook. Security selection and industry allocation will be based on specific commodity, end-market and geographic exposure, operational and financial leverage as well as valuation. The portfolio manager evaluates the fundamental value and prospects for growth and focuses on companies that are expected to have higher than average rates of growth and strong potential for capital appreciation. The portfolio manager may consider forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and countries (including emerging market countries) that are likely to offer the best investment opportunities. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

64	Allianz Funds

Allianz RCM Global Resources Fund (continued)

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Focusing on a limited number of issuers, sectors, industries, or geographic regions increases risk and volatility (Focused Investment Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index, a sector-specific index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 07/01/2005–09/30/2005	26.57%

Lowest 07/01/2008–09/30/2008	-37.71%

Prospectus	65

Allianz RCM Global Resources Fund (continued)

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		(6/30/04)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%

MSCI World Index	[ ]	%	[ ]	%	[ ]	%

World Energy & Materials Composite	[ ]	%	[ ]	%	[ ]	%

Lipper Global Natural Resources Funds Average	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC (“RCM”)

Portfolio Manager

Paul D. Strand, CFA, Director, Senior Research Analyst and Sector Head, U.S. Resources, has managed the Fund since its inception in 2004.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

66	Allianz Funds

Allianz RCM Global Small-Cap Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class B	[ ]	1.00	[ ]	[ ]

Class C	[ ]	1.00	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class B		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index. Under normal market and other conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI World Small-Cap Index, which as of June 30, 2010 would permit the Fund to maintain a weighted-average market capitalization ranging from $784 million to $3.14 billion. The Fund normally invests in companies organized or headquartered in at least eight different countries (one of which may be the United States) and expects that the majority of its non-U.S. investments will normally be in Japan and Western Europe. The Fund will normally invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than France, Germany, Japan and the United Kingdom. The Fund may invest up to 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). Regional portfolio managers in the United States, Europe and Asia collaborate to produce a portfolio that is believed likely to have the best investment opportunities from each of those regions. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the

Prospectus	67

Allianz RCM Global Small-Cap Fund (continued)

best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

68	Allianz Funds

Allianz RCM Global Small-Cap Fund (continued)

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	64.67%

Lowest 10/01/2008–12/31/2008	-28.56%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(12/31/96)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class B	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%	[ ]	%

MSCI World Small-Cap Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Global Small-/Mid-Cap Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC (“RCM”)

Portfolio Managers
Louise M. Laufersweiler, CFA, Director, Chief Investment Officer for U.S. Mid Cap Equities and U.S. Small Cap Equity strategies, has managed the Fund since 2010 and is the Lead Portfolio Manager.

Timothy McCarthy, CFA, Portfolio Manager, has managed the Fund since 2010.

Andrew Neville, Portfolio Manager, has managed the Fund since 2010.

Dennis Lai, Portfolio Manager, has managed the Fund since 2010.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Prospectus	69

Allianz RCM Global Small-Cap Fund (continued)

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

70	Allianz Funds

Allianz RCM Large-Cap Growth Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class B	[ ]	1.00	[ ]	[ ]

Class C	[ ]	1.00	[ ]	[ ]

Class R	[ ]	0.50	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class B		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class R		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of U.S. companies with market capitalizations of at least $5 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). At times, the Fund may also invest significantly in a small number of business sectors or industries. In analyzing specific companies, the portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Prospectus	71

Allianz RCM Large-Cap Growth Fund (continued)

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	28.45%

Lowest 10/01/2008–12/31/2008	-21.43%

72	Allianz Funds

Allianz RCM Large-Cap Growth Fund (continued)

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(12/31/96)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class B	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class R	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell 1000 Growth Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

S&P 500 Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Large-Cap Growth Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC (“RCM”)

Portfolio Managers

Raphael L. Edelman, Director and Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team, has managed the Fund since 2004 and is the Lead Portfolio Manager.

Peter A. Goetz, CFA, Director and Senior Portfolio Manager on the U.S. Large Cap Equity Portfolio Management Team, has managed the Fund since 2005.

Scott T. Migliori, CFA, Managing Director, Chief Investment Officer of U.S. Large Cap Select Growth and Focused Growth strategies and Chief Investment Officer of RCM San Francisco, has managed the Fund since 2009.

Joanne L. Howard, CFA, Managing Director and Senior Portfolio Manager of the U.S. Large Cap Core Growth Equities Portfolio Management Team, has managed the Fund since 2005.

Edward S. Painvin, CFA, CMT, Director and Senior Portfolio Manager for U.S. Large Cap Select Growth and Focused Growth strategies on the U.S. Large Cap Equities Team, has managed the Fund since 2009.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements; ask your plan administrator for more information. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	73

Allianz RCM Mid-Cap Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class B	[ ]	1.00	[ ]	[ ]

Class C	[ ]	1.00	[ ]	[ ]

Class R	[ ]	0.50	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class B		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class R		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of medium-sized companies. The Fund currently defines medium-sized companies as those having market capitalizations comparable to those companies included in the Russell Midcap Growth Index (between $1.1 billion and $13.7 billion as of June 30, 2010). The Fund normally invests primarily in equity securities of U.S. companies. The portfolio managers ordinarily look for companies with the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and in non-U.S. securities, and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

74	Allianz Funds

Allianz RCM Mid-Cap Fund (continued)

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	42.07%

Lowest 10/01/2008–12/31/2008	-26.32%

Prospectus	75

Allianz RCM Mid-Cap Fund (continued)

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(11/6/79)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class B	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class R	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell Midcap Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Russell Midcap Growth Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Mid-Cap Growth Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC (“RCM”)

Portfolio Managers

Louise M. Laufersweiler, CFA, Director, Chief Investment Officer for U.S. Mid Cap Equities and U.S. Small Cap Equity Strategies, has managed the Fund since 2005 and is the Lead Portfolio Manager.

Steven Klopukh, CFA, Director and Portfolio Manager for U.S. Mid Cap Equities, has managed the Fund since 2005.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements; ask your plan administrator for more information. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

76	Allianz Funds

Allianz RCM Strategic Growth Fund

Investment Objective	The Fund seeks capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class C	[ ]	1.00	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing primarily in common stocks and other equity-related instruments of companies of all market capitalizations. The Fund ordinarily expects to use derivative instruments and related techniques in an attempt to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio or to obtain market exposure. The Fund may write call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options) as well as call options on indices and exchange-traded funds. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses. The Fund may invest in companies located within or outside the United States (including emerging market countries) and is not limited in the percentage of assets it may invest in any one country, region or geographic area. Although the Fund will not concentrate in any single industry, it ordinarily expects to have substantial exposure to companies in high-growth areas, such as technology or healthcare. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The portfolio managers employ fundamental research and ordinarily look for companies with the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings, through an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; the potential for superior risk-adjusted returns; differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and may utilize foreign currency exchange contracts, options, futures and forward contracts, short sales, swap agreements and other derivative instruments. Although it has no current intention to do so, the

Prospectus	77

Allianz RCM Strategic Growth Fund (continued)

Fund also reserves the flexibility to borrow money, utilize reverse repurchase agreements or engage in other forms of borrowing to finance the purchase of additional investments and add leverage to its portfolio.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); Short Selling Risk (short selling enhances leveraging risk and involves counterparty risk and the risk of unlimited loss); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 07/01/2007–09/30/2007	8.65%

Lowest 10/01/2008–12/31/2008	-21.58%

78	Allianz Funds

Allianz RCM Strategic Growth Fund (continued)

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		(3/31/06)

Class A — Before Taxes	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%

Russell 3000 Growth Index	[ ]	%	[ ]	%

Russell 1000 Growth Index	[ ]	%	[ ]	%

Lipper Multi-Cap Growth Funds Average	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC (“RCM”)

Portfolio Managers

Raphael L. Edelman, Director and Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team, has managed the Fund since its inception in 2006.

Todd G. Hawthorne, Vice President of the Equity Derivatives Strategy, has managed the Fund since 2007.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	79

Allianz RCM Technology Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class B	[ ]	1.00	[ ]	[ ]

Class C	[ ]	1.00	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class B		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of technology companies and in derivatives and other synthetic instruments that have economic characteristics similar to equity securities of technology companies. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses. The Fund normally invests in companies organized or headquartered in at least three different countries and may invest up to 50% of its assets in non-U.S. issuers, including those organized or headquartered in emerging market countries, but normally no more than 25% of its assets are invested in issuers organized or headquartered in any one country outside the United States, other than Japan. The Fund intends to invest primarily in companies with market capitalizations greater than $500 million, with no more than 15% of its assets in technology companies with market capitalizations below $100 million. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The portfolio managers define technology companies as those that provide technology products or services or utilize technology to gain competitive advantages. The portfolio managers evaluate fundamental value and growth prospects and focus on companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. The portfolio managers develop forecasts of

80	Allianz Funds

Allianz RCM Technology Fund (continued)

economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The Fund ordinarily expects to use derivative instruments in an attempt to enhance the Fund’s investment returns, to hedge against market and other risks or to obtain market exposure. The Fund may write call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options) as well as call options on indices and exchange-traded funds. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs) and may utilize foreign currency exchange contracts, options, futures and forward contracts, short sales, swap agreements and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Focusing on a limited number of issuers, sectors, industries, or geographic regions increases risk and volatility (Focused Investment Risk). Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); Short Selling Risk (short selling enhances leveraging risk and involves counterparty risk and the risk of unlimited loss); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index, a sector-specific index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Prospectus	81

Allianz RCM Technology Fund (continued)

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	82.58%

Lowest 10/01/2000–12/31/2000	-34.56%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(12/27/95)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class B	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%	[ ]	%

NASDAQ Composite Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

S&P North American Technology Sector Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Global Science & Technology Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC (“RCM”)

Portfolio Managers
Walter C. Price, Jr. CFA, Managing Director and Senior Analyst, has managed the Fund since its inception in 1995.

Huachen Chen, CFA, Senior Portfolio Manager, has managed the Fund since its inception in 1995.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

82	Allianz Funds

Allianz RCM Technology Fund (continued)

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	83

Allianz RCM Wellness Fund

Investment Objective	The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page [ ] of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class B	None	5%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution		Total Annual
	Management	and/or Service	Other	Fund Operating
Share Class	Fees	(12b-1) Fees	Expenses	Expenses

Class A	[ ] %	0.25%	[ ] %	[ ] %

Class B	[ ]	1.00	[ ]	[ ]

Class C	[ ]	1.00	[ ]	[ ]

(1) For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period								Example: Assuming you do not redeem your shares
Share Class	1 Year		3 Years		5 Years		10 Years		1 Year		3 Years		5 Years		10 Years

Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Class B		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Class C		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2010 was [ ]%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in wellness-related companies. The Fund may invest in U.S. and non-U.S. companies, and currently expects the majority of its non-U.S. investments will normally be in Asia and Western Europe. The Fund may invest up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund will invest primarily in common stocks and other equity securities. Although the Fund may invest in companies of any market capitalization, the Fund does not intend to invest more than 15% of its assets in companies with market capitalizations below $100 million. The portfolio managers consider wellness-related companies to include companies in the healthcare industry as well as any other company that provides products or services that promote or aid in achieving a healthy lifestyle. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an

84	Allianz Funds

Allianz RCM Wellness Fund (continued)

expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Principal Risks	The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Focusing on a limited number of issuers, sectors, industries, or geographic regions increases risk and volatility (Focused Investment Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index, a sector-specific custom benchmark and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B and Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

Prospectus	85

Allianz RCM Wellness Fund (continued)

Calendar Year Total Returns — Class A

More Recent Return Information

1/1/10–9/30/10	[ ]%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 10/01/1999–12/31/1999	39.40%

Lowest 01/01/2001–03/31/2001	-24.45%

Average Annual Total Returns (for periods ended 12/31/09)

Fund Inception
	1 Year		5 Years		10 Years		(12/31/96)

Class A — Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class A — After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class B	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Class C	[ ]	%	[ ]	%	[ ]	%	[ ]	%

MSCI World Index	[ ]	%	[ ]	%	[ ]	%	[ ]	%

World Healthcare & Consumer Blended Benchmark	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Lipper Health/Biotechnology Funds Average	[ ]	%	[ ]	%	[ ]	%	[ ]	%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund	Investment Adviser and Administrator Allianz Global Investors Fund Management LLC

Sub-Adviser RCM Capital Management LLC (“RCM”)

Portfolio Managers

Ken Tsuboi, CFA, CIC, Director, Senior Research Analyst and Sector Head, U.S. Healthcare, has managed the Fund since 2007 and is the Lead Portfolio Manager.

Michael Dauchot, MD, CFA, Director, Senior Research Analyst, U.S. Healthcare, has managed the Fund since 2005 and also managed the Fund from 1999 to 2004.

Dan Hunt, Vice President and Research Analyst, U.S. Healthcare, has managed the Fund since 2008.

Paul A. Wagner, Ph.D., CFA, Director and Senior Research Analyst, U.S. Healthcare, has managed the Fund since 2008.

Purchase and Sale of Fund Shares	You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information	The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

86	Allianz Funds

Allianz RCM Wellness Fund (continued)

Payments to Broker- Dealers and Other Financial Intermediaries	If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus	87

Principal Investments and Strategies of Each Fund

This section, together with the next section entitled “Summary of Principal Risks,” provides more detailed information regarding each Fund’s investment objective, principal investments and strategies and principal risks.

Descriptions of different Funds should be read independently of one another. How or whether a particular Fund utilizes an investment strategy, technique or instrument should not be inferred from how or whether other Funds are described as utilizing the same investment strategy, technique or instrument in their descriptions. Some Funds are subject to capitalization criteria and percentage investment limitations, as noted in their Fund Summaries above and in the descriptions below. See “Characteristics and Risks of Securities and Investment Techniques—Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure” for more information about these limitations.

It is possible to lose money on an investment in the Funds. The fact that a Fund may have had good performance in the past is no assurance that the value of the Fund’s investments will not decline in the future or appreciate at a slower rate.

88	Allianz Funds

Allianz AGIC Emerging Markets Opportunities Fund

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category International Stocks	Fund Focus Emerging market stocks Approximate Number of Holdings 100-150	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities of companies that are tied economically to countries with emerging securities markets—that is, countries with securities markets that are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund’s portfolio managers consider a security to be tied economically to a country with an emerging securities market if it is classified as an emerging market security by MSCI Inc. (“MSCI”), incorporated in an emerging market as defined by MSCI, traded on an exchange in an emerging market as defined by MSCI or if it has exposure to an emerging market as defined by MSCI. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index, and have exposure to at least 5 emerging market countries. The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. The Fund may invest up to 20% of its net assets in securities of U.S. companies.

The portfolio managers use a quantitative process to make individual security, industry sector and country selection decisions and to integrate those decisions. The portfolio managers utilize strategies that combine analysis of dynamic quantitative factors with an actively-managed security selection process. The process begins with AGIC’s quantitative research model, which estimates a rate of return for securities in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	89

Allianz AGIC Global Fund

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category Global Stocks	Fund Focus Equity securities of U.S. and non-U.S. companies Approximate Number of Holdings 50-100	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of U.S. and non-U.S. companies that the portfolio managers believe are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages. The portfolio managers consider any company with these characteristics regardless of its capitalization, domicile or industry.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per-share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The portfolio managers allocate the Fund’s assets among securities of companies located in countries that they expect will provide the best opportunities for meeting the Fund’s investment objective and may invest a portion of its assets in emerging market securities.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

90	Allianz Funds

Allianz AGIC Growth Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital; income is an incidental consideration Fund Category Growth Stocks	Fund Focus Larger capitalization common stocks Approximate Number of Holdings 40-60	Approximate Primary Capitalization Range $5 billion or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $5 billion.

The portfolio managers consider “growth” companies to include companies they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength and earnings growth. In addition, through fundamental research, the portfolio managers seek to identify companies that possess a sustainable competitive advantage by virtue of having a proprietary product or process, superior information technology or distribution capabilities or a dominant position within their industry. The Fund will consider selling a security if the portfolio managers believe that the company’s fundamentals have deteriorated or an alternative investment is more attractive.

In addition to investing in common stocks, the Fund may also invest in other kinds of equity securities, such as preferred stocks, convertible securities and warrants. The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs).

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk	• Currency Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	91

Allianz AGIC Income & Growth Fund

Principal Investments and Strategies	Investment Objective Seeks total return comprised of current income, current gains and capital appreciation Fund Category Income & Equity	Fund Focus Combination of common stocks and other equity securities, debt securities and convertible securities Approximate Number of Holdings 100-300	Approximate Primary Capitalization Range All capitalizations Dividend Frequency Monthly

The Fund seeks to achieve its investment objective by normally investing in a combination of common stocks and other equity securities, debt securities and convertible securities. It is expected that substantially all of the Fund’s debt securities and a substantial portion of its convertible securities will consist of securities rated below investment grade (sometimes referred to as “high yield securities” or “junk bonds”). The allocation of the Fund’s investments across these asset classes will vary from time to time, based upon the portfolio managers’ consideration of factors such as changes in equity prices, changes in interest rates and other economic and market factors, such that an asset class may be more heavily weighted in the Fund’s portfolio than the other classes at any time and from time to time, and sometimes to a substantial extent. The Fund may invest a portion of its assets in non-U.S. securities, including emerging market securities. The Fund may invest in securities of companies with any size market capitalization, but ordinarily expects to focus its common stock investments in companies with market capitalizations of $3 billion or more.

The portfolio managers utilize a disciplined, fundamental, bottom-up research process intended to identify issuers whose fundamentals are expected to improve. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for one or more of the following characteristics: above-average earnings growth; high return on invested capital; a healthy or improving balance sheet and overall financial strength; historic levels of dividend payments; sound financial and accounting policies; strong competitive advantages, which may include effective research and product development and marketing, development of new technologies, efficient service and pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. In addition, when analyzing a convertible or debt security for possible investment, the portfolio managers will also consider such security’s characteristics as an income-producing security using credit analysis. The convertible securities in which the Fund may invest include bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or by the issuer) into equity securities of the issuer (or cash or securities of equivalent value). The weighted average maturity of the portion of the Fund’s assets invested in convertible and debt securities will typically be ten years or less, although the weighted average maturity may vary depending on market and other conditions. The portfolio managers may consider selling a particular security if any of the original reasons for purchase materially change or when a more attractive total return candidate is identified.

Under normal market and other conditions, the Fund also expects to employ a strategy of writing (selling) call options on the stocks held in its portfolio (the “Option Strategy”). It is expected that the Fund will ordinarily write call options on the individual stocks held in its portfolio, and with respect to approximately 70% of the value of each position. However, the Fund’s use of the Option Strategy may vary from time to time, depending on market conditions and other factors. The Option Strategy employed by the Fund is described in this section; options generally are described below in this section and further under “Investment Objectives and Policies—Derivative Instruments” in the Statement of Additional Information. The Option Strategy is designed to generate gains from option premiums in an attempt to enhance distributions payable to the Fund’s shareholders and to reduce overall portfolio risk. However, there is no assurance that the Option Strategy will achieve its objectives.

Call options on individual securities are contracts representing the right to purchase the underlying equity security at a specified price (the “strike price”) at or before a specified future date (the “expiration date”). The price of the option is determined by trading activity in the broad options market and generally reflects the relationship between factors including the current value of the underlying equity security and the strike price, the volatility of the underlying equity security and the time remaining until the expiration date. As the writer (seller) of a call option, the Fund would receive cash (the premium) from the purchaser of the option, and the purchaser would have the right to receive from the Fund any appreciation in the value of the underlying security and the strike price upon exercise. In effect, the Fund would forgo the potential appreciation in the underlying security in exchange for the premium, although it would retain the risk of loss should the price of the underlying security decline. Therefore, the Fund’s use of the Option Strategy will generally limit the Fund’s ability to benefit from the full upside potential of its equity portfolio.

92	Allianz Funds

Allianz AGIC Income & Growth Fund (continued)

The Fund generally will write call options with a strike price that is above (“out-of-the-money”) the market value of the underlying security at the time the option is written. In addition to providing possible gains through premiums, out-of-the-money call options allow the Fund to potentially benefit from appreciation in the underlying security held by the Fund up to the strike price, but the Fund forgoes any appreciation above the strike price. The Fund also reserves the flexibility to write “at-the-money” (i.e., with a strike price equal to the market value of the underlying security) and “in-the-money” call options (i.e., with a strike price below the market value of the underlying security). The Fund will only write call options on individual securities if those options are “covered.” The Fund’s written call options on individual portfolio securities will be covered because the Fund will hold the underlying security in its portfolio throughout the term of the option. The Fund will not write options with respect to individual equity securities (other than exchange-traded funds (“ETFs”), as described below) that are not held in the Fund’s portfolio (i.e., “naked” options). The Fund may also write call options on equity indexes and ETFs. The Fund would cover any such options either by segregating liquid assets in an amount equal to its net obligations under the contract or by entering into offsetting positions.

The Fund generally will write “listed” call options that are originated and standardized by the Options Clearing Corporation and trade on a major exchange, although it also may write unlisted (or “over-the-counter”) call options and so-called “flex” options (options that are traded on an exchange, but with customized strike prices and expiration dates). The Fund’s Option Strategy could cause the Fund to recognize larger amounts of net short-term capital gains, which are taxable at the higher ordinary income tax rates when distributed to shareholders, than it otherwise would in the absence of such strategy. The Fund’s Option Strategy also could terminate or suspend the Fund’s holding period in the underlying securities, and, as a result, any dividends received by the Fund on those securities may not qualify for treatment as “qualified dividend income” (which is taxable to individual shareholders at the lower long-term capital gain rates).

The Fund may invest a significant portion of its assets in securities that have not been registered for public sale, including those that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • High Yield Risk • Equity Securities Risk • Smaller Company Risk • Derivatives Risk	• Convertible Securities Risk • Credit Risk • Currency Risk • Emerging Markets Risk • Focused Investment Risk • Interest Rate Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	93

Allianz AGIC International Fund

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category International Stocks	Fund Focus Companies located in the developed countries represented in the MSCI EAFE Index Approximate Number of Holdings 100-150	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in equity securities of companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index. The Fund also normally invests at least 80% of its net assets in non-U.S. securities.

The portfolio managers use a quantitative process to make individual security and industry sector and country selection decisions and to integrate those decisions. The portfolio managers utilize strategies that combine analysis of dynamic quantitative factors with an actively-managed security selection process. The process begins with AGIC’s quantitative research model, which estimates a rate of return for securities in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Smaller Company Risk	• Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

94	Allianz Funds

Allianz AGIC Mid-Cap Growth Fund

Principal Investments and Strategies	Investment Objective Seeks maximum long-term capital appreciation Fund Category Growth Stocks	Fund Focus Medium capitalization common stocks Approximate Number of Holdings 80-100	Approximate Primary Capitalization Range Same as the Russell Midcap Growth Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations comparable to the companies included in the Russell Midcap Growth Index (between $1.1 billion and $13.7 billion as of June 30, 2010).

The portfolio managers use a growth-oriented quantitative process to make individual security and industry sector selection decisions and to integrate those decisions. The portfolio managers utilize strategies that combine analysis of dynamic quantitative factors with an actively-managed security selection process. The process begins with AGIC’s quantitative research model, which estimates a rate of return for securities in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Smaller Company Risk • Credit Risk • Focused Investment Risk	• Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	95

Allianz AGIC Opportunity Fund

Principal Investments and Strategies	Investment Objective Seeks capital appreciation; No consideration is given to income Fund Category Growth Stocks	Fund Focus Smaller capitalization common stocks Approximate Number of Holdings 70-110	Approximate Primary Capitalization Range Less than $2 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of less than $2 billion.

The portfolio managers’ investment process focuses on bottom-up, fundamental analysis. The portfolio managers consider “growth” companies to include companies that he believes to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. Through in-depth proprietary research, the portfolio managers search for non-consensus information regarding the growth prospects for small-capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The portfolio managers generate investment ideas from numerous sources, including proprietary research, Wall Street research, investment publications and quantitative data. Once a potential investment is identified, the portfolio managers conduct a quantitative analysis to determine if the security is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio managers may interview company management, competitors and other industry experts to gauge the company’s business model, future prospects and financial outlook. For new investments, the portfolio managers determine the position size based upon potential upside performance, downside risk and overall conviction in the company. Industry weightings are periodically evaluated versus the benchmark; the portfolio managers may trim positions in industries that become significantly overweight relative to the Fund’s benchmark and may sell a security when an alternative investment opportunity is deemed more attractive. The portfolio managers seek to diversify the portfolio among different industries.

The Fund may invest in other kinds of equity securities, including preferred stocks, convertible securities and warrants. The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk	• Credit Risk • Currency Risk • Focused Investment Risk • IPO Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

96	Allianz Funds

Allianz AGIC Pacific Rim Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital Fund Category International Stocks	Fund Focus Equity securities of Pacific Rim companies Approximate Number of Holdings 75-125	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are tied economically to countries within the Pacific Rim by satisfying at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for their securities is in a Pacific Rim country. Many of the countries in which the Fund invests are emerging market countries, that is, countries with securities markets that are, in the opinion of the portfolio manager, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation.

The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries. The portfolio manager currently considers the Pacific Rim to include: Australia, China, Hong Kong, countries of the Indian subcontinent, Indonesia, Japan, Malaysia, Mauritius, New Zealand, the Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The portfolio manager allocates the Fund’s assets among securities of issuers located in countries that they expect will provide the best opportunities for meeting the Fund’s investment objective. Although the Fund intends to allocate its investments among at least three countries, the Fund may emphasize the securities of issuers located in any one country in the Pacific Rim when the portfolio manager believes there is potential for above-average growth of capital.

In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that the portfolio manager believes will enable the companies to compete successfully in their respective markets. The portfolio manager considers whether to sell a particular security when any of those factors materially changes.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	97

Allianz AGIC Systematic Growth Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Growth Stocks	Fund Focus Growth equity securities Approximate Number of Holdings 50-80	Approximate Primary Capitalization Range Same as the Russell 1000 Growth Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with market capitalizations at or above the lowest market capitalization of companies represented in the Russell 1000 Growth Index ($1.1 billion as of June 30, 2010).

The portfolio managers use a growth-oriented, dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and industry sector selection decisions. The process begins with AGIC’s quantitative research model, which estimates a rate of return for securities in the investment universe based on an array of factors. The research model focuses on characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In considering whether positive change is sustainable over the long term, the portfolio managers analyze fundamental quality by focusing on a number of variables, which may include earnings quality, cash growth and valuation measures. In addition to assessing an investment opportunity for the presence of a positive catalyst and sustainability, in making a purchase decision the portfolio managers also seek confirming signals that these attributes are beginning to be recognized by the market. The portfolio managers consider whether to sell a particular security when any of these factors materially changes or when a more attractive total return candidate is identified.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Credit Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

98	Allianz Funds

Allianz AGIC Target Fund

Principal Investments and Strategies	Investment Objective Seeks capital appreciation; no consideration is given to income Fund Category Growth Stocks	Fund Focus Medium capitalization common stocks Approximate Number of Holdings Up to 100	Approximate Primary Capitalization Range Between $1 billion and $10 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $1 billion, although it may invest in companies of any size.

The portfolio managers select securities for the Fund using a “growth” style. The portfolio managers consider “growth” companies to include companies that they believe have well-defined “wealth creating” characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund will consider selling a security when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

The Fund’s equity investments may include common stocks and other kinds of equity securities, such as preferred stocks, convertible securities and warrants. The Fund may also invest in securities issued in initial public offerings (IPOs). The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). At times, depending on market and other conditions, the Fund may invest a substantial portion of its assets in a small number of business sectors or industries.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk	• Credit Risk • Currency Risk • Focused Investment Risk • IPO Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	99

Allianz CCM Capital Appreciation Fund

Principal Investments and Strategies	Investment Objective Seeks growth of capital Fund Category Growth Stocks	Fund Focus Larger capitalization common stocks Approximate Number of Holdings 75-95	Approximate Primary Capitalization Range $3 billion or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of $3 billion or more that have improving fundamentals (based on growth criteria) and whose stock the portfolio management team believes to be reasonably valued by the market (based on value criteria).

In making investment decisions for the Fund, the portfolio management team considers companies in the Russell 1000 Index and the S&P 500 Index. The team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may also invest a portion of its assets in real estate investment trusts (REITs).

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Credit Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

100	Allianz Funds

Allianz CCM Focused Growth Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital Fund Category Growth Stocks	Fund Focus Common stocks of companies in the Russell 1000 Growth Index Approximate Number of Holdings 35-45	Approximate Primary Capitalization Range $100 million or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies in the Russell 1000 Growth Index with market capitalizations of at least $100 million. The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the changes in consensus earnings estimates over time, the company’s history in meeting earnings targets, and improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive. At times, depending on market and other conditions, the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may also invest a portion of its assets in real estate investment trusts (REITs).

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk	• Credit Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	101

Allianz CCM Mid-Cap Fund

Principal Investments and Strategies	Investment Objective Seeks growth of capital Fund Category Growth Stocks	Fund Focus Medium capitalization common stocks Approximate Number of Holdings 75-95	Approximate Primary Capitalization Range Same as the Russell Midcap Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell Midcap Index (between $968 million and $13.7 billion as of June 30, 2010).

The portfolio management team ranks the stocks in this universe based on a series of growth criteria, such as the change in consensus earnings estimates over time, the company’s history in meeting earnings targets, improvements in return on equity, and also value criteria, such as earnings quality and price-to-earnings ratios. The team then selects individual stocks by subjecting the most attractively ranked stocks in the universe to an analysis of company factors, such as strength of management, competitive industry position and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions.

The portfolio management team re-ranks the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team may look to sell a stock when company or industry fundamentals deteriorate, when it has negative earnings surprises, or when company management lowers expectations or guidance for sales or earnings. A position may also be reduced if the team believes its weighting should be reduced or if an alternative investment is deemed to be more attractive.

The Fund intends to be fully invested in common stocks (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may also invest a portion of its assets in real estate investment trusts (REITs).

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk	• Credit Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

102	Allianz Funds

Allianz NFJ All-Cap Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued common stocks in a broad range of capitalizations Approximate Number of Holdings 35-50	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing in common stocks and other equity securities of companies representing a broad range of market capitalizations (i.e., a blend of small, medium and large capitalization companies). The Fund normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers further narrow the universe through a combination of qualitative analysis and fundamental research. The portfolio managers seek to identify attractive securities within each market capitalization range and select approximately 35 to 50 securities for the Fund. Although the Fund will normally have some exposure to small, medium and large capitalization companies, the portfolio managers reserve the flexibility to vary the Fund’s relative weighting to each capitalization range. As a result, market capitalization weightings will vary over time. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Emerging Markets Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	103

Allianz NFJ Dividend Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Income producing common stocks with potential for capital appreciation Approximate Number of Holdings 40-60	Approximate Primary Capitalization Range Greater than $3.5 billion Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that pay or are expected to pay dividends. Under normal market and other conditions, the Fund will invest primarily in common stocks of companies with market capitalizations greater than $3.5 billion. The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. In addition, a portion of the securities selected for the Fund are identified primarily on the basis of their dividend yields. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk	• Currency Risk • Emerging Markets Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

104	Allianz Funds

Allianz NFJ International Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category International Stocks	Fund Focus Undervalued equity securities of non-U.S. companies with capitalizations greater than $1 billion Approximate Number of Holdings 40-60	Approximate Primary Capitalization Range Greater than $1 billion Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 65% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of non-U.S. companies with market capitalizations greater than $1 billion. The Fund normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may invest up to 50% of its assets in emerging market securities. In achieving its exposure to non-U.S. equity securities, the Fund may invest without limit in American Depositary Receipts (ADRs).

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk	• Emerging Markets Risk • Smaller Company Risk • Credit Risk • Currency Risk	• Focused Investment Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	105

Allianz NFJ Large-Cap Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued large capitalization common stocks Approximate Number of Holdings 40-60	Approximate Primary Capitalization Range
Market capitalizations that equal or exceed the market capitalization of the 300th largest company represented in the Russell 1000 Index

Dividend Frequency
Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with large market capitalizations. The Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 300th largest company represented in the Russell 1000 Index (i.e., a market capitalization of at least $8.2 billion as of June 30, 2010). The Fund may invest in real estate investment trusts (REITs) and normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk	• Credit Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

106	Allianz Funds

Allianz NFJ Mid-Cap Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued medium capitalization common stocks Approximate Number of Holdings 35-50	Approximate Primary Capitalization Range Bottom 800 of the 1,000 largest capitalization North American companies traded on U.S. securities markets Dividend Frequency Quarterly

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies in the bottom 800 of the 1,000 largest companies (in terms of market capitalization) headquartered in North America with equity securities that are publicly traded on U.S. securities markets (i.e., market capitalizations of between $2.0 billion and $15.5 billion as of June 30, 2010). North American companies include, but are not limited to, companies headquartered in the U.S., Canada, Mexico and the islands in the Caribbean/Atlantic (including, without limitation, the Bahamas, Virgin Islands, Cayman Islands and Bermuda). The Fund normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and in non-U.S. securities, including emerging market securities.

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 35 to 50 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Emerging Markets Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	107

Allianz NFJ Renaissance Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued small to medium capitalization common stocks Approximate Number of Holdings 90-110	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in common stocks and other equity securities of companies that the portfolio managers believe are trading at attractive valuations. Although the Fund typically invests in companies with small to medium market capitalizations (between $1 billion and $15 billion), it may invest in companies in any capitalization range. The Fund normally invests a significant portion of its assets in securities of companies that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 90 to 110 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in non-U.S. securities, including emerging market securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest up to 20% of its assets in real estate investment trusts (REITs).

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Emerging Markets Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

108	Allianz Funds

Allianz NFJ Small-Cap Value Fund

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income Fund Category Value Stocks	Fund Focus Undervalued small capitalization common stocks Approximate Number of Holdings 100-150	Approximate Primary Capitalization Range Between $100 million and $3.5 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and $3.5 billion. The Fund normally invests a significant portion of its assets in securities that the portfolio managers expect will generate income (for example, by paying dividends). The Fund may also invest a portion of its assets in real estate investment trusts (REITs) and non-U.S. securities, including emerging market securities.

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also partition the Fund’s selection universe by industry and then identify what they believe to be undervalued security in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 100 to 150 securities for the Fund. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative security with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or favorable qualitative metrics.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Emerging Markets Risk • Focused Investment Risk • Liquidity Risk	• Management Risk • Non-U.S. Investment Risk • REIT Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	109

Allianz RCM Disciplined International Equity Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category International Stocks	Fund Focus Equity securities of companies worldwide Approximate Number of Holdings 60-100	Approximate Primary Capitalization Range In excess of $1.5 billion Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of non-U.S. companies. While the Fund normally invests in issuers organized or headquartered in at least ten different countries, the Fund may invest up to 65% of its assets in companies organized or headquartered in Japan, the United Kingdom or Germany. The Fund will not invest more than 25% of its assets in companies organized or headquartered in any country except for Japan, the United Kingdom or Germany. The Fund may invest 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund primarily invests in companies with market capitalizations in excess of $1.5 billion. No more than 5% of the Fund’s assets will ordinarily be invested in companies with market capitalizations below $100 million. The Fund may also from time to time invest a significant portion of its assets in one or more sectors of the economy.

In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services or a steady stream of new products and services; and attractive valuation. Investments are not restricted to companies with a record of dividend payments. The portfolio manager sells securities as the portfolio manager deems appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio manager uses Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

110	Allianz Funds

Allianz RCM Global Resources Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of U.S. and non-U.S. natural resources companies Approximate Number of Holdings 25-75	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution, or sale of materials, energy, or goods related to cyclical or commodity industries, such as oil & gas, minerals, base metals, precious metals, chemicals, fertilizers, paper products, coal, alternative energy and steel (the “natural resources industries”). The Fund expects to invest most of its assets in U.S. and non-U.S. common stocks. Under normal circumstances, the Fund will invest a minimum of 1/3 of its assets in non-U.S. securities and will invest in companies organized or headquartered in at least eight countries including the United States.

The Fund’s portfolio manager will evaluate the relative attractiveness of individual commodity cycles, including supply-demand fundamentals and pricing outlook. Security selection and industry allocation will be based on specific commodity, end market and geographic exposure, operational and financial leverage as well as valuation.

The portfolio manager evaluates the fundamental value and prospects for growth of individual companies and focuses on those companies that the portfolio manager expects will have higher than average rates of growth and strong potential for capital appreciation. In addition, the portfolio manager may make use of internally and externally developed forecasts of economic growth, inflation and interest rates to help identify industry sectors, regions and individual countries (including emerging market countries) that the portfolio manager believes are likely to offer the best investment opportunities. The portfolio manager sells securities as the portfolio manager deems appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

In addition to traditional research activities, the portfolio manager uses Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first seven risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Focused Investment Risk • Non-U.S. Investment Risk	• Emerging Markets Risk • Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	111

Allianz RCM Global Small-Cap Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Global Stocks	Fund Focus Equity securities of smaller capitalization U.S. and non-U.S. issuers Approximate Number of Holdings 150-190	Approximate Primary Capitalization Range
Weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the MSCI World Small-Cap Index

Dividend Frequency
At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index. Under normal market and other conditions, the Fund expects to maintain a weighted-average market capitalization between 50% and 200% of the weighted-average market capitalization of the securities in the MSCI World Small-Cap Index, which as of June 30, 2010 would permit the Fund to maintain a weighted-average market capitalization ranging from $784 million to $3.14 billion. The Fund normally invests in companies organized or headquartered in at least eight different countries (one of which may be the United States) and expects that the majority of its non-U.S. investments will normally be in Japan and Western Europe. Under normal market and other conditions, the Fund will invest no more than 25% of its assets in issuers that are organized or headquartered in any one country outside the U.S., other than France, Germany, Japan and the United Kingdom. The Fund may invest up to 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund may also from time to time invest a significant percentage of its assets in securities issued in initial public offerings (IPOs).

Regional portfolio managers in the United States, Europe and Asia collaborate to produce a portfolio that is believed likely to have the best investment opportunities from each of those regions. In making investment decisions for the Fund, the portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify those regions and individual countries that the portfolio managers believe are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In addition, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Non-U.S. Investment Risk • Emerging Markets Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Derivatives Risk • Focused Investment Risk	• IPO Risk • Leveraging Risk • Liquidity Risk • Management Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

112	Allianz Funds

Allianz RCM Large-Cap Growth Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Growth Stocks	Fund Focus Large capitalization equity securities Approximate Number of Holdings 45-85	Approximate Primary Capitalization Range $5 billion or more Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies with market capitalizations of at least $5 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). At times, depending on market and other conditions, the Fund may also invest a significant percentage of its assets in a small number of business sectors or industries.

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first three risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Credit Risk • Currency Risk	• Derivatives Risk • Emerging Markets Risk • Focused Investment Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

Prospectus	113

Allianz RCM Mid-Cap Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Growth Stocks	Fund Focus Medium capitalization equity securities Approximate Number of Holdings 85-125	Approximate Primary Capitalization Range Same as the Russell Midcap Growth Index Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of medium-sized companies. The Fund currently defines medium-sized companies as those having market capitalizations comparable to those companies included in the Russell Midcap Growth Index (between $1.1 billion and $13.7 billion as of June 30, 2010). Equity securities include preferred stock, convertible preferred stock, convertible debt obligations, warrants or other rights to acquire stock. Under normal circumstances, the Fund invests primarily in equity securities of U.S. companies, but may invest a portion of its assets in non-U.S. securities. The Fund may invest in securities issued in initial public offerings (IPOs).

In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objective and as necessary for redemption purposes.

In addition to traditional research activities, the portfolio managers use Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order after the first four risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Smaller Company Risk • Credit Risk	• Currency Risk • Derivatives Risk • Focused Investment Risk • IPO Risk • Leveraging Risk	• Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

114	Allianz Funds

Allianz RCM Strategic Growth Fund

Principal Investments and Strategies	Investment Objective Seeks capital appreciation Fund Category Growth Stocks	Fund Focus Equity and equity-related instruments and derivatives Approximate Number of Holdings 40-150	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in equity and equity-related instruments of companies of all market capitalizations. As discussed below, the Fund expects to engage in derivative transactions, which will often give rise to forms of leverage and which could have the effect of either magnifying or limiting the Fund’s gains and losses depending upon the particular derivative strategies used. The Fund may invest in companies located within or outside the United States (including companies organized or headquartered in emerging market countries). The Fund is not limited in the percentage of assets it may invest in any one country, region or geographic area. Although the Fund will not concentrate its investments in any single industry, it ordinarily expects to have substantial exposure to companies in potential high-growth areas such as technology or healthcare. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The Fund may purchase securities in initial public offerings (IPOs).

In managing the Fund, the portfolio managers employ fundamental research tools and the Grassrootssm research described below, in an attempt to maximize market opportunities. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings, through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; the potential for superior risk-adjusted returns; differentiated or superior products and services or a steady stream of new products and services. The portfolio managers will sell a security as they deem appropriate, such as when its price target has been attained, when the company experiences an adverse change in fundamentals, when a more favorable investment is identified or as necessary for redemption purposes.

The Fund ordinarily expects to use derivative instruments and related techniques in an attempt to take advantage of perceived market inefficiencies or expected security price movements, to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio and/or to obtain market exposure with reduced transactions costs. In an effort to maximize opportunities and the use of research gathered as described below, portfolio managers will also employ techniques based on derivative instruments. Specifically, the Fund expects, from time to time, to (i) purchase call options on securities whose prices the portfolio managers believe will increase, (ii) purchase and write (sell) put and call options (including “naked” options or individual securities not held in the Fund’s portfolio), including combinations of put and call options, (iii) engage in short sales, and (iv) employ other derivative instruments with respect to securities, indices, currencies and other assets. The Fund may enter into futures and forward contracts and swap agreements, and may write call options on indices and exchanged-traded funds. There is no assurance that these strategies will achieve their objectives and they may result in losses to the Fund. The derivative instruments to be employed by the Fund are described generally under “Investment Objectives and Policies—Derivative Instruments” in the Statement of Additional Information.

Although it has no current intention to do so, the Fund may also employ leverage by utilizing reverse repurchase agreements and borrowing money (to the maximum extent permitted under the Investment Company Act) to purchase or carry securities during periods in which the portfolio managers believe that the opportunities for gain are potentially greater than the risk of loss. The Fund will only borrow from banks, and only if the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, the Fund, within three business days, will seek to reduce its borrowings so that it meets the requirement. To do so, or to meet maturing bank loans, the Fund might on occasion be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund; such expense may not be recovered by any appreciation of the securities purchased and may exceed the Fund’s investment income. In addition, even if the Fund does not have any borrowings outstanding it may incur commitment fees and other costs relating to the Fund’s credit facility. Leveraging is a speculative technique and there are special risks involved. To the extent that the Fund uses or incurs leverage,

Prospectus	115

Allianz RCM Strategic Growth Fund (continued)

an investment in the Fund will be more volatile and riskier than an investment in funds that do not use leverage.

In addition to traditional research activities, the portfolio managers use Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, provides a “second look” at potential investments, and checks marketplace assumptions about market demand for particular products and services.

In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Derivatives Risk • Smaller Company Risk	• Credit Risk • Currency Risk • Emerging Markets Risk • Focused Investment Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Short Selling Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

116	Allianz Funds

Allianz RCM Technology Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of U.S. and non-U.S. technology-related companies Approximate Number of Holdings 30-120	Approximate Primary Capitalization Range Greater than $500 million Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of technology companies and in derivatives and other synthetic instruments that have economic characteristics similar to common stocks and other equity securities of technology companies. The Fund’s use of derivative instruments will often give rise to forms of leverage and could have the effect of either magnifying or limiting the Fund’s gains and losses depending upon the particular derivative strategies used. The Fund normally invests in companies organized or headquartered in at least three different countries, and may invest up to 50% of its assets in non-U.S. issuers, including those organized or headquartered in emerging market countries, but under normal market and other conditions no more than 25% of its assets in issuers organized or headquartered in any one country outside the United States, other than Japan. The Fund intends to invest primarily in companies with market capitalizations greater than $500 million, with no more than 15% of its assets in technology companies with market capitalizations below $100 million. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs).

The portfolio managers define technology companies as those that provide technology products or services or utilize technology to gain competitive advantages. These include internet products and services, computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology products, environmental services, chemical products and synthetic materials, defense and aerospace products and services, nanotechnology, energy equipment and services and others. The portfolio managers evaluate the fundamental value and prospects for growth of individual companies and focus on those companies that they expect will have higher than average rates of growth and strong potential for capital appreciation. Investments are not restricted to companies with a record of dividend payments.

The portfolio managers develop forecasts of economic growth, inflation, and interest rates that they use to help identity those regions and individual countries that are believed likely to offer the best investment opportunities. In addition to traditional research activities, the portfolio managers use Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund ordinarily expects to use derivative instruments and related techniques in an attempt to take advantage of perceived market inefficiencies or expected security price movements, to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio and/or to obtain market exposure with reduced transactions costs. In an effort to maximize opportunities and the use of research gathered as described below, portfolio managers will also employ techniques based on derivative instruments. Specifically, the Fund expects, from time to time, to (i) purchase call options on securities whose prices the portfolio managers believe will increase, (ii) purchase and write (sell) put and call options (including “naked” options or individual securities not held in the Fund’s portfolio), including combinations of put and call options, (iii) engage in short sales, and (iv) employ other derivative instruments with respect to securities, indices, currencies and other assets. The Fund may enter into futures and forward contracts and swap agreements, and may write call options on indices and exchanged-traded funds. There is no assurance that these strategies will achieve their objectives and they may result in losses to the Fund. The derivative instruments to be employed by the Fund are described generally under “Investment Objectives and Policies—Derivative Instruments” in the Statement of Additional Information.

The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

Prospectus	117

Allianz RCM Technology Fund (continued)

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Focused Investment Risk • Derivatives Risk	• Smaller Company Risk • Credit Risk • Currency Risk • Emerging Markets Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Short Selling Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

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Allianz RCM Wellness Fund

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Fund Category Sector-Related Stocks	Fund Focus Equity securities of wellness-related companies Approximate Number of Holdings 30-60	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in wellness-related companies. The Fund may invest in U.S. and non-U.S. companies, and currently expects the majority of its non-U.S. investments will normally be in Asia and Western Europe. The Fund may invest up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund will invest primarily in equity securities. Although the Fund may invest in companies of any market capitalization, the Fund does not intend to invest more than 15% of its assets in companies with market capitalizations below $100 million. The Fund may also invest a significant percentage of its assets in securities issued in initial public offerings (IPOs).

The Fund considers wellness-related companies to include companies in the healthcare industry as well as any other company that provides products or services that promote or aid in achieving a healthy lifestyle (“healthy-lifestyle companies”), in each case as determined by the Fund’s sub-adviser. Companies in the healthcare industry include any company that designs, manufactures, or sells products or services used for or in connection with healthcare or medicine, such as pharmaceutical companies, biotechnology research firms, companies that sell medical products, companies that own or operate healthcare facilities and companies that design, produce or sell medical, dental, and optical products. Healthy-lifestyle companies include, but are not limited to, companies that manufacture or distribute goods or services that promote or support physical fitness, companies whose products or services seek to minimize longer-term acute care through early diagnosis, intervention or prevention, companies that manufacture or distribute nutritional supplements or provide products or services to consumers that promote healthy eating habits, and companies that provide products or services associated with supplying clean air, water or food.

In making investment decisions for the Fund, the portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify those regions and individual countries that are believed likely to offer the best investment opportunities. The portfolio managers may also consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which the company is located. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as the portfolio managers deem appropriate in accordance with sound investment practices and the Fund’s investment objectives and as necessary for redemption purposes.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

In addition to traditional research activities, the portfolio managers use Grassrootssm Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may be less likely to achieve its investment objective when it does so.

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Allianz RCM Wellness Fund (continued)

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

• Market Risk • Issuer Risk • Equity Securities Risk • Focused Investment Risk • Smaller Company Risk	• Credit Risk • Currency Risk • Derivatives Risk • Emerging Markets Risk • IPO Risk	• Leveraging Risk • Liquidity Risk • Management Risk • Non-U.S. Investment Risk • Turnover Risk

Please see “Summary of Principal Risks” following this section for a description of these and other risks of investing in the Fund.

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Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are summarized in the Fund Summaries and are described in more detail in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques appearing in bold type below are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Convertible Securities Risk	Convertible securities are fixed income securities, preferred stocks or other securities that are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of the conversion feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income or other securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease as the value of the underlying stock decreases. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return. The Funds may also invest in synthetic convertible securities, which involve the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income-producing component and a right to acquire an equity security). Synthetic convertible securities are often achieved, in part, through investments in warrants or options to buy common stock (or options on a stock index), and therefore are subject to the risks associated with derivatives. See “Derivatives Risk” below.

Credit Risk	A Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending cash collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk	Funds that invest directly in foreign (non-U.S.) currencies, or in securities that trade in, or receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s exposure to foreign currencies, including investments in foreign currency-denominated securities, may reduce the returns of the Fund.

Derivatives Risk	Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The derivatives that may be used by the Funds are discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds may (but are not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. A Fund investing in a derivative instrument could lose more than the principal amount invested, and the use of certain derivatives may subject a Fund to

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the potential for unlimited loss. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent a Fund writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Emerging Markets Risk	A Fund that invests in non-U.S. securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that a Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. Funds may also be subject to this risk if they invest in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

Equity Securities Risk	Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. Equity securities also include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. To the extent a Fund invests in equity-related instruments it will also be subject to these risks.

The Funds may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that their portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk	Focusing Fund investments in a small number of issuers, industries, foreign currencies or regions increases risk. Funds that are “non-diversified” because they may invest a significant portion of their assets in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Some of those issuers also may present substantial credit or other risks. Diversified Funds that invest in a relatively small number of issuers are subject to similar risks. In addition, certain Funds may be subject to increased risk to the extent they focus their investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, a Fund that focuses its investments in a certain type of issuer is particularly vulnerable to events affecting such type of issuer. Also, certain Funds may have greater risk to the extent they invest a substantial portion of their assets in a group of related industries (or “sectors”). The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common

122	Allianz Funds

characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments. Funds that concentrate investments of their assets in a particular industry or group of related industries (e.g., the Allianz RCM Global Resources Fund, the Allianz RCM Technology Fund and the Allianz RCM Wellness Fund) are subject, and have heightened exposure, to the risks factors particular to each such industry as described below and under “Characteristics and Risks of Securities and Investment Techniques—Industry Concentration.”

Natural Resources-Related Risk. Funds that make significant investments in the natural resources industries will be subject to the risk factors particular to each such industry. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations. Specifically, cyclical industries can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Furthermore, the natural resources industries and funds that focus their investments in such industries can also be significantly affected by the level and volatility of commodity prices, which have historically been among the most volatile of international prices, often exceeding the volatility of exchange rates and interest rates.

Technology-Related Risk. Funds that make significant investments in the technology sectors will be subject to risks particularly affecting technology or technology-related companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility, limited operating histories and management experience, and patent and other intellectual property considerations.

Wellness-Related Risk. Funds that concentrate their investments in the wellness-related sector will be subject to risks particular to that sector, including rapid obsolescence of products and services, the potential and actual performance of a limited number of products and services, technological change, patent expirations, risks associated with new regulations and changes to existing regulations, changes in government subsidy and reimbursement levels, risks associated with the governmental approval process, and chances of lawsuits versus wellness-related companies due to product or service liability issues.

The Funds may from time to time invest a substantial portion of their assets in these and other industries or sectors, and during those periods will be subject to a greater extent to the risks associated with those industries or sectors.

High Yield Risk	A Fund that invests in high yield securities and unrated securities of similar credit quality (sometimes referred to as “high yield securities” or “junk bonds”) may be subject to greater levels of credit and liquidity risk than a fund that does not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment. Because of the risks involved in investing in high yield securities, an investment in a Fund that invests in such securities should be considered speculative.

Interest Rate Risk	Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. The values of equity and other non-fixed income securities may also decline due to fluctuations in interest rates.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

IPO Risk	Securities offered in initial public offerings (IPOs) are subject to many of the same risks of investing in companies with smaller market capitalizations and often to a heightened degree. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of

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securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Issuer Risk	The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Leveraging Risk	Leverage, including borrowing, will cause the value of a Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where a Fund, for any reason, is unable to close out the transaction. In addition, to the extent a Fund borrows money, interest costs on such borrowings may not be recovered by any appreciation of the securities purchased with the borrowed amounts and could exceed the Fund’s investment returns, resulting in greater losses.

Liquidity Risk	Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain issuer or sector.

Management Risk	Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Advisers and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to Allianz Global Fund Management and each individual portfolio manager in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.

Market Risk	The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. To the extent a Fund invests substantially in common stocks and/or other equity securities, a principal risk of investing in the Fund is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries or sectors represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities, as well as equity securities and other types of investments, may decline due to changes in interest rates or other factors affecting the applicable markets generally. Equity securities generally have greater price volatility than fixed income securities. During a general downturn in securities markets, multiple asset classes may decline in value simultaneously.

Non-U.S. Investment Risk	A Fund that invests in foreign (non-U.S.) securities may experience more rapid and extreme changes in value than Funds that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The

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securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are often not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Fund’s investments in a non-U.S. country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in non-U.S. securities. To the extent that a Fund invests a significant portion of its assets in a particular currency or geographic area, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with non-U.S. investments. For example, because certain of the Funds may invest more than 25% of their assets in particular countries, these Funds may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, a Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S., which could reduce the return on an investment in a Fund.

REIT Risk	To the extent that a Fund invests in real estate investment trusts (REITs), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. A Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Short Selling Risk	Short sales may be used by a Fund for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. Short sales are transactions in which the Fund sells a security or other instrument (such as an option forward, futures or other derivative contract) that it does not own. Short exposure with respect to securities or market segments may also be achieved through the use of derivatives, such as futures on indices or swaps on individual securities. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. A Fund may, to the extent permitted by law, engage in short sales where it does not own or have the right to acquire the security (or basket of securities) sold short at no additional cost. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. The use by a Fund of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities underlying its short positions increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by a Fund that utilizes short sales. See “Leveraging Risk.” Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to a Fund. To the extent a Fund seeks to obtain some or all of its short exposure by using derivative instruments instead of engaging directly in short sales on individual securities, it will be subject to many of the foregoing risks, as well as to those described under “Derivatives Risk” above.

Smaller Company Risk	The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines,

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markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations also have substantial exposure to these risks.

Turnover Risk	A change in the securities held by a Fund is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed as ordinary income when distributed to individual shareholders), and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Additional Risks of Investing in the Funds	In addition to the risks described above, certain of the Funds are newly or relatively recently formed and therefore have limited or no history for investors to evaluate. Certain Funds have recently changed investment strategies and/or portfolio management personnel, and they would not necessarily have achieved the same performance results if the current strategies had been followed and/or the current personnel had been in place. Also, it is possible that newer Funds and smaller-sized Funds may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

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Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings, together with additional information about portfolio holdings disclosure, is available in the Trust’s Statement of Additional Information. In addition, the Adviser will post each Fund’s portfolio holdings information on the Funds’ website at www.allianzinvestors.com. The Funds’ website will contain each Fund’s complete schedule of portfolio holdings as of the relevant month end. The information will be posted approximately five (5) business days after the relevant month’s end, and such information will remain accessible on the website until the Trust files its Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date as of which the website information is current. The Trust’s policies with respect to the disclosure of portfolio holdings are subject to change without notice.

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Management of the Funds

Investment Adviser and Administrator	Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Trust’s Board of Trustees, Allianz Global Fund Management is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to open-end mutual funds and closed-end funds. The Adviser is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of September 30, 2010, the Adviser and its investment management affiliates had approximately $xxx.x billion in assets under management.

The Adviser has retained investment management firms (“Sub-Advisers”) to manage each Fund’s investments. See “Sub-Advisers” below. The Adviser may retain affiliates to provide various administrative and other services required by the Funds.

Management Fees	Each Fund pays for the advisory and administrative services it requires under what is essentially an all-in fee structure. See “Administrative Fees” below. While each Fund pays a fee under separate agreements for the advisory and administrative services it requires, these services are provided in a “suite of services” structure as described in more detail below. Allianz Global Fund Management, as the investment manager and administrator, provides both the advisory and administrative services to the Funds. Although provided under separate agreements, together these services are essential to the daily operations of the Funds. The Management Fees shown in the Annual Fund Operating Expenses tables in the “Fund Summaries” at the front of this Prospectus reflect the combination of an advisory fee and an administrative fee under these two agreements.

• Advisory Fees. Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services. The Adviser (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Advisers in return for their services.

During the most recently completed fiscal year (except as noted), the Funds paid monthly advisory fees to the Adviser at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Allianz Fund	Advisory Fees

CCM Capital Appreciation, CCM Focused Growth, CCM Mid-Cap, NFJ Dividend Value(1), NFJ Large-Cap Value and RCM Large-Cap Growth Funds	0.45%
RCM Mid-Cap Fund	0.47%
AGIC Growth, AGIC Systematic Growth and RCM Disciplined International Equity Funds	0.50%
AGIC Target Fund	0.55%
NFJ Small-Cap Value Fund(2)	0.59%
AGIC International, NFJ International Value, NFJ Mid-Cap and NFJ Renaissance Value Funds	0.60%
AGIC Income & Growth, AGIC Mid-Cap Growth, AGIC Opportunity and NFJ All-Cap Value Funds	0.65%
AGIC Global and RCM Global Resources Funds	0.70%
RCM Wellness Fund	0.80%
AGIC Emerging Markets Opportunities, AGIC Pacific Rim and RCM Technology Funds	0.90%
RCM Global Small-Cap Fund(3)	0.95%
RCM Strategic Growth Fund	1.00%

(1) The investment advisory fees are subject to a voluntary fee waiver currently in effect for the Fund that would reduce the 0.45% contractual fee rate by 0.025% on assets in excess of $7.5 billion and by an additional 0.025% on assets in excess of $10 billion, each based on the Fund’s average daily net assets. During the most recently completed fiscal year, the Fund’s assets were not in excess of these levels.

(2) The investment advisory fees reflect a voluntary fee waiver currently in effect for the Fund that reduces the 0.60% contractual fee rate by 0.025% on assets in excess of $3 billion, by an additional 0.025% on assets in excess of $4 billion and by an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets.

(3) The investment advisory fees reflect a voluntary fee waiver currently in effect for the Fund that reduces the 1.00% contractual fee rate by 0.05% to 0.95%.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between Allianz Global Fund Management and each Fund and the portfolio management agreements between Allianz Global Fund Management and each respective Sub-Adviser will be available in the Funds’ semi-annual report to shareholders for the six-month period ended December 31, 2010.

• Administrative Fees. Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class A, Class B, Class C and Class R shareholders of each Fund pay an administrative fee to the Administrator, computed as a percentage of the Fund’s average daily net assets attributable in the aggregate

128	Allianz Funds

to those classes of shares, with breakpoints at various asset levels. The Administrator, in turn, provides or procures administrative services for Class A, Class B, Class C and Class R shareholders and also bears the costs of most third-party administrative services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses that are not covered by the administrative fee and that may vary and affect the total level of expenses borne by Class A, Class B, Class C and Class R shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s disinterested Trustees and their counsel.

The Administrator generally earns a profit on the administrative fee, although this may not be the case for relatively small Funds. The profit generally increases as Funds grow in asset size. Also, under the terms of the administration agreement, the Administrator, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

Class A, Class B, Class C, and Class R shareholders of the Funds pay the Administrator monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class A, Class B, Class C, and Class R shares):

Allianz Fund	Administrative Fees

AGIC Emerging Markets Opportunities, AGIC International, AGIC Pacific Rim, NFJ International Value and RCM Disciplined International Equity Funds (each an “International Fund”)	0.50%
AGIC Global, RCM Global Resources and RCM Global Small-Cap Funds (each a “Global Fund”)	0.45%
All other Funds (each a “Domestic Fund”)	0.40%

The total Administrative Fee rate for each class of shares of each International Fund listed above shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $250 million, by an additional 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

The total Administrative Fee rate for each class of shares of each Global Fund listed above shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

The total Administrative Fee rate for each class of shares of each Domestic Fund listed above shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

During the most recently completed fiscal year, the Funds paid the Administrator monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to each class taken separately, and taking into account the effect of breakpoints):

Administrative Fees
Allianz Fund	Class A		Class B		Class C		Class R

AGIC Emerging Markets Opportunities Fund	[ ]	%	N/A		[ ]	%	N/A
AGIC Global Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
AGIC Growth Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
AGIC Income & Growth Fund	[ ]	%	N/A		[ ]	%	N/A
AGIC International Fund	[ ]	%	N/A		[ ]	%	[ ]	%
AGIC Mid-Cap Growth Fund	[ ]	%	N/A		[ ]	%	N/A
AGIC Opportunity Fund	[ ]	%	[ ]	%	[ ]	%	N/A

Prospectus	129

Administrative Fees
Allianz Fund	Class A		Class B		Class C		Class R

AGIC Pacific Rim Fund	[ ]	%	[ ]	%	[ ]	%	N/A
AGIC Systematic Growth Fund	[ ]	%	[ ]	%	[ ]	%	N/A
AGIC Target Fund	[ ]	%	[ ]	%	[ ]	%	N/A
CCM Capital Appreciation Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
CCM Focused Growth Fund	[ ]	%	N/A		[ ]	%	N/A
CCM Mid-Cap Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
NFJ All-Cap Value Fund	[ ]	%	[ ]	%	[ ]	%	N/A
NFJ Dividend Value Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
NFJ International Value Fund	[ ]	%	N/A		[ ]	%	N/A
NFJ Large-Cap Value Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
NFJ Mid-Cap Value Fund	[ ]	%	N/A		[ ]	%	N/A
NFJ Renaissance Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
NFJ Small-Cap Value Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
RCM Disciplined International Equity Fund	[ ]	%	[ ]	%	[ ]	%	N/A
RCM Global Resources Fund	[ ]	%	N/A		[ ]	%	N/A
RCM Global Small-Cap Fund	[ ]	%	[ ]	%	[ ]	%	N/A
RCM Large-Cap Growth Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
RCM Mid-Cap Fund	[ ]	%	[ ]	%	[ ]	%	[ ]	%
RCM Strategic Growth Fund	[ ]	%	N/A		[ ]	%	N/A
RCM Technology Fund	[ ]	%	[ ]	%	[ ]	%	N/A
RCM Wellness Fund	[ ]	%	[ ]	%	[ ]	%	N/A

The Distributor, the Administrator and their affiliates make payments to selected financial intermediaries (such as brokers or third-party administrators) for providing sub-transfer agency and other administrative services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. These payments are made to financial intermediaries selected by the Distributor, the Administrator and/or their affiliates. The actual services provided, and the payments made for such services, vary from firm to firm, and any such variations do not alter the amount of Administrative fees paid by the Funds to the Administrator. For these services, the Distributor, the Administrator and their affiliates pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account, and in some cases up to $12 per account, for networking fees for NSCC-cleared accounts and from $13 to $19 per account for services to omnibus accounts or (ii) an annual fee at a rate of up to 0.25%, and in some cases up to 0.35%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, the Administrator and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Administrator do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.

Sub-Advisers	Each Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The following provides summary information about each Sub-Adviser, including the Funds it manages.

Sub-Adviser*	Allianz Fund(s)

Allianz Global Investors Capital LLC (“AGI Capital” or “AGIC”) 600 West Broadway San Diego, CA 92101	AGIC Emerging Markets Opportunities, AGIC Global, AGIC Growth, AGIC Income & Growth, AGIC International, AGIC Mid-Cap Growth, AGIC Opportunity, AGIC Pacific Rim, AGIC Systematic Growth and AGIC Target Funds (the “AGIC Funds”)

Cadence Capital Management LLC (“Cadence”) 265 Franklin Street, 11th Floor Boston, MA 02110	CCM Capital Appreciation, CCM Focused Growth and CCM Mid-Cap Funds (the “CCM Funds”)

NFJ Investment Group LLC (“NFJ”) 2100 Ross Avenue, Suite 700 Dallas, TX 75201	NFJ All-Cap Value, NFJ Dividend Value, NFJ International Value, NFJ Large-Cap Value, NFJ Mid-Cap Value, NFJ Renaissance and NFJ Small-Cap Value Funds (the “NFJ Funds”)

RCM Capital Management LLC (“RCM”) 555 Mission Street, Suite 1700 San Francisco, CA 94105	RCM Disciplined International Equity, RCM Global Resources, RCM Global Small-Cap, RCM Large-Cap Growth, RCM Mid-Cap, RCM Strategic Growth, RCM Technology and RCM Wellness Funds (the “RCM Funds”)

* Each of the Sub-Advisers (except Cadence) is affiliated with the Adviser.

130	Allianz Funds

The following provides additional information about each Sub-Adviser and the individual portfolio manager(s) who have or share primary responsibility for managing the Funds’ investments. For each Fund, the Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds they manage.

AGIC	AGIC is registered as an investment adviser with the SEC and is organized as a Delaware limited liability company. Its principal place of business is located at 600 West Broadway, San Diego, California 92101. AGIC also has an office located at 1345 Avenue of the Americas, New York, New York 10105.

AGIC provides investment management services across a broad class of assets including equity, fixed income, futures and options, convertibles and other securities and derivative instruments. AGIC’s primary business is to provide discretionary advisory services to institutional clients through its separate account management services. In addition, AGIC provides discretionary investment advisory services to a variety of commingled funds (including SEC registered open-end investment companies, SEC registered closed-end investment companies and other commingled funds that are not registered with the SEC), which may be sponsored or established by AGIC, its affiliates or by unaffiliated third parties. AGIC also participates as a non-discretionary investment adviser providing investment models to unaffiliated third parties. As of September 30, 2010, AGIC had assets under management of $[x.x] billion.

In addition to the advisory-related services noted above, AGIC also provides administration and legal/compliance oversight services, as well as global client service, marketing and sales support to NFJ Investment Group LLC, which is described below under the subsection entitled “NFJ.”

The individuals at AGIC listed below have or share primary responsibility for the day-to-day management of the noted Funds.

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

AGIC Emerging Markets Opportunities Fund	Kunal Ghosh	2007	Senior Vice President and Portfolio Manager for the AGIC International Systematic strategies. Prior to joining AGIC in 2006, Mr. Ghosh was a research associate and portfolio manager at Barclays Global Investors from 2003 to 2006. Prior to joining Barclays Global Investors in 2003, Mr. Ghosh spent one year as a quantitative analyst for the Cayuga Hedge Fund and three years as an engineer at Delphi Corporation (formerly Delphi Automotive Systems). He has 7 years of relevant experience.

	Steven Tael, Ph.D., CFA	2007	Vice President and Portfolio Manager at AGIC. Prior to joining AGIC in 2005, Mr. Tael was a research analyst for eight years at Mellon Capital Management. Prior to that, he was an Advisory Systems Engineer for Bank of America, where he co-developed a global portfolio risk reporting system. He also was Director of Information Technologies at AffiniCorp USA. He has 14 years of relevant experience.

AGIC Global Fund	Christopher A. Herrera	2006	Senior Vice President and Portfolio Manager for the AGIC Global Equities strategies. Prior to joining AGIC in 2000, he was an analyst in the Investment Banking division of Lehman Brothers. Mr. Herrera earned his M.B.A. from the Haas School of Business at the University of California, Berkeley and graduated cum laude with a B.S. in business administration from the University of Southern California. Mr. Herrera is a Robert Toigo Foundation Fellow and a Consortium for Graduate Study in Management Fellow. He has 13 years of investment industry experience.

	Nelson Shing	2007	Senior Vice President and Portfolio Manager for the AGIC Global Equities strategies since 2003. He also has research responsibilities for the global technology and telecommunications sectors. He was previously an analyst with Pequot Capital Management, Inc.; Morgan Stanley Investment Management, Inc.; C. Blair Asset Management, L.P.; and Credit Suisse First Boston. Mr. Shing earned his B.S. in business administration from the University of California, Berkeley. He is fluent in Mandarin Chinese and has 13 years of investment industry experience.

AGIC Growth Fund	Jeffrey D. Parker, CFA (Lead)	2009	Managing Director and Head of AGIC Growth strategies. Prior to joining AGIC, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital, he managed equity accounts as an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998. He was a Senior Consultant with Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994. He has 19 years of investment industry experience.

Prospectus	131

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

	William Sandow	2010	Vice President of AGIC and Portfolio Manager on the Mid Cap Growth strategy as well as a senior research analyst for AGIC’s Large and Mid Cap Growth strategies, focusing on the healthcare sector. Prior to joining the firm in 2005, he was a senior healthcare analyst and portfolio manager at Exis Capital, a multi-strategy hedge fund based in New York. He was also an analyst and co-manager of a healthcare-focused mutual fund at RCM Capital Management. He holds an MBA from Indiana University’s Kelley School of Business and a BS in Accounting from Boston College. He has 14 years of investment industry experience.

AGIC Income & Growth Fund	Douglas Forsyth, CFA	2007 (Inception)	Managing Director and Portfolio Manager at AGIC. Mr. Forsyth oversees AGIC’s Income and Growth Strategies team. He joined AGIC in 1994 after three years of investment management experience at AEGON USA. Mr. Forsyth holds a B.B.A. from the University of Iowa. He has 18 years of investment industry experience.

	Michael E. Yee	2007 (Inception)	Senior Vice President and Portfolio Manager at AGIC and is a member of AGIC’s Income and Growth Strategies team. He joined AGIC in 1995 and has been a portfolio manager since 1998. Mr. Yee holds a B.S. from the University of California, San Diego and an M.B.A. from San Diego State University. He has 16 years of investment industry experience.

	Justin Kass, CFA	2007 (Inception)	Managing Director and Portfolio Manager at AGIC. He joined AGIC in 2000 with responsibilities for portfolio management and research on AGIC’s Income and Growth Strategies team. Mr. Kass was previously an analyst and interned on the team, where he added significant depth to AGIC’s proprietary Upgrade Alert Model. Mr. Kass earned his M.B.A. in finance from the UCLA Anderson School of Management and his B.S. from the University of California, Davis. He has 12 years of investment industry experience.

AGIC International Fund	Steven Tael, Ph.D., CFA	2006	See above.

	Kunal Ghosh	2006	See above.

AGIC Mid-Cap Growth Fund	Jane Edmondson	2006*	Vice President and Portfolio Manager at AGIC. Prior to joining AGIC in 1996, Ms. Edmondson was a financial consultant with Merrill Lynch. She has 19 years of relevant experience.

	Mark P. Roemer	2006*	Senior Vice President and Portfolio Manager at AGIC. Prior to joining AGIC in 2001, he spent 5 years with Barclays Global Investors as a principal and U.S. Equity product manager and began his career at Kleinwort Benson Investment Management of London. Mr. Roemer earned his M.S. degrees from London Business School and Stanford University and his B.S. from Virginia Polytechnic Institute & State University. He has 14 years of relevant experience.

AGIC Opportunity Fund	Michael Corelli (Lead)	2003**	Managing Director and Portfolio Manager for AGIC. Prior to joining AGIC, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital in 1999, he worked for 6 years at Bankers Trust in support of and as an analyst for their small- and mid-cap growth group. He has 16 years of investment industry experience.

	Eric Sartorius, CFA	2008	Senior Vice President and Portfolio Manager for AGIC. He is also the senior research analyst for AGIC’s Small Cap Growth and SMID Growth Focus strategies. He specializes in researching the information technology, medical technology and health care sectors. Prior to joining AGIC in 2006, he was a senior research analyst at PEA Capital LLC. Prior to joining PEA Capital in 2001, he spent two years as a research associate covering the technology sector at Fred Alger Management. He is a CFA charterholder and holds a B.A. from Williams College. He has 10 years of investment industry experience.

AGIC Pacific Rim Fund	Pedro Marcal	2007	Senior Vice President, Asset Allocation Committee Member and Portfolio Manager for the AGIC International Equities strategies since 2001. Lead Portfolio Manager for the AGIC Emerging Countries’ strategies from 1994 until 2001. He has over 20 years of investment industry experience including positions with A.B. Laffer & Associates as an economist and A-Marks Precious Metals as a precious metals trader. He has over 20 years of investment industry experience.

AGIC Systematic Growth Fund	James Li, Ph.D., CFA	2006	Senior Vice President and Portfolio Manager at AGIC. Prior to joining AGIC in 2000, he was an investment officer with Accessor Capital Management and a consultant with Frank Russell Company. He has 15 years of relevant experience.

	Kunal Ghosh	2009	See above.

AGIC Target Fund	Jeff Parker (Lead)	1999**	See above.

	William Sandow	2009	See above.

* Represents the date the individual became involved in the management of the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund, the predecessor of the Allianz AGIC Mid-Cap Growth Fund.
** Prior to November 1, 2006, the portfolio managers indicated above served in that capacity for a different sub-advisory firm that previously managed the applicable Fund.

132	Allianz Funds

Cadence	Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined assets as of September 30, 2010, of approximately $[ ] billion.

The following individuals at Cadence share primary responsibility for managing the noted Funds.

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

CCM Capital Appreciation Fund	William B. Bannick	1992	Managing Director, Chief Investment Officer and Executive Vice President at Cadence. Mr. Bannick is a research generalist and Senior Portfolio Manager for the Cadence team. He has managed separately managed equity accounts for various Cadence institutional clients and has been a member of the team that manages the Allianz Funds sub-advised by Cadence since joining Cadence in 1992.

	Robert L. Fitzpatrick	2004	Managing Director and Portfolio Manager at Cadence. Mr. Fitzpatrick is a research generalist and began with Cadence covering the hardware side of the technology industry, including semiconductors, computers, other equipment and telecommunications. Mr. Fitzpatrick has been a member of the investment team that manages the Allianz Funds sub-advised by Cadence since joining Cadence in 1999.

	Michael J. Skillman	2006	Managing Director and Chief Executive Officer at Cadence. Mr. Skillman joined Cadence in 1994 and is a member of the investment team that manages the Allianz Funds sub-advised by Cadence.

CCM Focused Growth Fund	William B. Bannick	1999 (Inception)	See above.

	Robert L. Fitzpatrick	2004	See above.

	Michael J. Skillman	2006	See above.

CCM Mid-Cap Fund	Messrs. Bannick, Fitzpatrick and Skillman	Same as CCM Capital Appreciation Fund	See above.

Cadence is majority-owned by its employees, while a group of co-investors led by Rosemont Partners holds a minority interest. Prior to September 2005, Cadence was affiliated with the Adviser. In connection with the transaction in which Cadence was purchased by its management and its co-investors, Allianz and its affiliates may be obligated to make payments (“Termination Payments”) to Cadence if Cadence is terminated as sub-adviser to any Fund before September 2010. Because of these payments, the Adviser may have an economic disincentive to terminate or recommend the termination of Cadence as sub-adviser to the Funds noted above, even when it would be in a Fund’s best interests to do so. However, the Adviser has a fiduciary duty to act in each Fund’s best interests regardless of any Termination Payment that may result. In addition, under the sub-advisory agreement with Cadence, the Board of Trustees has the ability to terminate or not renew the sub-advisory agreement with Cadence without the consent or approval of the Adviser, and a majority of the Board consists of disinterested Trustees who have no economic interest in Cadence, the Adviser or the Termination Payments.

In addition, the Board of Trustees has approved an Agreement and Plan of Reorganization pursuant to which the CCM Funds would be reorganized with and into a corresponding, newly-created series (each a “New Fund”) of The Managers Funds (each a “Reorganization”). The Reorganizations are the result of the exercise of a Call Agreement, which was initially entered into in connection with the prior sale of Cadence and which provides Cadence the right to identify successor funds and enter into a reorganization agreement with respect to the CCM Funds. Cadence has assigned its rights under the Call Agreement to Managers Investment Group LLC (“Managers”), and Managers has exercised such rights. The Managers Funds Board of Trustees has also approved the Reorganizations. Each Reorganization is subject to the satisfaction of a number of conditions, including approval by the shareholders of the CCM Funds at a special meeting of the shareholders that was originally to be held in late August 2010 and has been adjourned to late October 2010.

Following the Reorganizations, Managers would serve as investment adviser to the New Funds, and Cadence would continue to serve as sub-adviser to the New Funds. Each New Fund will have the same investment objective and substantially similar investment strategies and policies as the corresponding CCM Fund, and its portfolio will be managed by the same Cadence personnel involved in the day-to-day management of the corresponding CCM Fund. It is anticipated that for at least the first two years after the Reorganizations take effect, because of contractual expense limitations that will be implemented by Managers, the expenses each shareholder will bear as a shareholder of a New Fund will be no greater than the expenses such shareholder currently bears as a shareholder of the corresponding CCM Fund.

Prospectus	133

Nonetheless, the Reorganizations could result in, among other things, the shareholders of the CCM Funds being unable to exchange on a load-free basis into other Allianz Funds, Allianz Funds Multi-Strategy Trust, PIMCO Funds or PIMCO Equity Series, different (and possibly reduced) shareholder services and different fees and expenses.

Each Reorganization, if it is approved by shareholders and all conditions to the closing are satisfied, is expected to occur sometime in late 2010, although any Reorganization may be delayed. Additional information about the special shareholders meeting at which the Reorganizations will be considered, including a description of the applicable Reorganization and information about fees, expenses, risk factors and conditions to closing, was provided to shareholders of each CCM Fund in a prospectus/proxy statement that was mailed in June 2010.

NFJ	NFJ provides investment management services to mutual funds, closed-end funds and institutional accounts. NFJ is an investment management firm organized as a Delaware limited liability company and is a wholly-owned subsidiary of AGIC, which, in turn, is wholly owned by Allianz. AGIC is the sole member of NFJ. See “AGIC” above. NFJ is the successor investment adviser to NFJ Investment Group, Inc., which commenced operations in 1989. Accounts managed and advised by NFJ (including both discretionary and non-discretionary accounts) had combined assets, as of September 30, 2010, of approximately $[ ] billion.

Each NFJ investment strategy is supported by a team of investment professionals. Every core team responsible for a Fund consists of two or more portfolio managers who work collaboratively, though ultimate responsibility for investment decisions applicable to the investment strategy’s model portfolio (which are typically implemented for all accounts managed by NFJ in that investment strategy) rests with the designated team leader (identified as “Lead” below). The core team members of each Fund, who are primarily responsible for the Fund’s day-to-day management, are listed below.

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

NFJ All-Cap Value Fund	Benno J. Fischer (Co-Lead)	2007	Managing Director and founding partner of NFJ. He has over 44 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

	Thomas W. Oliver (Co-Lead)	2007	Senior Vice President at NFJ. He has over 14 years’ experience in accounting, reporting and financial analysis. Prior to joining NFJ in 2005, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. Prior to joining Perot Systems Corporation, Mr. Oliver began his career as an auditor with Deloitte & Touche in 1995. He received his BBA and MCA degrees from the University of Texas in 1995 and 2005, respectively. He is both a CFA charterholder and a CPA.

NFJ Dividend Value Fund	Benno J. Fischer (Lead)	2000 (Inception)	See above.

	L. Baxter Hines	2010	Vice President and Portfolio Manager at NFJ. He has over 5 years experience in equity research and investment consulting. Prior to joining NFJ in 2008, Mr. Hines attended the University of Texas where he received his MBA from the McCombs School of Business. Before attending business school, Mr. Hines worked as a market data specialist for Reuters. He received his BA in Economics from the University of Virginia in 2001.

	Paul A. Magnuson	2008	Managing Director at NFJ. He is a Portfolio Manager with over 24 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Quantitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

	R. Burns McKinney	2007	Senior Vice President at NFJ. He has over 13 years’ experience in equity research, financial analysis and investment banking. Prior to joining NFJ in 2006, he was an equity analyst covering the energy sector for Evergreen Investments. Prior to 2001, Mr. McKinney was a Vice President in equity research at Merrill Lynch and an equity analyst at Morgan Stanley. Mr. McKinney began his career as an investment banking analyst at Alex Brown & Sons in 1996. Mr. McKinney received his BA in Economics from Dartmouth College in 1996 and his MBA from the Wharton School of Business in 2003. He is a CFA charterholder.

	Thomas W. Oliver	2006	See above.

134	Allianz Funds

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

NFJ International Value Fund	Benno J. Fischer (Lead)	2003* (Inception)	See above.

	L. Baxter Hines	2010	See above.

	Paul A. Magnuson	2008	See above.

	R. Burns McKinney	2006	See above.

	Thomas W. Oliver	2006	See above.

NFJ Large-Cap Value Fund	Thomas W. Oliver (Lead)	2008	See above.

	Paul A. Magnuson	2000 (Inception)	See above.

	Benno J. Fischer	2000 (Inception)	See above.

	R. Burns McKinney	2010	See above.

NFJ Mid-Cap Value Fund	Thomas W. Oliver (Lead)	2006	See above.

	Benno J. Fischer	2006 (Inception)	See above.

NFJ Renaissance Fund	Paul A. Magnuson (Lead)	2009	See above.

	Benno J. Fischer	2009	See above.

	Morley D. Campbell	2009	Portfolio Manager at NFJ. He has over 5 years of experience in investment and financial analysis. Prior to joining NFJ Investment Group in 2007, Mr. Campbell attended Harvard Business School, where he received an MBA. Before business school, Mr. Campbell worked as an investment banking analyst for Lazard and Merrill Lynch. He received his BBA degree in Finance from the University of Texas in 2003.

NFJ Small-Cap Value Fund	Paul A. Magnuson (Lead)	1995	See above.

	Morley D. Campbell	2008	See above.

	Benno J. Fischer	1991 (Inception)	See above.

* Prior to April 1, 2005, Mr. Fischer, together with another individual, managed the NFJ International Value Fund in his capacity as an officer of the Trust.

RCM	RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. As of September 30, 2010, RCM had approximately $[ ] billion in assets under management. RCM was formerly known as Dresdner RCM Global Investors LLC.

The individuals at RCM listed below have or share primary responsibility for managing the noted Funds.

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

RCM Disciplined International Equity Fund	Ara J. Jelalian, CFA	2005	Director, Senior Portfolio Manager for International Equities. Prior to joining RCM in 1998, Mr. Jelalian spent 7 years with Capital Resources (formerly SEI Capital Resources) where he held positions as Managing Director of Research and Director of International Research. Prior to SEI, Mr. Jelalian spent 7 years as an International Economist with First Chicago Corporation.

RCM Global Resources Fund	Paul D. Strand, CFA	2004 (Inception)	Director, Senior Research Analyst and Sector Head, U.S. Resources. Mr. Strand is responsible for analytical coverage of integrated oil, oil and gas production, refiners and oil services within the energy sector. Prior to joining RCM in 2003, he worked as a Senior Equity Analyst at Advantus Capital Management for 4 years, covering energy and consumer staples.

RCM Global Small-Cap Fund**	Louise M. Laufersweiler, CFA (Lead)	2010	Director, Chief Investment Officer for U.S. Mid Cap Equities and U.S. Small Cap Equity strategies. She has senior portfolio management responsibilities for both mid cap and small cap equity strategies. She also worked for five years in the RCM research department as an associate in the financial services and cyclical sectors. Prior to joining RCM in 1982, Ms. Laufersweiler worked at Hambrecht and Quist.

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	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

	Timothy McCarthy, CFA	2010	Portfolio Manager. Mr. McCarthy joined the Small Cap team in 2005. He has primary responsibility for the Financial Services sector and also has responsibility for all quantitative areas within the Small Cap team. Prior to joining the Small Cap team, Mr. McCarthy was a member of the Quantitative Analytics & Risk Strategy Group where he supported the firm’s equity portfolio management process in all quantitative areas. Prior to joining RCM in 2003, he worked at FactSet Research Systems as a Portfolio Product Specialist. He received a B.S. in Business Administration, with a concentration in Finance, from the University of Vermont, is a CFA charterholder, and is a member of the Security Analysts of San Francisco.

	Andrew Neville	2010	Portfolio Manager. Mr. Neville joined RCM in July 2004 as a portfolio manager specializing in UK small and mid-cap company portfolios. He also has responsibility for analyzing the mid-cap universe which provides input into the Mid-Cap, Growth, High Alpha and Core portfolios. Mr. Neville joined RCM from Baring Asset Management where he managed the Baring UK Smaller Companies Trust as well as a number of UK smaller companies institutional mandates. Prior to joining Baring, Mr. Neville trained as a portfolio manager at AIB Govett Asset Management. Mr. Neville is a qualified chartered accountant and has also previously worked as an audit manager for Deloitte & Touche.

	Dennis Lai	2010	Portfolio Manager. Mr. Lai joined the Group as a portfolio manager in June 2003, following a two-year stint as the head of Asian small- and mid-cap research with Cazenove Asia. He is currently the fund manager for Allianz GIS RCM Little Dragons Fund. From 1994, Mr. Lai spent seven years as an investment manager with Special Assets. From 1991 to 1993 he served as chief financial officer for Bridestowe Estates in Australia. From 1986 to 1991 he worked in the accounting sector for Anglo Chinese Corporate Finance, Citicorp and Price Waterhouse in Hong Kong. Mr. Lai attained a Masters of Commerce, majoring in finance, in 1986 at the University of New South Wales in Sydney. He has been a member of the Australian Society of Chartered Accountants since 1989 and an associate member of the Securities Institute of Australia since 1994.

RCM Large-Cap Growth Fund	Raphael L. Edelman (Lead)	2004	Director and Chief Investment Officer of the U.S. Large Cap Core Growth Equity Portfolio Management Team. Prior to joining RCM in 2004, he spent 20 years at Alliance Capital Management as a Portfolio Manager and Research Analyst.

	Peter A. Goetz, CFA	2005	Director and Senior Portfolio Manager on the U.S. Large Cap Equity Portfolio Management Team. Prior to joining RCM in 1999, he worked at Jurika & Voyles, as a Vice President and Portfolio Manager for three years. Previously, he worked as Vice President and Senior Portfolio Manager at Bank of America Private Asset Management.

	Scott T. Migliori, CFA	2009	Managing Director, Chief Investment Officer of U.S. Large Cap Select Growth and Focused Growth strategies and CIO of RCM San Francisco. Prior to joining RCM in 2003, Mr. Migliori worked at Provident Investment Counsel, Inc. as Portfolio Manager and Analyst for mid- and small-cap growth funds. He received his BS in Accounting from the University of Southern California, his JD from the Boalt Hall School of Law at the University of California, Berkeley, and his MBA from the Anderson School at the University of California, Los Angeles.

	Joanne L. Howard, CFA	2005	Managing Director and Senior Portfolio Manager of the U.S. Large Cap Core Growth Equities Portfolio Management Team. She also previously served as RCM’s Private Client Group CIO from 1996 to 2002, where she continues to serve as a Senior Portfolio Manager. Prior to joining RCM in 1992, she spent 17 years with Scudder, Stevens & Clark as Managing Director and Senior Portfolio Manager of the Quality Growth team.

	Edward S. Painvin, CFA, CMT	2009	Director, Senior Portfolio Manager for U.S. Large Cap Select Growth and Focused Growth strategies on the U.S. Large Cap Equities Team. Mr. Painvin joined RCM in 2000 as a research analyst in the technology sector. In 2003, he transitioned to the U.S. Large Cap Team as an assistant portfolio manager. Previously, Mr. Painvin worked as a private equity analyst and portfolio manager for personal trust accounts and as a health care equity research analyst at Wachovia Asset Management for three years. He received his BA in Accounting from Flagler College and his MBA in Finance from Wake Forest University.

RCM Mid-Cap Fund	Louise M. Laufersweiler, CFA (Lead)	2005	See above.

136	Allianz Funds

	Portfolio
Allianz Fund	Managers	Since	Recent Professional Experience

	Steven Klopukh, CFA	2005	Director, Portfolio Manager for U.S. Mid Cap Equities. He joined RCM in 2002 as an equity analyst and assistant portfolio manager on the Mid Cap equity team. Prior to joining RCM in 2002, Mr. Klopukh was a Vice President and fundamental equity analyst at CDC Investment Management Corp. and was involved in managing its quantitatively-enhanced, risk-targeted Large-Cap Core and Market-Neutral equity strategies from 1999 to 2001.

RCM Strategic Growth Fund	Raphael L. Edelman*	2006 (Inception)	See above.

	Todd G. Hawthorne*	2007	Vice President, Equity Derivatives Strategy. Prior to joining RCM in 2006, he spent four years with RS Investments as the Head of Equity Derivative Strategy for the Paisley hedge fund family.

RCM Technology Fund	Walter C. Price, Jr. CFA*	1995 (Inception)	Managing Director, Senior Analyst and Co-Portfolio Manager of the RCM Technology Fund. He joined RCM in 1974 as a senior securities analyst in technology and became a principal in 1978.

	Huachen Chen, CFA*	1995 (Inception)	Senior Portfolio Manager and Co-Portfolio Manager of the RCM Technology Fund. Mr. Chen joined RCM as an analyst in 1984, and became a principal in 1994. At RCM, he has provided analytical coverage of many sectors within technology, as well as the electrical equipment and multi-industry areas.

RCM Wellness Fund	Ken Tsuboi, CFA, CIC (Lead)	2007	Director, Senior Research Analyst and Sector Head, U.S. Healthcare. Mr. Tsuboi joined RCM in 1996 and became a member of RCM’s Healthcare Team in 2000. In 2005, Mr. Tsuboi was promoted to Head of RCM’s Healthcare Team. From 1996 to 2000, Mr. Tsuboi was an Asset-Backed Analyst for RCM’s fixed income team. Prior to joining RCM, he was a Senior Portfolio Strategist at Payden & Rygel. Mr. Tsuboi began his career in 1987 with Morgan Stanley.

	Michael Dauchot, MD, CFA	1999-2004; 2005	Director, Senior Research Analyst, U.S. Healthcare. Dr. Dauchot re-joined RCM in 2005 as Senior Research Analyst and Lead Portfolio Manager of the Wellness Fund. Dr. Dauchot first joined RCM in 1999, and served as a Senior Research Analyst and Sector Fund Manager in the healthcare group, focusing on medical technology and emerging pharmaceuticals. In 2004, he entered the hedge fund industry, joining Pequot Capital Management as a Principal and Healthcare Analyst. Prior to RCM, he was a junior research analyst in the healthcare industry at BancBoston Robertson Stephens, where he also specialized in medical technology and diagnostic companies. He graduated from Case Western Reserve University, Phi Beta Kappa and Magna Cum Laude, with a degree in Chemistry before earning his M.D. from the University of Cincinnati College of Medicine. Dr. Dauchot earned his MBA from the J.L. Kellogg School of Management at Northwestern University.

	Dan Hunt	2008	Vice President, Research Analyst, U.S. Healthcare. Mr. Hunt joined the firm as a Generalist on the Healthcare team after spending three years at SG Cowen & Co. in New York, most recently as a Trading Analyst/Research Liaison. At SG Cowen, he was responsible for proprietary and client-directed investment idea generation across sectors, with an emphasis on healthcare. He was appointed (as the youngest member) to SG Cowen’s seven person Investment Policy Committee. Prior to joining SG Cowen, he worked for Thomson Financial/Carson in New York as a Senior Associate within Capital Markets Intelligence. He received his BA from Stanford University where he graduated with High Honors. He also earned his MS in International Relations, with Distinction, from the London School of Economics and Political Science. He is a CFA level II candidate.

	Paul A. Wagner, PhD, CFA	2008	Director, Senior Research Analyst, U.S. Healthcare. Mr. Wagner joined RCM in 2006 with over seven years of experience. He joined RCM from PDL BioPharma, where he worked in corporate and business development. Prior to PDL BioPharma, he was a vice president and senior equity research analyst in the biotechnology sector at Lehman Brothers. He has a PhD in Chemistry from the California Institute of Technology. He received his BS in Chemistry from the University of Wisconsin.

* Individuals share joint responsibility for the day-to-day management of the Fund.

** The RCM Global Small-Cap Fund’s portfolio management team consists of two U.S.-based portfolio managers, Ms. Laufersweiler and Mr. McCarthy, who are responsible for North American security selection and the Fund’s overall global portfolio construction. They are supported by regional portfolio managers Mr. Neville, who is responsible for identifying European investment opportunities, and Mr. Lai, who is responsible for Asia-Pacific investment opportunities. Ms. Laufersweiler serves as the Lead Portfolio Manager.

Adviser/Sub-Adviser Relationship	Shareholders of each Fund (except the NFJ Dividend Value, NFJ Large-Cap Value and CCM Mid-Cap Funds) have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more sub-advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the SEC (the “Exemptive Order”). One

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of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. In addition, the Exemptive Order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless those affiliates are substantially wholly-owned by Allianz. Because RCM is not wholly-owned by Allianz, the Exemptive Order does not currently apply to Funds sub-advised by RCM. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has the responsibility to oversee the Funds’ sub-advisers and to recommend their hiring, termination and replacement.

Distributor	The Trust’s distributor is Allianz Global Investors Distributors LLC (“AGID” or the “Distributor”), an indirect subsidiary of Allianz, Allianz Global Fund Management’s parent company. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the SEC.

Regulatory and Litigation Matters	In September 2004, Allianz Global Fund Management, PEA Capital LLC (“PEA”) and AGID settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund (now the AGIC Growth Fund), the PEA Opportunity Fund (now the AGIC Opportunity Fund), the PEA Innovation Fund and the PEA Target Fund (now the AGIC Target Fund). PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, Allianz Global Fund Management, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. Subsequent to these events, PEA deregistered as an investment adviser and dissolved.

Since February 2004, Allianz Global Fund Management, AGID and certain of their employees have been defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland (the “MDL Court”). The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, on behalf of Fund shareholders or the Funds themselves, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders. After a number of claims in the lawsuits were dismissed by the MDL Court, the parties entered into a stipulation of settlement, which was publicly filed with the MDL Court in April 2010, resolving all remaining claims, but the settlement remains subject to the approval of the MDL Court.

In July 2008, two individual shareholders of the Allianz AGIC Target Fund and one individual shareholder of the Allianz AGIC Growth Fund filed a civil action in Suffolk Superior Court in The Commonwealth of Massachusetts against the Trust and each of its Trustees to compel the Trust to allow the shareholders to inspect various books, records and other documents relating to the Trust’s securities lending program (the “Program”). The Trust ceased participating in the Program effective March 16, 2009. Prior to bringing this action, these same shareholders had made demands relating to the Program, which the independent Trustees rejected. The action sought inspection rights, but not any monetary damages other than reasonable attorneys’ fees and related costs. The Court has since made rulings dismissing the individual Trustees from the lawsuit and denying injunctive relief against the only remaining defendant, the Trust, and subsequently entered judgment in favor of the Trust on all counts. The plaintiffs have since appealed the Court’s legal ruling, and that appeal is in process. The Trust intends to continue to defend this action vigorously.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, Allianz Global Fund Management and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on Allianz Global Fund Management’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of Allianz Global Fund Management, AGID or the Funds’ sub-advisers to perform their respective contracts with respect to the Funds.

138	Allianz Funds

Classes of Shares—Class A, B, C and R Shares

For each Fund in this Prospectus, the Trust offers investors Class A and Class C shares. As noted in the Fund Summaries above, certain Funds also offer Class B and/or Class R shares. Subject to the qualifications described below under “Sale of Class B Shares,” effective November 1, 2009, Class B shares of the Funds are longer be available for purchase. Each class of shares is subject to different types and levels of sales charges (if applicable) and other fees than the other classes and bears a different level of expenses.

Before purchasing shares of the Funds directly, an investor should inquire about the other classes of shares offered by the Trust and particular Funds, some of which are offered in different prospectuses. As described within the applicable prospectus, each class of shares has particular investment eligibility criteria and is subject to different types and levels of charges, fees and expenses than the other classes. An investor may call the Distributor at 1-800-426-0107 for information about other investment options.

Class A, Class B and Class C shares are generally available for purchase by all investors, subject to the satisfaction of investment minimums described below under “How to Buy and Sell Shares—Investment Minimums & Minimum Account Size,” whereas Class R shares are generally available only to “specified benefit plan” investors as described below under “How to Buy and Sell Shares—Buying Shares—R Shares.” Subject to eligibility, the class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust’s multi-class arrangements is included in the Statement of Additional Information, which can be obtained free of charge from the Distributor.

Class A Shares	• You pay an initial sales charge of up to 5.50% when you buy Class A shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

•   You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Statement of Additional Information for details.

•   Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders, but pay initial sales charges that do not apply to Class B or Class C shares.

•   You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Statement of Additional Information for details.

Class B Shares
•   You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially. Class B shares might be preferred by investors who intend to invest in the Funds for longer periods and who do not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares.

•   You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Statement of Additional Information for details.

•   Class B shares are subject to higher 12b-1 fees than Class A shares for the first seven years (eight years for Class B shares purchased after December 31, 2001 but before October 1, 2004) they are held. During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

•   Class B shares purchased on or before December 31, 2001 or after September 30, 2004 automatically convert into Class A shares after they have been held for seven years (eight years for Class B shares purchased after December 31, 2001 but before October 1, 2004). After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares.

• For more information about the CDSC calculation and conversion date of shares received in an exchange, please see the Statement of Additional Information.

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Class C Shares	• You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

• You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase.

• Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

•   Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after seven (or eight) years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than seven (or eight) years.

Class R Shares	• Class R shares are generally available only to specified benefit plans. See “How to Buy and Sell Shares—Class R Shares” below for additional information on eligible investors.

•   You do not pay an initial sales charge when you buy Class R shares and you are not charged a CDSC for redeeming Class R shares, however, you may be charged transaction fees and/or other charges as noted below.

• Class R shares are subject to higher 12b-1 fees than Class A shares and lower 12b-1 fees than Class B and Class C shares.

All Classes	Some or all of the payments described below are paid or “reallowed” to financial intermediaries. See the Statement of Additional Information for details. The following provides additional information about the sales charges and other expenses associated with each share Class.

Initial Sales Charges— Class A Shares	This section includes important information about sales charge reduction programs available to investors in Class A shares of the Funds and describes information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Funds is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. Investors who purchase $1,000,000 or more of any Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of 1% if they redeem such shares during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

	Sales Charge	Sales Charge
	as % of Net	as % of Public
Amount of Purchase	Amount Invested	Offering Price

$0–$49,999	5.82%	5.50%

$50,000–$99,999	4.71%	4.50%

$100,000–$249,999	3.63%	3.50%

$250,000–$499,999	2.56%	2.50%

$500,000–$999,999	2.04%	2.00%

$1,000,000 +	0.00%	0.00%

Investors in the Funds may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one or more Funds or series of Allianz Funds Multi-Strategy Trust or PIMCO Funds (other than the PIMCO Money Market Fund) or PIMCO Equity Series that offer Class A shares (together, “Eligible Funds”), are summarized below and are described in greater detail in the Statement of Additional Information.

Right of Accumulation and Combined Purchase Privilege (Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sale charge on Class A shares (the “Right of Accumulation” or “Cumulative Quantity Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A, B, and C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor for purposes of determining the applicable front-end sales charge.

140	Allianz Funds

The term “Qualifying Investor” refers to:

         (i) an individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member)

or

(ii) a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved

or

(iii) an employee benefit plan of a single employer

* For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

For example, the following illustrates the operation of the Right of Accumulation:

•   If a shareholder owned Class A shares of the AGIC Opportunity Fund with a current net asset value of $10,000, Class B shares of the RCM Technology Fund with a current net asset value of $5,000 and Class C shares of the AGIC Target Fund with a current net asset value of $10,000 and he wished to purchase Class A shares of the AGIC Growth Fund with a purchase price of $30,000 (including sales charge), the sales charge for the $30,000 purchase would be at the 4.50% rate applicable to a single $55,000 purchase of shares of the AGIC Growth Fund, rather than the 5.50% rate that would otherwise apply to a $30,000 purchase. The discount will be applied only to the current purchase (i.e., the $30,000 purchase), not to any previous transaction.

Please see the Statement of Additional Information for details and for restrictions applicable to shares held by certain employer-sponsored benefit programs.

Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are fully described in the Statement of Additional Information.

Method of Valuation of Accounts. To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.

Sales at Net Asset Value. In addition to the programs summarized above, the Funds may sell their Class A shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to: Trustees of the Funds; employees of the Adviser, Sub-Advisers and Distributor; employees of participating brokers; certain trustees or other fiduciaries purchasing shares for retirement plans; participants investing in certain “wrap accounts” and investors who purchase shares through a participating broker who has waived all or a portion of the payments it normally would receive from the Distributor at the time of purchase. In addition, Class A shares of the Funds issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Required Shareholder Information and Records. In order for investors in Class A shares of the Funds to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify the Distributor

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that the investor qualifies for such a reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or the Distributor to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Funds or other Eligible Funds held in:

• all of the investor’s accounts held directly with the Trust or through a financial intermediary;

• any account of the investor at another financial intermediary; and

• accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.

The Trust makes available free of charge, on the Fund’s Web site at http://www.allianzinvestors.com, information regarding eliminations of and reductions in sales loads associated with Eligible Funds.

Initial Sales Charges— Class B, Class C and Class R Shares	As discussed above, Class B, Class C and Class R shares of the Funds are not subject to an initial sales charge.

Contingent Deferred Sales Charges (CDSCs)—Class B and Class C Shares	Unless you are eligible for a waiver, if you sell (redeem) your Class B or Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class B or Class C shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Class B Shares	Years Since Purchase	Percentage Contingent
	Payment was Made	Deferred Sales Charge

	First	5

	Second	4

	Third	3

	Fourth	3

	Fifth	2

	Sixth	1

	Seventh and thereafter	0 *

* After the seventh year, Class B shares of the Funds purchased after September 30, 2004 convert into Class A shares as described below. Class B shares of the Funds purchased before October 1, 2004 convert into Class A shares after the eighth year.

Class C Shares	Years Since Purchase	Percentage Contingent
	Payment was Made	Deferred Sales Charge

	First	1

	Thereafter	0

CDSCs on Class A Shares	Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or if you are eligible for a waiver of the CDSC. See ‘Reductions and Waivers of Initial Sales Charges and CDSCs’ below.

How CDSCs are Calculated	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV per share of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share. CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares that will incur the lowest CDSC.

142	Allianz Funds

For example, the following illustrates the operation of the Class B CDSC:

•   Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

Reductions and Waivers of Initial Sales Charges and CDSCs	The initial sales charges on Class A shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Statement of Additional Information for details. The Statement of Additional Information is available free of charge from the Distributor.

Sales of Class B Shares	Effective November 1, 2009, Class B shares of the Funds are no longer available for purchase, except through exchanges and dividend reinvestments as discussed below. Class B shareholders may continue to hold such shares until they automatically convert to Class A shares under the existing conversion schedule, as outlined in above under “Class B shares.” Dividends and capital gain distributions paid on outstanding Class B shares may continue to be reinvested in Class B shares in accordance with the Funds’ current policies. In addition, Class B shareholders may continue to exchange their shares for Class B shares of other Funds, or for series of Allianz Funds Multi-Strategy Trust, PIMCO Funds and PIMCO Equity Series that have Class B shares outstanding in accordance with the Funds’ current policies. In certain circumstances, Class B shares of a Fund may also be exchanged directly for shares of another Class of the same Fund, as described in the Statement of Additional Information. Class B shareholders who have direct accounts with the Funds that previously involved recurring investments in Class B shares of any of the Funds through the automated investment plans now have such recurring investments automatically redirected into Class A shares of the same Fund at net asset value, without any sales charges (loads). All other features of Class B shares, including Rule 12b-1 distribution and service fees, contingent deferred sales charge schedules and conversion features, remain unchanged and continue in effect. The Trust and the Distributor each reserves the right at any time to modify or eliminate these policies and restrictions, including on a case-by-case basis. Please call the Distributor at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Class R Shares— Specified Benefit Plans	Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, health care benefit funding plans and other specified benefit plans and accounts whereby the plan or the plan’s broker, dealer or other financial intermediary (“financial service firm”) has an agreement with the Distributor or the Adviser to utilize Class R shares in certain investment products or programs (collectively, “specified benefit plans”). In addition, Class R shares also are generally available only to specified benefit plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the benefit plan level or at the level of the plan’s financial service firm). Class R shares are not available to retail or institutional non-specified benefit plan accounts, traditional and Roth IRAs (except through omnibus accounts), Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans.

The administrator of a specified benefit plan or employee benefits office can provide participants with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Plan participants may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.

Eligible specified benefit plans generally may open an account and purchase Class R shares by contacting any financial service firm authorized to sell Class R shares of the Funds. Eligible specified benefit plans may also purchase shares directly from the Distributor. See “Buying Shares” below. Additional shares may be purchased through a benefit plan’s administrator or recordkeeper.

Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by specified benefit plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial service firms may also perform other functions, including generating confirmation statements, and may arrange with plan

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administrators for other investment or administrative services. Financial service firms may independently establish and charge specified benefit plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, specified benefit plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the Funds.

Financial service firms and specified benefit plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing shareholder servicing and other services. A firm or specified benefit plan may be paid for its services directly or indirectly by the Funds, the Adviser or an affiliate (normally not to exceed an annual rate of 0.50% of a Fund’s average daily net assets attributable to its Class R shares and purchased through such firm or specified benefit plan for its clients). The Distributor, the Administrator and their affiliates may pay a financial service firm or specified benefit plan an additional amount for sub-transfer agency or other administrative services as described under “Administrative Fees” above. Your specified benefit plan may establish various minimum investment requirements for Class R shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class R shares or the reinvestment of dividends. Plan participants should contact their plan administrator with respect to these issues. Plan administrators should contact their financial service firm for information about the firm. This Prospectus should be read in connection with the specified benefit plan’s and/or the financial service firm’s materials regarding its fees and services.

Distribution and Servicing (12b-1) Plans	The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. Class A shares pay only servicing fees. Class B, Class C and Class R shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund’s average daily net assets attributable to the particular class of shares):

	Servicing	Distribution
All Funds	Fee	Fee

Class A	0.25%	None

Class B	0.25%	0.75%

Class C	0.25%	0.75%

Class R	0.25%	0.25%

Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Therefore, although Class B, Class C, and Class R shares of the Funds do not pay initial sales charges, the distribution fees payable on Class B, Class C and Class R shares may, over time, cost you more than the initial sales charge imposed on Class A shares of the Funds. Also, because Class B shares purchased after September 30, 2004 convert into Class A shares after they have been held for seven years (eight years for Class B shares purchased before October 1, 2004) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

Payments to Financial Firms	Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial advisor (collectively, “financial firms”) through which a shareholder purchases shares. With respect to Class B and Class C shares, the financial firms are also paid at the time of your purchase a commission equal to 4.00% and 1.00%, respectively, of your investment in such share classes. Please see the Statement of Additional Information for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, the Distributor, Allianz Global Fund Management and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the

144	Allianz Funds

financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor also makes payments to certain participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s or its affiliates’ expense. These payments are made to financial firms selected by the Distributor, generally to the firms that have sold significant amounts of shares of the Funds or other Allianz-sponsored funds. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of the Trust and Allianz Funds Multi-Strategy Trust and 0.03% of the assets invested in series of PIMCO Funds and PIMCO Equity Series. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor makes payments of an agreed-upon amount that normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few relationships on different bases. Currently, the payments described in this paragraph are not generally made with respect to Class R shares. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms and make payments to financial firms to help offset the cost associated with processing transactions in Fund shares.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor or plan administrator and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Funds use financial firms that sell Fund shares to effect transactions for the Funds’ portfolios, the Funds, the Adviser and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the Statement of Additional Information.

The Distributor also makes payments for sub-transfer agency and other administrative services to selected financial intermediaries that sell Fund shares. Please see “Management of the Funds—Administrative Fees” above.

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How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds. More detailed information about the Trust’s purchase, sale and exchange arrangements for Fund shares is provided in the Statement of Additional Information. The Statement of Additional Information (which is available free of charge by writing the Distributor or calling 1-800-426-0107) provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

• Wire transfer procedures
• Automatic purchase, exchange and withdrawal programs
• Programs that establish a link from your Fund account to your bank account
• Special arrangements for tax-qualified retirement plans
• Investment programs that allow you to reduce or eliminate initial sales charges
• Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments	When you buy shares of the Funds, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC or other fee. NAVs are ordinarily determined at the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on each day the New York Stock Exchange is open. See “How Fund Shares Are Priced” below for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after an order is received by the Distributor. There are certain exceptions where an order is received by the Distributor from a broker, dealer, or financial service firm after NAV is determined that day. Such an order will be processed at that day’s NAV if it was received by the broker, dealer, or firm from its customer or specified benefit plan prior to the NAV determination and was received by the Distributor on the morning of the following business day, ordinarily before 9:30 a.m., Eastern time. Please see the Statement of Additional Information for details.

Investors who purchase shares through specified benefit plans should be aware that plan administrators may aggregate purchase, redemption and exchange orders for participants in the plan. Therefore, there may be a delay between the time you place an order with the plan administrator and the time the order is forwarded to the Trust’s transfer agent, Boston Financial Data Services, Inc. (“Transfer Agent”), for execution.

The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day’s NAV).

Buying Shares— Classes A, B and C	You can buy Class A, Class B or Class C shares of the Funds in the following ways:

    •   Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

    •   Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to Allianz Global Investors Distributors LLC along with a completed application form, as described under “All Share Classes” below, to:

Allianz Global Investors Distributors LLC P.O. Box 8050 Boston, MA 02266-8050

The Distributor accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Global Investors Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

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The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

The Statement of Additional Information describes a number of additional ways you can make direct investments, including through the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. You can obtain the Statement of Additional Information free of charge from the Distributor by written request or by calling 1-800-426-0107.

Buying Shares— Class R Shares	Class R shares of each Fund are continuously offered to specified benefit plans. See “Class R shares—Specified Benefit Plans” above. Plan participants may purchase Class R shares only through their specified benefit plans. In connection with purchases, specified benefit plans are responsible for forwarding all necessary documentation to their financial service firm or the Distributor. Specified benefit plans and financial service firms may charge for such services.

Specified benefit plans may also purchase Class R shares directly from the Distributor. To make direct investments, a plan administrator must open an account with the Distributor and send payment for Class R shares either by mail or through a variety of other purchase options and plans offered by the Trust. Specified benefit plans that purchase their shares directly from the Trust must hold their shares in an omnibus account at the specified benefit plan level.

Specified benefit plans which wish to invest directly by mail should send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC P.O. Box 8050 Boston, MA 02266-8050

The Distributor accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. Investors may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Global Investors Distributors LLC and should clearly indicate the relevant account number. Investors should call the Distributor at 1-800-426-0107 if they have any questions regarding purchases by mail.

Class R shares of the Funds will be held in a plan participant’s account (which in turn may hold Class R shares through the account of a financial service firm) and, generally, specified benefit plans will hold Class R shares (either directly or through a financial service firm) in nominee or street name as the participant’s agent. In most cases, the Trust’s transfer agent, Boston Financial Data Services, Inc., will have no information with respect to or control over accounts of specific Class R shareholders and participants may obtain information about their accounts only through their plan. In the interest of economy and convenience, certificates for Class R shares will not be issued.

Disclosure Relating to the NFJ Small-Cap Value Fund	Shares of the NFJ Small-Cap Value Fund are currently not available for purchase by any investor, including new investors and investors who already own shares of the Fund, or for exchanges by shareholders of other Funds or of other series of Allianz Funds Multi-Strategy Trust, PIMCO Funds and PIMCO Equity Series, except that participants in a specified benefit plan that offered the Fund as an investment option as of August 31, 2009 may still purchase or exchange for shares of the Fund thereafter so long as the Plan continues to so offer the Fund. Specified benefit plan, for these purposes, include 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and healthcare benefit funding plans. In addition, college savings plans established under Section 529 of the Internal Revenue Code for which the Distributor and its affiliates provide management services, and target date and target risk funds-of-funds that are advised or sub-advised by Allianz Global Investors Solutions LLC, may invest in the Fund notwithstanding these restrictions. These restrictions shall not apply to the reinvestment of distributions in shares of the Fund by existing shareholders of the Fund. The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis. Please call the Distributor at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Investment Minimums	The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The Trust does not currently issue share certificates.

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The following investment minimums apply for purchases of Class A, Class B and Class C shares.

Initial Investment	Subsequent Investments
$1,000 per Fund	$50 per Fund

The minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. The Trust or the Distributor may lower or waive the minimum investment for certain categories of investors at their discretion. Please see the Statement of Additional Information for details.

For Class R shares of the Funds, specified benefit plans may establish various minimum investment and account size requirements. Plan participants should contact their plan administrator for more information.

Abusive Trading Practices	The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing”. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds.

Certain of the Funds’ investment strategies may make the Funds more susceptible to market timing activities. For example, since certain Funds may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Funds’ non-U.S. portfolio securities and the determination of the Funds’ NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for the Funds’ potential investment in securities of smaller capitalization companies, securities of issuers located in emerging markets or any high-yield or other securities that are thinly traded and more difficult to value.

To discourage excessive, short-term trading and other abusive trading practices, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Funds and their shareholders. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through a combination of methods. To the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the NAV of the fund’s shares, that fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

The Trust also seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and the Adviser each reserves the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Adviser, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust and its service providers may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Trust and its service providers to identify short-term transactions in the Funds. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds, there can be no assurance of success in this regard.

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Minimum Account Size	Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Funds and series of Allianz Funds Multi-Strategy Trust, PIMCO Funds and PIMCO Equity Series accounts exceeds $50,000.

Exchanging Shares	Except as provided below, you may exchange your Class A, Class B, Class C or Class R shares of any Fund for the same Class of shares of any other Fund or series of Allianz Funds Multi-Strategy Trust, PIMCO Funds or PIMCO Equity Series that offers the same Class of shares. Shares are exchanged on the basis of their respective NAVs (without a sales charge) next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees.

For Class A, Class B, and Class C shares, exchanges are subject to the $1,000 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the Allianz Funds and PIMCO Funds Auto-Exchange plan. In addition, for taxable shareholders, an exchange is generally a taxable event that will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this Prospectus and “Taxation” in the Statement of Additional Information.

For Class R shares, specified benefit plans or financial service firms may impose various additional fees and charges, investment minimums and other requirements with respect to exchanges. Specified benefit plans may also limit exchanges to Funds offered as investment options in the plan, and may establish certain privileges with respect to exchanges of Class R shares. Plan participants should contact their plan administrators to exchange Class R shares and for additional information about the exchange privilege. Plan administrators should contact their financial service firm for information about the firm. You may exchange Class R shares only with respect to Funds or other eligible series that are registered in your state of residence or where an exemption from registration is available.

In certain circumstances, shares of one Class of a Fund may also be exchanged directly for shares of another Class of the same Fund, as described in the Statement of Additional Information. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust and the Adviser each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Adviser, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. See “Abusive Trading Practices” below. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, Class B, Class C and/or Class R shares. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners.

The Statement of Additional Information provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options.

Selling Shares— Class A, B and C	You can sell (redeem) Class A, Class B or Class C shares of the Funds in the following ways:

    •   Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts in return for its services, which will reduce your return.

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    •   Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, Boston Financial Data Services, Inc., P.O. Box 8050, Boston, MA 02266-8050:

         (1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

         (2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Guarantee” below;

(3) any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

         (4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request if they are held in broker “street name” accounts—you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under “Signature Guarantee” below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Statement of Additional Information describes a number of additional ways you can redeem your shares, including:

• Telephone requests to the Transfer Agent
• Expedited wire transfers
• Automatic Withdrawal Plan
• Allianz Funds and PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Statement of Additional Information describes each of these options and provides additional information about selling shares. You can obtain the Statement of Additional Information free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Selling Shares— Class R Shares	Class R shares may be redeemed through the investor’s plan administrator on any day the NYSE is open. Investors do not pay any fees or other charges to the Trust or the Distributor when selling shares, although specified benefit plans and financial service firms may charge for their services in processing redemption requests. Please contact the plan or firm for details.

Subject to any restrictions in the applicable specified benefit plan documents, plan administrators are obligated to transmit redemption orders to the Distributor or their financial service firm promptly and are responsible for ensuring that redemption requests are in proper form. Specified benefit plans and financial service firms will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge for their services. Redemption proceeds will be forwarded to the specified benefit plan or financial service

150	Allianz Funds

firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

Redemption Fees	The Trust does not charge any redemption fees on the redemption or exchange of Fund shares.

Other Redemption Information	Redemptions of all Classes of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures, as more fully described below. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares, which may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

Timing of Redemption Payments	For Class A, Class B and Class C shares, redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

For Class R shares, redemption proceeds will be forwarded to the specified benefit plan or financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

Redemptions in Kind	The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated Shares	The Trust no longer issues shares certificates. If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Guarantee” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Medallion Signature Guarantee	When a signature guarantee is called for, a “Medallion” signature guarantee will be required. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion program recognized by the Securities Transfer Association. The three recognized Medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized Medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

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A Medallion signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Verification of Identity	To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person who opens a new account:

1. Name. 2. Date of birth (for individuals). 3. Residential or business street address. 4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents	To reduce expenses, it is intended that only one copy of a Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

152	Allianz Funds

How Fund Shares Are Priced

The net asset value per share (“NAV”) of each class of a Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Trust’s global and international Funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of non-U.S. securities, and other Funds may do the same depending upon the extent of non-U.S. securities held in their portfolios. The Funds’ use of fair value pricing may help deter “stale price arbitrage,” as discussed above under “Abusive Trading Practices.”

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

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Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on certain classes of shares are expected to be lower than dividends on other shares as a result of the administrative fees, distribution and/or servicing fees or other expenses applicable only to certain classes of shares. The table below shows when each Fund intends to declare and distribute income dividends to shareholders of record. To the extent a significant portion of the securities held by a Fund fluctuate in the rate or frequency with which they generate dividends and income, or have variable or floating interest rates, the amounts of the Fund’s income distributions to shareholders are expected to vary.

Allianz Fund	At Least Annually	Quarterly	Monthly

AGIC Income & Growth Fund			•

NFJ Dividend Value, NFJ International Value, NFJ Large-Cap Value, and NFJ Mid-Cap Value Funds		•

All other Funds	•

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

• Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.

    •   Invest all distributions in shares of the same class of any other Fund or series of Allianz Funds Multi-Strategy Trust, PIMCO Funds or PIMCO Equity Series that offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. Class R shareholders may utilize this distribution option only if it is offered by your specified benefit plan, and only with respect to Funds or other series that are investment options offered by the plan. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

    •   Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107. For Class R shares, cash distributions will be credited to your account at your specified benefit plan if this option is elected when your account is established.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

For further information on distribution options, please contact your broker, plan administrator or other financial intermediary, or call the Distributor at 1-800-426-0107.

154	Allianz Funds

Tax Consequences

This section summarizes some of the important U.S. federal income tax consequences to U.S. persons of investing in the Funds. An investment in the Funds may have other tax implications. You should consult your tax advisor for information concerning the possible application of federal, state, local, or non-U.S. tax laws to you. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Each Fund has elected to be treated and intends to qualify each year as a regulated investment company under the Internal Revenue Code. A regulated investment company is not subject to U.S. federal income tax on income and gains that are distributed in a timely manner to shareholders. A Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and, consequently, a reduced return on your investment.

•   Taxes on Fund Distributions. If you are a shareholder subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. The Funds will provide you with an annual statement showing you the amount and tax character (e.g., ordinary or capital) of the distributions you received each year.

For U.S. federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains. Fund dividends consisting of distributions of investment income are taxable to you as ordinary income. The treatment of Fund distributions of capital gains is based on how long the Fund owned (or is deemed to have owned) the investments that generated those gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than 12 months over net short-term capital losses) that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011. Distributions of net short-term capital gains in excess of net long-term capital losses will be taxable to you as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed to individual shareholders at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds such Fund’s current and accumulated earnings and profits. In that case, the excess generally would be treated as a return of capital, which would reduce your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of your shares.

To the extent that a Fund has capital loss carryforwards from prior taxable years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. If that Fund then makes distributions of capital gains in excess of such reduced net capital gains, the amount of the excess will be supported by the Fund’s “current earnings and profits,” and will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Regardless of whether such excess amount is retained or distributed, the capital loss carryforwards that will remain available for future years are reduced by the excess of current-year capital gains over current-year capital losses.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and could receive a portion of your investment back as a taxable distribution.

•   Taxes When You Sell (Redeem) or Exchange Your Shares. Any gain resulting from the sale (or redemption) of Fund shares generally will be taxed to you as capital gain. When you exchange shares of a Fund for shares of another series, the transaction generally will be treated as a sale and any gain realized on such transfer will be taxed as capital gain.

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•   A Note on Non-U.S. Investments. A Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Eligible funds may be able to pass through to you a deduction or credit for foreign taxes. A Fund’s investments in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

•   Backup Withholding. The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder (i) who fails to properly furnish the Funds with a correct taxpayer identification number, (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding rate will likely be 28% for amounts paid before January 1, 2011 and is currently scheduled to increase to 31% for amounts paid thereafter.

156	Allianz Funds

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds identified in the Fund Summaries and under “Principal Investments and Strategies of Each Fund” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Adviser, the Sub-Advisers and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Common Stocks and Other Equity Securities	Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. Seeking earnings growth may result in significant investments in sectors that may be subject to greater volatility than other sectors of the economy. Companies that a Fund’s portfolio manager believes are undergoing positive change and whose stock the portfolio manager believes is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If a Fund’s portfolio manager’s assessment of a company’s earnings growth or other prospects is wrong, or if the portfolio manager’s judgment of how other investors will value the company is wrong, then the price of the company’s stock may fall or may not approach the value that the portfolio manager has placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. A Fund may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts, such as ADRs, EDRs and GDRs, as described under “Non-U.S. Securities” below.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference for the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stock may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specified and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.

Companies with Smaller Market Capitalizations	Companies that are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held

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securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets. Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. Companies with medium-sized market capitalizations also have substantial exposure to these risks. Furthermore, as companies’ market capitalizations fall due to declining markets or other circumstances, such companies will have increased exposure to these risks.

Initial Public Offerings	The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Industry Concentration	Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. See “Summary of Principal Risks—Focused Investment Risk” above.

Natural Resources. Funds that concentrate their investments in companies in the natural resources industries (including, but not limited to, the industry sub-sectors involving cyclical commodities, energy, paper and forest products, precious metals and utilities) will be subject to the risks particularly affecting natural resources companies. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.

The cyclical industries can be significantly affected by general economic trends, including employment, economic growth, interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in cyclical industries can adversely affect those industries. Furthermore, a company in the cyclical industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The energy industry can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other government regulations.

The paper and forest products industry can be significantly affected by the health of the economy, worldwide production capacity and interest rates, which can affect product pricing, costs and operating margins. These variables can also affect the level of industry and consumer capital spending for paper and forest products.

The utilities industry can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

The precious metals industry can be significantly affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. These factors may cause substantial price fluctuations for precious metals over short periods of time. The prices of precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious-metals related businesses.

158	Allianz Funds

Technology Sector. Funds that concentrate their investments in the technology sector will be subject to risks particular to that sector such as the risks of short product cycles of equipment, products and services, accelerated rates of product change and development, competition from new and existing companies, significant losses and/ or limited earnings, security price volatility, limited operating histories and management experience, patent and other intellectual property considerations. Technology companies are also affected by the risk that new equipment, products and services will not be commercially successful, or will become rapidly obsolete.

Wellness-Related Sector. Funds that concentrate their investments in the wellness-related sector will be subject to risks particular to that sector, including those of the following related industries.

The healthcare industry can be significantly affected by government regulation and reimbursement levels, changes in government subsidies, government approval of products and services that could have a significant effect on price and availability and rising costs of medical products and services. Changes in government and private payment systems, such as increased use of managed-care arrangements also affect the volatility of the industry. A healthcare company’s valuation is often based largely on potential and actual performance of a limited number of products.

The biotechnology industry can be significantly affected by rapid obsolescence of products, intense competition, patent expirations, risks associated with new regulations and changes to existing regulations. Other risks include dramatic fluctuation of economic prospects and share prices of biotechnology companies due to changes in the regulatory or completive environments and lengthy application processes and testing procedures for products.

The medical equipment, systems and delivery industry is significantly affected by patent considerations, rapid technological change and obsolescence, extensive government regulation and government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure and an emphasis on outpatient services.

The healthy-lifestyle industry can be significantly affected by the potential and actual performance of a limited number of products and services.

Non-U.S. Securities	The Funds may invest in foreign (non-U.S.) securities. The Funds (other than the RCM Funds) define non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). For the RCM Funds, RCM considers non-U.S. securities to include the following types of equity and equity-related instruments (together, for these purposes, “non-U.S. securities”): securities of companies that are organized or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; and securities of other investment companies investing primarily in such equity and equity-related non-U.S. securities. It is expected that the Funds’ non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges, however, the Funds may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S. markets.

The Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities could be subject to withholding and other foreign taxes. Non-U.S. securities often trade with less frequency and

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volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.

Emerging Market Securities	Each of the Funds that may invest in non-U.S. securities may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. Countries with emerging market economies are those with securities markets that are, in the opinion of the applicable Sub-Adviser, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Funds with percentage limitations on investments in emerging market securities calculate those limitations by defining “emerging market securities” as securities issued by companies organized or headquartered in emerging market countries. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in U.S. securities or in developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies	A Fund that invests directly in foreign (non-U.S.) currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or non-U.S. governments or central banks, or by currency controls or political developments. Currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Foreign Currency Transactions. The Funds, except for the CCM Funds, may (but are not required to) enter into forward foreign currency exchange contracts for a variety of purposes, such as hedging against foreign exchange risk arising from a Fund’s investment or anticipated investment in securities denominated in foreign currencies, gaining leverage and increasing exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, these Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Funds may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies or to increase

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exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, any such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. In addition, to the extent that it engages in foreign currency transactions, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s portfolio manager(s).

Derivatives	Unless otherwise stated in the Fund Summaries or under “Principal Investments and Strategies of Each Fund,” the Funds may, but are not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, a Fund may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. A Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Funds may buy, sell or otherwise utilize (unless otherwise stated in the Fund Summaries or under “Principal Investments and Strategies of Each Fund”) include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Funds that may use derivatives may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies; and may also purchase and sell futures contracts and options thereon with respect to securities, securities indexes, interest rates and foreign currencies. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments, and the use of certain derivatives may subject a Fund to the potential for unlimited loss. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be especially applicable to Funds that may write uncovered (or “naked”) options.

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Lack of Availability. Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. In addition, a Fund’s use of derivatives may accelerate and/or increase the amount of taxes payable by shareholders. Derivative instruments are also subject to the risk of ambiguous documentation. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Related Instruments	Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. See “Common Stocks and Other Equity Securities” above. To the extent that a Fund invests in equity-related instruments whose return corresponds to the performance of a non-U.S. securities index or one or more non-U.S. equity securities, investing in such equity-related instruments will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, a Fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. Equity-related instruments are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments. See “Derivatives” above. Equity-related instruments may be considered illiquid and thus subject to a Fund’s restrictions on investments in illiquid securities.

Defensive Strategies	In response to unfavorable market and other conditions, the Funds (except the CCM Funds) may deviate from their principal strategies by making temporary investments of some or all of their assets in high-quality fixed income securities, cash and cash equivalents. The Funds may not achieve their investment objectives when they do so. Because the CCM Funds will not make defensive investments in response to unfavorable market or other conditions, they may be particularly vulnerable to general declines in stock prices and/or other categories of securities in which they invest. Each of the Funds (including the CCM Funds) may maintain a portion of their assets (normally not more than 10% for the CCM Funds) in high-quality fixed income securities, cash and cash equivalents to pay Fund expenses and to meet redemption requests.

Fixed Income Securities	As used in this Prospectus, the term “fixed income securities” includes, without limitation: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other

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government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Unless otherwise stated in the Fund Summaries or under “Principal Investments and Strategies of Each Fund,” the Funds may invest in derivatives based on fixed income securities. Although most of the Funds focus on equity and related investments, the Funds may also have significant investment exposure to fixed income securities through investments of cash collateral from loans of portfolio securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities	Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities or durations tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities	Securities rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or unrated securities deemed by a Sub-Adviser to be of comparable quality, are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by a rating agency may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Credit Ratings and Unrated Securities	A Fund may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s, S&P and Fitch. Moody’s, S&P, Fitch and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. An Appendix to the Funds’ Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s, S&P and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Sub-Advisers do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Funds may purchase unrated securities (which are not rated by a rating agency) if the applicable Sub-Adviser determines that the security is of comparable quality to a rated security that the Funds may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Advisers may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event a Fund invests a significant portion of assets in high yield securities and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the

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Sub-Advisers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Rule 144A Securities	Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to each Fund’s limitation to invest not more than 15% of its net assets in securities which are illiquid at the time of investment, although the Funds may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees. See “Illiquid Securities” below.

Variable and Floating Rate Securities	Variable- and floating-rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If a Fund invests in floating-rate debt instruments (“floaters”) or engages in credit-spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well. This is because variable- and floating-rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating-rate securities will not generally increase in value if interest rates decline. The Funds may also invest in inverse floating-rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed-rate obligation of similar credit quality. When a Fund holds variable- or floating-rate securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares. Certain of a Fund’s investments, including variable- and floating-rate securities, may require the Fund to accrue and distribute income not yet received. As a result, in order to generate cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it would otherwise have continued to hold.

Convertible Securities	Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated or high-yield securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease the Fund’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value, and has risks associated with derivative instruments. See “Derivatives.”

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Loans of Portfolio Securities	For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Effective March 16, 2009, the Trust determined to cease participation in a program pursuant to which various Funds regularly lent their portfolio securities. The Trust and individual Funds may determine to lend portfolio securities through other securities lending programs or facilities.

If a Fund engages in securities lending, cash collateral that the Fund receives may be invested in overnight time deposits, repurchase agreements, interest-bearing or discounted commercial paper (including U.S. dollar-denominated commercial paper of non-U.S. issuers) and/or other short-term money market instruments (generally with remaining maturities of 397 days or less), either directly through joint accounts along with securities lending cash collateral of other Funds or indirectly through investments in affiliated or unaffiliated money market funds.

Each Fund may (but is not required to) lend portfolio securities representing up to 33 1/3% of its total assets, except for the NFJ Renaissance Fund, the AGIC Growth Fund and the AGIC Opportunity Fund, each of which may lend up to 25% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of a Fund’s assets. Funds whose portfolio securities are in relatively high demand from borrowers (e.g., small capitalization stocks, international stocks) may engage in securities lending to a greater extent than other Funds.

When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Lending portfolio securities, as with other extensions of credit, exposes a Fund to possible delay in recovery of the securities or possible loss of rights in the collateral should borrowers (which typically include broker-dealers and other financial services companies) fail financially or otherwise not return the securities loaned. The investment of cash received as collateral is at the sole risk of the Fund in most cases. Investments of cash collateral may lose value and/or become illiquid, although each Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations.

Short Sales	Each Fund, except for the CCM Funds and the RCM Mid-Cap Fund, may make use of short sales for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, futures contract or other derivatives contract) that it does not own. Alternatively or in combination with direct short sales, the Fund may utilize derivative instruments, such as futures on indices or swaps on individual securities, in order to achieve the desired level of short exposure for the portfolio. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividends or interest that accrues on the security during the period of the loan. The amount of any gain from a short sale will be reduced, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Until a short position is closed out, the net proceeds of the short sale will be retained by the lending broker to the extent necessary to meet margin requirements, together with any additional assets the broker requires as collateral. A Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund may engage in short sales that are not “against the box,” which involve additional risks. A Fund’s loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. A Fund’s use of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities underlying its short positions increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by a Fund that utilizes short sales. See “Leveraging Risk.” Also, there is the risk that the counterparty to a short sale

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may fail to honor its contractual terms, causing a loss to a Fund. The SEC and other (including non-U.S.) regulatory authorities have imposed, and may in the future impose, restrictions on short selling, either on a temporary or permanent basis, which may include placing limitations on specific companies and/or industries with respect to which a Fund may enter into short positions. Any such restrictions may hinder a Fund in, or prevent it from, fully implementing its investment strategies, and may negatively affect performance.

In certain market and regulatory environments, a Fund may seek to obtain some or all of its short exposure by using derivative instruments on indices or individual securities, instead of engaging directly in short sales on individual securities. Such environments may include instances of regulatory restrictions as described above. It may also include periods when prime brokers or other counterparties are unable or unwilling to support the Fund’s short-selling of individual securities on adequate terms. Following recent economic developments, including significant turbulence in the credit markets and the financial sector, counterparties that provide prime brokerage services in support of short selling have significantly curtailed their prime brokerage relationships with registered mutual funds. Consequently, Funds may be unable to engage in short sales of individual securities on practicable terms and may instead seek all of their short exposure through derivatives. This circumstance may change in the future, either as new counterparties or trading structures become available or as counterparties that previously acted as prime brokers to mutual funds expand the scope of services they provide. To the extent a Fund achieves short exposure by using derivative instruments, it will be subject to many of the foregoing risks, as well as to those described under “Derivatives” above.

When-Issued, Delayed Delivery and Forward Commitment Transactions	Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Agreements	Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings	Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. A dollar roll is similar except that the counterparty is not obligated to return the same securities as those originally sold by the Fund but only securities that are “substantially identical.” Reverse repurchase agreements and dollar rolls may be considered forms of borrowing for some purposes. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements, dollar rolls and other borrowings.

Each Fund also may borrow money to the extent permitted under the 1940 Act, subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information.

In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may make short-term borrowings from investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Reverse repurchase agreements, dollar rolls and other forms of borrowings will create leveraging risk for a Fund. See “Summary of Principal Risks—Leveraging Risk.”

Illiquid Securities	Each Fund may invest in illiquid securities so long as not more than 15% of the value of the Fund’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. A Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued

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the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Real Estate Investment Trusts	The Funds may invest in real estate investment trusts (REITs). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that a Fund invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. A Fund investing in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. A Fund’s investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Investment in Other Investment Companies	Each Fund may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers. To the extent the estimated fees and expenses of a Fund attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Fund’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Fund’s expense table in the Fund Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Funds may invest in shares of investment companies (including money market mutual funds) advised or subadvised by the Adviser or its affiliates.

Portfolio Turnover	The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. The portfolio turnover rate of a Fund employing a written call option strategy or similar strategy may increase to the extent that the Fund is required to sell portfolio securities to satisfy obligations under such a strategy. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed as ordinary income when distributed to individual shareholders) and may adversely impact a Fund’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Funds that change Sub-Advisers and/or investment objectives and policies or that engage in reorganization transactions with other funds may experience substantially increased portfolio turnover due to the differences between the Funds’ previous and current investment objectives and policies and portfolio management strategies. During the most recently completed fiscal year, each of the [ ] Funds had a portfolio turnover rate in excess of 100%. These and other Funds may have portfolio turnover rates in excess of 100% in the current fiscal year or in future periods.

Prospectus	167

Changes in Investment Objectives and Policies	The investment objective of each of the CCM Capital Appreciation, CCM Emerging Companies, CCM Mid-Cap, NFJ Small-Cap Value, RCM Disciplined International Equity, RCM Global Resources, RCM Global Small-Cap, RCM Large-Cap Growth, RCM Mid-Cap, RCM Technology and RCM Wellness Funds is fundamental and may not be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. In addition, a fundamental policy (that may not be changed without shareholder approval) of each of the RCM Global Small-Cap and RCM Technology Funds is that the Fund must invest in companies located in at least three different countries. Unless otherwise stated in the Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, each Fund may be subject to additional restrictions on their ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. Each of the AGIC Emerging Markets Opportunities, AGIC Mid-Cap Growth, AGIC Pacific Rim, CCM Mid-Cap, NFJ Dividend Value, NFJ Large-Cap Value, NFJ Mid-Cap Value, NFJ Small-Cap Value, RCM Disciplined International Equity Fund, RCM Global Resources, RCM Global Small-Cap, RCM Large-Cap Growth, RCM Mid-Cap, RCM Technology and RCM Wellness Funds has adopted an 80% investment policy under Rule 35d-1 under the Investment Company Act of 1940 (which policy is set forth in the Statement of Additional Information) and will not change such policy as it is stated in each Fund’s respective Fund Summary unless such Fund provides shareholders with the notice required by Rule 35d-1, as it may be amended or interpreted by the SEC from time to time. If there is a change in a Fund’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New and Smaller-Sized Funds	In addition to the risks described under “Summary of Principal Risks” above and in this section, certain of the Funds are newly formed and therefore have limited or no performance history for investors to evaluate. Also, it is possible that newer Funds and smaller-sized Funds (including Funds that have lost significant assets through market declines or redemptions) may invest in securities offered in initial public offerings and other types of transactions (such as private placements) which, because of the Funds’ size, have a disproportionate impact on the Funds’ performance results. The Funds would not necessarily have achieved the same performance results if their aggregate net assets had been greater.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure	Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Funds’ investments refer to total assets. Unless otherwise stated, if a Fund is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Fund may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, derivatives, placement warrants or other structured products.

Other Investments and Techniques	The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. The Funds sub-advised by RCM may use Grassrootssm Research in addition to their traditional research activities. Grassrootssm Research is a division of RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to RCM and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of RCM’s clients, including the Funds. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

Certain Affiliations	Absent an exemption from the SEC or other regulatory relief, the Funds are generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Funds, the Adviser or a Sub-Adviser. The Funds’ ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Funds’ ability to engage in securities transactions and take advantage of market opportunities.

168	Allianz Funds

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each class of shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by [     ], whose report, along with each Fund’s financial statements, are included in the Trust’s annual reports to shareholders. The annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

																			Ratio of	Ratio of
																			Expenses to	Expenses to
								Distributions to											Average	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends			Shareholders	Total				Net Asset					Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net			from Net	Dividends	Fund			Value					End	with	without	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment			Realized	and	Redemption			End			Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income			Gains	Distributions	Fees(a)			of Period			Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

CCM Capital Appreciation Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	$ [ ]	$	[ ]		$	[ ]		[ ]	%	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	18.14	0.04	(6.27)	(6.23)		—	(b)	—	— (b)		—	(b)		11.91	(d)	(34.34	)(d)	157,543	1.11	1.11	0.26	154
6/30/2008	21.00	0.02	(0.92)	(0.90)		(0.06)		(1.90)	(1.96)		—	(b)		18.14		(5.43)		399,869	1.09	1.09	0.08	134
6/30/2007	19.71	0.04	2.64	2.68		(0.02)		(1.37)	(1.39)		—	(b)		21.00		14.18		448,379	1.08	1.08	0.21	150
6/30/2006	17.93	0.04	1.74	1.78		—	(b)	—	— (b)		—	(b)		19.71		9.95		361,002	1.12	1.12	0.19	161
Class B
6/30/2010	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	16.48	(0.06)	(5.68)	(5.74)		—	(b)	—	— (b)		—	(b)		10.74	(e)	(34.83	)(e)	14,963	1.86	1.86	(0.49)	154
6/30/2008	19.33	(0.12)	(0.83)	(0.95)		—	(b)	(1.90)	(1.90)		—	(b)		16.48		(6.17)		41,429	1.84	1.84	(0.66)	134
6/30/2007	18.35	(0.10)	2.45	2.35		—	(b)	(1.37)	(1.37)		—	(b)		19.33		13.36		60,862	1.83	1.83	(0.52)	150
6/30/2006	16.82	(0.10)	1.63	1.53		—	(b)	—	— (b)		—	(b)		18.35		9.10		75,309	1.87	1.87	(0.56)	161
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	16.53	(0.06)	(5.70)	(5.76)		—	(b)	—	— (b)		—	(b)		10.77	(f)	(34.81	)(f)	55,445	1.86	1.86	(0.46)	154
6/30/2008	19.37	(0.12)	(0.82)	(0.94)		—	(b)	(1.90)	(1.90)		—	(b)		16.53		(6.16)		113,744	1.84	1.84	(0.67)	134
6/30/2007	18.39	(0.10)	2.45	2.35		—	(b)	(1.37)	(1.37)		—	(b)		19.37		13.33		134,475	1.83	1.83	(0.53)	150
6/30/2006	16.85	(0.10)	1.64	1.54		—	(b)	—	— (b)		—	(b)		18.39		9.14		138,280	1.87	1.87	(0.56)	161
Class R
6/30/2010	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	18.17	0.01	(6.28)	(6.27)		—	(b)	—	— (b)		—	(b)		11.90	(g)	(34.51	)(g)	10,553	1.36	1.36	0.06	154
6/30/2008	21.04	(0.03)	(0.93)	(0.96)		(0.01)		(1.90)	(1.91)		—	(b)		18.17		(5.68)		16,864	1.34	1.34	(0.16)	134
6/30/2007	19.79	(0.01)	2.66	2.65		(0.03)		(1.37)	(1.40)		—	(b)		21.04		13.92		18,552	1.33	1.33	(0.04)	150
6/30/2006	18.07	(0.01)	1.75	1.74		(0.02)		—	(0.02)		—	(b)		19.79		9.62		13,019	1.37	1.37	(0.05)	161

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Capital contribution from Affiliate increased the end of year net asset value by $0.13 per share and the total return by 0.72%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $11.78 and (35.06)%, respectively.
(e)	Capital contribution from Affiliate increased the end of year net asset value by $0.12 per share and the total return by 0.73%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $10.62 and (35.65)%, respectively.
(f)	Capital contribution from Affiliate increased the end of year net asset value by $0.12 per share and the total return by 0.72%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $10.65 and (35.53)%, respectively.
(g)	Capital contribution from Affiliate increased the end of year net asset value by $0.13 per share and the total return by 0.71%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $11.77 and (35.22)%, respectively.

Prospectus	169

Financial Highlights (continued)

						Distributions to									Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Shareholders	Total				Net Asset		Net Assets	Ratio of	Investment
	Value	Investment	and Change	Total from	from Net	from Net	Dividends	Fund			Value		End	Expenses to	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	Redemption			End	Total	of Period	Average	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)			of Period	Return	(000s)	Net Assets	Net Assets	Rate

CCM Focused Growth Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %
6/30/2009	9.67	0.02	(3.10)	(3.08)	— (b)	—	— (b)		—	(b)	6.59	(31.85)	4,803	1.11	0.26	156
6/30/2008	10.47	(0.01)	(0.78)	(0.79)	(0.01)	— (b)	(0.01)		—	(b)	9.67	(7.55)	7,418	1.12	(0.13)	143
7/05/2006† – 6/30/2007	9.30	(0.02)	1.36	1.34	(0.03)	(0.14)	(0.17)		—		10.47	14.60	1,704	1.11 *	(0.23)*	106
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	9.55	(0.03)	(3.06)	(3.09)	— (b)	—	— (b)		—	(b)	6.46	(32.34)	2,343	1.86	(0.48)	156
6/30/2008	10.42	(0.09)	(0.78)	(0.87)	— (b)	— (b)	— (b)		—	(b)	9.55	(8.30)	2,706	1.86	(0.89)	143
7/05/2006† – 6/30/2007	9.30	(0.09)	1.36	1.27	(0.01)	(0.14)	(0.15)		—		10.42	13.81	1,351	1.86 *	(0.91)*	106

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.

170	Allianz Funds

																	Ratio of	Ratio of
																	Expenses to	Expenses to
						Distributions to											Average	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Shareholders	Total				Net Asset					Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net	from Net	Dividends	Fund			Value					End	with	without	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	Redemption			End			Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)			of Period			Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

CCM Mid-Cap Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$	[ ]		[ ]	%	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	25.56	(0.03)	(9.96)	(9.99)	—	—	—		—	(b)		15.57	(h)	(39.08	)(h)	175,461	1.11	1.11	(0.20)	148
6/30/2008	28.34	(0.07)	0.36	0.29	—	(3.07)	(3.07)		—	(b)		25.56		0.31		307,962	1.09	1.09	(0.28)	149
6/30/2007	27.57	(0.01)	3.65	3.64	—	(2.87)	(2.87)		—	(b)		28.34		14.52		334,271	1.09	1.09	(0.05)	164
6/30/2006	24.47	(0.02)	3.12	3.10	—	—	—		—	(b)		27.57	(d)	12.67	(d)	353,019	1.11	1.11	(0.06)	174
Class B
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	23.00	(0.15)	(8.94)	(9.09)	—	—	—		—	(b)		13.91	(i)	(39.52	)(i)	17,882	1.86	1.86	(0.98)	148
6/30/2008	25.97	(0.25)	0.35	0.10	—	(3.07)	(3.07)		—	(b)		23.00		(0.44)		47,947	1.84	1.84	(1.02)	149
6/30/2007	25.68	(0.19)	3.35	3.16	—	(2.87)	(2.87)		—	(b)		25.97		13.67		64,763	1.84	1.84	(0.79)	164
6/30/2006	22.96	(0.20)	2.92	2.72	—	—	—		—	(b)		25.68	(e)	11.85	(e)	85,023	1.86	1.86	(0.81)	174
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	23.01	(0.15)	(8.95)	(9.10)	—	—	—		—	(b)		13.91	(i)	(39.55	)(j)	41,542	1.86	1.86	(0.96)	148
6/30/2008	25.99	(0.25)	0.34	0.09	—	(3.07)	(3.07)		—	(b)		23.01		(0.48)		86,421	1.84	1.84	(1.02)	149
6/30/2007	25.69	(0.20)	3.37	3.17	—	(2.87)	(2.87)		—	(b)		25.99		13.71		102,361	1.84	1.84	(0.80)	164
6/30/2006	22.97	(0.20)	2.92	2.72	—	—	—		—	(b)		25.69	(f)	11.84	(f)	122,217	1.86	1.86	(0.80)	174
Class R
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	25.67	(0.07)	(9.99)	(10.06)	—	—	—		—	(b)		15.61	(k)	(39.19	)(k)	32,069	1.36	1.36	(0.43)	148
6/30/2008	28.52	(0.14)	0.36	0.22	—	(3.07)	(3.07)		—	(b)		25.67		0.04		48,771	1.34	1.34	(0.52)	149
6/30/2007	27.79	(0.08)	3.68	3.60	—	(2.87)	(2.87)		—	(b)		28.52		14.25		47,308	1.34	1.34	(0.31)	164
6/30/2006	24.73	(0.08)	3.14	3.06	—	—	—		—	(b)		27.79	(g)	12.37	(g)	40,579	1.36	1.36	(0.31)	174

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $27.55 and 12.60%, respectively.
(e)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $25.66 and 11.78%, respectively.
(f)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $25.67 and 11.77%, respectively.
(g)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.06%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $27.77 and 12.31%, respectively.
(h)	Capital contribution from Affiliate increased the end of year net asset value by $0.21 per share and the total return by 0.83%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $15.36 and (39.91)%, respectively.
(i)	Capital contribution from Affiliate increased the end of year net asset value by $0.19 per share and the total return by 0.83%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $13.72 and (40.35)%, respectively.
(j)	Capital contribution from Affiliate increased the end of year net asset value by $0.19 per share and the total return by 0.82%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $13.72 and (40.37)%, respectively.
(k)	Capital contribution from Affiliate increased the end of year net asset value by $0.21 per share and the total return by 0.82%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $15.40 and (40.01)%, respectively.

Prospectus	171

Financial Highlights (continued)

														Ratio of		Ratio of
														Expenses to		Expenses to
			Net Realized			Distributions to								Average		Average		Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Shareholders	Total				Net Asset		Net Assets	Net Assets		Net Assets		Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	from Net	Dividends	Fund			Value		End	with		without		Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Redemption			End	Total	of Period	Waiver and		Waiver and		to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	Investments(a)	Operations	Income	Gains	Distributions	Fees(a)			of Period	Return	(000s)	Reimbursement		Reimbursement		Net Assets	Rate

AGIC Emerging Markets Opportunities Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ]	%	[ ]	%	[ ] %	[ ] %
6/30/2009	29.98	0.47	(12.51)	(12.04)	(0.57)	—	(0.57)		—	(b)	17.37	(39.66)	26,153	1.86		1.86		2.58	182
6/30/2008	30.45	0.46	0.58	1.04	(0.04)	(1.50)	(1.54)		0.03		29.98	2.93	69,165	1.77		1.77		1.43	194
8/21/2006† – 6/30/2007	20.13	(0.06)	10.38	10.32	—	—	—		—	(b)	30.45	51.95	16,359	1.88	(c)*	1.88	(c)*	(0.27)*	77
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]
6/30/2009	29.57	0.30	(12.28)	(11.98)	(0.48)	—	(0.48)		—	(b)	17.11	(40.10)	13,090	2.62		2.62		1.73	182
6/30/2008	30.25	0.23	0.56	0.79	— (b)	(1.50)	(1.50)		0.03		29.57	2.08	24,888	2.52		2.52		0.72	194
8/21/2006† – 6/30/2007	20.13	(0.22)	10.34	10.12	—	—	—		—	(b)	30.25	51.00	4,407	2.64	(d)*	2.64	(d)*	(0.98)*	77

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 2.79.%.
(d)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 3.56%.

172	Allianz Funds

														Ratio of	Ratio of
														Expenses to	Expenses to
			Net Realized			Distributions to								Average	Average	Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Shareholders	Total				Net Asset		Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	from Net	Dividends	Fund			Value		End	with	without	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Redemption			End	Total	of Period	Waiver and	Waiver and	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	Investments(a)	Operations	Income	Gains	Distributions	Fees(a)			of Period	Return	(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC Global Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	18.03	0.05	(6.35)	(6.30)	—	(0.03)	(0.03)		—	(b)	11.70	(34.90)	7,661	1.47 *	1.47 *	0.42 *	106
6/30/2008	20.66	0.10	(0.79)	(0.69)	—	(1.94)	(1.94)		—	(b)	18.03	(4.23)	17,701	1.46	1.46	0.51	80
6/30/2007	17.47	— (b)	4.21	4.21	—	(1.02)	(1.02)		—	(b)	20.66	24.75	13,501	1.46	1.46	(0.01)	102
6/30/2006	15.43	0.03	2.69	2.72	—	(0.68)	(0.68)		—	(b)	17.47	17.85	10,485	1.47 (d)	1.47 (d)	0.20	114
Class B
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	17.12	(0.04)	(6.02)	(6.06)	—	(0.03)	(0.03)		—	(b)	11.03	(35.35)	8,124	2.22 *	2.22 *	(0.36)*	106
6/30/2008	19.84	(0.05)	(0.73)	(0.78)	—	(1.94)	(1.94)		—	(b)	17.12	(4.94)	21,813	2.21	2.21	(0.28)	80
6/30/2007	16.94	(0.13)	4.05	3.92	—	(1.02)	(1.02)		—	(b)	19.84	23.85	21,545	2.21	2.21	(0.70)	102
6/30/2006	15.09	(0.09)	2.62	2.53	—	(0.68)	(0.68)		—	(b)	16.94	16.98	14,627	2.22 (e)	2.22 (e)	(0.52)	114
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	17.17	(0.04)	(6.04)	(6.08)	—	(0.03)	(0.03)		—	(b)	11.06	(35.36)	5,578	2.22	2.22	(0.32)	106
6/30/2008	19.89	(0.05)	(0.73)	(0.78)	—	(1.94)	(1.94)		—	(b)	17.17	(4.88)	12,689	2.21	2.21	(0.27)	80
6/30/2007	16.98	(0.13)	4.06	3.93	—	(1.02)	(1.02)		—	(b)	19.89	23.79	12,756	2.21	2.21	(0.73)	102
6/30/2006	15.13	(0.11)	2.64	2.53	—	(0.68)	(0.68)		—		16.98	16.93	10,123	2.22 (e)	2.22 (e)	(0.64)	114
Class R
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	17.76	0.06	(6.29)	(6.23)	—	(0.03)	(0.03)		—	(b)	11.50	(35.03)	554	1.71	1.71	0.56	106
6/30/2008	20.41	0.07	(0.78)	(0.71)	—	(1.94)	(1.94)		—	(b)	17.76	(4.39)	69	1.71	1.71	0.34	80
6/30/2007	17.31	(0.03)	4.15	4.12	—	(1.02)	(1.02)		—	(b)	20.41	24.45	138	1.71	1.71	(0.19)	102
6/30/2006	15.34	(0.05)	2.70	2.65	—	(0.68)	(0.68)		—	(b)	17.31	17.49	90	1.73	1.73	(0.32)	114

*	Annualized.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.48%.
(e)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 2.23%.

Prospectus	173

Financial Highlights (continued)

														Ratio of	Ratio of
														Expenses to	Expenses to
						Distributions to								Average	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Shareholders	Total				Net Asset		Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net	from Net	Dividends	Fund			Value		End	with	without	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	Redemption			End	Total	of Period	Waiver and	Waiver and	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)			of Period	Return	(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC Systematic Growth Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	14.09	0.07	(4.13)	(4.06)	(0.01)	— (b)	(0.01)		—	(b)	10.02	(28.78)	6,453	1.18	1.18	0.64	138
6/30/2008	15.20	— (b)	(0.78)	(0.78)	—	(0.33)	(0.33)		—	(b)	14.09	(5.41)	9,115	1.17	1.17	0.03	105
6/30/2007	12.89	0.02	2.63	2.65	—	(0.34)	(0.34)		—	(b)	15.20	20.79	9,411	1.17	1.17	0.12	168
6/30/2006	12.72	0.01	1.17	1.18	—	(1.01)	(1.01)		—	(b)	12.89	9.46	945	1.16 (d)	1.16 (d)	0.07	152
Class B
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	13.41	(0.01)	(3.92)	(3.93)	— (b)	— (b)	— (b)		—	(b)	9.48	(29.30)	3,481	1.93	1.93	(0.12)	138
6/30/2008	14.59	(0.10)	(0.75)	(0.85)	—	(0.33)	(0.33)		—	(b)	13.41	(6.12)	7,634	1.92	1.92	(0.71)	105
6/30/2007	12.47	(0.09)	2.55	2.46	—	(0.34)	(0.34)		—	(b)	14.59	19.96	6,483	1.93	1.93	(0.65)	168
6/30/2006	12.44	(0.09)	1.13	1.04	—	(1.01)	(1.01)		—	(b)	12.47	8.50	1,560	1.91 (e)	1.91 (e)	(0.68)	152
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	13.41	(0.01)	(3.92)	(3.93)	— (b)	— (b)	— (b)		—	(b)	9.48	(29.30)	3,257	1.93	1.93	(0.12)	138
6/30/2008	14.58	(0.11)	(0.73)	(0.84)	—	(0.33)	(0.33)		—	(b)	13.41	(6.05)	6,161	1.92	1.92	(0.73)	105
6/30/2007	12.47	(0.10)	2.55	2.45	—	(0.34)	(0.34)		—	(b)	14.58	19.88	6,923	1.93	1.93	(0.69)	168
6/30/2006	12.43	(0.08)	1.13	1.05	—	(1.01)	(1.01)		—	(b)	12.47	8.60	918	1.91 (e)	1.91 (e)	(0.65)	152

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.
(e)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.92%.

174	Allianz Funds

						Distributions to							Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Shareholders	Total		Net Asset		Net Assets	Ratio of	Investment
	Value	Investment	and Change	Total from	from Net	from Net	Dividends	Fund	Value		End	Expenses to	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	Redemption	End	Total	of Period	Average	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)	of Period	Return	(000s)	Net Assets	Net Assets	Rate

AGIC Income & Growth Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %
6/30/2009	13.87	0.50	(2.71)	(2.21)	(0.88)	(0.56)	(1.44)	— (b)	10.22	(14.38)	13,246	1.30	4.99	159
6/30/2008	15.54	0.74	(1.08)	(0.34)	(0.65)	(0.68)	(1.33)	—	13.87	(2.46)	1,176	1.31	4.97	152
2/28/2007† – 6/30/2007	15.00	0.28	0.51	0.79	(0.22)	(0.03)	(0.25)	—	15.54	5.19	246	1.33 *	5.40 *	127
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	13.82	0.43	(2.73)	(2.30)	(0.82)	(0.56)	(1.38)	— (b)	10.14	(14.97)	4,416	2.05	4.47	159
6/30/2008	15.51	0.63	(1.09)	(0.46)	(0.55)	(0.68)	(1.23)	—	13.82	(3.21)	808	2.06	4.25	152
2/28/2007† – 6/30/2007	15.00	0.27	0.48	0.75	(0.21)	(0.03)	(0.24)	—	15.51	4.94	195	2.06 *	5.27 *	127

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.

Prospectus	175

Financial Highlights (continued)

														Ratio of	Ratio of
														Expenses to	Expenses to
			Net Realized			Distributions to								Average	Average	Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Shareholders	Total				Net Asset		Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	from Net	Dividends	Fund			Value		End	with	without	Income (Loss)	Portfolio
Selected per share data for	Beginning	Income	Gain (Loss)	Investment	Investment	Realized	and	Redemption			End	Total	of Period	Waiver and	Waiver and	to Average	Turnover
the year or period ended:	of Period	(Loss)(a)	on Investments(a)	Operations	Income	Gains	Distributions	Fees(a)			of Period	Return	(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC International Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	18.60	0.20	(7.27)	(7.07)	(0.38)	—	(0.38)		—	(b)	11.15	(37.92)	38,008	1.48	1.48	1.61	197
6/30/2008	26.08	0.28	(4.02)	(3.74)	(0.28)	(3.46)	(3.74)		—	(b)	18.60	(16.09)	148,264	1.47	1.47	1.23	159
6/30/2007	21.84	0.34	4.98	5.32	(0.10)	(0.98)	(1.08)		—	(b)	26.08	24.88	382,549	1.49	1.49	1.42	166
6/30/2006	16.24	0.34	5.92	6.26	(0.15)	(0.51)	(0.66)		—	(b)	21.84	39.18	168,092	1.47	1.47	1.61	152
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	18.29	0.11	(7.14)	(7.03)	(0.23)	—	(0.23)		—	(b)	11.03	(38.39)	35,034	2.24	2.24	0.93	197
6/30/2008	25.75	0.13	(3.98)	(3.85)	(0.15)	(3.46)	(3.61)		—	(b)	18.29	(16.74)	110,540	2.22	2.22	0.58	159
6/30/2007	21.65	0.17	4.91	5.08	— (b)	(0.98)	(0.98)		—	(b)	25.75	23.94	200,824	2.24	2.24	0.70	166
6/30/2006	16.17	0.19	5.89	6.08	(0.09)	(0.51)	(0.60)		—	(b)	21.65	38.19	84,052	2.22	2.22	0.91	152
Class R
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	18.67	0.22	(7.35)	(7.13)	(0.46)	—	(0.46)		—	(b)	11.08	(38.09)	38	1.73	1.73	1.88	197
6/30/2008	26.25	0.29	(4.11)	(3.82)	(0.30)	(3.46)	(3.76)		—	(b)	18.67	(16.32)	50	1.72	1.72	1.32	159
6/30/2007	21.94	0.44	4.85	5.29	— (b)	(0.98)	(0.98)		—	(b)	26.25	24.60	52	1.73	1.73	1.78	166

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.

176	Allianz Funds

						Distributions to						Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Shareholders	Total	Net Asset		Net Assets	Ratio of	Investment
	Value	Investment	and Change	Total from	from Net	from Net	Dividends	Value		End	Expenses to	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	End	Total	of Period	Average	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	of Period	Return	(000s)	Net Assets	Net Assets	Rate

AGIC Mid-Cap Growth Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %
6/30/2009	11.87	0.01	(3.55)	(3.54)	—	— (b)	— (b)	8.33	(29.81)	237	1.36	0.12	127
7/30/2007† – 06/30/2008	12.55	(0.03)	(0.41)	(0.44)	—	(0.24)	(0.24)	11.87	(3.62)	104	1.37 *	(0.27)*	215
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	11.79	(0.05)	(3.53)	(3.58)	—	— (b)	— (b)	8.21	(30.35)	174	2.10	(0.65)	127
7/30/2007† – 06/30/2008	12.55	(0.12)	(0.40)	(0.52)	—	(0.24)	(0.24)	11.79	(4.27)	10	2.10 *	(1.08)*	215

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.

Prospectus	177

Financial Highlights (continued)

																			Ratio of	Ratio of
																			Expenses to	Expenses to
			Net Realized					Distributions to											Average	Average	Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends			Shareholders	Total				Net Asset					Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net			from Net	Dividends	Fund			Value					End	with	without	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss)	Investment	Investment			Realized	and	Redemption			End			Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	on Investments(a)	Operations	Income			Gains	Distributions	Fees(a)			of Period			Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC Pacific Rim Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	$ [ ]	$	[ ]		$	[ ]		[ ]	%	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	14.16	0.08	(4.72)	(4.64)		—	(b)	(0.13)	(0.13)		—	(b)		9.39		(32.70)		35,087	1.78	1.78	0.75	53
6/30/2008	17.76	0.05	(1.45)	(1.40)		—		(2.20)	(2.20)		—	(b)		14.16	(d)	(9.53	)(d)	106,693	1.77	1.77	0.28	67
6/30/2007	14.08	(0.03)	4.78	4.75		—		(1.07)	(1.07)		—	(b)		17.76		35.33		132,890	1.76	1.76	(0.23)	62
6/30/2006	9.97	— (b)	4.58	4.58		(0.04)		(0.44)	(0.48)		0.01			14.08	(d)	46.50	(d)	79,631	1.77	1.77	0.02	96
Class B
6/30/2010	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	13.55	— (b)	(4.51)	(4.51)		—	(b)	(0.13)	(0.13)		—	(b)		8.91		(33.24)		14,283	2.53	2.53	(0.01)	53
6/30/2008	17.20	(0.08)	(1.37)	(1.45)		—		(2.20)	(2.20)		—	(b)		13.55	(d)	(10.17	)(d)	38,469	2.52	2.52	(0.48)	67
6/30/2007	13.77	(0.15)	4.65	4.50		—		(1.07)	(1.07)		—	(b)		17.20		34.27		48,908	2.51	2.51	(0.98)	62
6/30/2006	9.80	(0.10)	4.50	4.40		—	(b)	(0.44)	(0.44)		0.01			13.77	(e)	45.39	(e)	34,395	2.52	2.52	(0.73)	96
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	13.46	— (b)	(4.48)	(4.48)		—	(b)	(0.13)	(0.13)		—	(b)		8.85		(33.31)		31,399	2.53	2.53	(0.01)	53
6/30/2008	17.10	(0.07)	(1.37)	(1.44)		—		(2.20)	(2.20)		—	(b)		13.46	(f)	(10.17	)(f)	84,215	2.52	2.52	(0.47)	67
6/30/2007	13.69	(0.15)	4.63	4.48		—		(1.07)	(1.07)		—	(b)		17.10		34.33		102,990	2.51	2.51	(0.99)	62
6/30/2006	9.75	(0.10)	4.47	4.37		—	(b)	(0.44)	(0.44)		0.01			13.69	(d)	45.31	(d)	68,962	2.52	2.52	(0.73)	96

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Payments from Affiliates increased the end of year net asset value and total return by less than $0.01 per share and 0.01%, respectively.
(e)	Payments from Affiliates increased the end of year net asset value by less than $0.01 per share and the total return by 0.01%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $13.77 and 45.37%, respectively.
(f)	Payments from Affiliates increased the end of year net asset value by less than $0.01 per share and the total return by 0.01%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $13.46 and (10.17)%, respectively.

178	Allianz Funds

						Distributions to										Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Shareholders	Total				Net Asset		Net Assets	Ratio of		Investment
	Value	Investment	and Change	Total from	from Net	from Net	Dividends	Fund			Value		End	Expenses to		Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	Redemption			End	Total	of Period	Average		to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)			of Period	Return	(000s)	Net Assets		Net Assets	Rate

NFJ All-Cap Value Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ]	%	[ ] %	[ ] %
6/30/2009	11.35	0.25	(4.20)	(3.95)	(0.43)	—	(0.43)		—	(b)	6.97	(34.71)	5,612	1.33		3.27	71
6/30/2008	20.03	0.34	(4.19)	(3.85)	(0.31)	(4.52)	(4.83)		—	(b)	11.35	(22.71)	9,301	1.31		2.31	47
6/30/2007	17.36	0.26	2.97	3.23	(0.16)	(0.40)	(0.56)		—	(b)	20.03	18.76	8,636	1.33		1.36	122
6/30/2006	15.76	0.15	2.13	2.28	(0.03)	(0.65)	(0.68)		—	(b)	17.36	14.70	4,452	1.32	(d)	0.90	55
Class B
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]		[ ]	[ ]
6/30/2009	10.93	0.20	(4.05)	(3.85)	(0.33)	—	(0.33)		—	(b)	6.75	(35.18)	1,682	2.08		2.54	71
6/30/2008	19.45	0.21	(4.06)	(3.85)	(0.15)	(4.52)	(4.67)		—	(b)	10.93	(23.35)	3,483	2.06		1.45	47
6/30/2007	16.90	0.11	2.89	3.00	(0.05)	(0.40)	(0.45)		—	(b)	19.45	17.89	6,174	2.08		0.60	122
6/30/2006	15.45	0.02	2.08	2.10	— (b)	(0.65)	(0.65)		—	(b)	16.90	13.78	4,515	2.07	(e)	0.15	55
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]		[ ]	[ ]
6/30/2009	10.91	0.19	(4.04)	(3.85)	(0.37)	—	(0.37)		—	(b)	6.69	(35.26)	4,366	2.08		2.57	71
6/30/2008	19.45	0.22	(4.05)	(3.83)	(0.19)	(4.52)	(4.71)		—	(b)	10.91	(23.27)	6,571	2.06		1.51	47
6/30/2007	16.90	0.11	2.89	3.00	(0.05)	(0.40)	(0.45)		—	(b)	19.45	17.86	8,359	2.08		0.61	122
6/30/2006	15.45	0.02	2.08	2.10	— (b)	(0.65)	(0.65)		—	(b)	16.90	13.78	5,727	2.07	(e)	0.14	55

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 1.33%.
(e)	If the Adviser did not reimburse expenses, the ratio of expenses to average net assets would have been 2.08%.

Prospectus	179

Financial Highlights (continued)

																	Ratio of	Ratio of
																	Expenses to	Expenses to
						Distributions to											Average	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Shareholders	Total				Net Asset					Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net	from Net	Dividends	Fund			Value					End	with	without	Income to	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	Redemption			End			Total		of Period	Waiver and	Waiver and	Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)			of Period			Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

NFJ Dividend Value Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$	[ ]		[ ]	%	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	14.62	0.40	(5.42)	(5.02)	(0.38)	(0.63)	(1.01)		—	(b)		8.59	(d)(e)	(34.68	)(d)(e)	1,734,204	1.05	1.05	3.88	43
6/30/2008	18.33	0.41	(2.80)	(2.39)	(0.41)	(0.91)	(1.32)		—	(b)		14.62		(13.79)		3,195,287	1.04	1.04	2.48	49
6/30/2007	15.35	0.39	3.21	3.60	(0.33)	(0.29)	(0.62)		—	(b)		18.33		23.78		3,480,442	1.05	1.05	2.25	29
6/30/2006	13.71	0.37	1.88	2.25	(0.39)	(0.22)	(0.61)		—	(b)		15.35		16.73		1,002,333	1.10	1.10	2.50	26
Class B
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	14.61	0.32	(5.41)	(5.09)	(0.30)	(0.63)	(0.93)		—	(b)		8.59	(d)(f)	(35.17	)(d)(f)	122,648	1.80	1.80	3.02	43
6/30/2008	18.25	0.28	(2.79)	(2.51)	(0.22)	(0.91)	(1.13)		—	(b)		14.61		(14.46)		308,543	1.79	1.79	1.68	49
6/30/2007	15.25	0.25	3.20	3.45	(0.16)	(0.29)	(0.45)		—	(b)		18.25		22.80		485,664	1.80	1.80	1.50	29
6/30/2006	13.58	0.26	1.87	2.13	(0.24)	(0.22)	(0.46)		—	(b)		15.25		15.94		279,643	1.85	1.85	1.77	26
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	14.58	0.32	(5.40)	(5.08)	(0.30)	(0.63)	(0.93)		—	(b)		8.57	(d)(g)	(35.15	)(d)(g)	574,133	1.80	1.80	3.07	43
6/30/2008	18.21	0.28	(2.78)	(2.50)	(0.22)	(0.91)	(1.13)		—	(b)		14.58		(14.42)		1,214,757	1.79	1.79	1.69	49
6/30/2007	15.23	0.26	3.18	3.44	(0.17)	(0.29)	(0.46)		—	(b)		18.21		22.81		1,747,103	1.80	1.80	1.50	29
6/30/2006	13.58	0.26	1.86	2.12	(0.25)	(0.22)	(0.47)		—	(b)		15.23		15.84		712,851	1.85	1.85	1.77	26
Class R
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	14.58	0.37	(5.40)	(5.03)	(0.36)	(0.63)	(0.99)		—	(b)		8.56	(d)(h)	(34.85	)(d)(h)	189,770	1.30	1.30	3.73	43
6/30/2008	18.28	0.37	(2.79)	(2.42)	(0.37)	(0.91)	(1.28)		—	(b)		14.58		(13.98)		225,295	1.29	1.29	2.27	49
6/30/2007	15.33	0.35	3.20	3.55	(0.31)	(0.29)	(0.60)		—	(b)		18.28		23.46		156,435	1.30	1.30	2.01	29
6/30/2006	13.73	0.32	1.89	2.21	(0.39)	(0.22)	(0.61)		—	(b)		15.33		16.44		18,988	1.35	1.35	2.16	26

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.00%.
(e)	Capital contribution from Affiliate increased the end of year net asset value by $0.08 per share and the total return by 0.61%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $8.51 and (35.29)%, respectively.
(f)	Capital contribution from Affiliate increased the end of year net asset value by $0.08 per share and the total return by 0.61%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $8.51 and (35.78)%, respectively.
(g)	Capital contribution from Affiliate increased the end of year net asset value by $0.08 per share and the total return by 0.61%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $8.49 and (35.76)%, respectively.
(h)	Capital contribution from Affiliate increased the end of year net asset value by $0.08 per share and the total return by 0.60%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $8.48 and (35.45)%, respectively.

180	Allianz Funds

														Ratio of	Ratio of
														Expenses to	Expenses to
			Net Realized			Distributions to								Average	Average	Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Shareholders	Total				Net Asset		Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	from Net	Dividends	Fund			Value		End	with	without	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss)	Investment	Investment	Realized	and	Redemption			End	Total	of Period	Waiver and	Waiver and	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	on Investments(a)	Operations	Income	Gains	Distributions	Fees(a)			of Period	Return	(000s)	Reimbursement	Reimbursement	Net Assets	Rate

NFJ International Value Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	24.81	0.39	(9.06)	(8.67)	(0.43)	(0.52)	(0.95)		—	(b)	15.19	(34.63)	500,695	1.45	1.45	2.47	59
6/30/2008	26.51	1.04	(0.88)	0.16	(0.82)	(1.04)	(1.86)		—	(b)	24.81	0.29	798,257	1.44	1.44	3.96	23
6/30/2007	19.28	0.47	7.37	7.84	(0.34)	(0.27)	(0.61)		—	(b)	26.51	41.29	299,476	1.46	1.46	2.09	26
6/30/2006	15.36	0.50	3.77	4.27	(0.21)	(0.15)	(0.36)		0.01		19.28	28.12	64,699	1.48	1.48	2.65	25
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	24.69	0.27	(9.02)	(8.75)	(0.33)	(0.52)	(0.85)		—	(b)	15.09	(35.10)	164,246	2.20	2.20	1.71	59
6/30/2008	26.34	0.81	(0.85)	(0.04)	(0.57)	(1.04)	(1.61)		—	(b)	24.69	(0.44)	321,056	2.19	2.19	3.11	23
6/30/2007	19.20	0.31	7.32	7.63	(0.22)	(0.27)	(0.49)		—	(b)	26.34	40.19	156,470	2.21	2.21	1.36	26
6/30/2006	15.35	0.38	3.75	4.13	(0.14)	(0.15)	(0.29)		0.01		19.20	27.14	35,186	2.22	2.22	2.01	25

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective May 1, 2005, the Fund paid an Advisory Fee of 0.60%.

Prospectus	181

Financial Highlights (continued)

						Distributions to									Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Shareholders	Total				Net Asset		Net Assets	Ratio of	Investment
	Value	Investment	and Change	Total from	from Net	from Net	Dividends	Fund			Value		End	Expenses to	Income to	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	Redemption			End	Total	of Period	Average	Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)			of Period	Return	(000s)	Net Assets	Net Assets	Rate

NFJ Large-Cap Value Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %
6/30/2009	16.69	0.30	(6.25)	(5.95)	(0.28)	—	(0.28)		—	(b)	10.46	(35.79)	282,001	1.12	2.58	52
6/30/2008	20.69	0.35	(3.73)	(3.38)	(0.33)	(0.29)	(0.62)		—	(b)	16.69	(16.65)	363,486	1.10	1.88	39
6/30/2007	17.69	0.32	3.36	3.68	(0.27)	(0.41)	(0.68)		—	(b)	20.69	21.09	211,263	1.12	1.63	26
6/30/2006	15.97	0.31	2.07	2.38	(0.29)	(0.37)	(0.66)		—	(b)	17.69	15.23	36,954	1.12	1.85	32
Class B
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	16.62	0.21	(6.23)	(6.02)	(0.19)	—	(0.19)		—	(b)	10.41	(36.27)	78,213	1.86	1.94	52
6/30/2008	20.56	0.21	(3.72)	(3.51)	(0.14)	(0.29)	(0.43)		—	(b)	16.62	(17.31)	34,073	1.85	1.09	39
6/30/2007	17.56	0.16	3.36	3.52	(0.11)	(0.41)	(0.52)		—	(b)	20.56	20.16	42,013	1.87	0.84	26
6/30/2006	15.83	0.19	2.05	2.24	(0.14)	(0.37)	(0.51)		—	(b)	17.56	14.41	22,939	1.87	1.12	32
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	16.62	0.21	(6.23)	(6.02)	(0.19)	—	(0.19)		—	(b)	10.41	(36.28)	145,216	1.86	1.87	52
6/30/2008	20.56	0.21	(3.71)	(3.50)	(0.15)	(0.29)	(0.44)		—	(b)	16.62	(17.26)	126,016	1.85	1.12	39
6/30/2007	17.58	0.16	3.35	3.51	(0.12)	(0.41)	(0.53)		—	(b)	20.56	20.17	95,578	1.87	0.86	26
6/30/2006	15.83	0.19	2.06	2.25	(0.13)	(0.37)	(0.50)		—	(b)	17.58	14.45	32,171	1.87	1.10	32
Class R
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	16.72	0.26	(6.26)	(6.00)	(0.24)	—	(0.24)		—	(b)	10.48	(35.97)	12,707	1.36	2.23	52
6/30/2008	20.77	0.30	(3.74)	(3.44)	(0.32)	(0.29)	(0.61)		—	(b)	16.72	(16.88)	20,901	1.34	1.64	39
6/30/2007	17.79	0.29	3.36	3.65	(0.26)	(0.41)	(0.67)		—	(b)	20.77	20.76	1,694	1.36	1.43	26
1/10/2006† – 6/30/2006	17.02	0.12	0.75	0.87	(0.10)	—	(0.10)		—	(b)	17.79	5.12	11	1.38 *	1.41 *	32

*	Annualized.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.

182	Allianz Funds

						Distributions to									Ratio of Net
	Net Asset		Net Realized		Dividends	Shareholders	Total				Net Asset		Net Assets	Ratio of	Investment
	Value	Net	and Change	Total from	from Net	from Net	Dividends	Fund			Value		End	Expenses to	Income to	Portfolio
For a share outstanding	Beginning	Investment	in Unrealized	Investment	Investment	Realized	and	Redemption			End	Total	of Period	Average	Average	Turnover
for the period ended:	of Period	Income(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)			of Period	Return	(000s)	Net Assets	Net Assets	Rate

NFJ Mid-Cap Value Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %
6/30/2009	13.49	0.32	(4.78)	(4.46)	(0.32)	(0.31)	(0.63)		—	(b)	8.40	(32.84)	3,809	1.27	3.45	68
6/30/2008	17.49	0.28	(3.36)	(3.08)	(0.29)	(0.63)	(0.92)		—	(b)	13.49	(18.09)	5,980	1.28	1.85	70
8/22/2006† – 6/30/2007	15.00	0.51	2.33	2.84	(0.34)	(0.01)	(0.35)		—		17.49	19.08	8,588	1.25 *	3.53 *	33
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	13.43	0.25	(4.76)	(4.51)	(0.25)	(0.31)	(0.56)		—	(b)	8.36	(33.34)	2,299	2.02	2.64	68
6/30/2008	17.42	0.18	(3.36)	(3.18)	(0.18)	(0.63)	(0.81)		—	(b)	13.43	(18.74)	3,816	2.03	1.21	70
8/22/2006† – 6/30/2007	15.00	0.33	2.39	2.72	(0.29)	(0.01)	(0.30)		—		17.42	18.29	3,028	2.00 *	2.31 *	33

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.

Prospectus	183

Financial Highlights (continued)

			Net Realized
			and Change
			in Unrealized																Ratio of
			Gain (Loss) on														Ratio of		Expenses to
			Investments,														Expenses to		Average		Ratio of Net
	Net Asset	Net	options written	Total Income			Total				Net Asset					Net Assets	Average Net		Net Assets		Investment
	Value	Investment	and foreign	(Loss) from	Net	Net	Dividends	Fund			Value					End	Assets with		without		Income to	Portfolio
Per share data	Beginning	Income	currency	Investment	Investment	Realized	and	Redemption			End			Total		of Year	Waiver and		Waiver and		Average	Turnover
for the year ended:	of Year	(Loss)(a)	transactions(a)	Operations	Income	Capital Gains	Distributions	Fees(a)			of Year			Return(e)		(000s)	Reimbursement		Reimbursement		Net Assets	Rate

NFJ Renaissance Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$	[ ]		[ ]	%	$ [ ]	[ ]	%	[ ]	%	[ ] %	[ ] %
6/30/2009	15.92	0.17	(4.68)	(4.51)	(0.19)	— (b)	(0.19)		—	(b)		11.22	(p)	(28.22	)(p)	324,938	1.21		1.22		1.46	201
6/30/2008	22.53	0.15	(2.56)	(2.41)	(0.04)	(4.16)	(4.20)		—	(b)		15.92		(12.94)		536,274	1.19	(o)	1.19	(o)	0.78	82
6/30/2007	21.58	0.07	4.04	4.11	—	(3.16)	(3.16)		—	(b)		22.53		20.30		757,708	1.23	(o)	1.23	(o)	0.32	112
6/30/2006	24.30	0.06	1.45	1.51	—	(4.23)	(4.23)		—	(b)		21.58	(k)	6.28	(k)	946,613	1.25		1.25		0.28	85
Class B
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]		[ ]		[ ]	[ ]
6/30/2009	13.85	0.07	(4.05)	(3.98)	(0.04)	— (b)	(0.04)		—	(b)		9.83	(q)	(28.72	)(q)	137,480	1.96		1.97		0.69	201
6/30/2008	20.25	— (b)	(2.24)	(2.24)	— (b)	(4.16)	(4.16)		—	(b)		13.85		(13.60)		328,870	1.94	(o)	1.94	(o)	0.01	82
6/30/2007	19.83	(0.08)	3.66	3.58	—	(3.16)	(3.16)		—	(b)		20.25		19.34		581,822	1.98	(o)	1.98	(o)	(0.43)	112
6/30/2006	22.80	(0.10)	1.36	1.26	—	(4.23)	(4.23)		—	(b)		19.83	(l)	5.53	(l)	718,005	2.00		2.00		(0.46)	85
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]		[ ]		[ ]	[ ]
6/30/2009	13.69	0.07	(4.01)	(3.94)	(0.08)	— (b)	(0.08)		—	(b)		9.67	(r)	(28.74	)(r)	207,823	1.96		1.97		0.71	201
6/30/2008	20.06	— (b)	(2.21)	(2.21)	— (b)	(4.16)	(4.16)		—	(b)		13.69		(13.62)		389,634	1.94	(o)	1.94	(o)	0.02	82
6/30/2007	19.67	(0.08)	3.63	3.55	—	(3.16)	(3.16)		—	(b)		20.06		19.40		621,339	1.98	(o)	1.98	(o)	(0.43)	112
6/30/2006	22.66	(0.10)	1.34	1.24	—	(4.23)	(4.23)		—	(b)		19.67	(m)	5.47	(m)	752,734	2.00		2.00		(0.46)	85
Class R
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]		[ ]		[ ]	[ ]
6/30/2009	14.21	0.13	(4.18)	(4.05)	(0.16)	— (b)	(0.16)		—	(b)		10.00	(s)	(28.41	)(s)	14,099	1.46		1.47		1.21	201
6/30/2008	20.60	0.09	(2.29)	(2.20)	(0.03)	(4.16)	(4.19)		—	(b)		14.21		(13.19)		25,561	1.44	(o)	1.44	(o)	0.54	82
6/30/2007	20.02	0.01	3.73	3.74	—	(3.16)	(3.16)		—	(b)		20.60		20.06		33,816	1.48	(o)	1.48	(o)	0.07	112
6/30/2006	22.88	0.01	1.36	1.37	—	(4.23)	(4.23)		—	(b)		20.02	(n)	6.03	(n)	37,856	1.50		1.50		0.05	85

(a)	Calculated on average shares outstanding during the year.
(b)	Less than $0.01 per share.
(c)	If the net assets for the Class A, B and C shares did not exceed $2.5 billion, the ratio of expenses to average net assets would have been 1.25%.
(d)	If the net assets for the Class A, B and C shares did not exceed $2.5 billion, the ratio of expenses to average net assets would have been 2.00%.
(e)	Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purpose of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of waivers and reimbursements. Total return may reflect adjustments to conform to generally accepted accounting principles.
(f)	Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.
(g)	Repayments by the Adviser increased the end of year net asset value per share by $0.02 and total return by 0.06%. If the Adviser had not made repayments, end of year net asset value and total return would have been $24.28 and (1.72)%, respectively.
(h)	Repayments by the Adviser increased the end of year net asset value per share by $0.02 and total return by 0.07%. If the Adviser had not made repayments, end of year net asset value and total return would have been $22.78 and (2.42)%, respectively.
(i)	Repayments by the Adviser increased the end of year net asset value per share by $0.02 and total return by 0.07%. If the Adviser had not made repayments, end of year net asset value and total return would have been $22.64 and (2.44)%, respectively.
(j)	Repayments by the Adviser increased the end of year net asset value per share by $0.01 and total return by 0.05%. If the Adviser had not made repayments, end of year net asset value and total return would have been $22.87 and (2.02)%, respectively.
(k)	Payments from Affiliates increased the end of year net asset value per share by $0.03 and total return by 0.14%. If the Affiliates had not made repayments, end of year net asset value and total return would have been $21.55 and 6.14%, respectively.
(l)	Payments from Affiliates increased the end of year net asset value per share by $0.03 and total return by 0.15%. If the Affiliates had not made repayments, end of year net asset value and total return would have been $19.80 and 5.38%, respectively.
(m)	Payments from Affiliates increased the end of year net asset value per share by $0.03 and total return by 0.15%. If the Affiliates had not made repayments, end of year net asset value and total return would have been $19.64 and 5.32%, respectively.
(n)	Payments from Affiliates increased the end of year net asset value per share by $0.03 and total return by 0.15%. If the Affiliates had not made repayments, end of year net asset value and total return would have been $19.99 and 5.88%, respectively.
(o)	Effective January 1, 2007, the advisory fee was reduced by 0.05%, in addition effective October 1, 2007 the advisory fee was reduced by an additional 0.05%.
(p)	Capital Contribution from Affiliate increased the end of year net asset value by $0.20 and total return by 1.28%. If the Affiliate had not made payments, end of year net asset value and total return would have been $11.02 and (29.50)%, respectively.
(q)	Capital Contribution from Affiliate increased the end of year net asset value by $0.18 and total return by 1.31%. If the Affiliate had not made payments, end of year net asset value and total return would have been $9.65 and (30.03)%, respectively.
(r)	Capital Contribution from Affiliate increased the end of year net asset value by $0.17 and total return by 1.25%. If the Affiliate had not made payments, end of year net asset value and total return would have been $9.50 and (29.99)%, respectively.
(s)	Capital Contribution from Affiliate increased the end of year net asset value by $0.18 and total return by 1.28%. If the Affiliate had not made payments, end of year net asset value and total return would have been $9.82 and (29.69)%, respectively.

184	Allianz Funds

																	Ratio of	Ratio of
																	Expenses to	Expenses to
						Distributions to											Average	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Shareholders	Total				Net Asset					Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net	from Net	Dividends	Fund			Value					End	with	without	Income to	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	Redemption			End			Total		of Period	Waiver and	Waiver and	Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)			of Period			Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

NFJ Small-Cap Value Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$	[ ]		[ ]	%	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	28.92	0.45	(7.59)	(7.14)	(0.34)	(2.19)	(2.53)		—	(b)		19.25	(d)	(23.95	)(d)	1,808,029	1.22	1.23	2.20	33
6/30/2008	34.77	0.42	(2.75)	(2.33)	(0.53)	(2.99)	(3.52)		—	(b)		28.92		(7.01)		1,690,712	1.22	1.22	1.35	33
6/30/2007	31.47	0.78	5.59	6.37	(0.55)	(2.52)	(3.07)		—	(b)		34.77		21.25		1,961,925	1.22	1.22	2.38	27
6/30/2006	30.26	0.61	3.59	4.20	(0.52)	(2.47)	(2.99)		—	(b)		31.47		14.50		1,745,770	1.25	1.25	1.97	32
Class B
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	27.78	0.30	(7.31)	(7.01)	(0.08)	(2.19)	(2.27)		—	(b)		18.50	(e)	(24.53	)(d)	105,915	1.97	1.98	1.45	33
6/30/2008	33.52	0.18	(2.65)	(2.47)	(0.28)	(2.99)	(3.27)		—	(b)		27.78		(7.71)		199,797	1.97	1.97	0.59	33
6/30/2007	30.46	0.51	5.40	5.91	(0.33)	(2.52)	(2.85)		—	(b)		33.52		20.37		288,895	1.97	1.97	1.62	27
6/30/2006	29.36	0.36	3.49	3.85	(0.28)	(2.47)	(2.75)		—	(b)		30.46		13.64		294,769	2.00	2.00	1.20	32
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	27.81	0.29	(7.32)	(7.03)	(0.15)	(2.19)	(2.34)		—	(b)		18.44	(f)	(24.56	)(f)	370,755	1.97	1.98	1.45	33
6/30/2008	33.56	0.18	(2.65)	(2.47)	(0.29)	(2.99)	(3.28)		—	(b)		27.81		(7.66)		475,710	1.97	1.97	0.60	33
6/30/2007	30.49	0.51	5.41	5.92	(0.33)	(2.52)	(2.85)		—	(b)		33.56		20.32		592,171	1.97	1.97	1.62	27
6/30/2006	29.40	0.36	3.50	3.86	(0.30)	(2.47)	(2.77)		—	(b)		30.49		13.68		579,280	2.00	2.00	1.21	32
Class R
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	29.37	0.40	(7.71)	(7.31)	(0.30)	(2.19)	(2.49)		—	(b)		19.57	(g)	(24.15	)(g)	95,431	1.47	1.47	1.93	33
6/30/2008	35.15	0.36	(2.80)	(2.44)	(0.35)	(2.99)	(3.34)		—	(b)		29.37		(7.23)		51,498	1.47	1.47	1.11	33
6/30/2007	31.80	0.72	5.63	6.35	(0.48)	(2.52)	(3.00)		—	(b)		35.15		20.93		76,297	1.47	1.47	2.17	27
6/30/2006	30.61	0.57	3.60	4.17	(0.51)	(2.47)	(2.98)		—	(b)		31.80		14.24		46,876	1.51	1.51	1.81	32

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administrative Fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.
(d)	Capital contribution from Affiliate increased the end of year net asset value by $0.24 per share and the total return by 0.94%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $19.01 and (24.89)%, respectively.
(e)	Capital contribution from Affiliate increased the end of year net asset value by $0.24 per share and the total return by 0.98%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $18.26 and (25.51)%, respectively.
(f)	Capital contribution from Affiliate increased the end of year net asset value by $0.24 per share and the total return by 0.98%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $18.20 and (25.54)%, respectively.
(g)	Capital contribution from Affiliate increased the end of year net asset value by $0.24 per share and the total return by 0.93%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $19.33 and (25.08)%, respectively.

Prospectus	185

Financial Highlights (continued)

																	Ratio of	Ratio of
																	Expenses to	Expenses to
						Distributions to											Average	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Shareholders	Total				Net Asset					Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net	from Net	Dividends	Fund			Value					End	with	without	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	Redemption			End			Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)			of Period			Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC Growth Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$	[ ]		[ ]	%	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	27.97	0.03	(6.85)	(6.82)	—	—	—		—	(b)		21.15	(i)	(24.38	)(i)	177,764	1.17	1.17	0.14	143
6/30/2008	28.22	(0.04)	(0.21)	(0.25)	—	—	—		—	(b)		27.97		(0.89)		229,549	1.16	1.16	(0.13)	116
6/30/2007	22.63	(0.04)	5.63	5.59	—	—	—		—	(b)		28.22	(h)	24.70	(h)	107,105	1.16	1.16	(0.15)	79
6/30/2006	20.55	(0.04)	2.12	2.08	— (b)	—	— (b)		—	(b)		22.63		10.12		82,137	1.17	1.17	(0.18)	115
Class B
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	23.20	(0.11)	(5.68)	(5.79)	—	—	—		—	(b)		17.41	(j)	(24.96	)(j)	15,507	1.92	1.92	(0.63)	143
6/30/2008	23.58	(0.22)	(0.16)	(0.38)	—	—	—		—	(b)		23.20		(1.61)		24,803	1.91	1.91	(0.92)	116
6/30/2007	19.05	(0.19)	4.72	4.53	—	—	—		—	(b)		23.58	(h)	23.78	(h)	25,740	1.91	1.91	(0.91)	79
6/30/2006	17.43	(0.17)	1.79	1.62	— (b)	—	— (b)		—	(b)		19.05		9.29		28,831	1.92	1.92	(0.93)	115
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	23.20	(0.11)	(5.68)	(5.79)	—	—	—		—	(b)		17.41	(k)	(24.96	)(o)	182,278	1.92	1.92	(0.62)	143
6/30/2008	23.58	(0.22)	(0.16)	(0.38)	—	—	—		—	(b)		23.20		(1.61)		277,937	1.91	1.91	(0.93)	116
6/30/2007	19.05	(0.19)	4.72	4.53	—	—	—		—	(b)		23.58	(h)	23.78	(h)	425,999	1.91	1.91	(0.91)	79
6/30/2006	17.43	(0.17)	1.79	1.62	—	—	—		—	(b)		19.05		9.29		411,731	1.92	1.92	(0.93)	115
Class R
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	23.81	(0.01)	(5.85)	(5.86)	—	—	—		—	(b)		17.95	(q)	(24.61	)(l)	9,830	1.40	1.40	(0.06)	143
6/30/2008	24.08	(0.10)	(0.17)	(0.27)	—	—	—		—	(b)		23.81		(1.12)		2,061	1.41	1.41	(0.41)	116
6/30/2007	19.36	(0.09)	4.81	4.72	—	—	—		—	(b)		24.08	(h)	24.38	(k)	1,663	1.41	1.41	(0.39)	79
6/30/2006	17.62	(0.08)	1.82	1.74	—	—	—		—	(b)		19.36		9.88		769	1.42	1.42	(0.43)	115

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Effective April 1, 2005, the Administrative Fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.
(e)	Repayments by the Adviser increased the end of year net asset value by $0.03 per share and the total return by 0.13%. If the Adviser had not made repayments, the end of year net asset value and total return would have been $20.52 and 2.93%, respectively.
(f)	Repayments by the Adviser increased the end of year net asset value by $0.02 per share and the total return by 0.13%. If the Adviser had not made repayments, the end of year net asset value and total return would have been $17.41 and 2.16%, respectively.
(g)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 2.73%.
(h)	Payments from Affiliates increased the end of year net asset value per share and total return by less than $0.01 and 0.01% respectively.
(i)	Capital infusion from Affiliate increased the end of year net asset value by $0.09 per share and the total return by 0.32%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $21.06 and (24.70)%, respectively.
(j)	Capital contribution from Affiliate increased the end of year net asset value by $0.07 per share and the total return by 0.30%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $17.34 and (25.26)%, respectively.
(k)	Capital contribution from Affiliate increased the end of year net asset value by $0.07 per share and the total return by 0.30%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $17.34 and (25.26)%, respectively.
(l)	Capital contribution from Affiliate increased the end of year net asset value by $0.07 per share and the total return by 0.30%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $17.88 and (24.91)%, respectively.

186	Allianz Funds

																	Ratio of	Ratio of
																	Expenses to	Expenses to
						Distributions to											Average	Average	Ratio of Net
	Net Asset		Net Realized		Dividends	Shareholders	Total				Net Asset					Net Assets	Net Assets	Net Assets	Investment
	Value	Net	and Change	Total from	from Net	from Net	Dividends	Fund			Value					End	with	without	Loss to	Portfolio
For a share outstanding	Beginning	Investment	in Unrealized	Investment	Investment	Realized	and	Redemption			End			Total		of Period	Waiver and	Waiver and	Average	Turnover
for the period ended:	of Period	Loss(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)			of Period			Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC Opportunity Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$	[ ]		[ ]	%	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	22.81	(0.10)	(3.86)	(3.96)	—	—	—		—	(b)		18.85	(h)	(17.32	)(h)	57,700	1.31	1.32	(0.57)	199
6/30/2008	31.20	(0.15)	(4.99)	(5.14)	—	(3.25)	(3.25)		—	(b)		22.81		(18.02)		74,282	1.31	1.31	(0.57)	199
6/30/2007	25.47	(0.28)	6.55	6.27	—	(0.54)	(0.54)		—	(b)		31.20		24.85		69,160	1.32	1.32	(1.00)	148
6/30/2006	22.19	(0.25)	3.53	3.28	—	—	—		—	(b)		25.47	(e)	14.78	(e)	55,768	1.32	1.32	(1.02)	171
Class B
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	17.11	(0.17)	(2.90)	(3.07)	—	—	—		—	(b)		14.04	(i)	(17.89	)(i)	5,097	2.06	2.07	(1.31)	199
6/30/2008	24.42	(0.27)	(3.79)	(4.06)	—	(3.25)	(3.25)		—	(b)		17.11		(18.65)		8,960	2.06	2.06	(1.32)	199
6/30/2007	20.19	(0.38)	5.15	4.77	—	(0.54)	(0.54)		—	(b)		24.42		23.91		17,107	2.07	2.07	(1.76)	148
6/30/2006	17.72	(0.35)	2.82	2.47	—	—	—		—	(b)		20.19	(f)	13.94	(f)	19,062	2.07	2.07	(1.77)	171
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	17.10	(0.17)	(2.90)	(3.07)	—	—	—		—	(b)		14.03	(j)	(17.95	)(j)	61,152	2.06	2.07	(1.32)	199
6/30/2008	24.42	(0.27)	(3.80)	(4.07)	—	(3.25)	(3.25)		—	(b)		17.10		(18.64)		83,843	2.06	2.06	(1.32)	199
6/30/2007	20.18	(0.38)	5.16	4.78	—	(0.54)	(0.54)		—	(b)		24.42		23.97		147,960	2.07	2.07	(1.75)	148
6/30/2006	17.72	(0.35)	2.81	2.46	—	—	—		—	(b)		20.18	(g)	13.88	(g)	139,516	2.07	2.07	(1.77)	171

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 5.71%.
(d)	Repayments by the Adviser increased the total return by 0.01%. If the Adviser had not made repayments, total return would have been 4.90%.
(e)	Payments from Affiliates increased the end of year net asset value by $0.02 per share and the total return by 0.10%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $25.45 and 14.68%, respectively.
(f)	Payments from Affiliates increased the end of year net asset value by $0.02 per share and the total return by 0.13%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $20.17 and 13.81%, respectively.
(g)	Payments from Affiliates increased the end of year net asset value by $0.02 per share and the total return by 0.13%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $20.16 and 13.75%, respectively.
(h)	Capital contribution from Affiliate increased the end of year net asset value by $0.38 per share and the total return by 1.67%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $18.47 and (18.99)%, respectively.
(i)	Capital infusion from Affiliate increased the end of year net asset value by $0.29 per share and the total return by 1.70%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $13.75 and (19.59)%, respectively.
(j)	Capital infusion from Affiliate increased the end of year net asset value by $0.28 per share and the total return by 1.64%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $13.75 and (19.59)%, respectively.

Prospectus	187

Financial Highlights (continued)

																	Ratio of	Ratio of
																	Expenses to	Expenses to
						Distributions to											Average	Average	Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Shareholders	Total				Net Asset					Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	Total from	from Net	from Net	Dividends	Fund			Value					End	with	without	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	Redemption			End			Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)			of Period			Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

AGIC Target Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$	[ ]		[ ]	%	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	23.01	(0.08)	(9.61)	(9.69)	—	(1.66)	(1.66)		—	(b)		11.66	(i)	(40.24	)(i)	93,101	1.21	1.22	(0.62)	130
6/30/2008	24.98	(0.14)	0.55	0.41	—	(2.38)	(2.38)		—	(b)		23.01		1.27		182,525	1.21	1.21	(0.57)	122
6/30/2007	19.71	(0.12)	5.39	5.27	—	—	—		—	(b)		24.98		26.74		175,023	1.21	1.21	(0.55)	114
6/30/2006	17.84	(0.15)	2.02	1.87	—	—	—		—	(b)		19.71	(f)	10.48	(f)	169,007	1.22	1.22	(0.75)	134
Class B
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	19.28	(0.16)	(8.11)	(8.27)	—	(1.66)	(1.66)		—	(b)		9.35	(j)	(40.71	)(j)	7,993	1.97	1.97	(1.40)	130
6/30/2008	21.44	(0.28)	0.50	0.22	—	(2.38)	(2.38)		—	(b)		19.28		0.55		25,133	1.96	1.96	(1.36)	122
6/30/2007	17.04	(0.24)	4.64	4.40	—	—	—		—	(b)		21.44		25.82		50,506	1.96	1.96	(1.31)	114
6/30/2006	15.55	(0.25)	1.74	1.49	—	—	—		—	(b)		17.04	(g)	9.58	(g)	62,324	1.97	1.97	(1.50)	134
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	19.28	(0.15)	(8.12)	(8.27)	—	(1.66)	(1.66)		—	(b)		9.35	(k)	(40.68	)(k)	175,813	1.97	1.97	(1.38)	130
6/30/2008	21.44	(0.27)	0.49	0.22	—	(2.38)	(2.38)		—	(b)		19.28		0.50		373,169	1.96	1.96	(1.33)	122
6/30/2007	17.04	(0.24)	4.64	4.40	—	—	—		—	(b)		21.44		25.82		432,836	1.96	1.96	(1.30)	114
6/30/2006	15.54	(0.25)	1.75	1.50	—	—	—		—	(b)		17.04	(h)	9.65	(h)	422,314	1.97	1.97	(1.50)	134

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 3.88%.
(d)	Repayments by the Adviser increased the total return by 0.03%.
(e)	Repayments by the Adviser increased the total return by 0.02%. If the Adviser had not made repayments, total return would have been 3.10%.
(f)	Payments from Affiliates increased the end of year net asset value by $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $19.71 and 10.46%, respectively.
(g)	Payments from Affiliates increased the end of year net asset value by $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $17.04 and 9.56%, respectively.
(h)	Payments from Affiliates increased the end of year net asset value by $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $17.04 and 9.63%, respectively.
(i)	Capital contribution from Affiliate increased the end of year net asset value by $0.20 per share and the total return by 1.03%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $11.46 and (41.27)%, respectively.
(j)	Capital contribution from Affiliate increased the end of year net asset value by $0.17 per share and the total return by 1.08%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $9.18 and (41.79)%, respectively.
(k)	Capital contribution from Affiliate increased the end of year net asset value by $0.17 per share and the total return by 1.08%. If the Affiliate had not made these payments, end of year net asset value and total return would have been $9.18 and (41.76)%, respectively.

188	Allianz Funds

			Net Realized			Distributions to									Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Shareholders	Total				Net Asset		Net Assets	Ratio of	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	from Net	Dividends	Fund			Value		End	Expenses to	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss)	Investment	Investment	Realized	and	Redemption			End	Total	of Period	Average	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	on Investments(a)	Operations	Income	Gains	Distributions	Fees(a)			of Period	Return	(000s)	Net Assets	Net Assets	Rate

RCM Disciplined International Equity Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %
6/30/2009	14.12	0.11	(4.41)	(4.30)	(0.17)	—	(0.17)		—	(b)	9.65	(30.29)	11,190	1.37	1.14	34
6/30/2008	15.41	0.14	(1.27)	(1.13)	(0.16)	—	(0.16)		—	(b)	14.12	(7.42)	23,718	1.37	0.90	51
6/30/2007	12.69	0.13	2.71	2.84	(0.12)	—	(0.12)		—	(b)	15.41	22.43	21,738	1.37	0.91	52
6/30/2006	9.96	0.08	2.82	2.90	(0.17)	—	(0.17)		—	(b)	12.69	29.25	17,672	1.38	0.64	79
Class B
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	13.81	0.02	(4.28)	(4.26)	—	—	—		—	(b)	9.55	(30.85)	5,029	2.13	0.25	34
6/30/2008	15.09	—	(1.22)	(1.22)	(0.06)	—	(0.06)		—	(b)	13.81	(8.10)	14,150	2.12	(0.03)	51
6/30/2007	12.45	0.02	2.66	2.68	(0.04)	—	(0.04)		—	(b)	15.09	21.50	16,240	2.12	0.16	52
6/30/2006	9.80	—	2.76	2.76	(0.11)	—	(0.11)		—	(b)	12.45	28.38	12,660	2.13	0.02	79
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	13.90	0.05	(4.35)	(4.30)	(0.06)	—	(0.06)		—	(b)	9.54	(30.91)	18,604	2.12	0.48	34
6/30/2008	15.16	(0.02)	(1.20)	(1.22)	(0.04)	—	(0.04)		—	(b)	13.90	(8.07)	33,116	2.12	(0.10)	51
6/30/2007	12.50	0.02	2.68	2.70	(0.04)	—	(0.04)		—	(b)	15.16	21.50	45,029	2.12	0.13	52
6/30/2006	9.81	(0.02)	2.79	2.77	(0.08)	—	(0.08)		—	(b)	12.50	28.36	39,409	2.13	(0.17)	79

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.

Prospectus	189

Financial Highlights (continued)

														Ratio of	Ratio of
														Expenses to	Expenses to
						Distributions to								Average	Average	Ratio of Net
	Net Asset	Net	Net Realized	Total Income	Dividends	Shareholders	Total				Net Asset		Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	and Change	(Loss) from	from Net	from Net	Dividends	Fund			Value		End	with	without	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	Redemption			End	Total	of Period	Waiver and	Waiver and	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)			of Period	Return	(000s)	Reimbursement	Reimbursement	Net Assets	Rate

RCM Global Resources Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	25.96	(0.02)	(13.35)	(13.37)	(0.03)	(0.61)	(0.64)		—	(b)	11.95	(51.07)	11,395	1.47	1.47	(0.13)	158
6/30/2008	19.59	0.07	6.88	6.95	—	(0.61)	(0.61)		0.03		25.96	36.07	29,504	1.46	1.46	0.32	75
6/30/2007	17.06	(0.08)	3.95	3.87	(0.02)	(1.33)	(1.35)		0.01		19.59	24.30	5,327	1.47	1.47	(0.47)	111
3/31/2006† – 6/30/2006	16.42	— (b)	0.64	0.64	—	—	—		—	(b)	17.06	3.90	1,290	1.45 *	1.45 *	0.03 *	128
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	25.51	(0.12)	(13.09)	(13.21)	—	(0.61)	(0.61)		—	(b)	11.69	(51.37)	8,187	2.22	2.22	(0.87)	158
6/30/2008	19.39	(0.08)	6.79	6.71	—	(0.61)	(0.61)		0.02		25.51	35.14	20,802	2.21	2.21	(0.36)	75
6/30/2007	17.03	(0.21)	3.91	3.70	(0.02)	(1.33)	(1.35)		0.01		19.39	23.30	4,525	2.22	2.22	(1.23)	111
3/31/2006† – 6/30/2006	16.42	(0.03)	0.64	0.61	—	—	—		—	(b)	17.03	3.71	736	2.20 *	2.20 *	(0.71)*	128

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Amount less than $0.01 per share.

190	Allianz Funds

													Ratio of	Ratio of
													Expenses to	Expenses to
			Net Realized/		Distributions to								Average	Average	Ratio of Net
	Net Asset	Net	and Change	Total Income	Shareholders	Total				Net Asset		Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	Dividends	Fund			Value		End	with	without	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss)	Investment	Realized	and	Redemption			End	Total	of Period	Waiver and	Waiver and	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	on Investments(a)	Operations	Gains	Distributions	Fees(a)			of Period	Return	(000s)	Reimbursement	Reimbursement	Net Assets	Rate

RCM Global Small-Cap Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	25.52	(0.08)	(9.63)	(9.71)	—	—		—	(b)	15.81	(38.07)	21,515	1.77	1.79	(0.47)	124
6/30/2008	34.78	(0.16)	(6.44)	(6.60)	(2.66)	(2.66)		—	(b)	25.52	(20.20)	63,178	1.77	1.77	(0.53)	100
6/30/2007	27.88	(0.12)	7.02	6.90	—	—		—	(b)	34.78	24.75	98,080	1.76	1.76	(0.39)	80
6/30/2006	22.48	(0.14)	5.53	5.39	—	—		0.01		27.88 (d)	24.02 (d)	71,293	1.77	1.77	(0.52)	73
Class B
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	24.34	(0.20)	(9.17)	(9.37)	—	—		—	(b)	14.97	(38.52)	11,064	2.52	2.54	(1.22)	124
6/30/2008	33.53	(0.38)	(6.15)	(6.53)	(2.66)	(2.66)		—	(b)	24.34	(20.77)	31,948	2.52	2.52	(1.29)	100
6/30/2007	27.08	(0.34)	6.79	6.45	—	—		—	(b)	33.53	23.77	57,203	2.52	2.52	(1.16)	80
6/30/2006	21.99	(0.33)	5.41	5.08	—	—		0.01		27.08 (e)	23.19 (e)	48,365	2.52	2.52	(1.28)	73
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	24.33	(0.20)	(9.17)	(9.37)	—	—		—	(b)	14.96	(38.51)	11,267	2.52	2.54	(1.22)	124
6/30/2008	33.52	(0.38)	(6.15)	(6.53)	(2.66)	(2.66)		—	(b)	24.33	(20.79)	34,014	2.52	2.52	(1.28)	100
6/30/2007	27.07	(0.34)	6.79	6.45	—	—		—	(b)	33.52	23.79	57,007	2.52	2.52	(1.13)	80
6/30/2006	21.98	(0.34)	5.42	5.08	—	—		0.01		27.07 (f)	23.16 (f)	40,499	2.52	2.52	(1.32)	73

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administrative Fee was reduced by 0.10%.
(d)	Payments from Affiliates increased the end of year net asset value by less than $0.01 per share and the total return by 0.01%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $27.88 and 24.01%, respectively.
(e)	Payments from Affiliates increased the end of year net asset value by less than $0.01 per share and the total return by 0.01%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $27.08 and 23.14%, respectively.
(f)	Payments from Affiliates increased the end of year net asset value by less than $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $27.07 and 23.15%, respectively.

Prospectus	191

Financial Highlights (continued)

								Distributions to									Ratio of Net
	Net Asset	Net	Net Realized		Dividends			Shareholders	Total				Net Asset		Net Assets	Ratio of	Investment
	Value	Investment	and Change	Total from	from Net			from Net	Dividends	Fund			Value		End	Expenses to	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment			Realized	and	Redemption			End	Total	of Period	Average	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income			Gains	Distributions	Fees(a)			of Period	Return	(000s)	Net Assets	Net Assets	Rate

RCM Large-Cap Growth Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %
6/30/2009	12.94	0.04	(2.66)	(2.62)		(0.03)		(0.22)	(0.25)		—	(b)	10.07	(19.87)	38,641	1.12	0.40	61
6/30/2008	15.04	0.02	(0.89)	(0.87)		(0.03)		(1.20)	(1.23)		—	(b)	12.94	(6.81)	48,172	1.11	0.16	69
6/30/2007	13.67	0.02	2.13	2.15		(0.04)		(0.74)	(0.78)		—	(b)	15.04	16.06	51,136	1.11	0.11	54
6/30/2006	12.68	— (b)	0.99	0.99		—	(b)	—	—		—	(b)	13.67	7.82	56,247	1.12	0.01	74
Class B
6/30/2010	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	12.41	(0.03)	(2.55)	(2.58)		—		(0.22)	(0.22)		—	(b)	9.61	(20.47)	4,714	1.87	(0.36)	61
6/30/2008	14.55	(0.08)	(0.86)	(0.94)		—		(1.20)	(1.20)		—	(b)	12.41	(7.52)	8,012	1.86	(0.59)	69
6/30/2007	13.30	(0.09)	2.08	1.99		—		(0.74)	(0.74)		—	(b)	14.55	15.30	10,770	1.86	(0.64)	54
6/30/2006	12.44	(0.10)	0.96	0.86		—	(b)	—	—		—	(b)	13.30	6.92	11,034	1.87	(0.73)	74
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	12.44	(0.03)	(2.56)	(2.59)		—		(0.22)	(0.22)		—	(b)	9.63	(20.50)	6,151	1.87	(0.35)	61
6/30/2008	14.57	(0.08)	(0.85)	(0.93)		—		(1.20)	(1.20)		—	(b)	12.44	(7.44)	8,407	1.86	(0.59)	69
6/30/2007	13.33	(0.09)	2.07	1.98		—		(0.74)	(0.74)		—	(b)	14.57	15.19	10,862	1.86	(0.64)	54
6/30/2006	12.46	(0.10)	0.97	0.87		—	(b)	—	—		—	(b)	13.33	6.99	10,312	1.87	(0.74)	74
Class R
6/30/2010	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	12.91	0.02	(2.66)	(2.64)		—		(0.22)	(0.22)		—	(b)	10.05	(20.13)	3,980	1.37	0.16	61
6/30/2008	15.03	(0.01)	(0.91)	(0.92)		—		(1.20)	(1.20)		—	(b)	12.91	(7.06)	4,668	1.36	(0.09)	69
6/30/2007	13.64	(0.02)	2.15	2.13		—		(0.74)	(0.74)		—	(b)	15.03	15.88	4,916	1.36	(0.14)	54
6/30/2006	12.69	(0.01)	0.96	0.95		—	(b)	—	—		—	(b)	13.64	7.46	4,346	1.50	(0.06)	74

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.

192	Allianz Funds

						Distributions to											Ratio of Net
	Net Asset	Net	Net Realized		Dividends	Shareholders	Total				Net Asset				Net Assets	Ratio of	Investment
	Value	Investment	and Change	Total from	from Net	from Net	Dividends	Fund			Value				End	Expenses to	Income (Loss)	Portfolio
For a share outstanding	Beginning	Income	in Unrealized	Investment	Investment	Realized	and	Redemption			End			Total	of Period	Average	to Average	Turnover
for the period ended:	of Period	(Loss)(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)			of Period			Return	(000s)	Net Assets	Net Assets	Rate

RCM Mid-Cap Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$	[ ]		[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %
6/30/2009	2.67	— (b)	(0.71)	(0.71)	—	(0.01)	(0.01)		—	(b)		1.95		(26.34)	2,608	1.14	(0.20)	139
6/30/2008	2.87	(0.01)	(0.16)	(0.17)	—	(0.03)	(0.03)		—	(b)		2.67		(6.40)	3,146	1.13	(0.35)	107
6/30/2007	2.89	(0.01)	0.57	0.56	—	(0.58)	(0.58)		—	(b)		2.87		21.69	3,640	1.17	(0.49)	102
6/30/2006	2.58	(0.02)	0.33	0.31	—	—	—		—	(b)		2.89	(d)	12.02 (d)	4,046	1.15	(0.52)	161
Class B
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	2.56	(0.02)	(0.67)	(0.69)	—	(0.01)	(0.01)		—	(b)		1.86		(26.98)	1,260	1.89	(0.96)	139
6/30/2008	2.78	(0.03)	(0.16)	(0.19)	—	(0.03)	(0.03)		—	(b)		2.56		(6.97)	1,913	1.89	(1.11)	107
6/30/2007	2.83	(0.03)	0.56	0.53	—	(0.58)	(0.58)		—	(b)		2.78		21.08	2,412	1.92	(1.24)	102
6/30/2006	2.55	(0.04)	0.32	0.28	—	—	—		—	(b)		2.83	(e)	10.98 (e)	2,655	1.90	(1.26)	161
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	2.55	(0.02)	(0.67)	(0.69)	—	(0.01)	(0.01)		—	(b)		1.85		(27.09)	2,042	1.88	(0.95)	139
6/30/2008	2.77	(0.03)	(0.16)	(0.19)	—	(0.03)	(0.03)		—	(b)		2.55		(6.99)	2,264	1.89	(1.11)	107
6/30/2007	2.82	(0.03)	0.56	0.53	—	(0.58)	(0.58)		—	(b)		2.77		21.17	2,764	1.92	(1.25)	102
6/30/2006	2.54	(0.04)	0.32	0.28	—	—	—		—	(b)		2.82	(f)	11.02 (f)	3,483	1.90	(1.26)	161
Class R
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	2.69	(0.01)	(0.70)	(0.71)	—	(0.01)	(0.01)		—	(b)		1.97		(26.42)	76	1.38	(0.36)	139
6/30/2008	2.91	(0.02)	(0.17)	(0.19)	—	(0.03)	(0.03)		—	(b)		2.69		(6.66)	24	1.39	(0.73)	107
6/30/2007	2.92	(0.02)	0.59	0.57	—	(0.58)	(0.58)		—	(b)		2.91		21.86	231	1.38	(0.70)	102
6/30/2006	2.62	(0.02)	0.32	0.30	—	—	—		—	(b)		2.92	(g)	11.45 (g)	185	1.40	(0.78)	161

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.64%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.87 and 11.38%, respectively.
(e)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.64%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.81 and 10.34%, respectively.
(f)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.65%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.80 and 10.37%, respectively.
(g)	Payments from Affiliates increased the end of period net asset value by $0.02 per share and the total return by 0.63%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $2.90 and 10.82%, respectively.

Prospectus	193

Financial Highlights (continued)

						Distributions to							Ratio of Net
	Net Asset		Net Realized		Dividends	Shareholders	Total		Net Asset		Net Assets	Ratio of	Investment
	Value	Net	and Change	Total from	from Net	from Net	Dividends	Fund	Value		End	Expenses to	Loss to	Portfolio
For a share outstanding	Beginning	Investment	in Unrealized	Investment	Investment	Realized	and	Redemption	End	Total	of Period	Average	Average	Turnover
for the period ended:	of Period	Loss(a)	Gain (Loss)(a)	Operations	Income	Gains	Distributions	Fees(a)	of Period	Return	(000s)	Net Assets	Net Assets	Rate

RCM Strategic Growth Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	[ ] %	$ [ ]	[ ] %	[ ] %	[ ] %
6/30/2009	15.65	(0.06)	(3.25)	(3.31)	—	—	—	— (b)	12.34	(21.15)	2,051	1.71	(0.51)	139
6/30/2008	16.18	(0.12)	0.10	(0.02)	—	(0.51)	(0.51)	—	15.65	(0.46)	2,273	1.80	(0.72)	107
6/30/2007	13.56	(0.05)	2.67	2.62	—	—	—	—	16.18	19.23	810	1.69	(0.37)	177
3/31/2006† – 6/30/2006	15.00	(0.02)	(1.42)	(1.44)	—	—	—	—	13.56	(9.53)	403	1.64 *	(0.44)*	113
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	15.37	(0.15)	(3.18)	(3.33)	—	—	—	— (b)	12.04	(21.67)	553	2.47	(1.27)	139
6/30/2008	16.02	(0.24)	0.10	(0.14)	—	(0.51)	(0.51)	—	15.37	(1.28)	488	2.56	(1.47)	107
6/30/2007	13.53	(0.16)	2.65	2.49	—	—	—	—	16.02	18.39	68	2.42	(1.03)	177
3/31/2006† – 6/30/2006	15.00	(0.05)	(1.42)	(1.47)	—	—	—	—	13.53	(9.73)	9	2.48 *	(1.47)*	113

*	Annualized.
†	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.

194	Allianz Funds

																	Ratio of	Ratio of
																	Expenses to	Expenses to
			Net Realized			Distributions to											Average	Average	Ratio of Net
	Net Asset	Net	and Change	Total Income	Dividends	Shareholders	Total				Net Asset					Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	in Unrealized	(Loss) from	from Net	from Net	Dividends	Fund			Value					End	with	without	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss)	Investment	Investment	Realized	and	Redemption			End			Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the year or period ended:	of Period	(Loss)(a)	on Investments(a)	Operations	Income	Gains	Distributions	Fees(a)			of Period			Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

RCM Technology Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$	[ ]		[ ]	%	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	42.11	(0.13)	(10.27)	(10.40)	—	(2.76)	(2.76)		—	(b)		28.95	(g)	(22.63	)(g)	297,181	1.66	1.66	(0.47)	251
6/30/2008	45.29	(0.30)	(1.00)	(1.30)	—	(1.89)	(1.89)		0.01			42.11		(3.58)		436,692	1.65	1.65	(0.65)	269
6/30/2007	36.18	(0.35)	9.46	9.11	—	—	—		—	(b)		45.29		25.18		383,969	1.66	1.66	(0.90)	209
6/30/2006	33.61	(0.44)	3.00	2.56	—	—	—		0.01			36.18	(d)	7.65	(d)	328,815	1.64	1.64	(1.15)	272
Class B
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	40.04	(0.34)	(9.81)	(10.15)		(2.76)	(2.76)		—	(b)		27.13	(g)	(23.19	)(g)	16,529	2.41	2.41	(1.23)	251
6/30/2008	43.47	(0.64)	(0.91)	(1.55)	—	(1.89)	(1.89)		0.01			40.04		(4.32)		33,229	2.40	2.40	(1.42)	269
6/30/2007	34.98	(0.64)	9.13	8.49	—	—	—		—	(b)		43.47		24.24		66,220	2.41	2.41	(1.69)	209
6/30/2006	32.75	(0.70)	2.92	2.22	—	—	—		0.01			34.98	(e)	6.84	(e)	117,008	2.39	2.39	(1.91)	272
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]			[ ]		[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	40.02	(0.33)	(9.81)	(10.14)		(2.76)	(2.76)		—	(b)		27.12	(g)	(23.20	)(g)	99,134	2.41	2.41	(1.22)	251
6/30/2008	43.45	(0.63)	(0.92)	(1.55)	—	(1.89)	(1.89)		0.01			40.02		(4.32)		155,023	2.40	2.40	(1.41)	269
6/30/2007	34.97	(0.63)	9.11	8.48	—	—	—		—	(b)		43.45		24.25		174,303	2.41	2.41	(1.66)	209
6/30/2006	32.73	(0.70)	2.93	2.23	—	—	—		0.01			34.97	(f)	6.84	(f)	192,675	2.39	2.39	(1.90)	272

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Payments from Affiliates increased the end of year net asset value by less than $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $36.16 and 7.58%, respectively.
(e)	Payments from Affiliates increased the end of year net asset value by less than $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $36.65 and 7.75%, respectively.
(f)	Payments from Affiliates increased the end of year net asset value by less than $0.02 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $34.95 and 6.77%, respectively.
(g)	Payments from Affiliates increased the end of year net asset value and total return by less than $0.01 per share and 0.01%, respectively.

Prospectus	195

Financial Highlights (continued)

															Ratio of	Ratio of
															Expenses to	Expenses to
			Net Realized	Total		Distributions to									Average	Average	Ratio of Net
	Net Asset	Net	and Change in	Income	Dividends	Shareholders	Total				Net Asset			Net Assets	Net Assets	Net Assets	Investment
	Value	Investment	Unrealized	(Loss) from	from Net	from Net	Dividends	Fund			Value			End	with	without	Income (Loss)	Portfolio
Selected per share data	Beginning	Income	Gain (Loss)	Investment	Investment	Realized	and	Redemption			End	Total		of Period	Waiver and	Waiver and	to Average	Turnover
for the year or period Ended:	of Period	(Loss)(a)	on Investments(a)	Operations	Income	Gains	Distributions	Fees(a)			of Period	Return		(000s)	Reimbursement	Reimbursement	Net Assets	Rate

RCM Wellness Fund
Class A
6/30/2010	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$	[ ]		$ [ ]	[ ]	%	$ [ ]	[ ] %	[ ] %	[ ] %	[ ] %
6/30/2009	22.14	(0.08)	(3.48)	(3.56)	—	—	—		—	(b)	18.58	(16.08)		11,635	1.51	1.52	(0.44)	365
6/30/2008	23.82	(0.19)	(1.49)	(1.68)	—	—	—		—	(b)	22.14	(7.05)		9,241	1.52	1.52	(0.81)	171
6/30/2007	21.23	(0.09)	2.68	2.59	—	—	—		—	(b)	23.82	12.20		11,879	1.55 (g)	1.55 (g)	(0.38)	254
6/30/2006	21.19	(0.11)	0.15	0.04	—	—	—		—	(b)	21.23 (d)	0.19	(d)	14,526	1.57	1.57	(0.49)	280
Class B
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	21.09	(0.21)	(3.32)	(3.53)	—	—	—		—	(b)	17.56	(16.74)		5,229	2.26	2.28	(1.19)	365
6/30/2008	22.86	(0.35)	(1.42)	(1.77)	—	—	—		—	(b)	21.09	(7.74)		4,705	2.27	2.27	(1.56)	171
6/30/2007	20.53	(0.25)	2.58	2.33	—	—	—		—	(b)	22.86	11.35		6,183	2.30 (g)	2.30 (g)	(1.13)	254
6/30/2006	20.64	(0.27)	0.16	(0.11)	—	—	—		—	(b)	20.53 (e)	(0.53	)(e)	8,043	2.32	2.32	(1.24)	280
Class C
6/30/2010	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]		[ ]		[ ]	[ ]		[ ]	[ ]	[ ]	[ ]	[ ]
6/30/2009	21.10	(0.21)	(3.32)	(3.53)	—	—	—		—	(b)	17.57	(16.73)		7,528	2.25	2.26	(1.19)	365
6/30/2008	22.87	(0.35)	(1.42)	(1.77)	—	—	—		—	(b)	21.10	(7.74)		4,895	2.27	2.27	(1.56)	171
6/30/2007	20.53	(0.25)	2.59	2.34	—	—	—		—		22.87	11.34		5,554	2.30 (g)	2.30 (g)	(1.13)	254
6/30/2006	20.64	(0.27)	0.16	(0.11)	—	—	—		—	(b)	20.53 (e)	(0.53	)(e)	7,444	2.32	2.32	(1.24)	280

(a)	Calculated on average shares outstanding during the period.
(b)	Less than $0.01 per share.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.
(d)	Payments from Affiliates increased the end of year net asset value by less than $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of year net asset value and total return would have been $21.23 and 0.17%, respectively.
(e)	Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $20.53 and (0.55)%, respectively.
(f)	Payments from Affiliates increased the end of period net asset value by less than $0.01 per share and the total return by 0.02%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $21.22 and 0.22%, respectively.
(g)	Effective January 1, 2007, the Advisory Fee was reduce by 0.05%.

196	Allianz Funds

Additional Performance Information

As noted in the Fund Summaries above, this section contains additional information regarding the calculation of each Fund’s performance and the presentation of such performance. The Average Annual Total Returns Table in each Fund’s Fund Summary compares the Fund’s returns with those of at least one broad-based market index as well as a performance average of similar mutual funds as grouped by Lipper. The sub-sections below titled “Index Descriptions” and “Lipper Average Descriptions” describe the market indices and Lipper Inc. (“Lipper”) Averages that are used in each Fund Summary. The sub-section below titled “Share Class Performance” describes the calculation of each Fund’s class-by-class performance.

Index Descriptions	The Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Prior to November 1, 2008, this index was published by Lehman Brothers. It is not possible to invest directly in the index.

The Morgan Stanley Capital International All Country World Free (“MSCI ACWI”) Index is an unmanaged index of issuers located in countries throughout the world, representing both developed and emerging markets. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

The Morgan Stanley Capital International Europe Australasia Far East (“MSCI EAFE”) Index is an unmanaged index of non-U.S. growth stock markets. The MSCI EAFE Growth is composed of a sample of companies representative of the market structure of 21 European and Pacific Basin countries. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

The Morgan Stanley Capital International (“MSCI”) Pacific Index is composed of companies representative of the market structure of 6 developed market countries in the Pacific Basin: Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

The Morgan Stanley Capital International (“MSCI”) World Index is a free float-adjusted market capitalization index that is designed to measure global developed-market equity performance. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

The Morgan Stanley Capital International World Small-Cap Index (“MSCI-WSCI”) is an unmanaged, market capitalization weighted index composed of securities representative of the market structure of developed market countries in North America, Europe and the Asia/Pacific region. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

The MSCI AC World Index ex USA is an unmanaged index of mid- and larger-capitalization common stocks of non-U.S. companies. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

The MSCI Emerging Markets (“EM”) Index is a market capitalization-weighted index composed of over 800 companies representative of the market structure of emerging countries in Europe, Latin America, Africa, Middle East and Asia. The MSCI EM Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. It is not possible to invest directly in the index. Prior to November 1, 2006, performance data for the index was calculated gross of dividend tax withholding. Performance data presently shown for the index is net of dividend tax withholding. This recalculation results in lower performance for the index.

Prospectus	197

The NASDAQ Composite Index is an unmanaged market-value weighted index of all common stocks listed on the NASDAQ Stock Market. It is not possible to invest directly in the index.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which consists of the 3,000 largest U.S. companies based on total market capitalization.

The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have less than average growth orientation. It is not possible to invest directly in the index.

The Russell 2000 Growth Index is a capitalization weighted broad based index of 2,000 small capitalization U.S. stocks considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

The Russell 2000 Value Index is an unmanaged index that measures the performance of companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in the index.

The Russell 3000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 and Russell 2000 Indexes considered to have less than average growth orientation. It is not possible to invest directly in the index.

The Russell Micro Cap Growth Index is a capitalization weighted broad based index of 2,000 micro capitalization U.S. stocks considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index, an unmanaged index that measures the performance of companies in the Russell 1000 Index considered to have a greater than average growth orientation. It is not possible to invest directly in the index.

The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. It is not possible to invest directly in the index.

The Russell Midcap Value Index is an unmanaged index that measures the performance of medium capitalization companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index.

The Russell Top 200 Value Index is an unmanaged index that measures the performance of companies in the Russell Top 200 Index with a less than average growth orientation. It is not possible to invest directly in the index.

The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.

On March 28, 2008, the Goldman Sachs Technology Index became the S&P North American Technology Sector Index. The S&P North American Technology Sector Index is a modified capitalization-weighted index of selected technology and internet-related stocks. It is not possible to invest directly in the index.

The World Energy & Materials Composite benchmark represents the performance of a hypothetical index developed by the Adviser. This composite is derived from the World Energy and World Materials components of the MSCI World Index, which is described above. The two components are weighted in the composite based on the market capitalization of those sectors from the prior month. As a result, the weightings of the two components in the composite may vary from month to month. It is not possible to invest directly in the composite or in the index from which it is derived.

The World Healthcare & Consumer Blended Benchmark represents the performance of a hypothetical index developed by the Adviser. This blended benchmark is comprised of three underlying indices in the following

198	Allianz Funds

proportions: 70% MSCI World Healthcare Index, 15% MSCI World Consumer Discretionary Index and 15% MSCI World Consumer Staples Index. It is not possible to invest directly in the blended benchmark or in the indices from which it is derived.

Lipper Average Descriptions	The Lipper Emerging Markets Funds Average is a total return performance average of funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. It does not take into account sales charges.

The Lipper Equity Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek relatively high current income and growth of income through investing 60% or more of their portfolio in equities. It does not take into account sales charges.

The Lipper Global Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup BMI. It does not take into account sales charges.

The Lipper Global Natural Resources Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in the equity securities of domestic and foreign companies engaged in the exploration, development, production, or distribution of natural resources (including oil, natural gas, and base minerals) and/or alternative energy sources (including solar, wind, hydro, tidal, and geothermal). It does not take into account sales charges.

The Lipper Global Science & Technology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in the equity securities of domestic and foreign companies engaged in science and technology. It does not take into account sales charges.

The Lipper Global Small-/Mid-Cap Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) below Lipper’s global large-cap floor. It does not take into account sales charges.

The Lipper Health/Biotechnology Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in the equity securities of domestic companies engaged in healthcare, medicine, and biotechnology. It does not take into account sales charges.

The Lipper International Large Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI. It does not take into account sales charges.

The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. International multi-cap core funds typically have an average price-to-cash flow ratio, price-to book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI. It does not take into account sales charges.

The Lipper International Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. International multi-cap value funds typically have a below-average price-to-cash flow ratio, price to- book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI. It does not take into account sales charges.

The Lipper Large-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. It does not take into account sales charges.

Prospectus	199

The Lipper Large-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. It does not take into account sales charges.

The Lipper Mid-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE large-cap floor. Mid-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price to- book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index. It does not take into account sales charges.

The Lipper Mid-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE large-cap floor. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index. It does not take into account sales charges.

The Lipper Mid-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE large-cap floor. Mid-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index. It does not take into account sales charges.

The Lipper Multi-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per- share growth value, compared to the S&P SuperComposite 1500 Index. It does not take into account sales charges.

The Lipper Multi-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P SuperComposite 1500 Index. It does not take into account sales charges.

The Lipper Pacific Region Funds Average is a total return performance average of funds tracked by Lipper, Inc. that concentrate their investments in equity securities with primary trading markets or operations concentrated in the Western Pacific Basin region or a single country within this region. It does not take into account sales charges.

The Lipper Small-Cap Growth Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have an above average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. It does not take into account sales charges.

The Lipper Small-Cap Value Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. It does not take into account sales charges.

The Lipper Small-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. It does not take into account sales charges.

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The Lipper Flexible Portfolio Funds Average is a total return performance average of funds tracked by Lipper, Inc. that that allocate their investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return. It does not take into account sales charges.

The Lipper Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. It does not take into account sales charges.

U.S. Diversified Equity Large Cap Floor
Lipper will apply the familiar “70% rule” to the Russell 3000 Index to determine the large-cap floor. All the stocks of the Russell 3000 will be ranked by descending order of market cap, the total market capitalization of the index will be computed by summing each constituent stock’s capitalization, and then the large-cap/mid-cap breakpoint will be calculated by adding each stock’s capitalization weight until the 70th percentile of the total capitalization is reached.

U.S. Diversified Equity Small Cap Ceiling
The small-cap ceiling will be determined in the same process as the USDE Large Cap Floor using the 85th percentile of the total capitalization of the Russell 3000 Index to determine the mid-cap/small-cap breakpoint.

Lipper Global/International Large Cap Floors
The market capitalization breakpoints are calculated monthly using the S&P/Citigroup World Broad Market ex-U.S. Index (for international classifications) and the S&P/Citigroup World Broad Market Index (for global classifications). The large-cap floor is calculated using the month-end index components and their market capitalizations. Once the components and their market capitalizations are retrieved they are arrayed in descending order by market capitalization. The market capitalization associated with the company in the 75th percentile is named the small-cap ceiling. The market capitalization of this security is multiplied by 400% to find the large-cap floor. Each of these ceilings is rounded to the nearest $100 million.

Share Class Performance	Information about a Fund’s performance is based on that Fund’s (or its predecessor’s) record to a recent date and is not intended to indicate future performance. Investment results of the Funds will fluctuate over time, and any representation of the Funds’ total return or yield for any prior period should not be considered as a representation of what an investor’s total return or yield may be in any future period. The Trust’s annual and semi-annual reports to shareholders contain additional performance information for the Funds and are available upon request, without charge, by calling the telephone numbers listed at the end of this Prospectus. As discussed in the SAI, and in this Prospectus, several of the Funds have had adviser and sub-adviser changes during the periods for which performance is shown. The same or other Funds may have changed their investment objectives, policies and/or strategies during such periods. Those Funds would not necessarily have achieved the results shown under their current investment management arrangements and/or investment objectives, policies and strategies.

For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to a Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of a Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Additional details including a presentation of actual class-by-class performance and any performance adjustments, are provided under “Additional Performance Information” in the SAI.

* * *

For the Funds listed below, Class A, Class B, Class C and Class R total return presentations in the Fund Summaries for periods prior to the Inception Date of a particular class reflect the prior performance of Institutional Class shares of the Fund (which are offered in a different prospectus) adjusted to reflect the actual sales charges of the newer class. The adjusted performance also reflects the higher Fund operating expenses applicable to Class A, Class B, Class C and Class R shares. These include (i) 12b-1 distribution and servicing fees, which are paid by Class B and Class C (at a maximum rate of 1.00% per annum), Class A (at a maximum rate of 0.25% per annum) and Class R (at a maximum rate of 0.50% per annum) and (ii) administrative fee

Prospectus	201

charges, which generally differ from class to class (Administrative fee charges are the same for Class A, Class B, Class C and Class R shares). Please see “Management of the Trust—Fund Administrator” in the SAI for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries and “Management of the Funds” in this Prospectus for more detailed information about each Fund’s fees and expenses. Prior to April 2, 2007, the NFJ All-Cap Value Fund had different sub-advisers, investment objectives, and principal investment strategies and would not necessarily have achieved the same performance results under its current investment management arrangements.

Fund	Inception Date of Fund	Class	Inception Date of Class
CCM Capital Appreciation	3/8/91	Class A	1/20/97

		Class B	1/20/97

		Class R	12/31/02

CCM Focused Growth	8/31/99	Class A	7/5/06

		Class C	7/5/06

CCM Mid-Cap	8/26/91	Class A	1/13/97

		Class B	1/13/97

		Class C	1/13/97

		Class R	12/31/02

NFJ All-Cap Value	7/19/02	Class A	7/19/02

		Class B	7/19/02

		Class C	7/19/02

NFJ Large-Cap Value	5/8/00	Class A	7/19/02

		Class B	7/19/02

		Class C	7/19/02

		Class R	1/10/06

NFJ Dividend Value	5/8/00	Class A	10/31/01

		Class B	10/31/01

		Class C	10/31/01

		Class R	12/31/02

NFJ Small-Cap Value	10/1/91	Class A	1/20/97

		Class B	1/20/97

		Class C	1/20/97

		Class R	12/31/02

NFJ International Value	1/31/03	Class A	3/31/05

		Class C	3/31/05

		Class R	11/01/09

NFJ Mid-Cap Value	8/21/06	Class A	8/21/06

		Class C	8/21/06

* Average annual total return presentations in the Fund Summaries for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares was deducted at the times, in the amounts, and under the terms discussed in this Prospectus.

The following Funds were each a series of PIMCO Advisors Funds prior to their reorganization as Funds of the Trust on January 17, 1997. Accordingly, “Inception Date of Fund” for these Funds refers to the inception date of the PIMCO Advisors Funds’ predecessor series. Class A, Class B and Class R average annual total return presentations in the Fund Summaries for the NFJ Renaissance, AGIC Growth and AGIC Opportunity Funds reflect the prior performance of Class C shares of the Fund, adjusted to reflect the actual sales charges (or no sales charges in the case of Class R shares) of the newer class. For the AGIC Target Fund, average annual total return presentations in the Fund Summary reflects the prior performance of Class A shares of the Fund, adjusted to reflect the actual sales charges of the newer class. The adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by Class B and Class C (at a maximum rate of 1.00% per annum), Class A (at a maximum rate of 0.25% per annum) and Class R (at a maximum rate of 0.50% per annum) and (ii) administrative fee charges, which generally differ from class to class (Administrative fee charges are the same for Class A, Class B Class C and Class R shares). Please see “Management of the Trust—Fund Administrator” in the SAI for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries and “Management of the Funds” in this Prospectus for more detailed information about each Fund’s fees and expenses. Prior to November 1, 2006, the AGIC Growth, AGIC Opportunity and AGIC Target Funds had different sub-advisers and would not necessarily have achieved the same performance results under its current investment management arrangements. Prior to June 8, 2009, the NFJ Renaissance Fund had different

202	Allianz Funds

sub-advisers and would not necessarily have achieved the same performance results under its current investment management arrangements.

Fund	Inception Date of Fund	Class	Inception Date of Class
NFJ Renaissance	4/18/88	Class A	2/1/1991

		Class B	5/22/95

		Class C	4/18/88

		Class R	12/31/02

AGIC Growth	2/24/84	Class A	10/26/90

		Class B	5/23/95

		Class C	2/24/84

		Class R	12/31/02

AGIC Opportunity	2/24/84	Class A	12/17/90

		Class B	3/31/99

		Class C	2/24/84

		Class R	11/1/09

AGIC Target	12/17/92	Class A	12/17/92

		Class B	5/22/95

		Class C	12/17/92

Note also that, prior to January 17, 1997, Class A, Class B and Class C shares of the former PIMCO Advisors Funds’ series were subject to a variable level of expenses for such services as legal, audit, custody and transfer agency services. Since January 17, 1997, Class A, Class B and Class C shares of the Trust have been subject to a fee structure that essentially fixes these expenses (along with certain other administrative expenses) under a single administrative fee based on the average daily net assets of a Fund attributable to Class A, Class B and Class C shares (although the Funds bear certain of their other expenses, as described elsewhere in this Prospectus and in the Statement of Additional Information). The administrative fee is subject to breakpoints at various asset levels, as described under “Management of the Funds—Administrative Fees.” Under the current fee structure, the NFJ Renaissance Fund, AGIC Growth Fund, AGIC Target Fund and AGIC Opportunity Fund are expected to have higher total Fund operating expenses than their predecessors had under the fee structure for PIMCO Advisors Funds (prior to January 17, 1997). All other things being equal, such higher expenses have an adverse effect on total return performance for these Funds after January 17, 1997.

The following table sets forth the Inception Date of certain classes of shares of the Allianz RCM Funds (each of which, except the RCM Global Resources and RCM Strategic Growth Funds, was a series of Dresdner RCM Global Funds, Inc. prior to its reorganization as a Fund of the Trust on February 1, 2002). Accordingly, “Inception Date of Fund” for these Funds refers to the inception date of the Dresdner predecessor series. For the Funds listed below offering Class A, Class B, Class C, and Class R shares, average annual total return presentations for periods prior to the Inception Date of such a class reflect the prior performance of Institutional Class shares of the Fund, which are offered in a different prospectus, (with the exception of the RCM Wellness Fund, whose Class A, Class B and Class C performance information is based upon the Class D shares, which are offered in a different prospectus), adjusted to reflect the actual sales charges of the newer class. The performance information for periods prior to February 1, 2002 reflects the performance and fee arrangements of each Fund’s predecessor, revised to reflect the current fee structure of the applicable class. The adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by Class C and Class B (at a maximum rate of 1.00% per annum), Class A (at a maximum rate of 0.25% per annum) and Class R (at a maximum rate of 0.50% per annum) and (ii) administrative fee charges, which generally differ from class to class (Administrative fee charges are the same for Class A, Class B, Class C and Class R shares). Please see “Management of the Trust—Fund Administrator” in the SAI for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries and “Management of the Funds” in this Prospectus for more detailed information about each Fund’s fees and expenses. Prior to changes on September 4, 2008, the RCM Wellness Fund had different principal investment strategies and may not necessarily have achieved the same performance results under its current principal investment strategies.

Prospectus	203

Fund	Inception Date of Fund	Class	Inception Date of Class
RCM Wellness	12/31/96	Class A	2/5/02

		Class B	2/5/02

		Class C	2/5/02

RCM Global Resources	6/30/04	Class A	3/31/06

		Class C	3/31/06

RCM Global Small-Cap	12/31/96	Class A	2/5/02

		Class B	2/5/02

		Class C	2/5/02

RCM Technology	12/27/95	Class A	2/5/02

		Class B	2/5/02

		Class C	2/5/02

RCM Disciplined International Equity	5/22/95	Class A	2/5/02

		Class B	2/5/02

		Class C	2/5/02

RCM Large-Cap Growth	12/31/96	Class A	2/5/02

		Class B	2/5/02

		Class C	2/5/02

		Class R	12/31/02

RCM Mid-Cap	11/6/79	Class A	2/5/02

		Class B	2/5/02

		Class C	2/5/02

		Class R	12/31/02

RCM Strategic Growth	3/31/06	Class A	3/31/06

		Class C	3/31/06

The following table sets forth the inception dates of the classes of shares of the Allianz AGIC Funds. For the Funds listed in the following table, total return presentations for periods prior to the Inception Date of a class reflect the prior performance of Institutional Class shares of the Fund, which are offered in a different prospectus. The AGIC Pacific Rim, AGIC International, AGIC Emerging Markets Opportunities and AGIC Mid-Cap Growth Funds were each series of Nicholas-Applegate Institutional Funds prior to their reorganizations as Funds of the Trust on July 20, 2002, October 15, 2004, August 18, 2006 and July 27, 2007, respectively. Accordingly, “Inception Date of Fund” for these Funds refers to the inception date of their Nicholas-Applegate predecessor series. The Nicholas-Applegate predecessor series of each of these Funds did not offer shares corresponding to the Funds’ Class A, Class B, Class C or Class R shares. For periods prior to the “Inception Date” of a particular class of the AGIC Pacific Rim Fund and the AGIC International Fund, total return presentations in the Fund Summaries for the class are based on the historical performance of the Institutional Class shares of the Nicholas-Applegate Pacific Rim Fund and the Nicholas-Applegate International Systematic Fund, respectively, and, after the reorganizations, on the Institutional Class shares of the applicable Fund, which are offered in a different prospectus, with each class having been adjusted, as necessary, to reflect the actual sales charges of the newer class and the current fee structure. For periods prior to the “Inception Date” of a particular class of the AGIC Emerging Markets Opportunities Fund and the AGIC Mid-Cap Growth Fund, total return presentations for the class are based on the historical performance of the Class I shares of the Nicholas-Applegate Emerging Markets Opportunities Fund and the Nicholas-Applegate U.S. Systematic Mid-Cap Growth Fund, respectively, and, after their reorganizations, on the Institutional Class shares of the applicable Fund, with each class having been adjusted, as necessary, to reflect the actual sales charges of the newer class and the current fee structure. For the Funds below, the adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by Class C and Class B (at a maximum rate of 1.00% per annum), Class A (at a maximum rate of 0.25% per annum) and Class R (at a maximum rate of 0.50% per annum) and (ii) administrative fee charges, which generally differ from class to class (Administrative fee charges are the same for Class A, Class B, Class C and Class R shares). Please see “Management of the Trust—Fund Administrator” in the SAI for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries and “Management of the Funds” in this Prospectus for more detailed information about each Fund’s fees and expenses.

204	Allianz Funds

Fund	Inception Date of Fund	Class	Inception Date of Class
AGIC Emerging Markets Opportunities	5/27/04	Class A	8/21/06

		Class C	8/21/06

AGIC Global	7/19/02	Class A	7/19/02

		Class B	7/19/02

		Class C	7/19/02

		Class R	12/31/02

AGIC Systematic Growth	7/19/02	Class A	7/19/02

		Class B	7/19/02

		Class C	7/19/02

AGIC Income & Growth	2/28/07	Class A	2/28/07

		Class C	2/28/07

AGIC International	5/7/01	Class A	10/29/04

		Class C	10/29/04

		Class R	1/10/06

AGIC Mid-Cap Growth	2/27/04	Class A	7/30/07

		Class C	7/30/07

AGIC Pacific Rim	12/31/97	Class A	7/31/02

		Class B	7/31/02

		Class C	7/31/02

Prospectus	205

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206	Allianz Funds

Allianz Funds	INVESTMENT ADVISER AND ADMINISTRATOR
Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, NY 10105

SUB-ADVISERS
Allianz Global Investors Capital LLC, Cadence Capital Management LLC, NFJ Investment Group LLC, RCM Capital Management LLC

DISTRIBUTOR
Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105

CUSTODIAN
State Street Bank & Trust Co., 801 Pennsylvania Avenue, Kansas City, MO 64105

TRANSFER AGENT
Boston Financial Data Services, Inc., P.O. Box 8050, Boston, MA 02266-8050

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
[ ]

LEGAL COUNSEL
Ropes & Gray LLP, One International Place, Boston, MA 02110

For further information about the Funds and series of Allianz Funds Multi-Strategy Trust, PIMCO Funds and PIMCO Equity Series call 1-800-426-0107 or visit our Web site at www.allianzinvestors.com.

Not part of the Prospectus

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107 or PIMCO & Allianz Funds Infolink Audio Response Network at 1-800-987-4626, or by writing to:

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105-4800

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR Database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number under the Investment Company Act, which is 811-6161.

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on our Web site at www.allianzinvestors.com. You can also visit our Web site for additional information about the Funds.

Investment Company Act File No. 811-6161	AZ805_110110

[[**TO BE UPDATED BY AMENDMENT**]]
ALLIANZ FUNDS
STATEMENT OF ADDITIONAL INFORMATION
November 1, 2010

Allianz CCM Capital Appreciation Fund
Class A	PCFAX
Class B	PFCBX
Class C	PFCCX
Class R	PCARX
Institutional Class	PAPIX
Class P	ALAPX
Administrative Class	PICAX
Class D	PCADX

Allianz AGIC Mid-Cap Growth Fund
Class A	ANMAX
Class C	ANMGX
Institutional Class	ANMIX
Class P	AMGPX
Class D	ANGDX

Allianz AGIC Opportunity Fund
Class A	POPAX
Class A	POOBX
Class C	POPCX
Class R	AOORX
Institutional Class	POFIX
Class P	AOCPX
Administrative Class	POADX
Class D	APPDX

Allianz CCM Emerging Companies Fund
Institutional Class	PMCIX
Administrative Class	PMGAX

Allianz AGIC Pacific Rim Fund
Class A	PPRAX
Class B	PPRBX
Class C	PPRCX
Institutional Class	NAPRX
Class P	APRPX
Class D	PPRDX

Allianz AGIC Target Fund
Class A	PTAAX
Class B	PTABX
Class C	PTACX
Institutional Class	PFTIX
Class P	AOTPX
Administrative Class	PTADX
Class D	PTRDX

Allianz CCM Focused Growth Fund
Class A	AFWAX
Class C	AFWCX
Institutional Class	AFGIX
Class P	ACFPX
Administrative Class	ALADX
Class D	AFWDX

Allianz NFJ All-Cap Value Fund
Class A	PNFAX
Class B	PNFBX
Class C	PNFCX
Institutional Class	PNFIX
Class P	ANFPX
Administrative Class	PNCAX
Class D	PNFDX

Allianz RCM Disciplined International Equity
Fund
Class A	RAIGX
Class B	RBIGX
Class C	RCIGX
Institutional Class	DRIEX
Administrative Class	RAIAX
Class D	DIENX

Allianz CCM Mid-Cap Fund
Class A	PFMAX
Class B	PFMBX
Class C	PFMCX
Class R	PMCRX
Institutional Class	PMGIX
Class P	ACMPX
Administrative Class	PMCGX
Class D	PMCDX

Allianz NFJ Dividend Value Fund
Class A	PNEAX
Class B	PNEBX
Class C	PNECX
Class R	PNERX
Institutional Class	NFJEX
Class P	ADJPX
Administrative Class	ANDAX
Class D	PEIDX

Allianz RCM Global Resources Fund
Class A	ARMAX
Class C	ARMCX
Institutional Class	RGLIX
Class P	APGPX
Class D	ARMDX

Allianz AGIC Emerging Markets Opportunities Fund
Class A	AOTAX
Class C	AOTCX
Institutional Class	AOTIX
Class P	AEMPX
Class D	AOTDX

Allianz NFJ International Value Fund
Class A	AFJAX
Class C	AFJCX
Class R	ANJRX
Institutional Class	ANJIX
Class P	AFVPX
Administrative Class	AIVAX
Class D	AFJDX

Allianz RCM Global Small-Cap Fund
Class A	RGSAX
Class B	RGSBX
Class C	RGSCX
Institutional Class	DGSCX
Class P	ARSPX
Class D	DGSNX

Allianz AGIC Global Fund
Class A	NGBAX
Class B	NGBBX
Class C	NGBCX
Class R	NGBRX
Institutional Class	NGBIX
Class P	AGMPX
Administrative Class	NGAAX
Class D	NGBDX

Allianz NFJ Large Cap Value Fund
Class A	PNBAX
Class B	PNBBX
Class C	PNBCX
Class R	ANLRX
Institutional Class	ANVIX
Class P	ALCPX
Administrative Class	ALNFX
Class D	PNBDX

Allianz RCM Large-Cap Growth Fund
Class A	RALGX
Class B	RBLGX
Class C	RCLGX
Class R	PLCRX
Institutional Class	DRLCX
Class P	ARLPX
Administrative Class	DLGAX
Class D	DLCNX

Allianz AGIC Systematic Growth Fund
Class A	NGWAX
Class B	NGWBX
Class C	NGWCX
Institutional Class	NGFIX
Class P	ANCPX
Administrative Class	NGFAX
Class D	NGWDX

Allianz NFJ Mid-Cap Value Fund
Class A	ANVAX
Class C	ANVCX
Institutional Class	ANIVX
Class P	AMVPX
Class D	ANVDX

Allianz RCM Mid-Cap Fund
Class A	RMDAX
Class B	RMDBX
Class C	RMDCX
Class R	PRMRX
Institutional Class	DRMCX
Administrative Class	DRMAX
Class D	DMCNX

Allianz AGIC Income & Growth Fund
Class A	AZNAX
Class C	AZNCX
Institutional Class	AZNIX
Class P	AIGPX
Class D	AZNDX

Allianz NFJ Renaissance Fund
Class A	PQNAX
Class B	PQNBX
Class C	PQNCX
Class R	PRNRX
Institutional Class	PRNIX
Administrative Class	PRAAX
Class D	PREDX

Allianz RCM Strategic Growth Fund
Class A	ARCAX
Class C	ARCCX
Institutional Class	ANRIX
Class P	AMSPX
Administrative Class	ANRAX
Class D	ARCDX

Allianz AGIC international Fund
Class A	PNIAX
Class C	PNICX
Class R	ANIRX
Institutional Class	NAISX
Class P	ANIPX
Administrative Class	ANCAX
Class D	PNIDX

Allianz NFJ Small-Cap Value Fund
Class A	PCVAX
Class B	PCVBX
Class C	PCVCX
Class R	PNVRX
Institutional Class	PSVIX
Class P	ASVPX
Administrative Class	PVADX
Class D	PNVDX

Allianz RCM Technology Fund
Class A	RAGTX
Class B	RBGTX
Class C	RCGTX
Institutional Class	DRGTX
Class P	ARTPX
Administrative Class	DGTAX
Class D	DGTNX

Allianz AGIC Growth Fund
Class A	PGWAX
Class B	PGFBX
Class C	PGWCX
Class R	PPGRX
Institutional Class	PGFIX
Class P	AOGPX
Administrative Class	PGFAX
Class D	PGRDX

Allianz RCM Wellness Fund
Class A	RAGHX
Class B	RBGHX
Class C	RCGHX
Class D	DGHCX

[[**TO BE UPDATED BY AMENDMENT**]]
ALLIANZ FUNDS
STATEMENT OF ADDITIONAL INFORMATION
November 1, 2010
     This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses of Allianz Funds (the “Trust”), as supplemented from time to time. Through two Prospectuses, the Trust offers up to eight classes of shares of each of its “Funds” (as defined herein). Class A, Class B, Class C and Class R shares of the retail stock Funds are offered through the “Retail Stock Funds Prospectus,” dated November 1, 2010; Institutional Class, Administrative Class, Class P and Class D shares of the retail stock Funds are offered through the “Institutional Stock Funds Prospectus,” dated November 1, 2010. The aforementioned prospectuses are collectively referred to herein as the “Prospectuses.” The Retail Stock Funds Prospectus, which offers Class A, B, C and R shares, is sometimes referred to herein as the “Retail Prospectus.” The Institutional Stock Fund Prospectus, which offers Administrative Class, Institutional Class, Class P and Class D shares, is sometimes referred to herein as the “Institutional Prospectus.”
     Audited financial statements for the Funds as of June 30, 2010, including notes thereto, and the reports of [•] thereon, are incorporated herein by reference from the Trust’s June 30, 2010 Annual Reports. The Trust’s June 30, 2010 Annual Reports were filed electronically with the Securities and Exchange Commission (“SEC”) on August 31, 2010 (Accession No. 0001193125-10-201316). A copy of the applicable Prospectus and the Annual and Semi-Annual Reports corresponding to such Prospectus may be obtained free of charge at the addresses and telephone number(s) listed below.

i

To obtain the Allianz Funds and Allianz Funds Multi-Strategy Trust Prospectuses, Annual and Semi-Annual Reports and Statements of Additional Information
Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105
Telephone: Class A, B, C and R - 1-800-426-0107
Class D - 1-888-877-4626
Institutional, Administrative and Class P - 1-800-498-5413
To obtain the PIMCO Equity Series and PIMCO Funds Prospectuses and Statements of Additional Information,
please contact:
PIMCO Funds
840 Newport Center Drive
Newport Beach, CA 92660
Telephone: Class A, B, C and R – 1-800-426-0107
Class D, M, P, Institutional Class and Administrative Class – 1-800-927-4648 (PIMCO Infolink Audio Response Network)

v

THE TRUST
          Allianz Funds (the “Trust”) is an open-end management investment company (“mutual fund”) that currently consists of twenty-nine separate investment series. Except for the RCM Global Resources, RCM Strategic Growth, RCM Technology and RCM Wellness Funds, each of the Trust’s series offered in this Statement of Additional Information is “diversified” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).
          This Statement of Additional Information relates to the prospectuses for the following series of the Trust, each of which invests directly in equity securities and other securities and instruments: the CCM Capital Appreciation Fund, the CCM Emerging Companies Fund, the CCM Focused Growth Fund and the CCM Mid-Cap Fund (together, the “Allianz CCM Funds”); the AGIC Emerging Markets Opportunities Fund, the AGIC Global Fund, the AGIC Systematic Growth Fund, the AGIC Income & Growth Fund, the AGIC International Fund, the AGIC Mid-Cap Growth Fund, the AGIC Pacific Rim Fund, the AGIC Growth Fund, the AGIC Opportunity Fund and the AGIC Target Fund (together, the “Allianz AGIC Funds”); the NFJ All-Cap Value Fund, the NFJ Dividend Value Fund, the NFJ International Value Fund, the NFJ Large-Cap Value Fund, the NFJ Mid-Cap Value Fund, the NFJ Renaissance Fund and the NFJ Small-Cap Value Fund (together, the “Allianz NFJ Funds”); and the RCM Global Resources Fund, the RCM Global Small-Cap Fund, the RCM Disciplined International Equity Fund, the RCM Large-Cap Growth Fund, the RCM Mid-Cap Fund, the RCM Strategic Growth Fund, the RCM Technology Fund and the RCM Wellness Fund, (together, the “Allianz RCM Funds”). The Allianz CCM Funds, the Allianz AGIC Funds, the Allianz NFJ Funds and the Allianz RCM Funds are sometimes referred to collectively as the “Funds.” The Trust may from time to time create additional series offered through new, revised or supplemented prospectuses or private placement memoranda and statements of additional information. There are a number of other funds referred to throughout this Statement of Additional Information that were formerly series of the Trust as noted below.
          The Trust was organized as a Massachusetts business trust on August 24, 1990. On January 17, 1997, the Trust and PIMCO Advisors Funds, a separate trust, were involved in a transaction in which certain series of PIMCO Advisors Funds reorganized into series of the Trust. In connection with this transaction, the Trust changed its name from PIMCO Funds: Equity Advisors Series to PIMCO Funds: Multi-Manager Series. The Trust changed its name to its current name effective March 3, 2005. Prior to being known as PIMCO Funds: Equity Advisors Series, the Trust was named PIMCO Advisors Institutional Funds, PFAMCO Funds and PFAMCO Fund. The Allianz RCM Funds (except the RCM Global Resources, and RCM Strategic Growth Funds) were reorganized into the Trust on February 1, 2002 when shares of their predecessor funds, each a series of Dresdner RCM Global Funds, Inc., were exchanged for shares of these Allianz RCM Funds. The AGIC Pacific Rim Fund was reorganized into the Trust on July 20, 2002, when shares of its predecessor fund, the Nicholas-Applegate Pacific Rim Fund, a series of Nicholas-Applegate Institutional Funds, were exchanged for shares of the AGIC Pacific Rim Fund. The AGIC International Fund was reorganized into the Trust on October 15, 2004 when shares of its predecessor fund, the Nicholas-Applegate International Systematic Fund, a series of Nicholas-Applegate Institutional Funds, were exchanged for shares of the AGIC International Fund. The AGIC Emerging Markets Opportunities Fund, a recently formed series of the Trust, reorganized on August 18, 2006 when the Nicholas-Applegate Emerging Markets Opportunities Fund reorganized into the AGIC Emerging Markets Opportunities Fund by transferring substantially all of its assets and liabilities to the AGIC Emerging Markets Opportunities Fund in exchange for Institutional Class shares of the AGIC Emerging Markets Opportunities Fund. The AGIC Mid-Cap Growth Fund reorganized on July 27, 2007 when the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund reorganized into the AGIC Mid-Cap Growth Fund by transferring substantially all of its assets and liabilities to the AGIC Mid-Cap Growth Fund in exchange for Institutional Class shares of the AGIC Mid-Cap Growth Fund.
          Prior to August 25, 2010, the AGIC Emerging Markets Opportunities Fund, AGIC Global Fund, AGIC Income & Growth Fund, AGIC International Fund, AGIC Mid-Cap Growth Fund, AGIC Pacific Rim Fund and AGIC Systematic Growth Fund were sub-advised by Nicholas-Applegate Capital Management LLC (“Nicholas-Applegate”) pursuant to a Portfolio Management Agreement between Allianz Global Investors Fund Management (“Allianz Global Fund Management” or the “Adviser”) and Nicholas-Applegate and the name of each of the Nicholas-Applegate Funds was NACM Emerging Markets Opportunities Fund, NACM Global Fund, NACM Income & Growth Fund, NACM International Fund, NACM Mid-Cap Growth Fund, NACM Pacific Rim Fund and NACM Growth Fund, respectively (collectively, the “NACM Funds”). On August 25, 2010, the Adviser, Nicholas-Applegate and Allianz Global Investors Capital LLC (“AGIC”), the indirect parent of Nicholas-Applegate and an affiliate of Allianz Global Fund Management, entered into a novation agreement pursuant to which Nicholas-Applegate was replaced by AGIC as sub-adviser to the AGIC Emerging Markets Opportunities, AGIC Global, AGIC Income & Growth, AGIC International, AGIC Mid-Cap Growth, AGIC Pacific Rim and AGIC Systematic Growth Funds.
          Prior to August 25, 2010, the AGIC Growth Fund, the AGIC Opportunity Fund and the AGIC Target Fund were sub-advised by Oppenheimer Capital LLC (“Oppenheimer Capital”) pursuant to a Portfolio Management Agreement between Allianz Global Fund Management and Oppenheimer Capital and the name of each of the Oppenheimer Capital Funds was OCC Growth Fund, OCC Opportunity Fund and OCC Target Fund, respectively (collectively, the “OCC Funds”). On August 25, 2010, the Adviser, Oppenheimer Capital and AGIC, the indirect parent of Oppenheimer Capital and an affiliate of Allianz Global Fund Management, entered into a novation agreement pursuant to which Oppenheimer Capital was replaced by AGIC as sub-adviser to the AGIC Growth, AGIC Opportunity and AGIC Target Funds. Prior to November 1, 2006, the AGIC Growth Fund (formerly the “PEA Growth Fund”), the AGIC Opportunity Fund (formerly the “PEA Opportunity Fund”) and the AGIC Target Fund (formerly the “PEA Target Fund”) were each sub-advised by PEA Capital LLC (“PEA”) pursuant to a Portfolio Management Agreement between Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) and PEA. On November 1, 2006, the Adviser, PEA and Oppenheimer Capital LLC (“Oppenheimer Capital”) entered into a novation agreement pursuant to which PEA was replaced by Oppenheimer Capital as sub-adviser to the Funds formerly known as the OCC Growth, OCC Opportunity and OCC Target Funds.
          Effective April 2, 2007, the NACM Flex-Cap Value Fund changed its name to the NFJ All-Cap Value Fund in connection with the replacement of Nicholas-Applegate Capital Management LLC with NFJ Investment Group LLC as the Fund’s sub-adviser.
          Effective August 15, 2008, the OCC Value Fund changed its name to the Allianz Global Investors Value Fund (and subsequently merged into the NFJ Large-Cap Value Fund). Effective June 8, 2009, the OCC Renaissance Fund changed its name to the NFJ Renaissance Fund. These changes occurred in connection with the replacement of Oppenheimer Capital LLC with NFJ Investment Group LLC as the Funds’ sub-adviser.
          On January 16, 2009, the Allianz Global Investors Value Fund (the “AGI Value Fund”) merged into the NFJ Large-Cap Value Fund. The AGI Value Fund liquidated in connection with the reorganization, and shares of such Fund are no longer available for purchase.
          Effective April 30, 2009, the RCM International Growth Equity Fund changed its name to the RCM Disciplined International Equity Fund.
          The RCM Biotechnology Fund merged into the RCM Wellness Fund (formerly the “RCM Healthcare Fund”) on October 17, 2008. The shares of RCM Financial Services Fund were redeemed in kind by Allianz Global Investors of America, L.P., the Fund’s sole shareholder, on June 27, 2007. The shares of OCC Core Equity Fund were redeemed on April 25, 2008 in connection with the liquidation and dissolution of the Fund. The shares of OCC International Equity Fund were redeemed on September 15, 2008 in connection with the liquidation and dissolution of the Fund. The shares of OCC Small-Cap Value Fund were redeemed on September 30, 2008 in connection with the liquidation and dissolution of the Fund. The shares of the OCC Equity Premium Strategy Fund were redeemed on March 12, 2009 in connection with the liquidation and dissolution of the Fund. The shares of the RCM Small-Cap Growth Fund were redeemed on July 14, 2009 in connection with the liquidation and dissolution of the Fund.
          Allianz Global Fund Management has been the investment adviser to each Fund since October 1, 2002 (or since a Fund’s inception as a series of the Trust, if later). Prior to October 1, 2002, the PIMCO Advisors division of Allianz Global Investors of America L.P. (“Allianz”) was the adviser to the Funds. Allianz Global Fund Management is a wholly-owned indirect subsidiary of Allianz.

INVESTMENT OBJECTIVES AND POLICIES
          In addition to the principal investment strategies and the principal risks of the Funds described in the Prospectuses, each Fund may employ other investment practices and may be subject to additional risks, which are described below. Because the following is a combined description of investment strategies and risks for all the Funds, certain strategies and/or risks described below may not apply to particular Funds. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectuses, under “Investment Restrictions” in this Statement of Additional Information, or by applicable law, each Fund may engage in each of the practices described below. However, no Fund is required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Fund. Unless otherwise stated herein, all investment policies of the Funds may be changed without shareholder approval. In addition, each Fund may be subject to restriction on its ability to utilize certain investments or investment techniques. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders.
          The Funds’ sub-advisers and, in certain cases, portfolio managers, responsible for making investment decisions for the Funds, are referred to in this section and the remainder of this Statement of Additional Information as “Sub-Advisers.”
Borrowing
          Subject to the limitations described under “Investment Restrictions” below, a Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells holdings at that time. Borrowing, like other forms of leverage, will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
          From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated among the Funds pursuant to guidelines approved by the Board of Trustees. In addition to borrowing money, a Fund may enter into reverse repurchase agreements, dollar rolls, sale-buybacks and other transactions that can be viewed as forms of borrowings.
          A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund to another party, such as a bank or broker-dealer, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash.
          Dollar rolls are transactions in which a Fund sells mortgage-related securities, such as a security issued by the Government National Mortgage Association (“GNMA”), for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date at a pre-determined price. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar-roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities that are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
          A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security.
          A Fund will typically segregate or “earmark” assets determined to be liquid by the Adviser or the Fund’s Sub-Adviser in accordance with procedures established by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements, dollar rolls and sale-buybacks. Reverse repurchase agreements, dollar rolls and sale-buybacks involve leverage risk and the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities that the Fund sold and is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement, dollar roll or sale-buyback files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls will be subject to the Funds’ limitations on borrowings as specified under “Investment Restrictions” below.
Preferred Stock
          Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.
          A Fund may invest in preferred stocks that pay fixed or adjustable rates of return. Preferred shares are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.
          Fixed Rate Preferred Stocks. Some fixed rate preferred stocks in which a Fund may invest, known as perpetual preferred stocks, offer a fixed return with no maturity date. Because they never mature, perpetual preferred stocks act like long-term bonds and can be more volatile than and more sensitive to changes in interest rates than other types of preferred stocks that have a maturity date. The Funds may also invest in sinking fund preferred stocks. These preferred stocks also offer a fixed return, but have a maturity date and are retired or redeemed on a predetermined schedule. The shorter duration of sinking fund preferred stocks makes them perform somewhat like intermediate-term bonds and they typically have lower yields than perpetual preferred stocks.
          Adjustable Rate and Auction Preferred Stocks. Typically, the dividend rate on an adjustable rate preferred stock is determined prospectively each quarter by applying an adjustment formula established at the time of issuance of the stock. Although adjustment formulas vary among issues, they typically involve a fixed premium or discount relative to rates on specified debt securities issued by the U.S. Treasury. Typically, an adjustment formula will provide for a fixed premium or discount adjustment relative to the highest base yield of three specified U.S. Treasury securities: the 90-day Treasury bill, the 10-year Treasury note and the 20-year Treasury bond. The premium or discount adjustment to be added to or subtracted from this highest U.S. Treasury base rate yield is fixed at the time of issue and cannot be changed without the approval of the holders of the stock. The dividend rate on another type of preferred stocks in which a Fund may invest, commonly known as auction preferred stocks, is adjusted at intervals that may be more frequent than quarterly, such as every 7 or 49 days, based on bids submitted by holders and prospective purchasers of such stocks and may be subject to stated maximum and minimum dividend rates. The issues of most adjustable rate and auction preferred stocks currently outstanding are perpetual, but are redeemable after a specified date, or upon notice, at the option of the issuer. Certain issues supported by the credit of a high-rated financial institution provide for mandatory redemption prior to expiration of the credit arrangement. No redemption can occur if full cumulative dividends are not paid. Although the dividend rates on adjustable and auction preferred stocks are generally adjusted or reset frequently, the market values of these preferred stocks may still fluctuate in response to changes in interest rates. Market values of adjustable preferred stocks also may substantially fluctuate if interest rates increase or decrease once the maximum or minimum dividend rate for a particular stock is approached. The auctions for preferred stock could fail if there are insufficient bidders and for other reasons, in which case a Fund as an owner may be required to hold the securities (which may continue to pay distributions at a contractually determined “default” rate) indefinitely and treat the securities as an illiquid investment. Since February 2008, numerous auctions have failed due to insufficient demand for securities and have continued to fail for an extended period of time. Failed auctions may adversely impact the liquidity of auction rate securities investments. Although some issuers of auction rate securities are redeeming or are considering redeeming such securities, such issuers are not obligated to do so and, therefore, there is no guarantee that a liquid market will exist for a Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.
Securities Loans
          Subject to certain conditions described in the Prospectuses and below, each of the Funds may make secured loans of its portfolio securities to brokers, dealers and other financial institutions. Additionally, under the terms of exemptive relief granted by the Securities and Exchange Commission, the Funds may loan their securities to affiliates of Allianz Global Fund Management. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrowers (which typically include broker-dealers and other financial services companies) fail financially. However, such loans will be made only to borrowers that are believed by the Adviser or the Sub-Advisers to be of satisfactory credit standing. Securities loans are made to borrowers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent.
          The Funds may invest the cash collateral received or receive a fee from the borrower. In the case of cash collateral, a Fund typically pays a rebate to the borrower (in addition to payments to its securities lending agent, as described below). Cash collateral that a Fund receives may be invested in overnight time deposits, repurchase agreements, interest-bearing or discounted commercial paper (including U.S. dollar-denominated commercial paper of non-U.S. issuers) and/or other short-term money market instruments (generally with remaining maturities of 397 days or less), either directly through joint accounts along with securities lending cash collateral of other Funds or indirectly through investments in affiliated or unaffiliated money market funds. Any investment of cash collateral through such joint accounts is subject to conditions established by the Securities and Exchange Commission staff. Under the terms of a securities lending agency agreement, the investment of cash collateral is at the sole risk of the Fund in most cases. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are at the Fund’s risk (except as provided below), and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Fund may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash. A portion of any income earned through investment of cash collateral and a portion of any fees received from borrowers may be retained by the Funds’ securities lending agent, which currently is an affiliate of the Adviser. Notwithstanding the foregoing, to the extent such shortfall is with respect to amounts owed to a borrower as a cash collateral fee, the securities lending agency agreement provides that the securities lending agent and the Fund share the difference between the income generated on the investment of cash collateral with respect to a loan and the amount to be paid to the borrower as a cash collateral fee.
          Investments of cash collateral may lose value and/or become illiquid, although each Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations. Due to continuing adverse conditions in the mortgage and credit markets, liquidity and related problems in the broader markets for commercial paper and other factors, any investments of securities lending collateral by the Funds, including investments in asset-backed commercial paper and notes issued by structured investment vehicles, would present increased credit and liquidity risks. See “Mortgage-Related and Asset-Backed Securities” below for more information. To the extent a Fund invests collateral in instruments that become illiquid, efforts to recall securities and return collateral may force the Fund to liquidate other portfolio holdings in an effort to generate cash.
          Any securities lending income is disclosed as such in the “Statement of Operations” in the Trust’s annual report for the applicable fiscal period. The Funds may pay reasonable finders’, administration and custodial fees in connection with a loan of securities and may share the interest earned on the collateral with the borrower.
          Each Fund may lend portfolio securities up to the maximum percentage set forth in the applicable Prospectus and under “Investment Restrictions – Fundamental Investment Restrictions” below.
          Although control over, and voting rights or rights to consent with respect to, the loaned securities pass to the borrower, the Fund, as the lender, retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice. The Fund may call such loans in order to sell the securities involved or, if the holders of the securities are asked to vote upon or consent to matters that the Sub-Adviser believes materially affect the investment, in order to vote the securities. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. When engaged in securities lending, each Fund’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities.
          Effective March 16, 2009, the Trust determined to cease participation in a program (the “Program”) pursuant to which various Funds regularly lent their portfolio securities to brokers, dealers and other intermediaries, as described in here and “Characteristics and Risks of Securities and Investment Techniques — Loans of Portfolio Securities” in the Prospectuses. The New York branch of Dresdner Bank AG (“Dresdner”), a former affiliate of the Adviser, served as the Trust’s securities lending agent under the Program. Income generated from the investments of cash collateral under the Program, less any negotiated rebate fees paid to the borrowers and transactions costs, was divided between the Funds and Dresdner. The Trust completed an orderly winding down of the Program on April 9, 2009, which involved the return to the Funds of all securities on loan, the disposition by the Funds of all cash collateral investments related to the Program, and the return of all collateral due to the borrowers. The Trust and individual Funds may determine to lend portfolio securities in the future through other securities lending programs or facilities.
Convertible Securities and Synthetic Convertible Securities
          Convertible securities are generally bonds, debentures, notes, preferred stocks or other securities or investments that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the “conversion price”). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives. Convertible securities have general characteristics similar to both debt and equity securities.
          A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation.

Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on an issuer’s balance sheet.
          Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.
          The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and/or general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.
          If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
          To the extent consistent with its other investment policies, each Fund may also create a “synthetic” convertible security by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing element”) and the right to acquire an equity security (“convertible element”). The income-producing element is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments. The convertible element is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing element and its convertible element. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.
          A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index or security involved in the convertible element, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing element as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing element.
          The Funds may also purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes the credit risk associated with the investment.
Non-U.S. Securities
          The Funds (other than those sub-advised by RCM) define non-U.S. securities to include securities of non-U.S. issuers, securities traded principally in securities markets outside the Unites States and/or securities denominated in foreign currencies (together, “non-U.S. securities”). The Funds sub-advised by RCM consider non-U.S. securities to include the following types of equity, equity-related and other securities (together, for these purposes, “non-U.S. securities”): securities of companies that derive at least 50% of their total profits or revenue from, or maintain at least 50% of their assets in, countries outside of the U.S. and that in addition are either organized or headquartered outside the U.S., have securities that are principally traded outside the U.S., or, in the case of other investment companies, invest primarily in such non-U.S. securities as defined in this paragraph. Foreign (non-U.S.) securities include, but are not limited to, U.S. dollar- or foreign currency-denominated corporate debt securities of foreign issuers; foreign equity securities; securities of U.S. issuers traded principally in foreign markets; foreign bank obligations; and U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some foreign securities may be restricted against transfer within the United States or to a United States person. For more information about how the Sub-Advisers may define non-U.S. securities for purposes of asset tests and investment restrictions, see “Characteristics and Risks of Securities and Investment Techniques—Non-U.S. Securities” in the Prospectuses.
          American Depositary Receipts (“ADRs”) are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. European Depositary Receipts (“EDRs”) are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. Global Depositary Receipts (“GDRs”) may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.
          Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on non-U.S. portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), market disruption, the possibility of security suspensions, political instability that affects U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities that are denominated or quoted in currencies other than the U.S. dollar. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.
          A Fund’s investments in foreign currency-denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference could cause a portion of the Fund’s income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for U.S. federal tax purposes. A Fund’s use of non-U.S. securities may increase or accelerate the amount of ordinary income recognized by shareholders. See “Taxation.”.
          Emerging Market Securities. The risks of investing in foreign securities are particularly high when the issuers are tied economically to countries with developing (or “emerging market”) economies. Countries with “emerging market” economies are those with securities markets that are, in the opinion of the Sub-Advisers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.
          Foreign Debt Obligations. The debt obligations of foreign governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. The Funds may invest in securities issued by certain “supra-national” entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the “World Bank”), the Asian Development Bank and the Inter-American Development Bank.
          The governmental members of these supra-national entities are “stockholders” that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity’s lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will be able or willing to honor their capitalization commitments for those entities.
          Passive Foreign Investment Companies. Some corporations domiciled outside the U.S. in which the Funds may invest may be considered passive foreign investment companies (“PFICs”) under U.S. tax laws. PFICs are those foreign corporations that generate primarily passive income, and can include “growth” companies or “start-up” companies.
          Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There is also the risk that the Funds may not realize that a foreign corporation they invest in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Funds intend to comply with federal tax reporting of these investments. See “Taxation” below for a more detailed discussion of the tax consequences of a Fund’s investment in PFICs.
          Subject to applicable limits under the 1940 Act, the Funds may also invest in foreign mutual funds that are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. In addition to bearing their proportionate share of a fund’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under “Other Investment Companies.”
Foreign Currencies and Related Transactions
          Subject to applicable limits set forth in the Prospectuses and this Statement of Additional Information, the Funds may invest in or utilize foreign currencies, forward foreign currency exchange contracts, foreign currency futures contracts, options on foreign currencies and foreign currency futures, currency swap transactions and other foreign currency-related transactions may be used for a variety of reasons, including to hedge against foreign exchange risk arising from a Fund’s investment or anticipated investment in securities denominated in foreign currencies, to increase exposure to a foreign currency for investment or hedging purposes, or to shift exposure of foreign currency fluctuations from one currency to another.
          A Fund may (but is not required to) hedge some or all of its exposure to foreign currencies derived through its investments to reduce the risk of loss due to fluctuations in currency exchange rates. Suitable currency hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time when it may be beneficial to do so. Foreign currency transactions may also be unsuccessful and may result in losses or may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.
          A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, a fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain that might be realized by a Fund if the value of the hedged currency increases.
     Forward foreign currency exchange contracts may be used for a variety of reasons, including the following circumstances:
     Lock In. When a Fund desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.
     Cross Hedge. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency that is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund’s portfolio holdings denominated in the currency sold.
     Direct Hedge. If a Fund wants to eliminate substantially all of the risk of owning a particular currency, and/or if the Fund’s Sub-Adviser believes that the Fund can benefit from price appreciation in a given country’s currency but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated a contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in the value of the security.
     Proxy Hedge. A Fund might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be close to those in the United States and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.
     It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund’s dividend distribution and are not reflected in its yield.
     Tax Consequences of Hedging. Under applicable tax law, a Fund’s hedging activities could result in the application of special tax rules, which could ultimately affect the amount, timing, and character of distributions to shareholders. Some of a Fund’s hedging transactions are also likely to produce a difference between its book income and tax income, which could cause a portion of the Fund’s income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for U.S. federal tax purposes. See “Taxation” below for further details.

          Among the risks facing Funds that utilize foreign currencies and related transactions is the risk that the relative value of currencies will be different than anticipated by the particular Fund’s Sub-Adviser. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover forward currency contracts entered into for non-hedging purposes. Please see “Derivative Instruments” below for a description of other foreign currency related transactions that may be used by the Funds.
Derivative Instruments
          Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. Examples of derivatives and information about some types of derivatives and risks associated therewith follows. The derivatives market is always changing and the Funds may invest in derivatives other than those shown below.
          The value of some derivative instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of the Funds to utilize these instruments successfully may depend in part upon their ability to forecast interest rates and other economic factors correctly. If a Fund incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could suffer losses.
          The Funds might not employ any of the strategies described herein, and no assurance can be given that any strategy used will succeed. If a Fund incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of derivative strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they also can reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. A Fund’s use of derivatives may increase or accelerate the amount of ordinary income recognized by shareholders.
          Options on Securities and Indexes. As described under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in the Prospectuses, the Funds may, among other things, purchase and sell put and call options on equity, debt or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) System or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue from a dealer. Among other reasons, a Fund may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.
          An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

          Unless noted otherwise below, a Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in such amount are segregated) upon conversion or exchange of other securities held by the Fund. A call option on a security is also “covered” if a Fund does not hold the underlying security or have the right to acquire it, but a Fund segregates assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount equal to the contract value of the position (minus any collateral deposited with a broker-dealer), on a mark-to-market basis (a so-called “naked” call option). Except for the RCM Technology and RCM Strategic Growth Funds (as described in more detail below), none of the Funds may write “naked” call options on individual securities other than exchange traded funds (“ETFs”). For a call option on an index, the option is covered if the Fund segregates assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same index or security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is “covered” if the Fund segregates assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees.
          The RCM Technology Fund and the RCM Strategic Growth Fund may each write “naked” call options on individual securities or instruments in which it may invest but that are not currently held by the Fund. When writing “naked” call options, the Fund must deposit and maintain sufficient margin with the broker-dealer through which it wrote the “naked” call option as collateral to ensure that it meets its obligations as the writer of the option. The Fund is further subject to the segregation requirements described above when it writes “naked” call options. Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund’s exposure to loss. During periods of declining securities prices or when prices are stable, writing “naked” call options can be a profitable strategy to increase the Fund’s income with minimal capital risk. However, when the price of the security underlying the written option increases, the Fund is exposed to an increased risk of loss, because if the price of the security underlying the option exceeds the option’s exercise price, the Fund will lose the difference. “Naked” written call options are riskier because there is no underlying security held by the Fund that can act as a partial hedge. “Naked” written call options have speculative characteristics, and the potential for loss is theoretically unlimited. When a “naked” written call option is exercised, the Fund must purchase the underlying security to meet its delivery obligation or make a payment equal to the value of its obligation in order to close out the option. There is also a risk, especially with less liquid preferred and debt securities or small capitalization securities, that the securities may not be available for purchase.
          If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). In addition, a Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option that is sold. There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.
          A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date. See “Taxation” below.
          The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued in accordance with the Trust’s valuation policies and procedures. See “Net Asset Value” below.
          OTC Options. The Funds may also purchase and write over-the-counter (“OTC”) options. OTC options differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Funds may be required to treat as illiquid OTC options purchased and securities being used to cover certain written OTC options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment. The Funds may also purchase and write so-called dealer options.
          Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities, including ETFs, and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events.
          There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security or index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a call option that it had written on a security held in its portfolio, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a call option on an individual security held in a Fund’s portfolio, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security or index position covering the call option above the sum of the premium and the exercise price (the “strike price”) of the call but has retained the risk of loss (net of premiums received) should the price of the underlying security or index position decline. Similarly, as the writer of a call option on a securities index or ETF, a Fund forgoes the opportunity to profit from increases in the index or ETF over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Fund’s portfolio securities decline.
          The value of call options written by a Fund will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities and the remaining time to an option’s expiration. The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.
          The hours of trading for options may not conform to the hours during which the securities held by a Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets. In addition, a Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which the options are traded. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose other sanctions that could adversely affect a Fund engaging in options transactions.
          If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security or index remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security or index is purchased to hedge against price movements in a related security or index, the price of the put or call option may move more or less than the price of the related security or index. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Similarly, if restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index or ETF written by a Fund is covered by an option on the same index or ETF purchased by the Fund, movements in the index or ETF may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding (based, in part, on the extent of correlation (if any) between the performance of the index or ETF and the performance of the Fund’s portfolio securities).
          Foreign Currency Options. The Funds may buy or sell put and call options on foreign currencies in various circumstances, including, but not limited to, as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which a Fund’s securities may be denominated or to cross-hedge or in an attempt to increase the total return when the Sub-Adviser anticipates that the currency will appreciate or depreciate in value. In addition, the Funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.
          Futures Contracts and Options on Futures Contracts. The Funds may use interest rate, foreign currency, index and other futures contracts, and options on such contracts. For example, the Funds may invest in foreign exchange futures contracts and options thereon (“futures options”) that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. The Funds may also enter into futures contracts for the purchase or sale of securities. The Funds may purchase and sell futures contracts on various securities indexes (“Index Futures”) and related options for hedging purposes and for investment purposes. For example, the Funds may invest in Index Futures and related options when a Sub-Adviser believes that there are not enough attractive securities available to maintain the standards of diversification and liquidity set for a Fund pending investment in such securities if or when they do become available. Through the use of Index Futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs that may be associated with investment in the securities of multiple issuers. A Fund may also minimize potential market and liquidity problems that may result from increases in positions already held by the Fund. A Fund’s purchase and sale of Index Futures is limited to contracts and exchanges that have been approved by the Commodity Futures Trading Commission (“CFTC”).
          Generally, a futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time.
          An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index (“Index”) at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures contracts can be traded through all major commodity brokers. A Fund will ordinarily be able to close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. As described below, a Fund will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Fund has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

          A Fund may close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions that remain open at the close of the last business day of the contract’s life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases such instruments. Positions in Index Futures may be closed out by a Fund only on the futures exchanges upon which the Index Futures are then traded.
          The following example illustrates generally the manner in which Index Futures operate. The Standard & Poor’s 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The Index Future specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the Index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).
          A public market exists in futures contracts covering a number of Indexes as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts in which the Funds may invest will be developed and traded in the future.
          The Funds may purchase and write call and put options on futures contracts (“futures options”). Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.
          When a purchase or sale of a futures contract is made by a Fund, the Fund is required to segregate a specified amount of assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds would ordinarily earn interest income on initial margin deposits. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.
          A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.
          Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Any transaction costs must also be included in these calculations.
          Commodity Futures Contracts and Options on Commodity Futures Contracts. In addition to other futures contracts and options thereon, the Funds may invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed upon when the contract is made.
          Limitations on Use of Futures and Futures Options. The Funds may enter into positions in futures contracts and related options for hedging purposes, for example, to hedge against changes in interest rates, foreign currency exchange rates or securities prices. In addition, the Funds may utilize futures contracts for investment and/or speculative purposes. For instance, a Fund may invest to a significant degree in Index Futures on stock indexes and related options (including those that may trade outside of the United States) as an alternative to purchasing individual stocks in order to gain or adjust their exposure to a particular market. The Funds may also use these investments to hedge against changes in the value of securities that the Sub-Adviser intends to purchase for the portfolio.
          When purchasing a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the total market value of (or in certain cases, the Fund’s obligation under) the futures contract. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.
          When selling a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract (or in certain cases, the Fund’s obligation under the contract). Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).
          When selling a call option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund, or by taking other offsetting positions.
          When selling a put option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or by taking other offsetting positions.
          The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See “Taxation” below.

          Exemption from Commodity Pool Operator Registration. The Trust is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.
          Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In the case of futures contracts used for hedging purposes, some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of a security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future that is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, the Funds may not choose to use futures and/or suitable hedging transactions may not be available in all circumstances. Even if a hedge is executed successfully, a Fund’s return may have been higher if no hedging had been attempted.
          Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.
          Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
          There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

          Certain Consequences of Hedging. It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from the Funds’ dividend distributions and are not reflected in yield. Under applicable tax law, a Fund’s hedging activities could result in the application of special tax rules, which could ultimately affect the amount, timing, and character of distributions to shareholders. Certain of a Fund’s hedging transactions are also likely to produce a difference between its book income and tax income, which could cause a portion of the Fund’s income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for U.S. federal tax purposes. See “Taxation” below for further details.
          Additional Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.
          Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
          Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
          Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks that subject a Fund’s investments to greater volatility than investments in traditional securities.
          Additional Risks of Options on Securities or Indexes, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options Thereon. Options on securities or indexes, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. The value of some derivative instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to utilize these successfully instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could suffer losses. In addition, a Fund’s use of such instruments may increase or accelerate the amount of ordinary income recognized by its shareholders.
          Swap Agreements. The Funds may enter into swap agreements with respect to interest rates, currencies, indexes or baskets of securities (or a single security) and other assets or measures of risk or return. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return.
          Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swap agreements are individually negotiated and structured to include exposure to a variety of types of investments or market factors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties generally are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index.
          Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap;” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor;” and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
          The Funds also may enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Funds may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
          Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered through the segregation of assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures established by the Board of Trustees. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.
          Whether a Fund’s use of swap agreements or swaptions will be successful in furthering its investment objectives will depend on the Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
          Certain swap agreements are exempt from most provisions of the CEA and therefore are not regulated as futures or commodity option transactions under the CEA.

          Among other trading agreements, certain Funds also are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) with select counterparties that generally govern over-the-counter derivative transactions entered into by such Funds. The ISDA Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events include the decline in the net assets of a Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Depending on the relative size of a Fund’s derivatives positions, such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations.
Short Sales
          Each of the Funds may make use of short sales transactions. A Fund may make use of shore sales for investment and risk management purposes, including when a Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Fund’s portfolio. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, futures or other derivatives contracts) that it does not own. Short exposure with respect to securities or market segments may also be achieved through the use of derivatives, such as futures on indices or swaps on individual securities. To the extent a Fund seeks to obtain some or all of its short exposure by using derivative instruments instead of engaging directly in short sales on individual securities, it will be subject to many of the risks described in this section, as well as those described under “Derivative Instruments” above. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a particular security and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be reduced, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund pays in connection with the short sale. Until a short position is closed out, the net proceeds of the short sale will be retained by the lending broker to the extent necessary to meet margin requirements, together with any additional assets the broker requires as collateral. A Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.
          A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. For these purposes, a short sale will be considered to be “against the box” if the Fund holds or has the right to acquire securities which, without the payment of further consideration, are convertible or exchangeable for the securities sold short. Short sales by a Fund that are not made “against the box” create opportunities to increase the Fund’s return but, at the same time, involve special risk considerations and may be considered a speculative technique. The AGIC Funds (except the AGIC Growth Fund, AGIC Opportunity Fund and AGIC Target Fund), the RCM Funds (except the RCM Mid-Cap Fund) and NFJ All-Cap Value Fund may engage in short sales which are not “against the box.” The value of securities of any issuer in which a Fund maintains a short position that is not “against the box” may not exceed the lesser of 5% of the value of the Fund’s net assets or 5% of the securities of such class of the issuer. The other Funds may only engage in short sales that are “against the box.”
          Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market and other conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when investment considerations would not favor such sales. A Fund’s use of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to the Fund. In addition, a Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by a Fund that utilizes short sales. See “Leveraging

Risk.” Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to a Fund. The Securities and Exchange Commission (“SEC”) and other (including non-U.S.) regulatory authorities have imposed, and may in the future impose, restrictions on short selling, either on a temporary or permanent basis, which may include placing limitations on specific companies and/or industries with respect to which a Fund may enter into short positions. Any such restrictions may hinder a Fund in, or prevent it from, fully implementing its investment strategies, and may negatively affect performance.
          In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box,” or unless the Fund’s obligation to deliver the securities sold short is “covered” by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.
          A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund’s total assets.
          A Fund’s use of short sale transactions will likely increase the portion of the Fund’s distributions that are taxable to Fund shareholders as ordinary income. See “Taxation” below.
Commodities
          Some of the Funds may invest in instruments that provide exposure to, and are subject to the risks of, investments in precious metals and other commodities. These may include futures, options, swaps and other instruments, the return on which is dependent upon the return of one or more commodities or commodity indices. Commodities may include, among other things, oil, gas, coal, alternative energy, steel, timber, farm products, minerals, precious metals (e.g., gold, silver, platinum, and palladium) and other resources. In addition, the Funds may invest in companies (such as mining, dealing or transportation companies) with substantial exposure to commodities markets or investments in commodities, and through these investments may be exposed to the risks of investing in commodities. Commodities generally and particular commodities have, at times been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of commodities may be, however, less subject to local and company-specific factors than securities of individual companies. As a result, commodity prices may be more or less volatile in price than securities of companies engaged in commodity-related businesses. Investments in commodities can also present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. To the extent that a Fund invests in companies that mine, deal in or are otherwise exposed to these risks, the Fund will also be subject to these risks.
          For a Fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals and other forms of “non-qualifying” income may not exceed 10% of the Fund’s gross income for its taxable year. See “Taxation.” This tax requirement could cause a Fund to hold or sell precious metals or securities when it would not otherwise do so, or may otherwise limit the manner or extent to which a Fund seeks exposure to such commodities.
When-Issued, Delayed Delivery and Forward Commitment Transactions
          A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a Fund may earn income on segregated securities. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. When a Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss.
          Each Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if the Fund either (i) segregates until the settlement date assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price or (ii) enters into an offsetting contract for the forward sale of securities of equal value that it owns. The Funds may also enter into forward commitments for the purchase or sale of foreign currencies. Forward commitments may be considered securities themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets. A Fund may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.
Rights and Warrants to Purchase Securities
          A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
          Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Rights and warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.
          Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
Repurchase Agreements
          For the purposes of maintaining liquidity and achieving income, each Fund may enter into repurchase agreements with domestic commercial banks or registered broker/dealers. A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Adviser and the Sub-Advisers, as appropriate, will monitor the creditworthiness of the counterparties.
Other Investment Companies
          The Funds may invest in securities of other open-end, closed-end or unit investment trust investment companies, including exchange-trade funds (“ETFs”), to the extent that such investments are consistent with the Fund’s investment objective and policies and permissible under the 1940 Act and related rules and any exemptive relief from or interpretations of the SEC.
          The Funds may invest in other investment companies during periods when there is a shortage of attractive securities available in the market, or when a Sub-Adviser believes share prices of other investment companies offer attractive values. The Funds may also invest in other investment companies because the laws of some foreign countries may make it difficult or impossible for a Fund to invest directly in issuers organized or headquartered in those countries, or may limit such investments. The most efficient, and sometimes the only practical, means of investing in such companies may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. The Funds may invest in investment companies that are advised by Allianz Global Fund Management or its affiliates to the extent permitted by applicable law and/or pursuant to exemptive relief from the SEC.
          As a stockholder in an investment company, a Fund will bear its ratable share of that investment company’s expenses, and would remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested. A Fund’s shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the securities of other investment companies may be leveraged and will therefore be subject to the same risks of leverage described in the Prospectuses and herein.
Illiquid Securities
          A Fund may invest in securities that are illiquid, so long as no more than 15% of the net assets of the Fund (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. A Sub-Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.
          The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Depending on the circumstances, illiquid securities may be considered to include, among other things, written over-the-counter options and other derivative instruments, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits that are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities that legally or in the Adviser’s or a Sub-Adviser’s opinion may be deemed illiquid (not including securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that the Adviser or a Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).
Corporate Debt Securities
          The Funds may invest in a variety of bonds and related debt obligations of varying maturities issued by U.S. and non-U.S. companies, banks and other corporate entities. Corporate debt securities include bills, notes, debentures, money market instruments and similar instruments and securities, and are generally used by corporations and other issuers to borrow money from investors for such purposes as working capital or capital expenditures. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are “perpetual” in that they have no maturity date.

          The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. In addition to interest rate risk, corporate debt securities also involve the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.
U.S. Government Securities
          U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. U.S. Government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. Although U.S. Government-sponsored enterprises such as the Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“FHLMC”) and FNMA may be chartered or sponsored by Congress, they are not funded by Congressional appropriation and their securities are not issued by the U.S. Treasury or supported by the full faith and credit of the U.S. Government and include increased credit risks. Until recently, FNMA and FHLMC were government-sponsored enterprises owned entirely by private stockholders. The value of these entities’ stock fell sharply in 2008 due to concerns that the entities did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the entities’ stock. More recently, in September 2008, the U.S. Treasury announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
          In addition to placing FNMA and FHLMC in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to both companies. First, the U.S. Treasury entered into Preferred Stock Purchase Agreements (“PSPAs”) under which, if the FHFA determines that FNMA’s or FHLMC’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the entity in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by FNMA and FHLMC. Second, the U.S. Treasury established a new secured-lending credit facility that is available to FNMA and FHLMC until December 2009. Third, the U.S. Treasury initiated a temporary program to purchase FNMA and FHLMC mortgage-backed securities, which is expected to continue until December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and PSPAs are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations, however, no assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.
          Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver. FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.
          In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders. Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
          In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
          U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.
High Yield Securities (“Junk Bonds”)
          The Funds may invest in debt securities, including convertible securities, that are below investment grade quality. A security is considered to be below “investment grade” quality if it is either (1) not rated in one of the four highest rating categories by one of the Nationally Recognized Statistical Rating Organizations (“NRSROs”) (i.e., rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) or BB or below by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”)) or (2) if unrated, determined by the relevant Sub-Adviser to be of comparable quality to obligations so rated. Additional information about Moody’s, S&P’s and Fitch’s securities ratings are included in Appendix A to this Statement of Additional Information.
          Below investment grade securities are sometimes referred to as “high yield securities” or “junk bonds.” Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated debt securities. While investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, investments in high yield securities typically entail greater price volatility as well as principal and income risk. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The Funds may continue to hold high yield securities following a decline in their rating if in the opinion of the Adviser or the Sub-Adviser, as the case may be, it would be advantageous to do so. Investments in high yield securities are described as “speculative” by ratings agencies. Securities ranked in the lowest investment grade category may also be considered speculative by certain ratings agencies.
          High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities are likely to be sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery. The market prices of high yield securities structured as “zero-coupon” or “pay-in-kind” securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.
          Prices of high yield securities are generally more sensitive to economic downturns or individual corporate developments than higher quality securities. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high yield security, and could adversely affect a Fund’s daily net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value lower rated securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.
          The average maturity or duration of the debt securities in a Fund’s portfolio may vary in response to anticipated changes in interest rates and to other economic factors. Securities may be bought and sold in anticipation of a decline or a rise in market interest rates. In addition, a Fund may sell a security and purchase another of comparable quality and maturity (usually, but not always, of a different issuer) at approximately the same time to take advantage of what are believed to be short-term differentials in values or yields.
Inflation-Indexed Bonds
          The Funds may invest in inflation-indexed bonds, which are debt obligations whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Many other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.
          Inflation-indexed bonds issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

          If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.
          The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
          While these securities are expected to provide protection from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
          The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
          Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Delayed Funding Loans and Revolving Credit Facilities
          The Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including a time when the company’s financial condition makes it unlikely that such amounts will be repaid).
          The Funds may acquire a participation interest in delayed funding loans or revolving credit facilities from a bank or other financial institution. See “Loan Participations and Assignments” below. The terms of the participation require a Fund to make a pro rata share of all loans extended to the borrower and entitle a Fund to a pro rata share of all payments made by the borrower. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and also limited opportunities may exist to resell such investments. These instruments may often be illiquid. See “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” in the Prospectuses. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets that the Adviser or Sub-Adviser, in accordance with procedures established by the Board of Trustees, have determined are liquid in an amount sufficient to meet such commitments.

Event-Linked Bonds
          The Funds may invest in “event-linked bonds.” Event-linked bonds, which are sometimes referred to as “catastrophe bonds,” are debt obligations for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane or an earthquake. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
          Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for many of these securities, and there can be no assurance that a liquid market in these bonds will develop. See “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” in the Prospectuses. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so.
Loan Participations and Assignments
          The Funds may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions (“lenders”). Generally, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.
          Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. A Fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participations and assignments involve special types of risk, including liquidity risk and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. With respect to assignments, a Fund’s rights against the borrower may be more limited than those held by the original lender.
Participation on Creditors Committees
          A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make the Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate in such committees only when the Adviser and the relevant Sub-Adviser believe that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund.
Bank Obligations
          Bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and that earn a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is generally no market for such deposits. Fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) may be considered illiquid for purposes of the Funds’ restrictions on investments in illiquid securities. Each Fund may also hold funds in an interest-bearing account for temporary purposes.
          Obligations of foreign banks involve certain risks associated with investing in non-U.S. securities described under “Non-U.S. Securities” below, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted and in turn might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
Commercial Paper
          Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds may consist of U.S. dollar- or foreign currency-denominated obligations of domestic or foreign issuers, and may be rated or unrated (see Appendix A for a description of the ratings assigned by various rating agencies to commercial paper). The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. See also “Mortgage-Related and Asset-Backed Securities – Asset-Backed Securities” for a discussion of asset-backed commercial paper.
Money Market Instruments
          Money market instruments may include, among other things, (1) short-term U.S. Government securities; (2) certificates of deposit, bankers’ acceptances and other bank obligations; (3) commercial paper; (4) corporate obligations with a remaining maturity of 397 days or less; and (5) repurchase agreements with banks or registered broker dealers. Money market instruments may also include variable amount master demand notes, which are corporate obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest under direct arrangements between the Fund, as lender, and the borrower, and which permit daily changes in the amounts borrowed. The Fund has the right to increase the amount invested under such notes at any time up to the full amount provided by the note agreement or to decrease the amount, while the borrower may prepay up to the full amount of the note without penalty. Variable amount master demand notes may or may not be backed by bank letters of credit.
Variable and Floating Rate Securities
          Variable- or floating-rate securities are securities that pay interest at rates that adjust whenever a specified interest rate changes, float at a fixed margin above a generally recognized base lending rate and/or reset or are redetermined (e.g., pursuant to an auction) on specified dates (such as the last day of a month or calendar quarter). These instruments may include, without limitation, variable-rate preferred stock, bank loans, money market instruments and certain types of mortgage-backed and other asset-backed securities. Due to their variable- or floating-rate features, these instruments will generally pay higher levels of income in a rising interest rate environment and lower levels of income as interest rates decline. For the same reason, the market value of a variable- or floating-rate instrument is generally expected to have less sensitivity to fluctuations in market interest rates than a fixed-rate instrument, although the value of a floating-rate instrument may nonetheless decline as interest rates rise and due to other factors, such as changes in credit quality.
          The Funds may invest in floating-rate debt instruments (“floaters”) and engage in credit-spread trades. The interest rate on a floater is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest-rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit-spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies. The Funds may also invest in inverse floating-rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may exhibit greater price volatility than a fixed-rate obligation of similar credit quality. When a Fund holds variable- or floating-rate securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.
          Certain of a Fund’s investments, including variable- and floating-rate securities, may require the Fund to accrue and distribute income not yet received. As a result, in order to generate cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it would otherwise have continued to hold. Please see “Taxation.”
Zero Coupon, Pay-in-Kind and Step Coupon Securities
          Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay in cash at a coupon payment date or in securities with a face value equal to the amount of the coupon payment that would have been made.
          Because the Funds will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Funds may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund might obtain such cash from selling other portfolio holdings, which might cause the Fund to incur capital gains or losses on the sale. These actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In addition, such sales might be necessary even though investment considerations might otherwise make it undesirable for the Fund to sell the securities at the time. Please see “Taxation.”
          Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality. Under many market and other conditions, investments in zero coupon, step-coupon and pay-in-kind securities may be illiquid, making it difficult for a Fund to dispose of them or to determine their current value.
Municipal Securities
          The Funds may invest in municipal securities issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal securities can be affected by changes in their actual or perceived credit quality. The credit quality of municipal securities can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the state or region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which may enable a Fund to demand payment on short notice from the issuer or a financial intermediary.
          The Funds may purchase insured municipal debt securities in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of a Fund.

          Securities of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.
          Municipal securities may include “moral obligation” securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the maintenance and restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer.
          Municipal securities may also include industrial development bonds and pollution control bonds, which in most cases are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities depend upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.
          The Funds may invest in lease obligations or installment purchase contract obligations of municipal authorities or entities (“municipal lease obligations”). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. The Funds may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain “non-appropriation” clauses that provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.
          The Funds may also invest in various short-term municipal securities, including tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and short-term discount notes. Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due. Revenue Anticipation Notes are generally issued in expectation of receipt of other kinds of revenue, such as the revenues expected to be generated from a particular project. They may also be general obligations of the issuer. Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes. Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many such projects may receive permanent financing through another source. Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.
          Pre-refunded municipal bonds are tax-exempt bonds that have been refunded to a call date on or before the final maturity of principal and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded municipal bonds held by a fund is fund from securities in a designated escrow account that holds U.S. Treasury securities or other obligations of the U.S. Government, including its agencies and instrumentalities (“Agency Securities”). While still tax-exempt, pre-refunded municipal bonds usually will bear a Aaa rating (if a re-rating has been requested and paid for) because they are backed by the U.S. Treasury or Agency Securities. As the payment of principal and interest is generated from securities held in a designated escrow account, the pledge of the municipality has been fulfilled and the original pledge of revenue by the municipality is no longer in place. The escrow account securities pledged to pay the principal and interest of the pre-refunded municipal bonds held by a fund may subject the fund to interest rate risk and market risk. In addition, while a secondary market exists for pre-refunded municipal bonds, if a fund sells pre-refunded municipal bonds prior to maturity, the price received may be more or less than the original cost, depending on market conditions at the time of sale.

          Residual interest bonds (“RIBs”) are municipal bonds that brokers create by depositing a municipal bond in a trust. The interest rate for the variable rate security is determined by the remarketing broker-dealer, while the RIB holder receives the balance of the income from the underlying municipal bond. The market prices of RIBs may be highly sensitive to changes in market rates and may decrease significantly when market rates increase. In a transaction in which a fund purchases a RIB from a trust where the underlying municipal bond was held by a fund prior to being deposited into a trust, a fund treats the transaction as a secured borrowing for financial reporting purposes. As a result, a fund will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, a funds NAV per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to RIBS acquired by funds where a fund did not previously own the underlying municipal bond.
Mortgage-Related and Asset-Backed Securities
          The Funds may invest in mortgage-related securities, and in other asset-backed securities (whether or not related to mortgage loans) that are offered to investors currently or in the future. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The value of some mortgage-related or asset-backed securities in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like other debt securities, the ability of a Fund to utilize these successfully instruments may depend in part upon the ability of the applicable Sub-Adviser to forecast interest rates and other economic factors correctly. Certain debt securities are also secured with collateral consisting of mortgage-related securities. See “Collateralized Mortgage Obligations” below.
          Through investments in mortgage-related securities, including those that are issued by private issuers, the Funds may have some exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as mortgage-related securities.
          In addition, mortgage-related securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.
          The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.
          Mortgage Pass-Through Securities. Mortgage Pass-Through Securities are securities representing interests in “pools” of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
          The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs that may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other debt securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other debt securities. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.
          The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Funds’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
          Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the FNMA or the FHLMC). The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).
          Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA was, until recently, a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Department of Housing and Urban Development and the Office of Federal Housing Enterprise Oversight. As described above under “Government Securities,” FNMA is now under conservatorship by the FHFA. FNMA primarily purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which includes state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers, although it may purchase other types of mortgages as well. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

          FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It was, until recently, a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and then owned entirely by private stockholders. As described above under “Government Securities,” FHLMC is now under in conservatorship by the FHFA. FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
          Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees. Securities issued by certain private organizations may not be readily marketable.
          Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Fund’s industry concentration restrictions, see “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.
          Collateralized Mortgage Obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semi-annually or on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
          CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.
          In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
          CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by a Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund’s diversification tests.
          FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates, which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.
          If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.
          Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.
          Commercial Mortgage-Backed Securities. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
          Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.
          CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
          The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments.

Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup some or all of its initial investment in a CMO residual.
          CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has developed fairly recently and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. CMO residuals may, or pursuant to an exemption therefrom, may not, have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.
          Adjustable Rate Mortgage Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Fund holding an ARMBS does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
          Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
          SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest, while the other class will receive all of the principal. The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. SMBS may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.
          Asset-Backed Securities. The Funds may invest in, or have exposure to, asset-backed securities, which are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

          The underlying assets (e.g., loans) are subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or trust providing the credit support or enhancement. Typically, there is no perfected security interest in the collateral that relates to the financial assets that support asset-backed securities. Asset-backed securities have many of the same characteristics and risks as the mortgage backed securities described above.
          The Funds may purchase or have exposure to commercial paper, including asset-backed commercial paper (“ABCP”), that is issued by structured investment vehicles or other conduits. These conduits may be sponsored by mortgage companies, investment banking firms, finance companies, hedge funds, private equity firms and special purpose finance entities. ABCP typically refers to a short-term debt security, the payment of which is supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both. Assets backing ABCP include credit card, car loan and other consumer receivables and home or commercial mortgages, including subprime mortgages. The repayment of ABCP issued by a conduit depends primarily on the cash collections received from the conduit’s underlying asset portfolio and the conduit’s ability to issue new ABCP. Therefore, there could be losses to a Fund investing in ABCP in the event of credit or market value deterioration in the conduit’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing ABCP, or the conduit’s inability to issue new ABCP. To protect investors from these risks, ABCP programs may be structured with various protections, such as credit enhancement, liquidity support, and commercial paper stop-issuance and wind-down triggers. However there can be no guarantee that these protections will be sufficient to prevent losses to investors in ABCP.
          Some ABCP programs provide for an extension of the maturity date of the ABCP if, on the related maturity date, the conduit is unable to access sufficient liquidity through the issue of additional ABCP. This may delay the sale of the underlying collateral and a Fund may incur a loss if the value of the collateral deteriorates during the extension period. Alternatively, if collateral for ABCP deteriorates in value, the collateral may be required to be sold at inopportune times or at prices insufficient to repay the principal and interest on the ABCP. ABCP programs may provide for the issuance of subordinated notes as an additional form of credit enhancement. The subordinated notes are typically of a lower credit quality and have a higher risk of default. A Fund purchasing these subordinated notes will therefore have a higher likelihood of loss than investors in the senior notes.
          Collateralized Debt Obligations. The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade debt securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.
          For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

          The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with debt securities discussed elsewhere in this Statement of Additional Information and the Funds’ Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks that include, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization (“NRSRO”); (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
          Other Asset-Backed Securities. Other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future and may be purchased by the Funds that may invest in mortgage-related securities. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile ReceivablesSM (“CARSSM”). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.
          Investors should note that Congress from time to time may consider actions that would limit or remove the explicit or implicit guarantee of the payment of principal and/or interest on many types of asset-backed securities. Any such action would likely adversely impact the value of such securities.
Real Estate Securities and Related Derivatives
          The Funds may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, adverse changes in the real estate markets generally or in specific sectors of the real estate industry and possible environmental liabilities.
          REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Code. A Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.
          Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.
          REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.
          REITs may have limited financial resources, may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically REITs have been more volatile in price than the larger capitalization stocks included in S&P 500 Index.
Hybrid Instruments
          The Funds may invest in “hybrid” or indexed securities. A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of a commodity, currency or securities index or another interest rate (each a “benchmark”). The interest rate or (unlike most debt obligations) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.
          Hybrids can be used as an efficient means of pursuing a variety of goals, including hedging and attempts to increase total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund.
          Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.
          Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. If so, a Fund’s investments in these products will be subject to limits applicable to investments in investment companies and may be subject to other restrictions imposed by the 1940 Act.
Potential Impact of Large Redemptions and Purchases of Fund Shares
          From time to time, shareholders of a Fund (which may include affiliates of the Adviser or, for certain Funds, affiliated and/or non-affiliated registered investment companies that invest in a Fund) may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to have to sell securities, or invest additional cash, as the case may be.

While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund is required to sell securities or invest cash at times when it would not otherwise do so, which may result in a loss to the Fund. These transactions may result in higher portfolio turnover, accelerate the realization of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may impact the Fund’s expense ratio. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate.
INVESTMENT RESTRICTIONS
Investment Objectives
          Except to the extent set forth in the relevant Prospectuses, the investment objective(s) of each Fund is/are non-fundamental and may be changed by the Board of Trustees without shareholder approval. Investment objectives which are fundamental may not be changed with respect to a Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund. Investment objectives that are fundamental may not be changed with respect to a Fund without shareholder approval by vote of a majority of the outstanding shares of the Fund.
Fundamental Investment Restrictions
          The investment restrictions set forth below are fundamental policies of the NFJ Renaissance, AGIC Growth, AGIC Opportunity and AGIC Target Funds and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding voting securities of that Fund. Under these restrictions, each such Fund:
          (1) may borrow money to the maximum extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts;
          (2) may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of such Fund’s total assets (taken at cost) and then only to secure borrowings permitted by Restriction (1) above. (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances.) (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);
          (3) may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;
          (4) may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;
          (5) may not acquire more than 10% of the voting securities of any issuer, both with respect to any such Fund and to the Funds to which this policy relates, in the aggregate;
          (6) may not concentrate more than 25% of the value of its total assets in any one industry;
          (7) may not purchase or sell commodities or commodity contracts except that the Funds may purchase and sell financial futures contracts and related options;

          (8) may not make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund’s portfolio securities with respect to not more than 25% of its total assets (33 1/3% in the case of the AGIC Target Fund); and
          (9) may not issue senior securities, except insofar as such Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund’s borrowing policies, and except that for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.
          Notwithstanding the provisions of fundamental investment restrictions (1) and (9) above, each of the above-mentioned Funds may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirements set forth above.
          The investment restrictions set forth below are fundamental policies of each of the CCM Emerging Companies, CCM Focused Growth, AGIC Income & Growth, AGIC Mid-Cap Growth, NFJ International Value, NFJ Large-Cap Value and NFJ Mid-Cap Value Funds and may not be changed with respect to any such Fund without shareholder approval by a vote of a majority of the outstanding voting securities of that Fund. Under these restrictions, each such Fund:
          (1) may not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);
          (2) may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;
          (3) may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring delivery of physical commodities;
          (4) may borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;
          (5) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act;
          (6) may not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of the Fund’s portfolio securities; and
          (7) may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.
          In determining whether a transaction is permitted under the 1940 Act, Restriction 5 above will be construed not to prohibit any transaction that is permitted under the 1940 Act, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time.
          The investment restrictions set forth below are fundamental policies of each of the CCM Capital Appreciation, CCM Mid-Cap, NFJ Dividend Value and NFJ Small-Cap Value Funds, and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund. Under these restrictions, each such Fund:
          (1) may not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);
          (2) may not with respect to 75% of its assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
          (3) may not with respect to 75% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
          (4) may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;
          (5) may not purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that any such Fund may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;
          (6) may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;
          (7) may borrow money to the maximum extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts, except that, with respect to the CCM Mid-Cap Fund only, this fundamental investment restriction is as follows: the CCM Mid-Cap Fund may not borrow money, or pledge, mortgage or hypothecate its assets, except that a Fund may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing and continuing thereafter, there is asset coverage of 300% and (ii) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts as described in the Prospectuses and in this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts, options on futures contracts, and forward foreign currency contracts will not be deemed to be pledges of such Fund’s assets);
          (8) may not issue senior securities, except insofar as such Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund’s borrowing policies, and except for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security;
          (9) may not lend any funds or other assets, except that such Fund may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers’ acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the SEC and the Trustees of the Trust; and

          (10) may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.
          Notwithstanding the provisions of fundamental investment restrictions (7) and (8) above, each of the above-mentioned Funds may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirements set forth above.
          Each of the Allianz RCM Funds has adopted certain investment restrictions that are fundamental policies and that may not be changed without shareholder approval by the vote of a majority of each such Fund’s outstanding voting securities.
          In the case of the Allianz RCM Funds (other than the RCM Disciplined International Equity, RCM Mid-Cap and RCM Strategic Growth Funds), these restrictions provide that each such Fund:
          (1) may not invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry, except that (i) the RCM Global Resources Fund will invest more than 25% of its assets in the natural resources industry; (ii) the RCM Technology Fund will concentrate more than 25% of its assets in the technology industry and (iii) the RCM Wellness Fund will concentrate more than 25% of its assets in the healthcare industry.
          (2) may borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;
          (3) may not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of the Fund’s portfolio securities;
          (4) may not act as an underwriter of securities issued by other persons, except insofar as it may be deemed an underwriter under the 1933 Act in selling portfolio securities;
          (5) may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring delivery of physical commodities;
          (6) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act; and
          (7) may not purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.
          In determining whether a transaction is permitted under the 1940 Act, Restriction 6 above will be construed not to prohibit any transaction that is permitted under the 1940 Act, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time. In addition, the RCM Global Resources Fund, the RCM Technology Fund and the RCM Wellness Fund each will measure the percentage of its assets in a particular industry by reference to a customized set of industry and sector groups for classifying securities (the “RCM Codes”). The RCM Codes are based on an expanded Morgan Stanley Capital International (“MSCI”) and Standard & Poor’s (“S&P”) industry classification model, modified to be what RCM Capital Management LLC believes is more representative of global investing and more applicable to growth industries and their sub-industries.
          In the case of the RCM Disciplined International Equity Fund, these restrictions provide that such Fund may not:
          (1) invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry;
          (2) invest in companies for the purpose of exercising control or management;

          (3) borrow money, except from banks to meet redemption requests or for temporary or emergency purposes; provided that borrowings for temporary or emergency purposes other than to meet redemption requests shall not exceed 5% of the value of its total assets; and provided further that total borrowings shall be made only to the extent that the value of the Fund’s total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). For purposes of the foregoing limitations, reverse repurchase agreements and other borrowing transactions covered by segregated assets are considered to be borrowings. The Fund will not mortgage, pledge, hypothecate, or in any other manner transfer as security for an indebtedness any of its assets. This investment restriction shall not prohibit the Fund from engaging in futures contracts, options on futures contracts, forward foreign currency exchange transactions, and currency options;
          (4) purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities;
          (5) make loans of its funds or assets to any other person, which shall not be considered as including: (i) the purchase of a portion of an issue of publicly distributed debt securities, (ii) the purchase of bank obligations such as certificates of deposit, bankers’ acceptances and other short-term debt obligations, (iii) entering into repurchase agreements with respect to commercial paper, certificates of deposit and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (iv) the loan of portfolio securities to brokers, dealers and other financial institutions where such loan is callable by the Fund at any time on reasonable notice and is fully secured by collateral in the form of cash or cash equivalents. The Fund will not enter into repurchase agreements with maturities in excess of seven days if immediately after and as a result of such transaction the value of the Fund’s holdings of such repurchase agreements exceeds 10% of the value of the Fund’s total assets;
          (6) act as an underwriter of securities issued by other persons, except insofar as it may be deemed an underwriter under the 1933 Act in selling portfolio securities;
          (7) invest more than 10% of the value of its net assets in securities that are illiquid;
          (8) purchase the securities of any other investment company or investment trust, except by purchase in the open market where, to the best information of the Trust, no commission or profit to a sponsor or dealer (other than the customary broker’s commission) results from such purchase and such purchase does not result in such securities exceeding 10% of the value of the Fund’s total assets, or except when such purchase is part of a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund’s shareholders. For the purpose of this restriction, the Trust considers “investment company or investment trust” to mean an investment company registered under the 1940 Act, and treats the purchase of securities in an investment company registered under the 1940 Act as a purchase in the open market if the securities purchased are registered under the Securities Act of 1933, as amended. In addition, the Trust does not consider bona fide investment management fees to be a commission or profit to a sponsor or dealer for purposes of this restriction;
          (9) purchase portfolio securities from or sell portfolio securities to the officers, directors, or other “interested persons” (as defined in the 1940 Act) of the Trust, other than unaffiliated broker-dealers;
          (10) purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may enter into futures and options contracts in accordance with the applicable rules of the CFTC;
          (11) issue senior securities, except that the Fund may borrow money as permitted by fundamental investment restriction (3) above. This restriction shall not prohibit the Fund from engaging in short sales, options, futures and foreign currency transactions; and
          (12) purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.
          In the case of the RCM Mid-Cap Fund, these restrictions provide that such Fund:

          (1) may not invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States of America, its agencies and instrumentalities);
          (2) may not purchase or sell real estate; provided that the Fund may invest in readily marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;
          (3) may borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;
          (4) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act;
          (5) may not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of the Fund’s portfolio securities;
          (6) may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws; and
          (7) may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.
          In determining whether a transaction is permitted under the 1940 Act, Restriction 4 above will be construed not to prohibit any transaction that is permitted under the 1940 Act, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time.
          In the case of the RCM Strategic Growth Fund, these restrictions provide that the Fund:
          (1) may borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;
          (2) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act;
          (3) may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;
          (4) may not concentrate more than 25% of the value of its assets in any one industry;
          (5) may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;
          (6) may not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of the Fund’s portfolio securities; and
          (7) may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.
          In determining whether a transaction is permitted under the 1940 Act, Restriction (2) above will be construed not to prohibit any transaction that is permitted under the 1940 Act, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time. In addition, the RCM Strategic Growth Fund will measure the percentage of its assets in a particular industry by reference to the RCM Codes.
          The investment restrictions set forth below are fundamental policies of the NFJ All-Cap Value Fund, AGIC Emerging Markets Opportunities Fund, AGIC Global Fund, AGIC International Fund, AGIC Pacific Rim Fund and AGIC Systematic Growth Fund, and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund. Under these restrictions, each such Fund:

          (1) may not concentrate more than 25% of the value of its total assets in any one industry;
          (2) may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;
          (3) may not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of the Fund’s portfolio securities;
          (4) may borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;
          (5) may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of such Fund’s total assets (taken at cost) and then only to secure borrowings permitted by Restriction (4) above, except that this Restriction (5) does not apply to the AGIC Emerging Markets Opportunities Fund. (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances.) (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);
          (6) may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;
          (7) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act; and
          (8) may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.
          In determining whether a transaction is permitted under the 1940 Act, Restriction 7 above will be construed not to prohibit any transaction that is permitted under the 1940 Act, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time.
Non-Fundamental Investment Restrictions
          Each Fund (except the Allianz RCM Funds, the AGIC Emerging Markets Opportunities and the NFJ Mid-Cap Value Funds) is also subject to the following non-fundamental restriction and policies (which may be changed without shareholder approval):
          (1) Subject to any limits set forth in its Prospectus or the SAI, each such Fund may engage in short sales to the maximum extent permitted by law.
          (2) Each such Fund may not invest more than 15% of the net assets of a Fund (taken at market value at the time of the investment) in “illiquid securities,” illiquid securities being defined to include repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide withdrawal penalties upon prepayment (other than overnight deposits), or other securities which legally or in the Adviser’s or Sub-Adviser’s opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser or Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).
Policies Relating to Rule 35d-1 under the 1940 Act
Certain Funds have adopted policies pursuant to Rule 35d-1(a) under the 1940 Act. Such Funds will provide to shareholders the notice required by Rule 35d-1 under the 1940 Act, as such may be interpreted or revised from time to time, with respect to any change in any policy adopted pursuant to Rule 35d-1(a). Under such policies:

          1. The CCM Mid-Cap Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations.
          2. The NFJ Dividend Value Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that pay or are expected to pay dividends.
          3. The NFJ Small-Cap Value Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations.
          4. The RCM Global Small-Cap Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in companies with market capitalizations comparable to those of companies included in the MSCI World Small-Cap Index.
          5. The RCM Technology Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of technology companies and in derivatives and other synthetic instruments that have economic characteristics similar to common stocks and other equity securities of technology companies.
          6. The RCM Wellness Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of wellness-related companies.
          7. The RCM Large-Cap Growth Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies with market capitalizations of at least $5 billion.
          8. The RCM Mid-Cap Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of medium-sized companies. The Fund currently defines medium-sized companies as those having market capitalizations comparable to those companies included in the Russell Mid-Cap Growth Index.
          9. The AGIC Pacific Rim Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies that are tied economically to countries within the Pacific Rim by satisfying at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for a class of their securities is in a Pacific Rim country.
          10. The RCM Disciplined International Equity Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of non-U.S. companies.
          11. The NFJ Large-Cap Value Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies with large market capitalizations. For purposes of this policy, the Fund currently considers a company’s market capitalization to be large if it equals or exceeds the market capitalization of the 300th largest company represented in the Russell 1000 Index.
          12. The RCM Global Resources Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution or sale of materials, energy, or goods related to cyclical or commodity industries, such as the oil & gas, minerals, base metals, precious metals, chemicals, fertilizers, paper products, coal, alternative energy and steel (the “natural resources industries”).
          13. The NFJ Mid-Cap Value Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations.
          14. The AGIC Emerging Markets Opportunities Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in the securities of companies that are tied economically to countries with emerging securities markets—that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation.
          15. The AGIC Mid-Cap Growth Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies with medium market capitalizations.
          Effective January 1, 2010, CCM Focused Growth Fund will no longer provide advance notice prior to changing its policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks of companies in the Russell 1000 Growth Index with market capitalizations of at least $100 million. The Fund’s investment policy is no longer subject to Rule 35d-1(a).
Other Information Regarding Investment Restrictions and Policies
          The Funds are also subject to other restrictions under the 1940 Act; however, the registration of the Trust under the 1940 Act does not involve any supervision by any federal or other agency of the Trust’s management or investment practices or policies, other than incident to occasional or periodic compliance examinations conducted by the SEC staff.
          Unless otherwise stated, all limitations applicable to a Fund’s investments will apply at the time of investment. A Fund will not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Any subsequent change in the percentage of a Fund’s total assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Fund’s total assets will not require the Fund to dispose of an investment until the Sub-Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. The Adviser or applicable Sub-Adviser will take into account market, tax and other consequences to a Fund in considering whether or not sell or close out an investment that has become inconsistent with an investment limitation after its purchase due to market fluctuations, a change in ratings assigned to the security or other factors. In the event that ratings services assign different ratings to the same security, the Adviser or Sub-Adviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings. Unless otherwise indicated, references to assets in the percentage limitations on a Fund’s investments refers to total assets.
          The Sub-Advisers may use Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, the FTSE/Dow Jones Industry Classification Benchmark (ICB) system or any other reasonable industry classification system (including systems developed by the Sub-Advisers) for purposes of the Funds’ investment restrictions and policies relating to industry concentration, and the approaches used by the various Sub-Advisers may differ from one another.
          In addition, each Sub-Adviser may use definitions and standards to determine compliance with the investment policies, strategies and restrictions of the Funds it sub-advises that are specific to that Sub-Adviser. For example, the Sub-Advisers may employ its own internally developed definitions and standards in connection with defining Fund market capitalization criteria (e.g., determining whether a company is a “large,” “mid” or “small” capitalization company), characterizing a security as an “equity” or “fixed income” security, characterizing a security as a “growth” or “value” security, determining the composition of an “industry,” “sector” or group of related industries or sectors, determining the scope of a “geographic region” and characterizing an investment as a U.S. or non-U.S. investment (or otherwise determining the location of an investment for purposes of a Fund’s geographic restrictions). In addition, the definitions and standards used by a Sub-Adviser may change over time and without notice to investors, and in certain cases a Sub-Adviser may use definitions and standards for a Fund that differ from the definitions and standards it uses for other series of the Trust or for other funds and accounts that it advises.
          Under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness when such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.
          To the extent a Fund covers its commitment under a derivative instrument or other borrowing by the segregation of liquid assets, equal in value to the amount of the Fund’s commitment, or by entering into offsetting positions, such instrument is not considered a “senior security” for purposes of the asset coverage requirements otherwise applicable to borrowings by the Fund.
          A Fund interprets its policies with respect to borrowing and lending to permit such activities as may be lawful for a Fund, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to an exemptive order of the SEC.
          The phrase “shareholder approval,” as used in the Prospectuses, and the phrase a “vote of a majority of the outstanding voting securities,” as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, Trust or share class, as the case may be, or (2) 67% or more of the shares of the Fund, Trust or share class, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.
MANAGEMENT OF THE TRUST
Trustees and Officers
          The business of the Trust is managed under the direction of the Trust’s Board of Trustees. Subject to the provisions of the Trust’s Fifth Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), its By-Laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust’s officers.
          The Trustees and executive officers of the Trust, their dates of birth, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustees oversee and any other directorships held by the Trustees of the Trust are listed in the following tables . Except as shown, each Trustee’s and officer’s principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is 1345 Avenue of the Americas, New York, NY 10105.

Interested Trustees

Number of
Portfolios
		Term of		in
		Office and		Fund
Name,	Position(s)	Length of	Principal	Complex*	Other Directorships
Address and	Held with	Time	Occupation(s) During	Overseen	Held by
Date of Birth	Trust	Served****	Past 5 Years	by Trustee	Trustee
Udo Frank** 05/06/1959	Trustee	1/2006 to present	Managing Director, Chairman of the Board and Chief Executive Officer, RCM Capital Management LLC; Executive Committee Member, Allianz Global Investors AG; Member – Management Board of Allianz Global Investors Fund Management LLC and Caywood-Scholl Capital Management LLC; Managing Director, Chairman of the Board and Chief Executive Officer of RCM U.S. Holdings LLC. Formerly, Chief Executive Officer of Equities (2001-2002) and Chief Investment Officer (1998-2001), Allianz Global Investors AG.	29	None

John C. Maney*** 08/03/1959	Trustee	12/2006 to present	Management Board of Allianz Global Investors Fund Management LLC; Management Board and Managing Director of Allianz Global Investors of America L.P. since January 2005 and also Chief Operating Officer of Allianz Global Investors of America L.P. since November 2006; Trustee of the funds in the Allianz/PIMCO Fund Complex since 2006.	81	None

*	The term “Fund Complex” as used herein includes each Fund of the Trust and the following registered investment companies: each series of Allianz Funds Multi-Strategy Trust, each series of PIMCO Funds, each series of PIMCO Equity Series, PIMCO Global Advisors (Ireland) Limited, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Corporate Income Fund, PIMCO Corporate Opportunity Fund, PIMCO High Income Fund, Nicholas-Applegate Convertible & Income Fund, Nicholas-Applegate Convertible & Income Fund II, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, NFJ Dividend, Interest and Premium Strategy Fund, Nicholas-Applegate International and Premium Strategy Fund, PIMCO Global StocksPLUS & Income Fund, Nicholas-Applegate Equity & Convertible Income Fund, Nicholas-Applegate Global Equity & Convertible Income Fund, PCM Fund Inc., PIMCO Income Opportunity Fund, PIMCO Strategic Global Government Fund, Inc., each series of PIMCO Funds: Global Investors Series plc, each series of PIMCO Private Account Portfolio Series, each series of Allianz Global Investors Managed Accounts Trust (f/k/a Fixed Income Shares), each series of USAllianz Variable Insurance Products Trust and registered investment companies advised by RCM Capital Management LLC.

**	Mr. Frank is an “interested person” of the Trust (as defined in Section 2(a)(19) of the 1940 Act) as a result of his positions set forth in the table above.

***	Mr. Maney is an “interested person” of the Trust due to his affiliation with Allianz Global Investors of America L.P. In addition to Mr. Maney’s positions set forth in the table above, he holds the following positions with affiliated persons: Management Board, Managing Director and Chief Operating Officer of Allianz Global Investors of America LLC; Member — Board of Directors and Chief Operating Officer of Allianz Global Investors of America Holdings Inc. and Oppenheimer Group, Inc.; Managing Director and Chief Operating Officer of Allianz Global Investors NY Holdings LLC; Management Board and Managing Director of Allianz Global Investors U.S. Holding LLC; Managing Director and Chief Operating Officer of Allianz Hedge Fund Partners Holding L.P. and Allianz Global Investors U.S. Retail LLC; Member – Board of Directors and Managing Director of Allianz Global Investors Advertising Agency Inc.; Compensation Committee of NFJ Investment Group LLC; Management Board of Nicholas-Applegate Holdings LLC; Member – Board of Directors and Chief Operating Officer of PIMCO Global Advisors (Resources) Limited; Executive Vice President of PIMCO Japan Ltd; Chief Operating Officer of Allianz Global Investors U.S. Holding II LLC; Member and Chairman – Board of Directors, President and Chief Operating Officer of PFP Holdings, Inc. and Managing Director of Allianz Global Investors Capital LLC.

****	Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.
Independent Trustees

Number
of
Portfolios
		Term of		in Fund
		Office**		Complex	Other
Name,	Position(s)	and Length		Overseen	Directorships
Address and	Held with	of Time	Principal Occupation(s)	by	Held by
Date of Birth	Trust	Served	During Past 5 Years	Trustee	Trustee
Maryann Bruce 04/01/1960	Trustee	6/2010 to present	President, Turnberry Advisory Group (business consulting); formerly President, Aquila Distributors, Inc.; formerly, Senior Vice President of each of the equity and bond funds in the Aquila Group of	29	None.

				Number
				of
				Portfolios
		Term of		in Fund
		Office**		Complex	Other
Name,	Position(s)	and Length		Overseen	Directorships
Address and	Held with	of Time	Principal Occupation(s)	by	Held by
Date of Birth	Trust	Served	During Past 5 Years	Trustee	Trustee
			Funds; formerly, Executive Managing Director, Evergreen Investments; and formerly, President, Evergreen Investments Services, Inc. (securities distribution).

Theodore J. Coburn 07/08/1953	Trustee	6/2002 to present	Partner, Coburn Greenberg Partners LLC (investment banking). Formerly, President, Coburn Capital Group (investment banking); Formerly Executive Vice President, Nations Academy (education management); formerly, Executive Vice President of the Edison Schools, Inc. (education management); formerly, Senior Vice President, NASDAQ Stock Market; and formerly, Partner, Brown, Coburn & Co. (investment banking).	29	Director, Ramtron International Corporation.

F. Ford Drummond 10/22/1962	Trustee	1/2006 to present	Owner/Operator, Drummond Ranch. Formerly, General Counsel, BMI-Health Plans (benefits administration).	29	None.

C. Kim Goodwin 05/15/1959	Trustee	6/2010 to present	Founder, GGA Consulting Company, Inc. (Internet consulting). Formerly, Head of Equities (Global), Credit Suisse; and formerly, Chief Investment Officer-Equities, State Street Research & Management Company (investment management).	29	Director, Akamai Technologies, Inc.

James S. MacLeod 11/21/1947	Trustee	1/2006 to present	Director and Executive Vice President, CoastalSouth Bancshares, Inc.; Director and President, CoastalStates Bank; and Sr. Managing Director and Chief Executive Officer, Homeowners Mortgage	29	Director, Sykes Enterprises, Inc.

				Number
				of
				Portfolios
		Term of		in Fund
		Office**		Complex	Other
Name,	Position(s)	and Length		Overseen	Directorships
Address and	Held with	of Time	Principal Occupation(s)	by	Held by
Date of Birth	Trust	Served	During Past 5 Years	Trustee	Trustee
			Enterprises Inc. Formerly, Executive Vice President, Mortgage Guaranty Insurance Corporation.

Davey S. Scoon 12/14/1946	Trustee	1/2006 to present	Adjunct Assistant Professor, Tufts University School of Medicine. Formerly, Chief Administrative and Financial Officer, Tom’s of Maine (personal care products manufacturing); and formerly, Chief Administrative and Financial Officer, SunLife Financial—U.S. (financial services).	29	Chairman, Tufts Health Plan; Director, AMAG Pharmaceuticals, Inc.; and Director, CardioKine Inc.

Edward E. Sheridan 09/19/1954	Trustee	1/2006 to present	Formerly, Managing Director, Head of Global Institutional Sales—Debt and Equity, Merrill Lynch.	29	None.

W. Bryant Stooks* 09/10/1940	Trustee	1/1997 to present	President, Bryant Investments, Ltd. (financial services). Formerly, President, Ocotillo At Price LLC. (real estate investment); formerly, President, Director and Chief Executive Officer, Archirodon Group Inc. (international construction); and formerly, Partner Arthur Andersen & Co. (auditing).	29	None.

Gerald M. Thorne* 05/12/1938	Trustee	1/1997 to present	Partner, Mount Calvary Associates, LLP (low income housing); and Partner, Evergreen Partners LLC (resort real estate). Formerly, Director, Kaytee Products, Inc. (birdseed company); formerly, President and Director, Firstar National Bank of Milwaukee; formerly, Chairman, President and Director, Firstar National Bank of Sheboygan;	29	None.

Number
of
Portfolios
		Term of		in Fund
		Office**		Complex	Other
Name,	Position(s)	and Length		Overseen	Directorships
Address and	Held with	of Time	Principal Occupation(s)	by	Held by
Date of Birth	Trust	Served	During Past 5 Years	Trustee	Trustee
formerly, Director, Bando-McGlocklin Capital Corp. (small business investment company); formerly, Director, VPI Inc. (plastics company); and formerly, Director, American Orthodontics Corporation.

James W. Zug 07/22/1940	Trustee	1/2006 to present	Formerly, Partner with PricewaterhouseCoopers LLP (auditing).	29	Director, Brandywine Funds (3 portfolios), Director, Amkor Technology, Inc.; and Director, Teleflex Incorporated.

*	Prior to their election as Trustees of the Trust, Messrs. Stooks and Thorne served as Trustees of PIMCO Advisors Funds (“PAF”). As discussed above, on January 17, 1997, the Trust and PAF were involved in a transaction in which certain series of PAF were reorganized into series of the Trust.

**	Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.
Executive Officers

Term of
Office
and
Name, Address	Position(s)	Length of
and Date of	Held with	Time
Birth	Trust	Served	Principal Occupation(s) During Past 5 Years
E. Blake Moore, Jr. 05/08/1958	President and Chief Executive Officer	12/2004 to present	Managing Director and Chief Executive Officer of Allianz Global Investors Fund Management LLC; Chief Executive Officer of Allianz Global Investors Solutions LLC and of 52 funds in the Fund Complex. Formerly, Managing Director and Member of Executive Committee, Nicholas-Applegate Capital Management LLC and Managing Director and Chief Executive Officer of Allianz Global Investors Distributors LLC and Allianz Global Investors Managed Accounts LLC.

Thomas J. Fuccillo 03/22/1968	Vice President, Chief Legal Officer and Secretary	12/2006 to present	Executive Vice President, Chief Legal Officer and Secretary of Allianz Global Investors Fund Management LLC; Executive Vice President of Allianz Global Investors of America L.P. Vice President, Secretary and Chief Legal Officer of 81 funds in the Fund Complex; Secretary and Chief Legal Officer of The Korea Fund, Inc. Formerly, Senior Vice President, Senior Counsel, Allianz Global Investors of America L.P.

Term of
Office
and
Name, Address	Position(s)	Length of
and Date of	Held with	Time
Birth	Trust	Served	Principal Occupation(s) During Past 5 Years
Brian S. Shlissel 11/14/1964	Treasurer and Principal Financial and Accounting Officer	6/2005 to present	Managing Director, Head of Mutual Fund Services of Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 29 funds in the Fund Complex; Treasurer, Principal Financial and Accounting Officer of 52 funds in the Fund Complex and The Korea Fund, Inc. Formerly, Director of Premier VIT and Executive Vice President, Director of Fund Administration, Allianz Global Investors Fund Management LLC.

Youse Guia 09/03/1972	Chief Compliance Officer	9/2004 to present	Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P.; Chief Compliance Officer of 81 funds in the Fund Complex and The Korea Fund, Inc. Formerly, Chief Compliance Officer of Premier VIT.

Lawrence G. Altadonna 03/10/1966	Assistant Treasurer	6/2005 to present	Senior Vice President, Allianz Global Investors Fund Management LLC and AGIC; Treasurer, Principal Financial and Accounting Officer of 29 funds in the Fund Complex; Assistant Treasurer of 52 funds in the Fund Complex and The Korea Fund, Inc. Formerly, Treasurer, Principal Financial and Accounting Officer of Premier VIT.

Richard J. Cochran 01/23/1961	Assistant Treasurer	5/2008 to present	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 81 funds in the Fund Complex. Formerly, Assistant Treasurer of Premier VIT; and Tax Manager, Teachers Insurance Annuity Association/College Retirement Equity Fund (TIAA-CREF) (2002-2008).

Scott Whisten 03/13/1971	Assistant Treasurer	3/2007 to present	Senior Vice President, Allianz Global Investors Fund Management LLC and AGIC; Assistant Treasurer of 81 funds in the Fund Complex. Formerly, Assistant Treasurer of Premier VIT.

Kathleen A. Chapman 11/11/1964	Assistant Secretary	12/2006 to present	Senior Paralegal, Allianz Global Investors of America, L.P. (since March 2005); Assistant Secretary of 81 funds in the Fund Complex. Formerly, Assistant Secretary of Premier VIT.

Richard H. Kirk 04/06/1961	Assistant Secretary	12/2004 to present	Senior Vice President, Allianz Global Investors of America L.P. (since 2004). Senior Vice President, Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 52 funds in the Fund Complex.

Lagan Srivastava 09/20/1977	Assistant Secretary	12/2006 to present	Assistant Secretary of 81 funds in the Fund Complex and of The Korea Fund, Inc. Formerly, Assistant Secretary of Premier VIT).
Each of the Trust’s executive officers is an “interested person” of the Trust (as defined in Section 2(a)(19) of the 1940 Act) as a result of his or her position(s) set forth in the table above.
          Trustee Qualifications – The Board has determined that each Trustee should continue to serve as such based on several factors (none of which alone is decisive). With the exception of Mses. Bruce and Goodwin (who each became a Board member in June 2010), each Trustee has served on the Board for a number of years and are knowledgeable about the Trust’s business and service provider arrangements. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.
     In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Funds, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. Following is a summary of various qualifications, experiences and skills of each Trustee (in addition to business experience during the past five years set forth in the table above) that contributed to the Board’s conclusion that an individual should serve on the Board. References to qualifications, experiences and skills are not intended to hold out the Board or individual Trustees as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.
     Maryann Bruce – investment management, fund administration and distribution experience as an executive and consultant; experience as a mutual fund executive officer
     Theodore J. Coburn – investment, trading and finance experience as an executive and consultant in the financial services industry; accounting background and experience; experience as a board member of mutual funds and public and private companies
     F. Ford Drummond – legal background and experience; board experience in the banking sector
     Udo Frank – investment management experience as a portfolio manager, chief investment officer and executive; leadership roles within Allianz
     C. Kim Goodwin – investment management experience as a portfolio manager, chief investment officer and consultant; experience as a board member of a public company
     James S. MacLeod – business and finance experience, including in the banking sector; experience as an officer and a board member of public and private companies
     John C. Maney – executive and board experience in the investment management industry, including senior-level positions with investment advisory firms affiliated with AGI Fund Management
     Davey S. Scoon – investment management experience as an executive; accounting and finance background and experience; experience as an officer and a board member of public companies
     Edward E. Sheridan – investment and finance experience, including as an executive in the financial services industry
     W. Bryant Stooks – business and finance experience, including in the real estate and construction industries; accounting background and experience, including as a partner in a global accounting firm; experience as a board member of various organizations; experience as a board member of predecessors to certain Allianz Funds
     Gerald M. Thorne – business and finance experience; experience as a board member of various organizations; experience as a board member of predecessors to certain Allianz Funds
     James W. Zug – accounting background and experience, including as a partner in a global accounting firm; experience as a board member of mutual funds and public companies
Committees of the Board of Trustees
          The Trust’s Audit Oversight and Compliance Committee is currently composed of Ms. Bruce and Messrs. Coburn, Scoon, Stooks and Zug (Chairman). Mr. Maney attends meetings as an observer but does not vote. All of the members of the Audit Oversight and Compliance Committee are Independent Trustees. The principal functions of the Audit Oversight and Compliance Committee are (i) to provide assistance to the Trustees in fulfilling their responsibility to shareholders relating to fund accounting, reporting practices of the Trust and the quality and integrity of the financial reports of the Trust, and (ii) oversight of the compliance programs of the Trust and its service providers as well as oversight of the Trust’s Chief Compliance Officer. The Audit Oversight and Compliance Committee was constituted on January 1, 2006, and prior to that date its responsibilities were carried out by separate committees — the Trust’s Audit Oversight Committee and the Trust’s Compliance

Committee. The Trust’s Audit Oversight and Compliance Committee convened 7 times during the fiscal year ended June 30, 2010. Ms. Bruce, who was appointed to the Board effective June 1, 2010, attended one of those meetings.
          The Trust’s Valuation Committee is currently composed of Ms. Bruce and Messrs. Frank, MacLeod (Chairman), Maney, Scoon, Sheridan and Thorne and Zug. The Valuation Committee has been delegated responsibility by the Trust’s Board of Trustees for overseeing determinations of the fair value of the Funds’ portfolio securities on behalf of the Board in accordance with the Funds’ valuation procedures. The Valuation Committee met or otherwise took action 4 times during the fiscal year ended June 30, 2010.
          The Trust’s Board Governance and Nominating Committee is currently composed of Ms. Bruce and Messrs. Coburn, MacLeod, Scoon and Thorne (Chairman). Mr. Maney attends meetings as an observer but does not vote. All of the voting members of the Board Governance and Nominating Committee are Independent Trustees. The Board Governance and Nominating Committee’s responsibilities include the oversight of matters relating to the functions and duties of the Board of Trustees and the screening and nomination of candidates for election to the Board of Trustees as independent trustees of the Trust. It is the policy of the Board Governance and Nominating Committee to consider trustee nominees recommended by shareholders. The procedures by which shareholders can submit nominee recommendations to the Board Governance and Nominating Committee are set forth as Appendix D to this Statement of Additional Information. The Board Governance and Nominating Committee was called the Nominating Committee prior to January 1, 2006 and convened 4 times during the fiscal year ended June 30, 2010. Ms. Bruce, who was appointed to the Board effective June 1, 2010, attended one of those meetings.
          The Trust’s Contracts Committee is currently composed of Ms. Goodwin and Messrs. Drummond, Scoon, Sheridan, Stooks (Chairman) and Zug. The Contracts Committee’s responsibilities include reviewing and considering the periodic renewal of the Funds’ investment advisory and administration and distribution agreements and plans. The Contracts Committee convened 7 times during the fiscal year ended June 30, 2010. Ms. Goodwin, who was appointed to the Board on June 1, 2010, attended one of those meetings.
          The Trust’s Performance Committee is currently composed of Ms. Goodwin and Messrs. Drummond, Frank, MacLeod, Scoon and Sheridan (Chairman). The Performance Committee’s responsibilities include reviewing the performance of the Funds and any changes in investment philosophy, approach and personnel of the Funds’ Sub-Advisers. The Performance Committee convened 6 times during the fiscal year ended June 30, 2010. Ms. Goodwin, who was appointed to the Board on June 1, 2010, attended one of those meetings.
Securities Ownership
          For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Trust, and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Trust’s family of investment companies. The dollar ranges used in the table are (i) None; (ii) $1-$10,000; (iii) $10,001-$50,000; (iv) $50,001-$100,000; and (v) Over $100,000. The following table includes securities in which the Trustees hold an economic interest through their deferred compensation plan. See “Trustees Compensation” below.
Securities Ownership as of December 31, 2009

Dollar Range of Equity
	Securities in	Aggregate Dollar Range of Equity
	Each Fund or Series	Securities in All Registered Investment
	Overseen	Companies Overseen by Trustee in Family of
	by the Trustee	Investment Companies*
Name of Trustee	(as of 12/31/09)	(as of 12/31/09)
Maryann Bruce†		None
Theodore J. Coburn		Over $100,000
CCM Focused Growth Fund	$10,001 - $50,000
AGIC Global Fund	$10,001 - $50,000
AGIC Systematic Growth Fund	$10,001 - $50,000
AGIC Pacific Rim Fund	$10,001 - $50,000
NFJ Dividend Value Fund	$10,001 - $50,000
RCM Disciplined International Equity Fund	$10,001 - $50,000

Dollar Range of Equity
	Securities in	Aggregate Dollar Range of Equity
	Each Fund or Series	Securities in All Registered Investment
	Overseen	Companies Overseen by Trustee in Family of
	by the Trustee	Investment Companies*
Name of Trustee	(as of 12/31/09)	(as of 12/31/09)
RCM Global Small-Cap Fund	$1 - $10,000
C. Kim Goodwin†		None
F. Ford Drummond		Over $100,000
AGIC Emerging Markets Opportunities Fund	$10,000 - $50,000
AGIC International Fund	$10,001 - $50,000
AGIC Pacific Rim Fund	$10,001 - $50,000
AGIC Target Fund	$10,001 - $50,000
AGIC Growth Fund	$10,001 - $50,000
NFJ Dividend Value Fund	$10,001 - $50,000
NFJ International Value Fund	$10,001 - $50,000
NFJ Small-Cap Value Fund	$10,001 - $50,000
RCM Disciplined International Equity Fund	$10,001 - $50,000
RCM Technology Fund	$10,001 - $50,000
Udo Frank		Over $100,000
RCM Global Small-Cap Fund	Over $100,000
RCM Large-Cap Growth Fund	Over $100,000
James S. MacLeod		Over $100,000
NFJ Dividend Value Fund	Over $100,000
NFJ Large-Cap Value Fund	Over $100,000
John C. Maney		Over $100,000
AGIC Growth Fund	$1 - $10,000
AGIC International Fund	$10,001 - $50,000
AGIC Target Fund	$1 - $10,000
NFJ Dividend Value Fund	$50,001 - $100,000
NFJ International Value Fund	$50,001 - $100,000
NFJ Small-Cap Value Fund	$1 - $10,000
RCM Large-Cap Growth Fund	$10,001 - $50,000
Davey S. Scoon		Over $100,000
AGIC Pacific Rim Fund	$10,001 - $50,000
NFJ Large-Cap Value Fund	$10,001 - $50,000
NFJ Small-Cap Value Fund	$50,001 - $100,000
Edward E. Sheridan		Over $100,00
NFJ Small-Cap Value Fund	Over $100,000
W. Bryant Stooks		Over $100,000
AGIC Growth Fund	$50,001 - $100,000
AGIC Opportunity Fund	$10,001 - $50,000
AGIC Target Fund	$1 - $10,000
NFJ Dividend Value Fund	$1 - $10,000
NFJ International Value Fund	$10,001 - $50,000
NFJ Renaissance Fund	$10,001 - $50,000
RCM Technology Fund	$10,001 - $50,000
Gerald M. Thorne		Over $100,000
AGIC Growth Fund	Over $100,000
AGIC Target Fund	$50,001 - $100,000

Dollar Range of Equity
	Securities in	Aggregate Dollar Range of Equity
	Each Fund or Series	Securities in All Registered Investment
	Overseen	Companies Overseen by Trustee in Family of
	by the Trustee	Investment Companies*
Name of Trustee	(as of 12/31/09)	(as of 12/31/09)
RCM Technology Fund	Over $100,000
James W. Zug		Over $100,000
AGIC Emerging Markets Opportunities Fund	$50,001 - $100,000
NFJ International Value Fund	$10,001 - $50,000
RCM Technology Fund	$50,001 - $100,000

†	Mses. Bruce and Goodwin each joined the Board on June 1, 2010. Ms. Bruce was invested as follows as of August 30, 2010: NFJ Dividend Value Fund: $10,001 – $50,000; NFJ International Value Fund: $10,001 – $50,000 and RCM Strategic Growth Fund: $10,001 – $50,000, representing an aggregate dollar range of Over $100,000. Ms Goodwin was invested as follows as of August 30, 2010: NFJ International Value Fund: $10,001 – $50,000; RCM Mid-Cap Fund: $10,001 – $50,000 and RCM Wellness Fund: $10,001 – $50,000, representing an aggregate dollar range of $50,001 – $100,000.

*	The term “Family of Investment Companies” as used herein includes each Fund of the Trust and the following registered investment companies: each series of Allianz Funds Multi-Strategy Trust, each series of PIMCO Funds, each series of PIMCO Equity Series, PIMCO Global Advisors (Ireland) Limited, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Corporate Income Fund, PIMCO Corporate Opportunity Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, Nicholas-Applegate Convertible & Income Fund, Nicholas-Applegate Convertible & Income Fund II, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, NFJ Dividend, Interest and Premium Strategy Fund, Nicholas-Applegate International and Premium Strategy Fund, PIMCO Global StocksPLUS & Income Fund, Nicholas-Applegate Equity & Convertible Income Fund, Nicholas-Applegate Global Equity & Convertible Income Fund, PCM Fund Inc., PIMCO Strategic Global Government Fund, Inc., each series of PIMCO Funds: Global Investors Series plc, each series of PIMCO Private Account Portfolio Series, each series of Allianz Global Investors Managed Accounts Trust (f/k/a Fixed Income Shares), each series of USAllianz Variable Insurance Products Trust and registered investment companies advised by RCM Capital Management LLC.
          To the Trust’s knowledge, the Independent Trustees and their immediate family members do not beneficially own any securities in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust, as of December 31, 2009.

Trustees’ Compensation
          Trustees, other than those affiliated with Allianz, Allianz Global Investors of America L.P. (“Allianz”), a Sub-Adviser, or Pacific Investment Management LLC (“Pacific Investment Management Company”), currently receive an annual retainer of $80,000 ($140,000 for the Chairman), plus $8,000 ($12,000 for the Chairman) for each Board of Trustees meeting attended in person and $2,000 for each meeting attended telephonically. Each member of a Committee currently receives a $10,000 annual retainer per Committee, except for the Valuation Committee Members, who currently receive a $2,000 annual retainer. The Committee Chair Fees are $7,500 for the Governance Committee, $10,000 for the Performance Committee, $15,000 for each of the Audit and Contracts Committees and $2,000 for the Valuation Committee. The Chairman of the Trustees currently receives a $42,000 annual retainer for his service as a member of each Committee of the Board of Trustees. In addition, the Chairman of the Board has the authority to cause the Funds to incur costs of up to $20,000 for any staff or other expenses the Chairman believes are required to support the position. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with (i) extraordinary Fund activities or circumstances or actual or threatened litigation or (ii) an investigation of a regulatory or investment matter, the Trustee is compensated for such services at the rate of $2,500 per day plus reimbursement of reasonable expenses. The Board of Trustees may from time to time establish ad hoc committees, and Trustees who sit on such ad hoc committees may receive additional compensation for their participation.
          Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex (see below). The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1996, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan. Under the plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period chosen by the Trustee an amount equal to the value of such fees if they had been invested in a Fund or Funds selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.
          The following table sets forth information regarding compensation received by those Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust for the fiscal year ended June 30, 2010 (except as noted). (Trustees who are interested persons of the Trust and Officers of the Trust receive no compensation from the Trust.)

		Pension or
		Retirement
		Benefits		Total Compensation
	Aggregate	Accrued as Part	Estimated Annual	from Trust and
	Compensation	of Trust	Benefits Upon	Fund Complex Paid
Name of Trustee	from Trust	Expenses	Retirement	to Trustees
Maryann Bruce*	$33,500	N/A	N/A	$33,500
Theodore J. Coburn	$138,000	N/A	N/A	$138,000
F. Ford Drummond	$144,000	N/A	N/A	$144,000
C. Kim Goodwin*	$33,000	N/A	N/A	$33,000
James S. MacLeod	$146,000	N/A	N/A	$146,000
Davey S. Scoon	$249,000	N/A	N/A	$249,000
Edward E. Sheridan	$152,500	N/A	N/A	$152,500
W. Bryant Stooks	$150,500	N/A	N/A	$150,500
Gerald M. Thorne	$153,250	N/A	N/A	$153,250
James W. Zug	$157,000	N/A	N/A	$157,000

*	Mses. Bruce and Goodwin were appointed to the Board effective on June 1, 2010 and therefore only received compensation for the period beginning on June 1, 2010 through June 30, 2010.
As disclosed in the section titles “Purchases, Exchanges and Redemptions of Class A, Class B, Class C and Class R Shares,” each Fund may sell its Class A shares at net asset value without a sales charge to certain categories of investors, including current or retired officers, trustees, directors or employees of either the Trust, Allianz Global Fund Management, Pacific Investment Management Company or the Distributor, and certain other affiliates of Allianz Global Fund Management, Pacific Investment Management Company or the Distributor, a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons. The Trust believes that this arrangement encourages affiliated persons of the Funds to invest in the Funds, which further aligns the interests of the Funds and those persons affiliated with them.
Codes of Ethics
          The Trust, Allianz Global Fund Management, Cadence, NFJ, RCM, AGIC, Pacific Investment Management and the Distributor have adopted Codes of Ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds.
Proxy Voting Policies
          The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities have been included as Appendix C. Summary descriptions of the proxy voting policies and procedures of Allianz Global Fund Management and the Sub-Advisers are also included in Appendix C. Information regarding how the Trust voted proxies relating to securities held by the Funds during the most recent twelve-month period ended June 30, 2010 is available, without charge, upon request by calling 1-800-426-0107 (retail classes) or 1-800-498-5413 (Class P, Institutional and Administrative classes) and on the Securities and Exchange Commission’s website, www.sec.gov and on the Allianz Global Investors website, www.allianzinvestors.com
Investment Adviser
          Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management” or the “Adviser”) serves as investment adviser to each of the Funds pursuant to an investment advisory agreement (“Advisory Agreement”) between Allianz Global Fund Management and the Trust. The Adviser is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. (“Allianz”). Allianz, acting through an investment management division, was the former investment adviser to the Trust. Allianz was organized as a limited partnership under Delaware law in 1987. Allianz’s sole general partner is Allianz Global Investors U.S. Holding LLC is Allianz Global Investors of America LLC. Allianz Global Investors of America LLC has two members, Allianz of America, Inc. (“Allianz of America”), a Delaware corporation that owns a 99.9% non-managing interest, and Allianz Global Investors of America Holdings Inc., a Delaware corporation that owns a 0.01% managing interest. Allianz of America is a wholly-owned subsidiary of Allianz SE. Allianz Global Investors of America Holdings Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft, which is an indirect subsidiary of Allianz SE. Allianz SE indirectly holds a controlling interest in Allianz. Allianz SE is a European-based, multinational insurance and financial services holding company. The address for Allianz Global Investors U.S. Holding LLC, Allianz Global Investors of America LLC and Allianz Global Investors of America Holding Inc. is 680 Newport Center Drive, Suite 250, Newport Beach, California 92660. The address for Allianz Global Investors Aktiengesellschaft is Seidlstrasse, 24-24a, D-80335, Munich, Germany. Allianz SE’s address is Koeniginstrasse 28, D-80802, Munich, Germany. Allianz’s address is 680 Newport Center Drive, Suite 250, Newport Beach, California 92660.
          The general partner of Allianz has substantially delegated its management and control of Allianz to an Executive Committee.
          The Adviser is located at 1345 Avenue of the Americas, New York, NY 10105. The Adviser and its investment management affiliates had approximately $40.3 billion of assets under management as of June 30, 2010.

          As of the date of this Statement of Additional Information, there are currently no significant institutional shareholders of Allianz SE. Allianz SE owns 100% of Dresdner Bank AG, though in August 2008 it announced an agreement to sell Dresdner Bank AG to Commerzbank AG. Credit Lyonnais, as well as certain broker-dealers that might be controlled by or affiliated with this entity or Dresdner Bank AG, such as Dresdner Kleinwort Securities LLC, may be considered to be affiliated persons of the Adviser and its affiliates. (Broker-dealer affiliates of such significant institutional shareholders are sometimes referred to herein as “Affiliated Brokers.”) Absent an SEC exemption or other regulatory relief, the Funds are generally precluded from effecting principal transactions with the Affiliated Brokers, and their ability to purchase securities being underwritten by an Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, a Fund’s ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the 1940 Act.
Advisory Agreement
          The Adviser, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Funds and for managing, either directly or through others selected by the Adviser, the investments of the Funds. The Adviser also furnishes to the Board of Trustees periodic reports on the investment performance of each Fund. As more fully discussed below, the Adviser has engaged various affiliates and non-affiliates to serve as Sub-Advisers. If a Sub-Adviser ceases to manage the portfolio of a Fund, the Adviser will either assume full responsibility for the management of that Fund, or retain a new Sub-Adviser subject to the approval of the Trustees and, if required, the Fund’s shareholders.
          Under the terms of the Advisory Agreement, the Adviser is obligated to manage the Funds in accordance with applicable laws and regulations. The investment advisory services of the Adviser to the Trust are not exclusive under the terms of the Advisory Agreement. The Adviser is free to, and does, render investment advisory services to others.
          The Advisory Agreement will continue in effect with respect to a Fund for two years from its effective date, and thereafter on a yearly basis, provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Fund, or by the Board of Trustees, and (ii) by a majority of the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Advisory Agreement. The Advisory Agreement may be terminated without penalty by vote of the Trustees or the vote of a majority of the outstanding voting shares of the Trust (or with respect to a particular Fund, by the vote of a majority of the outstanding voting shares of such Fund), or by the Adviser, on 60 days’ written notice to the other party, and will terminate automatically in the event of its assignment. In addition, the Advisory Agreement may be terminated with regard to the AGIC Growth, AGIC Opportunity and AGIC Target Funds by vote of a majority of the Trustees who are not interested persons of the Trust, on 60 days’ written notice to the Adviser.
          The Advisory Agreement provides that the Adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.
          The Adviser currently receives a monthly investment advisory fee from each Fund at the following annual rates (based on the average daily net assets of the particular Funds):

Advisory
Fund	Fee Rate
CCM Capital Appreciation, CCM Focused Growth, CCM Mid-Cap, NFJ Dividend Value(1), NFJ Large-Cap Value and RCM Large-Cap Growth	0.45%
RCM Mid-Cap	0.47%
AGIC Systematic Growth, AGIC Growth and RCM Disciplined International Equity	0.50%
AGIC Target	0.55%
AGIC International, NFJ International Value, NFJ Mid-Cap Value, NFJ Renaissance and NFJ Small-Cap Value(2)	0.60%
AGIC Income & Growth, AGIC Mid-Cap Growth, NFJ All-Cap Value and AGIC Opportunity	0.65%

Advisory
Fund	Fee Rate
AGIC Global and RCM Global Resources	0.70%
RCM Wellness	0.80%
AGIC Emerging Markets Opportunities, AGIC Pacific Rim and RCM Technology	0.90%
RCM Global Small-Cap(3) and RCM Strategic Growth	1.00%
CCM Emerging Companies(4)	1.25%

(1)	The investment advisory fees are subject to a voluntary fee waiver currently in effect for the Fund that would reduce the 0.45% contractual fee rate by 0.025% on assets in excess of $7.5 billion and by an additional 0.025% on assets in excess of $10 billion, each based on the Fund’s average daily net assets. During the most recently completed fiscal year, the Fund’s assets were not in excess of these levels.

(2)	The investment advisory fees are subject to a voluntary fee waiver currently in effect for the Fund that reduces the 0.60% contractual fee rate by 0.025% on assets in excess of $3 billion, by an additional 0.025% on assets in excess of $4 billion and by an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets.

(3)	The investment advisory fees are subject to a voluntary fee waiver currently in effect for the Fund that reduces the 1.00% contractual fee rate by 0.05% to 0.95%.

(4)	The investment advisory fees are subject to a voluntary fee waiver currently in effect for the Fund that reduces the 1.25% contractual fee rate by 0.10% to 1.15%.
          For the fiscal years ended June 30, 2010, June 30, 2009 and June 30, 2008 the Funds paid the Adviser the following amounts under the Advisory Agreement (those Funds that had not yet commenced operations during the periods shown are not included) :

	Year Ended	Year Ended	Year Ended
Fund	6/30/10	6/30/09	6/30/08
Allianz Global Investors Value Fund(1)	[•]	1,356,524	6,158,640

CCM Capital Appreciation Fund	[•]	4,456,495	7,217,313

CCM Emerging Companies Fund	[•]	1,545,330	4,193,191

CCM Focused Growth Fund	[•]	452,363	383,471

CCM Mid-Cap Fund(1)	[•]	3,902,597	6,036,841

AGIC Emerging Markets Opportunities Fund	[•]	793,678	1,716,169

AGIC Global Fund	[•]	219,654	383,304

AGIC Systematic Growth Fund	[•]	161,709	139,511

AGIC Income & Growth Fund	[•]	147,948	146,054

AGIC International Fund	[•]	1,206,204	3,513,728

AGIC Mid-Cap Growth Fund	[•]	53,954	133,384

AGIC Pacific Rim Fund	[•]	1,825,546	3,880,577

NFJ All-Cap Value Fund	[•]	130,880	260,630

	Year Ended	Year Ended	Year Ended
Fund	6/30/10	6/30/09	6/30/08
NFJ Dividend Value Fund(1)	[•]	28,571,572	37,758,436

NFJ International Value Fund	[•]	6,430,052	5,921,828

NFJ Large-Cap Value Fund(1)	[•]	4,057,737	4,380,361

NFJ Mid-Cap Value Fund	[•]	52,587	78,883

NFJ Renaissance Fund(1)	[•]	4,711,577	9,508,737

NFJ Small-Cap Value Fund	[•]	25,166,820	25,720,283

OCC Core Equity Fund(1)	[•]	N/A	26,932

OCC Equity Premium Strategy Fund(1)	[•]	131,140	352,840

AGIC Growth Fund	[•]	2,121,917	2,908,075

OCC International Equity Fund(1)	[•]	5,308	28,573

AGIC Opportunity Fund	[•]	1,148,694	1,617,022

OCC Small-Cap Value Fund(1)	[•]	5,703	5,483

AGIC Target Fund	[•]	1,830,483	3,472,641

RCM Biotechnology Fund(1)	[•]	263,627	832,177

RCM Global Resources Fund	[•]	226,088	301,435

RCM Global Small-Cap Fund	[•]	932,252	2,672,193

RCM Disciplined International Equity Fund(1)	[•]	242,660	454,708

RCM Large-Cap Growth Fund	[•]	1,506,500	2,366,627

RCM Mid-Cap Fund	[•]	236,594	385,543

RCM Small-Cap Growth Fund(1)	[•]	37,234	72,007

RCM Strategic Growth Fund	[•]	46,580	54,839

RCM Technology Fund	[•]	7,752,061	12,324,347

RCM Wellness Fund	[•]	826,677	624,365

TOTAL	[•]	$102,556,747	$146,031,149

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.
Additional Information about Services Provided by Allianz Global Fund Management
          As noted above, Allianz Global Fund Management serves as investment adviser to the Trust pursuant to the Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between Allianz Global Fund Management and the Trust. Allianz Fund Management, subject to the supervision of the Board of Trustees, is responsible for managing the investments of the Funds either directly or through others selected by the Adviser.
          In addition, Allianz Global Fund Management: (a) recommends and, subject to the approval of the Board of Trustees, approves the funds to be offered by the Trust; (b) subject to the approval of the Board of Trustees and, as applicable, Fund shareholders, selects Sub-Advisers to manage the management of the Funds’ portfolios; (c) monitors, directly, and with the assistance of third parties, the activities of such Sub-Advisers and evaluates the Sub-Advisers’ performance; and (d) supervises Fund compliance, as discussed more fully below. Allianz Fund Management also furnishes to the Board of Trustees periodic reports on the investment performance of each Fund and such other matters as the Trustees may request.
          Some of the objectives of Allianz Global Fund Management’s compliance program are to:
•	Continually work to enhance the compliance programs of all Allianz Global Investors of America L.P. subsidiaries;

•	Assess the existing local compliance plans in relation to current business practices from a risk-based perspective and work with local compliance to resolve major issues or gaps; and

•	Provide for the documentation of policies and procedures, with emphasis on incorporating industry best practices.
          In addition to its services as Adviser, Allianz Global Fund Management serves as Administrator to the Funds pursuant to an Amended and Restated Administration Agreement with the Trust (and in this capacity is referred to herein as the “Administrator”). The Administrator provides or procures administrative services for the Funds, which include shareholder servicing, accounting, bookkeeping, internal audit services and certain other services required by the Funds, and preparation of reports to the Funds’ shareholders and regulatory filings. Relatedly, as discussed above, the Administrator (in some cases, together with its affiliates or third parties) provides certain other services, including compliance related services such as market timing monitoring and review of regulatory filings, management and coordination of activities of third-party service providers to the Funds such as transfer agency and custodian, maintenance and support services to intermediaries such as broker-dealers and retirement plan administrators, and researching and responding to customer complaints and inquiries and regulatory inquiries.
          In return for an administrative fee, the Administrator also arranges, at its own expense, for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Funds. The Administrator is also responsible for the preparation of prospectuses and shareholder reports for current shareholders and bears the costs of preparing, printing and mailing such reports.

          The table below contains the business histories of the members of the Management Board of Allianz Global Fund Management. In addition to the individuals contained in the chart below, E. Blake Moore, Jr., Udo Frank and John C. Maney are also members of the Management Board. Information relating to Messrs. Moore, Frank and Maney is contained above in “Management of the Trust—Trustees and Officers.”

Position with Allianz
Global Fund
Name	Management	Recent Professional Experience
Marna C. Whittington	Management Board	Ms. Whittington has been a member of the Management Board since June 2004. Ms. Whittington is also a member of the Management Board and Chief Operating Officer of Allianz Global Investors of America L.P., Member- Management Board and Chief Executive Officer of Allianz Global Investors Capital LLC (“AGIC”), a registered investment adviser affiliated with Allianz Global Investors Fund Management LLC. Ms. Whittington has over 20 years prior management experience. Prior to joining AGIC via a predecessor affiliate in 2001, Ms. Whittington was with Morgan Stanley Asset Management, as a Managing Director and Chief Operating Officer (from 1996 to 2001) and Miller, Anderson & Sherrerd, as a Managing Partner (from 1992 to 1996). Ms. Whittington received a Ph.D. and M.S. from the University of Pittsburgh and B.A. from the University of Delaware. Ms. Whittington holds FINRA Series 3, 6, 63 and 26 licenses.

Barbara R. Claussen	Management Board	Ms. Claussen has been a member of the Management Board since January 2007. Ms. Claussen is Chief Operating Officer at NFJ which is a registered investment adviser affiliated with Allianz Global Investors Fund Management LLC. Ms. Claussen has more than 30 years of experience in the investment business. She joined NFJ in 1989 and served as its head equity trader for approximately 17 years. In 2005, she was promoted to Chief Operating Officer at NFJ. Prior to joining NFJ in 1989, she worked for NationsBank where she spent 9 years in trading. She holds a B.S. from the University of Wisconsin-Strout.
Portfolio Management Agreements
          The Adviser employs Sub-Advisers to provide investment advisory services to each Fund pursuant to portfolio management agreements (each a “Portfolio Management Agreement”) between the Adviser and the particular Sub-Adviser. The Adviser currently has nine investment management affiliates that are also indirect subsidiaries of Allianz, two of which, NFJ Investment Group LLC (“NFJ”) and Allianz Global Investors Capital LLC (“AGIC”), manage the Allianz NFJ Funds and Allianz AGIC Funds, respectively:. RCM Capital Management LLC (“RCM”), a subsidiary of Allianz SE and an affiliate of the Adviser, is the Sub-Adviser for the Allianz RCM Funds. Cadence Capital Management LLC (“Cadence”), which was previously (but is no longer) affiliated with Allianz, is the Sub-Adviser of the Allianz CCM Funds. For services provided to the Funds, the Adviser (and not the Funds) pays the Sub-Advisers fees at the rates set forth in the Portfolio Management Agreements. Each Portfolio Management Agreement provides that neither the Adviser nor the relevant Sub-Adviser, as applicable, shall be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.
          Shareholders of certain Funds have approved a proposal permitting the Adviser to enter into new or amended sub-advisory agreements with one or more Sub-Advisers with respect to each Fund without obtaining shareholder approval of such agreements, subject to the conditions of an exemptive order that has been granted by the Securities and Exchange Commission (the “Exemptive Order”), as described in more detail in the Prospectuses. One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. In addition, the Exemptive Order currently prohibits the Adviser from entering into sub-advisory agreements with affiliates of the Adviser without shareholder approval, unless such affiliates are substantially wholly-owned by Allianz. Because RCM is not wholly-owned by Allianz, the Exemptive Order does not apply to the Funds sub-advised by RCM. Subject to the ultimate responsibility of the Board of Trustees, the Adviser has the ultimate responsibility to oversee the Sub-Advisers and to recommend their hiring, termination and replacement.
AGIC
          Pursuant to a Portfolio Management Agreement between the Adviser and AGIC, AGIC is the Sub-Adviser and provides investment advisory services to the AGIC Emerging Markets Opportunities, AGIC Global, AGIC Systematic Growth, AGIC Income & Growth, AGIC International, AGIC Mid-Cap Growth and AGIC Pacific Rim Funds. For the services provided, the Adviser (not the Trust) pays AGIC a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): 0.40% for the AGIC Growth and AGIC Systematic Growth Funds, 0.45% for the AGIC Target Fund, 0.50% for the AGIC International Fund, 0.55% for the AGIC Income & Growth, AGIC Mid-Cap Growth and AGIC Opportunity Funds, 0.60% for the AGIC Global Fund, and 0.80% for the AGIC Emerging Markets Opportunities and AGIC Pacific Rim Funds.
AGIC is registered as an investment adviser with the SEC and is organized as a Delaware limited liability company. Its principal place of business is located at 600 West Broadway, San Diego, California 92101. AGIC also has an office located at 1345 Avenue of the Americas, New York, New York 10019. AGIC provides investment management services across a broad class of assets including equity, fixed income, futures and options, convertibles and other securities and derivative instruments. AGIC’s primary business is to provide discretionary advisory services to institutional clients through its separate account management services. In addition, AGIC provides discretionary investment advisory services to a variety of commingled funds (including SEC-registered open-end investment companies, SEC-registered closed-end investment companies and other commingled funds that are not registered with the SEC), which may be sponsored or established by AGIC, its affiliates or by unaffiliated third parties. AGIC also participates as a non-discretionary investment adviser providing investment models to unaffiliated third parties.
          In addition to the advisory-related services noted above, AGIC also provides administration and legal/compliance oversight services, as well as global client service, marketing and sales support to NFJ Investment Group LLC and legal/compliance and back office operations to Allianz Global Investors Solutions. As of September 30, 2010, AGIC managed approximately [•] billion in assets, not including the amount noted above for its subsidiary NFJ.
Cadence
          Pursuant to a Portfolio Management Agreement between the Adviser and Cadence, Cadence provides investment advisory services to the CCM Capital Appreciation, CCM Emerging Companies, CCM Focused Growth and CCM Mid-Cap Funds. For the services provided, the Adviser (not the Trust) pays Cadence a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): 0.35% for the CCM Capital Appreciation, CCM Focused Growth and CCM Mid-Cap Funds and 1.15% for the CCM Emerging Companies Fund. With respect to the CCM Emerging Companies Fund, the fee payable to Cadence has been reduced by 0.10% to 1.05% on a voluntary basis with no set expiration date for the reduction.
          Cadence is an investment management firm organized as a Delaware limited liability company. Cadence is the successor investment adviser to Cadence Capital Management Corporation, which commenced operations in 1988. Cadence is majority owned by its employees, while a group of co-investors led by Rosemont Partners holds a minority interest. Prior to September 2005, Cadence was affiliated with the Adviser. Cadence is located at 265 Franklin Street, 11th Floor, Boston,

Massachusetts 02110. Cadence provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by Cadence had combined assets, as of September 30, 2010, of approximately [•] billion.
NFJ
          Pursuant to a Portfolio Management Agreement between the Adviser and NFJ, NFJ provides investment advisory services to the NFJ All-Cap Value, NFJ Dividend Value, NFJ International Value, NFJ Large-Cap Value, NFJ Mid-Cap Value, NFJ Renaissance and NFJ Small-Cap Value Funds. For the services provided, the Adviser (not the Trust) pays NFJ a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): 0.35% for the NFJ Dividend Value and NFJ Large-Cap Value Funds, 0.50% for the NFJ International Value, NFJ Mid-Cap Value, NFJ Renaissance and NFJ Small-Cap Value Funds and 0.55% for the NFJ All-Cap Value Fund. With respect to the NFJ Small-Cap Value Fund, the fee payable to NFJ is subject to a voluntary reduction currently in effect for the Fund of 0.025% on assets in excess of $3 billion, an additional 0.025% on assets in excess of $4 billion and an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets. With respect to the NFJ Dividend Value Fund, the fee payable to NFJ is subject to a voluntary reduction currently in effect for the Fund of 0.025% on assets in excess of $7.5 billion and an additional 0.025% on assets in excess of $10 billion, each based on the Fund’s average daily net assets.
          NFJ is an investment management firm organized as a Delaware limited liability company and is a wholly-owned subsidiary of AGIC, which, in turn, is wholly owned by Allianz. NFJ is the successor investment adviser to NFJ Investment Group, Inc., which commenced operations in 1989. AGIC is the sole member of NFJ. NFJ is located at 2100 Ross Avenue, Suite 700, Dallas, Texas 75201. AGIC is located at 600 West Broadway, San Diego, California 92101. NFJ provides investment management services to institutional accounts. Columbus Circle Investors (“Columbus Circle”), a former subsidiary partnership of the Adviser, served as the Sub-Adviser of the NFJ Renaissance Fund until May 7, 1999, PEA Capital LLC (“PEA”) managed the portfolio until February 15, 2005 and Oppenheimer managed the portfolio until June 4, 2009. Accounts managed and advised by NFJ (including both discretionary and non-discretionary accounts) had combined assets, as of September 30, 2010, of approximately [•] billion.
RCM
          Pursuant to a Portfolio Management Agreement between the Adviser and RCM, RCM provides investment services to the RCM Disciplined International Equity, RCM Global Resources, RCM Global Small-Cap, RCM Large-Cap Growth, RCM Mid-Cap, RCM Strategic Growth, RCM Technology and RCM Wellness Funds. For the services provided, the Adviser (and not the Trust) pays RCM a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): 0.35% for the RCM Large-Cap Growth Fund, 0.37% for the RCM Mid-Cap Fund, 0.40% for the RCM Disciplined International Equity Fund, 0.70% for the RCM Global Resources and RCM Wellness Funds, 0.80% for the RCM Technology Fund and 0.90% for the RCM Global Small-Cap and RCM Strategic Growth Funds. With respect to the RCM Global Small-Cap Fund, the fee payable to RCM has been reduced by 0.05% to 0.85% on a voluntary basis with no set expiration date for the reduction.
          RCM is an investment management firm organized as a Delaware limited liability company and is an indirect wholly-owned subsidiary of Allianz SE. Organized in 1998, it is the successor to the business of its holding company, RCM Global Investors US Holdings LLC. It was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. As of September 30, 2010, RCM had approximately [•] billion in assets under management. RCM was formerly known as Dresdner RCM Global Investors LLC.

          For the fiscal years ended June 30, 2010, June 30, 2009 and June 30, 2008, the amount of portfolio management fees paid by the Adviser to the applicable Sub-Adviser (or its predecessor) for each of the Funds was as follows (those Funds that had not yet commenced operations during the periods shown are not included):

	Year Ended	Year Ended	Year Ended
Fund	6/30/10	6/30/09	6/30/08
Allianz Global Investors Value Fund(1)	[•]	1,055,074	4,790,053

CCM Capital Appreciation Fund	[•]	3,484,299	5,613,445

CCM Emerging Companies Fund	[•]	1,410,954	3,857,736

CCM Focused Growth Fund	[•]	351,838	298,255

CCM Mid-Cap Fund(1)	[•]	3,054,699	4,695,321

AGIC Emerging Markets Opportunities Fund(1)	[•]	705,492	1,525,484

AGIC Global Fund	[•]	188,275	328,547

AGIC Systematic Growth Fund	[•]	129,368	111,609

AGIC Income & Growth Fund	[•]	125,187	123,584

AGIC International Fund	[•]	1,005,170	2,928,107

AGIC Mid-Cap Growth Fund	[•]	45,653	112,864

AGIC Pacific Rim Fund	[•]	1,622,707	3,449,401

NFJ All-Cap Value Fund	[•]	110,745	220,533

NFJ Dividend Value Fund(1)	[•]	22,305,795	29,367,673

NFJ International Value Fund	[•]	5,358,377	4,934,857

NFJ Large-Cap Value Fund(1)	[•]	3,156,017	3,406,947

NFJ Mid-Cap Value Fund	[•]	43,823	65,736

NFJ Renaissance Fund(1)	[•]	3,822,909	7,685,990

NFJ Small-Cap Value Fund	[•]	21,089,456	21,433,570

OCC Core Equity Fund(1)	[•]	N/A	20,947

OCC Equity Premium Strategy Fund(1)	[•]	98,355	267,905

AGIC Growth Fund	[•]	1,700,986	2,326,460

	Year Ended	Year Ended	Year Ended
Fund	6/30/10	6/30/09	6/30/08
OCC International Equity Fund(1)	[•]	4,423	23,811

AGIC Opportunity Fund	[•]	983,189	1,368,250

OCC Small-Cap Value Fund(1)	[•]	4,826	4,640

AGIC Target Fund	[•]	1,509,331	2,841,252

RCM Biotechnology Fund(1)	[•]	230,674	729,949

RCM Global Resources Fund	[•]	196,793	267,655

RCM Global Small-Cap Fund	[•]	844,227	2,434,233

RCM Disciplined International Equity Fund(1)	[•]	197,228	543,595

RCM Large-Cap Growth Fund	[•]	1,297,355	373,855

RCM Mid-Cap Fund	[•]	209,209	2,252,884

RCM Small-Cap Growth Fund(1)	[•]	35,643	376,131

RCM Strategic Growth Fund	[•]	43,096	72,007

RCM Technology Fund	[•]	7,039,799	52,745

RCM Wellness Fund	[•]	723,343	11,406,505

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.
Portfolio Manager Compensation, Other Accounts Managed and Conflicts of Interest
AGIC
          Compensation
          AGIC’s compensation plan is designed specifically to be aligned with the interests of its clients. AGIC aims to provide rewards for exceptional investment performance and build an enduring firm with a long-term culture of shared success. To that end, in addition to competitive base salaries, AGIC offers both short- and long-term incentive plans.
          Compensation and Investment Performance. Short-term incentive pools for investment teams are annual discretionary bonuses funded by the firm’s revenue and allocated based on the performance of the strategies and the teams. The percentage allocated to an investment team is adjusted to reflect performance relative to the benchmark over a one-, three-, and five-year period (the timeframe may vary depending on the strategy). The team pools are then subjectively allocated to team members based on individual contributions to client accounts. This revenue sharing arrangement directly aligns compensation with investment performance.
          Long-Term Incentive Plan. A Long-Term Incentive Plan provides rewards to certain key staff and executives of AGIC and the other Allianz Global Investors companies to promote long-term growth and profitability. The Plan is based on the operating earnings growth of both AGIC and Allianz Global Investors, has a three-year vesting schedule and is paid in cash upon vesting.

          Ownership Interest. Key employees of AGIC are provided with an interest that shares in the future growth and profitability of AGIC. Each unit is designed to deliver an annual distribution and value based on the growth in profits. The plan has a five-year vesting schedule.
          The long-term components of our compensation structure are designed to link successful investment performance and longer-term company performance with participant pay, further motivating key employees to continue making important contributions to the success of our business.
          Overall, we believe that competitive compensation is essential to retaining top industry talent. With that in mind, we continually reevaluate our compensation policies against industry benchmarks. Our goal is to offer portfolio managers and analysts compensation and benefits in the top quartile for comparable experience, as measured by industry benchmarks surveyed by independent firms including McLagan Partners.
          Other Accounts Managed
          The following summarizes information regarding each of the accounts, excluding portfolios of the Funds that were managed by portfolio managers, including amounts managed by a team, committee, or other group that includes the portfolio manager, as of June 30, 2010.

	Other Pooled Investment				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Pedro Marcal	0	0	4	576	2	90
Steven Tael, Ph.D., CFA	3	172	34	1,124	1	119
James Li, Ph.D., CFA	3	172	34	1,124	1	119
Jane Edmondson	3	172	34	1,124	1	119
Nelson Shing	1	4	3	222	1	109
Kunal Ghosh	3	172	34	1,124	1	119
Christopher A. Herrera	1	4	3	222	1	109
Mark P. Roemer	3	172	34	1,124	1	119
Michael E. Yee	4	533	11	1,319	8	3,128
Justin Kass, CFA	4	533	11	1,319	8	3,128
Douglas Forsyth	4	533	11	1,319	8	3,128
Michael Corelli	1	26	12	350	6	713
Jeff Parker	0	0	2	16	0	0
Eric Sartorius	1	26	12	350	6	713
William Sandow	0	0	2	16	0	0
          Accounts and Assets for which Advisory Fee is Based on Performance

	Other Pooled Investment				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Pedro Marcal	0	0	0	0	0	0
Steven Tael, Ph.D. CFA	0	0	2	109	0	0
James Li, Ph.D., CFA	0	0	2	109	0	0
Jane Edmondson	0	0	2	109	0	0
Nelson Shing	0	0	0	0	0	0
Kunal Ghosh	0	0	2	109	0	0
Christopher A. Herrera	0	0	0	0	0	0
Mark P. Roemer	0	0	2	109	0	0
Michael E. Yee	2	408	0	0	0	0
Justin Kass, CFA	2	409	0	0	0	0

	Other Pooled Investment				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Douglas Forsyth, CFA	2	409	0	0	0	0
Michael Corelli	[•]	[•]	[•]	[•]	[•]	[•]
Jeff Parker	[•]	[•]	[•]	[•]	[•]	[•]
Eric Sartorius	[•]	[•]	[•]	[•]	[•]	[•]
William Sandow	[•]	[•]	[•]	[•]	[•]	[•]
          Potential Conflicts of Interest
          AGIC’s investment personnel, including each portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to the firm’s Code of Ethics, which contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the firm’s clients, including the Funds. Although the Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.
          A portfolio manager may also face other potential conflicts of interest in managing client accounts, including with respect to:
•	Side by side management of the AGIC Funds and other AGIC clients;

•	Cross trades (i.e., the sale of securities between the AGIC Funds and other AGIC clients);

•	Trade allocation (i.e., allocating securities purchased or sold between the AGIC Funds and other AGIC clients); and

•	Soft dollars and other issues relating to the selection and use of brokers and dealers.
          The list above is not a complete description of every conflict that could be deemed to exist in managing client accounts; further information regarding such conflicts is available in AGIC’s Form ADV. To address these and other conflicts, the firm has procedures in the firm’s Compliance Manual that provide for the ethical resolution of conflicts of interest. The Compliance Manual is reviewed by the firm’s Chief Compliance Officer on a periodic basis. Its provisions are enforced by the firm’s Compliance Department and continuing education is provided to firm employees regarding its provisions.
          Securities Ownership
          Except as noted below, the following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Fund(s) the portfolio manager manages, as of June 30, 2010.

Dollar Range of Equity Securities
AGIC Emerging Markets Opportunities
Kunal Ghosh	$10,001 – $50,000
Steven Tael, Ph.D., CFA	$50,001 – $100,000
AGIC Global
Christopher A. Herrera	$100,001 – $500,000
Nelson Shing	$1 – $10,000
AGIC Systematic Growth
Kunal Ghosh	None
James Li, Ph.D., CFA	$10,001 – 50,000
AGIC Income & Growth
Douglas Forsyth, CFA	$500,001 – $1,000,000
Michael E. Yee	$10,001 – $50,000
Justin Kass, CFA	$100,001 – $500,000
AGIC International
Kunal Ghosh	$10,001 – $50,000
Steven Tael, Ph.D., CFA	$50,001 – $100,000
AGIC Mid-Cap Growth
Jane Edmondson	$1 – $10,000

Dollar Range of Equity Securities
Mark P. Roemer	None
AGIC Pacific Rim
Pedro Marcal	$10,001 – 50,000

Dollar Range of Equity Securities
AGIC Growth
Jeff Parker	$100,001 – $500,000
William Sandow	$100,001 – $500,000
AGIC Opportunity
Michael Corelli	$500,001 – $1,000,000
Eric Sartorius	$500,001 – $1,000,000
AGIC Target
Jeff Parker	$500,001 – $1,000,000
William Sandow	$100,001 – $500,000
Cadence
          Compensation
          Cadence compensates each portfolio manager for such portfolio manager’s management of the Funds. Each portfolio manager’s compensation consists of a fixed annual base salary, 401(k) plan and a share of the firm’s profits, payment of which may in some cases be deferred, at the portfolio manager’s election, pursuant to a deferred compensation plan in which each portfolio manager may participate.
          Other Accounts Managed
          The following summarizes information regarding each of the accounts, excluding portfolios of the Funds that were managed by portfolio managers. Except as noted below, the information is as of June 30, 2010, and includes amounts managed by a team, committee, or other group that includes the portfolio manager.

	Other Pooled Investment				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
William B. Bannick	1	$27.4	134	$3,282	1	$27.3
Robert L. Fitzpatrick	1	$27.4	134	$3,282	1	$27.3
Michael J. Skillman	1	$27.4	134	$3,282	1	$27.3
Accounts and Assets for Which Advisory Fee is Based on Performance

	Other Pooled Investment				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
William B. Bannick	0	0	1	$15.2	0	0
Robert L. Fitzpatrick	0	0	1	$15.2	0	0
Michael J. Skillman	0	0	1	$15.2	0	0
          Conflicts of Interest
          Cadence’s Portfolio Managers perform investment management services for various mutual funds and other accounts besides the Allianz CCM Funds. Some of these clients’ portfolios are managed using the same investment strategies and objectives which the Portfolio Managers use to manage the Funds, while other portfolios are managed by the Portfolio Managers using different investment strategies and objectives. Generally, all client portfolios that are managed using a similar investment strategy and objective are managed as a group (each, a “Product Group”) such that portfolio holdings, relative position sizes and industry and sector exposures tend to be similar among each client portfolio in the Product Group. This minimizes, but does not eliminate the potential for conflicts of interest. For example, one Product Group may be selling a security, while another Product

Group may be purchasing or holding the same security. As a result, transactions executed for the Product Group that is selling the security may adversely affect the value of any Product Group which is purchasing or holding the same security.
          Other conflicts of interest may arise from the management of multiple accounts and the Funds. For example, Cadence may receive more compensation with respect to certain Product Groups than that received with respect to other Product Groups or the Funds or may receive compensation based in part on the performance of accounts in a certain Product Group. In such cases, the Portfolio Managers may be viewed as having an incentive to enhance the performance of such Product Group, to the possible detriment of other Product Groups for which Cadence may not receive greater compensation or performance-based fees. In addition, the Portfolio Managers must allocate time and effort to multiple accounts and the Funds.
          Each Portfolio Manager’s management of personal accounts also may present certain conflicts of interest. The Portfolio Managers may have personal investments in the Funds managed by such Portfolio Managers. In addition, the Funds managed by the Portfolio Managers may be investment options in Cadence’s employee benefit plans. While Cadence has adopted a code of ethics that is designed to address these potential conflicts, there is no guarantee that it will do so.
          Securities Ownership
          The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Fund(s) the portfolio manager manages. Except as noted below, the information is as of June 30, 2010.

Dollar Range of Equity Securities
CCM Capital Appreciation
William B. Bannick	$500,001 – $1,000,000
Robert L. Fitzpatrick	$50,001 – $100,000
Michael J. Skillman	None
CCM Emerging Companies
William B. Bannick	$10,001 – $50,000
Robert L. Fitzpatrick	$50,001 – $100,000
Michael J. Skillman	$1 – $10,000
CCM Focused Growth
William B. Bannick	None
Robert L. Fitzpatrick	$50,001 – $100,000
Michael J. Skillman	$100,001 – $500,000
CCM Mid-Cap
William B. Bannick	$10,001 – $50,000
Robert L. Fitzpatrick	$50,001 – $100,000
Michael J. Skillman	None
NFJ
          Compensation
          NFJ’s compensation plan is designed specifically to be aligned with the interests of its clients. NFJ aims to provide rewards for exceptional investment performance and build an enduring firm with a long-term culture of shared success. To that end, in addition to competitive base salaries, NFJ offers both short- and long-term incentive plans.
          Compensation and Account Performance. The short-term incentive pools for the NFJ investment team are annual discretionary bonuses directly related to the revenue of the investment business and the performance of the investment strategies relative to their individual benchmarks over a five-year period. The percentage allocated to the investment team increases based on the number of strategies outperforming. The pool is then subjectively allocated to team members based on individual contributions. This revenue sharing arrangement directly aligns compensation with investment performance.
          Long-Term Incentive Plan. A Long-Term Incentive Plan provides rewards to certain key staff and executives of NFJ and the other Allianz Global Investors companies to promote long-term growth and profitability. The plan is based on the operating earnings growth of both AGIC (of which NFJ is a part) and Allianz Global Investors companies and has a three-year vesting schedule.
          Ownership Interest. Key employees of AGIC are provided with an interest that shares in the future growth and profitability of AGIC. Each unit is designed to deliver an annual distribution and value based on the growth in profits. The plan has a five-year vesting schedule.

          The long-term components of our compensation structure are designed to link successful investment performance and longer-term company performance with participant pay, further motivating key employees to continue making important contributions to the success of our business.
          Overall, we believe that competitive compensation is essential to retaining top industry talent. With that in mind, we continually reevaluate our compensation policies against industry benchmarks. Our goal is to offer portfolio managers and analysts compensation and benefits in the top quartile for comparable experience, as measured by industry benchmarks surveyed by independent firms including McLagan Partners.
          Other Accounts Managed
          The following summarizes information regarding each of the accounts, excluding portfolios of the Funds that were managed by portfolio managers, including amounts managed by a team, committee, or other group that includes the portfolio manager. The advisory fee charged for managing each of these accounts is not based on performance. Except as noted below, the information is as of June 30, 2010.

	Other Pooled Investment				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Benno J. Fischer	4	144	46	9,135	20	11,720
Paul A. Magnuson	3	142	43	9,022	18	11,601
R. Burns McKinney	2	67	36	7,903	15	10,912
Thomas W. Oliver	2	67	40	8,828	15	9,857
Morley D. Campbell	2	77	5	143	6	7,603
L. Baxter Hines	2	67	33	7,660	8	9,640
          Accounts and Assets for Which Advisory Fee is Based on Performance
          NFJ does not currently manage any accounts or assets for which the advisory fee is based on performance.
          Potential Conflicts of Interest
          Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which NFJ believes are faced by investment professionals at most major financial firms. NFJ, the Adviser and the Trustees have adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:
•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•	The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.
          A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the NFJ’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.
          Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security. There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.
          A Fund’s portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
          A Fund’s portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund and NFJ’s other clients, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages. See “Brokerage and Research Services”.
          A Fund’s portfolio managers may also face other potential conflicts of interest in managing a Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, a Fund’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Front-running could also exist if a portfolio manager transacted in his own account prior to placing an order for a Fund or other clients. NFJ’s investment personnel, including each Fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to a code of ethics adopted by NFJ, which contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.
          As part of NFJ’s Compliance Program, NFJ has established a Compliance Committee with a Risk Sub-Committee, a Best Execution Committee, a Proxy Voting Committee, a Pricing Committee and a Performance Committee to help develop policies and procedures that help NFJ avoid, mitigate, monitor and oversee areas that could present potential conflicts of interest.
          Securities Ownership
          The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Fund(s) the portfolio manager manages. Except as noted below, the information is as of June 30, 2010.

NFJ All-Cap Value
Benno J. Fischer	$10,001 – $50,000
Thomas W. Oliver	$10,001 – $50,000
NFJ Dividend Value
Benno J. Fischer	$100,001 – $500,000
L. Baxter Hines	$10,001 – $50,000
Paul A. Magnuson	$100,001 – $500,000
R. Burns McKinney	$100,001 – $500,000
Thomas W. Oliver	$50,001 – $100,00
NFJ International Value
Benno J. Fischer	$100,001 – $500,000
L. Baxter Hines	$10,001 – $50,000
Paul A. Magnuson	$100,001 – $500,000
R. Burns McKinney	$100,001 – $500,000
Thomas W. Oliver	$100,001 – $500,000
NFJ Large-Cap Value
Thomas W. Oliver	$50,001 – $100,000
Paul A. Magnuson	$100,001 – $500,000
Benno J. Fischer	$10,001 – $50,000

NFJ Mid-Cap Value
Benno J. Fischer	$10,001 – $50,000
Thomas W. Oliver	$50,001 – $100,000
NFJ Renaissance
Paul A. Magnuson	$100,001 – $500,000
Benno J. Fischer*	$10,001 – $50,000
Morley D. Campbell	None
NFJ Small-Cap Value
Paul A. Magnuson	$100,001 – 500,000
Morley D. Campbell	$10,001 – 50,000
Benno J. Fischer	$50,001 – 100,000
RCM
          Compensation
          RCM goes to great lengths to ensure that its compensation packages are competitive. RCM’s compensation strategy begins with participation in annual industry compensation reviews to benchmark “best in class” compensation amounts at every level in the firm. RCM is a member of the McLagan Partners, Inc. Roundtable, and we benchmark each position’s compensation package against the most competitive standards in compensation for companies in each region and in the investment management community. RCM’s compensation strategy involves global standards that are applied similarly across the broader “RCM Organization.” The global RCM Organization is a global investment advisory organization consisting of separate affiliated firms, which operates under the name RCM. In the case of certain regional experts located in other RCM Organization offices worldwide who are “associated persons” of RCM and who serve as portfolio managers for RCM Funds, this compensation strategy is applied independently by each RCM Organization company that employs such a portfolio manager. In such cases, RCM compensates the employing company through an affiliated transfer pricing arrangement that takes into account the value placed by RCM on the shared service of the portfolio manager.
          RCM maintains a compensation system that is designed to reward excellence, retain talent and align the individual interests of our staff with the investment results generated on behalf of our clients. The primary components of this system are base compensation, incentive bonus, and long term incentive units (LTIP). We strive to provide our staff with competitive salaries and incentive compensation that is driven by peer data and investment performance. In addition, our key staff will benefit by the overall success of our business in both the short term (incentive bonus) and the long term (LTIP), ensuring that monetary reward is competitive and reflective of the investment results received by our clients.
          RCM compensates its portfolio managers using one of two compensation programs. The first program consists of a base salary, a variable bonus opportunity, and a benefits package (the “Bonus Program”). The other program consists of profit sharing relating to the profits generated by the mutual fund managed by a particular portfolio manager (the “Profit Program”).
          Bonus Program
          Base salary. Each portfolio manager is paid a fixed base salary set at a competitive level, taking into consideration the portfolio manager’s experience and responsibilities, as determined by RCM.
          Annual bonus and profit sharing opportunity. Each portfolio manager’s compensation is directly affected by the performance of the individual portfolios he or she managers, including each Fund, as well as the performance of the individual’s portfolio management team and the overall success of the firm. A target bonus amount is established at the beginning of the year based on peer data. The target bonus is subject to an increase or decrease at year-end based on firm profitability and individual performance. The individual performance criterion is derived from a calculation using both quantitative and qualitative factors. Approximately 70% of the individual’s performance rating is quantitative, based on the pre-tax investment performance of the accounts managed by both the team and the individual, with 50% of the performance rating measured relative to the relevant RCM Fund’s benchmark and 50% of the rating measured relative to the performance of an appropriate peer group (either the relevant RCM Fund’s Lipper or institutional peer group). Performance is calculated over a three year trailing period. The remaining 30% of the bonus is based on a qualitative review of the individual’s performance (with 10% from peer reviews and 20% from the appraisal by the individual’s manager).

          Profit Program
          In the Profit Program portfolio managers share in the profits generated by the mutual funds they manage. In this program, portfolio managers receive compensation based on the revenues produced by a mutual fund less designated expenses incurred by RCM to manage the fund.
          Other Accounts Managed
          The following summarizes information regarding each of the accounts, excluding portfolios of the Funds, that were managed by portfolio managers as of June 30, 2010, including amounts managed by a team, committee, or other group that includes the portfolio manager.

	Other Pooled Investment				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Raphael L. Edelman	1	40.7	32	1,087	0	0
Peter A. Goetz	2	163	22	536	1	114
Louise M. Laufersweiler	2	17	11	242	0	0
Timothy McCarthy	2	17	6	239	0	0
Andrew Neville	7	414.3	10	1,573.6	0	0
Dennis Lai	2	708	1	28	0	0
Steven Klopukh	2	17	7	241	0	0
Ara Jelalian	0	0	11	16.2	0	0
Huachen Chen	4	224	16	466	5	1,075
Walter C. Price	6	232	10	458	6	1,085
Michael Dauchot	1	55	6	1.5	0	0
Ken Tsuboi	1	55	7	2.5	0	0
Paul A. Wagner	1	55	2	.25	0	0
Paul D. Strand	0	0	6	4.2	0	0
Todd G. Hawthorne	0	0	6	4	0	0
Scott T. Migliori	0	0	9	4,944	0	0
Dan Hunt	1	55	3	.25	0	0
Joanne L. Howard	1	62	33	213.8	0	0
Edward S. Painvin	1	17.8	10	442	0	0
Accounts and Assets for Which Advisory Fee is Based on Performance

	Other Pooled Investment				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Raphael L. Edelman	0	0	0	0	0	0
Peter A. Goetz	0	0	0	0	0	0
Louise M. Laufersweiler	0	0	0	0	0	0
Timothy McCarthy	0	0	0	0	0	0
Andrew Neville	0	0	1	211.7	0	0
Dennis Lai	0	0	0	0	0	0
Steven Klopukh	0	0	0	0	0	0
Ara Jelalian	0	0	0	0	0	0
Huachen Chen	1	102	0	0	0	0
Walter C. Price	3	110	0	0	0	0
Michael Dauchot	0	0	0	0	0	0
Ken Tsuboi	0	0	0	0	0	0
Paul A. Wagner	0	0	0	0	0	0
Paul D. Strand	0	0	0	0	0	0
Todd G. Hawthorne	0	0	0	0	0	0
Scott T. Migliori	0	0	2	1,016	0	0
Dan Hunt	0	0	0	0	0	0

	Other Pooled Investment				Other Registered
	Vehicles		Other Accounts		Investment Companies
Portfolio Manager	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Joanne L. Howard	0	0	0	0	0	0
Edward S. Painvin	0	0	0	0	0	0
          Potential Conflicts of Interest
          Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which RCM believes are faced by investment professionals at most major financial firms. RCM, the Adviser and the Trustees have adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:
•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•	The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.
          A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the RCM’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.
          “Cross trades,” in which one RCM account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. RCM, the Adviser and the Board of Trustees have adopted compliance procedures that provide that any transaction between the Funds and another Adviser-advised account are to be made at an independent current market price, as required by law.
          Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.
          A Fund’s portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
          A Fund’s portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund and RCM’s other clients, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages. See “Brokerage and Research Services.”
          A Fund’s portfolio managers may also face other potential conflicts of interest in managing a Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, a Fund’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. RCM’s investment personnel, including each Fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to codes of ethics adopted by RCM, which contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.
          In order to reinforce the mechanisms described above across its broader organization worldwide, the global RCM Organization has integrated global compliance standards in the compliance programs administered by all of its offices.
          Pallas Investment Partners, L.P. (“Pallas”) and Related Entities. Pallas is an investment adviser registered with the SEC. Pallas is owned by Walter Price. Mr. Price is dually employed by Pallas and by RCM.
          Pallas serves as investment manager to two unregistered investment companies (the “Pallas Hedge Funds”) – Pallas Global Technology Hedge Fund, L.P. and Pallas Investments II, L.P., each a Delaware limited partnership. The general partner of Pallas Investments II, L.P. and Pallas Global Technology Hedge Fund, L.P. is Pallas Investments, LLC, a Delaware limited liability company (the “General Partner”). Mr. Price owns a majority of the interests in the General Partner. RCM has the right to a minority percentage of the profits of Pallas that are derived from the Pallas Hedge Funds. RCM has a minority ownership interest in the General Partner.
          Each of the Pallas Hedge Funds pays a management fee and an incentive fee (based on a percentage of profits) to either Pallas or the General Partner. The management fee is 1.25% for Pallas Investments II, L.P. and 1.50% for Pallas Global Technology Hedge Fund, L.P.
          Mr. Price acts as portfolio manager for certain RCM client accounts including, among others, the Allianz RCM Technology Fund.
          RCM and Pallas share common employees, facilities, and systems. Pallas may act as investment adviser to one or more of RCM’s affiliates, and may serve as sub-adviser for accounts or clients for which RCM or one of its affiliates serves as investment manager or investment adviser. RCM also may provide other services, including but not limited to investment advisory services or administrative services, to Pallas.
          RCM, Pallas, and the Allianz Advisory Affiliates all engage in proprietary research and all acquire investment information and research services from broker-dealers. RCM and the Allianz Advisory Affiliates share such research and investment information.
          In addition, trades entered into by Pallas on behalf of Pallas’ clients are executed through RCM’s equity trading desk, and trades by Pallas on behalf of Pallas’ clients (including the Pallas Hedge Funds) are aggregated with trades by RCM on behalf of RCM’s clients. All trades on behalf of Pallas’ clients that are executed through RCM’s equity trading desk will be executed pursuant to procedures designed to ensure that all clients of both RCM and Pallas (including the Pallas Hedge Funds) are treated fairly and equitably over time.
          The General Partner and/or Pallas receive a participation in the profits of the Pallas Hedge Funds. Mr. Price also invested personally in one or more of the Pallas Hedge Funds. As a result, Mr. Price has a conflict of interest with respect to the management of the Pallas Hedge Funds and the other accounts that he manages, including the Allianz RCM Technology Fund, and he may have an incentive to favor the Pallas Hedge Funds over other accounts that he manages. RCM has adopted procedures reasonably designed to ensure that Mr. Price meets his fiduciary obligations to all clients for whom he acts as portfolio manager and treats all such clients fairly and equitably over time.
          Securities Ownership
          The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Fund(s) the portfolio manager manages, as of June 30, 2010.

Dollar Range of Equity Securities
RCM Disciplined International Equity
Ara Jelalian	$500,001 – $1,000,000
RCM Global Resources
Paul D. Strand	$100,001 – $500,000
RCM Global Small-Cap
Louise M. Laufersweiler	$1 – $10,000
Timothy McCarthy	$1 – $10,000
Andrew Neville	None
Dennis Lai	None
RCM Large-Cap Growth
Raphael L. Edelman	$500,001 – $1,000,000
Peter A. Goetz	$10,001 – $50,000
Scott T. Migliori	$10,001 – $50,000
Joanne L. Howard	$100,001 – $500,000
Edward S. Painvin	$10,001 – $50,000
RCM Mid-Cap
Louise M. Laufersweiler	$100,001 – $500,000
Steven Klopukh	$100,001 – $500,000
RCM Strategic Growth
Raphael L. Edelman	$1 – $10,000
Todd G. Hawthorne	$50,001 – $100,000
RCM Technology
Walter C. Price	Over $1 million
Huachen Chen	$500,001 – $1,000,000
RCM Wellness
Ken Tsuboi	$100,001 – $500,000
Michael Dauchot	$10,001 – $50,000
Dan Hunt	$10,001 – $50,000
Paul A. Wagner	$10,001 – $50,000
Fund Administrator
          In addition to its services as Adviser, Allianz Global Fund Management serves as administrator (and is referred to in this capacity as the “Administrator”) to the Funds pursuant to an administration agreement (the “Administration Agreement”) with the Trust. The Administrator provides or procures administrative services to the Funds, which include clerical help and accounting, bookkeeping, internal audit services and certain other services they require, and preparation of reports to the Trust’s shareholders and regulatory filings. Allianz Global Fund Management has, at its own expense, retained State Street Bank & Trust Company to perform certain administrative services and may retain affiliates to provide other administrative services. In addition, the Administrator arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Funds and is responsible for the costs of registration of the Trust’s shares and the printing of prospectuses and shareholder reports for current shareholders. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear these expenses, at the annual rates for each Fund (each expressed as a percentage of the Fund’s average daily net assets attributable to the indicated class or classes of shares on an annual basis) in the table below.

Administrative Fee Rate

	Institutional and		Class A, Class B, Class C,
Fund	Administrative Classes(1)		Class D, and Class R(1)(2)	Class P(1)
CCM Capital Appreciation	0.30	%(3)	0.40%	0.40%
CCM Emerging Companies	0.30	%(3)	N/A	N/A
CCM Focused Growth	0.30%		0.40%	0.40%
CCM Mid-Cap	0.30	%(3)	0.40%	0.40%
AGIC Emerging Markets Opportunities	0.40%		0.50%	0.50%
AGIC Global	0.35%		0.45%	0.45%
AGIC Systematic Growth	0.30%		0.40%	0.40%
AGIC Income & Growth	0.30%		0.40%	0.40%
AGIC International	0.40%		0.50%	0.50%
AGIC Mid-Cap Growth	0.30%		0.40%	0.40%
AGIC Pacific Rim	0.40%		0.50%	0.50%
NFJ All-Cap Value	0.30%		0.40%	0.40%
NFJ Dividend Value	0.30%		0.40%	0.40%
NFJ International Value	0.40%		0.50%	0.50%
NFJ Large-Cap Value	0.30%		0.40%	0.40%
NFJ Mid-Cap Value	0.30%		0.40%	0.40%
NFJ Renaissance	0.30%		0.40%	N/A
NFJ Small-Cap Value	0.30	%(3)	0.40%	0.40%
AGIC Growth	0.30%		0.40%	0.40%
AGIC Opportunity	0.30%		0.40%	0.40%
AGIC Target	0.30%		0.40%	0.40%
RCM Disciplined International Equity	0.40%		0.50%	N/A
RCM Global Resources	0.35%		0.45%	0.45%
RCM Global Small-Cap	0.35%		0.45%	0.45%
RCM Large-Cap Growth	0.30%		0.40%	0.40%
RCM Mid-Cap	0.30%		0.40%	N/A
RCM Strategic Growth	0.30%		0.40%	0.40%
RCM Technology	0.30%		0.40%	0.40%
RCM Wellness	N/A		0.40%	N/A

(1)	The total Administrative Fee rate for each class of shares of the Allianz AGIC Emerging Markets Opportunities, Allianz AGIC International, Allianz AGIC Pacific Rim, Allianz NFJ International Value and Allianz RCM Disciplined International Equity Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $250 million, by an additional 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class. The total Administrative Fee rate for each class of shares of the Allianz AGIC Global, Allianz RCM Global Resources and Allianz RCM Global Small-Cap Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class. The total Administrative Fee rate for each class of shares of all other Allianz Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

(2)	The Administration Agreement includes a plan adopted in conformity with Rule 12b-1 which provides for the payment of up to an additional 0.25% for Class D shares as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. Therefore, the administrative fee rate for Class D shares of each Fund is 0.25% greater than the fee set forth above.

(3)	For the Allianz CCM Capital Appreciation, Allianz CCM Emerging Companies, Allianz CCM Mid-Cap and Allianz NFJ Small-Cap Value Funds, the Administrator has voluntarily agreed to observe, through October 31, 2010, an irrevocable waiver of a portion of its administrative fees paid by Institutional and Administrative Class shares in the amount of 0.05% of the Fund’s average daily net assets attributable to the particular share class.
          Except for the expenses paid by the Administrator, the Trust bears all costs of its operations. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of Allianz Global Fund Management, Pacific Investment Management, or their subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction and investment-related expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of Allianz Global Fund Management, Allianz, any Sub-Adviser, or the Trust, and any counsel retained exclusively for their benefit (“disinterested Trustees’ expenses”); (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses which are capitalized in accordance with generally accepted accounting principals; and (viii) any expenses allocated or allocable to a specific class of shares (“Class-specific expenses”).
          Class-specific expenses include distribution and/or service fees payable with respect to the Class A, Class B, Class C, Class D, Class R or Administrative Class shares and administrative fees as described above, and may include certain other expenses as permitted by the Trust’s Amended and Restated Multi-Class Plan (the “Multi-Class Plan”) adopted pursuant to Rule 18f-3 under the 1940 Act, which is subject to review and approval by the Trustees. It is not presently anticipated that any expenses other than distribution and/or service fees and administrative fees will be allocated on a class-specific basis.
          The Administration Agreement may be terminated by the Trust at any time by vote of (1) a majority of the Trustees, (2) a majority of the outstanding voting securities of the Trust, or (3) with respect to the AGIC Growth, AGIC Opportunity and AGIC Target Funds, by a majority of the Trustees who are not interested persons of the Trust or Allianz Global Fund Management, on 60 days’ written notice to Allianz Global Fund Management.
          Under the Administration Agreement, the Administrator or an affiliate may pay financial service firms a portion of the Class D administration fees in return for the firms’ services (normally not to exceed an annual rate of 0.35% of a Fund’s average daily net assets attributable to Class D shares purchased through such firms). The Administration Agreement includes a plan specific to Class D shares which has been adopted in conformity with the requirements set forth under Rule 12b-1 of the 1940 Act to allow for payment of up to 0.25% per annum of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. See “Distribution of Trust Shares—Plan for Class D Shares.”
          For the fiscal years ended June 30, 2010, June 30, 2009 and June 30, 2008, the aggregate amount of the administration fees paid by the Funds was as follows (those Funds that had not yet commenced operations during the periods shown are not included):

	Year Ended	Year Ended	Year Ended
Fund	6/30/10	6/30/09	6/30/08
AGI Multi-Style Fund	[•]	$634,661	$1,212,880

Allianz Global Investors Value(1)	[•]	1,161,752	5,131,060

CCM Capital Appreciation Fund	[•]	2,922,210	4,595,486

CCM Emerging Companies Fund	[•]	335,941	851,730

CCM Focused Growth Fund	[•]	265,118	226,557

CCM Mid-Cap Fund(1)	[•]	2,639,475	3,934,392

AGIC Emerging Markets Opportunities Fund	[•]	491,073	1,028,745

AGIC Global Fund	[•]	156,778	273,692

AGIC Systematic Growth Fund	[•]	103,450	110,484

AGIC Income & Growth Fund	[•]	63,150	57,990

AGIC International Fund	[•]	1,095,162	3,290,122

AGIC Mid-Cap Growth Fund	[•]	21,023	51,403

AGIC Pacific Rim Fund	[•]	1,159,988	2,498,685

NFJ All-Cap Value Fund	[•]	73,899	144,832

NFJ Dividend Value Fund(1)	[•]	18,389,412	24,551,108

NFJ International Value Fund	[•]	5,961,750	5,621,926

NFJ Large-Cap Value Fund(1)	[•]	3,092,626	3,291,482

NFJ Mid-Cap Value Fund	[•]	33,319	48,327

NFJ Renaissance Fund(1)	[•]	3,382,162	6,746,318

NFJ Small-Cap Value Fund	[•]	12,925,649	13,424,834

OCC Core Equity Fund(1)	[•]	N/A	16,703

OCC Equity Premium Strategy Fund(1)	[•]	85,637	230,533

AGIC Growth Fund	[•]	1,647,594	2,289,890

OCC International Equity Fund(1)	[•]	3,983	21,430

	Year Ended	Year Ended	Year Ended
Fund	6/30/10	6/30/09	6/30/08
AGIC Opportunity Fund	[•]	618,843	924,308

OCC Small-Cap Value Fund(1)	[•]	2,283	2,217

AGIC Target Fund	[•]	1,329,504	2,475,824

RCM Biotechnology Fund(1)	[•]	131,814	408,914

RCM Disciplined International Equity Fund(1)	[•]	282,352	530,538

RCM Global Resources Fund	[•]	152,299	201,334

RCM Global Small-Cap Fund	[•]	455,570	1,292,222

RCM Large-Cap Growth Fund	[•]	951,729	1,477,861

RCM Mid-Cap Fund	[•]	134,319	219,196

RCM Small-Cap Growth Fund(1)	[•]	10,959	21,178

RCM Strategic Growth Fund	[•]	14,908	52,745

RCM Technology Fund	[•]	3,409,674	11,406,505

RCM Wellness Fund	[•]	474,135	385,255

TOTAL	[•]	$64,614,199	$92,998,867

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.
          The Distributor, the Administrator and their affiliates make payments to selected financial intermediaries (such as brokers or third party administrators) for providing sub-transfer agency and other administrative services to shareholders holding Fund shares in nominee or street name, including, without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. These payments are made to financial intermediaries selected by the Distributor, the Administrator and/or their affiliates. The actual services provided, and the payments made for such services, vary from firm to firm, and any such variations do not alter the amount of Administrative fees paid by the Funds to the Administrator. For these services, the Distributor, the Administrator and their affiliates pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account, and in some cases up to $12 per account, for networking fees for NSCC-cleared accounts and from $13 to $19 per account for services to omnibus accounts, or (ii) an annual fee at a rate of up to 0.25%, and in some cases to 0.35%, of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, the Administrator and their affiliates and may be in addition to any (i) distribution and /or servicing (12b-1) fees and (ii) revenue sharing or “shelf space” fees described elsewhere herein paid to such financial intermediaries. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. If no such payments are made with respect to certain shares (e.g., because they are held directly at the transfer agent without a financial intermediary), there is no corresponding reduction in the amount of administrative fees paid to the Administrator. The Distributor and the Administrator do not audit the financial intermediaries to determine whether such intermediaries are providing the services for which they are receiving such payments.
          Class P shares of the Funds may be offered through certain brokers and other financial intermediaries (“service agents”) that have established a shareholder servicing relationship with respect to the Trust on behalf of their customers, including sponsors of certain asset allocation, wrap fee and other similar programs. The Administrator currently estimates that it and/or its affiliates will pay up to an additional 0.10% per annum (on top of amounts described in the preceding paragraph) of the value of assets in the relevant accounts out of the Class P administrative fees paid under the Administration Agreement to service agents for providing administrative, sub-transfer agency, sub-accounting and other shareholder services to Class P shareholders of the Funds. Such administrative services may include, but are not limited to, the following functions: receiving, aggregating and processing purchase, redemption and exchange orders at the service agent level; providing and maintaining elective services with respect to Class P shares such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for holders of Class P shares; maintaining account records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; collecting and posting distributions to shareholder accounts; capturing and processing tax data; processing and mailing trade confirmations, monthly statements, prospectuses, shareholder reports and other SEC-required communications; and performing similar account administrative services. These payments are made to service agents selected by the Administrator and/or its affiliates. The actual services provided, and the payments made for such services, vary from firm to firm.
          The above-described amounts paid to service agents would be in addition to amounts paid to the Trust’s transfer agent or other service providers. Service agents may impose additional or different conditions than the Trust on the purchases, redemptions or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, redemptions or exchanges of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. In addition, the Distributor, the Administrator and their affiliates may also make payments out of their own resources, at no cost to the Fund, to financial intermediaries for services which may be deemed to be primarily intended to result in the sale of Class P shares of the Fund.
DISTRIBUTION OF TRUST SHARES
Distributor and Multi-Class Plan
          Allianz Global Investors Distributors LLC (the “Distributor”) serves as the principal underwriter of each class of the Trust’s shares pursuant to a distribution contract (the “Distribution Contract”) with the Trust. The Distributor is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. The Distributor, located at 1345 Avenue of the Americas, New York, NY 10105, is a broker-dealer registered with the Securities and Exchange Commission. The Distribution Contract is terminable with respect to a Fund or class of shares without penalty, at any time, by the Fund or class by not more than 60 days’ nor less than 30 days’ written notice to the Distributor, or by the Distributor upon not more than 60 days’ nor less than 30 days’ written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares and does not receive any compensation other than what is described below for executing securities transactions.
          The Distribution Contract will continue in effect with respect to each Fund, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees or by the majority of the outstanding shares of the Fund or class, and (ii) by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect interest financial interest in the Distribution Contract or the Distribution and/or Servicing Plans described below, by vote cast in person at a meeting called for the purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Funds or classes, it may continue in effect with respect to any Fund or class as to which it has not been terminated (or has been renewed).
          The Trust currently offers up to eight classes of shares of each of the Funds: Class A, Class B, Class C, Class D, Class R, Class P, Institutional Class and Administrative Class shares. Effective November 1, 2009, Class B shares of the Funds are no longer available for purchase except through exchanges and dividend reinvestments, as discussed in the Retail Prospectus. Disclosure throughout the Statement of Additional Information regarding the “purchase” of Class B shares only relates to such exchanges and dividend reinvestments.
          Class A, Class B and Class C shares of the Trust are offered through financial institutions that have dealer agreements with the Distributor, or that have agreed to act as introducing brokers for the Distributor (“introducing brokers”).
          Class D shares are generally offered to clients of financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Trust’s Funds in particular investment products, programs or accounts for which a fee may be charged.
          Class P shares are offered primarily through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other intermediaries, and the Administrator and/or its affiliates pays service fees to these entities for services they provide to Class P shareholders. Class P shares may also be offered for direct investment by other investors such as pension and profit sharing plans, employee benefit trusts and plan alliances, endowments, foundations, corporations and high net worth individuals.
          Class R shares are eligible for investment only by certain “Class R Eligible Plans,” as defined in “Additional Information About Purchases, Exchanges and Redemptions of Class A, Class B, Class C and Class R Shares” below.
          Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations, and high net worth individuals (Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customers’ investments in the Funds).
          Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.
          Under the Trust’s Multi-Class Plan, shares of each class of each Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, dividend, liquidation, and other rights preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements; and (c) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.
          Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees’ discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust’s assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. For instance, the various classes pay different fees under the Administration Agreement based on the different levels of administrative services provided to each Class. See “Fund Administrator.” All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. Each class may have a differing sales charge structure, and differing exchange and conversion features.

Contingent Deferred Sales Charge and Initial Sales Charge
          As described in the Retail Prospectus under the caption “Classes of Shares—Class A, B, C and R Shares,” a contingent deferred sales charge is imposed upon certain redemptions of Class A, Class B and Class C shares. No contingent deferred sales charge is currently imposed upon redemptions of Class D, Class R, Class P, Institutional Class or Administrative Class shares. Because contingent deferred sales charges are calculated on a series-by-series basis, shareholders should consider whether to exchange shares of one Fund for shares of another Fund, or shares of a series of Allianz Funds Multi-Strategy Trust, PIMCO Equity Series or PIMCO Funds prior to redeeming an investment if such an exchange would reduce the contingent deferred sales charge applicable to such redemption.
          During the fiscal years ended June 30, 2010, June 30, 2009 and June 30, 2008, the Distributor received the following aggregate amounts in contingent deferred sales charges on Class A shares, Class B shares and Class C shares of the Funds:

	Year Ended	Year Ended	Year Ended
Class	6/30/10	6/30/09	6/30/08
Class A	[•]	$255,648	$321,781

Class B	[•]	1,520,406	3,160,063

Class C	[•]	700,919	839,781
          As described in the Retail Prospectus under the caption “Classes of Shares—Class A, B, C and R Shares,” Class A shares of the Trust are sold pursuant to an initial sales charge, which declines as the amount of the purchase reaches certain defined levels. For the fiscal years ended June 30, 2010, June 30, 2009 and June 30, 2008, the Distributor received an aggregate of $[ ], $3,938,403 and $26,393,421, respectively, and retained an aggregate of $[ ], $571,921 and $1,193,649, respectively, in initial sales charges paid by Class A shareholders of the Trust.
Distribution and Servicing Plans for Class A, Class B, Class C and Class R Shares
          As stated in the Retail Prospectus under the caption “Classes of Shares—Class A, B, C and R Shares—Distribution and Servicing (12b-1) Plans” and “How to Buy and Sell Shares,” Class A, Class B, Class C and Class R shares of the Trust are continuously offered through participating brokers that are members of the Financial Industry Regulatory Authority Inc. (“FINRA” which was formerly NASD) and which have dealer agreements with the Distributor, or that have agreed to act as introducing brokers.
          Pursuant to separate Distribution and Servicing Plans for Class A, Class B, Class C and Class R shares (the “Retail Plans”), the Distributor receives (i) in connection with the distribution of Class B, Class C and Class R shares of the Trust, certain distribution fees from the Trust, and (ii) in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders of the Trust and the maintenance of shareholder accounts, certain servicing fees from the Trust. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees may be paid with respect to services rendered and expenses borne in the past with respect to Class A, Class B, Class C and Class R shares as to which no distribution and servicing fees were paid on account of such limitations.
          The Distributor makes distribution and servicing payments to participating brokers and servicing payments to certain banks and other financial intermediaries (including certain benefit plans, their service providers and their sponsors) in connection with the sale of Class B, Class C and Class R shares and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A shares. In the case of Class A shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor, except in cases where Class A shares are sold without a front-end sales charge (although the Distributor may pay brokers additional compensation in connection with sales of Class A shares without a sales charge). In the case of Class B shares, participating brokers and other financial intermediaries are compensated by an advance of a sales commission by the Distributor. In the case of Class C shares, part or all of the first year’s distribution and servicing fee is generally paid at the time of sale. In the case of Class R shares, distribution and servicing fees are paid periodically on a trail-flow basis, either monthly or quarterly. Pursuant to the Distribution Agreement, with respect to each Fund’s Class A, Class B, Class C and Class R shares, the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than current shareholders.
Class A Servicing Fees
          As compensation for services rendered and expenses borne by the Distributor in connection with personal services rendered to Class A shareholders of the Trust and the maintenance of Class A shareholder accounts, the Trust pays the Distributor servicing fees up to the annual rate of 0.25% (calculated as a percentage of each Fund’s average daily net assets attributable to Class A shares).
Class B, Class C and Class R Distribution and Servicing Fees
          As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class B, Class C and Class R shares of the Trust, and in connection with personal services rendered to Class B, Class C and Class R shareholders of the Trust and the maintenance of Class B, Class C and Class R shareholder accounts (including in each case the accounts of plan participants where shares are held by a benefit plan or its financial service firm through an omnibus account), the Trust pays the Distributor servicing and distribution fees up to the annual rates set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to Class B, Class C and Class R shares, respectively):

	Servicing Fee	Distribution Fee
Class B and Class C	0.25%	0.75%
Class R	0.25%	0.25%
          The Retail Plans were adopted pursuant to Rule 12b-1 under the 1940 Act and are of the type known as “compensation” plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor and its predecessors in their periodic review of the Retail Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor’s expenses.
          The distribution fee applicable to Class B, Class C and Class R shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class B, Class C or Class R shares, respectively, including compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class B, Class C or Class R shares, printing of prospectuses and reports for other than existing Class B, Class C or Class R shareholders, advertising, and preparation, printing and distributions of sales literature. The servicing fee, which is applicable to Class A, Class B, Class C and Class R shares of the Trust, may be spent by the Distributor on personal services rendered to shareholders of the Trust and the maintenance of shareholder accounts, including compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of participating or introducing brokers, certain banks and other financial intermediaries (including certain benefit plans, their service providers and their sponsors who provide services to plan participants) who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in a Fund’s shares, who forward communications from the Trust to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders’ needs, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. Distribution and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.
          Many of the Distributor’s sales and servicing efforts involve the Trust as a whole, so that fees paid by Class A, Class B, Class C, Class R or Administrative Class shares of any Fund may indirectly support sales and servicing efforts relating to the other share classes of the same Fund or the other Funds’ shares of the same or different classes. In reporting its expenses to the

Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund’s shares, and allocates other expenses among the Funds based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Distributor may make payments to brokers (and with respect to servicing fees only, to certain banks and other financial intermediaries) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:

All Funds(1)	Servicing Fee	Distribution Fee
Class A	0.25%	N/A
Class B (2)	0.25%	None
Class C (3)	0.25%	0.75%
Class R	0.25%	0.25%

(1)	Applies, in part, to Class A, Class B and Class C shares of the Trust issued to former shareholders of PIMCO Advisors Funds in connection with the reorganizations/mergers of series of PIMCO Advisors Funds as/with Funds of the Trust in transactions which took place on January 17, 1997.

(2)	Payable only with respect to shares outstanding for one year or more.

(3)	Payable only with respect to shares outstanding for one year or more (or a shorter period if the Distributor has an agreement with the broker to that effect) so long as such shares remain outstanding.
          Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial advisor (collectively, “financial firms”) through which an investor purchases shares. With respect to Class B and Class C shares, the financial firms are also paid at the time of a purchase a commission equal to 4.00% and 1.00%, respectively, of an investment in such share classes. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including shares of the Trust) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks. Financial firms that receive distribution and/or servicing fees may in certain circumstances pay and/or reimburse all or a portion of those fees to their customers, although neither the Trust nor the Distributor are involved in establishing any such arrangements and may not be aware of their existence.
          In addition, the Distributor, Allianz Global Fund Management and their affiliates from time to time make additional payments such as cash bonuses or provide other incentives to selected participating brokers and other financial firms as compensation for the sale or servicing of the Funds, including, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, granting the Distributor access to the financial firms’ financial consultants (including through the firms’ intranet websites) in order to promote the Funds, promotions in communications with financial firms’ customers such as in the firms’ internet websites or in customer newsletters, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.
          A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, other funds sponsored by the Distributor, Allianz Global Fund Management and their affiliates together and/or a particular class of shares, during a specified period of time. The Distributor, Allianz Global Fund Management and/or their affiliates also make payments to certain financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor, Allianz Global Fund Management and their affiliates.

          The additional payments described above are made from the Distributor’s or Allianz Global Fund Management’s (or their affiliates’) own assets pursuant to agreements with brokers and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales. These payments are made to financial firms selected by the Distributor, Allianz Global Fund Management or their affiliates, generally to the financial firms that have sold significant amounts of shares of the Funds. The level of payments made to a financial firm in any given year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to the foregoing formulae, the Distributor, Allianz Global Fund Management and/or their affiliates may make payments of an agreed-upon amount that normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few relationships on different bases. Currently, the payments described above are generally not made with respect to Class R, Class P, Administrative Class or Institutional Class shares. In some cases, in addition to payments described above, the Distributor, Allianz Global Fund Management and their affiliates will make payments for special events such as a conference or seminar sponsored by one of such financial firms.
          If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.
          As of the date of this Statement of Additional Information, the Distributor and Allianz Global Fund Management anticipate that the firms that will receive the additional payments described above for distribution services and/or educational support include:
American Portfolios Financial Services Inc.
Ameriprise Financial Services, Inc.
Associated Securities Corp.
AXA Advisors, LLC
Banc of America Investment Services, Inc.
Banc One Securities Investment
CCO Investment Services
Chase Investment Services, Corp.
Citigroup Global Markets Inc.
Comerica Securities
Commonwealth Financial Network
Cuna Brokerage Services
E*TRADE Clearing LLC
First Allied Securities, Inc.
FSC Securities Corp.
ING Companies:
     ING Financial Partners, Inc.
     Financial Network Investment Corp.
     Multi-Financial Securities Corp.
     PrimeVest Financial Services, Inc.
Janney, Montgomery, Scott
Lincoln Financial Securities
Linsco/Private Ledger Corporation
McDonald Investments
Merrill Lynch, Pierce, Fenner & Smith Inc.
ML Stern & Co., LLC

Morgan Stanley & Co.
Mutual Service Corporation
NatCity Investments
National Planning Holdings, Inc.
     Invest Financial Corp.
     Investment Centers of America
     National Planning Corp.
     SII Investments Inc.
Northwestern Mutual Investment Services LLC
Oppenheimer & Co., Inc.
Piper Jaffray1
Questar Capital
Raymond James & Associates Inc.
Raymond James Financial Services, Inc.
RBC Capital Markets Corp.
Robert W. Baird
Royal Alliance Associates Inc.
SagePoint Financial, Inc. (f/k/a/ AIG Financial Advisors, Inc.)
Securities America, Inc.
Sterne Agee
Summit Brokerage Services Inc.
SunTrust Investment Services
UBS Financial Services, Inc.
United Planners’ Financial Services of America
US Bancorp Investments, Inc.
Waterstone Financial Group
Wells Fargo2
WM Financial Services Inc.

1 Subsequently acquired by UBS.
2 Includes arrangements with Wachovia Capital Markets, LLC (f/k/a Wachovia Securities, LLC), which was acquired by Wells Fargo.
          The Distributor expects that additional firms may be added to this list from time to time. Wholesale representatives of the Distributor, Allianz Global Fund Management and their affiliates visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.
          Although the Funds use financial firms that sell Fund shares to effect transactions for the Funds’ portfolio, the Funds, Allianz Global Fund Management and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing financial firms to make those transactions.
          If in any year the Distributor’s expenses incurred in connection with the distribution of Class B, Class C and Class R shares and, for Class A, Class B, Class C and Class R shares, in connection with the servicing of shareholders and the maintenance of shareholder accounts, exceed the distribution and/or servicing fees paid by the Trust, the Distributor would recover such excess only if the Retail Plan with respect to such class of shares continues to be in effect in some later year when such distribution and/or servicing fees exceed the Distributor’s expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Retail Plan terminates.
          Each Retail Plan may be terminated with respect to any Fund to which the Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract (“disinterested Retail Plan Trustees”), or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Any change in any Retail Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Retail Plan may be amended by vote of the Trustees, including a majority of the disinterested Retail Plan Trustees, cast in person at a meeting called for the purpose. As long as the Retail Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested Trustees.
          The Retail Plans will continue in effect with respect to each Fund, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the disinterested Retail Plan Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for the purpose of voting on such approval.
          If a Retail Plan is terminated (or not renewed) with respect to one or more Funds or classes thereof, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).
          The Trustees believe that the Retail Plans will provide benefits to the Trust. In this regard, the Trustees believe that the Retail Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Retail Plans or under alternative distribution schemes. Although the expenses of the Funds are essentially fixed, the Trustees believe that the effect of the Retail Plans on sales and/or redemptions may benefit the Trust by allowing the Funds to take advantage of “break points” in the Funds’ administrative fees and/or by affording greater flexibility to the Sub-Advisers. From time to time, expenses of the Distributor incurred in connection with the sale of Class B, Class C and Class R shares of the Trust, and in connection with the servicing of Class A, Class B, Class C and Class R shareholders and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class A, Class B, Class C and Class R shares.
Payments Pursuant to Class A Plans
          For the fiscal years ended June 30, 2010, June 30, 2009 and June 30, 2008, the Trust paid the Distributor an aggregate of $[ ], $16,606,080 and $23,997,849, respectively, pursuant to the Class A Retail Plan. Such payments were allocated among the operational Funds as follows (those Funds that had not yet commenced operations during the periods shown are not included):

	Year Ended	Year Ended	Year Ended
Fund	6/30/10	6/30/09	6/30/08
AGI Multi-Style Fund	[•]	$103,629	$170,701

Allianz Global Investors Value Fund(1)	[•]	261,409	1,152,244

CCM Capital Appreciation Fund	[•]	572,668	1,088,623

CCM Focused Growth Fund	[•]	13,890	11,726

CCM Mid-Cap Fund(1)	[•]	493,092	789,084

AGIC Emerging Markets Opportunities Fund(1)	[•]	73,787	130,545

AGIC Global Fund	[•]	26,109	38915

	Year Ended	Year Ended	Year Ended
Fund	6/30/10	6/30/09	6/30/08
AGIC Systematic Growth Fund	[•]	15,893	25,859

AGIC Income & Growth Fund	[•]	6,193	1,664

AGIC International Fund	[•]	166,153	666,340

AGIC Mid-Cap Growth Fund	[•]	268	125

AGIC Pacific Rim Fund	[•]	139,588	323,537

NFJ All-Cap Value Fund	[•]	16,480	26,082

NFJ Dividend Value Fund(1)	[•]	5,707,057	8,640,905

NFJ International Value Fund	[•]	1,440,516	1,403,229

NFJ Large-Cap Value Fund(1)	[•]	702,587	887,478

NFJ Mid-Cap Value Fund	[•]	11,633	16,187

NFJ Renaissance Fund(1)	[•]	913,941	1,589,901

NFJ Small-Cap Value Fund	[•]	4,055,435	4,345,031

OCC Core Equity Fund(1)	[•]	N/A	1,752

OCC Equity Premium Strategy Fund(1)	[•]	24,669	62,292

AGIC Growth Fund	[•]	433,080	365,104

AGIC Opportunity Fund	[•]	129,642	170,362

OCC Small-Cap Value Fund(1)	[•]	34	124

AGIC Target Fund	[•]	267,937	444,156

RCM Biotechnology Fund(1)	[•]	7,843	24,027

RCM Global Resources Fund	[•]	31,059	44,267

RCM Global Small-Cap Fund	[•]	78,207	218,413

RCM Disciplined International Equity Fund(1)	[•]	34,576	55,068

RCM Large-Cap Growth Fund	[•]	97,606	124,298

RCM Mid-Cap Fund	[•]	5,754	8,845

	Year Ended	Year Ended	Year Ended
Fund	6/30/10	6/30/09	6/30/08
RCM Strategic Growth Fund	[•]	4,258	4,032

RCM Technology Fund	[•]	742,082	1,139,528

RCM Wellness Fund	[•]	29,004	27,406

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.
          During the fiscal year ended June 30, 2010, the amounts collected pursuant to the Class A Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $[ ]; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses), $[ ]. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund, were as follows (those Funds that had not yet commenced operations during this period are not included):

Sales Material and
Fund	Compensation	Other Expenses	Total
AGI Multi-Style Fund	[•]	[•]	[•]

Allianz Global Investors Value Fund(1)	[•]	[•]	[•]

CCM Capital Appreciation Fund	[•]	[•]	[•]

CCM Mid-Cap Fund(1)	[•]	[•]	[•]

CCM Focused Growth Fund	[•]	[•]	[•]

AGIC Emerging Markets Opportunities Fund(1)	[•]	[•]	[•]

AGIC Global Fund	[•]	[•]	[•]

AGIC Systematic Growth Fund	[•]	[•]	[•]

AGIC Income & Growth Fund	[•]	[•]	[•]

AGIC International Fund	[•]	[•]	[•]

AGIC Mid-Cap Growth Fund	[•]	[•]	[•]

AGIC Pacific Rim Fund	[•]	[•]	[•]

NFJ All-Cap Value Fund	[•]	[•]	[•]

NFJ Dividend Value Fund(1)	[•]	[•]	[•]

NFJ International Value Fund	[•]	[•]	[•]

Sales Material and
Fund	Compensation	Other Expenses	Total
NFJ Large-Cap Value Fund(1)	[•]	[•]	[•]

NFJ Mid-Cap Value Fund	[•]	[•]	[•]

NFJ Renaissance Fund(1)	[•]	[•]	[•]

NFJ Small-Cap Value Fund	[•]	[•]	[•]

OCC Equity Premium Strategy Fund(1)	[•]	[•]	[•]

AGIC Growth Fund	[•]	[•]	[•]

AGIC Opportunity Fund	[•]	[•]	[•]

OCC Small-Cap Value Fund(1)	[•]	[•]	[•]

AGIC Target Fund	[•]	[•]	[•]

RCM Biotechnology Fund(1)	[•]	[•]	[•]

RCM Disciplined International Equity Fund(1)	[•]	[•]	[•]

RCM Global Resources Fund	[•]	[•]	[•]

RCM Global Small-Cap Fund	[•]	[•]	[•]

RCM Large-Cap Growth Fund	[•]	[•]	[•]

RCM Mid-Cap Fund	[•]	[•]	[•]

RCM Small-Cap Growth Fund	[•]	[•]	[•]

RCM Strategic Growth Fund	[•]	[•]	[•]

RCM Technology Fund	[•]	[•]	[•]

RCM Wellness Fund	[•]	[•]	[•]

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.
Payments Pursuant to Class B Plans
          For the fiscal years ended June 30, 2010, June 30, 2009 and June 30, 2008, the Trust paid the Distributor an aggregate of $[ ], $8,226,572 and $19,186,100, respectively, pursuant to the Class B Retail Plan. Such payments were allocated among the operational Funds as follows (those Funds that had not yet commenced operations during the periods shown are not included):

	Year Ended	Year Ended	Year Ended
Fund	6/30/10	6/30/09	6/30/08
AGI Multi-Style Fund	[•]	$327,132	$744,274

Allianz Global Investors Value Fund(1)	[•]	633,179	2,752,216

CCM Capital Appreciation Fund	[•]	219,933	542,047

CCM Mid-Cap Fund(1)	[•]	255,581	571,630

AGIC Global Fund	[•]	112,030	230,456

AGIC Systematic Growth Fund	[•]	43,261	80,386

AGIC Pacific Rim Fund	[•]	200,212	474,931

NFJ All-Cap Value Fund(1)	[•]	21,268	50,602

NFJ Dividend Value Fund(1)	[•]	1,848,017	4,021,256

NFJ Large-Cap Value Fund(1)	[•]	483,274	404,163

NFJ Renaissance Fund(1)	[•]	1,836,121	4,658,244

NFJ Small-Cap Value Fund	[•]	1,333,237	2,406,700

OCC Equity Premium Strategy Fund(1)	[•]	43,298	130,718

AGIC Growth Fund	[•]	160,761	269,400

AGIC Opportunity Fund	[•]	51,567	132,777

AGIC Target Fund	[•]	114,805	363,881

RCM Biotechnology Fund(1)	[•]	11,584	37,220

RCM Wellness Fund	[•]	53,656	55,860

RCM Disciplined International Equity Fund(1)	[•]	71,428	163,168

RCM Global Small-Cap Fund	[•]	153,025	464,523

RCM Technology Fund	[•]	190,040	507,940

RCM Large-Cap Growth Fund	[•]	51,564	101,663

RCM Mid-Cap Fund	[•]	11,604	22,046

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.

          During the fiscal year ended June 30, 2010, the amounts collected pursuant to the Class B Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $[ ]; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders), and other expenses (including data processing, legal, operations and financing charges and expenses), $[ ]. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund, were as follows (those Funds that had not yet commenced operations during this period are not included):

Sales Material and
Fund	Compensation	Other Expenses	Total
AGI Multi-Style Fund	[•]	[•]	[•]

Allianz Global Investors Value Fund(1)	[•]	[•]	[•]

CCM Capital Appreciation Fund	[•]	[•]	[•]

CCM Mid-Cap Fund(1)	[•]	[•]	[•]

AGIC Global Fund	[•]	[•]	[•]

AGIC Systematic Growth Fund	[•]	[•]	[•]

AGIC Pacific Rim Fund	[•]	[•]	[•]

NFJ All-Cap Value Fund(1)	[•]	[•]	[•]

NFJ Dividend Value Fund(1)	[•]	[•]	[•]

NFJ Large-Cap Value Fund(1)	[•]	[•]	[•]

NFJ Renaissance Fund(1)	[•]	[•]	[•]

NFJ Small-Cap Value Fund	[•]	[•]	[•]

OCC Equity Premium Strategy Fund(1)	[•]	[•]	[•]

AGIC Growth Fund	[•]	[•]	[•]

AGIC Opportunity Fund	[•]	[•]	[•]

AGIC Target Fund	[•]	[•]	[•]

RCM Biotechnology Fund(1)	[•]	[•]	[•]

RCM Disciplined International Equity Fund(1)	[•]	[•]	[•]

RCM Global Small-Cap Fund	[•]	[•]	[•]

RCM Technology Fund	[•]	[•]	[•]

Sales Material and
Fund	Compensation	Other Expenses	Total
RCM Large-Cap Growth Fund	[•]	[•]	[•]

RCM Mid-Cap Fund	[•]	[•]	[•]

RCM Wellness Fund	[•]	[•]	[•]

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.
Payments Pursuant to Class C Plans
          For the fiscal years ended June 30, 2010, June 30, 2009 and June 30, 2008, the Trust paid the Distributor an aggregate of $[ ], $27,831,378 and $51,998,054, respectively, pursuant to the Class C Retail Plan. Such payments were allocated among the operational Funds as follows (those Funds that had not yet commenced operations during the periods shown are not included):

	Year Ended	Year Ended	Year Ended
Fund	6/30/10	6/30/09	6/30/08
AGI Multi-Style Fund		$818,122	$1,569,878

Allianz Global Investors Value Fund(1)		791,341	3,452,911

CCM Capital Appreciation Fund		704,550	1,293,381

CCM Focused Growth Fund		22,426	26,433

CCM Mid-Cap Fund(1)		519,303	954,181

AGIC Emerging Markets Opportunities Fund		135,987	167,497

AGIC Global Fund		72,282	132,811

AGIC Systematic Growth Fund		38,080	76,111

AGIC Income & Growth Fund		16,242	5,339

AGIC International Fund		531,946	1,665,495

AGIC Mid-Cap Growth Fund(1)		586	89

AGIC Pacific Rim Fund		445,355	1,015,578

NFJ All-Cap Value Fund(1)		46,353	82,726

NFJ Dividend Value Fund(1)		7,858,680	15,138,609

NFJ International Value Fund		1,959,180	2,544,405

NFJ Large-Cap Value Fund(1)		1,182,977	1,254,221

	Year Ended	Year Ended	Year Ended
Fund	6/30/10	6/30/09	6/30/08
NFJ Mid-Cap Value Fund	[•]	27,532	36,291

NFJ Renaissance Fund(1)	[•]	2,474,236	5,126,685

NFJ Small-Cap Value Fund	[•]	3,850,683	5,135,342

OCC Core Equity Fund(1)	[•]	N/A	3,962

OCC Equity Premium Strategy Fund(1)	[•]	62,667	171,438

AGIC Growth Fund	[•]	1,942,747	3,888,326

AGIC Opportunity Fund	[•]	570,958	1,201,147

OCC Small-Cap Value Fund(1)	[•]	83	160

AGIC Target Fund	[•]	2,093,338	4,048,784

RCM Biotechnology Fund(1)	[•]	23,355	55,560

RCM Disciplined International Equity Fund(1)	[•]	207,589	408,634

RCM Global Resources Fund	[•]	91,304	111,181

RCM Global Small-Cap Fund	[•]	166,299	485,666

RCM Technology Fund	[•]	1,021,519	1,760,989

RCM Large-Cap Growth Fund	[•]	61,574	99,862

RCM Mid-Cap Fund	[•]	15,565	26,078

RCM Strategic Growth Fund	[•]	3,828	4,133

RCM Wellness Fund	[•]	74,691	54,153

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.
          During the fiscal year ended June 30, 2010, the amounts collected pursuant to the Class C Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $[ ]; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses), $[ ]. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund, were as follows (those Funds that had not yet commenced operations during this period are not included):

Sales Material
Fund	Compensation	and Other Expenses	Total
AGI Multi-Style Fund	[•]	[•]	[•]

Allianz Global Investors Value Fund(1)	[•]	[•]	[•]

CCM Capital Appreciation Fund	[•]	[•]	[•]

CCM Focused Growth Fund	[•]	[•]	[•]

CCM Mid-Cap Fund(1)	[•]	[•]	[•]

AGIC Emerging Markets Opportunities Fund(1)	[•]	[•]	[•]

AGIC Global Fund	[•]	[•]	[•]

AGIC Systematic Growth Fund	[•]	[•]	[•]

AGIC Income & Growth Fund	[•]	[•]	[•]

AGIC International Fund	[•]	[•]	[•]

AGIC Mid-Cap Growth Fund	[•]	[•]	[•]

AGIC Pacific Rim Fund	[•]	[•]	[•]

NFJ All-Cap Value Fund(1)	[•]	[•]	[•]

NFJ Dividend Value Fund(1)	[•]	[•]	[•]

NFJ International Value Fund	[•]	[•]	[•]

NFJ Large-Cap Value Fund(1)	[•]	[•]	[•]

NFJ Mid-Cap Value Fund	[•]	[•]	[•]

NFJ Renaissance Fund(1)	[•]	[•]	[•]

NFJ Small-Cap Value Fund	[•]	[•]	[•]

OCC Equity Premium Strategy Fund(1)	[•]	[•]	[•]

AGIC Growth Fund	[•]	[•]	[•]

AGIC Opportunity Fund	[•]	[•]	[•]

OCC Small-Cap Value Fund(1)	[•]	[•]	[•]

AGIC Target Fund	[•]	[•]	[•]

Sales Material
Fund	Compensation	and Other Expenses	Total
RCM Biotechnology Fund(1)	[•]	[•]	[•]

RCM Disciplined International Equity Fund(1)	[•]	[•]	[•]

RCM Global Resources Fund	[•]	[•]	[•]

RCM Global Small-Cap Fund	[•]	[•]	[•]

RCM Technology Fund	[•]	[•]	[•]

RCM Large-Cap Growth Fund	[•]	[•]	[•]

RCM Mid-Cap Fund	[•]	[•]	[•]

RCM Strategic Growth Fund	[•]	[•]	[•]

RCM Wellness Fund	[•]	[•]	[•]

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.
Payments Pursuant to Class R Plan
          For the fiscal years ended June 30, 2010, June 30, 2009 and June 30, 2008, the Trust paid the Distributor as aggregate of $[ ], $1,674,603 and $2,100,578, respectively, pursuant to the Class R Retail Plan. Such payments were allocated among the operational Funds as follows (those Funds that had not yet commenced operations during the periods shown are not included):

	Year Ended	Year Ended	Year Ended
Fund	6/30/10	6/30/09	6/30/08
Allianz Global Investors Value Fund(1)	[•]	$26,677	$134,030

CCM Capital Appreciation Fund	[•]	57,065	90,893

CCM Mid-Cap Fund(1)	[•]	174,126	241,402

AGIC Global Fund	[•]	2,255	390

AGIC International Fund	[•]	179	256

NFJ Dividend Value Fund(1)	[•]	931,464	1,022,518

NFJ Large-Cap Value	[•]	59,194	126,164

NFJ Renaissance Fund	[•]	82,861	150,681

	Year Ended	Year Ended	Year Ended
Fund	6/30/10	6/30/09	6/30/08
NFJ Small-Cap Value Fund	[•]	313,111	298,701

OCC Equity Premium Strategy Fund(1)	[•]	351	645

AGIC Growth Fund	[•]	8,964	9926

RCM Large-Cap Growth Fund	[•]	18,184	24,511

RCM Mid-Cap Fund	[•]	172	460

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.
          During the fiscal year ended June 30, 2010, the amounts collected pursuant to the Class R Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $[ ]; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal, operations and financing charges and expenses), $[ ]. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund, were as follows (those Funds that had not yet commenced operations during this period are not included):

Sales Material and
Fund	Compensation	Other Expenses	Total
Allianz Global Investors Value Fund(1)	[•]	[•]	[•]

CCM Capital Appreciation Fund	[•]	[•]	[•]

CCM Mid-Cap Fund(1)	[•]	[•]	[•]

AGIC Global Fund	[•]	[•]	[•]

AGIC International Fund	[•]	[•]	[•]

NFJ Dividend Value Fund(1)	[•]	[•]	[•]

NFJ Large-Cap Value Fund	[•]	[•]	[•]

NFJ Renaissance Fund(1)	[•]	[•]	[•]

NFJ Small-Cap Value Fund	[•]	[•]	[•]

OCC Equity Premium Strategy Fund(1)	[•]	[•]	[•]

Sales Material and
Fund	Compensation	Other Expenses	Total
AGIC Growth Fund	[•]	[•]	[•]

RCM Large-Cap Growth Fund	[•]	[•]	[•]

RCM Mid-Cap Fund	[•]	[•]	[•]

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about the Fund.
          From time to time, expenses of the Distributor incurred in connection with the distribution of Class B, Class C and Class R shares of the Funds, and in connection with the servicing of Class A, Class B, Class C and Class R shareholders of the Funds and the maintenance of Class A, Class B, Class C and Class R shareholder accounts, may exceed the distribution and/or servicing fees collected by the Distributor. In contrast, in some cases these expenses are less than the amounts collected by the Distributor. For the fiscal year ended June 30, 2010, expenses under the Class A Plan exceeded such amounts collected by the Distributor by approximately $[ ], amounts collected under the Class B Plan exceeded such expenses by approximately $[ ], amounts collected under the Class C Plan exceeded such expenses by approximately $[ ] and amounts collected under the Class R Plan exceeded such expenses by approximately $[ ].
          The allocation of such excess among the Funds listed below as of June 30, 2010 was as follows (those Funds that had not yet commenced operations during this period are not included):

Fund	Class A	Class B	Class C	Class R

AGI Multi-Style Fund	[•]	[•]	[•]	[•]

Allianz Global Investors Value Fund(1)	[•]	[•]	[•]	[•]

CCM Capital Appreciation Fund	[•]	[•]	[•]	[•]

CCM Focused Growth Fund	[•]	[•]	[•]	[•]

CCM Mid-Cap Fund(1)	[•]	[•]	[•]	[•]

AGIC Emerging Markets Opportunities Fund(1)	[•]	[•]	[•]	[•]

AGIC Global Fund	[•]	[•]	[•]	[•]

AGIC Systematic Growth Fund	[•]	[•]	[•]	[•]

AGIC Income & Growth Fund	[•]	[•]	[•]	[•]

AGIC International Fund	[•]	[•]	[•]	[•]

AGIC Mid-Cap Growth Fund(1)	[•]	[•]	[•]	[•]

Fund	Class A	Class B	Class C	Class R

AGIC Pacific Rim Fund	[•]	[•]	[•]	[•]

NFJ All-Cap Value Fund	[•]	[•]	[•]	[•]

NFJ Dividend Value Fund(1)	[•]	[•]	[•]	[•]

NFJ International Value Fund	[•]	[•]	[•]	[•]

NFJ Large-Cap Value Fund(1)	[•]	[•]	[•]	[•]

NFJ Mid-Cap Value Fund	[•]	[•]	[•]	[•]

NFJ Renaissance Fund(1)	[•]	[•]	[•]	[•]

NFJ Small-Cap Value Fund	[•]	[•]	[•]	[•]

OCC Equity Premium Strategy Fund(1)	[•]	[•]	[•]	[•]

AGIC Growth Fund(1)	[•]	[•]	[•]	[•]

AGIC Opportunity Fund(1)	[•]	[•]	[•]	[•]

OCC Small-Cap Value Fund(1)	[•]	[•]	[•]	[•]

AGIC Target Fund(1)	[•]	[•]	[•]	[•]

RCM Biotechnology Fund(1)	[•]	[•]	[•]	[•]

RCM Disciplined International Equity Fund(1)	[•]	[•]	[•]	[•]

RCM Global Resources Fund	[•]	[•]	[•]	[•]

RCM Wellness Fund	[•]	[•]	[•]	[•]

RCM Global Small-Cap Fund	[•]	[•]	[•]	[•]

RCM Technology Fund	[•]	[•]	[•]	[•]

RCM Large-Cap Growth Fund	[•]	[•]	[•]	[•]

RCM Mid-Cap Fund	[•]	[•]	[•]	[•]

RCM Strategic Growth Fund	[•]	[•]	[•]	[•]

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.
          The allocation of such excess among the Funds, calculated as a percentage of net assets of each Fund listed below as of June 30, 2010, was as follows (those Funds that had not yet commenced operations during this period are not included):

Fund	Class A	Class B	Class C	Class R

AGI Multi-Style Fund	[•]	[•]	[•]	[•]

Allianz Global Investors Value Fund(1)	[•]	[•]	[•]	[•]

CCM Capital Appreciation Fund	[•]	[•]	[•]	[•]

CCM Focused Growth Fund	[•]	[•]	[•]	[•]

CCM Mid-Cap Fund(1)	[•]	[•]	[•]	[•]

AGIC Emerging Markets Opportunities Fund(1)	[•]	[•]	[•]	[•]

AGIC Global Fund	[•]	[•]	[•]	[•]

AGIC Systematic Growth Fund	[•]	[•]	[•]	[•]

AGIC Income & Growth Fund	[•]	[•]	[•]	[•]

AGIC International Fund	[•]	[•]	[•]	[•]

AGIC Mid-Cap Growth Fund(1)	[•]	[•]	[•]	[•]

AGIC Pacific Rim Fund	[•]	[•]	[•]	[•]

NFJ All-Cap Value Fund(1)	[•]	[•]	[•]	[•]

NFJ Dividend Value Fund(1)	[•]	[•]	[•]	[•]

NFJ International Value Fund	[•]	[•]	[•]	[•]

NFJ Large-Cap Value Fund(1)	[•]	[•]	[•]	[•]

NFJ Mid-Cap Value Fund	[•]	[•]	[•]	[•]

NFJ Renaissance Fund(1)	[•]	[•]	[•]	[•]

NFJ Small-Cap Value Fund	[•]	[•]	[•]	[•]

OCC Equity Premium Strategy Fund(1)	[•]	[•]	[•]	[•]

AGIC Growth Fund(1)	[•]	[•]	[•]	[•]

AGIC Opportunity Fund(1)	[•]	[•]	[•]	[•]

OCC Small-Cap Value Fund(1)	[•]	[•]	[•]	[•]

AGIC Target Fund(1)	[•]	[•]	[•]	[•]

RCM Biotechnology Fund(1)	[•]	[•]	[•]	[•]

RCM Disciplined International Equity Fund(1)	[•]	[•]	[•]	[•]

RCM Global Resources Fund	[•]	[•]	[•]	[•]

RCM Global Small-Cap Fund	[•]	[•]	[•]	[•]

RCM Technology Fund	[•]	[•]	[•]	[•]

RCM Large-Cap Growth Fund	[•]	[•]	[•]	[•]

RCM Mid-Cap Fund	[•]	[•]	[•]	[•]

RCM Strategic Growth Fund	[•]	[•]	[•]	[•]

RCM Wellness Fund	[•]	[•]	[•]	[•]

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.
Distribution and Administrative Services Plans for Administrative Class Shares
          The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of each Fund. The Trust also has adopted an Administrative Distribution Plan (together with the Administrative Services Plan, the “Administrative Plans”) with respect to the Administrative Class shares of each Fund.
          Under the terms of the Administrative Distribution Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each applicable Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries for costs and expenses incurred in connection with the distribution and marketing of Administrative Class shares and/or the provision of certain shareholder services to its customers that invest in

Administrative Class shares of the Funds. Such services may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares; and assisting investors in completing application forms and selecting dividend and other account options.
          Under the terms of the Administrative Services Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide certain administrative services for Administrative Class shareholders. Such services may include, but are not limited to, the following: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.
          In addition, financial intermediaries that receive fees under the Administrative Distribution Plan or the Administrative Services Plan may in turn pay and/or reimburse all or a portion of those fees to their customers.
          The same entity may be the recipient of fees under both the Administrative Distribution Plan and the Administrative Services Plan, but may not receive fees under both plans with respect to the same assets. Fees paid pursuant to either Plan may be paid for shareholder services and the maintenance of shareholder accounts, and therefore may constitute “service fees” for purposes of applicable rules of FINRA. The Administrative Distribution Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule.
          Each Administrative Plan provides that it may not be amended to increase materially the costs that Administrative Class shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of the Administrative Class, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees (“disinterested Administrative Plan Trustees”) who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.
          Each Administrative Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Administrative Plan Trustees. Each Administrative Plan provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to the Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.
          Each Administrative Plan is a “reimbursement plan,” which means that fees are payable to the relevant financial intermediary only to the extent necessary to reimburse expenses incurred pursuant to such plan. Each Administrative Plan provides that expenses payable under the Plan may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the limit that not more than 0.25% of the average daily net assets of Administrative Class shares may be used in any month to pay expenses under the Plan. Each Administrative Plan requires that Administrative Class shares incur no interest or carrying charges.
          Rules of the FINRA limit the amount of distribution fees that may be paid by mutual funds. “Service fees,” defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Administrative Plans will qualify as “service fees” and therefore will not be limited by FINRA rules.

Additional Information About Institutional Class, Class P and Administrative Class Shares
          Class P, Institutional and Administrative Class shares of the Trust may also be offered through brokers, other financial intermediaries and other entities, such as benefit or savings plans and their sponsors or service providers (“service agents”), that have established a shareholder servicing relationship with respect to the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. The Distributor, Allianz Global Fund Management and their affiliates may pay, out of their own assets at no cost to the Funds, amounts to service agents for providing bona fide shareholder services to shareholders holding such shares through such service agents. Such services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection which purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.
          The Administrator and/or its affiliates make payments to selected brokers and other financial intermediaries (“service agents”) for providing administrative, sub-transfer agency, sub-accounting and other shareholder services to shareholders holding Class P shares in nominee or street name, including, without limitation, the following services: receiving, aggregating and processing purchase, redemption and exchange orders at the service agent level; providing and maintaining elective services with respect to Class P shares such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for holders of Class P shares; maintaining account records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; collecting and posting distributions to shareholder accounts; capturing and processing tax data; processing and mailing trade confirmations, monthly statements, prospectuses, shareholder reports and other SEC-required communications; and performing similar account administrative services. The actual services provided, and the payments made for such services, vary from firm to firm. The Administrator currently estimates that it and/or its affiliates will pay up to an additional 0.10% per annum (on top of amounts described in the preceding paragraph) of the value of assets in the relevant accounts out of the Class P administrative fees paid under the Trust’s administration agreement to service agents for providing the services described above. Payments described above may be material to service agents relative to other compensation paid by the Funds and/or the Distributor, the Administrator and their affiliates and may be in addition to other fees, such as the revenue sharing or “shelf space” fees described below under “Class P Shares—Payments to Financial Firms” paid to such service agents. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts. The Distributor and the Administrator do not audit the service agents to determine whether such agents are providing the services for which they are receiving such payments.
          In addition, the Distributor, Allianz Global Fund Management and their affiliates may also make payments out of their own resources, at no cost to the Funds, to financial intermediaries for services which may be deemed to be primarily intended to result in the sale of Institutional and Administrative Class shares of the Funds. The payments described in this paragraph may be significant to the payors and the payees.
Payments Pursuant to the Administrative Plans
          For the fiscal years ended June 30, 2010, June 30, 2009 and June 30, 2008 the Trust paid qualified service providers an aggregate of $[ ], $4,625,348 and $5,788,951, respectively, pursuant to the Administrative Services Plan and the Administrative Distribution Plan for the Funds listed below and were allocated among the operational Funds as follows (those Funds that had not yet commenced operations during the periods shown are not included):

	Year Ended	Year Ended	Year Ended
Fund	6/30/10	6/30/09	6/30/08
Allianz Global Investors Value Fund(1)	[•]	0	191,888

CCM Capital Appreciation Fund	[•]	696,817	1,229,402

CCM Emerging Companies Fund	[•]	37,324	95,483

CCM Focused Growth Fund	[•]	20	28

CCM Mid-Cap Fund(1)	[•]	357,458	641,887

AGIC Global Fund	[•]	41	64

AGIC Systematic Growth Fund	[•]	31	44

AGIC International Fund	[•]	19	146

NFJ All-Cap Value Fund(1)	[•]	33	148

NFJ Dividend Value Fund(1)	[•]	1,745,837	1,381,646

NFJ Large-Cap Value Fund(1)	[•]	49,663	15,988

NFJ Renaissance Fund(1)	[•]	42,574	140,187

NFJ Small-Cap Value Fund	[•]	1,582,913	1,875,006

OCC Equity Premium Strategy Fund(1)	[•]	0	851

AGIC Growth Fund	[•]	8,347	199

AGIC Opportunity Fund	[•]	340	293

AGIC Target Fund	[•]	261	420

RCM Disciplined International Equity Fund(1)	[•]	295	720

RCM Large-Cap Growth Fund	[•]	38,481	117,726

RCM Mid-Cap Fund	[•]	609	3,056

RCM Strategic Growth Fund	[•]	20	28

RCM Technology Fund	[•]	64,265	93,740

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.

The remaining Funds did not make payments under either Administrative Plan.
Plan for Class D Shares
          As described above under “Management of the Trust—Fund Administrator,” the Trust’s Administration Agreement includes a plan (the “Class D Plan”) adopted in conformity with Rule 12b-1 under the 1940 Act which provides for the payment of up to 0.25% of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.
          Specifically, the Administration Agreement provides that the Administrator shall provide in respect of Class D shares (either directly or by procuring through other entities, including various financial services firms such as broker-dealers and registered investment advisers (“Service Organizations”)) some or all of the following services and facilities in connection with direct purchases by shareholders or in connection with products, programs or accounts offered by such Service Organizations (“Special Class D Services”): (i) facilities for placing orders directly for the purchase of a Fund’s Class D shares and tendering a Fund’s Class D shares for redemption; (ii) advertising with respect to a Fund’s Class D shares; (iii) providing information about the Funds; (iv) providing facilities to answer questions from prospective investors about the Funds; (v) receiving and answering correspondence, including requests for prospectuses and statements of additional information; (vi) preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; (vii) assisting investors in applying to purchase Class D shares and selecting dividend and other account options; and (viii) shareholder services provided by a Service Organization that may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; performing similar account administrative services; providing such shareholder communications and recordkeeping services as may be required for any program for which the Service Organization is a sponsor that relies on Rule 3a-4 under the 1940 Act; and providing such other similar services as may reasonably be requested to the extent the Service Organization is permitted to do so under applicable statutes, rules, or regulations. In addition, Service Organizations that receive fees under the Class D Plan may in turn pay and/or reimburse all or a portion of those fees to their customers.
          The Administrator has entered into an agreement with the Distributor under which the Distributor is compensated for providing or procuring certain of the Special Class D Services at the rate of 0.25% per annum of all assets attributable to Class D shares sold through the Distributor. A financial intermediary may be paid for its services directly or indirectly by the Funds, Allianz Global Fund Management, the Distributor or their affiliates in amounts normally not to exceed an annual rate of 0.35% of a Fund’s average daily net assets attributable to its Class D shares and purchased through such financial intermediary for its clients. The Trust and the Administrator understand that some or all of the Special Class D Services provided pursuant to the Administration Agreement may be deemed to represent services primarily intended to result in the sale of Class D shares. The Administration Agreement includes the Class D Plan to account for this possibility. The Administration Agreement provides that any portion of the fees paid thereunder in respect of Class D shares representing reimbursement for the Administrator’s and the Distributor’s expenditures and internally allocated expenses in respect of Class D Services of any Fund shall not exceed the rate of 0.25% per annum of the average daily net assets of such Fund attributable to Class D shares. In addition to the other payments described in this paragraph, the Distributor, Allianz Global Fund Management and their affiliates may also make payments out of their own resources, at no cost to the Funds, to financial intermediaries for services which may be deemed to be primarily intended to result in the sale of Class D shares of the Funds. The payments described in this paragraph may be significant to the payors and the payees.
          In accordance with Rule 12b-1 under the 1940 Act, the Class D Plan may not be amended to increase materially the costs which Class D shareholders may bear under the Plan without the approval of a majority of the outstanding Class D shares, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees (“disinterested Class D Plan Trustees”) who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments. The Class D Plan may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Class D Plan Trustees. In addition, the Class D Plan may not take effect unless it is approved by the vote of a majority of the outstanding Class D shares and it shall continue in effect only so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Class D Plan Trustees.
          With respect to the Class D Plan, the Administration Agreement requires the Administrator to present reports as to out-of-pocket expenditures and internal expense allocations of the Administrator and the Distributor at least quarterly and in a manner that permits the disinterested Class D Plan Trustees to determine that portion of the Class D administrative fees paid thereunder which represents reimbursements in respect of Special Class D Services.
          Rules of the FINRA limit the amount of distribution fees that may be paid by mutual funds. “Service fees,” defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that most, if not all, of the fees paid pursuant to the Class D Plan will qualify as “service fees” and therefore will not be limited by FINRA rules.
Payments Pursuant to Class D Plan
          For the fiscal years ended June 30, 2010, June 30, 2009 and June 30, 2008, the Trust paid qualified service providers an aggregate of $[ ], $3,574,756 and $3,937,840, respectively, pursuant to the Class D Plan. Such payments were allocated among the Funds as follows (those Funds that had not yet commenced operations during the periods shown are not included):

	Year Ended	Year Ended	Year Ended
Fund	6/30/10	6/30/09	6/30/08
Allianz Global Investors Value Fund(1)	[•]	49,337	237,725

CCM Capital Appreciation Fund	[•]	137,716	97,276

CCM Focused Growth Fund	[•]	3,497	4,194

CCM Mid-Cap Fund(1)	[•]	174,217	170,920

AGIC Emerging Markets Opportunities Fund(1)	[•]	49,214	112,013

AGIC Global Fund	[•]	4,873	6,807

AGIC Systematic Growth Fund	[•]	1,417	2,898

AGIC Income & Growth Fund	[•]	143	26

AGIC International Fund	[•]	18,069	52,154

AGIC Mid-Cap Growth Fund(1)	[•]	26	23

AGIC Pacific Rim Fund	[•]	110,451	234,519

NFJ All-Cap Value Fund(1)	[•]	5,834	14,901

NFJ Dividend Value Fund(1)	[•]	1,327,293	1,246,390

	Year Ended	Year Ended	Year Ended
Fund	6/30/10	6/30/09	6/30/08
NFJ International Value Fund	[•]	253,726	169,196

NFJ Large-Cap Value Fund(1)	[•]	405,709	284,556

NFJ Mid-Cap Value Fund	[•]	476	504

NFJ Renaissance Fund(1)	[•]	29,278	68,439

NFJ Small-Cap Value Fund	[•]	248,862	13,772

OCC Core Equity Fund(1)	[•]	0	164

AGIC Opportunity Fund	[•]	573	82

OCC Equity Premium Strategy Fund(1)	[•]	313	1,041

AGIC Growth Fund	[•]	13,623	17,710

OCC Small-Cap Value Fund(1)	[•]	20	15

AGIC Target Fund	[•]	1,747	3,204

RCM Biotechnology Fund(1)	[•]	65,822	208,348

RCM Disciplined International Equity Fund(1)	[•]	2,266	4,148

RCM Global Resources Fund	[•]	11,508	12,300

RCM Global Small-Cap Fund	[•]	47,842	138,964

RCM Large-Cap Growth Fund	[•]	55,551	97,453

RCM Mid-Cap Fund	[•]	1,487	2,426

RCM Strategic Growth Fund	[•]	209	151

RCM Technology Fund	[•]	351,339	588,508

RCM Wellness Fund	[•]	202,318	147,014

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.
Purchases, Exchanges and Redemptions
          Purchases, exchanges and redemptions of the Trust’s shares are discussed in the Prospectuses, under the heading “How to Buy and Sell Shares” and that information is incorporated herein by reference. Certain purchases of the Trust’s shares are subject to a reduction or elimination of sales charges, as summarized in the Retail Prospectus and as described in greater detail below. Variations in sales charges reflect the varying efforts required to sell shares to separate categories of investors.

          Certain clients of the Adviser or a Sub-Adviser whose assets would be eligible for purchase by one or more of the Funds may purchase shares of the Trust with such assets. Assets so purchased by the Funds will be valued in accordance with procedures adopted by the Board of Trustees.
          The minimum initial investment for shares of the Institutional Class, Class P and Administrative Class is $1 million, except that the minimum investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. The Fund or the Distributor may lower or waive the minimum initial investment for certain categories of investors at their discretion, including for Trustees, officers and employees of the Funds, the Adviser, the Sub-Advisers and the Distributor and their immediate family members, and trusts or plans primarily for the benefit of such persons. The minimum initial investment for single defined contribution plans is $100,000, unless the plan has 250 eligible participants or is associated with an existing plan that meets the minimum investment criteria. The investment minimum for shareholders with existing accounts is $200,000, provided that the current market value of the account is at least $1,000,000. For omnibus accounts, all minimums stated above apply at the omnibus level and not at the underlying investor level.
          The minimum initial investment in Class D shares of any Fund is $1,000, with a minimum subsequent investment of $50 per Fund. The minimum investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. The Fund or the Distributor may lower or waive the minimum initial investment for certain categories of investors at their discretion.
          To obtain more information about exceptions to the minimum initial investment for Institutional Class, Class P, Administrative Class and Class D shares, please call the Trust at 1-800-498-5413 or the Distributor at 1-800-426-0107.
          One or more classes of shares of the Funds may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of a particular Fund, or class of shares thereof, are available for offer and sale in their State of domicile or residence. Shares of a Fund may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.
          As described and subject to any limits in the Retail Prospectus under the caption “How to Buy and Sell Shares — Exchanging Shares” and in the Institutional Prospectus under the caption “How to Buy and Sell Shares — Exchange Privilege” and in this Statement of Additional Information under the section titled “Additional Information About Purchases, Exchanges and Redemptions of Class A, Class B, Class C and Class R Shares,” a shareholder may exchange shares of any Fund for shares of the same class of any other series of the Trust that is available for investment, or any series of Allianz Multi-Strategy Funds, PIMCO Equity Series or PIMCO Funds that is available for investment, on the basis of their respective net asset values. A shareholder may also exchange Institutional Class shares of the Funds for Class M shares of any series of PIMCO Funds, on the basis of their respective net asset values. This exchange privilege may in the future be extended to cover any “interval” funds that may be established and managed by the Adviser and its affiliates. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new fund. For example, if a shareholder invests in Class C shares of one fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1.00%) exchanges his shares for Class C shares of another fund, no sales charge would be imposed upon the exchange, but the investment in the other Fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder’s investment in the first fund as described herein.
          Shares of one class of a Fund may be exchanged, at a shareholder’s option, directly for shares of another class of the same Fund (an “intra-Fund exchange”), subject to the terms and conditions described below and to such other fees and charges as set forth in the applicable Prospectus(es) (including the imposition or waiver of any sales charge or CDSC), provided that the shareholder for whom the intra-Fund exchange is being requested meets the eligibility requirements of the class into which such shareholder seeks to exchange. Additional information regarding the eligibility requirements of different share classes, including investment minimums and intended distribution channels, is provided under “Distribution of Trust Shares” above, and/or in the applicable Prospectus(es). Shares of a Fund will be exchanged for shares of a different class of the same Fund on the basis of their respective NAVs. Ongoing fees and expenses incurred by a given share class will differ from those of other share classes, and a shareholder receiving new shares in an intra-Fund exchange may be subject to higher or lower total expenses following such exchange. In addition to changes in ongoing fees and expenses, a shareholder receiving new shares in an intra-Fund exchange may be required to pay an initial sales charge (load) or CDSC. Generally, intra-Fund exchanges into Class A shares will be subject to a Class A sales charge unless otherwise noted below, and intra-Fund exchanges out of Class A, Class B or Class C shares will be subject to the standard schedule of CDSCs for the share class out of which the shareholder is exchanging, unless otherwise noted below. If Class B shares are exchanged for Class A shares, a shareholder will be responsible for paying any applicable Class B CDSCs and any applicable Class A sales charges. If Class C shares are exchanged for Class A shares, a shareholder will be responsible for paying any Class C CDSCs and any applicable Class A sales charge. With respect to shares subject to a CDSC, if less than all of an investment is exchanged out of one class of a Fund, any portion of the investment exchanged will be from the lot of shares that would incur the lowest CDSC if such shares were being redeemed rather than exchanged. Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes upon such an intra-Fund exchange, provided that the transaction is undertaken and processed, with respect to any shareholder, as a direct exchange transaction. If an intra-Fund exchange incurs a CDSC or sales charge, Fund shares may be redeemed to pay such charge, and that redemption will be taxable. Shareholders should consult their tax advisors as to the federal, state and local or non-U.S. tax consequences of an intra-Fund exchange.
          Orders for exchanges accepted prior to the time Fund shares are valued on any day the Trust is open for business will be executed at the respective net asset values next determined as of the valuation time for Fund shares on that day. Orders for exchanges received after the time Fund shares are valued on any business day will be executed at the respective net asset values determined as of the valuation time for Fund shares on the next business day.
          The Trust and the Adviser each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust or the Adviser, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners.
          Pursuant to provisions of agreements between the Distributor and participating brokers, introducing brokers, Service Organizations and other financial intermediaries (together, “intermediaries”) that offer and sell shares and/or process transactions in shares of the Funds, intermediaries are required to engage in such activities in compliance with applicable federal and state securities laws and in accordance with the terms of the Prospectuses and this Statement of Additional Information. Among other obligations, to the extent an intermediary has actual knowledge of violations of Fund policies (as set forth in the then current Prospectuses and this Statement of Additional Information) regarding (i) the timing of purchase, redemption or exchange orders and pricing of Fund shares or (ii) market timing or excessive short-term trading, the intermediary is required to report such known violations promptly to the Distributor by calling 1-888-852-3922.
          Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency that makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.
          The Trust is committed to paying in cash all requests for redemptions by any shareholder of record of the Funds, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1.00% of the net asset value of the Trust at the beginning of such period. Although the Trust will normally redeem all shares for cash, it may redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held by the particular Fund. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.
          Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount. The applicable minimums and other information about such mandatory redemptions are set forth in the applicable Prospectus or in this Statement of Additional Information under the section titled “Additional Information About Purchases, Exchanges and Redemptions of Class A, Class B, Class C and Class R Shares.” The Trust’s Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.
Additional Information about Purchases, Exchanges and Redemptions of Class A, Class B, Class C and Class R Shares
How to Buy Shares
           Class A, Class B, Class C and Class R shares of each Fund are continuously offered through the Distributor and through other firms that have dealer agreements with the Distributor (“participating brokers”) or that have agreed to act as introducing brokers for the Distributor (“introducing brokers”). The Distributor is an affiliate of Allianz Global Fund Management and also a subsidiary of Allianz. As discussed in the Retail Prospectus and noted above, effective November 1, 2009, Class B shares of the Funds are no longer available for purchase except through exchanges and dividend reinvestments. Disclosure throughout the Statement of Additional Information regarding the “purchase” of Class B shares only relates to such exchanges and dividend reinvestments.
          Purchases Through Your Financial Advisor. You may purchase Class A, Class B or Class C shares through a financial advisor.
          Purchases By Mail. Investors who wish to invest in Class A, Class B or Class C shares by mail may send a completed application form along with a check payable to Allianz Global Investors Distributors LLC, to the Distributor at:
Allianz Global Investors Distributors LLC
P.O. Box 8050
Boston, MA 02266-8050
(The Distributor does not provide investment advice and will not accept any responsibility for your selection of investments as it does not have access to the information necessary to assess your financial situation). All shareholders who establish accounts by mail will receive individual confirmations of each purchase, redemption, dividend reinvestment, exchange or transfer of Fund shares, including the total number of Fund shares owned as of the confirmation date, except that purchases resulting from the reinvestment of daily-accrued dividends and/or distributions will be confirmed once each calendar quarter. See “Distributions” in the Retail Prospectus. Information regarding direct investment or any other features or plans offered by the Trust may be obtained by calling the Distributor at 1-800-426-0107 or by calling your broker.
          Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.
          The Distributor reserves the right to require payment by wire or official U.S. bank check. The Distributor generally does not accept payments made by cash, money order, temporary/starter checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.
          Purchases By Telephone. You may elect to purchase shares after enrolling in Fund Link (see “Allianz Funds and PIMCO Funds Fund Link” below). You can purchase fund shares over the phone. To initiate such purchases, call 1-800-426-0107.
          Purchasing Class R Shares. Class R shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, health care benefit funding plans, and other specified benefit plans and accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or an Adviser to utilize Class R shares in certain investment products or programs (each such plan or account, a “Class R Eligible Plan”). Class R shares are not available to traditional and Roth IRAs, SEPs, SAR-SEPs, SIMPLE IRAs, 403(b)(7) custodial accounts, Coverdell Education Savings Accounts or retail or institutional benefit plans other than those specified above. Additionally, Class R shares are generally available only to Class R Eligible Plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial services firm level). Although Class R shares may be purchased by a plan administrator directly from the Distributor, specified benefit plans that purchase Class R shares directly from the Distributor must hold their shares in an omnibus account at the benefit plan level. Plan participants may not directly purchase Class R shares from the Distributor.
          Subsequent Purchases of Shares. Subsequent purchases of Class A, Class B or Class C shares can be made as indicated above by mailing a check with a letter describing the investment or with the additional investment portion of a confirmation statement. Except for subsequent purchases through the Allianz Funds and PIMCO Funds Auto-Invest plan, the Allianz Funds and PIMCO Funds Auto-Exchange plan, tax-qualified programs and the Allianz Funds and PIMCO Funds Fund Link referred to below, and except during periods when an Automatic Withdrawal Plan is in effect, the minimum subsequent purchase in any Fund is $50. All payments should be made payable to Allianz Global Investors Distributors LLC and should clearly indicate the shareholder’s account number. Checks should be mailed to the address above under “Purchases By Mail.”
          Unavailable or Restricted Funds. Certain Funds and/or share classes are not currently offered to the public as of the date of this Statement of Additional Information. Please see the Retail Prospectus for details.
          Additional Information About Purchasing Shares — Class A, Class B and Class C Shares. Shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order plus a sales charge, which may be imposed either (i) at the time of the purchase in the case of Class A shares (the “initial sales charge alternative”), (ii) on a contingent deferred basis in the case of Class B shares (the “deferred sales charge alternative”) or (iii) by the deduction of an ongoing asset-based sales charge in the case of Class C shares (the “asset-based sales charge alternative”). Class R shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order. In certain circumstances, Class A and Class C shares are also subject to a Contingent Deferred Sales Charge (“CDSC”). See “Alternative Purchase Arrangements.” Purchase payments for Class B and Class C shares are fully invested at the net asset value next determined after acceptance of the trade. Purchase payments for Class A shares, less the applicable sales charge, are invested at the net asset value next determined after acceptance of the trade.
          All purchase orders received by the Distributor prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day are processed at that day’s offering price. However, orders received by the Distributor after the offering price is determined that day from dealers, brokers or certain retirement plans that have an agreement with the Adviser or the Distributor will receive such offering price if the orders were received by the dealer, broker or retirement plan from its customer prior to such determination and were transmitted to and received by the Distributor or the Transfer Agent prior to 9:30 a.m., Eastern time on the next business day. Purchase orders received on a day other than a regular business day will be executed on the next succeeding regular business day. The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended on any day on which the New York Stock Exchange is closed and, if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency that makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.
          Minimum Purchase Amounts. Except for purchases through the Allianz Funds and PIMCO Funds Auto-Invest plan, the Allianz Funds and PIMCO Funds Auto-Exchange plan, investments pursuant to the Uniform Gifts to Minors Act, tax-qualified plans and, to the extent agreed to by the Distributor, wrap programs referred to below under “Alternative Purchase Arrangements—Sales at Net Asset Value,” and purchases by certain registered representatives as described below under “Registered Representatives’ Investments,” the minimum initial investment in Class A, Class B or Class C shares of any Fund is $1,000, with a minimum additional investment of $50 per Fund, and there is no minimum initial or additional investment in Class R shares because Class R shares may only be purchased through omnibus accounts. For information about dealer commissions and other payments to dealers, see “Alternative Purchase Arrangements” below. Persons selling Fund shares may receive different compensation for selling Class A, Class B, Class C or Class R shares. Normally, Fund shares purchased through participating brokers are held in the investor’s account with that broker. No share certificates will be issued except, and to the extent, provided in the Retail Prospectus.
          Tax-Qualified Specified Benefit and Other Plans. The Distributor makes available specified benefit plan services and documents for Individual Retirement Accounts (IRAs), including Roth IRAs, for which Boston Safe Deposit & Trust Company serves as trustee and for IRA Accounts under the Internal Revenue Code of 1986, as amended (the “Code”). The Distributor makes available services and prototype documents for Simplified Employee Pension Plans (SEP). In addition, prototype documents are available for establishing 403(b)(7) custodial accounts with Boston Safe Deposit & Trust Company as custodian. This form of account is available to employees of certain non-profit organizations.
          For purposes of this section, a “Plan Investor” means any of the following: 401(k) plan, profit-sharing plan, money purchase pension plan, defined benefit plan, 457 plan, employer-sponsored 403(b) plan, non-qualified deferred compensation plan, health care benefit funding plan and specified benefit plans and accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or an Adviser to utilize Class R shares in certain investment products or programs, or other benefit plan specified as such by the Distributor. The term “Plan Investor” does not include an IRA, Roth IRA, SEP IRA, SIMPLE IRA, SAR-SEP IRA, 403(b)(7) custodial account, a Coverdell Education Savings Account or a College Access 529 Plan Account.
          The minimum initial investment for all Plan Investors, IRAs, Roth IRAs, SEP IRAs, SIMPLE IRAs, SAR-SEP IRAs and 403(b)(7) custodial accounts are set forth in the table under “Specified Benefit Account Minimums” below. For Plan Investors invested in a Fund through “omnibus” account arrangements, there is no minimum initial investment per plan participant. Instead, there is a minimum initial investment per plan, which is agreed upon by the Distributor and the financial intermediary maintaining the omnibus account. However, any Plan Investor that has existing positions in the Funds and that does not already maintain an omnibus account with a Fund and would like to invest in such Fund is subject to the minimum initial investment set forth in the table under “Specified Benefit Account Minimums” below.
          Allianz Funds and PIMCO Funds Auto-Invest. The Allianz Funds and PIMCO Funds Auto-Invest plan provides for periodic investments into a shareholder’s account with the Trust by means of automatic transfers of a designated amount from the shareholder’s bank account. The minimum investment for eligibility in the Allianz Funds and PIMCO Funds Auto-Invest plan is $1,000 per Fund. Investments may be made monthly or quarterly, and may be in any amount subject to a minimum of $50 per month for each Fund in which shares are purchased through the plan. Further information regarding the Allianz Funds and PIMCO Funds Auto-Invest plan is available from the Distributor or participating brokers. You may enroll by completing the appropriate section on the account application, or you may obtain an Auto-Invest application by calling the Distributor or your broker. The use of the Allianz Funds and PIMCO Funds Auto-Invest plan may be limited for certain Funds and/or share classes at the discretion of the Distributor.
          Registered Representatives’ Investments. Current registered representatives and other full-time employees of participating brokers or such persons’ spouses or trusts or custodial accounts for their minor children may purchase Class A shares at net asset value without a sales charge. The minimum initial investment in each case is $1,000 per Fund and the minimum subsequent investment is $50.
          Uniform Gifts to Minors Act Investments. For investments pursuant to the Uniform Gifts to Minors Act, the minimum initial investment in Class A, Class B and Class C shares of any Fund is $1,000, with a minimum additional investment of $50 per Fund.
          Allianz Funds and PIMCO Funds Auto-Exchange. The Allianz Funds and PIMCO Funds Auto-Exchange plan establishes regular, periodic exchanges from one Fund account to another Fund account. The plan provides for regular investments into a shareholder’s account in a specific Fund by means of automatic exchanges of a designated amount from another Fund account of the same class of shares and with identical account registration.
          Exchanges may be made monthly or quarterly, and may be in any amount subject to a minimum of $1,000 to open a new Fund account and of $50 for any existing Fund account for which shares are purchased through the plan.
          Further information regarding the Allianz Funds and PIMCO Funds Auto-Exchange plan is available from the Distributor at 1-800-426-0107 or participating brokers. You may enroll by completing an application, which may be obtained from the Distributor or by telephone request at 1-800-426-0107. The use of Allianz Funds and PIMCO Funds Auto-Exchange plan may be limited for certain Funds and/or other share classes at the option of the Distributor, and as set forth in the Retail Prospectus. For more information on exchanges, see “Exchange Privilege.”
          Allianz Funds and PIMCO Funds Fund Link. Allianz Funds and PIMCO Funds Fund Link (“Fund Link”) connects your Fund account(s) with a bank account. Fund Link may be used for subsequent purchases and for redemptions and other transactions described under “How to Redeem.” Purchase transactions are effected by electronic funds transfers from the shareholder’s account at a U.S. bank or other financial institution that is an Automated Clearing House (“ACH”) member. Investors may use Fund Link to make subsequent purchases of shares in any amount greater than $50. To initiate such purchases, call 1-800-426-0107. All such calls will be recorded. Fund Link is normally established within 45 days of receipt of a Fund Link application by Boston Financial Data Services, Inc. (the “Transfer Agent”), the Funds’ transfer agent for Class A, B, C and R shares. The minimum investment by Fund Link is $50 per Fund. Shares will be purchased on the regular business day the

Distributor receives the funds through the ACH system, provided the funds are received before the close of regular trading on the New York Stock Exchange. If the funds are received after the close of regular trading, the shares will be purchased on the next regular business day.
          Fund Link privileges must be requested on the account application. To establish Fund Link on an existing account, complete a Fund Link application, which is available from the Distributor or your broker, with signatures guaranteed from all shareholders of record for the account. See “Signature Guarantee” below. Such privileges apply to each shareholder of record for the account unless and until the Distributor receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new Fund Link application signed by all owners of record of the account, with all signatures guaranteed. The Distributor, the Transfer Agent and the Fund may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Fund reserves the right to amend, suspend or discontinue Fund Link privileges at any time without prior notice. Fund Link does not apply to shares held in broker “street name” accounts or in other omnibus accounts.
          Signature Guarantee. When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount.
          The Distributor reserves the right to modify its signature guarantee standards at any time. The Funds may change the signature guarantee requirements from time to time upon notice to shareholders, which may, but is not required to, be given by means of a new or supplemented Retail Prospectus. Shareholders should contact the Distributor for additional details regarding the Funds’ signature guarantee requirements.
          Account Registration Changes. Changes in registration or account privileges may be made in writing to the Transfer Agent. Signature guarantees may be required. See “Signature Guarantee” above. All correspondence must include the account number and must be sent to:
Regular Mail:
Allianz Global Investors Distributors LLC
P.O. Box 8050
Boston, MA 02266-8050
Overnight Mail:
Allianz Global Investors Distributors LLC
c/o Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021-2809
          Minimum Account Size — Class A, Class B and Class C Shares. Due to the relatively high cost to the Funds of maintaining small accounts, shareholders are asked to maintain an account balance in each Fund in which the shareholder invests at least the amount necessary to open the type of account involved. If a shareholder’s balance for any Fund is below such minimum for three months or longer, the Fund’s administrator shall have the right (except in the case of retirement accounts) to close that Fund account after giving the shareholder 60 days in which to increase his or her balance. The shareholder’s Fund account will not be liquidated if the reduction in size is due solely to market decline in the value of the shareholder’s Fund shares or if the aggregate value of the shareholder’s accounts (and the accounts of the shareholder’s spouse and his or her children under the age of 21 years), or all of the accounts of an employee benefits plan of a single employer, in Funds of the Trust, Allianz Funds Multi-Strategy Trust, PIMCO Funds and PIMCO Equity Series exceeds $50,000.
          Transfer on Death Registration. The Distributor may accept “transfer on death” (“TOD”) registration requests from investors. The laws of a state selected by the Distributor in accordance with the Uniform TOD Security Registration Act will govern the registration. The Distributor may require appropriate releases and indemnifications from investors as a prerequisite for permitting TOD registration. The Distributor may from time to time change these requirements (including by changes to the determination as to which state’s law governs TOD registrations).
          Summary of Minimum Investments and Account Size. The following table provides a summary of the minimum initial investment, minimum subsequent investment and minimum account size for each type of account (including Specified Benefit Accounts):

	Initial Minimum		Subsequent Minimum
Type of Account	Investment		Investment		Minimum Account Size
Regular/General Retail Accounts	$1,000	per Fund	$50	per Fund	$1,000
IRA	$1,000	per Fund	$50	per Fund	$1,000
Roth IRA	$1,000	per Fund	$50	per Fund	$1,000
UTMA	$1,000	per Fund	$50	per Fund	$1,000
UGMA	$1,000	per Fund	$50	per Fund	$1,000
Auto-Invest	$1,000	per Fund	$50	per Fund	$1,000
Auto-Exchange	$1,000	per Fund	$50	per Fund	$1,000
SEP IRA established on or before March 31, 2004	$50	per Fund/per participant	$0		$50
SEP IRA established after March 31, 2004	$1,000	per Fund/per participant	$0		$1,000
SIMPLE IRA*	$50	per Fund/per participant	$0		$50
SAR-SEP IRA*	$50	per Fund/per participant	$0		$50
403(b)(7) custodial account plan established on or before March 31, 2004	$50	per Fund/per participant	$0		$50
403(b)(7) custodial account plan established after March 31, 2004	$1,000	per Fund/per participant	$0		$1,000
Plan Investors held through omnibus accounts-
Plan Level	$0		$0		$0
Participant Level	$0		$0		$0
Plan Investors held through non-omnibus accounts (individual participant accounts) established on or before March 31, 2004	$50	per Fund	$0		$50
Plan Investors held through non-omnibus accounts (individual participant accounts) established after March 31, 2004	$1,000	per Fund	$0		$1,000

*	The minimums apply to existing accounts only. No new SIMPLE-IRA or SAR-SEP IRA accounts are being accepted.
Alternative Purchase Arrangements
          The Funds offer investors up to four classes of shares (Class A, Class B, Class C and Class R) in the Retail Prospectus. Class A, Class B and Class C shares bear sales charges in different forms and amounts and bear different levels of expenses, as described below. Class R shares do not bear a sales charge, but are subject to expenses that vary from those levied on Class A, Class B or Class C shares, and are available only to Class R Eligible Plans. Through the Institutional Prospectus, certain of the Funds currently offer up to four additional classes of shares in the United States: Class D, Class P, Institutional Class and Administrative Class shares. Class D shares are offered through financial intermediaries. Class P shares are offered primarily through certain asset allocation, wrap fee and other fee-based programs sponsored by broker-dealers and other financial intermediaries. Institutional Class shares are offered to pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and other high net worth individuals. Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries. Similar to Class R shares, Class D, Class P, Institutional Class and Administrative Class shares are sold without a sales charge and have different expenses than Class A, Class B, Class C and Class R shares. As a result of lower sales charges and/or operating expenses, Class D, Class P, Institutional

Class and Administrative Class shares are generally expected to achieve higher investment returns than Class A, Class B, Class C or Class R shares. To obtain more information about the other classes of shares, please call the Trust at 1-800-927-4648 (for Institutional Class, Administrative Class, and Class P shares) or the Distributor at 1-800-426-0107 (for Class D shares).
          The alternative purchase arrangements described in this Statement of Additional Information are designed to enable a retail investor to choose the method of purchasing Fund shares that is most beneficial to the investor based on all factors to be considered, including the amount and intended length of the investment, the particular Fund and whether the investor intends to exchange shares for shares of other Funds. Generally, when making an investment decision, investors should consider the anticipated life of an intended investment in the Funds, the size of the investment, the accumulated distribution and servicing fees plus CDSCs on Class B or Class C shares, the initial sales charge plus accumulated servicing fees on Class A shares (plus a CDSC in certain circumstances), the possibility that the anticipated higher return on Class A shares due to the lower ongoing charges will offset the initial sales charge paid on such shares, the automatic conversion of Class B shares into Class A shares and the difference in the CDSCs applicable to Class A, Class B and Class C shares.
          Investors should understand that initial sales charges, servicing and distribution fees and CDSCs are all used directly or indirectly to fund the compensation of financial intermediaries that sell Fund shares. Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive for recommending a particular share class over other share classes.
          Class A. The initial sales charge alternative (Class A) might be preferred by investors purchasing shares of sufficient aggregate value to qualify for reductions in the initial sales charge applicable to such shares. Similar reductions are not available on the contingent deferred sales charge alternative (Class B) or the asset-based sales charge alternative (Class C). Class A shares are subject to a servicing fee but are not subject to a distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase, not all of the purchase payment for Class A shares is invested initially. Class B and Class C shares might be preferable to investors who wish to have all purchase payments invested initially, although remaining subject to higher distribution and servicing fees and, for certain periods, being subject to a CDSC. An investor who qualifies for an elimination of the Class A initial sales charge should also consider whether he or she anticipates redeeming shares in a time period that will subject such shares to a CDSC as described below. See “Class A Deferred Sales Charge” below.
          Class B. Class B shares might be preferred by investors who intend to invest in the Funds for longer periods and who do not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Both Class B and Class C shares can be purchased at net asset value without an initial sales charge. However, unlike Class C shares, Class B shares convert into Class A shares after they have been held for a period of time. Class B shares of series of the Funds purchased after December 31, 2001 but before October 1, 2004 convert into Class A shares after the shares have been held for eight years. After the conversion takes place, the shares will no longer be subject to a CDSC, and will be subject to the servicing fees charged for Class A shares, which are lower than the distribution and servicing fees charged on either Class B or Class C shares. See “Deferred Sales Charge Alternative—Class B Shares” below.
          Class C. Class C shares might be preferred by investors who intend to purchase shares that are not of sufficient aggregate value to qualify for Class A sales charges of 1% or less and who wish to have all purchase payments invested initially. Class C shares are preferable to Class B shares for investors who intend to maintain their investment for intermediate periods and therefore may also be preferable for investors who are unsure of the intended length of their investment. Unlike Class B shares, Class C shares are not subject to a CDSC after they have been held for at least one year. However, because Class C shares do not convert into Class A shares, Class B shares are preferable to Class C shares for investors who intend to maintain their investment in the Funds for long periods. See “Asset-Based Sales Charge Alternative—Class C Shares” below.
          Class R. Only Class R Eligible Plans may purchase Class R shares. Class R shares might be preferred by a Class R Eligible Plan that intends to invest retirement plan assets held through omnibus accounts and does not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Class R shares are preferable to Class B and Class C shares because Class R shares are not subject to a CDSC and are subject to lower aggregate distribution and/or service (12b-1) fees and may be preferable to Class A shares because Class R shares are not subject to the initial sales charge imposed on Class A shares.
          In determining which class of shares to purchase, an investor should always consider whether any waiver or reduction of a sales charge or a CDSC is available. See generally “Initial Sales Charge Alternative—Class A Shares” and “Waiver of Contingent Deferred Sales Charges” below.
          The maximum purchase of Class B shares of a Fund in a single purchase is $49,999. The maximum purchase of Class C shares of a Fund in a single purchase is $499,999. If an investor intends to purchase Class B or Class C shares: (i) for more than one Fund and the aggregate purchase price for all such purchases will exceed $49,999 for Class B shares or $499,999 for Class C shares or (ii) for one Fund in a series of transactions and the aggregate purchase amount will exceed $49,999 for Class B shares or $499,999 for Class C shares, then in either such event the investor should consider whether purchasing another share class may be in the investor’s best interests. The Funds may refuse any order to purchase shares.
          For a description of the Distribution and Servicing Plans and distribution and servicing fees payable thereunder with respect to Class A, Class B, Class C and Class R shares, see “Distribution and Servicing (12b-1) Plans” in the Retail Prospectus.
Waiver of Contingent Deferred Sales Charges. The CDSC applicable to Class A and Class C shares is currently waived for:
(i) any partial or complete redemption in connection with (a) required minimum distributions to IRA account owners or beneficiaries who are age 70 1/2 or older or (b) distributions to participants in employer-sponsored retirement plans upon attaining age 59 1/2 or on account of death or permanent and total disability (as defined in Section 22(e) of the Code) that occurs after the purchase of Class A or Class C shares;
(ii) any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from an employer sponsored retirement plan;
(iii) any complete redemption in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer’s plan and the transfer to another employer’s plan or to an IRA;
(iv) any partial or complete redemption following death or permanent and total disability (as defined in Section 22(e) of the Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent or a legal entity that is other than an individual or the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability and provided the death or disability occurs after the purchase of the shares;
(v) any redemption resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA;
(vi) up to 10% per year of the value of a Fund account that (a) has the value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan;
(vii) redemptions by Trustees, officers and employees of any of the Trusts, and by directors, officers and employees of the Distributor, Allianz, Allianz Global Fund Management or Pacific Investment Management Company;
(viii) redemptions effected pursuant to a Fund’s right to involuntarily redeem a shareholder’s Fund account if the aggregate net asset value of shares held in such shareholder’s account is less than a minimum account size specified in the Retail Prospectus;
(ix) involuntary redemptions caused by operation of law;
(x) redemptions of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction;
(xi) redemptions by a shareholder who is a participant making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases;
(xii) redemptions effected by trustees or other fiduciaries who have purchased shares for employer-sponsored plans, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases;
(xiii) redemptions in connection with IRA accounts established with Form 5305-SIMPLE under the Code for which the Trust is the designated financial institution;

(xiv) a redemption by a holder of Class A or Class C shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (i.e., commissions or reallowances of initial sales charges and advancements of service and distribution fees); and
(xv) a redemption by a holder of Class A or Class C shares where, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.
          The CDSC applicable to Class B shares is currently waived for any partial or complete redemption in each of the following cases:
(i) in connection with required minimum distributions to IRA account owners or to plan participants or beneficiaries who are age 70 1/2 or older;
(ii) involuntary redemptions caused by operation of law;
(iii) redemption of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction;
(iv) following death or permanent and total disability (as defined in Section 22(e) of the Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent or a legal entity that is other than an individual or the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability and further provided the death or disability occurs after the purchase of the shares;
(v) up to 10% per year of the value of a Fund account that (a) has a value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan (See “Redemptions of Class A, Class B, Class C or Class R Shares”); and
(vi) redemptions effected pursuant to a Fund’s right to involuntarily redeem a shareholder’s Fund account if the aggregate net asset value of shares held in the account is less than a minimum account size specified in the Retail Prospectus.
          The Distributor may require documentation prior to waiver of the CDSC for any class, including distribution letters, certification by plan administrators, applicable tax forms, death certificates, physicians’ certificates (e.g., with respect to disabilities), etc.
          Exempt Transactions; No CDSCs or Payments to Brokers. Investors will not be subject to CDSCs, and brokers and dealers will not receive any commissions or reallowances of initial sales charges or advancements of service and distribution fees, on the transactions described below (which are sometimes referred to as “Exempt Transactions”):
•	A redemption by a holder of Class A or Class C shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (e.g., commissions and/or reallowances of initial sales charges and advancements of service and distribution fees).

•	A redemption by a holder of Class A or Class C shares where, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.

•	Transactions described under clause (A) of Note 4 to the tables in the subsection “Initial Sales Charge Alternative—Class A Shares.”
          Initial Sales Charge Alternative – Class A Shares. Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge. As indicated below under “Class A Deferred Sales Charge,” certain investors who purchase $1,000,000 or more of any Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of up to 1% if they redeem such shares during the first 18 months after their purchase.

			Discount or
			Commission to
	Sales Charge	Sales Charge	dealers as a % of
	as % of Net	as % of Public	Public Offering
Amount of Purchase	Amount Invested	Offering Price	Price*
$0–$49,999	5.82%	5.50%	4.75%
$50,000–$99,999	4.71%	4.50%	4.00%
$100,000–$249,999	3.63%	3.50%	3.00%
$250,000–$499,999	2.56%	2.50%	2.00%
$500,000–$999,999	2.04%	2.00%	1.75%
$1,000,000 +	0.00%	0.00%	0.00	%(1)

*	From time to time, these discounts and commissions may be increased pursuant to special arrangements between the Distributor and certain participating brokers.

(1)	The Distributor will pay a commission to dealers that sell amounts of $1,000,000 or more of Class A shares according to the following schedule: 1.00% of the first $2,000,000, 0.75% of amounts from $2,000,001 to $5,000,000, and 0.50% of amounts over $5,000,000. The Distributor will then also pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning in the thirteenth month after purchase. These payments are not made in connection with sales to employer-sponsored plans.
          Each Fund receives the entire net asset value of its Class A shares purchased by investors (i.e., the gross purchase price minus the applicable sales charge). The Distributor receives the sales charge shown above less any applicable discount or commission “reallowed” to participating brokers in the amounts indicated in the table above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular Fund during a particular period. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all or selected Funds purchased to each participating broker that obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.
          Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.
          Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A shares.
          These discounts and commissions may be increased pursuant to special arrangements from time to time agreed upon between the Distributor and certain participating brokers.
          Right of Accumulation and Combined Purchase Privilege (Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds (as defined below) into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sale charge on Class A shares (the “Right of Accumulation” or “Cumulative Quantity Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A, B, and C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor. An Eligible Fund is a Fund that offers Class A shares.
          The term “Qualifying Investor” refers to:
(i)	an individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member)
or
(ii)	a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved
or
(iii)	an employee benefit plan of a single employer.

*	For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

          Shares purchased or held through a Plan Investor or any other employer-sponsored benefit program do not count for purposes of determining whether an investor qualifies for a Cumulative Quantity Discount.
          Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment amount allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. At the investor’s option, a Letter of Intent may include purchases of Class A shares of any Eligible Fund made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter of Intent will not be adjusted. In making computations concerning the amount purchased for purpose of a Letter of Intent, any redemptions during the operative period are deducted from the amount invested.
          Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Eligible Funds under a single Letter of Intent. For example, if at the time you sign a Letter of Intent to invest at least $100,000 in Class A shares of any Eligible Fund, you and your spouse each purchase Class A shares of the AGIC Growth Fund worth $30,000 (for a total of $60,000), it will only be necessary to invest a total of $40,000 during the following 13 months in Class A shares of any of the Eligible Funds to qualify for the 3.50% sales charge on the total amount being invested.
          A Letter of Intent is not a binding obligation to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Eligible Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.
          If an investor wishes to enter into a Letter of Intent in conjunction with your initial investment in Class A shares of a Fund, the investor should complete the appropriate portion of the account application. A current Class A shareholder desiring to do so may obtain a form of Letter of Intent by contacting the Distributor at 1-800-426-0107 or any broker participating in this program.
          Shares purchased or held through a Plan Investor or any other employer-sponsored benefit program do not count for purposes of determining whether an investor has qualified for a reduced sales charge through the use of a Letter of Intent.
          Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at net asset value without any sales charge, provided that such reinvestment is made within 120 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined. See “How Fund Shares Are Priced” in the Retail Prospectus. A reinstatement pursuant to this privilege will not cancel the redemption transaction and, consequently, any gain or loss so realized may be recognized for federal tax purposes except that no loss may be recognized to the extent that the proceeds are reinvested in shares of the same Fund within 30 days. The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limit in connection with transactions whose sole purpose is to transfer a shareholder’s interest in a Fund to his Individual Retirement Account or other qualified retirement plan account. An investor may exercise the reinstatement privilege by written request sent to the Distributor or to the investor’s broker.
          Sales at Net Asset Value. Each Fund may sell its Class A shares at net asset value without a sales charge to
(i) current or retired officers, trustees, directors or employees of the Trust, the Allianz Funds Multi-Strategy Trust, the PIMCO Funds, PIMCO Equity Series, Allianz, Allianz Global Fund Management, Pacific Investment Management Company or the Distributor, other affiliates of Allianz Global Fund Management and funds advised or subadvised by any such affiliates, in any case at the discretion of Allianz Global Fund Management, Pacific Investment Management Company or the Distributor; a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons, or any trust, profit-sharing or pension plan for the benefit of any such person and to any other person if the Distributor anticipates that there will be minimal sales expenses associated with the sale;
(ii) current registered representatives and other full-time employees of participating brokers or such persons’ spouses or for trust or custodial accounts for their minor children;

(iii) trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations, the trustee, administrator, recordkeeper, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor, Allianz Global Fund Management or Pacific Investment Management Company with respect to such purchases (including provisions related to minimum levels of investment in a Trust), and to participants in such plans and their spouses purchasing for their account(s) or IRAs;
(iv) participants investing through accounts known as “wrap accounts” established with brokers or dealers approved by the Distributor where such brokers or dealers are paid a single, inclusive fee for brokerage and investment management services;
(v) client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which the Distributor, Allianz Global Fund Management or Pacific Investment Management Company has an agreement for the use of a Fund in particular investment products or programs or in particular situations;
(vi) accounts for which the company that serves as trustee or custodian either (a) is affiliated with Allianz Global Fund Management or Pacific Investment Management Company or (b) has a specific agreement to that effect with the Distributor; and
(vii) investors who purchase shares in “Exempt Transactions,” as described under “Exempt Transactions; No CDSCs or Payments to Brokers” above.
          The Distributor will only pay service fees and will not pay any initial commission or other fees to dealers upon the sale of Class A shares to the purchasers described in sub-paragraphs (i) through (vii) above except that the Distributor will pay initial commissions to any dealer for sales to purchasers described under sub-paragraph (iii) above provided such dealer has a written agreement with the Distributor specifically providing for the payment of such initial commissions.
          Notification of Distributor. In many cases, neither the Trusts, the Distributor nor the Transfer Agent will have the information necessary to determine whether a quantity discount or reduced sales charge is applicable to a purchase. An investor or participating broker must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount, including such information as is necessary to obtain any applicable “combined treatment” of an investor’s holdings in multiple accounts. Upon such notification, the investor will receive the lowest applicable sales charge. For investors investing in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper quantity discount or reduced sales charge. The quantity discounts and commission schedules described above may be modified or terminated at any time.
          Class A Deferred Sales Charge. For purchases of Class A shares of all Funds, investors who purchase $1,000,000 or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% CDSC if such shares are redeemed within 18 months of their purchase. The CDSCs described in this paragraph are sometimes referred to as the “Class A CDSC.” The Class A CDSC does not apply to investors purchasing any Fund’s Class A shares if such investors are otherwise eligible to purchase Class A shares without any sales charge because they are described under “Sales at Net Asset Value” above.
          For purchases subject to the Class A CDSC, a CDSC will apply for any redemption of such Class A shares that occurs within 18 months of their purchase. No CDSC will be imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of Class A shares that will incur the lowest CDSC. Any CDSC imposed on a redemption of Class A shares is paid to the Distributor. The manner of calculating the CDSC on Class A shares is described below under “Calculation of CDSC on Shares Purchased After December 31, 2001.”
          The Class A CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.” For more information about the Class A CDSC, call the Distributor at 1-800-426-0107.
          For Class A shares outstanding for 18 months or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% of the net asset value of such shares.

          Deferred Sales Charge Alternative – Class B Shares. Class B shares are sold at their current net asset value without any initial sales charge. The full amount of an investor’s purchase payment will be invested in shares of the Fund(s) selected.
          Calculation of CDSC on Shares Purchased After December 31, 2001. A CDSC may be imposed on Class A, Class B or Class C shares under certain circumstances. A CDSC is imposed on shares redeemed within a certain number of years after their purchase. When shares are redeemed, any shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, the CDSC will be based on either the shareholder’s original per-share purchase price or the then current net asset value of the shares being sold, whichever is lower. CDSCs will be deducted from the proceeds of the shareholder’s redemption, not from the amounts remaining in the shareholder’s account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares that will incur the lowest CDSC. The method of calculating the CDSC is different from that described above for purchases of shares on or before December 31, 2001, as described below under “Calculation of CDSC on Shares Purchased On or Before December 31, 2001.” Class B shares are not available for purchase by employer sponsored retirement plans.
          Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor purchased the shares being redeemed.
          Class B shares are subject to higher distribution fees than Class A shares for a fixed period after their purchase, after which they automatically convert to Class A shares and are no longer subject to such higher distribution fees. Class B shares automatically convert into Class A shares after they have been held for seven years (eight years for Class B shares purchased after December 31, 2001 but before October 1, 2004).
          For sales of Class B shares made and services rendered to Class B shareholders, the Distributor intends to make payments to participating brokers, at the time a shareholder purchases Class B shares, of 4.00% of the purchase amount for each of the Funds. For Class B shares outstanding for one year or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% of the net asset value of such shares. Financial intermediaries that receive distribution and/or servicing fees may in turn pay and/or reimburse all or a portion of those fees to their customers. During such periods as may from time to time be designated by the Distributor, the Distributor will pay selected participating brokers an additional amount of up to 0.50% of the purchase price on sales of Class B shares of all or selected Funds purchased to each participating broker that obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.
          The Class B CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.” For more information about the Class B CDSC, call the Distributor at 1-800-426-0107.
          Calculation of CDSC on Shares Purchased On or Before December 31, 2001. The manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) purchased before December 31, 2001 differs from that described above under “Calculation of CDSC on Shares Purchased After December 31, 2001.” A CDSC will be imposed on Class B shares if an investor redeems an amount that causes the current value of the investor’s account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. It is assumed that the shareholder will redeem first the lot of shares that will incur the lowest CDSC. In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class B shares in the shareholder’s account for the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class B shares is paid to the Distributor.
          The manner of calculating the CDSC on Class B shares purchased after December 31, 2001 differs and is described above.
          For investors investing in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.
          Except as otherwise disclosed herein or in the Retail Prospectus, Class B shares that are received in an exchange will be subject to a CDSC to the same extent as the shares exchanged. In addition, Class B shares that are received in an exchange will convert into Class A shares at the same time as the original shares would have converted into Class A shares. For example, Class B shares of the Trust purchased on or after October 1, 2004, will convert into Class A shares after the fifth year. Class C shares received in exchange for Class C shares with a different CDSC period will have the same CDSC period as the shares exchanged. Furthermore, shares that are received in an exchange will be subject to the same CDSC calculation as the shares exchanged. In other words, shares received in exchange for shares purchased after December 31, 2001 will be subject to the same manner of CDSC calculation as the shares exchanged.
          Conversion of Class B Shares Purchased Through Reinvestment of Distributions. For purposes of determining the date on which Class B shares convert into Class A shares, a Class B share purchased through the reinvestment of dividends or capital gains distributions (a “Distributed Share”) will be considered to have been purchased on the purchase date (or deemed purchase date) of the Class B share through which such Distributed Share was issued.
Asset-Based Sales Charge Alternative – Class C Shares. Class C shares are sold at their current net asset value without any initial sales charge. A CDSC is imposed if an investor redeems Class C shares within a certain time period after their purchase. When shares are redeemed, any shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, the CDSC will be based on either the shareholder’s original per-share purchase price or the then current net asset value of the shares being sold, whichever is lower. CDSCs will be deducted from the proceeds of the shareholder’s redemption, not from the amounts remaining in the shareholder’s account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares that will incur the lowest CDSC. All of an investor’s purchase payments are invested in shares of the Fund(s) selected.
          Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed.
          Any CDSC imposed on a redemption of Class C shares is paid to the Distributor. For investors investing in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed. Unlike Class B shares, Class C shares do not automatically convert to any other class of shares of the Funds.
          The manner of calculating the CDSC on Class C shares is the same as that of Class B shares purchased after December 31, 2001, as described above under “Calculation of CDSC on Shares Purchased After December 31, 2001.” Except as described below, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make payments to participating brokers, at the time the shareholder purchases Class C shares, of 1.00% (representing 0.75% distribution fees and 0.25% servicing fees) of the purchase amount for all Funds. For sales of Class C shares made to participants making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases, no payments are made at the time of purchase. For Class C shares sold before January 1, 2010, the Distributor expects to make annual payments to participating brokers at the rate of 0.90% for certain Funds, and 1.00% for the remainder of the Funds, as indicated in the chart below. For Class C shares sold on or after January 1, 2010, the Distributor expects to make annual payments to participating brokers at the rate of 1.00% for all Funds. This change will not impact the Rule 12b-1 fees or other fees or expenses paid by shareholders. Financial intermediaries that receive distribution and/or service fees may in turn pay and/or reimburse all or a portion of these fees to their customers. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class C shares of all or selected Funds purchased to each participating broker that obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.
          In addition, after the time of shareholder purchase for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make annual payments to participating brokers as follows:

	Annual	Annual
Fund	Service Fee*	Distribution Fee*	Total
AGIC Global, AGIC Pacific Rim, RCM Global Resources, RCM Global Small-Cap, RCM Disciplined International Equity, RCM Technology and RCM Wellness Funds	0.25%	0.75%	1.00%
All other Funds	0.25%	0.65%	0.90%

*	Paid with respect to shares outstanding for one year or more (or a shorter period if the Distributor has an agreement with the broker to that effect) so long as such shares remain outstanding, and calculated as a percentage of the net asset value of such shares.

The Class C CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.” For more information about the Class C CDSC, contact the Distributor at 1-800-426-0107.
          No Sales Charge Alternative – Class R Shares. Class R shares are sold at their current net asset value without any initial sales charge. The full amount of the investor’s purchase payment will be invested in shares of the Fund(s). Class R shares are not subject to a CDSC upon redemption by an investor. For sales of Class R shares made and services rendered to Class R shareholders, the Distributor expects to make payments to participating brokers and, with respect to servicing fees, other financial intermediaries (which may include specified benefit plans, their service providers and their sponsors), at the time the shareholder purchases Class R shares, of up to 0.50% (representing up to 0.25% distribution fees and up to 0.25% servicing fees) of the purchase.
          Information For All Share Classes. Brokers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients’ return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trusts’ Transfer Agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients’ accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.
Exchange Privilege
          Except with respect to exchanges for shares of Funds for which sales may be suspended to new investors or as provided in the Retail Prospectus or in this Statement of Additional Information, a shareholder may exchange Class A, Class B, Class C and Class R shares of any Fund for the same Class of shares of any other Fund in an account with identical registration on the basis of their respective net asset values. For Class R shares, specified benefit plans may also limit exchanges to Funds offered as investment options in the plan and exchanges may only be made through the plan administrator. Shares of one Class of a Fund may also be exchanged directly for shares of another Class of the same Fund, as described (and subject to the conditions and restrictions set forth) under “Distribution of Trust Shares—Purchases, Exchanges and Redemptions” in this Statement of Additional Information. There are currently no other exchange fees or charges. Exchanges are subject to any minimum initial purchase requirements for each share class of each Fund, except with respect to exchanges effected through the Trusts’ Auto-Exchange plan. An exchange will constitute a taxable sale for federal income tax purposes.
          Investors who maintain their account with the Distributor may exchange shares by a written exchange request sent to Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050 or, unless the investor has specifically declined telephone exchange privileges on the account application or elected in writing not to utilize telephone exchanges, by a telephone request to the Distributor at 1-800-426-0107. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller’s telephone instructions, will provide written confirmations of such transactions and will record telephone instructions. Exchange forms are available from the Distributor at 1-800-426-0107 and may be used if there will be no change in the registered name or address of the shareholder. Changes in registration information or account privileges may be made in writing to the Transfer Agent, Boston Financial Data Services, Inc., at Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050 or by use of forms that are available from the Distributor. A signature guarantee is required. See “How to Buy Shares—Signature Guarantee.” Telephone exchanges for all Funds may be made between 9:00 a.m., Eastern time and the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on any day the Exchange is open (generally weekdays other than normal holidays).
          The Trusts reserve the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of an Adviser or a Fund’s Sub-Adviser, such transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by an Adviser to be detrimental to a Trust or a particular Fund. Although the Trusts have no current intention of terminating or modifying the exchange privilege, each reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, each Trust will give 60 days’ advance notice to shareholders of any termination or material modification of the exchange privilege. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners. For further information about exchange privileges, contact your participating broker or call the Distributor at 1-800-426-0107.
          With respect to Class B and Class C shares, or Class A shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, any portion of the investment exchanged will be from the lot of shares that would incur the lowest CDSC if such shares were being redeemed rather than exchanged.
          Except as otherwise disclosed in the Retail Prospectus, shares that are received in an exchange will be subject to the same CDSC as the shares exchanged. For example, Class C shares that have a twelve-month CDSC period received in exchange for Class C shares that have an eighteen-month CDSC period will have the same CDSC period as the shares exchanged (in this case, eighteen months). Note, however, effective January 1, 2010, any Class C shares owned on that date or purchased thereafter will only be subject to a CDSC if redeemed during the first twelve months.
          Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption.
          Investors may also select the Allianz Funds and PIMCO Funds Auto-Exchange plan, which establishes automatic periodic exchanges. For further information on automatic exchanges see “How to Buy Shares—Allianz Funds and PIMCO Funds Auto-Exchange” above.
How to Redeem
Redemptions of Class A, Class B, Class C or Class R Shares
          Class A, Class B, Class C or Class R shares may be redeemed through a participating broker, by telephone, by submitting a written redemption request directly to the Transfer Agent (for non-broker accounts) or through an Automatic Withdrawal Plan or Allianz Funds and PIMCO Funds Fund Link, if available. Class R shares may be redeemed only through the plan administrator, and not directly by the plan participant.
          A CDSC may apply to a redemption of Class A, Class B or Class C shares. See “Alternative Purchase Arrangements” above. Shares are redeemed at their net asset value next determined after a redemption request has been received as described below, less any applicable CDSC. There is no charge by the Distributor (other than an applicable CDSC) with respect to a redemption; however, a participating broker who processes a redemption for an investor may charge customary commissions for its services (which may vary). Dealers and other financial services firms are obligated to transmit orders promptly. Requests for redemption received by dealers or other firms prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day and received by the Distributor prior to the close of the Distributor’s business day will be confirmed at the net asset value effective at the closing of the Exchange on that day, less any applicable CDSC.
          Other than an applicable CDSC, a shareholder will not pay any special fees or charges to a Trust or the Distributor when the shareholder sells his or her shares. However, if a shareholder sells his or her shares through a broker, dealer or other financial intermediary, that firm may charge the shareholder a commission or other fee for processing the shareholder’s redemption request.
          Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency that makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trusts may suspend redemptions or postpone payments for more than seven days, as permitted by law.
          Direct Redemption. A shareholder’s original account application permits the shareholder to redeem by written request and by telephone (unless the shareholder specifically elects not to utilize telephone redemptions) and to elect one or more of the additional redemption procedures described below. A shareholder may change the instructions indicated on his original account application, or may request additional redemption options, only by transmitting a written direction to the Transfer Agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.
          Redemption proceeds will normally be mailed to the redeeming shareholder within seven days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.
          Written Requests. To redeem shares in writing (whether or not represented by certificates), a shareholder must send the following items to the Transfer Agent, Boston Financial Data Services, Inc., at Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050:
(1)	a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2)	for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “How to Buy Shares—Signature Guarantee”;

(3)	any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4)	any additional documents that may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record.
          Transfers of shares are subject to the same requirements. A signature guarantee is not required for a redemption requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, shareholders having any questions about these requirements should contact the Transfer Agent in writing or call the Distributor at 1-800-426-0107 before submitting a request. Redemption or transfer requests will not be honored until all required documents have been completed by the shareholder and received by the Transfer Agent. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.
          If the proceeds of the redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described above, except that the Distributor may waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified specified benefit plan, the administrator for which has an agreement with the Distributor.
          Telephone Redemptions. Each Trust accepts telephone requests for redemption of uncertificated shares, except for investors who have specifically declined telephone redemption privileges on the account application or elected in writing not to utilize telephone redemptions. The proceeds of a telephone redemption will be sent to the record shareholder at his record address. Changes in account information must be made in a written authorization with a signature guarantee. See “How to Buy Shares—Signature Guarantee.” Telephone redemptions will not be accepted during the 30-day period following any change in an account’s record address. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.
          By completing an account application, an investor agrees that the Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. Each Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner’s broker where the owner has not declined in writing to utilize this service. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller’s telephone instructions, will provide written confirmations of such transactions and will record telephone instructions.
          A shareholder making a telephone redemption should call the Distributor at 1-800-426-0107 and state (i) the name of the shareholder as it appears on the Transfer Agent’s records, (ii) his account number with the Trust, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the investor on the next Trust business day after the redemption is effected, provided the redemption request is received prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange that day. If the redemption request is received after the close of the New York Stock Exchange, the redemption is effected on the following Trust business day at that day’s net asset value and the proceeds are usually sent to the investor on the second following Trust business day. Each Trust reserves the right to terminate or modify the telephone redemption service at any time. During times of severe disruptions in the securities markets, the volume of calls may make it difficult to redeem by telephone, in which case a shareholder may wish to send a written request for redemption as described under “Written Requests” above. Telephone communications may be recorded by the Distributor or the Transfer Agent.
          Fund Link Redemptions. If a shareholder has established Fund Link, the shareholder may redeem shares by telephone and have the redemption proceeds sent to a designated account at a financial institution. Fund Link is normally established within 45 days of receipt of a Fund Link application by the Transfer Agent. To use Fund Link for redemptions, call the Distributor at 1-800-426-0107. Subject to the limitations set forth above under “Telephone Redemptions,” the Distributor, a Trust and the Transfer Agent may rely on instructions by any registered owner believed to be genuine and will not be responsible to any shareholder for any loss, damage or expense arising out of such instructions. Requests received by the Transfer Agent prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a business day will be processed at the net asset value on that day and the proceeds (less any CDSC) will normally be sent to the designated bank account on the following business day and received by the bank on the second or third business day. If the redemption request is received after the close of regular trading on the New York Stock Exchange, the redemption is effected on the following business day. Shares purchased by check may not be redeemed through Fund Link until such shares have been owned (i.e., paid for) for at least 15 days. Fund Link may not be used to redeem shares held in certificated form.
          Changes in bank account information must be made by completing a new Fund Link application, signed by all owners of record of the account, with all signatures guaranteed. See “How to Buy Shares—Signature Guarantee.” See “How to Buy Shares—Allianz Funds and PIMCO Funds Fund Link” for information on establishing the Fund Link privilege. Any of the Trusts may terminate the Fund Link program at any time without notice to its shareholders. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator. Fund Link may not be available to all Funds and/or share classes at the option of the Distributor.
          Redemptions. A shareholder may redeem shares by telephone automatically by calling 1-800-223-2413 and the Fund will send the proceeds directly to the shareholder’s Fund bank account. Please refer to “How to Redeem” for details. Plan participants must process their transactions through their plan administrator.
          Expedited Wire Transfer Redemptions. If a shareholder has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by federal wire transfer to a single previously designated bank account. Requests received by a Trust prior to the close of the New York Stock Exchange will result in shares being redeemed that day at the next determined net asset value (less any CDSC, if applicable). Normally the proceeds will be sent to the designated bank account the following business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Trust for up to seven days if the Distributor deems it appropriate under then current market and other conditions. Once authorization is on file with a Trust, such Trust will honor requests by any person identifying himself as the owner of an account or the owner’s broker by telephone at 1-800-426-0107 or by written instructions. A Trust cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. None of the Trusts currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder’s bank. The minimum amount that may be wired is $2,500. Each Trust reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned (i.e., paid for) for at least 15 days. Expedited wire transfer redemptions may be authorized by completing a form available from the Distributor. Wire redemptions may not be used to redeem shares in certificated form. To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request with signatures guaranteed to Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050. See “How to Buy Shares—Signature Guarantee.” This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.
          Certificated Shares. The Trust no longer issues shares certificates. To redeem shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “How to Buy Shares—Signature Guarantee,” above. Further documentation may be requested from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians (“institutional account owners”). The redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.
          Automatic Withdrawal Plan. An investor who owns or buys shares of a Fund having a net asset value of $10,000 or more may open an Automatic Withdrawal Plan and have a designated sum of money paid monthly (or quarterly) to the investor or another person. Such a plan may be established by completing the appropriate section of the account application or by obtaining an Automatic Withdrawal Plan application from the Distributor or your broker. If an Automatic Withdrawal Plan is set up after the account is established providing for payment to a person other than the record shareholder or to an address other than the address of record, a signature guarantee is required. See “How to Buy Shares—Signature Guarantee.” In the case of Uniform Gifts to Minors or Uniform Transfers to Minors accounts, the application must state that the proceeds will be for the beneficial interest of the minor. Class A, Class B and Class C shares of any Fund are deposited in a plan account and all distributions are reinvested in additional shares of the particular class of the Fund at net asset value. Shares in a plan account are then redeemed at net asset value (less any applicable CDSC) to make each withdrawal payment. Any applicable CDSC may be waived for certain redemptions under an Automatic Withdrawal Plan. See “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.”
          Redemptions for the purpose of withdrawals are ordinarily made on the business day selected by the investor at that day’s closing net asset value. Checks are normally mailed on the following business day. If the date selected by the investor falls on a weekend or holiday, the Transfer Agent will normally process the redemption on the preceding business day. Payment will be made to any person the investor designates; however, if the shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to the designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with an Automatic Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous to the investor because of the CDSC that may become payable on such withdrawals in the case of Class A, Class B or Class C shares and because of the initial sales charge in the case of Class A shares. For this reason, the minimum investment accepted for a Fund while an Automatic Withdrawal Plan is in effect for that Fund is $1,000, and an investor may not maintain a plan for the accumulation of shares of the Fund (other than through reinvestment of distributions) and an Automatic Withdrawal Plan at the same time. The Trusts or the Distributor may terminate or change the terms of the Automatic Withdrawal Plan at any time.
          Because the Automatic Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Trusts and the Distributor make no recommendations or representations in this regard.
DISCLOSURE OF PORTFOLIO HOLDINGS
          The Board of Trustees has adopted, on behalf of the Funds, policies and procedures relating to disclosure of a Fund’s portfolio securities. These policies and procedures are designed to protect the confidentiality of each Fund’s portfolio holdings information and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board of Trustees.
          Each Fund may disclose portfolio holdings information as required by applicable law or as requested by governmental authorities. In addition, Allianz Global Fund Management will post portfolio holdings information on its website at www.allianzinvestors.com. This website will contain each Fund’s complete schedule of portfolio holdings as of the last day of the most recent month end. Allianz Global Fund Management will post this information on the website approximately five (5) business days after a month’s end, and such information will remain accessible on the website until the Funds file a Form N-Q or Form N-CSR on the SEC’s EDGAR website for the period that includes the date of the information. For each portfolio security (not including cash positions), the posted information will include such information about each holding as may be determined by the Adviser from time to time. If a Fund’s portfolio holdings information is disclosed to the public (either through a filing on the SEC’s EDGAR website or otherwise) before the disclosure of that information on the Adviser’s website, the Fund may post such information on the Adviser’s website.
          Portfolio holdings of each Fund will also be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year ending June 30 will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the fiscal quarter ending September 30 will be filed on Form N-Q; (iii) portfolio holdings as of the end of the six-month period ending December 31 will be filed as part of the semi-annual report filed on Form N-CSR; and (iv) portfolio holdings as of the end of the fiscal quarter ending March 31 will be filed on Form N-Q. The Trust’s Form N-CSRs and Form N-Qs will be available on the SEC’s website at www.sec.gov.
          Disclosure of a Fund’s portfolio holdings information that is not publicly available (“Confidential Portfolio Information”) may be made to the Adviser or Sub-Advisers (together, the “Investment Managers”) or to the Fund’s principal underwriter or Allianz Global Investors of America L.P. and its subsidiaries who provide services to the Funds. In addition, to the extent permitted under applicable law, each Investment Manager may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the relevant Fund’s service providers (such as custodial services, pricing services, proxy voting services, accounting and auditing services and research and trading services) that require access to such information in order to fulfill their contractual duties with respect to the Fund (“Service Providers”) and to facilitate the review of a Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the Investment Managers believe is reasonably necessary in connection with the services to be provided. Except to the extent permitted under the Funds’ portfolio holdings disclosure policies and procedures, Confidential Portfolio Information may not be disseminated for compensation or other consideration.
          Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the Investment Manager’s Chief Compliance Officer (or persons designated by the Investment Manager’s Chief Compliance Officer) must determine that, under the circumstances, disclosure is in or not opposed to the best interests of the relevant Fund’s shareholders. Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement or other duty of confidentiality that prohibits any trading upon the Confidential Portfolio Information.
          The Funds have ongoing arrangements to make Confidential Portfolio Information available to the following Service Providers or Rating Agencies:

Name of Vendor	Type of Service	Frequency	Lag Time
Abel Noser	Post-trade analytics	quarterly	1 week

Advent	Axys: portfolio accounting system. Moxy: trade order management system. Warehouse: data storage technology	daily	n/a

Advent Hub Data	Corporate actions	daily	n/a

Bank of New York	Back-office outsourcing service provider	daily	n/a

Bingham McCutchen LLP	Legal counsel	varied	n/a

Bloomberg	Trading system and compliance monitoring	daily	n/a

Compliance Tools	CCH iTrade – software used to monitor employee trading	varied	n/a

Dresdner Bank	Securities lending	daily	n/a

Electra Information Systems	Securities transaction and asset reconciliation system	daily	n/a

Ernst & Young LLP	Independent Registered public accounting firm	varied	n/a

Eze Castle	Order management system and compliance module	varied	n/a

FactSet	Analytics and portfolio attribution	daily	n/a

Name of Vendor	Type of Service	Frequency	Lag Time
Glass, Lewis & Co.	Proxy voting	daily	n/a

Global Link- FX Connect	Research, analytics and portfolio data integration and reporting	daily	n/a

IDS GmbH	Analysis and reporting services	daily	n/a

Infinity Information Systems (SalesLogix)	Client account tracking software	daily	n/a

ITG Solutions Network (Plexus)	Trade execution analysis	daily	n/a

Latent Zero Consulting	Sentinel – software used to track client investment restrictions	daily	n/a

Latent Zero Consulting	Trade order management system	varied	n/a

[•]	Independent registered public accounting firm	varied	n/a

Risk Metrics Group	Proxy voting services	daily	n/a

Ropes & Gray LLP	Legal counsel	varied	n/a

Securities Class Action Services	Class action services	monthly	2 weeks

SS&C Technologies	Portfolio accounting services	daily	n/a

State Street Bank and Trust Co.	Custodial and accounting services	daily	n/a

Sungard	Trade data processing	daily	n/a

Thomson Financial (ILX)	ILX – quotation service and analysis	daily	n/a
          Exceptions to these procedures may only be made if the Trust’s Chief Executive Officer and Chief Compliance Officer determine that, under the circumstances, such exceptions are in or not opposed to the best interests of the Funds and if the recipients are subject to a confidentiality agreement or other duty of confidentiality that prohibits any trading upon the Confidential Portfolio Information. All exceptions must be reported to the Board of Trustees at its next regularly scheduled meeting.
          In addition, certain Sub-Advisers may provide investment recommendations to the managers or sponsors of managed or “wrap” accounts (collectively, a “non-discretionary accounts”), usually in the form of a “model” portfolio. To the extent a nondiscretionary account employs investment strategies that are substantially similar or identical to those employed by a Fund, the Sub-Adviser’s portfolio recommendations to the non-discretionary account may result in portfolio holdings that are substantially similar and, in certain cases, nearly identical, to those of the Fund. As a result, any persons with access to portfolio holdings information regarding such a non-discretionary account may indirectly acquire information about the portfolio holdings of, or transactions by, the Fund with similar or identical portfolio holdings.
          The Investment Managers shall have primary responsibility for ensuring that a Fund’s portfolio holdings information is only disclosed in accordance with the policies described above. As part of this responsibility, the Investment Managers must maintain such internal informational barriers as they believe are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information
          Other registered investment companies that are advised or sub-advised by the Adviser or the Sub-Adviser may be subject to different portfolio holdings disclosure policies, and neither the Adviser nor the Board of Trustees of the Trust exercises control over such policies or disclosure. In addition, separate account clients of the Adviser and a Sub-Adviser have access to their portfolio holdings and are not subject to the Funds’ portfolio holdings disclosure policies. Some of the registered investment companies that are advised or sub-advised by the Adviser or a Sub-Adviser and some of the separate accounts managed by the Adviser or a Sub-Adviser have investment objectives and strategies that are substantially similar or identical to the Funds’, and therefore potentially substantially similar, and in certain cases nearly identical, portfolio holdings, as certain Funds.
PORTFOLIO TRANSACTIONS AND BROKERAGE
Investment Decisions and Portfolio Transactions
          Investment decisions for the Trust and for the other investment advisory clients of the Adviser and Sub-Advisers are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Some securities considered for investment by the Funds may also be appropriate for other clients served by the Adviser or Sub-Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of a Fund in determining whether the allocation of an investment is suitable. As a result, larger funds may become more concentrated in more liquid securities than smaller funds or private accounts of the Adviser or Sub-Adviser pursuing a small capitalization investment strategy, which could adversely affect performance. The Adviser or Sub-Adviser may aggregate orders for the Funds with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security and the transactions are therefore aggregated, in which event each day’s aggregated transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner that, in the Adviser’s or Sub-Adviser’s opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Funds.
          In addition, as noted above under “Disclosure of Portfolio Holdings,” a Sub-Adviser may provide investment recommendations to the managers or sponsors of non-discretionary accounts, and the Sub-Adviser’s portfolio recommendations to such a non-discretionary account may result in portfolio holdings that are substantially similar and, in certain cases, nearly identical, to those of a Fund. In an effort to provide fair and equitable treatment in the execution of trades and to ensure that a Fund and a similar non-discretionary account normally will not have competing trades outstanding, the Sub-Adviser may implement rotation procedures for alternating between executing trades for the Fund (and other similarly managed funds and accounts) and notifying the manager/sponsor of the non-discretionary account of changes in the Sub-Adviser’s portfolio recommendations (other than in connection with transactions resulting from account rebalancing or account cash flows).
Brokerage and Research Services
          There is generally no stated commission in the case of fixed-income securities and other securities traded on a principal basis in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.
          Each Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for a Fund through a substantial number of brokers and dealers. In so doing, the Sub-Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Sub-Adviser, having in mind the Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.
          For the fiscal years ended June 30, 2010, June 30, 2009 and June 30, 2008, the following amounts of brokerage commissions were paid by the Funds (those Funds that had not yet commenced operations during the periods shown are not included):

	Year Ended	Year Ended	Year Ended
Fund	6/30/10	6/30/09	6/30/08
Allianz Global Investors Value Fund(1)	[•]	$1,011,195	$3,039,756
CCM Capital Appreciation Fund	[•]	3,075,848	3,160,060
CCM Emerging Companies Fund	[•]	923,509	1,504,125
CCM Focused Growth Fund	[•]	261,537	204,103
CCM Mid-Cap Fund	[•]	3,147,415	3,418,372
AGIC Emerging Markets Opportunities Fund	[•]	399,627	832,912
AGIC Global Fund	[•]	124,413	151,164
AGIC Systematic Growth Fund	[•]	68,360	22,185
AGIC Income & Growth	[•]	37,195	24,254
AGIC International Fund	[•]	816,503	2,657,521
AGIC Mid-Cap Growth Fund	[•]	15,854	25,706
AGIC Pacific Rim Fund	[•]	463,764	1,300,074
NFJ All-Cap Value Fund	[•]	37,692	33,068
NFJ Dividend Value Fund(1)	[•]	7,637,654	4,461,788
NFJ International Value Fund	[•]	2,118,568	1,321,206
NFJ Large-Cap Value Fund(1)	[•]	972,761	759,445
NFJ Mid-Cap Value Fund	[•]	14,720	13,930

	Year Ended	Year Ended	Year Ended
Fund	6/30/10	6/30/09	6/30/08
NFJ Renaissance Fund(1)	[•]	4,160,697	3,412,450
NFJ Small-Cap Value Fund	[•]	6,723,659	2,582,080
OCC Core Equity Fund(1)	[•]	N/A	10,877
OCC International Equity Fund(1)	[•]	N/A	14,738
OCC Equity Premium Strategy Fund(1)	[•]	41,775	118,392
AGIC Growth Fund	[•]	1,578,274	1,029,006
AGIC Opportunity Fund (1)	[•]	1,316,357	1,433,266
OCC Small-Cap Value Fund (1)	[•]	0	3,266
AGIC Target Fund(1)	[•]	1,449,148	1,332,639
RCM Biotechnology Fund(1)	[•]	N/A	655,263
RCM Disciplined International Equity Fund(1)	[•]	55,321	127,611
RCM Global Resources Fund	[•]	87,380	69,801
RCM Global Small-Cap Fund	[•]	457,011	883,412
RCM Large-Cap Growth Fund	[•]	670,808	961,261
RCM Mid-Cap Fund	[•]	155,248	145,817
RCM Small-Cap Growth Fund(1)	[•]	N/A	24,319
RCM Strategic Growth Fund	[•]	36,686	30,872
RCM Technology Fund	[•]	11,938,471	12,170,047
RCM Wellness Fund	[•]	863,487	324,996
TOTAL	[•]	$50,660,937	$48,259,782

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds. Any materially significant difference between the amount of brokerage commissions paid by a Fund during the most recent fiscal year and the amount of brokerage commissions paid by that same Fund for either of the two previous fiscal years is due, in part, to a significant decrease (or increase) in the size of the Fund, levels of portfolio turnover and the volatility of the relevant market for the Fund.
          Each Sub-Adviser places orders for the purchase and sale of portfolio investments for a Fund’s accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Funds, the Sub-Advisers will seek the best price and execution of the Funds’ orders. In doing so, a Fund may pay higher commission rates than the lowest available when its Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Funds may use a broker-dealer that sells Fund shares to effect transactions for the Funds’ portfolios, the Funds, the Adviser and the Sub-Advisers will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.
          It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research and brokerage products and services (together, “services”) from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Sub-Advisers receive services from many broker-dealers with which the Sub-Advisers place the Funds’ portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The advisory fees paid by the Funds are not reduced because the Sub-Advisers receive such services even though the receipt of such services relieves the Sub-Advisers from expenses they might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Sub-Advisers to place the Funds’ portfolio transactions may be useful to the Sub-Advisers in providing services to the Sub-Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Sub-Advisers in managing the Funds. Conversely, research and brokerage services provided to the Sub-Advisers by broker-dealers in connection with trades executed on behalf of other clients of the Sub-Advisers may be useful to the Sub-Advisers in managing the Funds, although not all of these services may be necessarily useful and of value to the Sub-Advisers in managing such other clients.
          In reliance on the “safe harbor” provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the SEC’s interpretive guidance thereunder, a Sub-Adviser may cause a Fund to pay a broker-dealer that provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Sub-Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to the advisory accounts for which the Sub-Adviser exercises investment discretion.
          Absent an exemption from the SEC or other regulatory relief, the Funds are generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Funds, the Adviser or a Sub-Adviser. The Funds’ ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Funds’ ability to engage in securities transactions and take advantage of market opportunities. A Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser or a Sub-Adviser where, in the judgment of the Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser or Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by a Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” As required by applicable SEC rules, the Board of Trustees has adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.
          The tables below describe the commissions, if any, paid by a Fund to affiliated brokers during the fiscal years ended June 30, 2010, June 30, 2009 and June 30, 2008 (those Funds that had not yet commenced operations during the periods shown are not included). Because the status of brokers as “affiliated brokers” depends on factors such as potential affiliations between the Adviser and its affiliates (e.g., Allianz SE) and such brokers and their affiliates, which may change over time, a broker that is considered an affiliated broker during some time periods may not be considered affiliated during other time periods.
Fiscal Year Ended June 30, 2010

			% of Fund’s	% of Fund’s
		Amount of	Aggregate	Aggregate Dollar
		Brokerage	Brokerage	Amount of
Fund	Affiliated Broker	Commission	Commission	Transactions
[•]	[•]	[•]	[•]	[•]
Fiscal Year Ended June 30, 2009

			% of Fund’s	% of Fund’s
		Amount of	Aggregate	Aggregate Dollar
		Brokerage	Brokerage	Amount of
Fund	Affiliated Broker	Commission	Commission	Transactions
None	None	$0	0%	0%
Fiscal Year Ended June 30, 2008

			% of Fund’s	% of Fund’s
		Amount of	Aggregate	Aggregate Dollar
		Brokerage	Brokerage	Amount of
Fund	Affiliated Broker	Commission	Commission	Transactions
RCM Disciplined International Equity Fund(1)	Dresdner Kleinwort Securities, LLC	$2,545.43	1.99%	0.0027%

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about this Fund.
Regular Broker-Dealers
          The table below contains the aggregate value of securities of the Trust’s regular broker-dealers* or their parent companies held by each Fund, if any, at the end of fiscal year 2010 (June 30, 2010) (those Funds which have only recently commenced operations and did not hold any securities of the Trust’s regular broker-dealers during this period are not included).

Aggregate Value of
Securities of Regular
Broker-Dealer Held by
Fund	Regular Broker-Dealer	Fund
CCM Capital Appreciation Fund	[•]	[•]

Aggregate Value of
Securities of Regular
Broker-Dealer Held by
Fund	Regular Broker-Dealer	Fund
CCM Emerging Companies Fund	[•]	[•]

CCM Focused Growth Fund	[•]	[•]

CCM Mid-Cap Fund	[•]	[•]

AGIC Global Fund	[•]	[•]

AGIC Systematic Growth Fund	[•]	[•]

AGIC Income & Growth Fund	[•]	[•]

AGIC International Fund	[•]	[•]

AGIC Mid-Cap Growth Fund	[•]	[•]

AGIC Pacific Rim Fund	[•]	[•]

NFJ All-Cap Value Fund	[•]	[•]

NFJ Dividend Value Fund	[•]	[•]

NFJ International Value Fund	[•]	[•]

NFJ Large-Cap Value Fund	[•]	[•]

NFJ Mid-Cap Value Fund	[•]	[•]

NFJ Renaissance Fund(1)	[•]	[•]

NFJ Small-Cap Value Fund	[•]	[•]

AGIC Growth Fund	[•]	[•]

AGIC Opportunity	[•]	[•]

AGIC Target Fund	[•]	[•]

RCM Global Resources Fund	[•]	[•]

RCM Global Small-Cap Fund	[•]	[•]

RCM Disciplined International Equity Fund(1)	[•]	[•]

RCM Large-Cap Growth Fund	[•]	[•]

RCM Mid-Cap Fund	[•]	[•]

RCM Strategic Growth Fund	[•]	[•]

Aggregate Value of
Securities of Regular
Broker-Dealer Held by
Fund	Regular Broker-Dealer	Fund
RCM Technology Fund	[•]	[•]

RCM Wellness(1)	[•]	[•]

*	“Regular Broker-Dealers” are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company’s portfolio transactions during the company’s most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company’s most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company’s most recent fiscal year.

(1)	Please see the section captioned “The Trust” in this Statement of Additional Information for information about these Funds.
Portfolio Turnover
          The buying and selling of the securities held by a Fund is known as “portfolio turnover.” The Sub-Advisers manage the Funds without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Funds. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses), and may adversely impact a Fund’s after-tax returns. See “Taxation.”
          The portfolio turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year.
          Portfolio turnover rates for each Fund for which financial highlights are available are provided under “Financial Highlights” in the applicable Prospectus.
NET ASSET VALUE
          As described in the Prospectuses under the heading “How Fund Shares are Priced,” the net asset value per share (“NAV”) of a Fund’s shares of a particular class is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. The Prospectuses further note that Fund shares are valued on each day that the New York Stock Exchange is open (a “Business Day”), and describe the time (the “Valuation Time”) as of which Fund shares are valued each Business Day. The Trust expects that the holidays upon which the New York Stock Exchange will be closed are as follows: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
          Each Fund’s liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class’s distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class’s proportionate interest in the Fund’s assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class’s NAV. Under certain circumstances, NAV of classes of shares of the Funds with higher service and/or distribution fees may be lower than NAV of the classes of shares with lower or no service and/or distribution fees as a result of the relative daily expense accruals that result from paying different service and/or distribution fees. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund’s classes. In accordance with regulations governing registered investment companies, a Fund’s transactions in portfolio securities and purchases and sales of Fund shares (which bear upon the number of Fund shares outstanding) are generally not reflected in NAV determined for the Business Day on which the transactions are effected (the trade date), but rather on the following Business Day.

          The Board of Trustees of the Trust has delegated primary responsibility for determining or causing to be determined the value of the Funds’ portfolio securities and other assets (including any fair value pricing) and NAV of the Funds’ shares to Allianz Global Fund Management, in its capacity as Administrator, pursuant to valuation policies and procedures approved by the Board (the “Valuation Procedures”). The Administrator has established a pricing committee, consisting of its own employees, to facilitate the fulfillment of its responsibilities under the Valuation Procedures. The Administrator has, in addition, delegated various of these responsibilities to State Street Bank & Trust Co., as the Funds’ custodian, the Sub-Advisers, and other agents. The Trustees have established a Valuation Committee of the Board to which they have delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.
          As described in the Prospectuses, for purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. The following summarizes the methods used by the Funds to determine market values for the noted types of securities or instruments (although other appropriate market-based methods may be used at any time or from time to time):
          Equity securities are generally valued at the official closing price or the last sale price on the exchange or over-the-counter market that is the primary market for such securities. If no sales or closing prices are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services.
          Debt securities are generally valued using quotes obtained from pricing services or brokers or dealers.
          Futures contracts are generally valued at the settlement price determined by the exchange on which the instrument is primarily traded or, if there were no trades that day for a particular instrument, at the mean of the last available bid and asked quotations on the market in which the instrument is primarily traded.
          Exchange-traded options are generally valued at the last sale or official closing price on the exchange on which they are primarily traded, or at the mean of the last available bid and asked quotations on the exchange on which they are primarily traded for options for which there were no sales or closing prices reported during the day. Over-the-counter options not traded on an exchange are valued at a broker-dealer bid quotation.
          Swap agreements are generally valued using a broker-dealer bid quotation or on market-based prices provided by other pricing sources.
          Portfolio securities and other assets initially valued in currencies other than the U.S. Dollar are converted to U.S. Dollars using exchange rates obtained from pricing services.
          Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.
          As described in the Prospectuses, if market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to the Valuation Procedures (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Prospectus provides additional information regarding the circumstances in which fair value pricing may be used and related information.
TAXATION
          The following discussion of U.S. federal income tax consequences of investment in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authority, as of the date of this Statement of Additional Information. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of federal, state, local or non-U.S. tax laws.

Taxation of the Funds
Each Fund has elected to be treated and intends to qualify and be treated each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund generally must, among other things:
(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);
(b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and
(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and any net tax-exempt interest income, for such year.
In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). For the purposes of meeting the test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of meeting the test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.
If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to U.S. federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions could be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.
As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (that is, any net long-term capital gains from the sale of investments that a Fund owned for more than 12 months in excess of the sum of net short-term capital losses and any capital loss carryovers from prior years) properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”), if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and any net capital gains.

Investment Company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. A Fund may also retain for investment its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rate on the amount retained, but it may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on properly-filed U.S. tax returns to the extent the credit exceeds such liabilities. If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income, under clause (i) of the preceding sentence, and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that the Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
In determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury regulations permit a regulated investment company, in determining its taxable income, to elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.
If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending on October 31 of such year (or November 30 or December 31 of that year, if a Fund is permitted to elect and so elects), plus any retained amount for the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Funds intend generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that they will be able to do so.
Fund Distributions
Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Fund, regardless of whether received in cash or reinvested in additional shares. Such distributions generally will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Distributions received by tax-exempt shareholders generally will not be subject to U.S. federal income tax to the extent permitted under applicable tax law.
For U.S. federal income tax purposes, distributions of investment income generally are taxable to shareholders as ordinary income. Taxes to shareholders on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than 12 months over net short-term capital losses) that are properly designated by the Fund as capital gain dividends (Capital Gain Dividends, as defined above) will generally be taxable to shareholders as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011. Distributions of gains from the sale of investments that a Fund owned for one year or less, as reduced by any net long-term capital loss for the taxable year, will be taxable as ordinary income.
The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds the current and accumulated earnings and profits, in which case the excess generally will be treated as a return of capital, which will be tax free to the holders of the shares, up to the amount of the shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.
To the extent a Fund makes distributions of capital gains in excess of the Fund’s net capital gains for the taxable year (as reduced by any available capital loss carryforwards from prior taxable years) and these distributed excess amounts are supported by the

Fund’s “current earnings and profits” (realized income and gain of the current year), the distributions will be taxable as ordinary dividend distributions, even though these distributed excess amounts would not have been subject to tax if retained by a Fund. Moreover, in such cases, the capital loss carryforwards that will remain available for future years are reduced by the excess of current-year capital gains over current-year capital losses.
For taxable years beginning before January 1, 2011, “qualified dividend income” received by an individual shareholder will be taxed at the rates applicable to long-term capital gain. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a PFIC.
In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income.
Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of a Fund are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains (“current and accumulated earnings and profits”), even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of a Fund reflects either unrealized gains or realized undistributed income or gains, that were therefore included in the price the shareholder paid. Such realized income or gains may be required to be distributed regardless of whether a Fund’s net asset value also reflects unrealized losses. Such distributions may reduce the fair market value of the Fund’s shares below the shareholder’s cost basis in those shares.
In general, dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by such Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).
Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by such Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.
Sales, Exchange or Redemption of Shares
The sale, exchange or redemption of shares of a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to those shares. Further, all or a portion of any loss realized upon a taxable disposition of shares will be disallowed under the Code’s “wash-sale” rules if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
Options, Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions
In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized (i) when the option contract expires, (ii) the option is exercised by the holder, or (iii) the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. The gain or loss that may arise in respect of any termination of the Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock will be short-term gain or loss, depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.
Certain covered call writing activities of a Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options that are not “deep in the money” may give rise to qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or fail to qualify for the 70% dividends-received deduction, as applicable.
The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by section 1256 of the Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 Contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.
In addition to the special rules described above in respect of futures and options transactions, a Fund’s transactions in other derivative instruments (e.g., forward contracts and swaps agreements) as well as any of its other hedging, short sale or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. Each Fund will monitor its transactions, will make appropriate tax elections and will make appropriate entries in its books and records in order to mitigate the effect of these rules.
Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between the Fund’s book income and its taxable income. If there is a difference between the Fund’s book income and its taxable income, the Fund may be required to distribute amounts in excess of its book income or a portion of Fund distributions may be treated as a return of capital to shareholders. If the Fund’s book income exceeds its taxable income (including realized capital gains), the distribution of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits, (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

If a Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.
Original Issue Discount, Pay-In-Kind Securities, and Commodity-Linked Notes
Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in a Fund’s taxable income (and required to be distributed) over the term of the debt obligation, even though payment of that amount is not received until a later time (i.e, upon partial or full repayment or disposition of the debt security) or is received in kind rather than in cash. Increases in the principal amount of an inflation indexed bond will be treated as OID.
Some debt obligations, with a fixed maturity date of more than one year from the date of issuance, that are acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation over the purchase price of such obligation (or in the case of an obligation issued with OID, its “revised issue price”). Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Fund may elect to accrue market discount currently, in which case the discount accrues ratably (as ordinary income) in equal daily installments or, if the Fund so elects, at a constant (compound) interest rate. Either election will affect the character and timing of recognition of income.
Some debt obligations, with a fixed maturity date of one year or less from the date of issuance, that are acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt obligations. Generally, a Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time (i.e, upon partial or full repayment or disposition of the debt security) or is received in kind rather than in cash. A Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.
In addition, and commodity-linked notes may, give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year. Each Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or, if necessary, by liquidation of portfolio securities (including when it is not advantageous to do so). A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.
Higher-Risk Securities
Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether, when or to what extent a Fund should recognize market discount on a debt obligation, may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.
A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends received deduction. In such cases, if the issuer of a high yield discount obligation is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction to the extent attributable to the deemed dividend portion of such OID.
Issuer Deductibility of Interest
A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction.

In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.
Interest paid on debt obligations owned by a Fund, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.
Certain Investments in REITs
Investments in REIT equity securities may cause a Fund to accrue and to distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Each Fund’s investments in REIT equity securities may at other times result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.
A Fund may invest directly or indirectly in residual interests of real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in collateralized mortgage obligations (“CMOs”) with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that “excess inclusion income” of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.
In general, “excess inclusion income” allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities subject to tax on UBTI (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity), thereby potentially requiring such an entity that is allocated excess inclusion income and otherwise might not be required to file a U.S. federal income tax return, to file a U.S. federal income tax return and pay tax on such income, and (iii) in the case of a non- U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax (as discussed below).
Income of a regulated investment company that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of a regulated investment company. Notwithstanding this “blocking” effect, a tax-exempt shareholder could recognize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made.
CRTs, and other tax exempt shareholders, are urged to consult their tax advisors concerning the consequences of investing in the Fund.

Passive Foreign Investment Companies
A PFIC is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.
Equity investments by a Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, if a Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, a Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”
Foreign Currency Transactions
A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. A Fund’s use of foreign currency transactions may accelerate or increase the amount of ordinary income recognized by shareholders.
Foreign Taxation
Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.
If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, such Fund may be eligible to elect to “pass through” to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder subject to tax will generally be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by a Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it to claim a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. Generally, the total amount of a shareholder’s foreign tax credit is subject to an overall limitation, under which the foreign tax credit may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. In addition, the limitation on the foreign tax credit is calculated separately for certain types of foreign source income (for instance, among other items, for foreign source passive income). If the pass-through election is made, the source of an electing Fund’s income will flow through to Fund shareholders. For this purpose, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains (including fluctuation gains from foreign currency-denominated debt obligations, receivables and payables) will be treated as ordinary income derived from U.S. sources. Additionally, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. For these reasons, a shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim a credit for such foreign taxes. Foreign taxes generally are not deductible in computing alternative minimum taxable income. Each shareholder will be notified within 60 days after the close of a Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Non-U.S. Shareholders
Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. In general, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30%, or a lower applicable tax treaty rate, even if such income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.
Effective for taxable years of a Fund beginning before January 1, 2010, a Fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly designated by the Fund (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly designated by the Fund (“Short-Term Capital Gain Dividends”). Absent legislation extending these exemptions for taxable years beginning on or after January 1, 2010, these special withholding exemptions for interest-related and Short-Term Capital Gain Dividends will expire and these dividends generally will be subject to withholding as described above. It is currently unclear whether Congress will extend the exemptions for tax years beginning on or after January 1, 2010. Depending on the circumstances, a Fund may make designations of interest-related or Short-Term Capital Gain Dividends with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. The Funds do not currently intend to make designations of interest-related dividends or Short-Term Capital Gain Dividends.
In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.
Under U.S. federal tax law, a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute “U.S. real property interests” (“USRPIs”) – USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC – or the Capital Gain Dividends are attributable to gains from the sale or exchange of USRPIs in accordance with the rules set forth below.
Special rules apply to the redemption of shares in a Fund that is a “U.S. real property holding corporation” (“USRPHC”) or a former USRPHC, and to distributions to foreign shareholders from a Fund that is either a USRPHC or a former USRPHC or would be a USRPHC or former USRPHC but for the operation of certain exceptions to the definition thereof described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other assets. The special rules discussed below will also apply to distributions from a Fund that would be a USRPHC, absent exclusions from USRPI treatment for (1) interests in domestically-controlled REITs or regulated investment companies and (2) not-greater-than-5% interests in publicly-traded classes of stock in REITs or regulated investment companies.
In the case of a Fund that is a USRPHC or former USRPHC or that would be a USRPHC or former USRPHC but for the above-mentioned exceptions from the definition of USRPIs, distributions by the Fund that are attributable to (a) gains realized on the disposition of USRPIs by the Fund and (b) distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands will generally retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders. (However, absent legislation, after December 31, 2009, this “look-through” treatment for distributions by a Fund to foreign shareholders will apply only to such distributions that are, in turn, attributable to distributions received by the Fund from a lower-tier REIT and required to be treated as USRPI gain in the Fund’s hands.) If the foreign shareholder holds (or has held in the prior year) more than a 5% interest in the Fund, such distributions will generally be treated as gains “effectively connected” with the conduct of a “U.S. trade or business” subject to tax at graduated rates. Moreover, such shareholders will generally be required to file a U.S. income tax return for the year in which the gain is recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of foreign shareholders, whose interest in the Fund did not exceed 5% at any time during the prior year, the USRPI distribution will generally be treated as ordinary income (regardless of any designation by the Fund that such distribution is a Short-Term Capital Gain Dividend or a Capital Gain Dividend), and the Fund must generally withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. Foreign shareholders of a Fund may also be subject to “wash sale” rules as discussed in the above paragraphs.
In addition, a Fund that is a USRPHC or former USRPHC must typically withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder must typically file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. On or before December 31, 2009, no withholding is generally required with respect to amounts paid in redemption of shares of a Fund if the Fund is a domestically controlled USRPHC or, in certain limited cases, if the Fund (whether or not domestically controlled) holds substantial investments in regulated investment companies that are domestically controlled USRPHCs. Absent legislation extending this exemption from withholding beyond December 31, 2009, it will expire at that time and any previously exempt Fund will be required to withhold with respect to amounts paid in redemption of its shares as described above. It is currently unclear whether Congress will extend this exemption from withholding beyond December 31, 2009.
Whether or not a Fund is characterized as a USRPHC will depend upon the nature and mix of the Fund’s assets. The Funds do not expect to be USRPHCs.
If a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.
If a foreign shareholder is eligible for the benefits of a tax treaty, income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.
In order to qualify for any exemptions from withholding described above or for lower tax treaty rates, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in a Fund should consult their tax advisors in this regard.
A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.
Backup Withholding
Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder (i) who fails to properly furnish a Fund with a correct taxpayer identification number, (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to a Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.
Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.
Tax Shelter Reporting Regulations
Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Shares Purchased through Tax-Qualified Plans
Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of a Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.
Other Taxation
From time to time, certain of the Trust’s series may be considered under the Code to be “nonpublicly offered regulated investment companies.” Pursuant to Treasury Department regulations, certain expenses of nonpublicly offered regulated investment companies, including advisory fees, may be deductible by certain shareholders, generally including individuals and entities that compute their taxable income in the same manner as an individual (thus, for example, a qualified pension plan is not subject to this rule). Such a shareholder’s pro rata portion of “affected expenses” will be treated as an additional dividend to the shareholder and will be deductible by such shareholder, subject to the 2% “floor” on miscellaneous itemized deductions and other limitations on itemized deductions set forth in the Code. A regulated investment company generally will be classified as nonpublicly offered unless it either has at least 500 shareholders at all times during a taxable year or continuously offers shares pursuant to a public offering.
OTHER INFORMATION
Capitalization
          The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust, as amended and restated on January 14, 1997, and as further amended and restated effective September 9, 2005 and July 16, 2007. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest each with a par value of $0.0001 or such other amount as may be fixed from time to time by the Trustees. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In the event a Fund liquidates, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.
          Shares begin earning dividends on Fund shares the day after the Trust receives the shareholder’s purchase payment. Net investment income from interest and dividends, if any, will be declared and paid quarterly to shareholders of record by the NFJ Dividend Value, NFJ International Value, NFJ Large-Cap Value and NFJ Mid-Cap Value Funds, and monthly to shareholders of record by the AGIC Income & Growth Fund. Net investment income from interest and dividends, if any, will be declared and paid at least annually to shareholders of record by the other Funds. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually. Net short-term capital gains may be paid more frequently. Dividend and capital gain distributions of a Fund will be reinvested in additional shares of that Fund or Portfolio unless the shareholder elects to have the distributions paid in cash.
          Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of a Fund’s property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Fund of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.
Additional Performance Information
          From time to time the Trust may make available certain information about the performance of some or all classes of shares of some or all of the Funds. Information about a Fund’s performance is based on that Fund’s (or its predecessor’s) record to a recent date and is not intended to indicate future performance.

          The total return of the classes of shares of the Funds may be included in advertisements or other written material. When a Fund’s total return is advertised, it will be calculated for the past year, the past five years, and the past ten years (or if the Fund has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund (or its predecessor series), as more fully described below. For periods prior to the initial offering date of the advertised class of shares, total return presentations for such class will be based on the historical performance of an older class of the Fund (if any) restated, as necessary, to reflect any different sales charges and/or operating expenses (such as different administrative fees and/or 12b-1/servicing fee charges) associated with the newer class. In certain cases, such a restatement will result in performance that is higher than if the performance of the older class were not restated to reflect the different operating expenses of the newer class. In such cases, the Trust’s advertisements will also, to the extent appropriate, show the lower performance figure reflecting the actual operating expenses incurred by the older class for periods prior to the initial offering date of the newer class. Total return for each class is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Total return may be advertised using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures.
          The Funds may also provide current distribution information to their shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of a Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a class of a Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund’s actual net investment income for that period.
          Performance information is computed separately for each class of a Fund. Each Fund may from time to time include the total return of each class of its shares in advertisements or in information furnished to present or prospective shareholders. The Funds may from time to time include the yield and total return of each class of their shares in advertisements or information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements the total return of each class and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Inc. or another third party as having the same or similar investment objectives, policies and/or strategies. Information provided to any newspaper or similar listing of the Fund’s net asset values and public offering prices will separately present each class of shares. The Funds also may compute current distribution rates and use this information in their Prospectuses and Statement of Additional Information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.
          Investment results of the Funds will fluctuate over time, and any representation of the Funds’ total return or yield for any prior period should not be considered as a representation of what an investor’s total return or yield may be in any future period. The Trust’s Annual and Semi-Annual Reports contain additional performance information for the Funds and are available upon request, without charge, by calling the telephone numbers listed on the cover of this Statement of Additional Information.
          The Allianz RCM Funds (except the RCM Global Resources and RCM Strategic Growth Funds) were formerly a series of funds of Dresdner RCM Global Funds, Inc., and were reorganized into the respective Funds of the Trust on February 1, 2002. Performance information shown for periods prior to February 1, 2002 (including that presented in any advertisements for these Allianz RCM Funds) is based upon the historical performance of the predecessor funds of these PIMCO RCM Funds, adjusted as set forth herein.
          The Allianz AGIC Pacific Rim Fund was formerly a series of Nicholas-Applegate Institutional Funds and reorganized into a Fund of the Trust on July 20, 2002. Performance information shown for periods prior to July 20, 2002 (including that presented in any advertisements for the Allianz AGIC Pacific Rim Fund) is based upon the historical performance of its predecessor fund, the Nicholas-Applegate Pacific Rim Fund, adjusted as set forth herein.
          The Allianz AGIC International Fund was formerly a series of Nicholas-Applegate Institutional Funds and reorganized into a Fund of the Trust on October 15, 2004. Performance information shown for periods prior to October 15, 2004 (including that presented in any advertisements for the Allianz AGIC International Fund) is based upon the historical performance of its predecessor fund, the Nicholas-Applegate International Systematic Fund, adjusted as set forth herein.
          The Nicholas-Applegate Emerging Markets Opportunities Fund, formerly a series of Nicholas-Applegate Institutional Funds, reorganized into the Allianz AGIC Emerging Markets Opportunities Fund, a newly formed series of the Trust, on August 18, 2006. Performance information shown for periods prior to August 18, 2006 (including that presented in any advertisements for the Allianz AGIC Emerging Markets Opportunities Fund) is based upon the historical performance of the Allianz AGIC

Emerging Markets Opportunities Fund’s predecessor fund, the Nicholas-Applegate Emerging Markets Opportunities Fund, adjusted as set forth herein.
          The Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund, formerly a series of Nicholas-Applegate Institutional Funds, reorganized into the Allianz AGIC Mid-Cap Growth Fund on July 27, 2007. Performance information shown for periods prior to July 27, 2007 (including that presented in any advertisements for the Allianz AGIC Mid-Cap Growth Fund) is based upon the historical performance of the Allianz AGIC Mid-Cap Growth Fund’s predecessor fund, the Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund, adjusted as set forth herein.
Calculation of Total Return
          Quotations of average annual total return for a Fund, or a class of shares thereof, will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five, and ten years (up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportionate share of Fund or class expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and that the maximum contingent deferred sales charge, if any, is deducted at the times, in the amounts, and under the terms disclosed in the Prospectuses and (ii) all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Under applicable regulations, any such information is required to be accompanied by standardized total return information.
          As discussed in the Prospectus, and elsewhere in this Statement of Information, several of the Funds have had adviser and sub-adviser changes during the periods for which performance is shown below. The same or other Funds may have changed their investment objectives, policies and/or strategies during such periods. Those Funds would not necessarily have achieved the results shown under their current investment management arrangements and/or investment objectives, policies and strategies.
          The table below sets forth the average annual total return of certain classes of shares of the following Funds for periods ended June 30, 2010. For periods prior to the “Inception Date” of a particular class of a Fund’s shares, total return presentations for the class are based on the historical performance of Institutional Class shares of the Fund (the oldest class) adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and administrative fee charges.
Average Annual Total Return for Periods Ended June 30, 2010*

					Since Inception	Inception	Inception
Fund	Class**	1 Year	5 Years	10 Years	of Fund (Annualized)	Date of Fund	Date of Class
CCM Capital Appreciation	Institutional	[•]	[•]	[•]	[•]	3/8/91	3/8/91
	Administrative	[•]	[•]	[•]	[•]	[•]	7/31/96
	Class A	[•]	[•]	[•]	[•]	[•]	1/20/97
	Class B	[•]	[•]	[•]	[•]	[•]	1/20/97
	Class C	[•]	[•]	[•]	[•]	[•]	1/20/97
	Class D	[•]	[•]	[•]	[•]	[•]	4/8/98
	Class R	[•]	[•]	[•]	[•]	[•]	12/31/02
	Class P	[•]	[•]	[•]	[•]	[•]	7/7/08
CCM Emerging Companies	Institutional	[•]	[•]	[•]	[•]	6/25/93	6/25/93
	Administrative	[•]	[•]	[•]	[•]	[•]	4/1/96

					Since Inception	Inception	Inception
Fund	Class**	1 Year	5 Years	10 Years	of Fund (Annualized)	Date of Fund	Date of Class
CCM Focused Growth	Institutional	[•]	[•]	[•]	[•]	8/31/99	8/31/99
	Administrative	[•]	[•]	[•]	[•]	[•]	9/15/06
	Class A	[•]	[•]	[•]	[•]	[•]	7/5/06
	Class C	[•]	[•]	[•]	[•]	[•]	7/5/06
	Class D	[•]	[•]	[•]	[•]	[•]	7/5/06
	Class P	[•]	[•]	[•]	[•]	[•]	7/7/08
CCM Mid-Cap	Institutional	[•]	[•]	[•]	[•]	8/26/91	8/26/91
	Administrative	[•]	[•]	[•]	[•]	[•]	11/30/94
	Class A	[•]	[•]	[•]	[•]	[•]	1/13/97
	Class B	[•]	[•]	[•]	[•]	[•]	1/13/97
	Class C	[•]	[•]	[•]	[•]	[•]	1/13/97
	Class D	[•]	[•]	[•]	[•]	[•]	4/8/98
	Class R	[•]	[•]	[•]	[•]	[•]	12/31/02
	Class P	[•]	[•]	[•]	[•]	[•]	7/7/08
NFJ All-Cap Value	Institutional	[•]	[•]	[•]	[•]	7/19/02	7/19/02
	Administrative	[•]	[•]	[•]	[•]	[•]	7/19/02
	Class A	[•]	[•]	[•]	[•]	[•]	7/19/02
	Class B	[•]	[•]	[•]	[•]	[•]	7/19/02
	Class C	[•]	[•]	[•]	[•]	[•]	7/19/02
	Class D	[•]	[•]	[•]	[•]	[•]	7/19/02
	Class P	[•]	[•]	[•]	[•]	[•]	7/7/08
NFJ Large-Cap Value	Institutional	[•]	[•]	[•]	[•]	5/8/00	5/8/00
	Administrative	[•]	[•]	[•]	[•]	[•]	9/15/06
	Class A	[•]	[•]	[•]	[•]	[•]	7/19/02
	Class B	[•]	[•]	[•]	[•]	[•]	7/19/02
	Class C	[•]	[•]	[•]	[•]	[•]	7/19/02
	Class D	[•]	[•]	[•]	[•]	[•]	7/19/02
	Class R	[•]	[•]	[•]	[•]	[•]	1/10/06
	Class P	[•]	[•]	[•]	[•]	[•]	7/7/08
NFJ Dividend Value	Institutional	[•]	[•]	[•]	[•]	5/8/00	5/8/00
	Administrative	[•]	[•]	[•]	[•]	[•]	5/8/00
	Class A	[•]	[•]	[•]	[•]	[•]	10/31/01
	Class B	[•]	[•]	[•]	[•]	[•]	10/31/01
	Class C	[•]	[•]	[•]	[•]	[•]	10/31/01
	Class D	[•]	[•]	[•]	[•]	[•]	10/31/01
	Class R	[•]	[•]	[•]	[•]	[•]	12/31/02
	Class P	[•]	[•]	[•]	[•]	[•]	7/7/08

					Since Inception	Inception	Inception
Fund	Class**	1 Year	5 Years	10 Years	of Fund (Annualized)	Date of Fund	Date of Class
NFJ Small-Cap Value	Institutional	[•]	[•]	[•]	[•]	10/1/91	10/1/91
	Administrative	[•]	[•]	[•]	[•]	[•]	11/1/95
	Class A	[•]	[•]	[•]	[•]	[•]	1/20/97
	Class B	[•]	[•]	[•]	[•]	[•]	1/20/97
	Class C	[•]	[•]	[•]	[•]	[•]	1/20/97
	Class D	[•]	[•]	[•]	[•]	[•]	6/28/02
	Class R	[•]	[•]	[•]	[•]	[•]	12/31/02
	Class P	[•]	[•]	[•]	[•]	[•]	7/7/08
NFJ International Value	Institutional	[•]	[•]	[•]	[•]	1/31/03	1/31/03
	Class A	[•]	[•]	[•]	[•]	[•]	3/31/05
	Class C	[•]	[•]	[•]	[•]	[•]	3/31/05
	Class D	[•]	[•]	[•]	[•]	[•]	3/31/05
	Class P	[•]	[•]	[•]	[•]	[•]	7/7/08
NFJ Mid-Cap Value	Institutional	[•]	[•]	[•]	[•]	8/21/06	8/21/06
	Class A	[•]	[•]	[•]	[•]	[•]	8/21/06
	Class C	[•]	[•]	[•]	[•]	[•]	8/21/06
	Class D	[•]	[•]	[•]	[•]	[•]	8/21/06
	Class P	[•]	[•]	[•]	[•]	[•]	7/7/08

*	Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares was deducted at the times, in the amounts, and under the terms discussed in the Retail Prospectus.

**	For all Funds listed above, Class A, Class B, Class C, Class D, Class P, Class R and Administrative Class total return presentations for periods prior to the Inception Date of a particular class reflect the prior performance of Institutional Class shares of the Fund (the oldest class) adjusted to reflect the actual sales charges (none in the case of Class D, Class R, Class P and the Administrative Class) of the newer class. The adjusted performance also reflects the higher Fund operating expenses applicable to Class A, Class B, Class C, Class D, Class P, Class R and Administrative Class shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class or Class P and are paid by Class B and Class C (at a maximum rate of 1.00% per annum), Class A and the Administrative Class (at a maximum rate of 0.25% per annum), Class R (at a maximum rate of 0.50% per annum) and may be paid by Class D (at a maximum rate of 0.25% per annum) and (ii) administrative fee charges, which generally differ from class to class. (Administrative fee charges are the same for Class A, B and C shares). Please see “Management of the Trust – Fund Administrator” for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries in the Prospectuses for more detailed information about each Fund’s fees and expenses.
          The following table sets forth the average annual total return of certain classes of shares of the following Funds (each of which was a series of PIMCO Advisors Funds prior to its reorganization as a Fund of the Trust on January 17, 1997) for periods ended June 30, 2010. Accordingly, “Inception Date of Fund” for these Funds refers to the inception date of the PIMCO Advisors Funds’ predecessor series.

Average Annual Total Return for Periods Ended June 30, 2010**

					Since Inception	Inception	Inception
Fund	Class***	1 Year	5 Years	10 Years	of Fund (Annualized)	Date of Fund	Date of Class
NFJ Renaissance*	Class A	[•]	[•]	[•]	[•]	4/18/88	2/1/91
	Class B	[•]	[•]	[•]	[•]	[•]	5/22/95
	Class C	[•]	[•]	[•]	[•]	[•]	4/18/88
	Class D	[•]	[•]	[•]	[•]	[•]	4/8/98
	Class R	[•]	[•]	[•]	[•]	[•]	12/31/02
	Institutional	[•]	[•]	[•]	[•]	[•]	12/30/97
	Administrative	[•]	[•]	[•]	[•]	[•]	8/31/98
AGIC Growth	Class A	[•]	[•]	[•]	[•]	2/24/84	10/26/90
	Class B	[•]	[•]	[•]	[•]	[•]	5/23/95
	Class C	[•]	[•]	[•]	[•]	[•]	2/24/84
	Class D	[•]	[•]	[•]	[•]	[•]	1/31/00
	Class R	[•]	[•]	[•]	[•]	[•]	12/31/02
	Class P	[•]	[•]	[•]	[•]	[•]	7/7/08
	Institutional	[•]	[•]	[•]	[•]	[•]	3/31/99
	Administrative	[•]	[•]	[•]	[•]	[•]	3/31/99
AGIC Opportunity	Class A	[•]	[•]	[•]	[•]	2/24/84	12/17/90
	Class B	[•]	[•]	[•]	[•]	[•]	3/31/99
	Class C	[•]	[•]	[•]	[•]	[•]	2/24/84
	Class D	[•]	[•]	[•]	[•]	[•]	1/12/07
	Class P	[•]	[•]	[•]	[•]	[•]	7/7/08
	Institutional	[•]	[•]	[•]	[•]	[•]	3/31/99
	Administrative	[•]	[•]	[•]	[•]	[•]	3/31/99
AGIC Target	Class A	[•]	[•]	[•]	[•]	12/17/92	12/17/92
	Class B	[•]	[•]	[•]	[•]	[•]	5/22/95
	Class C	[•]	[•]	[•]	[•]	[•]	12/17/92
	Class D	[•]	[•]	[•]	[•]	[•]	6/9/00
	Class P	[•]	[•]	[•]	[•]	[•]	7/7/08
	Institutional	[•]	[•]	[•]	[•]	[•]	3/31/99
	Administrative	[•]	[•]	[•]	[•]	[•]	3/31/99

*	Formerly known as the OCC Renaissance Fund.

**	Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, B and C shares was deducted at the times, in the amounts, and under the terms discussed in the Retail Prospectus.

***	Class A, Class B, Class D, Class R, Class P, Institutional Class and Administrative Class total return presentations for the NFJ Renaissance, AGIC Growth and AGIC Opportunity Funds reflect the prior performance of Class C shares of the Fund, adjusted to reflect the actual sales charges (or no sales charges in the case of Class D, Class P, Class R, Institutional Class and Administrative Class shares) of the newer class. The adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by Class C and Class B (at a maximum rate of 1.00% per annum), Class A and the Administrative Class (at a maximum rate of 0.25% per annum), Class R (at a maximum rate of 0.50% per annum) and may be paid by Class D (at a maximum rate of 0.25% per annum), and are not paid by Class P or the Institutional Class and (ii) administrative fee charges, which differ from class to class. (Administrative fee charges are the same for Class A, B and C shares). Please see “Management of the Trust – Fund Administrator” for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries in the Prospectuses for more detailed information about each Fund’s fees and expenses. Performance presentations for periods prior to the Inception Date of Class B, Class D, Class P, Institutional Class and Administrative Class shares of the AGIC Target Fund are based on the historical performance of Class A shares (which were also offered since inception of the Fund), adjusted in the manner described above.
(#) Where noted, the method of adjustment used in the table above for periods prior to the Inception Date of the noted class of the noted Fund resulted in performance for the period shown that is higher than if the performance of the oldest class (in each case, either Class C or Class A) was not adjusted to reflect the lower operating expenses of the newer class.
Note also that, prior to January 17, 1997, Class A, Class B and Class C shares of the former PIMCO Advisors Funds’ series were subject to a variable level of expenses for such services as legal, audit, custody and transfer agency services. Since January 17, 1997, Class A, Class B and Class C shares of the Trust have been subject to a fee structure which essentially fixes these expenses (along with certain other administrative expenses) under a single administrative fee based on the average daily net assets of a Fund attributable to Class A, Class B and Class C shares (although the Funds bear certain of their other expenses, as described in the Prospectuses and elsewhere in this Statement of Additional Information). The administrative fee is subject to breakpoints at various asset levels, as described in the Prospectuses. Under the current fee structure, the NFJ Renaissance Fund, AGIC Growth Fund, AGIC Target Fund and AGIC Opportunity Fund are expected to have higher total Fund operating expenses than their predecessors had under the fee structure for PIMCO Advisors Funds (prior to January 17, 1997). All other things being equal, such higher expenses have an adverse effect on total return performance for these Funds after January 17, 1997.
The following table shows the lower performance figures that would be obtained if the performance for newer classes with lower operating expenses were calculated by tacking to such newer classes’ historical performance the actual performance (with adjustment for actual sales charges) of the older class of shares, with its higher operating expenses, for periods prior to the Inception Date of the newer class (i.e., the total return presentations below are based, for periods prior to the Inception Date of the noted classes, on the historical performance of the older class adjusted to reflect the current sales charges (if any) associated with the newer class, but not reflecting lower operating expenses associated with the newer class, such as lower administrative fee charges and/or 12b-1 distribution and servicing fee charges).
Total Return for Periods Ended June 30, 2010*
(with no adjustment for operating expenses of the noted
classes for periods prior to their inception dates)

Since Inception
Fund	Class	1 Year	5 Years	10 Years	of Fund (Annualized)
NFJ Renaissance	Class A	[•]	[•]	[•]	[•]
	Class D	[•]	[•]	[•]	[•]
	Class R	[•]	[•]	[•]	[•]
	Institutional	[•]	[•]	[•]	[•]
	Administrative	[•]	[•]	[•]	[•]
AGIC Growth	Class A	[•]	[•]	[•]	[•]
	Class D	[•]	[•]	[•]	[•]
	Class R	[•]	[•]	[•]	[•]
	Class P	[•]	[•]	[•]	[•]
	Institutional	[•]	[•]	[•]	[•]
	Administrative	[•]	[•]	[•]	[•]

Since Inception
Fund	Class	1 Year	5 Years	10 Years	of Fund (Annualized)
AGIC Opportunity	Class A	[•]	[•]	[•]	[•]
	Class D	[•]	[•]	[•]	[•]
	Class P	[•]	[•]	[•]	[•]
	Institutional	[•]	[•]	[•]	[•]
	Administrative	[•]	[•]	[•]	[•]
AGIC Target	Institutional	[•]	[•]	[•]	[•]
	Administrative	[•]	[•]	[•]	[•]
	Class P	[•]	[•]	[•]	[•]
	Class D	[•]	[•]	[•]	[•]
          The following table sets forth the average annual total return of certain classes of shares of the Allianz RCM Funds (each of which, except the RCM Global Resources and RCM Strategic Growth Funds, was a series of Dresdner RCM Global Funds, Inc. prior to its reorganization as a Fund of the Trust on February 1, 2002) for periods ended June 30, 2010. Accordingly, “Inception Date of Fund” for these Funds refers to the inception date of the Dresdner predecessor series. For periods prior to the “Inception Date” of a particular class of a Fund’s shares, total return presentations for the class are based on the historical performance of the oldest class of shares of the Fund (either Institutional Class or Class D), adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by Class P or the Institutional Class) and different administrative fee charges.
Average Annual Total Return for Periods Ended June 30, 2010*

					Since Inception	Inception	Inception
					of Fund	Date of	Date of
Fund	Class**	1 Year	5 Years	10 Years	(Annualized)	Fund	Class
RCM Wellness	Class A	[•]	[•]	[•]	[•]	12/31/96	2/5/02
	Class B	[•]	[•]	[•]	[•]		2/5/02
	Class C	[•]	[•]	[•]	[•]		2/5/02
	Class D	[•]	[•]	[•]	[•]		12/31/96
RCM Global Resources	Institutional	[•]	[•]	[•]	[•]	6/30/04	6/30/04
	Class A	[•]	[•]	[•]	[•]		3/31/06
	Class C	[•]	[•]	[•]	[•]		3/31/06
	Class D	[•]	[•]	[•]	[•]		3/31/06
	Class P	[•]	[•]	[•]	[•]		7/7/08
RCM Global Small-Cap	Class A	[•]	[•]	[•]	[•]	12/31/96	2/5/02
	Class B	[•]	[•]	[•]	[•]		2/5/02
	Class C	[•]	[•]	[•]	[•]		2/5/02
	Class D	[•]	[•]	[•]	[•]		3/10/99
	Class P	[•]	[•]	[•]	[•]		7/7/08
	Institutional	[•]	[•]	[•]	[•]		12/31/96

					Since Inception	Inception	Inception
					of Fund	Date of	Date of
Fund	Class**	1 Year	5 Years	10 Years	(Annualized)	Fund	Class
RCM Technology	Class A	[•]	[•]	[•]	[•]	12/27/95	2/5/02
	Class B	[•]	[•]	[•]	[•]		2/5/02
	Class C	[•]	[•]	[•]	[•]		2/5/02
	Class D	[•]	[•]	[•]	[•]		1/20/99
	Class P	[•]	[•]	[•]	[•]		7/7/08
	Institutional	[•]	[•]	[•]	[•]		12/27/95
	Administrative	[•]	[•]	[•]	[•]		3/31/05
RCM Disciplined International Equity(1)	Class A	[•]	[•]	[•]	[•]	5/22/95	2/5/02
	Class B	[•]	[•]	[•]	[•]		2/5/02
	Class C	[•]	[•]	[•]	[•]		2/5/02
	Class D	[•]	[•]	[•]	[•]		3/10/99
	Institutional	[•]	[•]	[•]	[•]		5/22/95
	Administrative	[•]	[•]	[•]	[•]		2/5/02
RCM Large- Cap Growth	Class A	[•]	[•]	[•]	[•]	12/31/96	2/5/02
	Class B	[•]	[•]	[•]	[•]		2/5/02
	Class C	[•]	[•]	[•]	[•]		2/5/02
	Class D	[•]	[•]	[•]	[•]		3/2/99
	Class R	[•]	[•]	[•]	[•]		12/31/02
	Class P	[•]	[•]	[•]	[•]		7/7/08
	Institutional	[•]	[•]	[•]	[•]		12/31/96
	Administrative	[•]	[•]	[•]	[•]		2/5/02
RCM Mid-Cap	Class A	[•]	[•]	[•]	[•]	11/6/79	2/5/02
	Class B	[•]	[•]	[•]	[•]		2/5/02
	Class C	[•]	[•]	[•]	[•]		2/5/02
	Class D	[•]	[•]	[•]	[•]		12/29/00
	Class R	[•]	[•]	[•]	[•]		12/31/02
	Institutional	[•]	[•]	[•]	[•]		11/6/79
	Administrative	[•]	[•]	[•]	[•]		2/5/02
RCM Strategic Growth	Class A	[•]	[•]	[•]	[•]	3/31/06	3/31/06
	Class C	[•]	[•]	[•]	[•]		3/31/06
	Class D	[•]	[•]	[•]	[•]		3/31/06
	Class P	[•]	[•]	[•]	[•]		7/7/08
	Institutional	[•]	[•]	[•]	[•]		3/31/06
	Administrative	[•]	[•]	[•]	[•]		3/31/06

*	For the Funds listed above, the performance information for periods prior to February 1, 2002 reflects the Fee arrangement of the Fund’s predecessors, reflected, as noted above, to reflect the current fee structure of the applicable class.

**	For the Funds listed above offering Class A, Class B, Class C, Class D, Class P, Class R and Administrative Class shares, total return presentations for periods prior to the Inception Date of such a class reflect the prior performance of Institutional Class shares of the Fund, the oldest class (with the exception of the RCM Wellness Fund, whose Class A, Class B and Class C performance information is based upon the Class D shares, the oldest class), adjusted to reflect the actual sales charges (or no sales charges in the case of the Class D, Class P, Institutional Class and Administrative Class shares) of the newer class. The adjusted performance also reflects any different operating expenses associated with the newer class. These include (i) 12b-1 distribution and servicing fees, which are paid by Class C and Class B (at a maximum rate of 1.00% per annum), Class A and the Administrative Class (at a maximum rate of 0.25% per annum), Class R (at a maximum rate of 0.50% per annum ) and may be paid by Class D (at a maximum rate of 0.25% per annum), and are not paid by Class P or the Institutional Class and (ii) administrative fee charges, which differ from class to class. (Administrative fee charges are the same for Class A, B and C shares). Please see “Management of the Trust – Fund Administrator” for information about the administrative fee charges for the different classes of the Funds and the Fund Summaries in the Prospectuses for more detailed information about each Fund’s fees and expenses. Performance presentations for periods prior to the Inception Date of Class A, Class B, Class C and Institutional Class shares for the RCM Wellness Fund are based on the historical performance of Class D shares (which were offered since the inception of the Fund), adjusted in the manner described above.
          The following table sets forth the average annual total return of classes of shares for certain of the Allianz AGIC Funds for periods ended June 30, 2010.
          The AGIC Pacific Rim and AGIC International Funds were each series of Nicholas-Applegate Institutional Funds prior to their reorganizations as Funds of the Trust on July 20, 2002 and October 15, 2004, respectively. The AGIC Emerging Markets Opportunities Fund, a newly formed series of the Trust, reorganized on August 18, 2006, when the Nicholas-Applegate Emerging Markets Opportunities Fund reorganized into the AGIC Emerging Markets Opportunities Fund by transferring substantially all of its assets and liabilities to the AGIC Emerging Markets Opportunities Fund in exchange for Institutional Class shares of the AGIC Emerging Markets Opportunities Fund. Accordingly, “Inception Date of Fund” for these Funds refers to the inception date of their Nicholas-Applegate predecessor series. The Nicholas-Applegate predecessor series of each of these Funds did not offer shares corresponding to the Funds’ Class A, Class B, Class C, Class D or Class P shares. For periods prior to the “Inception Date” of a particular class of the AGIC Pacific Rim Fund’s or the AGIC International Fund’s shares, total return presentations for the class are based on the historical performance of the Institutional Class shares of the applicable Fund, adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and different administrative fee charges. For periods prior to the “Inception Date” of a particular class of the AGIC Emerging Markets Opportunities Fund’s shares, total return presentations for the class are based on the historical performance of the Class I shares of the Nicholas-Applegate Emerging Markets Opportunities Fund, adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which were not paid by Class I shares of the Nicholas-Applegate Emerging Markets Opportunities Fund) and different administrative fee and advisory fee charges.
Average Annual Total Return for Periods Ended June 30, 2010*

Since Inception
					of Fund	Inception	Inception
Fund	Class**	1 Year	5 Years	10 Years	(Annualized)	Date of Fund	Date of Class
AGIC Emerging Markets Opportunities**	Class A	[•]	[•]	[•]	[•]	5/27/04	8/21/06
	Class C	[•]	[•]	[•]	[•]	[•]	8/21/06
	Class D	[•]	[•]	[•]	[•]	[•]	8/21/06
	Class P	[•]	[•]	[•]	[•]	[•]	7/7/08
	Institutional	[•]	[•]	[•]	[•]	[•]	5/27/04

Since Inception
					of Fund	Inception	Inception
Fund	Class**	1 Year	5 Years	10 Years	(Annualized)	Date of Fund	Date of Class
AGIC Global	Class A	[•]	[•]	[•]	[•]	7/19/02	7/19/02
	Class B	[•]	[•]	[•]	[•]	[•]	7/19/02
	Class C	[•]	[•]	[•]	[•]	[•]	7/19/02
	Class D	[•]	[•]	[•]	[•]	[•]	7/19/02
	Class R	[•]	[•]	[•]	[•]	[•]	12/31/02
	Class P	[•]	[•]	[•]	[•]	[•]	7/7/08
	Institutional	[•]	[•]	[•]	[•]	[•]	7/19/02
	Administrative	[•]	[•]	[•]	[•]	[•]	7/19/02
AGIC Systematic Growth	Class A	[•]	[•]	[•]	[•]	7/19/02	7/19/02
	Class B	[•]	[•]	[•]	[•]	[•]	7/19/02
	Class C	[•]	[•]	[•]	[•]	[•]	7/19/02
	Class D	[•]	[•]	[•]	[•]	[•]	7/19/02
	Class P	[•]	[•]	[•]	[•]	[•]	7/7/08
	Institutional	[•]	[•]	[•]	[•]	[•]	7/19/02
	Administrative	[•]	[•]	[•]	[•]	[•]	7/19/02
AGIC Income & Growth	Class A	[•]	[•]	[•]	[•]	2/28/07	2/28/07
	Class C	[•]	[•]	[•]	[•]	[•]	2/28/07
	Class D	[•]	[•]	[•]	[•]	[•]	2/28/07
	Class P	[•]	[•]	[•]	[•]	[•]	7/7/08
	Institutional	[•]	[•]	[•]	[•]	[•]	2/28/07
AGIC International	Class A	[•]	[•]	[•]	[•]	5/7/01	10/29/04
	Class C	[•]	[•]	[•]	[•]	[•]	10/29/04
	Class D	[•]	[•]	[•]	[•]	[•]	10/29/04
	Class P	[•]	[•]	[•]	[•]	[•]	7/7/08
	Class R	[•]	[•]	[•]	[•]	[•]	1/10/06
	Institutional	[•]	[•]	[•]	[•]	[•]	5/7/01
	Administrative	[•]	[•]	[•]	[•]	[•]	1/10/06
AGIC Mid-Cap Growth***	Class A	[•]	[•]	[•]	[•]	2/28/07	2/28/07
	Class C	[•]	[•]	[•]	[•]	[•]	2/28/07
	Class D	[•]	[•]	[•]	[•]	[•]	2/28/07
	Class P	[•]	[•]	[•]	[•]	[•]	7/7/08
	Institutional	[•]	[•]	[•]	[•]	[•]	2/28/07
AGIC Pacific Rim	Class A	[•]	[•]	[•]	[•]	12/31/97	7/31/02
	Class B	[•]	[•]	[•]	[•]	[•]	7/31/02
	Class C	[•]	[•]	[•]	[•]	[•]	7/31/02
	Class D	[•]	[•]	[•]	[•]	[•]	7/31/02
	Class P	[•]	[•]	[•]	[•]	[•]	7/7/08
	Institutional	[•]	[•]	[•]	[•]	[•]	12/31/97

*	Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, B and C shares was deducted at the times, in the amounts, and under the terms discussed in the Retail Prospectus.

**	The Nicholas-Applegate Emerging Markets Opportunities Fund was a series of Nicholas-Applegate Institutional Funds prior to its reorganization into the Allianz AGIC Emerging Markets Opportunities Fund on August 18, 2006. The Prospectuses of the Allianz AGIC Emerging Markets Opportunities Fund disclose performance information for Class I shares of the predecessor fund, adjusted to reflect the actual administrative fees and other expenses of the Fund’s Institutional Class shares. The actual performance of Class I shares of the predecessor fund, without adjustment for the Allianz AGIC Emerging Markets Opportunities Fund’s current expenses but taking into account any applicable expenses subsidies, waivers and offsets during the applicable periods, is provided below.
Average Annual Total Returns (as of 12/31/05)

			Since Inception of Fund
Fund	Class	1 Year	(Annualized)	Inception Date of Fund
Nicholas-Applegate Emerging Markets Opportunities Fund	Class I	41.85%	44.51%	5/27/04

***	The Nicholas-Applegate U.S Systematic Mid Cap Growth Fund was a series of Nicholas-Applegate Institutional Funds prior to its reorganization into the Allianz AGIC Mid-Cap Growth Fund on July 27, 2007. The Prospectuses of the Allianz AGIC Mid-Cap Growth Fund disclose performance information for Class I shares of the predecessor fund, adjusted to reflect the actual administrative fees and other expenses of the Fund’s Institutional Class shares. The actual performance of Class I shares of the predecessor fund, without adjustment for the Allianz AGIC Mid-Cap Growth Fund’s current expenses but taking into account any applicable expenses subsidies, waivers and offsets during the applicable periods, is provided below.
Average Annual Total Returns (as of 6/30/07)

			Since Inception of Fund
Fund	Class	1 Year	(Annualized)	Inception Date of Fund
Nicholas-Applegate U.S. Systematic Mid Cap Growth Fund	Class I	22.11%	14.31%	2/27/04
Voting Rights
          Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, pursuant to the terms of the Administrative Order captioned “In the Matter of PA Fund Management LLC, PEA Capital LLC and PA Distributors LLC,” the Trust was required to hold a shareholder meeting in 2005 and once every five years thereafter, including in 2010, for the purpose of electing Trustees. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.
          Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). All classes of shares of the Funds have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each Fund separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect all Funds, then only shareholders of the Fund(s) affected shall be entitled to vote on the matter. All classes of shares of a Fund will vote together, except with respect to the Distribution and Servicing Plan applicable to Class A, Class B, Class C or Class R shares, to the Distribution or Administrative Services Plans applicable to Administrative Class shares, to the Administration Agreement as applicable to a particular class or classes, or when a class vote is required as specified above or otherwise by the 1940 Act.
          The Trust’s shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.
Certain Ownership of Trust Shares
           As of [     ], the Trust believes that the Trustees and officers of the Trust, as a group, owned less than one percent of each class of each Fund and of the Trust as a whole. Appendix B lists persons who own of record 5% or more of the noted class of shares of the Funds as of the dates noted, as well as information about owners of 25% or more of the outstanding shares of beneficial interest of the Funds, and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act. To the extent a shareholder “controls” a specified Fund, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of a Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholders.
Custodian
          State Street Bank & Trust Co. (“State Street”), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, serves as custodian for assets of all Funds, including as custodian of the Trust for the custody of the foreign securities acquired by those Funds that invest in foreign securities. Under the agreement, State Street may hold foreign securities at its principal offices and its branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.
          Pursuant to rules or other exemptions under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is currently made by the Trust’s “foreign custody manager” (currently, its custodian) following a consideration of a number of factors. Currently, the Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust, but reserves the right to discontinue this practice as permitted by Rule 17f-5. No assurance can be given that the appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.
Independent Registered Public Accounting Firm
          [•] 1100 Walnut Street, Suite 1300, Kansas City, MO 64106, serves as the independent registered public accounting firm for the Funds. [•] provides audit services, audit-related services, tax services and other services relating to SEC filings.
Transfer and Shareholder Servicing Agents
          Boston Financial Data Services, Inc., 30 Dan Road, Canton, Massachusetts 02021-2809, serves as the Transfer and Shareholder Servicing Agent for the Trust’s Class A, Class B, Class C, Class D and Class R shares. Boston Financial Data Services, Inc., 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105, serves as the Transfer Agent for the Trust’s Class P, Institutional Class and Administrative Class shares.
Legal Counsel
          Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110, serves as legal counsel to the Trust.

Registration Statement
          This Statement of Additional Information and the Prospectuses do not contain all of the information included in the Trust’s registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.
          Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.
Financial Statements
          Audited financial statements for the Funds as of June 30, 2010, for the fiscal year then ended, including notes thereto, and the reports of [•] thereon, are incorporated by reference from the Trust’s June 30, 2010 Annual Reports. The Trust’s June 30, 2010 Annual Reports were filed electronically with the SEC on August[ ], 2010 (Accession No. 0001193125-09-183434).
          Unaudited financial statements for the Funds as of December 31, 2009, for the six-month period then ended, including notes thereto, are incorporated by reference from the Trust’s December 31, 2009 Semi-Annual Reports. The Trust’s December 31, 2009 Semi-Annual Reports were filed electronically with the SEC on March 5, 2010 (Accession No. 0001193125-10-048589).
Forward-Looking Statements
          The Trust’s Prospectuses and this Statement of Additional Information include forward-looking statements. All statements other than statements of historical facts contained in the prospectuses and this Statement of Additional Information, including statements regarding the Funds’ investment strategies, are forward-looking statements. The words “believe,” “may,” “estimate,” “continue,” “anticipate,” “intend,” “should,” “plan,” “could,” “target,” “potential,” “is likely,” “will,” “expect” and similar expressions, as they relate to the Funds, are intended to identify forward-looking statements. Forward-looking statements are subject to a number of risks, uncertainties and assumptions, some of which are described in the prospectuses and in this Statement of Additional Information. In addition, the Funds’ past results do not necessarily indicate their future results. You should not rely upon forward-looking statements as predictions of future events or performance. You cannot be assured that the events and circumstances reflected in the forward-looking statements will be achieved or occur.

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
          Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the Adviser’s or Sub-Adviser’s view of their comparability to rated securities. A Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch, or, if unrated, determined by the Adviser or a Sub-Adviser to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed income securities.
Moody’s Investors Service, Inc.
          Corporate and Municipal Bond Ratings
          Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
          Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.
          A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
          Baa: Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
          Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
          B: Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
          Caa: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
          Ca: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
          C: Bonds that are rated C are the lowest rated class of bonds. Issues rated C can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.
          Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries that carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.
          Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.
          Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
          Corporate Short-Term Debt Ratings
          Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.
          Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
          PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.
          PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
          PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
          NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.
Standard & Poor’s Ratings Services
          Issue Credit Rating Definitions
A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.
Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days – including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.
Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment – capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by , and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.
          Corporate and Municipal Bond Ratings
          Investment Grade
          AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
          AA: An obligation rated ‘AA’ differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
          A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
          BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
          Speculative Grade
          Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having predominantly speculative characteristics with respect to the capacity to pay interest and repay principal. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
          BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
          B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
          CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
          CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
          C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.
          D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
          CI: The rating CI is reserved for income bonds on which no interest in being paid.
          Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
          Active Qualifiers
          Provisional ratings: The letters “pr” indicate that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.
          i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the “p”; subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.
          L: Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.
          p: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.
          pi: Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.
          Preliminary: Preliminary ratings are assigned to issues, including financial programs, in the following circumstances. Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating. Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

          t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.
          Unsolicited: Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.
          N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
          Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.
          Short Term Issue Credit Ratings
          Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.
          A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
          A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
          A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
          B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
          B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
          B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
          B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
          C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
          D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
          Dual Ratings: Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).
          The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor. Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.
Fitch, Inc.
Long-Term Credit Ratings
Investment Grade
          AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
          AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
          A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
          BBB: Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
Speculative Grade
          BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
          B: Highly speculative. For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘RR1’ (outstanding).
          CCC: For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions. For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), or ‘RR3’ (good) or ‘RR4’ (average).
          CC: For issuers and performing obligations, default of some kind appears probable. For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘RR4’ (average) or ‘RR5’ (below average).
          C: For issuers and performing obligations, default is imminent. For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).
          RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations. .

          D: Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:
•	Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

•	The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

•	The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.
     Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.
     Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.
     Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.
Recovery Ratings
     Fitch Ratings’ assigns Recovery Ratings to securities and issues. These currently are published for most individual obligations of issuers with IDRs in the ‘B’ rating category and below and to structured finance securities that become distressed or have defaulted and are rated in the ‘B’ rating category and below. New issue structured finance securities typically are not assigned a Recovery Rating.
     Recoveries gain in importance at lower rating levels because the likelihood of default in the near to medium term is often quite high and differences in recovery values have a more meaningful impact on loss expectations. Among the factors that affect recovery rates for an entity’s security are the collateral, the seniority relative to other obligations in the capital structure, and the company’s expected value in distress. For structured finance securities, the combination of tranche size, relative seniority, and structural features influence recovery values.
     The Recovery Scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following a liquidation or termination of the obligor or its associated collateral. As such, it is an ordinal scale and does not attempt to precisely predict a given level of recovery.
Recovery Ratings Scale
     RR1: Outstanding recovery prospects given default.
     RR2: Superior recovery prospects given default.
     RR3: Good recovery prospects given default.
     RR4: Average recovery prospects given default.
     RR5: Below average recovery prospects given default.
     RR6: Poor recovery prospects given default.
     While recovery ratings are in relative terms, Fitch does employ recovery bands in its ratings approach.

     RR1 rated securities have characteristics in line with securities historically recovering 91%-100% of current principal and related interest.
     RR2 rated securities have characteristics in line with securities historically recovering 71%-90% of current principal and related interest.
     RR3 rated securities have characteristics in line with securities historically recovering 51%-70% of principal and related interest.
     RR4 rated securities have characteristics in line with securities historically recovering 31%-50% of current principal and related interest.
     RR5 rated securities have characteristics in line with securities historically recovering 11%-30% of current principal and related interest.
     RR6 rated securities have characteristics in line with securities historically recovering 0%-10% of current principal and related interest.
Short-Term Credit Ratings
A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.
     F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
     F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
     F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.
     B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.
     C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
     D: Indicates an entity or sovereign that has defaulted on all of its financial obligations
     Qualifiers
     The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below “CCC”, or to Short-term ratings other than “F1”. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)
     “NR”: Denotes that Fitch Ratings does not publicly rate the associated issue or issuer.
     “WD”: Indicates that the rating has been withdrawn and is no longer maintained by Fitch.
     Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

     Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are ‘stable’ could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

[[**TO BE UPDATED BY AMENDMENT**]]
APPENDIX B
CERTAIN OWNERSHIP OF TRUST SHARES
As of [ ], the following persons owned of record or beneficially 5% or more of the noted class of shares of the following Funds:
a = Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to “control” the Funds, as that term is defined in the 1940 Act.
b = Shares are believed to be held only as nominee.

Percentage
of
Amount and	Outstanding
Nature of	Shares of
Beneficial	Class
Ownership	Owned

B-1

APPENDIX C
ALLIANZ FUNDS (THE “TRUST”)
PROXY VOTING POLICY
1.	It is the policy of the Trust that proxies should be voted in the interest of the shareholders of the appropriate fund, as determined by those who are in the best position to make this determination. The Trust believes that the firms and/or persons purchasing and selling securities for the funds and analyzing the performance of the funds’ securities are in the best position and have the information necessary to vote proxies in the best interests of the funds and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the fund, on the other. Accordingly, the Trust’s policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the funds.

2.	The Trust, for each fund advised by Allianz Global Investors Fund Management LLC (“AGIFM”), delegates the responsibility for voting proxies to AGIFM, which will in turn delegate such responsibility to the sub-adviser of the particular fund. AGIFM’s Proxy Voting Policy Summary is attached as Appendix A hereto. Summaries of the detailed proxy voting policies of the Trust’s current sub-advisers are set forth in Appendix B attached hereto. Such summaries may be revised from time to time to reflect changes to the sub-advisers’ detailed proxy voting policies.

3.	The party voting the proxies (i.e., the sub-adviser or portfolio manager) shall vote such proxies in accordance with such party’s proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

4.	AGIFM and each sub-adviser of a fund of the Trust with proxy voting authority shall deliver a copy of its respective proxy voting policies and any material amendments

1

thereto to the Board of the Trust promptly after the adoption or amendment of any such policies.

5.	The party voting the proxy shall: (i) maintain such records and provide such voting information as is required for the Trust’s regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 17 of Form N-1A; and (ii) shall provide such additional information as may be requested, from time to time, by the Board or the Trust’s Chief Compliance Officer.

6.	This Proxy Voting Policy Statement (including Appendix B), the Proxy Voting Policy Summary of AGIFM and summaries of the detailed proxy voting policies of each sub-adviser of a fund of the Trust with proxy voting authority for a fund, shall be made available (i) without charge, upon request, by calling 1-800-426-0107 and (ii) on the Trust’s website at www.allianzinvestors.com. In addition, to the extent required by applicable law or determined by the Trust’s Chief Compliance Officer or Board of Trustees, the Proxy Voting Policy Summary of AGIFM and summaries of the detailed proxy voting policies of each sub-adviser with proxy voting authority shall also be included in the Trust’s SAI.
Revision History
Allianz Funds
Proxy Voting Policy
Log of Changes Since October 2004 Compliance Date of Rule 38a-1
•	October 4, 2006

•	September 17, 2008

Appendix A
ALLIANZ GLOBAL INVESTORS FUND MANAGEMENT LLC (“AGIFM”)
PROXY VOTING POLICY SUMMARY
1.	It is the policy of AGIFM that proxies should be voted in the interest of the shareholders of the applicable fund, as determined by those who are in the best position to make this determination. AGIFM believes that the firms and/or persons purchasing and selling securities for the funds and analyzing the performance of the funds’ securities are in the best position and have the information necessary to vote proxies in the best interests of the funds and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the fund, on the other. Accordingly, AGIFM’s policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the funds.

2.	AGIFM, for each fund of Allianz Funds which it acts as an investment adviser, delegates the responsibility for voting proxies to the sub-adviser for the respective fund, subject to the terms hereof.

3.	The party voting the proxies (e.g., the sub-adviser) shall vote such proxies in accordance with such party’s proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

4.	AGIFM and each sub-adviser of a fund shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the board of the relevant fund promptly after the adoption or amendment of any such policies.

5.	The party voting the proxy shall: (i) maintain such records and provide such voting information as is required for such funds’ regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 17 of Form N-1A;

and (ii) shall provide such additional information as may be requested, from time to time, by such funds’ respective boards or chief compliance officers.

6.	This Proxy Voting Policy Summary and summaries of the proxy voting policies for each sub-adviser of a fund advised by AGIFM shall be available (i) without charge, upon request, by calling 1-800-426-0107 and (ii) at www.allianzinvestors.com. In addition, to the extent required by applicable law or determined by the relevant fund’s board of directors/trustees or chief compliance officer, this Proxy Voting Policy Summary and summaries of the detailed proxy voting policies of each sub-adviser and each other entity with proxy voting authority for a fund advised by AGIFM shall also be included in the SAI for the relevant fund.

Appendix B
Cadence Capital Management LLC (“Cadence”)
Description of Proxy Voting Policy and Procedures
Cadence typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, Cadence’s primary objective is to make voting decisions solely in the best interests of its clients. Cadence will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients’ accounts.
Cadence has adopted the written Proxy Voting Policies and Procedures (the “Proxy Guidelines”) of its proxy voting service, Risk Metrics Group (“RMG”), as they are amended by RMG from time to time. The Proxy Guidelines reflect Cadence’s general voting positions on specific corporate actions, including but not limited to those relating to social and corporate responsibility issues, stock option plans and other management compensation issues, changes to a portfolio company’s capital structure and corporate governance. For example, each Company generally votes against proposals to require a supermajority shareholder vote and against proposals that expressly permit the repricing of stock options without prior shareholder approval. Some matters will require a case-by-case analysis. Cadence may from time to time instruct RMG to vote in a manner that is inconsistent with the RMG Proxy Guidelines if Cadence believes that doing so is in the best interest of the relevant client(s) or consistent with the client’s wishes.
Cadence may vote proxies individually for an account or aggregate and record votes across a group of accounts, strategy or product. Cadence may refrain from voting a proxy on behalf of its clients’ accounts after an analysis of the relative costs and benefits or due to logistical considerations that may have a detrimental effect on Cadence’s ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person, (iv) restrictions on a foreigner’s ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.
Cadence advisory clients may participate in securities lending programs. Under most securities lending arrangements, securities on loan may not be voted by the lender unless the loan is recalled prior to the record date for the vote. Cadence will request that clients notify Cadence in writing if the client has decided to participate in a securities lending program. If a client has decided to participate in a securities lending program, Cadence will generally not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace. If the client who participates in a securities lending program requests, Cadence will use reasonable efforts to request the client recall the loaned securities for voting if Cadence has knowledge that the proxy involves a material event (as determined by Cadence) effecting the loaned securities in time to recall and vote loaned securities.
The ability to timely recall shares for proxy voting purposes is not within the control of Cadence and requires the cooperation of the client and its other service providers. Under certain circumstances, the recall of shares in time to be voted may not be possible due to applicable proxy voting record dates, the timing of receipt of information and administrative considerations. Accordingly, efforts to recall loaned securities are not always effective and there can be no guarantee that any such securities can be retrieved in a timely manner for purposes of voting the securities.
Conflicts of Interest. Cadence may have conflicts of interest that can affect how it votes its clients’ proxies. For example, Cadence or an affiliate may manage a pension plan whose management is sponsoring a proxy proposal. The Proxy Guidelines are designed to prevent material conflicts of interest from affecting the manner in which Cadence votes its clients’ proxies. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, Cadence’s proxy voting committee will be responsible for determining how the Company resolves such material conflicts of interest with its clients.
NFJ Investment Group (“NFJ”)
Description of Proxy Voting Policy and Procedures
NFJ typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, NFJ’s primary objective is to make voting decisions solely in the best economic interests of its clients. NFJ will act in a manner that it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients’ accounts.
NFJ has adopted written Proxy Voting Policies and Procedures (the “Proxy Guidelines”) that are reasonably designed to ensure that it is voting in the best interest of its clients. The Proxy Guidelines reflect NFJ’s general voting positions on specific corporate actions, including but not limited to those relating to social and corporate responsibility issues, stock option plans and other management compensation issues, changes to a portfolio company’s capital structure and corporate governance. For example, NFJ generally votes for proposals to declassify boards and generally opposes proposals to institute supermajority voting requirements relating to business combinations. In addition, because Proxy Guidelines cannot anticipate all situations and the surrounding facts of each proxy issue, some proxy issues may require a case-by-case analysis (whether or not required by the Proxy Guidelines) and may result in a vote being cast that will deviate from the Proxy Guidelines.
In accordance with the Proxy Guidelines, NFJ may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote the proxy. NFJ may vote proxies individually for an account or aggregate and record votes across a group of accounts, strategy or product. In addition, NFJ may refrain from voting a proxy on behalf of its clients’ accounts in certain circumstances, for example, due to de-minimis holdings, impact on the portfolio, items relating to foreign issuers (including ADRs), timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate. For example, NFJ may refrain from voting a proxy of a foreign issuer due to logistical or other considerations that may have a detrimental effect on NFJ’s ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person, (iv) restrictions on a foreigner’s ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.
NFJ advisory clients may participate in securities lending programs. Under most securities lending arrangements, securities on loan may not be voted by the lender unless the loan is recalled prior to the record date for the vote. NFJ will request that clients notify NFJ in writing if the client has decided to participate in a securities lending program. If a client has decided to participate in a securities lending program, NFJ will defer to the client’s determination and will generally not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace. If the client who participates in a securities lending program requests, NFJ will use reasonable efforts to request the client recall the loaned securities for voting if NFJ has knowledge that the proxy involves a material event (as determined by NFJ) effecting the loaned securities in time to recall and vote the loaned securities.
The ability to timely recall shares for proxy voting purposes is not within the control of NFJ and requires the cooperation of the client and its other service providers. Under certain circumstances, the recall of shares in time to be voted may not be possible due to applicable proxy voting record dates, the timing of receipt of information and administrative considerations. Accordingly, efforts to recall loaned securities are not always effective and there can be no guarantee that any such securities can be retrieved in a timely manner for purposes of voting the securities.
To assist in the proxy voting process, NFJ may retain an independent third party service provider to assist in providing research, analysis and voting recommendations on corporate governance issues and corporate actions as well as assist in the administrative process. The services provided offer a variety of proxy-related services to assist in NFJ’s handling of proxy voting responsibilities.
Conflicts of Interest. NFJ may have conflicts of interest that can affect how it votes its clients’ proxies. For example, NFJ or an affiliate may advise a pension plan whose management is sponsoring a proxy proposal. The Proxy Guidelines are designed to prevent material conflicts of interest from affecting the manner in which NFJ votes its clients’ proxies. In order to ensure that all material conflicts of interest are handled appropriately while carrying out its obligation to vote proxies, NFJ’s Proxy Committee has established procedures addressing how NFJ identifies and resolves any material conflicts of interest with its clients.
ALLIANZ GLOBAL INVESTORS CAPITAL LLC (“AGIC”)
PROXY VOTING POLICY AND PROCEDURES
General Policy
          Rule 206(4)-6 under the Advisers Act of 1940 requires AGIC to adopt and implement policies and procedures that are reasonably designed to ensure that it votes client and fund securities in the best interests of clients and fund investors and addresses how conflicts of interest are handled. AGIC typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, AGIC makes voting decisions solely in the best interests of its clients by voting proxies in a manner intended to enhance the economic value of the underlying portfolio securities held in its clients’ accounts. AGIC is only relieved of the duty to vote proxies in such cases when the client investment advisory agreement or another operative document clearly reserves or assigns proxy voting authority and related duties to recall securities on loan to the client or to a third party, or when circumstances beyond its control prevent it from voting proxies.
I. Proxy Voting Guidelines
          A. Proxy Guidelines. The Proxy Guidelines reflect AGIC’s general voting positions on specific corporate governance issues and corporate actions. The Proxy Guidelines address routine as well as significant matters commonly encountered. However, because the Proxy Guidelines cannot anticipate all situations and the surrounding facts of each proxy issue (including, without limitation, foreign laws and practices that may apply to a proxy), some proxy issues may require a case-by-case analysis (whether or not required by the Proxy Guidelines) prior to voting and may result in a vote being cast that will deviate from the Proxy Guidelines. In such cases, the proxy voting procedures established by the Proxy Committee for such situations (and described below) will be followed.
          B. Client Instructions to Vote in a Particular Manner. Upon receipt of a client’s written request, AGIC may also vote proxies for that client’s account in a particular manner that may differ from the Proxy Guidelines. AGIC shall not vote shares held in one client’s account in a manner designed to benefit or accommodate any other client.
          C. Cost-Benefit Analysis Involving Voting Proxies. AGIC may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote a proxy. Given the outcome of the cost-benefit analysis, the AGIC may refrain from voting a proxy on behalf of its clients’ accounts.

          In addition, AGIC may refrain from voting a proxy on behalf of its clients’ accounts due to de-minimis holdings, immaterial impact on the portfolio, items relating to foreign issues (such as those described below), non-discretionary holdings not covered by AGIC, timing issues related to the opening/closing of accounts, securities out on loan, contractual arrangements with clients and/or their authorized delegate, and the timing of receipt of proxies. For example, AGIC may refrain from voting a proxy of a foreign issue due to logistical considerations that may impair AGIC’s ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person, (iv) restrictions on foreigner’s ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.
          D. Share Blocking. AGIC will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions.
          E. Securities on Loan. Registered investment companies (“client”) that are advised or sub-advised by AGIC as well as certain other advisory clients1 may participate in securities lending programs. Under most securities lending arrangements, securities on loan may not be voted by the lender unless the loan is recalled prior to the record date for the vote. AGIC will request that clients notify AGIC in writing if the client has decided to participate in a securities lending program. If a client has decided to participate in a securities lending program, AGIC will defer to the client’s determination and not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace. If the client who participates in a securities lending program requests, AGIC will use reasonable efforts to notify the client of proxy measures that AGIC deems material.
          A Material Event for purposes of determining whether a recall of a security is warranted, means a proxy that relates to a merger, acquisition, spin-off or other similar corporate action that may impact the market value of the security. The Proxy Committee will review the standard for determination of a Material Event from time to time and will adjust the standard as it deems necessary. AGIC may utilize third-party service providers, in its sole discretion, to assist it in identifying and evaluating whether an event constitutes a Material Event.
          The ability to timely identify material events and advise recall of shares for proxy voting purposes is not within the control of AGIC and requires the cooperation of the client and its other service providers. Under certain circumstances, the recall of shares in time to be voted may not be possible due to applicable proxy voting record dates, the timing of receipt of information and administrative considerations. Accordingly, clients are advised that efforts to recall loaned securities are not always effective and there can be no guarantee that any such securities can be retrieved in a timely manner for purposes of voting the securities.

[1]	Section E to the Proxy Policy and Procedures applies only to registered investment companies.

          F. Case-by-Case Proxy Determinations. With respect to a proxy ballot that requires a case-by-case voting determination where AGIC has not instructed the Proxy Provider (as defined below) how to vote the proxy prior to the proxy voting deadline, AGIC has directed the Proxy Provider to vote in accordance with the Proxy Provider’s Policy.
II. Outsourcing the Proxy Voting Process
          AGIC has retained an independent third party service provider (the “Proxy Provider”) to assist in the proxy voting process by implementing the votes in accordance with the Proxy Guidelines as well as assisting in research and the administrative process. The services provided to AGIC offer a variety of fiduciary-level, proxy-related services to assist in its handling of proxy voting responsibilities and corporate governance-related efforts.
III. Proxy Committee
          AGIC has also established a Proxy Committee that oversees the proxy voting process and implements the voting process in accordance with these Proxy Voting Policy and Procedures. The Proxy Committee meets at a minimum on an annual basis and when necessary to address potential conflicts of interest. AGIC may have conflicts of interest that could potentially affect how it votes its clients’ proxies. For example, AGIC may manage a pension plan whose management is sponsoring a proxy proposal relating to a security held in another client’s account. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out AGIC’s obligation to vote proxies, the Proxy Committee developed a process to identify proxy voting issues that may raise conflicts of interest between AGIC and its clients and to resolve such issues.
          The Proxy Committee will also perform the following duties:
1 Establish AGIC’s proxy voting guidelines, with such advice, participation and research as the Proxy Committee deems appropriate from the investment professionals, proxy voting services or other knowledgeable interested parties;
2 Approve and monitor the outsourcing of voting obligations to the Proxy Provider;
3 Develop a process for resolution of voting issues that require a case-by-case analysis (either because the Proxy Guidelines require a case-by-case analysis or the Proxy Guidelines do not specify a vote for a particular proxy issue) or involve a potential conflict of interest (in consultation with the relevant portfolio manager and/or analyst when appropriate), monitor such process and ensure that the resolutions of such issues are properly documented;
4 Monitor proxy voting (or the failure to vote) based on AGIC’s instructions or recommendations to (i) abstain from a vote, (ii) vote contrary to its Proxy Guidelines or (iii) take voting action based on AGIC’s interpretation of a Proxy Guideline, and ensure that the reasons for such actions are properly documented;
5 Oversee the maintenance of records regarding proxy voting decisions in accordance with the standards set forth by this policy and applicable law; and

6 Review, at least annually, all applicable processes and procedures, voting practices, the adequacy of records and the use of third party services and update or revise as necessary.
IV. Proxy Voting – Conflicts of Interest
          The Proxy Committee has determined that if a particular proxy vote is specified by the Proxy Guidelines and AGIC, in fact, votes in accordance with the Proxy Guidelines, a potential conflict of interest does not arise. In all other cases, proxy proposals will be reviewed for potential conflicts of interest and will be monitored to ensure the sufficiency of documentation supporting the reasons for such proxy vote. If a potential conflict of interest is identified, the Proxy Committee will review the voting decision to ensure that the voting decision has not been affected by the potential conflict.
V. Investment Management Personnel Responsibilities
          AGIC has assigned responsibility to its CIO for the review of the Proxy Guidelines on an annual basis to ensure that the guidelines are consistent with AGIC’s position on various corporate governance issues and corporate actions and to make any amendments as necessary. AGI will communicate promptly all amendments to the Proxy Guidelines to the Proxy Provider by.
          In addition, the following types of “case-by-case” proxy proposals are required to be reviewed by a CIO or the appropriate portfolio manager and/or analyst (subject to the conflicts of interests procedures established by the Proxy Committee):
1 Proxy proposals which are not currently covered by the Proxy Guidelines and are referred back to AGIC as case-by-case;
2 Bundled proxy proposals which require a single vote and are referred back to AGIC as case-by-case; and
3 Proxy proposals where the Proxy Provider does not have sufficient information to evaluate the proposal and are referred back to AGIC as case-by-case.
VI. Disclosure of Proxy Voting Policies and Procedures
          AGIC provides clients with a copy of the Proxy Voting Policy and Procedures upon request. In addition, it discloses a summary of this policy in Part II of AGIC’s Form ADV which it provides to clients at or prior to entering into an investment advisory agreement with a client and also offers to existing clients on an annual basis.
VII. Providing Clients Access to Voting Records
          Generally, clients of AGIC have the right, and shall be afforded the opportunity, to have access to records of voting actions taken with respect to securities held in their respective accounts. Proxy voting reports for clients who request such voting records are typically prepared by the Proxy Provider on a quarterly basis and sent to the client by AGIC’s applicable client service representative. Shareholders and unit-holders of commingled funds advised or sub-advised by AGIC shall have access to voting records pursuant to the governing documents of the commingled fund.
          Proxy voting actions are confidential and may not be disclosed to third parties except as may be required by law, requested by regulators or explicitly authorized by the applicable client.
VIII. Maintenance of Proxy Voting Records
          Rule 204-2 under the Advisers Act of 1940 requires AGIC to maintain specified records with respect to those clients. AGIC must maintain the following records relating to proxy voting:
1 Copies of AGIC’s Proxy Voting Policies, Procedures and Guidelines;
2 Copies or records of each proxy statement received with respect to clients’ securities for whom AGIC exercises voting authority;
3 A record of each vote cast on behalf of a client as well as certain records pertaining to AGIC’s decision on the vote;
4 A copy of any document created by AGIC that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and
5 A copy of each written client request for information on how AGIC voted proxies on behalf of the client, and a copy of any written response by AGIC to any client request for information (either written or oral) on how AGIC voted proxies on behalf of the requesting client.
AGIC keeps records for a period of at least six years following the date that the vote was cast. AGIC may maintain the records electronically. AGIC may also rely on the Proxy Provider to maintain proxy statements and records of proxy votes on AGIC’s behalf. As such, the Proxy Provider must provide a copy of the records promptly upon request.
RCM Capital Management LLC (“RCM”)
Description of Proxy Voting Policy and Procedures
In cases where RCM has authority to vote its clients’ proxies, such proxies are voted in a manner consistent with its clients’ best interests. RCM’s primary objectives are to honor its fiduciary duties to its clients and vote with regard to enhancing shareholder wealth and voting power.
Written proxy policies and procedures (the “Proxy Guidelines”) have been established by RCM’s Proxy Committee, which includes investment, compliance and operations personnel. The Proxy Guidelines are reasonably designed to ensure that RCM is voting in the best interest of its clients. The Proxy Guidelines reflect RCM’s general voting positions on specific corporate actions, including but not limited to those relating to social and corporate responsibility issues, stock option plans and other management compensation issues, and changes to a portfolio company’s capital structure and corporate governance. For example, RCM generally votes against proposals that contain term limits for directors and generally opposes proposals to institute supermajority voting requirements relating to business combinations. Most issues will require a case-by-case analysis.
RCM reviews the proxy statement, third-party proxy research provided by Institutional Shareholder Services (a proxy voting service) and other information it believes relevant when determining how to vote a proxy in accordance with its Proxy Guidelines. If the Proxy Guidelines do not address a particular voting issue, RCM’s Proxy Specialist will consult the analyst who covers the security or the Proxy Committee to determine how to vote the proxy. The Proxy Committee meets annually to review the Proxy Guidelines and determine whether any revisions are appropriate.
RCM may refrain from voting under certain circumstances. These circumstances may include, but are not limited to: 1) proxy statements and ballots being written in a foreign language, 2) untimely notice of a shareholder meeting, 3) requirements to vote proxies in person, 4) restrictions on foreigner’s ability to exercise votes, or 5) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.
Proxy voting in certain countries requires “share blocking.” To vote proxies in such countries, shareholders must deposit their shares shortly before the date of the meeting with a designated depositary and the shares are then restricted from being sold until the meeting has taken place and the shares are returned to the shareholders’ custodian banks. Absent compelling reasons, RCM believes the benefit to its clients of exercising voting rights does not outweigh the potential negative effects of not being able to sell the shares. Therefore, if share blocking is required RCM generally abstains from voting.
RCM will not be able to vote securities on loan under securities lending arrangements into which RCM’s clients have entered. For voting issues that may have a significant impact on the investment, and if RCM believes the client account holds a sufficient number of shares to have a material impact on the vote, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client and the administrative burden of retrieving the securities. RCM believes that these circumstances will be rare.
Conflicts of Interest. RCM may have conflicts of interest that can affect how it votes its clients’ proxies. For example, RCM or an affiliate may manage a pension plan whose management is sponsoring a proxy proposal. RCM may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder voting rights in general or in specific situations. Accordingly, RCM may reach different voting decisions for different clients. RCM shall not vote shares held in one client’s account in a manner designed to benefit or accommodate any other client. The Proxy Committee is responsible for analyzing potential conflicts of interest and determining how they should be addressed.

APPENDIX D
PROCEDURES FOR SHAREHOLDERS TO SUBMIT NOMINEE CANDIDATES
(As of March 14, 2007)
A shareholder of a Fund must follow the following procedures in order to submit properly a nominee recommendation for the Committee’s consideration.
1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to a Fund, to the attention of the Secretary, at the address of the principal executive offices of the Fund. Once each quarter, if any Shareholder Recommendations have been received by the Secretary during the quarter, the Secretary will inform the Committee of the new Shareholder Recommendations. Because the Fund does not hold annual or other regular meetings of shareholders for the purpose of electing Directors/Trustees, the Committee will accept Shareholder Recommendations on a continuous basis.

2.	All Shareholder Recommendations properly submitted to a Fund will be held by the Secretary until such time as (i) the Committee convenes to consider candidates to fill Board vacancies or newly created Board positions (a “Director/Trustee Consideration Meeting”) or (ii) the Committee instructs the Secretary to discard a Shareholder Recommendation following a Director/Trustee Consideration Meeting or an Interim Evaluation (as defined below).

3.	At a Director/Trustee Consideration Meeting, the Committee will consider each Shareholder Recommendation then held by the Secretary. Following a Director/Trustee Consideration Meeting, the Committee may instruct the Secretary to discard any or all of the Shareholder Recommendations currently held by the Secretary.

4.	A Committee may, in its discretion and at any time, convene to conduct an evaluation of validly submitted Shareholder Recommendations (each such meeting, an “Interim Evaluation”) for the purpose of determining which Shareholder Recommendations will be considered at the next Director/Trustee Consideration Meeting. Following an Interim Evaluation, the Committee may instruct the Secretary to discard any or all of the Shareholder Recommendations currently held by the Secretary.

5.	The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the number of shares of (and class) of the Fund(s) owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate
 i

called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with the election of Directors/Trustees or Directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Fund to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director/Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Fund’s books; (iv) the number of shares of (and class) of the Fund(s) owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve on the Board or to satisfy applicable law.
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PART C. OTHER INFORMATION
Item 28. Exhibits.
     The letter of each exhibit relates to the exhibit designation in Form N-1A:
(a) (1)	Form of Second Amendment and Restated Agreement and Declaration of Trust (2).

(2)	Third Amended and Restated Agreement and Declaration of Trust (44).

(3)	Fourth Amended and Restated Agreement and Declaration of Trust, dated as of September 9, 2005 (46).

(4)	Fifth Amended and Restated Agreement and Declaration of Trust, dated as of July 16, 2007 (61).
(b) (1)	Form of Amended and Restated Bylaws (19).

(2)	Amended and Restated Bylaws, dated as of September 26, 2002 (30).

(3)	Second Amended and Restated Bylaws of Allianz Funds (44).

(4)	Third Amended and Restated Bylaws, dated as of June 2, 2005 (46).

(5)	Fourth Amended and Restated Bylaws, dated as of December 30, 2005 (49).

(6)	Fifth Amended and Restated Bylaws, dated March 9, 2006 (50).
(c) (1)	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Second Amended and Restated Agreement and Declaration of Trust (2).

(2)	Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Bylaws (30).
(d) (1) (i)	Form of Amended and Restated Investment Advisory Agreement dated as of May 5, 2000 (19).
(ii)	Addendum to Investment Advisory Agreement to add the NFJ International Value Fund (44).

(iii)	Form of Addendum to Investment Advisory Agreement to decrease the advisory fee rate with respect to PIMCO Growth & Income Fund (f/k/a PIMCO Mid-Cap Equity Fund) and to add the PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds (19).

(iv)	Form of Addendum to Investment Advisory Agreement to add the Select Value Fund (24).

(v)	Form of Addendum to Investment Advisory Agreement to add the PIMCO RCM International Growth Equity Fund, PIMCO RCM Emerging Markets Fund, PIMCO RCM Europe Fund, PIMCO RCM Global Small-Cap Fund, PIMCO RCM Global Technology Fund, PIMCO RCM Global Healthcare Fund, PIMCO RCM Large-Cap Growth Fund, PIMCO RCM Tax-Managed Growth Fund, PIMCO RCM Mid-Cap Fund, PIMCO RCM Small-Cap Fund, PIMCO RCM Biotechnology Fund, PIMCO RCM Balanced Fund and PIMCO RCM Global Equity Fund (26).

(vi)	Form of addendum to Investment Advisory Agreement to add the PIMCO NACM Core Equity Fund, PIMCO NACM Global Fund, PIMCO NACM Growth Fund, PIMCO NACM International Fund, PIMCO NACM Flex-Cap Value Fund, PIMCO NACM Pacific Rim Fund and PIMCO NACM Value Fund (28).

(vii)	Form of Novation of Amended and Restated Investment Advisory Agreement, dated September 30, 2002, naming PIMCO Funds Advisors LLC as Adviser to the Trust (30).

(viii)	Form of Addendum to Investment Advisory Agreement to add the Multi-Discipline Portfolio (35).

(ix)	Form of Addendum to Investment Advisory Agreement to add the PIMCO RCM Europe Fund (38).

(x)	Form of Addendum to Investment Advisory Agreement to add the PIMCO RCM Global Resources Fund and PIMCO RCM Global Financial Services Fund (41).

(xi)	Form of Addendum to Investment Advisory Agreement to add the PIMCO NACM International Core Fund (40).

(xii)	Addendum to Investment Advisory Agreement to add the Allianz OCC Core Equity Fund (44).

(xiii)	Form of Addendum to Investment Advisory Agreement to add the Allianz RCM Small-Cap Growth Fund (47).

(xiv)	Form of Addendum to Investment Advisory Agreement to add the Allianz RCM Strategic Growth Fund (50).

(xv)	Form of Addendum to Investment Advisory Agreement to add the Allianz NACM Emerging Markets Opportunities, Allianz NFJ Mid-Cap Value and Allianz OCC International Equity Funds (53).

(xvi)	Form of Addendum to Investment Advisory Agreement to add the Allianz NACM Income & Growth Fund (57).

(xvii)	Form of Addendum to Investment Advisory Agreement to add the Allianz NACM Mid-Cap Growth Fund (60).

(xviii)	Form of Addendum to Investment Advisory Agreement to add the Allianz OCC Small-Cap Value Fund (62).
(2) (i)	Form of Portfolio Management Agreement with NFJ Investment Group (19).
(ii)	Form of Portfolio Management Agreement with Cadence Capital Management (19).

(iii)	Portfolio Management Agreement with Parametric Portfolio Associates (24).

(iv)	Form of Portfolio Management Agreement with PIMCO/Allianz Investment Advisors LLC (20).

(v)	Form of Portfolio Management Agreement with Dresdner RCM Global Investors LLC (26).

(vi)	Form of Portfolio Management Agreement with Nicholas-Applegate Capital Management (28).

(vii)	Form of Portfolio Management Agreement with Pacific Investment Management Company LLC (35).

(viii)	Portfolio Management Agreement with PIMCO Equity Advisors LLC (42).

(ix)	Portfolio Management Agreement with Oppenheimer Capital LLC (44).

(x)	Form of Novation of Portfolio Management Agreement with NFJ Investment Group (30).

(xi)	Form of Novation of Portfolio Management Agreement with Cadence Capital Management (30).

(xii)	Form of Novation of Portfolio Management Agreement with Parametric Portfolio Associates (30).

(xiii)	Form of Novation of Portfolio Management Agreement with PIMCO Equity Advisors (30).

(xiv)	Form of Novation of Portfolio Management Agreement with Dresdner RCM Global Investors, LLC (30).

(xv)	Form of Novation of Portfolio Management Agreement with Nicholas-Applegate Capital Management (30).

(xvi)	Form of Addendum to Portfolio Management Agreement with PIMCO Equity Advisors (35).

(xvii)	Form of Addendum to Portfolio Management Agreement with NFJ Investment Group (35).

(xviii)	Form of Addendum to Portfolio Management Agreement with Dresdner RCM Global Investors, LLC (35).

(xix)	Form of Addendum to Portfolio Management Agreement with Nicholas Applegate Capital Management (35).

(xx)	Form of Portfolio Management Agreement with Parametric Portfolio Associates (35).

(xxi)	Form of Addendum to Portfolio Management Agreement with Dresdner RCM Global Investors, LLC (38).

(xxii)	Form of Addendum to Portfolio Management Agreement with Dresdner RCM Global Investors, LLC (39).

(xxiii)	Form of Addendum to Portfolio Management Agreement with Nicholas-Applegate Capital Management (40).

(xxiv)	Addendum to Portfolio Management Agreement with NFJ Investment Group to add the NFJ International Value Fund (44).

(xxv)	Form of Addendum to Portfolio Management Agreement with RCM Capital Management LLC to add the Allianz RCM Small-Cap Growth Fund (47).

(xxvi)	Form of Addendum to Portfolio Management Agreement with RCM Capital Management LLC to add the Allianz RCM Strategic Growth Fund (50).

(xxvii)	Form of Addendum to Portfolio Management Agreement with Oppenheimer Capital LLC to add the Allianz OCC International Equity Fund (53).

(xxviii)	Form of Addendum to Portfolio Management Agreement with Nicholas-Applegate Capital Management LLC to add the Allianz NACM Emerging Markets Opportunities Fund (54).

(xxix)	Form of Addendum to Portfolio Management Agreement with NFJ Investment Group to add the Allianz NFJ Mid-Cap Value Fund (55).

(xxx)	Form of Novation of Portfolio Management Agreement between Allianz Global Investors Fund Management LLC, PEA Capital LLC and Oppenheimer Capital LLC (56).

(xxxi)	Form of Addendum to Portfolio Management Agreement with Nicholas-Applegate Capital Management LLC to add the Allianz NACM Income & Growth Fund (57).

(xxxii)	Form of Addendum to Portfolio Management Agreement with Nicholas-Applegate Capital Management LLC to add the Allianz NACM Mid-Cap Growth Fund (60).

(xxxiii)	Form of Addendum to Portfolio Management Agreement with Oppenheimer Capital LLC to add the Allianz OCC Small-Cap Value Fund (62).

(xxxiv)	Addendum to Portfolio Management Agreement with NFJ Investment Group to add the Allianz Global Investors Value Fund (64).

(xxxv)	Addendum to Portfolio Management Agreement with NFJ Investment Group to add the Allianz NFJ Renaissance Fund (66).
(e) (1)	Form of Amended and Restated Distribution Contract (31).
(2)	Supplement to Distribution Contract to add the PIMCO Large-Cap Value, PIMCO International Value, PIMCO Balanced Value, PIMCO Core Equity, PIMCO Small-Cap Value, PIMCO Disciplined Value and PIMCO Mid-Cap Value Funds (33).

(3)	Form of Supplement to Distribution Contract to add PIMCO Multi-Discipline Portfolio (35).

(4)	Form of Supplement to Distribution Contract to add PIMCO RCM Europe Fund (38).

(5)	Supplement to Distribution Contract to add PIMCO RCM Global Resources Fund and PIMCO RCM Global Financial Services Fund (41).

(6)	Form of Supplement to Distribution Contract to add PIMCO NACM International Core Fund (40).

(7)	Supplement to Distribution Contract to add OCC Core Equity and NFJ International Value Funds (44).

(8)	Form of Dealer Agreement (21).

(9)	Form of Supplement to Distribution Contract to add the Allianz RCM Small-Cap Growth Fund (47).

(10)	Form of Supplement to Distribution Contract to add the Allianz RCM Strategic Growth Fund (50).

(11)	Form of Supplement to Distribution Contract to add the Allianz NACM Emerging Markets Opportunities, Allianz NFJ Mid- Cap Value and Allianz OCC International Equity Funds (53).

	(12)	Form of Supplement to the Distribution Contract to add the Allianz NACM Income & Growth Fund (57).

	(13)	Form of Supplement to Distribution Contract to add the Allianz NACM Mid-Cap Growth Fund (60).

	(14)	Form of Supplement to Distribution Contract to add the Allianz OCC Small-Cap Value Fund (62).

	(15)	Form of Amended and Restated Distribution Contract (63).

(f)		Not Applicable.

(g)	(1)	Form of Custody and Investment Accounting Agreement dated January 1, 2000 with State Street Bank & Trust Company (19).

	(2)	Form of Amendment to Custody and Investment Accounting Agreement with State Street Bank & Trust Company (24).

(h)	(1)	Form of Amended and Restated Administration Agreement between the Trust and PIMCO Advisors L.P. (19).

(i) Revised Schedule to Administrative Agreement (Exhibit A) as of December 6, 2001 (26).

(ii) Revised Schedule to Administrative Agreement (Exhibit A) as of June, 2002 (28).

(iii) Form of Revised Schedule to Administrative Agreement (Exhibit A) as of December, 2002 (31).

(iv) Form of Revised Schedule to Administrative Agreement (Exhibit A) as of December, 2003 (37).

	(2)	Amended and Restated Administration Agreement between the Trust and PIMCO Advisors Fund Management LLC dated March 7, 2003 (34).

(i) Updated Schedule to Administration Agreement (35).

(ii) Form of Updated Schedule to Administration Agreement (38).

(iii) Form of Updated Schedule to Administration Agreement (40).

(iv) Updated Schedule to Administration Agreement (41).

(v) Updated Schedule to Administration Agreement, dated September 17, 2009 (67).

(vi) Updated Schedule to Administration Agreement, dated October 29, 2009 (67).

	(3)	[Reserved]

	(4)	[Reserved]

	(5)	Form of Agency Agreement and Addenda (1).

	(6)	Form of Addendum to Agency Agreement (4).

	(7)	Form of Assignment of Agency Agreement (4).

(8)	Form of Addendum to Agency Agreement (6).

(9)	(i)	Form of Transfer Agency and Services Agreement with National Financial Data Services (23).

	(ii)	Form of Transfer Agency and Services Agreement with First Data Investor Services Group, Inc. dated November 9, 1998, as amended July 20, 1999 (19).

(a) Amendment Number Two to the Transfer Agency and Series Agreement with First Data Investor Services Group, Inc. (24).

	(iii)	Form of Transfer Agency and Services Agreement with State Street Bank and Trust Company, including Form of Novation and Amendment of Transfer Agency Agreement (26).

	(iv)	Form of Revised Schedule to Transfer Agency and Services Agreement with Boston Financial Data Services, Inc. (63).

	(v)	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. dated October 3, 2008 (65).

(10)	Form of Service Plan for Institutional Services Shares (6).

(11)	Form of Administrative Services Plan for Administrative Class Shares (4).

(12)	Amended and Restated Administrative Services Plan for Administrative Class Shares (43).

(13)	Form of Securities Lending Authorization Agreement with State Street Bank and Trust Company (29).

(14)	Securities Lending Agency Agreement with Dresdner Bank AG (44).

(15)	Form of Administration Agreement between the Trust and PIMCO Funds Advisors LLC (30).

(16)	Amended and Restated Administration Agreement (44).

	(i)	Form of Revised Schedule to Amended and Restated Administration Agreement (Exhibit A) as of January 2006 (47).

	(ii)	Form of Revised Schedule to Amended and Restated Administration Agreement (Exhibit A) as of April 1, 2006 (50).

	(iii)	Form of Revised Schedule to Amended and Restated Administration Agreement (Exhibit A) (53).

	(iv)	Form of Revised Schedule to Amended and Restated Administration Agreement (Exhibit A) as of February 28, 2007 (58).

	(v)	Form of Revised Schedule to Amended and Restated Administration Agreement (Exhibit A) as of June 27, 2007 (60).

	(vi)	Form of Revised Schedule to Amended and Restated Administration Agreement (Exhibit A) as of October 23, 2007 (62).

(17)	Form of Amended and Restated Administration Agreement between the Trust and Allianz Global Investors Fund Management LLC (63).

(18)	Form of Sub-Administration Agreement between Allianz Global Investors Fund Management LLC and State Street Bank & Trust Company (45).

(i)		Opinion and Consent of Counsel (6).

(j)		Consent of Independent Registered Public Accounting Firm — To be filed by amendment.

(k)		Not Applicable.

(l)		Initial Capital Agreement (6).

(m)	(1)	Form of Distribution and Servicing Plan (Class A) (4).

	(2)	Form of Distribution and Servicing Plan (Class B) (4).

	(3)	Form of Distribution and Servicing Plan (Class C) (4).

	(4)	Form of Distribution Plan for Administrative Class Shares (4).

	(5)	Amended and Restated Distribution Plan for Administrative Class Shares (43).

	(6)	Form of Distribution Plan for Class D Shares included as part of the Form of Amended and Restated Administration Agreement included in Exhibit (h)(16).

	(7)	Form of Distribution and Servicing Plan for Class R shares (32).

(n)	(1)	Form of Amended and Restated Multi-Class Plan (21).

	(2)	Amended and Restated Multi-Class Plan dated September 19, 2001 (25).

	(3)	Second Amended and Restated Multi-Class Plan dated December 5, 2002 (32).

	(4)	Third Amended and Restated Multi-Class Plan dated October 7, 2003 (41).

	(5)	Fourth Amended and Restated Multi-Class Plan dated September 8, 2004 (42).

	(6)	Fifth Amended and Restated Multi-Class Plan dated December 3, 2007 (63).

	(7)	Sixth Amended and Restated Multi-Class Plan dated March 6, 2008 (63).

	(8)	Seventh Amended and Restated Multi-Class Plan dated June 10, 2008 (63).

	(9)	Eighth Amended and Restated Multi-Class Plan dated December 4, 2008 (66).

(p)	(1)	Amended and Restated Code of Ethics of the Registrant (55).

	(2)	Code of Ethics of Allianz Global Investors of America L.P., Allianz Global Investors Fund Management LLC, Nicholas-Applegate Capital Management LLC, NFJ Investment Group L.P., OpCap Advisors LLC and PEA Capital LLC (52).

	(3)	Code of Ethics of Pacific Investment Management Company LLC (35).

	(4)	Code of Ethics of Dresdner RCM Global Investors LLC (26).

	(5)	Code of Ethics of PIMCO Funds Distributors LLC (19).

	(6)	Code of Ethics of Cadence Capital Management LLC (52).

	(7)	Code of Ethics of Allianz Global Investors of America L.P. revised January 2008 (63).

	(8)	Code of Ethics of RCM Capital Management LLC revised January 2008 (63).

	(9)	Code of Ethics of Nicholas-Applegate Capital Management LLC revised February 2008 (63).

	(10)	Code of Ethics of Allianz Global Investors of America L.P., Allianz Global Investors Distributors LLC, Allianz Global Investors Fund Management LLC, NFJ Investment Group LLC, Nicholas-Applegate Capital Management LLC and Oppenheimer Capital LLC effective February 2, 2009 (67).

	(11)	Code of Ethics of RCM Capital Management LLC revised July 2009 (67).

	(12)	Code of Ethics of Cadence Capital Management LLC effective February 1, 2009 (67).

(q)	(1)	Powers of Attorney and Certificate of Secretary (1).

	(2)	Power of Attorney for Stephen J. Treadway, E. Philip Cannon, Donald P. Carter, Gary A. Childress, John P. Hardaway, W. Bryant Stooks and Gerald M. Thorne (5).

	(3)	Power of Attorney for Theodore J. Coburn (27).

	(4)	Power of Attorney for David C. Flattum (42).

	(5)	Power of Attorney for E. Philip Cannon (43).

	(6)	Power of Attorney for Donald P. Carter (43).

	(7)	Power of Attorney for Theodore J. Coburn (43).

	(8)	Power of Attorney for Gary A. Childress (43).

	(9)	Power of Attorney for John P. Hardaway (43).

	(10)	Power of Attorney for E. Blake Moore (43).

	(11)	Power of Attorney for W. Bryant Stooks (43).

	(12)	Power of Attorney for Gerald M. Thorne (43).

	(13)	Power of Attorney for Brian S. Shlissel (45).

	(14)	Power of Attorney for F. Ford Drummond, Udo Frank, James S. MacLeod, Davey S. Scoon, Edward E. Sheridan and James W. Zug (48).

	(15)	Power of Attorney for John C. Maney (59).

1.	Incorporated by reference from Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on July 1, 1996.

2.	Incorporated by reference from Definitive Proxy Statement of the Trust (File No. 811-06161), as filed on November 7, 1996.

3.	Incorporated by reference from Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A of PIMCO Advisors Funds (File No. 2-87203), as filed on November 30, 1995.

4.	Incorporated by reference from Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on January 13, 1997.

5.	Incorporated by reference from Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 10, 1997.

6.	Incorporated by reference from Post-Effective Amendment No. 28 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 1997.

7.	Incorporated by reference from Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on March 13, 1998.

8.	Incorporated by reference from Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on April 21, 1998.

9.	Incorporated by reference from Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on June 30, 1998.

10.	Incorporated by reference from Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on July 2, 1998.

11.	Incorporated by reference from Post-Effective Amendment No. 36 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 30, 1998.

12.	Incorporated by reference from Post-Effective Amendment No. 38 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 1999.

13.	Incorporated by reference from Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on May 25, 1999.

14.	Incorporated by reference from Post-Effective Amendment No. 43 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 29, 1999.

15.	Incorporated by reference from Post-Effective Amendment No. 44 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 14, 1999.

16.	Incorporated by reference from Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on March 27, 2000.

17.	Incorporated by reference from Post-Effective Amendment No. 47 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 2000.

18.	Not Applicable.

19.	Incorporated by reference from Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on August 17, 2000.

20.	Incorporated by reference from Post-Effective Amendment No. 53 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2000.

21.	Incorporated by reference from the Registration Statement on Form N-14 of the Trust (File No. 333-54506), as filed on January 29, 2001.

22.	Incorporated by reference from Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on November 13, 2000.

23.	Incorporated by reference from Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on April 6, 2001.

24.	Incorporated by reference from Post-Effective Amendment No. 59 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on August 31, 2001.

25.	Incorporated by reference from Post-Effective Amendment No. 64 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2001.

26.	Incorporated by reference from Post-Effective Amendment No. 66 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 28, 2001.

27.	Incorporated by reference from Post-Effective Amendment No. 67 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on May 2, 2002.

28.	Incorporated by reference from Post-Effective Amendment No. 71 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on July 19, 2002.

29.	Incorporated by reference from Post-Effective Amendment No. 72 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on August 29, 2002.

30.	Incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2002.

31.	Incorporated by reference from Post-Effective Amendment No. 81 under the Investment Company Act to the Trust’s Registration Statement on Form N-1A (File No. 811-6161), as filed on December 16, 2002.

32.	Incorporated by reference from Post-Effective Amendment No. 76 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 30, 2002.

33.	Incorporated by reference from Post-Effective Amendment No. 79 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on April 1, 2003.

34.	Incorporated by reference from the Registration Statement on Form N-14 of the Trust (File No. 333-106248), as filed on June 18, 2003.

35.	Incorporated by reference from Post-Effective Amendment No. 83 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 28, 2003.

36.	Incorporated by reference from Post-Effective Amendment No. 84 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 31, 2003.

37.	Incorporated by reference from Post-Effective Amendment No. 85 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 15, 2003.

38.	Incorporated by reference from Post-Effective Amendment No. 86 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on January 16, 2004.

39.	Incorporated by reference from Post-Effective Amendment No. 88 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on April 16, 2004.

40.	Incorporated by reference from Post-Effective Amendment No. 89 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on June 16, 2004.

41.	Incorporated by reference from Post-Effective Amendment No. 92 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on September 1, 2004.

42.	Incorporated by reference from Post-Effective Amendment No. 93 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on November 1, 2004.

43.	Incorporated by reference from Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on January 14, 2005.

44.	Incorporated by reference from Post-Effective Amendment No. 100 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on April 1, 2005.

45.	Incorporated by reference from Post-Effective Amendment No. 105 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on November 1, 2005.

46.	Incorporated by reference from Post-Effective Amendment No. 106 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on November 10, 2005.

47.	Incorporated by reference from Post-Effective Amendment No. 108 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 30, 2005.

48.	Incorporated by reference from Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on January 5, 2006.

49.	Incorporated by reference from Post-Effective Amendment No. 111 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on January 9, 2006.

50.	Incorporated by reference from Post-Effective Amendment No. 114 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 2006.

51.	Incorporated by reference from Post-Effective Amendment No. 115 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on March 31, 2006.

52.	Incorporated by reference from Post-Effective Amendment No. 118 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on May 23, 2006.

53.	Incorporated by reference from Post-Effective Amendment No. 120 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on June 30, 2006.

54.	Incorporated by reference from Post-Effective Amendment No. 121 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on August 7, 2006.

55.	Incorporated by reference from Post-Effective Amendment No. 122 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on August 21, 2006.

56.	Incorporated by reference from Post-Effective Amendment No. 124 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on November 1, 2006.

57.	Incorporated by reference from Post-Effective Amendment No. 125 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on December 13, 2006.

58.	Incorporated by reference from Post-Effective Amendment No. 126 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on February 26, 2007.

59.	Incorporated by reference from Post-Effective Amendment No. 127 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on April 13, 2007.

60.	Incorporated by reference from Post-Effective Amendment No. 128 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on June 27, 2007.

61.	Incorporated by reference from Post-Effective Amendment No. 129 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on August 9, 2007.

62.	Incorporated by reference from Post-Effective Amendment No. 131 to the Trust’s Registration Statement on Form N-1A (File No. 33-36528), as filed on October 23, 2007.

63.	Incorporated by reference from Post-Effective Amendment No. 134 to the Trust’s Registration Statement on Form N-1A (File 33-36528), as filed on July 1, 2008.

64.	Incorporated by reference from Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A (File 33-36528), as filed on August 29, 2008.

65.	Incorporated by reference from Post-Effective Amendment No. 136 to the Trust’s Registration Statement on Form N-1A (File 33-36528), as filed on October 31, 2008.

66.	Incorporated by reference from Post-Effective Amendment No. 137 to the Trust’s Registration Statement on Form N-1A (File 33-36528), as filed on August 28, 2009.

67.	Incorporated by reference from Post-Effective Amendment No. 138 to the Trust’s Registration Statement on Form N-1A (File 33-36528), as filed on October 30, 2009.
Item 29. Persons Controlled By or Under Common Control with Registrant.
          Not applicable.
Item 30. Indemnification
     Reference is made to Article VIII, Section 1, of the Registrant’s Fifth Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.
     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Fifth Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of the Trust’s Investment Adviser and Portfolio Managers.

     Unless otherwise stated, the principal business address of each organization listed is 1345 Avenue of the Americas, New York, NY 10105.
     Allianz Global Investors Fund Management LLC

Name	Position with Advisor	Other Affiliations
E. Blake Moore, Jr.	Chairman – Management Board, Managing Director and Chief Executive Officer	Chief Executive Officer of Allianz Global Investors Solutions LLC.

Udo Frank	Management Board	Managing Director, Global Chief Executive Officer, Chairman of the Board, Executive Committee and Board Manager of RCM Capital Management LLC; Managing Director, Chairman of the Board, Chief Executive Officer, Executive Committee and Member – Board of Managers of RCM U.S. Holdings LLC.

Barbara Claussen	Management Board	Management Board, Managing Director, Chief Operating Officer and Executive Committee of NFJ Investment Group LLC; Management Board of Allianz Global Investors Capital LLC.

Marna C. Whittington	Management Board	Management Board, Managing Director and CEO of Allianz Global Investors Capital LLC; Managing Director, Chief Executive Officer, Executive Committee of Nicholas-Applegate Capital Management LLC; Managing Director and Chief Executive Officer of Nicholas-Applegate Securities LLC; and Executive Committee of Oppenheimer Capital LLC.

John C. Maney	Management Board	Management Board, Managing Director and Chief Operating Officer of Allianz Global Investors of America LLC, Allianz Global Investors of America L.P., Member-Board of Directors and Managing Director of Allianz Global Investors Advertising Agency Inc.; Managing Director and Chief Operating Officer of Allianz Global Investors NY Holdings LLC; Management Board and Managing Director of Allianz Global Investors U.S. Holding LLC; Managing Director and Chief Operating Officer of Allianz Hedge Fund Partners Holding L.P. and Allianz Global Investors U.S. Retail LLC; Member-Board of Directors and Chief Operating Officer of PIMCO Global Advisors (Resources) Limited; Management Board of Nicholas-Applegate Holdings LLC, Board of Directors and Chief Operating Officer of Oppenheimer Group, Inc. and Allianz Global Investors of America Holdings Inc.; Compensation Committee of NFJ Investment Group LLC; Chief Operating Officer of Allianz Global Investors U.S. Holding II LLC; Member and Chairman – Board of Directors, President and Chief Operating Officer of PFP Holdings, Inc.; Managing Director of Allianz Global Investors Capital LLC and Executive Vice President of PIMCO Japan Ltd.

Name	Position with Advisor	Other Affiliations
Michael J. Puntoriero	Chief Financial Officer	Chief Financial Officer of Allianz Global Investors Fund Management LLC, Allianz Global Investors of America Holdings Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors Solutions LLC, Allianz Global Investors U.S. Holding LLC, Allianz Global Investors U.S. Holding II LLC, Allianz Global Investors Hedge Fund Partners Holding L.P., NFJ Investment Group LLC, Nicholas-Applegate Capital Management LLC, Nicholas- Applegate Holdings LLC, Oppenheimer Capital LLC, Oppenheimer Group, Inc., Pacific Investment Management Company LLC, PFP Holdings Inc., PIMCO Australia Pty Ltd., PIMCO Canada Holding LLC, PIMCO Canada Corp., PIMCO Europe Limited, PIMCO Global Advisors LLC, PIMCO Japan Ltd., StocksPLUS Management Inc.; Managing Director and Chief Financial Officer of Allianz Global Investors Advertising Agency Inc., Allianz Global Investors of America LLC, Allianz Global Investors of America L.P., Allianz Global Investors Capital LLC, Allianz Global Investors U.S. Retail LLC, Allianz Global Investors NY Holdings LLC; Director and Chief Financial Officer of PIMCO Global Advisors (Resources) Limited. Managing Director of Allianz Global Investors Distributors LLC.

Brian S. Shlissel	Executive Vice President	None.

Larry G. Altadonna	Senior Vice President	None.

Thomas J. Fuccillo	Executive Vice President, Chief Legal Officer and Secretary	Executive Vice President of Allianz Global Investors of America L.P.

Vinh T. Nguyen	Senior Vice President and Treasurer	Senior Vice President and Treasurer of Allianz Global Investors Advertising Agency Inc., Allianz Global Investors of America LLC, Allianz Global Investors of America L.P., Allianz Global Investors of America Holdings Inc., Allianz Global Investors Distributors LLC, Allianz Global Investors Managed Accounts LLC, Allianz Global Investors Capital LLC, Allianz Global Investors NY Holdings LLC, Allianz Global Investors Solutions LLC, Allianz Global Investors U.S. Retail LLC, Allianz Global Investors U.S. Holding LLC, Allianz Hedge Fund Partners Holding L.P., NFJ Investment Group LLC, Nicholas-Applegate Capital Management LLC, Nicholas - Applegate Holdings LLC, Oppenheimer Capital LLC, Oppenheimer Group, Inc., Pacific Investment Management Company LLC, PFP Holdings Inc., PIMCO Canada Holding LLC, PIMCO Global Advisors LLC, and PIMCO Global Advisors (Resources) Limited; Vice President and Controller of PIMCO Australia Pty Ltd, PIMCO Europe Limited; Treasurer of Allianz Global Investors U.S. Holding II LLC.

Name	Position with Advisor	Other Affiliations
Colleen Martin	Senior Vice President and Controller	Senior Vice President and Controller of Allianz Global Investors Advertising Agency Inc., Allianz Global Investors of America LLC, Allianz Global Investors of America L.P., Allianz Global Investors of America Holdings Inc., Allianz Global Investors Managed Accounts LLC, Allianz Global Investors Capital LLC, Allianz Global Investors NY Holdings LLC, Allianz Global Investors Solutions LLC, Allianz Global Investors U.S. Holding LLC, Allianz Global Investors U.S. Holding II LLC, Allianz Global Investors U.S. Retail LLC, Allianz Hedge Fund Partners Holding L.P., NFJ Investment Group LLC, Nicholas-Applegate Capital Management LLC, Nicholas- Applegate Holdings LLC, Oppenheimer Capital LLC, Oppenheimer Group Inc., PFP Holdings Inc., PIMCO Canada Holding LLC, PIMCO Global Advisers LLC, PIMCO Global Advisors (Resources) Limited; Controller of Stocks Plus Management Inc.; Chief Financial Officer, Financial Operations Principal, Senior Vice President and Controller of Allianz Global Investors Distributors LLC; and Chief Financial Officer, Financial Operations Controller of Nicholas-Applegate Securities LLC.

Albert A. Pisano	Senior Vice President and Chief Compliance Officer	Senior Vice President of Allianz Global Investors of America L.P.

Pamela M. Wooster	Senior Vice President – Head of Risk Management	None.

Kellie E. Davidson	Assistant Secretary	Assistant Secretary of Allianz Global Investors Advertising Agency Inc., Allianz Global Investors of America LLC, Allianz Global Investors of America L.P., Allianz Global Investors of America Holdings Inc., Allianz Global Investors Distributors LLC, Allianz Global Investors Managed Accounts LLC, Allianz Global Investors Capital LLC, Allianz Global Investors NY Holdings LLC, Allianz Global Investors Solutions LLC, Allianz Global Investors U.S. Holding II LLC, Allianz Global Investors U.S. Retail LLC, Allianz Hedge Fund Partners Holding L.P., NFJ Investment Group LLC, Nicholas-Applegate Capital Management LLC, Nicholas- Applegate Holdings LLC, Oppenheimer Capital LLC, Oppenheimer Group, Inc., PFP Holdings Inc., PIMCO Canada Holding LLC, PIMCO Global Advisors LLC, and PIMCO Global Advisors (Resources) Limited.

Richard Cochran	Vice President	None.

Richard J. Lavery	Vice President	None.

Orhan Dzemaili	Vice President	None.

Scott Whisten	Vice President	None.

Allianz Global Investors Capital LLC
600 West Broadway
San Diego, CA 92101

Name	Position with Adviser	Other Affiliations

     Information relating to Allianz Global Investors Capital LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.
The address of Allianz Global Investors of America L.P. is 888 San Clemente Drive, Suite 100, Newport Beach, CA 92660.
     The address of Allianz Global Investors Distributors LLC is 1345 Avenue of the Americas, New York, NY 10105
Cadence Capital Management LLC
265 Franklin Street, 11th floor
Boston, MA 02110

Name	Position with Advisor	Other Affiliations

William B. Bannick	Managing Director, CIO, Executive Vice President	Management Board Member, Vice President, CCM Holding LLC; Management Board Member, Cadence MD LLC.

Robert L. Fitzpatrick	Managing Director	Management Board Member, Cadence MD LLC.

Bart J. O’Connor	Managing Director	Management Board Member, Cadence MD LLC.

Michael J. Skillman	Managing Director, CEO	Management Board Member, Chief Executive Officer, CCM Holding LLC; Management Board Member, Chief Executive Officer, Cadence MD LLC.

Heather K. Mellem	Chief Compliance Officer, General Counsel, Secretary	Secretary, CCM Holding LLC.
NFJ Investment Group LLC
2100 Ross Avenue, Suite 700
Dallas, TX 75201

Name	Position with Adviser	Other Affiliations

Benno J. Fischer	Member – Management Board, Managing Director, Executive Committee, Compensation Committee	Management Board, Member of Allianz Global Investors Capital LLC.

John L. Johnson	Managing Director	None.

Paul A. Magnuson	Member – Management Board, Managing Director, Executive Committee	None.

Jeffrey S. Partenheimer	Managing Director	None.

Name	Position with Adviser	Other Affiliations
Barbara Claussen	Member – Management Board, Managing Director, Chief Operating Officer, Executive Committee	See Allianz Global Investors Fund Management LLC.

Michael J. Puntoriero	Chief Financial Officer	See Allianz Global Investors Fund Management LLC.

Colleen Martin	Senior Vice President and Controller	See Allianz Global Investors Fund Management LLC.

Charles Field	Chief Legal Officer and Secretary	None.

Patti Almanza	Senior Vice President and Chief Compliance Officer	None.

John C. Maney	Compensation Committee	See Allianz Global Investors Fund Management LLC.

Vinh T. Nguyen	Senior Vice President and Treasurer	See Allianz Global Investors Fund Management LLC.

Bradley B. Bartholow	Principal	None.

Robert B. McKinney	Principal	None.

Thomas Oliver	Principal	None.

Kellie E. Davidson	Assistant Secretary	See Allianz Global Investors Fund Management LLC.
RCM Capital Management LLC
555 Mission Street, Suite 1700
San Francisco, CA 94105

Name	Position with Adviser	Other Affiliations

Udo Frank	Managing Director, Global Chief Executive Officer, Chairman of the Board, Executive Committee and Board Manager	See Allianz Global Investors Fund Management LLC.

Robert J. Goldstein	Managing Director, Chief Executive Officer, Executive Committee and Board Manager	Member, Board of Managers of Caywood-Scholl Capital Management LLC; Executive Committee and Member of Board of Managers of RCM U.S. Holdings LLC.

Joanne L. Howard	Managing Director	None.

Scott T. Migliori	Managing Director, Chief Investment Officer and Executive Committee and Board Manager	Executive Committee and member of Board of Managers of RCM U.S. Holdings LLC.

Steven J. Berexa	Managing Director	None.

Jacques Garmier	Managing Director	None.

Melody McDonald	Managing Director	None.

Seung Minn	Managing Director	None.

Walter C. Price Jr.	Managing Director	None.

Christopher Alders	Director	None.

Linda Marie Mowry Beck	Director	None.

Name	Position with Adviser	Other Affiliations
James Chen	Director	None.

Michael G. Dauchot	Director	None.

Raphael L. Edelman	Director	None.

Dora Fong	Director, Head of Finance and Administration	Chief Financial Officer of Caywood Scholl Capital Management LLC; and Director of Finance of RCM U.S. Holdings LLC.

Peter A. Goetz	Director	None.

Karen D. Hiatt	Director	None.

Ara J. Jelalian	Director	None.

Steven Klopukh	Director	None.

Louise M. Laufersweiler	Director	None.

David C. Owen	Director, Chief Legal Officer and Chief Compliance Officer, Secretary	Chief Legal Officer, Chief Compliance Officer and Secretary of RCM U.S. Holdings LLC and Caywood-Scholl Capital Management LLC;

Christian W. Pachtner	Director	None.

Edward S. Painvin	Director	None.

Robert A. Patterson	Director	None.

William D. Penn	Director	None.

Joe A. Rodela	Director	None.

Kelly A. Reuba	Director	None.

James Robertson	Director	None.

Jeffrey A. Stabler	Director	None.

Paul Strand	Director	None.

Mark Sullivan	Director	None.

Peter A. Sullivan	Director	None.

Sebastian Thomas	Director	None.

Jeffrey W. Thornton	Director	None.

Ken H. Tsuboi	Director	None.

Brian J. Urey	Director	None.

Jon A. Wolfenbarger	Director	None.

Paul Wagner	Director	None.

Item 32. Principal Underwriters.
(a)	Allianz Global Investors Distributors LLC (the “Distributor”) serves as Distributor of shares for the Registrant and also of PIMCO Funds. The Distributor is an affiliate of Allianz Global Investors Fund Management LLC, the Registrant’s Adviser.

(b)

	Positions and	Positions
Name and Principal	Offices with Principal	and Offices with
Business Address*	Underwriter	Registrant
Brian Gaffney	Managing Director and Chief Executive Officer	None
Andrew J. Meyers	Managing Director and Chief Operating Officer	Vice President
Erik Aarts	Managing Director	None
John Carroll	Managing Director	None
David B. Jobson	Managing Director	None
Phillip Neugebauer	Managing Director	None
Steven B. Plump	Managing Director	None
Michael J. Puntoriero	Managing Director	None
Robert J. Rokose	Managing Director	None
Peter L. Slattery	Managing Director	None
Cathleen M. Stahl	Managing Director	None
Eric M. Sutherland	Managing Director	None
Keith C. Wagner	Managing Director	None
Andrew J. Wilmot	Managing Director	None
William V. Healey	Executive Vice President, Chief Legal Officer and Secretary	None
Kristina S. Hooper	Executive Vice President	None
Joseph S. Quirk	Executive Vice President	None
Mary Catherine Smith	Executive Vice President	None
Colleen Martin	Chief Financial Officer, Financial Operations Principal, Senior Vice President and Controller	None
Vinh T. Nguyen	Senior Vice President and Treasurer	None
Richard Kirk	Senior Vice President, Associate General Counsel	Assistant Secretary
Vinh T. Nguyen	Senior Vice President and Treasurer	None
Colin C. Aymond	Senior Vice President	None
Clark H. Biggers	Senior Vice President	None
Michael Brannan	Senior Vice President	None
Matthew Brown	Senior Vice President	None
Frederick Bruce	Senior Vice President	None
Bryce B. Bulman	Senior Vice President	None
Martin J. Burke	Senior Vice President	None
Richard E. Callinan	Senior Vice President	None
John T. Cardillo	Senior Vice President	None
Catherine M. Carroll	Senior Vice President	None
Christopher A. Casenhiser	Senior Vice President	None
Alice W. Chung	Senior Vice President	None
Brent Cooper	Senior Vice President	None
Lesley Cotton	Senior Vice President	None
Ira W. Cox	Senior Vice President	None
Stephen J. Dane	Senior Vice President	None
Paul DeNicolo	Senior Vice President	None
Neil I. Dewar	Senior Vice President	None
Sean W. Dieterle	Senior Vice President	None
Marc R. Dietrich	Senior Vice President	None
Eric D. Downing	Senior Vice President	None
Joseph F. Eleccion	Senior Vice President	None
Jonathan P. Fessel	Senior Vice President	None
Megan L. Frank	Senior Vice President	None
Michael J. Gallagher	Senior Vice President	None
Joe Gengo	Senior Vice President	None
Michaela A. Gibbons	Senior Vice President	None

	Positions and	Positions
Name and Principal	Offices with Principal	and Offices with
Business Address*	Underwriter	Registrant
Ronald H. Gray	Senior Vice President	None
Dan Hally	Senior Vice President	None
John A. Harrington	Senior Vice President	None
Jonathan C. Hart	Senior Vice President	None
James T. Hartnett	Senior Vice President
Timothy J. Higgins	Senior Vice President	None
John Hussey	Senior Vice President	None
Dustin Kanode	Senior Vice President	None
Patricia Klawitter	Senior Vice President	None
Matthew T. Kobata	Senior Vice President	None
Leslie S. Kravetzky	Senior Vice President	None
Stephen Laut	Senior Vice President	None
Robert J. Lewis	Senior Vice President	None
James F. Lyons	Senior Vice President	None
Andy Maloney	Senior Vice President	None
Gerard P. Marino	Senior Vice President	None
Ann H. McAdams	Senior Vice President	None
Peter J. McCarthy	Senior Vice President	None
Marshall N. McIntosh	Senior Vice President	None
Wayne Meyer	Senior Vice President	None
Heiko Mildner	Senior Vice President	None
Fiora Moyer	Senior Vice President	None
George Murphy	Senior Vice President	None
Gregory J. Murphy	Senior Vice President	None
Kerry A. Murphy	Senior Vice President	None
Paul R. Nickodemus	Senior Vice President	None
Ryne A. Nishimi	Senior Vice President	None
Jeffrey P. Nizzardo	Senior Vice President	None
Brooke Leahy O’Connor	Senior Vice President	None
Kelly Orr	Senior Vice President	None
Henry W. Orvin	Senior Vice President	None
Ralph A. Peluso	Senior Vice President	None
Glynne Pisapia	Senior Vice President	None
Greg H. Poplarski	Senior Vice President	None
Peter M. Prinstein	Senior Vice President	None
Jennifer Quigley	Senior Vice President	None
James M. Rankin	Senior Vice President	None
Joni H. Rheingold	Senior Vice President	None
Frank J. Riccio	Senior Vice President	None
James Scott Rose	Senior Vice President	None
Jeffrey W. Rosser	Senior Vice President	None
Stephen M. Rudman	Senior Vice President	None
Thomas H. Scanlan	Senior Vice President	None
Timothy Schival	Senior Vice President	None
Kevin M. Shanley	Senior Vice President	None
Frank E. Siemon Jr.	Senior Vice President	None
Christopher T. Simutis	Senior Vice President	None
Ernesto Small	Senior Vice President	None
Eugene Smith	Senior Vice President	None
Jeffrey Smith	Senior Vice President	None
Robert Marty Smith	Senior Vice President	None
Linda M. Sorensen	Senior Vice President	None
John J. Stergio	Senior Vice President	None
Steven R. Storlie	Senior Vice President	None
Ben H. Stairs	Senior Vice President	None
Ruth Straughn	Senior Vice President	None

	Positions and	Positions
Name and Principal	Offices with Principal	and Offices with
Business Address*	Underwriter	Registrant
Frederick Teceno	Senior Vice President	None
Kathleen C. Thompson	Senior Vice President	None
Barrie L. Tiedemann Jr.	Senior Vice President	None
William T. Toner	Senior Vice President	None
Richard Triolo	Senior Vice President	None
Brenda C. Warkow	Senior Vice President	None
Steve J. Welker	Senior Vice President	None
Scott Whitehouse	Senior Vice President	None
Nicholas K. Willett	Senior Vice President	None
Neal Zamore	Senior Vice President	None
Glen Zimmerman	Senior Vice President	None
Jill L. Aronovitz	Vice President	None
Isabella Basile	Vice President	None
David Bechor	Vice President	None
Wendy Berge	Vice President	None
Jennifer A. Brenes	Vice President	None
Deborah Brennan	Vice President	None
Matthew C. Carlisle	Vice President	None
Inderjit S. Chhatwal	Vice President	None
Kevin W. Clark	Vice President	None
Cindy Colombo	Vice President	None
Rosemary T. Conlon	Vice President	None
Kerry M. DeBlasio	Vice President	None
Lucianne DeCicco	Vice President	None
Chaya S. Deitsch	Vice President	None
Thomas W. Donnelly	Vice President	None
Martha Douvogiannis	Vice President	None
Joseph F. Eleccion	Vice President	None
Michele N. Ellis	Vice President	None
James C. Farrell	Vice President	None
Jason Feinman	Vice President	None
Christopher D. Francis	Vice President	None
Megan L. Frank	Vice President	None
David G. Frederick	Vice President	None
Linda S. Galsim	Vice President	None
Patrice Georgiou	Vice President	None
Scott B. Goodside	Vice President	None
Seon L. Harry	Vice President	None
Steve Howell	Vice President	None
Renee W. Hui	Vice President	None
Eileen Ip	Vice President	None
Teresa Jettelson	Vice President	None
Rose Kervabon	Vice President	None
Bryan Knaus	Vice President	None
Robert Levy	Vice President	None
Scott Lindsay	Vice President	None
Troy C. Maag	Vice President	None
John Maher	Vice President	None
Sean P. Maher	Vice President	None
Kimberly McGeever	Vice President	None
Joseph P. Minnix	Vice President	None
William A. Misata	Vice President	None
John F. Moxon	Vice President	None
Debra C. Ohstrom	Vice President	None
Josh Orth	Vice President	None
Bijal Patel	Vice President	None

	Positions and	Positions
Name and Principal	Offices with Principal	and Offices with
Business Address*	Underwriter	Registrant
Satya A. Prasad	Vice President	None
Shivaun Prendergast	Vice President	None
Andrew Revell	Vice President	None
Julie Rial	Vice President	None
Francis N. Ridolfo	Vice President	None
John Rotondi	Vice President and Chief Compliance Officer	None
Joseph Scull	Vice President	None
Vadim V. Stephanov	Vice President	None
Raad Taha	Vice President	None
Molly Vanderbilt	Vice President	None
Sophie Wang	Vice President	None
Austin A. Weichbrodt	Vice President	None
Kevin D. Willbrand	Vice President	None
Justin R. Wingate	Vice President	None
Kellie E. Davidson	Assistant Secretary	None

*	Principal business address for all individuals listed is 1345 Avenue of the Americas, New York, NY 10105 or 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660.
(c)	The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.
Item 33. Location of Accounts and Records.
     The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, Missouri 64105, Boston Financial Data Services, Inc., 330 W. 9th Street, 5th Floor, Kansas City, Missouri 64105, and/or Boston Financial Data Services, Inc., 30 Dan Road, Canton, MA 02021-2809.
Item 34. Management Services.
          Not Applicable.
Item 35. Undertakings.
          Not Applicable.

NOTICE
     A copy of the Agreement and Declaration of Allianz Funds (the “Trust”), together with all amendments thereto, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.
SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 139 (the “Amendment”) to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 2nd day of September, 2010.

ALLIANZ FUNDS
By:	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr.
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date
/s/ E. Blake Moore, Jr. E. Blake Moore, Jr.	President and Chief Executive Officer	September 2, 2010

Brian S. Shlissel* Brian S. Shlissel	Treasurer and Principal Financial and Accounting Officer

Maryann Bruce	Trustee

Theodore J. Coburn* Theodore J. Coburn	Trustee

F. Ford Drummond* F. Ford Drummond	Trustee

Udo Frank* Udo Frank	Trustee

C. Kim Goodwin	Trustee

James S. MacLeod* James S. MacLeod	Trustee

Name	Capacity	Date
John C. Maney* John C. Maney	Trustee

Davey S. Scoon* Davey S. Scoon	Trustee

Edward E. Sheridan* Edward E. Sheridan	Trustee

W. Bryant Stooks* W. Bryant Stooks	Trustee

Gerald M. Thorne* Gerald M. Thorne	Trustee

James W. Zug* James W. Zug	Trustee

* By:	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr.
Attorney-In-Fact
Date: September 2, 2010